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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number          811-07452
                                   ---------------------------



                          AIM Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



              11 Greenway Plaza, Suite 100   Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)



    Philip A. Taylor  11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)



Registrant's telephone number, including area code:      (713) 626-1919
                                                   -----------------------------



Date of fiscal year end:       12/31
                        -------------------



Date of reporting period:     06/30/06
                         ------------------

Item 1. Reports to Stockholders.

                                                    AIM V.I. BASIC BALANCED FUND
                                Semiannual Report to Shareholders o June 30,2006

                  AIM V.I. BASIC BALANCED FUND seeks to achieve long-term growth of capital and current income.

          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

                                                         [AIM INVESTMENTS LOGO]
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE   --Registered Trademark--

AIM V.I. BASIC BALANCED FUND

MANAGEMENT'S DISCUSSION                                                                    overreact to negative news.
OF FUND PERFORMANCE
                                                                                               Since our application of this
======================================================================================     strategy is highly disciplined and
                                                                                           relatively unique, it is important to
PERFORMANCE SUMMARY                                                                        understand the benefits and limitations
                                             =========================================     of our process. First, the investment
For the six months ended June 30, 2006,                                                    strategy is intended to preserve your
and excluding variable product issuer        FUND VS. INDEXES                              capital while growing it at above-market
charges, AIM V.I. Basic Balanced Fund                                                      rates over the long term. Second, we have
underperformed its broad market,             CUMULATIVE TOTAL RETURNS,                     little portfolio commonality with popular
style-specific and peer group indexes.       12/31/05--6/30/06, EXCLUDING VARIABLE         benchmark indexes and most of our peers.
                                             PRODUCT ISSUER CHARGES. IF VARIABLE           And third, the Fund's short-term relative
    The Fund's underperformance relative     PRODUCT ISSUER CHARGES WERE INCLUDED,         performance will differ from that of its
to its broad market and style-specific       RETURNS WOULD BE LOWER.                       indexes and have little information value
indexes was attributable to an unusual                                                     simply because we don't own the exact
number of relatively underperforming         Series I Shares                     1.00%     same stocks (low commonality).
investments. The largest detractors from
Fund performance were the result of          Series II Shares                    0.92          Our fixed income portfolio investment
negative short-term sentiment or weak                                                      process is accomplished through the use
interim results that, in our opinion, had    Standard & Poor's Composite Index             of top-down strategies involving duration
no impact on their estimated intrinsic       of 500 stocks (S&P 500 Index)                 management, yield-curve position and
values.                                      (Broad Market Index)                2.71      sector allocation. (Duration is the
                                                                                           measure of a debt security's sensitivity
    Your Fund's long-term performance        60% Russell 1000 Value Index/40%              to interest rate changes, expressed in
appears on page 4.                           Lehman Brothers U.S. Aggregate                terms of years. Longer durations usually
                                             Bond Index (Lehman Aggregate)                 are more sensitive to interest rate
                                             (Style-Specific Index)              3.63      movements. The yield curve traces the
                                                                                           yields of debt securities of the same
                                             Lipper Mixed-Asset Target Allocation          quality but different maturities from the
                                             Moderate Fund Index                           shortest to longest available.) In
                                             (Peer Group Index)                  2.36      addition, we use bottom-up strategies
                                                                                           involving credit analysis and selection
                                             Lipper Balanced Fund Index                    of specific securities. By combining
                                             (Former Peer Group Index)(1)        2.25      perspectives from both the portfolio and
                                                                                           the security level, we seek to
                                             SOURCE: LIPPER INC.                           consistently add value over time while
                                                                                           minimizing portfolio risk.
                                             (1) Lipper recently reclassified AIM V.I.
                                                 Basic Balanced Fund from the Lipper       MARKET CONDITIONS AND YOUR FUND
                                                 Balanced Fund category to the Lipper
                                                 Mixed-Asset Target Allocation             Equity markets were mixed and bond
                                                 Moderate Fund category.                   markets were down slightly during the
                                                                                           first half of 2006 amid continued
                                             =========================================     investor concerns regarding rising
                                                                                           interest rates and oil prices.
======================================================================================

HOW WE INVEST                                that we believe have extensive empirical
                                             evidence:
We seek to create wealth by maintaining a
long-term investment horizon and             o Companies have a measurable estimated
investing in companies that are selling      intrinsic value. Importantly, this
at a significant discount to their           estimated fair value is independent of
estimated intrinsic value--a value that      the company's stock price.
is based on the estimated future cash
flows generated by the business. The         o Market prices are more volatile than
Fund's philosophy is based on two            business values, partly because investors
elements                                     regularly

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By security type                              1. U.S. Mortgage-Backed                       1. Cardinal Health, Inc.           2.8%
Common Stocks & Other Equity                     Securities                      13.7%      2. Tyco International Ltd.         2.7
Interests                          65.0%      2. Other Diversified Financial                3. First Data Corp.                2.5
Bonds & Notes                      25.8          Services                         7.9       4. JPMorgan Chase & Co.            2.4
U.S. Mortgage-Backed Securities    13.7       3. Pharmaceuticals                  5.0       5. Sanofi-Aventis (France)         2.1
Asset-Backed Securities             1.5       4. Industrial Conglomerates         4.8       6. Fannie Mae                      2.1
Municipal Obligations               1.2       5. Oil & Gas Equipment & Services   4.1       7. Halliburton Co.                 2.0
Preferred Stocks                    1.0                                                     8. United Health Group Inc.        2.0
U.S. Government Agency Securities   0.2      TOTAL NET ASSETS           $90.2 MILLION       9. Schlumberger Ltd.               2.0
U.S. Treasury Securities            0.2      TOTAL NUMBER OF HOLDINGS*            282      10. Citigroup Inc.                  2.0
Money Market Funds Plus
Other Assets Less Liabilities      -8.6

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================     =========================================

AIM V.I. BASIC BALANCED FUND


    The Fund's energy stocks were the        was available in the broad market. While                       BRET W. STANLEY,
largest contributors to Fund performance.    there is no assurance that market value                        Chartered Financial
Higher energy prices and improved            will ever reflect our estimate of the            [STANLEY      Analyst, senior
earnings prospects led to significant        portfolio's intrinsic value, we believe           PHOTO]       portfolio manager, is
stock price increases in our three oil       this provides the best indication that                         lead portfolio manager
service industry investments,                your Fund is positioned to potentially                         of AIM V.I. Basic
SCHLUMBERGER, HALLIBURTON AND TRANSOCEAN.    achieve its objective of long-term growth     Balanced Fund. He earned a B.B.A. in
                                             of capital.                                   finance from The University of Texas at
    Waste services company WASTE                                                           Austin and an M.S. in finance from the
MANAGEMENT and diversified entertainment     IN CLOSING                                    University of Houston.
company WALT DISNEY were also among the
biggest contributors to Fund performance     We know a long-term investment horizon                         R. CANON COLEMAN II,
during the period.                           and attractive portfolio estimated                             Chartered Financial
                                             intrinsic value content are critical to        [COLEMAN II     Analyst, portfolio
    The Fund's largest detractors from       creating wealth. But we understand                PHOTO]       manager, is manager of
performance were enterprise software firm    maintaining a long-term investment                             AIM V.I. Basic Balanced
CA, advertising and marketing                horizon is a challenge. Empirical                              Fund. He earned a B.S.
conglomerate INTERPUBLIC GROUP, personal     evidence reveals short-term behavior by       and an M.S. in accounting from the
computer company DELL and health care        both portfolio managers and fund              University of Florida. He also earned an
companies WELLPOINT and HCA. CA's stock      shareholders can often dilute investors'      M.B.A. from the Wharton School at the
declined during the reporting period as a    actual returns.                               University of Pennsylvania.
result of investor concerns regarding
high level management turnover, a weaker         One recent study estimated the                             JAN H. FRIEDLI, senior
than expected operating quarter and a        combined effects of short-term activity                        portfolio manager, is
stock options issue. Nonetheless, our        and expenses have caused investors to            [FRIEDLI      manager of AIM V.I.
intrinsic value estimate for CA remained     underperform the broad market by 5% per           PHOTO]       Basic Balanced Fund. He
unchanged.                                   year over a 20-year period. Over the past                      graduated cum laude from
                                             25 years, the average holding period for                       Villanova University
    During the reporting period, we          a typical stock declined from more than       with a B.S. in computer science before
reduced the Fund's exposure to the energy    three years to less than 12 months.           earning an M.B.A. with honors from the
sector. While we continued to believe        Considering this market backdrop, your        University of Chicago.
this energy cycle is based on sound          Fund is doing something different and old
fundamentals, we believed equity             fashioned--investing for the long term.                        BRENDAN GAU, Chartered
valuations warranted less exposure to the    Our strategy of buying stocks that we                          Financial Analyst,
sector. In addition, we sold the Fund's      consider to be undervalued and avoiding            [GAU        portfolio manager, is
remaining shares in WELLPOINT, MASCO and     the rest is based on common sense.                PHOTO]       manager of AIM V.I.
KRAFT FOODS based on valuation and other                                                                    Basic Balanced Fund. He
portfolio considerations. We initiated           We remain optimistic about AIM V.I.                        earned a B.A. degree
positions in DELL and MICROSOFT.             Basic Balanced Fund's portfolio. As           from Rice University.
                                             always, we are continually searching for
    The Fund's fixed income holdings         opportunities to increase our estimate of                      SCOT W. JOHNSON,
benefited from a shorter duration than       the portfolio's intrinsic value. In the                        Chartered Financial
the Lehman Aggregate during the period.      meantime, we thank you for your                  [JOHNSON      Analyst, senior
This shorter relative duration translated    investment and for sharing our long-term          PHOTO]       portfolio manager, is
into less sensitivity to rising interest     horizon.                                                       manager of AIM V.I.
rates, which negatively affected bond                                                                       Basic Balanced Fund. He
prices. The sector allocations of the        THE VIEWS AND OPINIONS EXPRESSED IN           earned both his bachelor's degree in
Fund's bond holdings also drove relative     MANAGEMENT'S DISCUSSION OF FUND               economics and an M.B.A. in finance from
performance during the reporting period.     PERFORMANCE ARE THOSE OF A I M ADVISORS,      Vanderbilt University.
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT
PORTFOLIO ASSESSMENT                         TO CHANGE AT ANY TIME BASED ON FACTORS                         MATTHEW W. SEINSHEIMER,
                                             SUCH AS MARKET AND ECONOMIC CONDITIONS.                        Chartered Financial
We believe the single most important         THESE VIEWS AND OPINIONS MAY NOT BE            [SEINSHEIMER    Analyst, senior portfo-
indicator of the way AIM V.I. Basic          RELIED UPON AS INVESTMENT ADVICE OR               PHOTO]       lio manager, is manager
Balanced Fund is positioned for potential    RECOMMENDATIONS, OR AS AN OFFER FOR A                          of AIM V.I. Basic
success is not our historical investment     PARTICULAR SECURITY. THE INFORMATION IS                        Balanced Fund. He earned
results or popular statistical measures,     NOT A COMPLETE ANALYSIS OF EVERY ASPECT       a B.B.A. from Southern Methodist
but the portfolio's estimated intrinsic      OF ANY MARKET, COUNTRY, INDUSTRY,             University and an M.B.A. from The
value. Our unique valuation model allows     SECURITY OR THE FUND. STATEMENTS OF FACT      University of Texas at Austin.
us to regularly estimate the intrinsic       ARE FROM SOURCES CONSIDERED RELIABLE, BUT
value of each holding in the                 A I M ADVISORS, INC. MAKES NO                                  MICHAEL J. SIMON,
portfolio--and to estimate the intrinsic     REPRESENTATION OR WARRANTY AS TO THEIR                         Chartered Financial
value of the entire Fund.                    COMPLETENESS OR ACCURACY. ALTHOUGH                [SIMON       Analyst, senior
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE OF         PHOTO]       portfolio manager, is
    At the close of the reporting period     FUTURE RESULTS, THESE INSIGHTS MAY HELP                        manager of AIM V.I.
and in our opinion the difference between    YOU UNDERSTAND OUR INVESTMENT MANAGEMENT                       Basic Balanced Fund. He
the market price and the estimated           PHILOSOPHY.                                   earned a B.B.A. in finance from Texas
intrinsic value of the portfolio was                                                       Christian University and an M.B.A. from
above our estimate of the Fund's             FOR A DISCUSSION OF THE RISKS OF              the University of Chicago.
historical average. Moreover, we believed    INVESTING IN YOUR FUND, INDEXES USED IN
our estimate of the Fund's intrinsic         THIS REPORT AND YOUR FUND'S LONG-TERM         Assisted by the Basic Value Team and
value content was significantly greater      PERFORMANCE, PLEASE TURN TO PAGE 4.           Taxable Investment-Grade Bond Team
than what we believe

AIM V.I. BASIC BALANCED FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS                 OF THE FUND'S SERIES I AND SERIES II          OF THE FUND DIRECTLY. PERFORMANCE FIGURES
                                             SHARE CLASSES WILL DIFFER PRIMARILY DUE       GIVEN REPRESENT THE FUND AND ARE NOT
As of 6/30/06                                TO DIFFERENT CLASS EXPENSES.                  INTENDED TO REFLECT ACTUAL VARIABLE
                                                                                           PRODUCT VALUES. THEY DO NOT REFLECT SALES
SERIES I SHARES                                  THE PERFORMANCE DATA QUOTED REPRESENT     CHARGES, EXPENSES AND FEES ASSESSED IN
Inception (5/1/98)                 2.89%     PAST PERFORMANCE AND CANNOT GUARANTEE         CONNECTION WITH A VARIABLE PRODUCT. SALES
 5 Years                           0.97      COMPARABLE FUTURE RESULTS; CURRENT            CHARGES, EXPENSES AND FEES, WHICH ARE
 1 Year                            5.45      PERFORMANCE MAY BE LOWER OR HIGHER.           DETERMINED BY THE VARIABLE PRODUCT
                                             PLEASE CONTACT YOUR VARIABLE PRODUCT          ISSUERS, WILL VARY AND WILL LOWER THE
SERIES II SHARES                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST      TOTAL RETURN.
Inception                          2.65%     RECENT MONTH-END VARIABLE PRODUCT
 5 Years                           0.73      PERFORMANCE. PERFORMANCE FIGURES REFLECT          PER NASD REQUIREMENTS, THE MOST
 1 Year                            5.26      FUND EXPENSES, REINVESTED DISTRIBUTIONS       RECENT MONTH-END PERFORMANCE DATA AT THE
                                             AND CHANGES IN NET ASSET VALUE.               FUND LEVEL, EXCLUDING VARIABLE PRODUCT
=========================================    INVESTMENT RETURN AND PRINCIPAL VALUE         CHARGES, IS AVAILABLE ON THIS AIM
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A         AUTOMATED INFORMATION LINE, 866-702-4402.
SERIES II SHARES' INCEPTION DATE IS          GAIN OR LOSS WHEN YOU SELL SHARES.            AS MENTIONED ABOVE, FOR THE MOST RECENT
JANUARY 24, 2002. RETURNS SINCE THAT DATE                                                  MONTH-END PERFORMANCE INCLUDING VARIABLE
ARE HISTORICAL. ALL OTHER RETURNS ARE THE        AIM V.I. BASIC BALANCED FUND, A           PRODUCT CHARGES, PLEASE CONTACT YOUR
BLENDED RETURNS OF THE HISTORICAL            SERIES PORTFOLIO OF AIM VARIABLE              VARIABLE PRODUCT ISSUER OR FINANCIAL
PERFORMANCE OF SERIES II SHARES SINCE        INSURANCE FUNDS, IS CURRENTLY OFFERED         ADVISOR.
THEIR INCEPTION AND THE RESTATED             THROUGH INSURANCE COMPANIES ISSUING
HISTORICAL PERFORMANCE OF SERIES I SHARES    VARIABLE PRODUCTS. YOU CANNOT PURCHASE
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    SHARES
II SHARES) ADJUSTED TO REFLECT THE RULE
12b-1 FEES APPLICABLE TO SERIES II
SHARES. THE INCEPTION DATE OF SERIES I
SHARES IS MAY 1, 1998. THE PERFORMANCE

PRINCIPAL RISKS OF INVESTING IN THE FUND     U.S. AGGREGATE BOND INDEX. The unmanaged      dends, and they do not reflect sales
                                             RUSSELL 1000--Registered Trademark--          charges. Performance of an index of funds
The Fund can invest up to 25% of its         INDEX represents the performance of the       reflects fund expenses; performance of a
assets in foreign securities that involve    stocks of large-capitalization companies;     market index does not.
risks not associated with investing          the Value segment measures the
solely in the United States. These           performance of Russell 1000 companies         OTHER INFORMATION
include risks relating to fluctuations in    with lower price/book ratios and lower
the value of the U.S. dollar relative to     forecasted growth values. The unmanaged       The returns shown in the management's
the values of other currencies, the          Lehman Brothers U.S. Aggregate Bond Index     discussion of Fund performance are based
custody arrangements made for the Fund's     (The Lehman Aggregate), which represents      on net asset values calculated for
foreign holdings, differences in             the U.S. investment-grade fixed-rate bond     shareholder transactions. Generally
accounting, political risks and the          market (including government and              accepted accounting principles require
lesser degree of public information          corporate securities, mortgage                adjustments to be made to the net assets
required to be provided by non-U.S.          pass-through securities and asset-backed      of the Fund at period end for financial
companies.                                   securities), is compiled by Lehman            reporting purposes, and as such, the net
                                             Brothers, a global investment bank.           asset values for shareholder transactions
    U.S. Treasury securities such as                                                       and the returns based on those net asset
bills, notes and bonds offer a high              The unmanaged LIPPER BALANCED FUND        values may differ from the net asset
degree of safety, and they guarantee the     INDEX represents an average of the 30         values and returns reported in the
payment of principal and any applicable      largest balanced funds tracked by Lipper      Financial Highlights. Additionally, the
interest if held to maturity. Fund shares    Inc., an independent mutual fund              returns and net asset values shown
are not insured, and their value and         performance monitor. It is calculated         throughout this report are at the Fund
yield will vary with market conditions.      daily, with adjustments for distributions     level only and do not include variable
                                             as of the ex-dividend dates.                  product issuer charges. If such charges
    Rising interest rates will affect the                                                  were included, the total returns would be
performance of the Fund's investments in         The LIPPER MIXED-ASSET TARGET             lower.
debt securities. The Fund may invest in      ALLOCATION MODERATE FUND INDEX is an
asset-backed or mortgage-backed              equally weighted representation of 10             Industry classifications used in this
securities which may lose value if they      largest moderate funds that by portfolio      report are generally according to the
are called or prepaid.                       practice maintain a mix of between            Global Industry Classification Standard,
                                             40%-60% equity securities, with the           which was developed by and is the
ABOUT INDEXES USED IN THIS REPORT            remainder invested in bonds, cash, and        exclusive property and a service mark of
                                             cash equivalents.                             Morgan Stanley Capital International Inc.
The blended index used in this report is                                                   and Standard & Poor's.
composed of 60% RUSSELL 1000--Registered         The unmanaged STANDARD & POOR'S
Trademark-- VALUE INDEX and 40% LEHMAN       COMPOSITE INDEX OF 500 STOCKS (the S&P            Commonality measures the similarity
BROTHERS                                     500--Registered Trademark-- Index) is an      of holdings between two portfolios using
                                             index of common stocks frequently used as     the lowest common percentage method. This
                                             a general measure of U.S. stock market        method compares each security's
                                             performance.                                  percentage of total net assets in both
                                                                                           portfolios and adds the lower percentages
                                                 The Fund is not managed to track the      of the two portfolios to determine
                                             performance of any particular index,          commonality.
                                             including the indexes defined here, and
                                             consequently, the performance of the Fund
                                             may deviate significantly from the
                                             performance of the indexes.

                                                 A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
                                             index results include reinvested divi-

AIM V.I. BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                               year before expenses, which is not the
                                                                                           Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information          cumulative total returns at net asset
ongoing costs, including management fees;    about actual account values and actual        value after expenses for the six months
distribution and/or service fees (12b-1);    expenses. You may use the information in      ended June 30, 2006, appear in the table
and other Fund expenses. This example is     this table, together with the amount you      "Funds vs. Indexes" on page 2.
intended to help you understand your         invested, to estimate the expenses that
ongoing costs (in dollars) of investing      you paid over the period. Simply divide           THE HYPOTHETICAL ACCOUNT VALUES AND
in the Fund and to compare these costs       your account value by $1,000 (for             EXPENSES MAY NOT BE USED TO ESTIMATE THE
with ongoing costs of investing in other     example, an $8,600 account value divided      ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the           YOU PAID FOR THE PERIOD. YOU MAY USE THIS
investment of $1,000 invested at the         result by the number in the table under       INFORMATION TO COMPARE THE ONGOING COSTS
beginning of the period and held for the     the heading entitled "Actual Expenses         OF INVESTING IN THE FUND AND OTHER FUNDS.
entire period January 1, 2006, through       Paid During Period" to estimate the           TO DO SO, COMPARE THIS 5% HYPOTHETICAL
June 30, 2006. The actual and                expenses you paid on your account during      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
hypothetical expenses in the examples        this period.                                  THAT APPEAR IN THE SHAREHOLDER REPORTS OF
below do not represent the effect of any                                                   THE OTHER FUNDS.
fees or other expenses assessed in           HYPOTHETICAL EXAMPLE FOR COMPARISON
connection with a variable product; if       PURPOSES                                          Please note that the expenses shown
they did, the expenses shown would be                                                      in the table are meant to highlight your
higher while the ending account values       The table below also provides information     ongoing costs. Therefore, the
shown would be lower.                        about hypothetical account values and         hypothetical information is useful in
                                             hypothetical expenses based on the Fund's     comparing ongoing costs, and will not
                                             actual expense ratio and an assumed rate      help you determine the relative total
                                             of return of 5% per                           costs of owning different funds.

====================================================================================================================================

                                                 ACTUAL                              HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING            EXPENSES            ENDING            EXPENSES          ANNUALIZED
    SHARE        ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING          EXPENSE
    CLASS          (1/1/06)          (6/30/06)(1)         PERIOD(2)         (6/30/06)          PERIOD(2)            RATIO
Series I          $1,000.00           $1,010.00             $4.54            $1,020.28            $4.56              0.91%
Series II          1,000.00            1,009.20              5.78             1,019.04             5.81              1.16

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        o The nature and extent of the advisory       Board concluded that no changes should be
Insurance Funds (the "Board") oversees       services to be provided by AIM. The Board     made to the Fund and that it was not
the management of AIM V.I. Basic Balanced    reviewed the services to be provided by       necessary to change the Fund's portfolio
Fund (the "Fund") and, as required by        AIM under the Advisory Agreement. Based       management team at this time. Although
law, determines annually whether to          on such review, the Board concluded that      the independent written evaluation of the
approve the continuance of the Fund's        the range of services to be provided by       Fund's Senior Officer (discussed below)
advisory agreement with A I M Advisors,      AIM under the Advisory Agreement was          only considered Fund performance through
Inc. ("AIM"). Based upon the                 appropriate and that AIM currently is         the most recent calendar year, the Board
recommendation of the Investments            providing services in accordance with the     also reviewed more recent Fund
Committee of the Board, at a meeting held    terms of the Advisory Agreement.              performance, which did not change their
on June 27, 2006, the Board, including                                                     conclusions.
all of the independent trustees, approved    o The quality of services to be provided
the continuance of the advisory agreement    by AIM. The Board reviewed the                o Meetings with the Fund's portfolio
(the "Advisory Agreement") between the       credentials and experience of the             managers and investment personnel. With
Fund and AIM for another year, effective     officers and employees of AIM who will        respect to the Fund, the Board is meeting
July 1, 2006.                                provide investment advisory services to       periodically with such Fund's portfolio
                                             the Fund. In reviewing the qualifications     managers and/or other investment
    The Board considered the factors         of AIM to provide investment advisory         personnel and believes that such
discussed below in evaluating the            services, the Board considered such           individuals are competent and able to
fairness and reasonableness of the           issues as AIM's portfolio and product         continue to carry out their
Advisory Agreement at the meeting on June    review process, various back office           responsibilities under the Advisory
27, 2006 and as part of the Board's          support functions provided by AIM and         Agreement.
ongoing oversight of the Fund. In their      AIM's equity and fixed income trading
deliberations, the Board and the             operations. Based on the review of these      o Overall performance of AIM. The Board
independent trustees did not identify any    and other factors, the Board concluded        considered the overall performance of AIM
particular factor that was controlling,      that the quality of services to be            in providing investment advisory and
and each trustee attributed different        provided by AIM was appropriate and that      portfolio administrative services to the
weights to the various factors.              AIM currently is providing satisfactory       Fund and concluded that such performance
                                             services in accordance with the terms of      was satisfactory.
    One responsibility of the independent    the Advisory Agreement.
Senior Officer of the Fund is to manage                                                    o Fees relative to those of clients of
the process by which the Fund's proposed     o The performance of the Fund relative to     AIM with comparable investment
management fees are negotiated to ensure     comparable funds. The Board reviewed the      strategies. The Board reviewed the
that they are negotiated in a manner         performance of the Fund during the past       effective advisory fee rate (before
which is at arms' length and reasonable.     one, three and five calendar years            waivers) for the Fund under the Advisory
To that end, the Senior Officer must         against the performance of funds advised      Agreement. The Board noted that this rate
either supervise a competitive bidding       by other advisors with investment             was (i) above the effective advisory fee
process or prepare an independent written    strategies comparable to those of the         rate (before waivers) for a mutual fund
evaluation. The Senior Officer has           Fund. The Board noted that the Fund's         advised by AIM with investment strategies
recommended an independent written           performance was above the median              comparable to those of the Fund; (ii)
evaluation in lieu of a competitive          performance of such comparable funds for      above the effective sub-advisory fee rate
bidding process and, upon the direction      the one year period and below such median     for an offshore fund advised and
of the Board, has prepared such an           performance for the three and five year       sub-advised by AIM affiliates with
independent written evaluation. Such         periods. Based on this review and after       investment strategies comparable to those
written evaluation also considered           taking account of all of the other            of the Fund, although the total advisory
certain of the factors discussed below.      factors that the Board considered in          fees for such offshore fund were above
In addition, as discussed below, the         determining whether to continue the           those for the Fund; and (iii) above the
Senior Officer made a recommendation to      Advisory Agreement for the Fund, the          effective sub-advisory fee rates for two
the Board in connection with such written    Board concluded that no changes should be     Canadian mutual funds advised by an AIM
evaluation.                                  made to the Fund and that it was not          affiliate and sub-advised by AIM with
                                             necessary to change the Fund's portfolio      investment strategies comparable to those
    The discussion below serves as a         management team at this time. Although        of the Fund, although the total advisory
summary of the Senior Officer's              the independent written evaluation of the     fees for one such Canadian mutual fund
independent written evaluation and           Fund's Senior Officer (discussed below)       were above those for the Fund. The Board
recommendation to the Board in connection    only considered Fund performance through      noted that AIM has agreed to waive
therewith, as well as a discussion of the    the most recent calendar year, the Board      advisory fees of the Fund and to limit
material factors and the conclusions with    also reviewed more recent Fund                the Fund's total operating expenses, as
respect thereto that formed the basis for    performance, which did not change their       discussed below. Based on this review,
the Board's approval of the Advisory         conclusions.                                  the Board concluded that the advisory fee
Agreement. After consideration of all of                                                   rate for the Fund under the Advisory
the factors below and based on its           o The performance of the Fund relative to     Agreement was fair and reasonable.
informed business judgment, the Board        indices. The Board reviewed the
determined that the Advisory Agreement is    performance of the Fund during the past       o Fees relative to those of comparable
in the best interests of the Fund and its    one, three and five calendar years            funds with other advisors. The Board
shareholders and that the compensation to    against the performance of the Lipper         reviewed the advisory fee rate for the
AIM under the Advisory Agreement is fair     Variable Underlying Fund Balanced Index.      Fund under the Advisory Agreement. The
and reasonable and would have been           The Board noted that the Fund's               Board compared effective contractual
obtained through arm's length                performance was above the performance of      advisory fee rates at a common asset
negotiations.                                such Index for the one year period and        level at the end of the past calendar
                                             below such Index for the three and five       year and noted that the Fund's rate was
    Unless otherwise stated, information     year periods. Based on this review and        comparable to the median rate of the
presented below is as of June 27, 2006       after taking account of all of the other      funds advised by other advisors with
and does not reflect any changes that may    factors that the Board considered in          investment strategies comparable to those
have occurred since June 27, 2006,           determining whether to continue the           of the Fund that the Board reviewed. The
including but not limited to changes to      Advisory Agreement for the Fund, the          Board noted that AIM has agreed to waive
the Fund's performance, advisory fees,                                                     advisory fees of the Fund and to limit
expense limitations and/or fee waivers.                                                    the Fund's total operating expenses, as
                                                                                           dis-

                                                                                                                         (continued)

AIM V.I. BASIC BALANCED FUND

cussed below. Based on this review, the      realize certain benefits upon investing       o Benefits of soft dollars to AIM. The
Board concluded that the advisory fee        cash balances in AIM advised money market     Board considered the benefits realized by
rate for the Fund under the Advisory         funds, including a higher net return,         AIM as a result of brokerage transactions
Agreement was fair and reasonable.           increased liquidity, increased                executed through "soft dollar"
                                             diversification or decreased transaction      arrangements. Under these arrangements,
o Expense limitations and fee waivers.       costs. The Board also found that the Fund     brokerage commissions paid by the Fund
The Board noted that AIM has                 will not receive reduced services if it       and/or other funds advised by AIM are
contractually agreed to waive advisory       invests its cash balances in such money       used to pay for research and execution
fees of the Fund through December 31,        market funds. The Board noted that, to        services. This research may be used by
2009 to the extent necessary so that the     the extent the Fund invests uninvested        AIM in making investment decisions for
advisory fees payable by the Fund do not     cash in affiliated money market funds,        the Fund. The Board concluded that such
exceed a specified maximum advisory fee      AIM has voluntarily agreed to waive a         arrangements were appropriate.
rate, which maximum rate includes            portion of the advisory fees it receives
breakpoints and is based on net asset        from the Fund attributable to such            o AIM's financial soundness in light of
levels. The Board considered the             investment. The Board further determined      the Fund's needs. The Board considered
contractual nature of this fee waiver and    that the proposed securities lending          whether AIM is financially sound and has
noted that it remains in effect until        program and related procedures with           the resources necessary to perform its
December 31, 2009. The Board also noted      respect to the lending Fund is in the         obligations under the Advisory Agreement,
that AIM has contractually agreed to         best interests of the lending Fund and        and concluded that AIM has the financial
waive fees and/or limit expenses of the      its respective shareholders. The Board        resources necessary to fulfill its
Fund through April 30, 2008 so that total    therefore concluded that the investment       obligations under the Advisory Agreement.
annual operating expenses are limited to     of cash collateral received in connection
a specified percentage of average daily      with the securities lending program in        o Historical relationship between the
net assets for each class of the Fund.       the money market funds according to the       Fund and AIM. In determining whether to
The Board considered the contractual         procedures is in the best interests of        continue the Advisory Agreement for the
nature of this fee waiver and noted that     the lending Fund and its respective           Fund, the Board also considered the prior
it remains in effect until April 30,         shareholders.                                 relationship between AIM and the Fund, as
2008. The Board considered the effect                                                      well as the Board's knowledge of AIM's
these fee waivers/expense limitations        o Independent written evaluation and          operations, and concluded that it was
would have on the Fund's estimated           recommendations of the Fund's Senior          beneficial to maintain the current
expenses and concluded that the levels of    Officer. The Board noted that, upon their     relationship, in part, because of such
fee waivers/expense limitations for the      direction, the Senior Officer of the          knowledge. The Board also reviewed the
Fund were fair and reasonable.               Fund, who is independent of AIM and AIM's     general nature of the non-investment
                                             affiliates, had prepared an independent       advisory services currently performed by
o Breakpoints and economies of scale. The    written evaluation in order to assist the     AIM and its affiliates, such as
Board reviewed the structure of the          Board in determining the reasonableness       administrative, transfer agency and
Fund's advisory fee under the Advisory       of the proposed management fees of the        distribution services, and the fees
Agreement, noting that it includes one       AIM Funds, including the Fund. The Board      received by AIM and its affiliates for
breakpoint. The Board reviewed the level     noted that the Senior Officer's written       performing such services. In addition to
of the Fund's advisory fees, and noted       evaluation had been relied upon by the        reviewing such services, the trustees
that such fees, as a percentage of the       Board in this regard in lieu of a             also considered the organizational
Fund's net assets, would decrease as net     competitive bidding process. In               structure employed by AIM and its
assets increase because the Advisory         determining whether to continue the           affiliates to provide those services.
Agreement includes a breakpoint. The         Advisory Agreement for the Fund, the          Based on the review of these and other
Board noted that, due to the Fund's asset    Board considered the Senior Officer's         factors, the Board concluded that AIM and
levels at the end of the past calendar       written evaluation and the recommendation     its affiliates were qualified to continue
year and the way in which the advisory       made by the Senior Officer to the Board       to provide non-investment advisory
fee breakpoint has been structured, the      that the Board consider whether the           services to the Fund, including
Fund has yet to benefit from the             advisory fee waivers for certain equity       administrative, transfer agency and
breakpoint. The Board noted that AIM has     AIM Funds, including the Fund, should be      distribution services, and that AIM and
contractually agreed to waive advisory       simplified. The Board concluded that it       its affiliates currently are providing
fees of the Fund through December 31,        would be advisable to consider this issue     satisfactory non-investment advisory
2009 to the extent necessary so that the     and reach a decision prior to the             services.
advisory fees payable by the Fund do not     expiration date of such advisory fee
exceed a specified maximum advisory fee      waivers.                                      o Other factors and current trends. The
rate, which maximum rate includes                                                          Board considered the steps that AIM and
breakpoints and is based on net asset        o Profitability of AIM and its                its affiliates have taken over the last
levels. The Board concluded that the         affiliates. The Board reviewed                several years, and continue to take, in
Fund's fee levels under the Advisory         information concerning the profitability      order to improve the quality and
Agreement therefore would reflect            of AIM's (and its affiliates') investment     efficiency of the services they provide
economies of scale at higher asset levels    advisory and other activities and its         to the Funds in the areas of investment
and that it was not necessary to change      financial condition. The Board considered     performance, product line
the advisory fee breakpoints in the          the overall profitability of AIM, as well     diversification, distribution, fund
Fund's advisory fee schedule.                as the profitability of AIM in connection     operations, shareholder services and
                                             with managing the Fund. The Board noted       compliance. The Board concluded that
o Investments in affiliated money market     that AIM's operations remain profitable,      these steps taken by AIM have improved,
funds. The Board also took into account      although increased expenses in recent         and are likely to continue to improve,
the fact that uninvested cash and cash       years have reduced AIM's profitability.       the quality and efficiency of the
collateral from securities lending           Based on the review of the profitability      services AIM and its affiliates provide
arrangements, if any (collectively, "cash    of AIM's and its affiliates' investment       to the Fund in each of these areas, and
balances") of the Fund may be invested in    advisory and other activities and its         support the Board's approval of the
money market funds advised by AIM            financial condition, the Board concluded      continuance of the Advisory Agreement for
pursuant to the terms of an SEC exemptive    that the compensation to be paid by the       the Fund.
order. The Board found that the Fund may     Fund to AIM under its Advisory Agreement
                                             was not excessive.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.05%

ADVERTISING-3.18%

Interpublic Group of Cos., Inc. (The)(a)          141,932   $ 1,185,132
-----------------------------------------------------------------------
Omnicom Group Inc.                                 18,891     1,682,999
=======================================================================
                                                              2,868,131
=======================================================================

AEROSPACE & DEFENSE-0.90%

Honeywell International Inc.                       20,100       810,030
=======================================================================

ALUMINUM-0.93%

Alcoa Inc.                                         25,900       838,124
=======================================================================

APPAREL RETAIL-1.02%

Gap, Inc. (The)                                    52,900       920,460
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.22%

Bank of New York Co., Inc. (The)                   34,100     1,098,020
=======================================================================

BREWERS-1.43%

Molson Coors Brewing Co.-Class B                   19,012     1,290,534
=======================================================================

BUILDING PRODUCTS-0.74%

American Standard Cos. Inc.                        15,500       670,685
=======================================================================

COMPUTER HARDWARE-1.15%

Dell Inc.(a)                                       42,638     1,040,794
=======================================================================

CONSTRUCTION MATERIALS-1.81%

Cemex S.A. de C.V.-ADR (Mexico)(a)                 28,739     1,637,261
=======================================================================

CONSUMER ELECTRONICS-1.73%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               27,800       865,692
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                             15,817       696,581
=======================================================================
                                                              1,562,273
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.14%

Ceridian Corp.(a)                                  25,302       618,381
-----------------------------------------------------------------------
First Data Corp.                                   49,200     2,215,968
=======================================================================
                                                              2,834,349
=======================================================================

DIVERSIFIED CHEMICALS-0.22%

Dow Chemical Co. (The)                              5,000       195,150
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.33%

Cendant Corp.                                      73,621     1,199,286
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES SERVICES-1.91%

Waste Management, Inc.                             48,000   $ 1,722,240
=======================================================================

FOOD RETAIL-1.71%

Kroger Co. (The)                                   31,165       681,267
-----------------------------------------------------------------------
Safeway Inc.                                       33,000       858,000
=======================================================================
                                                              1,539,267
=======================================================================

GENERAL MERCHANDISE STORES-1.39%

Target Corp.                                       25,647     1,253,369
=======================================================================

HEALTH CARE DISTRIBUTORS-3.43%

Cardinal Health, Inc.                              38,808     2,496,519
-----------------------------------------------------------------------
McKesson Corp.                                     12,666       598,848
=======================================================================
                                                              3,095,367
=======================================================================

HEALTH CARE EQUIPMENT-0.84%

Baxter International Inc.                          20,600       757,256
=======================================================================

HEALTH CARE FACILITIES-0.99%

HCA, Inc.                                          20,800       897,520
=======================================================================

INDUSTRIAL CONGLOMERATES-4.32%

General Electric Co.                               45,497     1,499,581
-----------------------------------------------------------------------
Tyco International Ltd.                            87,000     2,392,500
=======================================================================
                                                              3,892,081
=======================================================================

INDUSTRIAL MACHINERY-1.33%

Illinois Tool Works Inc.                           25,200     1,197,000
=======================================================================

INSURANCE BROKERS-0.28%

Marsh & McLennan Cos., Inc.                         9,257       248,921
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.94%

Merrill Lynch & Co., Inc.                          19,434     1,351,829
-----------------------------------------------------------------------
Morgan Stanley                                     20,600     1,302,126
=======================================================================
                                                              2,653,955
=======================================================================

MANAGED HEALTH CARE-2.00%

UnitedHealth Group Inc.                            40,279     1,803,694
=======================================================================

MOVIES & ENTERTAINMENT-1.66%

Walt Disney Co. (The)                              49,930     1,497,900
=======================================================================

MULTI-LINE INSURANCE-1.36%

Hartford Financial Services Group, Inc. (The)      14,500     1,226,700
=======================================================================

OIL & GAS DRILLING-1.90%

Transocean Inc.(a)                                 21,300     1,710,816
=======================================================================

                          AIM V.I. BASIC BALANCED FUND

                                                 SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-4.01%

Halliburton Co.                                    24,500   $ 1,818,145
-----------------------------------------------------------------------
Schlumberger Ltd.                                  27,600     1,797,036
=======================================================================
                                                              3,615,181
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.35%

Citigroup Inc.                                     37,100     1,789,704
-----------------------------------------------------------------------
JPMorgan Chase & Co.                               50,768     2,132,256
=======================================================================
                                                              3,921,960
=======================================================================

PACKAGED FOODS & MEATS-1.14%

Unilever N.V. (Netherlands)(b)                     45,300     1,026,554
=======================================================================

PHARMACEUTICALS-5.04%

Pfizer Inc.                                        46,100     1,081,967
-----------------------------------------------------------------------
Sanofi-Aventis (France)(b)                         19,461     1,899,478
-----------------------------------------------------------------------
Wyeth                                              35,293     1,567,362
=======================================================================
                                                              4,548,807
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.46%

ACE Ltd.                                           26,000     1,315,340
=======================================================================

SYSTEMS SOFTWARE-2.14%

CA Inc.                                            54,800     1,126,140
-----------------------------------------------------------------------
Microsoft Corp.                                    34,643       807,182
=======================================================================
                                                              1,933,322
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.05%

Fannie Mae                                         38,395     1,846,799
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $51,249,720)                           58,669,146
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-25.78%

ASSET MANAGEMENT & CUSTODY BANKS-0.40%

GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(c)                    $   90,000        89,571
-----------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(c)                               80,000        80,277
-----------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Bonds,
  8.00%, 01/15/27(c)                              125,000       131,347
-----------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(c)                        65,000        61,198
=======================================================================
                                                                362,393
=======================================================================

AUTOMOBILE MANUFACTURERS-0.11%

DaimlerChrysler North America Holding Corp.,
  Notes, 4.13%, 03/07/07(c)                       100,000        98,895
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

BROADCASTING & CABLE TV-2.81%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(c)                                  $  200,000   $   200,672
-----------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(c)                              630,000       630,668
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(c)                              215,000       211,962
-----------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(c)                              167,000       206,048
-----------------------------------------------------------------------
  Unsec. Unsub. Global Notes,
  8.38%, 05/01/07(c)                               50,000        51,082
-----------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(c)                                      60,000        71,706
-----------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(c)                              390,000       390,909
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 10/03/05-04/27/06; Cost
  $620,684)(c)(d)                                 600,000       606,996
-----------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(c)                 150,000       166,095
=======================================================================
                                                              2,536,138
=======================================================================

CASINOS & GAMING-0.61%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(c)                       460,000       463,565
-----------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(c)                 90,000        90,803
=======================================================================
                                                                554,368
=======================================================================

COMMERCIAL PRINTING-0.09%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(c)                                      80,000        79,570
=======================================================================

CONSUMER ELECTRONICS-0.06%

Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands), Yankee Notes, 8.38%,
  09/15/06(c)                                      50,000        50,236
=======================================================================

CONSUMER FINANCE-0.65%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.70%, 02/01/27 (Acquired
  09/16/04-04/12/06; Cost $294,885)(c)(d)(e)      290,000       292,323
-----------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                              310,000       293,970
=======================================================================
                                                                586,293
=======================================================================

DIVERSIFIED BANKS-1.41%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $167,403)(c)(d)(f)               150,000       150,379
-----------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $75,121)(c)(d)                              60,000        69,189
-----------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(c)(g)         125,000       130,762
-----------------------------------------------------------------------

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.87%, 08/08/07
  (Acquired 04/06/06; Cost $99,481)(c)(d)(h)   $  100,000   $   100,047
-----------------------------------------------------------------------
BNP Paribas U.S. Medium-Term Note Program
  LLC- Series 1, Sub. Gtd. Medium
  Term Notes, 5.13%, 01/15/15 (Acquired
  05/11/06; Cost $133,258)(c)(d)                  140,000       133,165
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $63,272)(c)(d)                              50,000        53,340
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.75%(c)(f)(g)                                  130,000       116,311
-----------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(f)                                      30,000        31,462
-----------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.13%, 08/29/87(c)(g)            60,000        49,341
-----------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.19%(c)(f)(g)                 100,000        88,641
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                               50,000        59,608
-----------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(c)(f)                               60,000        55,959
-----------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes,
  8.15%(c)(f)                                      90,000        93,246
-----------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $140,000)(c)(d)(e)                         140,000       140,105
=======================================================================
                                                              1,271,555
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.78%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(c)                              700,000       700,791
=======================================================================

ELECTRIC UTILITIES-0.30%

Commonwealth Edison Co., Unsec. Notes, 7.63%,
  01/15/07(c)                                      63,000        63,528
-----------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06(c)                 40,000        40,086
-----------------------------------------------------------------------
Northeast Utilities-Series A, Notes, 8.58%,
  12/01/06(c)                                      33,600        33,903
-----------------------------------------------------------------------
Portland General Electric Co.-Series 4, Sec.
  First Mortgage Medium Term Notes, 7.15%,
  06/15/07(c)                                      35,000        35,402
-----------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(c)                  100,000       100,777
=======================================================================
                                                                273,696
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.37%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(c)                                     335,000       336,179
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

FOOD RETAIL-0.35%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(c)                           $  156,000   $   156,031
-----------------------------------------------------------------------
Kroger Co. (The), Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(c)                              160,000       160,531
=======================================================================
                                                                316,562
=======================================================================

FOREST PRODUCTS-0.09%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(c)                               80,000        80,187
=======================================================================

GAS UTILITIES-0.32%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(c)         290,000       289,626
=======================================================================

HEALTH CARE DISTRIBUTORS-0.32%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(c)                              285,000       286,163
=======================================================================

HEALTH CARE SERVICES-0.51%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(c)                                     300,000       300,990
-----------------------------------------------------------------------
Quest Diagnostics Inc., Sr. Unsec. Gtd.
  Notes, 6.75%, 07/12/06(c)                       155,000       155,028
=======================================================================
                                                                456,018
=======================================================================

HOME IMPROVEMENT RETAIL-0.07%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(c)                                      65,000        65,273
=======================================================================

HOMEBUILDING-0.48%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(c)                                     100,000       104,972
-----------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(c)                       330,000       330,676
=======================================================================
                                                                435,648
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.23%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(c)                               21,000        20,472
-----------------------------------------------------------------------
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/25/06; Cost $190,957)(c)(d)        187,000       188,174
=======================================================================
                                                                208,646
=======================================================================

HOUSEWARES & SPECIALTIES-0.02%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(c)                                      15,000        15,016
=======================================================================

INDUSTRIAL CONGLOMERATES-0.50%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(c)                                     454,000       454,054
=======================================================================

INDUSTRIAL REIT'S-0.30%

ProLogis, Sr. Unsec. Notes, 7.05%,
  07/15/06(c)                                     270,000       270,081
=======================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INSURANCE BROKERS-0.14%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(c)             $  124,000   $   123,661
=======================================================================

INTEGRATED OIL & GAS-0.91%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                      65,000        65,796
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(c)                              410,000       411,984
-----------------------------------------------------------------------
  Yankee Bonds,
  8.90%, 08/15/28(c)                              325,000       341,656
=======================================================================
                                                                819,436
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.66%

SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 6.68%, 11/28/07(c)           170,000       171,581
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(c)                                     100,000       101,471
-----------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(c)                               65,000        75,745
-----------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(c)                        65,000        64,240
-----------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                      90,000        86,121
-----------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                        105,000        94,446
=======================================================================
                                                                593,604
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(c)                        30,000        30,509
=======================================================================

LEISURE PRODUCTS-0.28%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(c)                                     250,000       251,120
=======================================================================

LIFE & HEALTH INSURANCE-0.65%

Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost $329,829)(c)(d)(i)      280,000       307,107
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(c)                               20,000        20,139
-----------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired 02/13/06;
  Cost $171,666)(c)(d)(f)                         160,000       169,920
-----------------------------------------------------------------------
Torchmark Corp., Notes, 6.25%, 12/15/06(c)         90,000        90,186
=======================================================================
                                                                587,352
=======================================================================

MANAGED HEALTH CARE-0.26%

Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(c)      50,000        50,640
-----------------------------------------------------------------------
Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(c)                                     180,000       180,212
=======================================================================
                                                                230,852
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

METAL & GLASS CONTAINERS-0.25%

Pactiv Corp., Unsec. Notes, 8.00%,
  04/15/07(c)                                  $  220,000   $   223,441
=======================================================================

MOVIES & ENTERTAINMENT-0.74%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(c)                        100,000       105,364
-----------------------------------------------------------------------
Time Warner Cos., Inc., Notes,
  8.11%, 08/15/06(c)                              254,000       254,612
-----------------------------------------------------------------------
  8.18%, 08/15/07(c)                              120,000       123,039
-----------------------------------------------------------------------
  Unsec. Deb.,
  9.15%, 02/01/23(c)                              155,000       183,537
=======================================================================
                                                                666,552
=======================================================================

MULTI-LINE INSURANCE-0.25%

Liberty Mutual Insurance Co., Notes, 8.20%,
  05/04/07 (Acquired 04/13/06; Cost
  $225,799)(c)(d)                                 220,000       223,395
=======================================================================

MULTI-UTILITIES-0.69%

Ameren Corp., Bonds, 4.26%, 05/15/07(c)           115,000       113,544
-----------------------------------------------------------------------
Dominion Resources, Inc.-Series G, Sr. Notes,
  3.66%, 11/15/06(c)                              150,000       148,938
-----------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(c)      130,000       130,365
-----------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(c)                                      40,000        40,987
-----------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)       40,000        39,612
-----------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes,
  5.38%, 02/01/07(c)                              150,000       149,651
=======================================================================
                                                                623,097
=======================================================================

OFFICE REIT'S-0.23%

Spieker Properties, Inc, Unsec. Unsub. Notes,
  7.13%, 12/01/06(c)                              210,000       211,082
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.11%

Halliburton Co., Medium Term Notes, 6.00%,
  08/01/06(c)                                     102,000       102,041
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.73%

Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(c)                                     309,000       308,413
-----------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired 01/26/06; Cost
  $39,556)(c)(d)                                   40,000        36,750
-----------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(c)                              125,000       114,844
-----------------------------------------------------------------------
  8.63%, 02/01/22(c)                              175,000       194,477
=======================================================================
                                                                654,484
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.03%

General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb.,
  5.10%, 09/01/07(c)(h)                            55,000        53,665
-----------------------------------------------------------------------

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $356,092)(c)(d)(f)                      $  315,000   $   337,885
-----------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(c)                              100,000       100,578
-----------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(c)                              364,000       384,355
-----------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $199,866)(c)(d)                            200,000       188,290
-----------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 09/22/04; Cost $169,578)(c)(d)        143,333       156,216
-----------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes, 6.88%,
  06/29/07(c)(e)                                  150,000       150,540
-----------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd. Trust Pfd.
  Yankee Notes, 8.23%, 02/01/27(c)                 60,000        63,500
-----------------------------------------------------------------------
Toll Road Investors Partnership II,
  L.P.-Series 2005A, Disc. Bonds, (INS-MBIA
  Insurance Corp.) 5.63%, 02/15/45 (Acquired
  03/11/05-05/03/05; Cost
  $153,647)(c)(d)(i)(j)                         1,309,916       158,039
-----------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.17% (Acquired
  12/07/04-04/03/06; Cost
  $200,332)(c)(d)(f)(h)                           200,000       200,009
-----------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(f)              40,000        42,190
=======================================================================
                                                              1,835,267
=======================================================================

PACKAGED FOODS & MEATS-0.51%

General Mills, Inc., Notes, 6.45%,
  10/15/06(c)                                      60,000        60,125
-----------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(c)                              395,000       396,169
=======================================================================
                                                                456,294
=======================================================================

PAPER PRODUCTS-0.05%

International Paper Co., Notes, 7.88%,
  08/01/06(c)                                      50,000        50,081
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.39%

ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(c)                       115,000       115,277
-----------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.75%,
  11/15/06(c)                                      45,000        45,119
-----------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(c)            125,000       132,149
-----------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(c)                  285,000       298,141
-----------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $213,696)(c)(d)         200,000       191,910
-----------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Notes,
  7.56% (Acquired 06/15/06; Cost
  $360,000)(c)(d)(f)                              360,000       361,123
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

  Sr. Unsec. Floating Rate Notes,
  5.34%, 10/06/06 (Acquired 10/12/05; Cost
  $99,250)(c)(d)(h)                            $  100,000   $    99,971
-----------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06(c)                        10,000        10,037
=======================================================================
                                                              1,253,727
=======================================================================

PUBLISHING-0.56%

Pearson Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/11/06; Cost
  $507,560)(c)(d)                                 500,000       502,010
=======================================================================

RAILROADS-0.16%

Norfolk Southern Corp.-Series A, Medium Term
  Notes, 7.40%, 09/15/06(c)                        20,000        20,064
-----------------------------------------------------------------------
Union Pacific Corp., Unsec. Notes, 6.70%,
  12/01/06(c)                                     120,000       120,380
=======================================================================
                                                                140,444
=======================================================================

REGIONAL BANKS-1.08%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.78%, 03/01/34(c)(e)      200,000       200,628
-----------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.80%, 06/01/28(c)(e)               100,000        97,281
-----------------------------------------------------------------------
Popular North America Inc.,-Series E, Medium
  Term Notes,
  6.13%, 10/15/06(c)                               65,000        65,043
-----------------------------------------------------------------------
  -Series F, Medium Term Notes,
  5.20%, 12/12/07(c)                              220,000       217,907
-----------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(c)                                      60,000        58,106
-----------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                              300,000       332,229
=======================================================================
                                                                971,194
=======================================================================

REINSURANCE-0.31%

Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(c)            100,000        92,327
-----------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $196,920)(c)(d)         200,000       191,880
=======================================================================
                                                                284,207
=======================================================================

RESIDENTIAL REIT'S-0.09%

AvalonBay Communities, Inc., Sr. Unsec.
  Notes, 6.80%, 07/15/06(c)                        80,000        80,022
=======================================================================

RETAIL REIT'S-0.16%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(c)           140,000       141,081
=======================================================================

SOVEREIGN DEBT-0.09%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $90,094)(c)(d)                                   80,000        83,160
=======================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

SPECIALIZED REIT'S-0.21%

Health Care Property Investors, Inc., Sr.
  Unsec. Notes, 7.07%, 06/08/15(c)             $   90,000   $    92,995
-----------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                     100,000        95,183
=======================================================================
                                                                188,178
=======================================================================

SPECIALTY CHEMICALS-0.37%

ICI North America, Unsec. Gtd. Deb., 8.88%,
  11/15/06(c)                                     331,000       334,419
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.25%

Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(c)           100,000       101,288
-----------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(c)                   60,000        64,073
-----------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(c)                   60,000        63,409
=======================================================================
                                                                228,770
=======================================================================

TOBACCO-0.35%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(c)                                     311,000       313,283
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.28%

GATX Financial Corp.,
  Series D, Medium Term Notes, 6.88%,
  12/15/06(c)                                     100,000       100,384
-----------------------------------------------------------------------
  Sr. Notes,
  7.75%, 12/01/06(c)                              100,000       100,696
-----------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $56,019)(c)(d)                                   50,000        52,908
=======================================================================
                                                                253,988
=======================================================================

TRUCKING-0.19%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                              100,000       103,927
-----------------------------------------------------------------------
Ryder System, Inc-Series 16, Sr. Medium Term
  Notes, 6.46%, 10/18/06(c)                        70,000        70,120
=======================================================================
                                                                174,047
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.99%

Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(c)                              450,000       449,599
-----------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)     140,000       170,443
-----------------------------------------------------------------------
Telephone & Data Systems, Inc.,
  Sec. Notes, 7.00%, 08/01/06(c)                  150,000       150,134
-----------------------------------------------------------------------
  Series A,
  Sr. Unsec. Notes,
  7.60%, 12/01/41                                   5,000       123,350
=======================================================================
                                                                893,526
=======================================================================
    Total Bonds & Notes (Cost $23,619,917)                   23,251,712
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. MORTGAGE-BACKED SECURITIES-13.67%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.24%

Federal Home Loan Mortgage Corp., Pass
  Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(c)               $   49,554   $    50,787
-----------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(c)                  579,224       573,774
-----------------------------------------------------------------------
  5.50%, 10/01/18(c)                              243,467       239,263
-----------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(c)                   32,333        33,482
-----------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(c)                   40,123        40,513
-----------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.00%, 07/01/21 to 07/01/36(c)(k)             1,498,880     1,415,657
-----------------------------------------------------------------------
  5.50%, 07/01/36(c)(k)                         2,472,702     2,375,339
=======================================================================
                                                              4,728,815
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.42%

Federal National Mortgage Association, Pass
  Through Ctfs.,
  6.50%, 04/01/14 to 10/01/35(c)                  582,315       588,403
-----------------------------------------------------------------------
  7.50%, 11/01/15(c)                                4,360         4,538
-----------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(c)                   85,622        87,793
-----------------------------------------------------------------------
  6.00%,01/01/17 to 05/01/17(c)                   104,704(l)     105,135
-----------------------------------------------------------------------
  5.00%, 04/01/18(c)                              273,237       263,829
-----------------------------------------------------------------------
  4.50%, 11/01/18(c)                              105,978       100,436
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(c)                   30,957        32,574
-----------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.00%, 07/01/21(c)(k)                           466,270       449,076
-----------------------------------------------------------------------
  5.50%, 07/01/21 to 07/01/36(c)(k)             3,762,840     3,646,353
-----------------------------------------------------------------------
  6.00%, 07/01/36(c)(k)                         1,159,650     1,141,531
-----------------------------------------------------------------------
  6.50%, 07/01/36(c)(k)                           273,803       275,258
=======================================================================
                                                              6,694,926
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.01%

Government National Mortgage Association,
  Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(c)                   41,440        43,333
-----------------------------------------------------------------------
  8.50%, 11/15/24(c)                               92,578       100,090
-----------------------------------------------------------------------
  8.00%, 08/15/25(c)                               14,618        15,514
-----------------------------------------------------------------------
  6.50%, 03/15/29 to 12/15/33(c)                  147,099       149,144
-----------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(c)                  349,541       347,564
-----------------------------------------------------------------------
  7.00%, 09/15/31 to 03/15/33(c)                   25,235        26,036
-----------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(c)                  231,399       224,607
=======================================================================
                                                                906,288
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $12,510,419)                                     12,330,029
=======================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

ASSET-BACKED SECURITIES-1.49%

AEROSPACE & DEFENSE-0.20%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost $187,135)(c)(d)(i)   $  169,795   $   175,806
=======================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.13%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(c)                                     124,926       120,044
=======================================================================

MULTI-SECTOR HOLDINGS-0.11%

Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds,
  5.63%, 02/03/40 (Acquired 03/31/05; Cost
  $100,000)(d)(e)(m)                              100,000       100,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.94%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $364,942)(c)(d)         325,000       365,829
-----------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $500,000)(d)(m)                            500,000       485,000
=======================================================================
                                                                850,829
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.11%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $100,000)(c)(d)                                 100,000        96,572
=======================================================================
    Total Asset-Backed Securities (Cost
      $1,372,286)                                             1,343,251
=======================================================================

MUNICIPAL OBLIGATIONS-1.23%

Chicago (City of), Illinois O'Hare
  International Airport; Series 2004 E,
  Refunding Taxable General Airport Third
  Lien RB, (INS-MBIA Insurance Corp.) 3.88%,
  01/01/08(c)(i)                                  250,000       244,375
-----------------------------------------------------------------------
Dallas (City of), Texas; Series 2005 A,
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(c)                               50,000        46,562
-----------------------------------------------------------------------
Detroit (City of), Michigan;, Series 2005
  A-1, Taxable Capital Improvement Limited
  Tax GO
  (INS-Ambac Assurance Corp.),
  4.96%, 04/01/20(c)(i)                            65,000        58,754
-----------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.),
  4.95%, 06/15/25(c)(i)                            80,000        70,441
-----------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;, Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(c)                               50,000        46,430
-----------------------------------------------------------------------
  5.22%, 07/15/20(c)                               50,000        46,605
-----------------------------------------------------------------------
  5.28%, 01/15/22(c)                               25,000        23,188
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(c)(i)       $  125,000   $   127,344
-----------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
  Taxable Unlimited Tax GO,
  4.65%, 05/15/15(c)                              100,000        93,250
-----------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.;, Series 2004, Taxable Rental Car
  Facility Charge RB
  (INS-Financial Guaranty Insurance Co.),
  3.69%, 07/01/07(c)(i)                            50,000        49,137
-----------------------------------------------------------------------
  4.21%, 07/01/08(c)(i)                            75,000        73,079
-----------------------------------------------------------------------
Sacramento (County of), California; Series
  2004 C-1, Taxable Pension Funding CARS
  Disc. RB, (INS-MBIA Insurance Corp.) 3.42%,
  07/10/30(c)(i)(n)                               225,000       224,860
=======================================================================
    Total Municipal Obligations (Cost
      $1,134,154)                                             1,104,025
=======================================================================

                                                 SHARES
PREFERRED STOCKS-1.00%

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V. 6.38% Pfd. (Netherlands)                 4,100        96,104
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.56%

Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $244,120)(c)(d)(e)                                  250       253,047
-----------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $242,867)(c)(d)(e)                                  250       255,469
=======================================================================
                                                                508,516
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.33%

Fannie Mae, Series J,
  4.72% Floating Rate Pfd.,(o)                      2,950       147,205
-----------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.,(o)            2,950       147,795
=======================================================================
                                                                295,000
=======================================================================
    Total Preferred Stocks (Cost $886,405)                      899,620
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-0.22%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.22%

Unsec. Floating Rate Global Notes, 4.50%
  02/17/09(c)(h) )(Cost $200,000)              $  200,000       195,010
=======================================================================
U.S. TREASURY SECURITIES-0.19%

U.S. TREASURY NOTES-0.19%

3.00% 12/31/06(c)(p) (Cost $173,355)              175,000       173,045
=======================================================================

                          AIM V.I. BASIC BALANCED FUND

                                                 SHARES
-----------------------------------------------------------------------

                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-1.56%

Liquid Assets Portfolio-Institutional
  Class(q)                                        703,241   $   703,241
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(q)          703,241       703,241
=======================================================================
    Total Money Market Funds (Cost
      $1,406,482)                                             1,406,482
=======================================================================
TOTAL INVESTMENTS-110.19% (Cost $92,552,738)                 99,372,320
=======================================================================
OTHER ASSETS LESS LIABILITIES-(10.19)%                       (9,186,370)
=======================================================================
NET ASSETS-100.00%                                          $90,185,950
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
CARS     - Convertible Auction Rate Security
COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $2,926,032, which represented 3.24% of the Fund's Net Assets. See Note
     1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $38,197,238, which represented 42.35% of the Fund's
     Net Assets. See Note 1A.
(d)  Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $6,726,014, which represented 7.46% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on June 30, 2006.
(f)  Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.
(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(l) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $585,000, which represented 0.65% of the Fund's Net Assets.
(n) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(o) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2006.
(p)  A portion of this security is subject to put options written. See Note
     1K and Note 9.
(q) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $91,146,256)         $97,965,838
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,406,482)                                1,406,482
============================================================
    Total investments (cost $92,552,738)          99,372,320
============================================================
Receivables for:
  Investments sold                                   101,412
------------------------------------------------------------
  Variation margin                                    15,928
------------------------------------------------------------
  Fund shares sold                                    53,371
------------------------------------------------------------
  Dividends and Interest                             520,071
------------------------------------------------------------
  Fund expenses absorbed                               5,347
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                34,433
------------------------------------------------------------
Other assets                                           2,269
============================================================
    Total assets                                 100,105,151
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,562,293
------------------------------------------------------------
  Fund shares reacquired                             226,558
------------------------------------------------------------
  Options written, at value (premiums received
    $1,069)                                              703
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             39,714
------------------------------------------------------------
Accrued administrative services fees                  48,969
------------------------------------------------------------
Accrued distribution fees -- Series II                 3,584
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               445
------------------------------------------------------------
Accrued transfer agent fees                              793
------------------------------------------------------------
Accrued operating expenses                            36,142
============================================================
    Total liabilities                              9,919,201
============================================================
Net assets applicable to shares outstanding      $90,185,950
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $99,573,071
------------------------------------------------------------
Undistributed net investment income                2,650,381
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts         (18,818,040)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, futures
  contracts and option contracts                   6,780,538
============================================================
                                                 $90,185,950
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $84,612,881
____________________________________________________________
============================================================
Series II                                        $ 5,573,069
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           7,621,719
____________________________________________________________
============================================================
Series II                                            505,895
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     11.10
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     11.02
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $12,068)                                        $   544,244
-------------------------------------------------------------
Dividends from affiliated money market funds           53,439
-------------------------------------------------------------
Interest                                              862,695
=============================================================
    Total investment income                         1,460,378
=============================================================

EXPENSES:

Advisory fees                                         355,506
-------------------------------------------------------------
Administrative services fees                          123,925
-------------------------------------------------------------
Custodian fees                                         13,937
-------------------------------------------------------------
Distribution fees--Series II                            7,202
-------------------------------------------------------------
Transfer agent fees                                     4,405
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,799
-------------------------------------------------------------
Other                                                  36,889
=============================================================
    Total expenses                                    550,663
=============================================================
Less: Fees waived and expense offset arrangement     (112,053)
=============================================================
    Net expenses                                      438,610
=============================================================
Net investment income                               1,021,768
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities (includes gains from
    securities sold to affiliates of $8,262)        2,486,571
-------------------------------------------------------------
  Foreign currencies                                    2,074
-------------------------------------------------------------
  Futures contracts                                  (127,700)
-------------------------------------------------------------
  Option contracts written                              2,921
=============================================================
                                                    2,363,866
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (2,258,742)
-------------------------------------------------------------
  Foreign currencies                                        7
-------------------------------------------------------------
  Futures contracts                                   (57,380)
-------------------------------------------------------------
  Option contracts written                                366
=============================================================
                                                   (2,315,749)
=============================================================
Net gain from investment securities, foreign
  currencies, futures contracts and option
  contracts                                            48,117
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,069,885
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,021,768    $  1,647,423
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts          2,363,866       2,363,092
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                             (2,315,749)        914,805
=========================================================================================
    Net increase in net assets resulting from operations        1,069,885       4,925,320
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --      (1,309,455)
-----------------------------------------------------------------------------------------
  Series II                                                            --         (72,217)
=========================================================================================
    Decrease in net assets resulting from distributions                --      (1,381,672)
=========================================================================================
Share transactions-net:
  Series I                                                     (7,031,627)    (11,775,262)
-----------------------------------------------------------------------------------------
  Series II                                                      (355,512)         23,488
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (7,387,139)    (11,751,774)
=========================================================================================
    Net increase (decrease) in net assets                      (6,317,254)     (8,208,126)
=========================================================================================

NET ASSETS:

  Beginning of period                                          96,503,204     104,711,330
=========================================================================================
  End of period (including undistributed net investment
    income of $2,650,381 and $1,628,613, respectively)        $90,185,950    $ 96,503,204
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital and current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                          AIM V.I. BASIC BALANCED FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books

                          AIM V.I. BASIC BALANCED FUND
     and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

K. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                             0.50%
 __________________________________________________________________
===================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                             0.62%
--------------------------------------------------------------------
Next $4.85 billion                                             0.50%
--------------------------------------------------------------------
Next $5 billion                                               0.475%
--------------------------------------------------------------------
Over $10 billion                                               0.45%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual

                          AIM V.I. BASIC BALANCED FUND
operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $111,907.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $99,131 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $4,405.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $7,202.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                     CHANGE IN
                                                                     UNREALIZED
                    VALUE         PURCHASES         PROCEEDS        APPRECIATION        VALUE          DIVIDEND        REALIZED
FUND               12/31/05        AT COST         FROM SALES      (DEPRECIATION)      06/30/06         INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $  850,068     $ 8,269,249      $ (8,416,076)        $   --         $  703,241       $26,654          $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --         843,060          (139,819)            --            703,241           316              --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class              850,068       8,195,310        (9,045,378)            --                 --        26,469              --
=================================================================================================================================
  Total           $1,700,136     $17,307,619      $(17,601,273)        $   --         $1,406,482       $53,439          $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $59,520, which resulted in net realized gains of $8,262 and securities purchases of $990,360.

                          AIM V.I. BASIC BALANCED FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $146.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,932 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FUTURES CONTRACTS

On June 30, 2006, $98,796 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                          OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                                                            UNREALIZED
                    NUMBER OF           MONTH/                             APPRECIATION
CONTRACT            CONTRACTS         COMMITMENT            VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------
Eurodollar
  GLOBEX2
  etrading             13             Dec-06/Long        $ 3,068,163         $(39,540)
-----------------------------------------------------------------------------------------
Eurodollar
  GLOBEX2
  etrading              4             Mar-07/Long            944,400           (9,532)
-----------------------------------------------------------------------------------------
U.S. Treasury 2
  Year Notes           11             Sep-06/Long          2,230,594           (7,102)
-----------------------------------------------------------------------------------------
U.S. Treasury
  10 Year Notes        20             Sep-06/Long          2,097,187            1,775
-----------------------------------------------------------------------------------------
U.S. Treasury
  30 Year Bonds         9             Sep-06/Long            959,906            3,642
=========================================================================================
                                                         $ 9,300,250         $(50,757)
=========================================================================================
U.S. Treasury 5
  Year Notes           13            Sep-06/Short         (1,344,281)           8,404
=========================================================================================
                                                         $ 7,955,969         $(42,353)
_________________________________________________________________________________________
=========================================================================================

                          AIM V.I. BASIC BALANCED FUND

NOTE 9--OPTION CONTRACTS WRITTEN

                                                 TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS                  PUT OPTION CONTRACTS
                                                         ----------------------------------    ----------------------------------
                                                            NUMBER OF          PREMIUMS           NUMBER OF          PREMIUMS
                                                            CONTRACTS          RECEIVED           CONTRACTS          RECEIVED
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                            --               $    --               --              $    --
---------------------------------------------------------------------------------------------------------------------------------
Written                                                         7                 1,059               20                2,931
---------------------------------------------------------------------------------------------------------------------------------
Closed                                                         --                    --              (10)              (1,184)
---------------------------------------------------------------------------------------------------------------------------------
Expired                                                        (7)               (1,059)              (5)                (678)
=================================================================================================================================
End of period                                                  --               $    --                5              $ 1,069
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                    CONTRACT            STRIKE            NUMBER OF          PREMIUMS                             UNREALIZED
PUTS                  MONTH              PRICE            CONTRACTS          RECEIVED             VALUE          APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
  10 Year Notes
  Future             Aug-06              $104                 5               $1,069              $703               $366
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10 -- TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 4,507,081
-----------------------------------------------------------------------------
December 31, 2010                                                 16,216,953
=============================================================================
Total capital loss carryforward                                  $20,724,034
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $22,208,678 and $28,225,514, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    10,010,686
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,660,715)
===============================================================================
Net unrealized appreciation of investment securities           $     6,349,971
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $93,022,349.

                          AIM V.I. BASIC BALANCED FUND

NOTE 12--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                       ENDED                     YEAR ENDED
                                                                     JUNE 30,                   DECEMBER 31,
                                                                      2006(a)                       2005
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    183,932     $ 2,065,851     6,962,166    $ 72,685,111
-------------------------------------------------------------------------------------------------------------------
  Series II                                                    24,326         271,429       271,411       2,830,503
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                         --              --       119,258       1,309,455
-------------------------------------------------------------------------------------------------------------------
  Series II                                                        --              --         6,619          72,217
===================================================================================================================
Reacquired:
  Series I                                                    (812,312)    (9,097,478)   (8,187,375)    (85,769,828)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                   (56,235)       (626,941)     (276,220)     (2,879,232)
===================================================================================================================
                                                              (660,289)   $(7,387,139)   (1,104,141)   $(11,751,774)
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they owns 85% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 SERIES I
                                   ---------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                        YEAR ENDED DECEMBER 31,
                                    JUNE 30,        ----------------------------------------------------
                                      2006           2005       2004       2003       2002        2001
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 10.99         $ 10.59    $  9.99    $  8.75    $ 10.84    $  12.46
--------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.14            0.18(a)    0.13(a)    0.14(a)    0.18(a)     0.27(a)(b)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                       (0.03)           0.38       0.62       1.29      (2.02)      (1.70)
========================================================================================================
    Total from investment
      operations                       0.11            0.56       0.75       1.43      (1.84)      (1.43)
========================================================================================================
Less dividends from net
  investment income                      --           (0.16)     (0.15)     (0.19)     (0.25)      (0.19)
========================================================================================================
Net asset value, end of period      $ 11.10         $ 10.99    $ 10.59    $  9.99    $  8.75    $  10.84
________________________________________________________________________________________________________
========================================================================================================
Total return(c)                        1.00%           5.29%      7.52%     16.36%    (17.02)%    (11.43)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $84,613         $90,633    $99,070    $97,665    $82,866    $105,395
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                     0.91%(d)        0.95%      1.12%      1.11%      1.17%       1.12%
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             1.15%(d)        1.15%      1.12%      1.11%      1.17%       1.12%
========================================================================================================
Ratio of net investment income to
  average net assets                   2.17%(d)        1.68%      1.24%      1.47%      1.90%       2.37%(b)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)               24%             44%        51%       131%        90%         55%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $89,777,860.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                          AIM V.I. BASIC BALANCED FUND

                                                                                         SERIES II
                                                              ---------------------------------------------------------------
                                                                                                             JANUARY 24, 2002
                                                              SIX MONTHS               YEAR ENDED              (DATE SALES
                                                                ENDED                 DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,        --------------------------      DECEMBER 31,
                                                                 2006           2005      2004      2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.91         $10.53    $9.95     $8.73         $  10.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12          0.15(a)   0.10(a)   0.12(a)          0.14(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)         0.37      0.62      1.29            (1.86)
=============================================================================================================================
    Total from investment operations                              0.11          0.52      0.72      1.41            (1.72)
=============================================================================================================================
Less dividends from net investment income                           --         (0.14)    (0.14)    (0.19)           (0.25)
=============================================================================================================================
Net asset value, end of period                                  $11.02         $10.91    $10.53    $9.95         $   8.73
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   1.01%         4.91%     7.24%    16.15%          (16.12)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,573         $5,870    $5,642    $4,133        $    733
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.16%(c)      1.20%     1.37%     1.36%            1.42%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.40%(c)      1.40%     1.37%     1.36%            1.42%(d)
=============================================================================================================================
Ratio of net investment income to average net assets              1.92%(c)      1.43%     0.99%     1.22%            1.65%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                          24%           44%       51%      131%              90%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $5,809,437.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

                          AIM V.I. BASIC BALANCED FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                          AIM V.I. BASIC BALANCED FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Mark H. Williamson                            INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
Prema Mathai-Davis                Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Mark H. Williamson                Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                          AIM V.I. BASIC BALANCED FUND

                                                       AIM V.I. BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2006











         AIM V.I. BASIC VALUE FUND seeks to provide long-term growth of capital.


          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. BASIC VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                 Since our application of this
                                                                                          strategy is highly disciplined and
=====================================================================================     relatively unique, it is important to
                                                                                          understand the benefits and limitations
PERFORMANCE SUMMARY                                                                       of our process. First, the investment
                                          ===========================================     strategy is intended to preserve your
For the six months ended June 30, 2006,   FUND VS. INDEXES                                capital while growing it at above-market
and excluding variable product issuer                                                     rates over the long term. Second, we
charges, AIM V.I. Basic Value Fund        CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,     have little portfolio commonality with
underperformed the S&P 500 Index, the     EXCLUDING VARIABLE PRODUCT ISSUER               popular benchmark indexes and most of
Russell 1000 Value Index and the Lipper   CHARGES.                                        our peers. And third, the Fund's
Large-Cap Value Fund Index.               IF VARIABLE PRODUCT ISSUER CHARGES WERE         short-term relative performance will
                                          INCLUDED, RETURNS WOULD BE LOWER.               differ from that of its indexes and have
   Although there were no major issues                                                    little information value simply because
during the reporting period, the Fund's   Series I Shares                       0.97%     we don't own the exact same stocks (low
underperformance was attributable to an                                                   commonality).
unusual number of relatively              Series II Shares                      0.90
underperforming investments. The largest                                                  MARKET CONDITIONS AND YOUR FUND
detractors from Fund performance were     Standard & Poor's Composite Index
the result of negative short-term         of 500 Stocks (S&P 500 Index)                   Equity markets were mixed during the
sentiment or weak interim results that,   (Broad Market Index)                  2.71      first half of 2006 amid continued
in our opinion, had no impact on their                                                    investor concerns regarding rising
estimated intrinsic values. The Fund      Russell 1000 Value Index                        interest rates and oil prices, and their
received below-market returns from        (Style-Specific Index)                6.56      potential negative effects on economic
selected investments in the health care,                                                  growth, inflation, consumer spending and
information technology and consumer       Lipper Large-Cap Value Fund Index               corporate profits. In general,
discretionary sectors. Above-market       (Peer Group Index)                    4.46      telecommunication services and energy
contributors to performance emanated                                                      stocks performed strongly for the period
from                                      SOURCE: LIPPER INC.                             while information technology and health
                                                                                          care stocks were weak.
                                          ===========================================
                                                                                             The Fund's energy stocks were the
                                          selected energy, industrials and consumer       largest contributors to Fund
                                          discretionary holdings.                         performance. Higher energy prices and
                                                                                          improved earnings prospects led to
                                             Your Fund's long-term performance            significant stock price increases in our
                                          appears on page 4.                              three oil service industry investments,
                                                                                          WEATHERFORD, HALLIBURTON and TRANSOCEAN.
=====================================================================================
                                                                                             Waste services company WASTE
HOW WE INVEST                             that we believe have extensive empirical        MANAGEMENT and diversified entertainment
                                          evidence:                                       company WALT DISNEY were also among the
We seek to create wealth by maintaining                                                   biggest contributors to Fund performance
a long-term investment horizon and        o Companies have a measurable estimated         during the period. Continued robust U.S.
investing in companies that are selling   intrinsic value. Importantly, this              economic expansion led to strong pricing
at a significant discount to their        estimated fair value is independent of          and volume trends across virtually all
estimated intrinsic value--a value that   the company's stock price.                      of Waste Management's business lines.
is based on the estimated future cash
flows generated by the business. The      o Market prices are more volatile than
Fund's philosophy is based on two         business values, partly because
elements                                  investors regularly overreact to
                                          negative news.

========================================  ========================================        ========================================

PORTFOLIO COMPOSITION                     TOP 5 INDUSTRIES*                               TOP 10 EQUITY HOLDINGS*

By sector                                  1. Pharmaceuticals                 7.4%         1. Cardinal Health, Inc.           3.9%

Financials                         21.4%   2. Industrial Conglomerates        6.2          2. Tyco International Ltd.         3.8

Health Care                        18.7    3. Other Diversified Financial                  3. First Data Corp.                3.6
                                                Services                      6.1
Consumer Discretionary             13.6                                                    4. JPMorgan Chase & Co.            3.4
                                           4. Oil & Gas Equipment & Services  5.5
Industrials                        13.2                                                    5. Sanofi-Aventis (France)         3.0
                                           5. Thrifts & Mortgage Finance      5.0
Information Technology             11.6                                                    6. Halliburton Co.                 3.0

Energy                              8.4   TOTAL NET ASSETS         $825.1 MILLION          7. Transocean Inc.                 3.0
                                          TOTAL NUMBER OF HOLDINGS*            45
Consumer Staples                    5.9                                                    8. Fannie Mae                      2.9

Materials                           2.6                                                    9. UnitedHealth Group Inc.         2.9

Money Market Funds Plus                                                                   10. Omnicom Group Inc.             2.7
Other Assets Less Liabilities       4.6


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

========================================  ========================================        ========================================

AIM V.I. BASIC VALUE FUND

Customer service and cost containment      portfolio was above our estimate of the                     BRET W. STANLEY, Chartered
initiatives appear to be producing         Fund's historical average. Moreover, we        [STANLEY     Financial Analyst, senior
favorable results, and the company is      believed our estimate of the Fund's             PHOTO]      portfolio manager, is lead
pressing its competitive advantage by      intrinsic value content was                                 manager of AIM V.I. Basic
implementing new industry-leading          significantly greater than what we            Value Fund. Mr. Stanley is also the head
pricing and fuel surcharge programs.       believe was available in the broad            of AIM's Value Investment Management
                                           market. While there is no assurance that      Unit. Before joining AIM in 1998, Mr.
   The Fund's largest detractors from      market value will ever reflect our            Stanley served as a vice president and
performance were health care service       estimate of the portfolio's intrinsic         portfolio manager and managed growth and
company UNITEDHEALTH GROUP, enterprise     value, we believe this provides the best      income, equity income and value
software firm CA, advertising and          indication that your Fund is positioned       portfolios. He began his investment
marketing conglomerate INTERPUBLIC         to potentially achieve its objective of       career in 1988. Mr. Stanley earned a
GROUP, personal computer company DELL      long-term growth of capital.                  B.B.A. in finance from The University of
and pharmaceutical wholesaler CARDINAL                                                   Texas at Austin and an M.S. in finance
HEALTH. UnitedHealth's stock price         IN CLOSING                                    from the University of Houston.
declined during the period as a result
of investor's general avoidance of         We know a long-term investment horizon                      R. CANON COLEMAN II,
health care stocks combined with issues    and attractive portfolio estimated            [COLEMAN II   Chartered Financial Analyst,
concerning the company's employee stock    intrinsic value content are critical to         PHOTO]      portfolio manager, is
option program. Our long-term investment   creating wealth. But we understand                          manager of AIM V.I. Basic
case for UnitedHealth remains unchanged    maintaining a long-term investment            Value Fund. He joined AMVESCAP in 1999
and we increased our position in the       horizon is a challenge. Empirical             and worked with fund managers throughout
stock during the reporting period.         evidence reveals short-term behavior by       the company before joining AIM in
                                           both portfolio managers and fund              2000. He previously worked as a
   CA's stock declined during the          shareholders can often dilute investors'      certified public accountant. Mr. Coleman
reporting period as a result of investor   actual returns.                               earned a B.S. and an M.S. in accounting
concerns regarding high level management                                                 from the University of Florida. He also
turnover, a weaker than expected              One recent study estimated the             earned an M.B.A. from the Wharton School
operating quarter and a stock options      combined effects of short-term activity       at the University of Pennsylvania.
issue. Nonetheless, our intrinsic value    and expenses have caused investors to
estimate for CA remained unchanged.        underperform the broad market by 5% per                     MATTHEW W. SEINSHEIMER,
                                           year over a 20-year period. Over the          [SEINSHEIMER  Chartered Financial Analyst,
   During the reporting period, we         past 25 years, the average holding              PHOTO]      senior portfolio manager, is
reduced the Fund's exposure to the         period for a typical stock declined from                    manager of AIM V.I. Basic
energy sector. While we continued to       more than three years to less than 12         Value Fund. He began his investment
believe this energy cycle is based on      months. Considering this market               career in 1991 as a fixed-income
sound fundamentals, we believed equity     backdrop, your Fund is doing something        trader. He later served as a portfolio
valuations warranted less exposure to      different and old fashioned--investing        manager on both fixed-income and equity
the sector. In addition, we sold the       for the long term. Our strategy of            portfolios. Mr. Seinsheimer joined AIM
Fund's remaining shares in LEXMARK         buying stocks that we consider to be          in 1998. He earned a B.B.A. from
INTERNATIONAL, MASCO and PARKER HANNIFIN   undervalued and avoiding the rest is          Southern Methodist University and an
based on valuation and other portfolio     based on common sense.                        M.B.A. from The University of Texas at
considerations.                                                                          Austin.
                                              We remain optimistic about AIM V.I.
   During the reporting period, we         Basic Value Fund's portfolio. As always,                    MICHAEL J. SIMON, Chartered
initiated new positions in Dell and        we are continually searching for                [SIMON      Financial Analyst, senior
MICROSOFT. While Dell's and Microsoft's    opportunities to increase our estimate          PHOTO]      portfolio manager, is
growth and business models are in the      of the portfolio's intrinsic value. In                      manager of AIM V.I. Basic
early stages of a transition, we           the meantime, we thank you for your           Value Fund. He began his investment
believed their market valuations did not   investment and for sharing our long-term      career in 1989 and joined AIM in 2001.
reflect the long-term potential            horizon.                                      Before joining AIM, he worked as a vice
positives of their dominant market                                                       president, equity analyst and portfolio
positions and the compelling economics     THE VIEWS AND OPINIONS EXPRESSED IN           manager. Mr. Simon earned a B.B.A. in
of their businesses.                       MANAGEMENT'S DISCUSSION OF FUND               finance from Texas Christian University
                                           PERFORMANCE ARE THOSE OF A I M ADVISORS,      and an M.B.A. from the University of
PORTFOLIO ASSESSMENT                       INC. THESE VIEWS AND OPINIONS ARE             Chicago. Mr. Simon has served as
                                           SUBJECT TO CHANGE AT ANY TIME BASED ON        occasional faculty in the Finance and
We believe the single most important       FACTORS SUCH AS MARKET AND ECONOMIC           Decision Sciences Department of Texas
indicator of the way AIM V.I. Basic        CONDITIONS. THESE VIEWS AND OPINIONS MAY      Christian University's M.J. Neely School
Value Fund is positioned for potential     NOT BE RELIED UPON AS INVESTMENT ADVICE       of Business.
success is not our historical investment   OR RECOMMENDATIONS, OR AS AN OFFER FOR A
results or popular statistical measures,   PARTICULAR SECURITY. THE INFORMATION IS       Assisted by the Basic Value Team
but the portfolio's estimated intrinsic    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
value. Our unique valuation model allows   OF ANY MARKET, COUNTRY, INDUSTRY,
us to regularly estimate the intrinsic     SECURITY OR THE FUND. STATEMENTS OF FACT
value of each holding in the               ARE FROM SOURCES CONSIDERED RELIABLE,
portfolio--and to estimate the intrinsic   BUT A I M ADVISORS, INC. MAKES NO
value of the entire Fund.                  REPRESENTATION OR WARRANTY AS TO THEIR            [RIGHT ARROW GRAPHIC]
                                           COMPLETENESS OR ACCURACY. ALTHOUGH
   At the close of the reporting period    HISTORICAL PERFORMANCE IS NO GUARANTEE        FOR A DISCUSSION OF THE RISKS OF
and in our opinion the difference          OF FUTURE RESULTS, THESE INSIGHTS MAY         INVESTING IN YOUR FUND, INDEXES USED IN
between the market price and the           HELP YOU UNDERSTAND OUR INVESTMENT            THIS REPORT AND YOUR FUND'S LONG-TERM
estimated intrinsic value of the           MANAGEMENT PHILOSOPHY.                        PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. BASIC VALUE FUND

YOUR FUND'S LONG-TERM PERFORMANCE


========================================

AVERAGE ANNUAL TOTAL RETURNS                 DISTRIBUTIONS AND CHANGES IN NET ASSET       AT THE FUND LEVEL, EXCLUDING VARIABLE
As of 6/30/06                                VALUE. INVESTMENT RETURN AND PRINCIPAL       PRODUCT CHARGES, IS AVAILABLE ON THIS
                                             VALUE WILL FLUCTUATE SO THAT YOU MAY         AIM AUTOMATED INFORMATION LINE,
SERIES I SHARES                              HAVE A GAIN OR LOSS WHEN YOU SELL            866-702-4402. AS MENTIONED ABOVE, FOR
Inception (9/10/01)               5.03%      SHARES.                                      THE MOST RECENT MONTH-END PERFORMANCE
  1 Year                          6.94                                                    INCLUDING VARIABLE PRODUCT CHARGES,
                                                AIM V.I. BASIC VALUE FUND, A SERIES       PLEASE CONTACT YOUR VARIABLE PRODUCT
SERIES II SHARES                             PORTFOLIO OF AIM VARIABLE INSURANCE          ISSUER OR FINANCIAL ADVISOR.
Inception (9/10/01)               4.79%      FUNDS, IS CURRENTLY OFFERED THROUGH
  1 Year                          6.65       INSURANCE COMPANIES ISSUING VARIABLE
                                             PRODUCTS. YOU CANNOT PURCHASE SHARES OF
========================================     THE FUND DIRECTLY. PERFORMANCE FIGURES
                                             GIVEN REPRESENT THE FUND AND ARE NOT
THE PERFORMANCE OF THE FUND'S SERIES I       INTENDED TO REFLECT ACTUAL VARIABLE
AND SERIES II SHARE CLASSES WILL DIFFER      PRODUCT VALUES. THEY DO NOT REFLECT
PRIMARILY DUE TO DIFFERENT CLASS             SALES CHARGES, EXPENSES AND FEES
EXPENSES.                                    ASSESSED IN CONNECTION WITH A VARIABLE
                                             PRODUCT. SALES CHARGES, EXPENSES AND
   THE PERFORMANCE DATA QUOTED REPRESENT     FEES, WHICH ARE DETERMINED BY THE
PAST PERFORMANCE AND CANNOT GUARANTEE        VARIABLE PRODUCT ISSUERS, WILL VARY AND
COMPARABLE FUTURE RESULTS; CURRENT           WILL LOWER THE TOTAL RETURN.
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE CONTACT YOUR VARIABLE PRODUCT            PER NASD REQUIREMENTS, THE MOST
ISSUER OR FINANCIAL ADVISOR FOR THE MOST     RECENT MONTH-END PERFORMANCE DATA
RECENT MONTH-END VARIABLE PRODUCT
PERFORMANCE. PERFORMANCE FIGURES REFLECT
FUND EXPENSES, REINVESTED


PRINCIPAL RISKS OF INVESTING IN THE FUND     companies; the Value subset measures the     transactions. Generally accepted
                                             performance of Russell 1000 companies        accounting principles require
The Fund can invest up to 25% of its         with lower price/book ratios and lower       adjustments to be made to the net assets
assets in foreign securities that            forecasted growth values.                    of the Fund at period end for financial
involve risks not associated with                                                         reporting purposes, and as such, the net
investing solely in the United States.          The unmanaged STANDARD & POOR'S           asset values for shareholder
These include risks relating to              COMPOSITE INDEX OF 500 STOCKS (the S&P       transactions and the returns based on
fluctuations in the value of the U.S.        500--Registered Trademark-- Index) is an     those net asset values may differ from
dollar relative to the values of other       index of common stocks frequently used       the net asset values and returns
currencies, the custody arrangements         as a general measure of U.S. stock           reported in the Financial Highlights.
made for the Fund's foreign holdings,        market performance.                          Additionally, the returns and net asset
differences in accounting, political                                                      values shown throughout this report are
risks and the lesser degree of public           The Fund is not managed to track the      at the Fund level only and do not
information required to be provided by       performance of any particular index,         include variable product issuer charges.
non-U.S. companies.                          including the indexes defined here, and      If such charges were included, the total
                                             consequently, the performance of the         returns would be lower.
   Investing in smaller companies            Fund may deviate significantly from the
involves greater risk than investing in      performance of the indexes.                     Industry classifications used in this
more established companies, such as                                                       report are generally according to the
business risk, significant stock price          A direct investment cannot be made in     Global Industry Classification Standard,
fluctuations and illiquidity.                an index. Unless otherwise indicated,        which was developed by and is the
                                             index results include reinvested             exclusive property and a service mark of
ABOUT INDEXES USED IN THIS REPORT            dividends, and they do not reflect sales     Morgan Stanley Capital International
                                             charges. Performance of an index of          Inc. and Standard & Poor's.
The unmanaged LIPPER LARGE-CAP VALUE FUND    funds reflects fund expenses;
INDEX represents an average of the           performance of a market index does not.         Commonality measures the similarity
performance of the 30 largest                                                             of holdings between two portfolios using
large-capitalization value funds tracked     OTHER INFORMATION                            the lowest common percentage method.
by Lipper Inc., an independent mutual                                                     This method compares each security's
fund performance monitor.                    The returns shown in the management's        percentage of total net assets in both
                                             discussion of Fund performance are based     portfolios and adds the lower
   The unmanaged RUSSELL                     on net asset values calculated for           percentages of the two portfolios to
1000--Registered Trademark-- VALUE INDEX     shareholder                                  determine commonality.
is a subset of the unmanaged RUSSELL
1000--Registered Trademark-- INDEX,
which represents the performance of the
stocks of large-capitalization

AIM V.I. BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information         cumulative total returns at net asset
ongoing costs, including management          about actual account values and actual       value after expenses for the six months
fees; distribution and/or service fees       expenses. You may use the information in     ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This       this table, together with the amount you     "Funds vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide         THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to     your account value by $1,000 (for            EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs       example, an $8,600 account value divided     ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of         result by the number in the table under      MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period        Paid During Period" to estimate the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.      expenses you paid on your account during     5% HYPOTHETICAL EXAMPLE WITH THE 5%
The actual and hypothetical expenses in      this period.                                 HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
the examples below do not represent the                                                   SHAREHOLDER REPORTS OF THE OTHER FUNDS.
effect of any fees or other expenses         HYPOTHETICAL EXAMPLE FOR COMPARISON
assessed in connection with a variable       PURPOSES                                        Please note that the expenses shown
product; if they did, the expenses shown                                                  in the table are meant to highlight your
would be higher while the ending account     The table below also provides                ongoing costs. Therefore, the
values shown would be lower.                 information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs, and will not
                                             on the Fund's actual expense ratio and       help you determine the relative total
                                             an assumed rate of return of 5% per          costs of owning different funds.


====================================================================================================================================

                                                ACTUAL                              HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING              EXPENSES         ENDING              EXPENSES         ANNUALIZED
 SHARE          ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE         PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)            PERIOD(2)          RATIO
Series I         $1,000.00           $1,009.70              $4.88         $1,019.93              $4.91             0.98%
Series II         1,000.00            1,009.00               6.13          1,018.70               6.16             1.23

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Variable        o The nature and extent of the advisory      Fund's Senior Officer (discussed below)
Insurance Funds (the "Board") oversees       services to be provided by AIM. The          only considered Fund performance through
the management of AIM V.I. Basic Value       Board reviewed the services to be            the most recent calendar year, the Board
Fund (the "Fund") and, as required by        provided by AIM under the Advisory           also reviewed more recent Fund
law, determines annually whether to          Agreement. Based on such review, the         performance, which did not change their
approve the continuance of the Fund's        Board concluded that the range of            conclusions.
advisory agreement with A I M Advisors,      services to be provided by AIM under the
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and       o Meetings with the Fund's portfolio
recommendation of the Investments            that AIM currently is providing services     managers and investment personnel. With
Committee of the Board, at a meeting         in accordance with the terms of the          respect to the Fund, the Board is
held on June 27, 2006, the Board,            Advisory Agreement.                          meeting periodically with such Fund's
including all of the independent                                                          portfolio managers and/or other
trustees, approved the continuance of        o The quality of services to be provided     investment personnel and believes that
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               such individuals are competent and able
Agreement") between the Fund and AIM for     credentials and experience of the            to continue to carry out their
another year, effective July 1, 2006.        officers and employees of AIM who will       responsibilities under the Advisory
                                             provide investment advisory services to      Agreement.
   The Board considered the factors          the Fund. In reviewing the
discussed below in evaluating the            qualifications of AIM to provide             o Overall performance of AIM. The Board
fairness and reasonableness of the           investment advisory services, the Board      considered the overall performance of
Advisory Agreement at the meeting on         considered such issues as AIM's              AIM in providing investment advisory and
June 27, 2006 and as part of the Board's     portfolio and product review process,        portfolio administrative services to the
ongoing oversight of the Fund. In their      various back office support functions        Fund and concluded that such performance
deliberations, the Board and the             provided by AIM and AIM's equity and         was satisfactory.
independent trustees did not identify        fixed income trading operations. Based
any particular factor that was               on the review of these and other             o Fees relative to those of clients of
controlling, and each trustee attributed     factors, the Board concluded that the        AIM with comparable investment
different weights to the various             quality of services to be provided by        strategies. The Board reviewed the
factors.                                     AIM was appropriate and that AIM             effective advisory fee rate (before
                                             currently is providing satisfactory          waivers) for the Fund under the Advisory
   One responsibility of the independent     services in accordance with the terms of     Agreement. The Board noted that this
Senior Officer of the Fund is to manage      the Advisory Agreement.                      rate was (i) above the effective
the process by which the Fund's proposed                                                  advisory fee rates (before waivers) for
management fees are negotiated to ensure     o The performance of the Fund relative       three mutual funds advised by AIM with
that they are negotiated in a manner         to comparable funds. The Board reviewed      investment strategies comparable to
which is at arms' length and reasonable.     the performance of the Fund during the       those of the Fund; (ii) above the
To that end, the Senior Officer must         past one and three calendar years            effective sub-advisory fee rate for one
either supervise a competitive bidding       against the performance of funds advised     offshore fund advised and sub-advised by
process or prepare an independent            by other advisors with investment            AIM affiliates with investment
written evaluation. The Senior Officer       strategies comparable to those of the        strategies comparable to those of the
has recommended an independent written       Fund. The Board noted that the Fund's        Fund, although the total advisory fees
evaluation in lieu of a competitive          performance in such periods was above        for such offshore fund were above those
bidding process and, upon the direction      the median performance of such               for the Fund; (iii) above the effective
of the Board, has prepared such an           comparable funds. Based on this review       sub-advisory fee rate for one variable
independent written evaluation. Such         and after taking account of all of the       insurance fund sub-advised by an AIM
written evaluation also considered           other factors that the Board considered      affiliate and offered to insurance
certain of the factors discussed below.      in determining whether to continue the       company separate accounts with
In addition, as discussed below, the         Advisory Agreement for the Fund, the         investment strategies comparable to
Senior Officer made a recommendation to      Board concluded that no changes should       those of the Fund, although the total
the Board in connection with such            be made to the Fund and that it was not      advisory fees for such variable
written evaluation.                          necessary to change the Fund's portfolio     insurance fund were above those for the
                                             management team at this time. Although       Fund; and (iv) comparable to or below
   The discussion below serves as a          the independent written evaluation of        the total advisory fee rates for three
summary of the Senior Officer's              the Fund's Senior Officer (discussed         separately managed accounts/wrap
independent written evaluation and           below) only considered Fund performance      accounts managed by an AIM affiliate
recommendation to the Board in               through the most recent calendar year,       with investment strategies comparable to
connection therewith, as well as a           the Board also reviewed more recent Fund     those of the Fund and above the total
discussion of the material factors and       performance, which did not change their      advisory fee rates for 39 separately
the conclusions with respect thereto         conclusions.                                 managed accounts/wrap accounts managed
that formed the basis for the Board's                                                     by an AIM affiliate with investment
approval of the Advisory Agreement.          o The performance of the Fund relative       strategies comparable to those of the
After consideration of all of the            to indices. The Board reviewed the           Fund. The Board noted that AIM has
factors below and based on its informed      performance of the Fund during the past      agreed to waive advisory fees of the
business judgment, the Board determined      one and three calendar years against the     Fund and to limit the Fund's total
that the Advisory Agreement is in the        performance of the Lipper Variable           operating expenses, as discussed below.
best interests of the Fund and its           Underlying Fund Large-Cap Value Index.       Based on this review, the Board
shareholders and that the compensation       The Board noted that the Fund's              concluded that the advisory fee rate for
to AIM under the Advisory Agreement is       performance in such periods was              the Fund under the Advisory Agreement
fair and reasonable and would have been      comparable to the performance of such        was fair and reasonable.
obtained through arm's length                Index. Based on this review and after
negotiations.                                taking account of all of the other           o Fees relative to those of comparable
                                             factors that the Board considered in         funds with other advisors. The Board
   Unless otherwise stated, information      determining whether to continue the          reviewed the advisory fee rate for the
presented below is as of June 27, 2006       Advisory Agreement for the Fund, the         Fund under the Advisory Agreement. The
and does not reflect any changes that        Board concluded that no changes should       Board compared effective contractual
may have occurred since June 27, 2006,       be made to the Fund and that it was not      advisory fee rates at a common asset
including but not limited to changes to      necessary to change the Fund's portfolio     level at the end of the past calendar
the Fund's performance, advisory fees,       management team at this time. Although       year and noted that the Fund's rate was
expense limitations and/or fee waivers.      the independent written evaluation of        comparable to the median rate of the
                                             the                                          funds advised by other advisors


                                                                                                                         (continued)

AIM V.I. BASIC VALUE FUND

with investment strategies comparable to     exemptive order. The Board found that        o Benefits of soft dollars to AIM. The
those of the Fund that the Board             the Fund may realize certain benefits        Board considered the benefits realized
reviewed. The Board noted that AIM has       upon investing cash balances in AIM          by AIM as a result of brokerage
agreed to waive advisory fees of the         advised money market funds, including a      transactions executed through "soft
Fund and to limit the Fund's total           higher net return, increased liquidity,      dollar" arrangements. Under these
operating expenses, as discussed below.      increased diversification or decreased       arrangements, brokerage commissions paid
Based on this review, the Board              transaction costs. The Board also found      by the Fund and/or other funds advised
concluded that the advisory fee rate for     that the Fund will not receive reduced       by AIM are used to pay for research and
the Fund under the Advisory Agreement        services if it invests its cash balances     execution services. This research may be
was fair and reasonable.                     in such money market funds. The Board        used by AIM in making investment
                                             noted that, to the extent the Fund           decisions for the Fund. The Board
o Expense limitations and fee waivers.       invests uninvested cash in affiliated        concluded that such arrangements were
The Board noted that AIM has                 money market funds, AIM has voluntarily      appropriate.
contractually agreed to waive advisory       agreed to waive a portion of the
fees of the Fund through December 31,        advisory fees it receives from the Fund      o AIM's financial soundness in light of
2009 to the extent necessary so that the     attributable to such investment. The         the Fund's needs. The Board considered
advisory fees payable by the Fund do not     Board further determined that the            whether AIM is financially sound and has
exceed a specified maximum advisory fee      proposed securities lending program and      the resources necessary to perform its
rate, which maximum rate includes            related procedures with respect to the       obligations under the Advisory
breakpoints and is based on net asset        lending Fund is in the best interests of     Agreement, and concluded that AIM has
levels. The Board considered the             the lending Fund and its respective          the financial resources necessary to
contractual nature of this fee waiver        shareholders. The Board therefore            fulfill its obligations under the
and noted that it remains in effect          concluded that the investment of cash        Advisory Agreement.
until December 31, 2009. The Board also      collateral received in connection with
noted that AIM has contractually agreed      the securities lending program in the        o Historical relationship between the
to waive fees and/or limit expenses of       money market funds according to the          Fund and AIM. In determining whether to
the Fund through April 30, 2008 so that      procedures is in the best interests of       continue the Advisory Agreement for the
total annual operating expenses are          the lending Fund and its respective          Fund, the Board also considered the
limited to a specified percentage of         shareholders.                                prior relationship between AIM and the
average daily net assets for each class                                                   Fund, as well as the Board's knowledge
of the Fund. The Board considered the        o Independent written evaluation and         of AIM's operations, and concluded that
contractual nature of this fee waiver        recommendations of the Fund's Senior         it was beneficial to maintain the
and noted that it remains in effect          Officer. The Board noted that, upon          current relationship, in part, because
until April 30, 2008. The Board              their direction, the Senior Officer of       of such knowledge. The Board also
considered the effect these fee              the Fund, who is independent of AIM and      reviewed the general nature of the
waivers/expense limitations would have       AIM's affiliates, had prepared an            non-investment advisory services
on the Fund's estimated expenses and         independent written evaluation in order      currently performed by AIM and its
concluded that the levels of fee             to assist the Board in determining the       affiliates, such as administrative,
waivers/expense limitations for the Fund     reasonableness of the proposed               transfer agency and distribution
were fair and reasonable.                    management fees of the AIM Funds,            services, and the fees received by AIM
                                             including the Fund. The Board noted that     and its affiliates for performing such
o Breakpoints and economies of scale.        the Senior Officer's written evaluation      services. In addition to reviewing such
The Board reviewed the structure of the      had been relied upon by the Board in         services, the trustees also considered
Fund's advisory fee under the Advisory       this regard in lieu of a competitive         the organizational structure employed by
Agreement, noting that it includes three     bidding process. In determining whether      AIM and its affiliates to provide those
breakpoints. The Board reviewed the          to continue the Advisory Agreement for       services. Based on the review of these
level of the Fund's advisory fees, and       the Fund, the Board considered the           and other factors, the Board concluded
noted that such fees, as a percentage of     Senior Officer's written evaluation and      that AIM and its affiliates were
the Fund's net assets, have decreased as     the recommendation made by the Senior        qualified to continue to provide
net assets increased because the             Officer to the Board that the Board          non-investment advisory services to the
Advisory Agreement includes breakpoints.     consider whether the advisory fee            Fund, including administrative, transfer
The Board noted that, due to the Fund's      waivers for certain equity AIM Funds,        agency and distribution services, and
asset levels at the end of the past          including the Fund, should be                that AIM and its affiliates currently
calendar year and the way in which the       simplified. The Board concluded that it      are providing satisfactory
advisory fee breakpoints have been           would be advisable to consider this          non-investment advisory services.
structured, the Fund has yet to fully        issue and reach a decision prior to the
benefit from the breakpoints. The Board      expiration date of such advisory fee         o Other factors and current trends. The
noted that AIM has contractually agreed      waivers.                                     Board considered the steps that AIM and
to waive advisory fees of the Fund                                                        its affiliates have taken over the last
through December 31, 2009 to the extent      o Profitability of AIM and its               several years, and continue to take, in
necessary so that the advisory fees          affiliates. The Board reviewed               order to improve the quality and
payable by the Fund do not exceed a          information concerning the profitability     efficiency of the services they provide
specified maximum advisory fee rate,         of AIM's (and its affiliates')               to the Funds in the areas of investment
which maximum rate includes breakpoints      investment advisory and other activities     performance, product line
and is based on net asset levels. The        and its financial condition. The Board       diversification, distribution, fund
Board concluded that the Fund's fee          considered the overall profitability of      operations, shareholder services and
levels under the Advisory Agreement          AIM, as well as the profitability of AIM     compliance. The Board concluded that
therefore reflect economies of scale and     in connection with managing the Fund.        these steps taken by AIM have improved,
that it was not necessary to change the      The Board noted that AIM's operations        and are likely to continue to improve,
advisory fee breakpoints in the Fund's       remain profitable, although increased        the quality and efficiency of the
advisory fee schedule.                       expenses in recent years have reduced        services AIM and its affiliates provide
                                             AIM's profitability. Based on the review     to the Fund in each of these areas, and
o Investments in affiliated money market     of the profitability of AIM's and its        support the Board's approval of the
funds. The Board also took into account      affiliates' investment advisory and          continuance of the Advisory Agreement
the fact that uninvested cash and cash       other activities and its financial           for the Fund.
collateral from securities lending           condition, the Board concluded that the
arrangements, if any (collectively,          compensation to be paid by the Fund to
"cash balances") of the Fund may be          AIM under its Advisory Agreement was not
invested in money market funds advised       excessive.
by AIM pursuant to the terms of an SEC

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.40%

ADVERTISING-4.57%

Interpublic Group of Cos., Inc. (The)(a)        1,865,953   $ 15,580,708
------------------------------------------------------------------------
Omnicom Group Inc.                                248,516     22,140,290
========================================================================
                                                              37,720,998
========================================================================

APPAREL RETAIL-1.87%

Gap, Inc. (The)                                   888,550     15,460,770
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.87%

Bank of New York Co., Inc. (The)                  479,366     15,435,585
========================================================================

BREWERS-2.01%

Molson Coors Brewing Co.-Class B                  244,670     16,608,200
========================================================================

BUILDING PRODUCTS-2.49%

American Standard Cos. Inc.                       474,150     20,516,470
========================================================================

COMPUTER HARDWARE-1.66%

Dell Inc.(a)                                      562,257     13,724,693
========================================================================

CONSTRUCTION MATERIALS-2.61%

Cemex S.A. de C.V.-ADR (Mexico)(a)                377,856     21,526,456
========================================================================

CONSUMER ELECTRONICS-1.47%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              388,732     12,105,114
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.60%

Ceridian Corp.(a)                                 332,983      8,138,105
------------------------------------------------------------------------
First Data Corp.                                  662,450     29,836,748
========================================================================
                                                              37,974,853
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.87%

Cendant Corp.(a)                                  949,080     15,460,513
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.64%

Waste Management, Inc.                            606,769     21,770,872
========================================================================

FOOD RETAIL-2.47%

Kroger Co. (The)                                  410,142      8,965,704
------------------------------------------------------------------------
Safeway Inc.                                      440,275     11,447,150
========================================================================
                                                              20,412,854
========================================================================

GENERAL MERCHANDISE STORES-2.00%

Target Corp.                                      337,519     16,494,554
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-4.85%

Cardinal Health, Inc.                             499,889   $ 32,157,859
------------------------------------------------------------------------
McKesson Corp.                                    166,692      7,881,198
========================================================================
                                                              40,039,057
========================================================================

HEALTH CARE FACILITIES-1.40%

HCA, Inc.                                         267,938     11,561,525
========================================================================

INDUSTRIAL CONGLOMERATES-6.20%

General Electric Co.                              598,764     19,735,261
------------------------------------------------------------------------
Tyco International Ltd.                         1,142,163     31,409,483
========================================================================
                                                              51,144,744
========================================================================

INSURANCE BROKERS-0.41%

Marsh & McLennan Cos., Inc.                       126,474      3,400,886
========================================================================

INVESTMENT BANKING & BROKERAGE-4.38%

Merrill Lynch & Co., Inc.                         255,756     17,790,387
------------------------------------------------------------------------
Morgan Stanley                                    290,571     18,366,993
========================================================================
                                                              36,157,380
========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.10%

Waters Corp.(a)                                   390,400     17,333,760
========================================================================

MANAGED HEALTH CARE-2.88%

UnitedHealth Group Inc.                           530,094     23,737,609
========================================================================

MOVIES & ENTERTAINMENT-2.43%

Walt Disney Co. (The)                             667,745     20,032,350
========================================================================

MULTI-LINE INSURANCE-1.58%

Genworth Financial Inc.-Class A                   373,337     13,007,061
========================================================================

OIL & GAS DRILLING-2.97%

Transocean Inc.(a)                                304,759     24,478,243
========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.47%

Halliburton Co.                                   333,473     24,747,031
------------------------------------------------------------------------
Weatherford International Ltd.(a)                 410,112     20,349,758
========================================================================
                                                              45,096,789
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.06%

Citigroup Inc.                                    456,006     21,997,729
------------------------------------------------------------------------
JPMorgan Chase & Co.                              665,975     27,970,950
========================================================================
                                                              49,968,679
========================================================================

PACKAGED FOODS & MEATS-1.47%

Unilever N.V. (Netherlands)(b)                    536,838     12,165,411
========================================================================

                           AIM V.I. BASIC VALUE FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

PHARMACEUTICALS-7.43%

Pfizer Inc.                                       659,903   $ 15,487,923
------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                        256,478     25,033,365
------------------------------------------------------------------------
Wyeth                                             467,253     20,750,706
========================================================================
                                                              61,271,994
========================================================================

PROPERTY & CASUALTY INSURANCE-2.07%

ACE Ltd.                                          337,868     17,092,742
========================================================================

SEMICONDUCTOR EQUIPMENT-1.71%

Novellus Systems, Inc.(a)                         571,210     14,108,887
========================================================================

SPECIALIZED CONSUMER SERVICES-1.25%

H&R Block, Inc.                                   433,600     10,345,696
========================================================================

SYSTEMS SOFTWARE-3.61%

CA Inc.                                           931,876     19,150,052
------------------------------------------------------------------------
Microsoft Corp.                                   455,913     10,622,773
========================================================================
                                                              29,772,825
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-5.00%

Fannie Mae                                        505,295   $ 24,304,690
------------------------------------------------------------------------
MGIC Investment Corp.                             128,517      8,353,605
------------------------------------------------------------------------
Radian Group Inc.                                 138,459      8,553,997
========================================================================
                                                              41,212,292
========================================================================
  Total Common Stocks & Other Equity
  Interests (Cost $623,191,398)                              787,139,862
========================================================================
MONEY MARKET FUNDS-4.63%

Liquid Assets Portfolio-Institutional
  Class(c)                                     19,078,964     19,078,964
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       19,078,964     19,078,964
========================================================================
    Total Money Market Funds (Cost
      $38,157,928)                                            38,157,928
========================================================================
TOTAL INVESTMENTS-100.03% (Cost $661,349,326)                825,297,790
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                           (232,098)
========================================================================
NET ASSETS-100.00%                                          $825,065,692
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $37,198,776, which represented 4.51% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $623,191,398)        $787,139,862
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $38,157,928)                               38,157,928
=============================================================
    Total investments (cost $661,349,326)         825,297,790
=============================================================
Receivables for:
  Investments sold                                  1,650,920
-------------------------------------------------------------
  Fund shares sold                                    533,031
-------------------------------------------------------------
  Dividends                                           785,378
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 25,615
=============================================================
    Total assets                                  828,292,734
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             2,179,212
-------------------------------------------------------------
  Fund shares reacquired                              207,858
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              57,149
-------------------------------------------------------------
Accrued administrative services fees                  508,391
-------------------------------------------------------------
Accrued distribution fees -- Series II                215,338
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                294
-------------------------------------------------------------
Accrued transfer agent fees                             2,408
-------------------------------------------------------------
Accrued operating expenses                             56,392
=============================================================
    Total liabilities                               3,227,042
=============================================================
Net assets applicable to shares outstanding      $825,065,692
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $604,740,823
-------------------------------------------------------------
Undistributed net investment income                 4,408,451
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                51,967,854
-------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies               163,948,564
=============================================================
                                                 $825,065,692
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $467,953,713
_____________________________________________________________
=============================================================
Series II                                        $357,111,979
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           37,455,966
_____________________________________________________________
=============================================================
Series II                                          28,864,311
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.49
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.37
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $153,482)                                      $  6,339,021
-------------------------------------------------------------
Dividends from affiliated money market funds          388,458
=============================================================
    Total investment income                         6,727,479
=============================================================

EXPENSES:

Advisory fees                                       2,975,319
-------------------------------------------------------------
Administrative services fees                        1,124,630
-------------------------------------------------------------
Custodian fees                                         51,870
-------------------------------------------------------------
Distribution fees -- Series II                        432,858
-------------------------------------------------------------
Transfer agent fees                                    20,160
-------------------------------------------------------------
Trustees' and officer's fees and benefits              18,755
-------------------------------------------------------------
Other                                                  70,724
=============================================================
    Total expenses                                  4,694,316
=============================================================
Less: Fees waived                                    (199,510)
=============================================================
    Net expenses                                    4,494,806
=============================================================
Net investment income                               2,232,673
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $203,896)     18,885,332
-------------------------------------------------------------
  Foreign currencies                                   14,383
=============================================================
                                                   18,899,715
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (11,211,537)
-------------------------------------------------------------
  Foreign currencies                                     (133)
=============================================================
                                                  (11,211,670)
=============================================================
Net gain from investment securities and foreign
  currencies                                        7,688,045
=============================================================
Net increase in net assets resulting from
  operations                                     $  9,920,718
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,232,673    $  2,343,966
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  18,899,715      34,203,699
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (11,211,670)      9,606,598
==========================================================================================
    Net increase in net assets resulting from operations         9,920,718      46,154,263
==========================================================================================
Distributions to shareholders from net investment
  income -- Series I                                                    --        (426,072)
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --      (5,437,294)
------------------------------------------------------------------------------------------
  Series II                                                             --      (4,139,818)
==========================================================================================
  Total distributions from net realized gains                           --      (9,577,112)
==========================================================================================
  Decrease in net assets resulting from distributions                   --     (10,003,184)
==========================================================================================
Share transactions-net:
  Series I                                                     (24,833,886)    (30,575,554)
------------------------------------------------------------------------------------------
  Series II                                                    (10,746,468)     (5,292,288)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (35,580,354)    (35,867,842)
==========================================================================================
    Net increase (decrease) in net assets                      (25,659,636)        283,237
==========================================================================================

NET ASSETS:

  Beginning of period                                          850,725,328     850,442,091
==========================================================================================
  End of period (including undistributed net investment
    income of $4,408,451 and $2,175,778, respectively)        $825,065,692    $850,725,328
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices

                           AIM V.I. BASIC VALUE FUND
     furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

                           AIM V.I. BASIC VALUE FUND

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $199,510.

                           AIM V.I. BASIC VALUE FUND

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $100,683 for accounting and fund administrative services and reimbursed $1,023,947 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $20,160.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $432,858.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,971,140       $ 63,028,642      $(47,920,818)         $   --         $19,078,964     $193,775       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                   --         20,071,627          (992,663)             --          19,078,964        8,143           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,971,140         62,646,682       (66,617,822)             --                  --      186,540           --
==================================================================================================================================
  Total           $7,942,280       $145,746,951      $115,531,303          $   --         $38,157,928     $388,458       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,246,834, which resulted in net realized gains of $203,896 and securities purchases of $8,027,233.

NOTE 5--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $3,197 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate

                           AIM V.I. BASIC VALUE FUND
available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $75,215,998 and $126,874,226, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $   190,199,550
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (28,123,331)
===============================================================================
Net unrealized appreciation of investment securities           $   162,076,219
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $663,221,571.

NOTE 9--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2006(A)              DECEMBER 31, 2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,072,039    $ 13,622,895      8,650,711    $ 102,288,763
------------------------------------------------------------------------------------------------------------------------
  Series II                                                    3,229,417      39,834,840      5,591,052       65,583,748
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --        470,853        5,857,415
------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        335,752        4,139,818
========================================================================================================================
Reacquired:
  Series I                                                    (3,019,032)    (38,456,781)   (11,690,247)    (138,721,732)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (3,998,617)    (50,581,308)    (6,368,816)     (75,015,854)
========================================================================================================================
                                                              (2,716,193)   $(35,580,354)    (3,010,695)   $ (35,867,842)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 68% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

                           AIM V.I. BASIC VALUE FUND

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                    SERIES I
                                                ---------------------------------------------------------------------------------
                                                                                                                 SEPTEMBER 10,
                                                                                                                    2001
                                                SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                     YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                JUNE 30,          -------------------------------------------    DECEMBER 31,
                                                  2006              2005        2004        2003       2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  12.37         $  11.84    $  10.66    $   7.98    $ 10.25        $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.04             0.05        0.02        0.00       0.02(a)        0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.08             0.63        1.16        2.68      (2.29)          0.25
=================================================================================================================================
    Total from investment operations                 0.12             0.68        1.18        2.68      (2.27)          0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --            (0.01)         --       (0.00)     (0.00)         (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --            (0.14)         --          --         --             --
=================================================================================================================================
    Total distributions                                --            (0.15)         --       (0.00)     (0.00)         (0.01)
=================================================================================================================================
Net asset value, end of period                   $  12.49         $  12.37    $  11.84    $  10.66    $  7.98        $ 10.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      0.97%            5.74%      11.07%      33.63%    (22.15)%         2.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $467,954         $487,332    $496,837    $309,384    $97,916        $19,638
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   0.98%(c)         0.97%       1.02%       1.04%      1.16%          1.27%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   1.02%(c)         1.02%       1.02%       1.04%      1.16%          2.61%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             0.64%(c)         0.38%       0.17%       0.01%      0.18%          0.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              9%              16%         14%         18%        22%             4%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $490,122,617.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                           AIM V.I. BASIC VALUE FUND

                                                                                  SERIES II
                                             ------------------------------------------------------------------------------------
                                                                                                                  SEPTEMBER 10,
                                                                                                                       2001
                                             SIX MONTHS                                                          (DATE OPERATIONS
                                               ENDED,                   YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                              JUNE 30,        --------------------------------------------         DECEMBER 31,
                                                2006            2005        2004        2003        2002               2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  12.26        $  11.76    $  10.61    $   7.96    $  10.25           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.02            0.02       (0.01)      (0.02)      (0.01)(a)          0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.09            0.62        1.16        2.67       (2.28)             0.26
=================================================================================================================================
    Total from investment operations              0.11            0.64        1.15        2.65       (2.29)             0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income              --              --          --       (0.00)      (0.00)            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --           (0.14)         --          --          --                --
=================================================================================================================================
    Total distributions                             --           (0.14)         --       (0.00)      (0.00)            (0.01)
=================================================================================================================================
Net asset value, end of period                $  12.37        $  12.26    $  11.76    $  10.61    $   7.96           $ 10.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   0.90%           5.43%      10.84%      33.29%     (22.34)%            2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $357,112        $363,393    $353,605    $253,877    $104,597           $   513
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                1.23%(c)        1.22%       1.27%       1.29%       1.41%             1.44%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.27%(c)        1.27%       1.27%       1.29%       1.41%             2.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              0.39%(c)        0.13%      (0.08)%     (0.24)%     (0.07)%            0.12%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                           9%             16%         14%         18%         22%                4%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $349,156,289.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting

                           AIM V.I. BASIC VALUE FUND
market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                           AIM V.I. BASIC VALUE FUND

                                              AIM V.I. CAPITAL APPRECIATION FUND
                               Semiannual Report to Shareholders o June 30, 2006










          AIM V.I. CAPITAL APPRECIATION FUND seeks to provide growth of capital.







 UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,
                                         2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--



NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. CAPITAL APPRECIATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                pany's earnings drivers. Our team meets
                                                                                           with company management to evaluate
                                                                                           proprietary products and the quality of
========================================================================================   management. We also analyze trends and
                                                                                           the competitive landscape. We believe
PERFORMANCE SUMMARY                                                                        stocks that pass our quantitative and
                                             ===========================================   fundamental screens are more likely to
For the six months ended June 30, 2006,                                                    outperform.
AIM V.I. Capital Appreciation Fund had       FUND VS. INDEXES
negative returns but outperformed the                                                         We construct the portfolio using a
Fund's style-specific index, the Russell     CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,   bottom-up strategy, which focuses on
1000 Growth Index, by a narrow margin.       EXCLUDING VARIABLE PRODUCT ISSUER             stocks rather than on industries or
                                             CHARGES.                                      sectors. While there are no formal
   The Fund underperformed the broad         IF VARIABLE PRODUCT ISSUER CHARGES WERE       sector guidelines or constraints,
market as represented by the S&P 500         INCLUDED, RETURNS WOULD BE LOWER.             internal controls and proprietary
Index largely due to an overweight                                                         software help us monitor risk levels and
position and stock selection in the          Series I Shares                       -0.36%  sector concentration.
health care sector. An overweight
position versus the benchmark in the         Series II Shares                      -0.49      Our sell process is designed to avoid
information technology sector, the                                                         high risk situations we believe may lead
weakest-performing sector in the broad       Standard & Poor's Composite Index             to underperformance, including:
market during the period, also detracted     of 500 Stocks (S&P 500 Index)
from performance. However, exposure to       (Broad Market Index)                   2.71   o  Deteriorating business prospects.
mid- and small-cap holdings, which
generally outperformed large-cap stocks      Russell 1000 Growth Index                     o  Extended valuation.
during the reporting period, some-what       (Style-Specific Index)                -0.93
offset the Fund's relative                                                                 o  Slowing earnings growth.
underperformance. Both the S&P 500 Index     Lipper Multi-Cap Growth Fund Index
and the                                      (Peer Group Index)                     0.13   o  A weakened balance sheet.

                                             SOURCE: LIPPER INC.                           MARKET CONDITIONS AND YOUR FUND
                                             ===========================================
                                                                                           After posting strong performance during
                                             Russell 1000 Growth Index consist             the first four months of 2006, domestic
                                             primarily of large-cap stocks.                equities retreated over the last two
                                                                                           months of the reporting period largely
                                                Your Fund's long-term performance          due to fears that inflation might lead
                                             appears on page 4.                            the U.S. Federal Reserve Board to
                                                                                           continue raising interest rates, which
========================================================================================   could challenge continued economic
                                                                                           expansion. During the reporting period,
HOW WE INVEST                                   Our quantitative model ranks               small- and mid-cap stocks generally
                                             companies based on factors we have found      outperformed large caps. Positive
We believe a growth investment strategy      to be highly correlated with                  performance was broad among S&P 500
is an essential component of a               outperformance in the growth universe,        sectors with energy, telecommunication
diversified portfolio. Our investment        including earnings, quality, valuation        services, industrials and materials
process combines quantitative and            and risk assessment.                          delivering the highest returns.
fundamental analysis to find companies
exhibiting long-term, sustainable               Stocks ranked highest by our                  In this environment, the Fund
earnings and cash flow growth that is        quantitative model are the focus of our       outperformed the Russell 1000 Growth
not yet reflected in investor                research. Our fundamental analysis seeks      Index by a narrow
expectations or equity valuations.           to determine a com-

========================================     ========================================    ===========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                  7.3%    1. Cisco Systems, Inc.                2.6%

Information Technology              25.7%     2. Communications Equipment         7.0     2. Amdocs Ltd.                        2.3

Industrials                         17.4      3. Semiconductors                   6.1     3. Google Inc.--Class A               2.1

Health Care                         15.6      4. Investment Banking & Brokerage   5.3     4. QUALCOMM Inc.                      1.9

Consumer Discretionary              13.9      5. Aerospace & Defense              4.6     5. Analog Devices, Inc.               1.8

Financials                          11.2                                                  6. Goldman Sachs Group, Inc. (The)    1.8

Energy                               6.0     TOTAL NET ASSETS             $1.6 BILLION    7. Roche Holding A.G. Switzerland)    1.8
                                             TOTAL NUMBER OF HOLDINGS*             111
Materials                            4.1                                                  8. JPMorgan Chase & Co.               1.8

Consumer Staples                     3.9                                                  9. Boeing Co. (The)                   1.6

Telecommunication Services           0.6                                                 10. Burlington Northern Santa Fe Corp. 1.6

Money Market Funds
Plus Other Assets Less Liabilities   1.6

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM V.I. CAPITAL APPRECIATION FUND

margin. The Fund outperformed the            ment supplier Alcon. An overweight                        LANNY H. SACHNOWITZ,
benchmark by the widest margin in the        position in health care providers versus     [SACHNOWITZ  senior portfolio manager,
industrials, energy, consumer                the style-specific benchmark also            PHOTO]       is lead manager of AIM V.I.
discretionary and materials sectors but      detracted from performance, and holdings                  Capital Appreciation Fund.
underperformed in the health care and        CIGNA, AETNA and UNITEDHEALTH GROUP                       He joined AIM in 1987 as a
consumer staples sectors.                    negatively affected Fund returns. While      money market trader and research analyst.
                                             we sold Alcon, Cigna and UnitedHealth        Mr. Sachnowitz earned a B.S. in finance
   The industrials sector benefited from     Group, we continued to own Aetna at          from the University of Southern California
a broad-based rally during the first         the close of the reporting period.           and an M.B.A. from the University of
quarter of 2006. Electrical equipment                                                     Houston.
holdings that performed well for the            Several notable detractors from Fund
Fund included ABB LTD. and ROCKWELL          performance in the information                            KIRK L. ANDERSON,  portfolio
AUTOMATION. The Fund no longer owned         technology sector included YAHOO!, APPLE     [ANDERSON    manager, is manager of AIM
Rockwell Automation stock at the end of      COMPUTER and EBAY. While these companies     PHOTO]       V.I. Capital Appreciation
the reporting period. Aerospace and          reported quarterly earnings generally in                  Fund. He joined AIM in 1994.
defense holdings BOEING and GENERAL          line with expectations, they did not                      Mr. Anderson earned a B.A. in
DYNAMICS also performed well. Machinery      deliver the earnings upside many             political science from Texas A&M
holdings that contributed to Fund            investors have come to expect. We owned      University and an M.S. in finance from the
performance included CATERPILLAR and         Apple Computer and eBay at the close of      University of Houston.
KOMATSU. We sold the Caterpillar holding     the reporting period, but we sold Yahoo!
during the reporting period. Railroad                                                                  JAMES G. BIRDSALL,  portfolio
holding BURLINGTON NORTHERN SANTA FE was        During the reporting period, our          [BIRDSALL    manager,  is manager of AIM
another key contributor as the company       investment process led us to reduce          PHOTO]       V.I. Capital Appreciation
continued to exceed expectations due to      exposure to the health care, energy and                   Fund. He joined AIM
strong demand growth and pricing gains.      materials sectors. Proceeds from these                    Investments in 1995. Mr.
                                             sales were invested primarily in                          Birdsall earned a B.B.A. with
   Outperformance in the energy sector       industrials and information technology       a concentration in finance from Stephen F.
was driven largely by the Fund's             stocks that we believed possessed            Austin State University. He also earned an
overweight position relative to the          attractive fundamentals and higher           M.B.A. with a concentration in finance and
style-specific benchmark, as energy was      upside to earnings estimates.                international business from the University
one of the top-performing sectors in the                                                  of St. Thomas.
broad market. Several holdings made key      IN CLOSING
contributions, including OCCIDENTAL                                                                    ROBERT J. LLOYD,  Chartered
PETROLEUM, VALERO ENERGY and BAKER           During the reporting period, we              [LLOYD       Financial Analyst,  portfolio
HUGHES.                                      considered the fundamentals of growth        PHOTO]       manager,  is manager of AIM
                                             stocks to be generally attractive. As a                   V.I. Capital Appreciation
   Solid stock selection in the consumer     group, growth companies boasted healthy                   Fund. He joined AIM in 2000.
discretionary sector resulted in             cash flows, strong balance sheets and        He served eight years in the U.S. Navy as
positive returns for the reporting           positive earnings growth. Additionally,      a Naval Flight Officer flying the S-3B
period, while the benchmark index posted     growth stocks were generally                 Viking. Mr. Lloyd earned a B.B.A. from the
negative returns in that sector. Many        attractively priced relative to other        University of Notre Dame and an M.B.A.
consumer-related stocks struggled during     stocks with less attractive                  from the University of Chicago.
the reporting period due to concerns         fundamentals. While growth stocks have
that higher interest rates would crimp       generally lagged the broad market in         Assisted by the Large/Multi-Cap Growth
consumer spending and slow the economy.      recent years, investors have started to      Team
Despite these concerns, we were able to      recognize and reward these
find some stocks that held up, including     characteristics. As always, we thank you
specialty retail holdings OFFICE DEPOT,      for your continued investment in AIM                   [RIGHT ARROW GRAPHIC]
ANN TAYLOR STORES and BEST BUY. Each of      V.I. Capital Appreciation Fund.
these stocks made key contributions to                                                    FOR A DISCUSSION OF THE RISKS OF
performance.                                 THE VIEWS AND OPINIONS EXPRESSED IN          INVESTING IN YOUR FUND, INDEXES USED IN
                                             MANAGEMENT'S DISCUSSION OF FUND              THIS REPORT AND YOUR FUND'S LONG-TERM
   In the materials sector, solid stock      PERFORMANCE ARE THOSE OF A I M ADVISORS,     PERFORMANCE, PLEASE TURN TO PAGE 4.
selection in the metals and mining           INC. THESE VIEWS AND OPINIONS ARE
industry contributed positively to Fund      SUBJECT TO CHANGE AT ANY TIME BASED ON
performance. Holdings that performed         FACTORS SUCH AS MARKET AND ECONOMIC
well included copper producer PHELPS         CONDITIONS. THESE VIEWS AND OPINIONS MAY
DODGE and iron ore and coal producer BHP     NOT BE RELIED UPON AS INVESTMENT ADVICE
BILLITON. Both stocks benefited from         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
high commodity prices during much of the     PARTICULAR SECURITY. THE INFORMATION IS
reporting period.                            NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
   The fund underperformed its               SECURITY OR THE FUND. STATEMENTS OF FACT
style-specific benchmark by the widest       ARE FROM SOURCES CONSIDERED RELIABLE,
margin in the health care sector, due        BUT A I M ADVISORS, INC. MAKES NO
primarily to weak performance by a           REPRESENTATION OR WARRANTY AS TO THEIR
number of the Fund's health care             COMPLETENESS OR ACCURACY. ALTHOUGH
equipment and supplies holdings,             HISTORICAL PERFORMANCE IS NO GUARANTEE
including equip-                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY

AIM V.I. CAPITAL APPRECIATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE OF THE FUND'S SERIES    FIGURES GIVEN REPRESENT THE FUND AND ARE
As of 6/30/06                                I AND SERIES II SHARE CLASSES WILL         NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                             DIFFER PRIMARILY DUE TO DIFFERENT CLASS    PRODUCT VALUES. THEY DO NOT REFLECT
SERIES I SHARES                              EXPENSES.                                  SALES CHARGES, EXPENSES AND FEES
Inception (5/5/93)                 8.61%                                                ASSESSED IN CONNECTION WITH A VARIABLE
10 Years                           4.77         THE PERFORMANCE DATA QUOTED REPRESENT   PRODUCT. SALES CHARGES, EXPENSES AND
 5 Years                           0.62      PAST PERFORMANCE AND CANNOT GUARANTEE      FEES, WHICH ARE DETERMINED BY THE
 1 Year                           10.93      COMPARABLE FUTURE RESULTS; CURRENT         VARIABLE PRODUCT ISSUERS, WILL VARY AND
                                             PERFORMANCE MAY BE LOWER OR HIGHER.        WILL LOWER THE TOTAL RETURN.
SERIES II SHARES                             PLEASE CONTACT YOUR VARIABLE PRODUCT
10 Years                           4.51%     ISSUER OR FINANCIAL ADVISOR FOR THE MOST      PER NASD REQUIREMENTS, THE MOST
 5 Years                           0.37      RECENT MONTH-END VARIABLE PRODUCT          RECENT MONTH-END PERFORMANCE DATA AT THE
 1 Year                           10.65      PERFORMANCE. PERFORMANCE FIGURES REFLECT   FUND LEVEL, EXCLUDING VARIABLE PRODUCT
========================================     FUND EXPENSES, REINVESTED DISTRIBUTIONS    CHARGES, IS AVAILABLE ON THIS AIM
                                             AND CHANGES IN NET ASSET VALUE.            AUTOMATED INFORMATION LINE,
SERIES II SHARES' INCEPTION DATE IS          INVESTMENT RETURN AND PRINCIPAL VALUE      866-702-4402. AS MENTIONED ABOVE, FOR
AUGUST 21, 2001. RETURNS SINCE THAT DATE     WILL FLUCTUATE SO THAT YOU MAY HAVE A      THE MOST RECENT MONTH-END PERFORMANCE
ARE HISTORICAL. ALL OTHER RETURNS ARE        GAIN OR LOSS WHEN YOU SELL SHARES.         INCLUDING VARIABLE PRODUCT CHARGES,
THE BLENDED RETURNS OF THE HISTORICAL                                                   PLEASE CONTACT YOUR VARIABLE PRODUCT
PERFORMANCE OF SERIES II SHARES SINCE           AIM V.I. CAPITAL APPRECIATION FUND, A   ISSUER OR FINANCIAL ADVISOR.
THEIR INCEPTION AND THE RESTATED             SERIES PORTFOLIO OF AIM VARIABLE
HISTORICAL PERFORMANCE OF SERIES I           INSURANCE FUNDS, IS CURRENTLY OFFERED
SHARES (FOR PERIODS PRIOR TO INCEPTION       THROUGH INSURANCE COMPANIES ISSUING
OF SERIES II SHARES) ADJUSTED TO REFLECT     VARIABLE PRODUCTS. YOU CANNOT PURCHASE
THE RULE 12b-1 FEES APPLICABLE TO SERIES     SHARES OF THE FUND DIRECTLY. PERFORMANCE
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS MAY 5, 1993.


PRINCIPAL RISKS OF INVESTING IN THE FUND     formance of the 30 largest                 OTHER INFORMATION
                                             multi-capitalization growth funds
Investing in smaller companies involves      tracked by Lipper Inc., an independent     The returns shown in the management's
greater risk than investing in more          mutual fund performance monitor.           discussion of Fund performance are based
established companies, such as business                                                 on net asset values calculated for
risk, significant stock price                   The unmanaged RUSSELL                   shareholder transactions. Generally
fluctuations and illiquidity.                1000--Registered Trademark-- GROWTH        accepted accounting principles require
                                             INDEX is a subset of the unmanaged         adjustments to be made to the net assets
   The Fund can invest up to 25% of its      RUSSELL 1000--Registered Trademark--       of the Fund at period end for financial
assets in foreign securities that            INDEX, which represents the performance    reporting purposes, and as such, the net
involve risks not associated with            of the stocks of large-capitalization      asset values for shareholder
investing solely in the United States.       companies; the Growth subset measures      transactions and the returns based on
These include risks relating to              the performance of Russell 1000            those net asset values may differ from
fluctuations in the value of the U.S.        companies with higher price/book ratios    the net asset values and returns
dollar relative to the values of other       and higher forecasted growth values.       reported in the Financial Highlights.
currencies, the custody arrangements                                                    Additionally, the returns and net asset
made for the Fund's foreign holdings,           The Fund is not managed to track the    values shown throughout this report are
differences in accounting, political         performance of any particular index,       at the Fund level only and do not
risks and the lesser degree of public        including the indexes defined here, and    include variable product issuer charges.
information required to be provided          consequently, the performance of the       If such charges were included, the total
by non-U.S. companies.                       Fund may deviate significantly from the    returns would be lower.
                                             performance of the indexes.
ABOUT INDEXES USED IN THIS REPORT                                                          Industry classifications used in
                                                A direct investment cannot be made in   this report are generally according to
The unmanaged STANDARD & POOR'S              an index. Unless otherwise indicated,      the Global Industry Classification
COMPOSITE INDEX OF 500 STOCKS (the S&P       index results include reinvested           Standard, which was developed by and is
500--Registered Trademark-- Index) is        dividends, and they do not reflect sales   the exclusive property and a service
an index of common stocks frequently         charges. Performance of an index of        mark of Morgan Stanley Capital
used as a general measure of U.S. stock      funds reflects fund expenses;              International Inc. and Standard &
market performance.                          performance of a market index does not.    Poor's.

   The unmanaged LIPPER MULTI-CAP GROWTH
FUND INDEX represents an average of the
per-

AIM V.I. CAPITAL APPRECIATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this             THE HYPOTHETICAL ACCOUNT VALUES AND
                                             table, together with the amount you          EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management          you paid over the period. Simply divide      EXPENSES YOU PAID FOR THE PERIOD. YOU
fees; distribution and/or service fees       your account value by $1,000 (for            MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This       example, an $8,600 account value             ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you              divided by $1,000 = 8.6), then multiply      AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in            the result by the number in the table        5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to     under the heading entitled "Actual           HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs       Expenses Paid During Period" to estimate     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of investing in other mutual funds. The      the expenses you paid on your account
example is based on an investment of         during this period.                             Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs. Therefore, the
January 1, 2006, through June 30, 2006.      PURPOSES                                     hypothetical information is useful in
                                                                                          comparing ongoing costs only, and will
                                             The table below also provides                not help you determine the relative
   The actual and hypothetical expenses      information about hypothetical account       total costs of owning different funds.
in the examples below do not represent       values and hypothetical expenses based
the effect of any fees or other expenses     on the Fund's actual expense ratio and
assessed in connection with a variable       an assumed rate of return of 5% per year
product; if they did, the expenses shown     before expenses, which is not the Fund's
would be higher while the ending account     actual return. The Fund's actual
values shown would be lower.                 cumulative total returns at net asset
                                             value after expenses for the six months
ACTUAL EXPENSES                              ended June 30, 2006, appear in the table
                                             "Fund vs. Indexes" on page 2.
The table below provides information
about actual account values and actual
expenses.

====================================================================================================================================
                                    ACTUAL                                            HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING               EXPENSES         ENDING             EXPENSES          ANNUALIZED
  SHARE          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
  CLASS             (1/1/06)            (6/30/06)(1)           PERIOD(2)        (6/30/06)          PERIOD(2)           RATIO
Series I           $1,000.00              $996.40                $4.45         $1, 020.33            $4.51              0.90%
Series II           1,000.00               995.10                 5.69          1, 019.09             5.76              1.15

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        provided by AIM. The Board reviewed the      essary to change the Fund's portfolio
Insurance Funds (the "Board") oversees       services to be provided by AIM under the     management team at this time. Although
the management of AIM V.I. Capital           Advisory Agreement. Based on such            the independent written evaluation of
Appreciation Fund (the "Fund") and, as       review, the Board concluded that the         the Fund's Senior Officer (discussed
required by law, determines annually         range of services to be provided by AIM      below) only considered Fund performance
whether to approve the continuance of        under the Advisory Agreement was             through the most recent calendar year,
the Fund's advisory agreement with A I M     appropriate and that AIM currently is        the Board also reviewed more recent Fund
Advisors, Inc. ("AIM"). Based upon the       providing services in accordance with        performance, which did not change their
recommendation of the Investments            the terms of the Advisory Agreement.         conclusions.
Committee of the Board, at a meeting
held on June 27, 2006, the Board,            o The quality of services to be provided     o Meetings with the Fund's portfolio
including all of the independent             by AIM. The Board reviewed the               managers and investment personnel. With
trustees, approved the continuance of        credentials and experience of the            respect to the Fund, the Board is
the advisory agreement (the "Advisory        officers and employees of AIM who will       meeting periodically with such Fund's
Agreement") between the Fund and AIM for     provide investment advisory services to      portfolio managers and/or other
another year, effective July 1, 2006.        the Fund. In reviewing the                   investment personnel and believes that
                                             qualifications of AIM to provide             such individuals are competent and able
   The Board considered the factors          investment advisory services, the Board      to continue to carry out their
discussed below in evaluating the            considered such issues as AIM's              responsibilities under the Advisory
fairness and reasonableness of the           portfolio and product review process,        Agreement.
Advisory Agreement at the meeting on         various back office support functions
June 27, 2006 and as part of the Board's     provided by AIM and AIM's equity and         o Overall performance of AIM. The Board
ongoing oversight of the Fund. In their      fixed income trading operations. Based       considered the overall performance of
deliberations, the Board and the             on the review of these and other             AIM in providing investment advisory and
independent trustees did not identify        factors, the Board concluded that the        portfolio administrative services to the
any particular factor that was               quality of services to be provided by        Fund and concluded that such performance
controlling, and each trustee attributed     AIM was appropriate and that AIM             was satisfactory.
different weights to the various             currently is providing satisfactory
factors.                                     services in accordance with the terms of     o Fees relative to those of clients of
                                             the Advisory Agreement.                      AIM with comparable investment
   One responsibility of the independent                                                  strategies. The Board reviewed the
Senior Officer of the Fund is to manage      o The performance of the Fund relative       effective advisory fee rate (before
the process by which the Fund's proposed     to comparable funds. The Board reviewed      waivers) for the Fund under the Advisory
management fees are negotiated to ensure     the performance of the Fund during the       Agreement. The Board noted that this
that they are negotiated in a manner         past one, three and five calendar years      rate was (i) comparable to the effective
which is at arms' length and reasonable.     against the performance of funds advised     advisory fee rates (before waivers) for
To that end, the Senior Officer must         by other advisors with investment            two mutual funds advised by AIM with
either supervise a competitive bidding       strategies comparable to those of the        investment strategies comparable to
process or prepare an independent            Fund. The Board noted that the Fund's        those of the Fund; (ii) below the
written evaluation. The Senior Officer       performance was above the median             effective advisory fee rate (before
has recommended an independent written       performance of such comparable funds for     waivers) for a variable insurance fund
evaluation in lieu of a competitive          the one and five year periods and below      advised by AIM and offered to insurance
bidding process and, upon the direction      such median performance for the three        company separate accounts with
of the Board, has prepared such an           year period. Based on this review and        investment strategies comparable to
independent written evaluation. Such         after taking account of all of the other     those of the Fund; (iii) above the
written evaluation also considered           factors that the Board considered in         effective sub-advisory fee rate for one
certain of the factors discussed below.      determining whether to continue the          offshore fund advised and sub-advised by
In addition, as discussed below, the         Advisory Agreement for the Fund, the         AIM affiliates with investment
Senior Officer made a recommendation to      Board concluded that no changes should       strategies comparable to those of the
the Board in connection with such            be made to the Fund and that it was not      Fund, although the total advisory fees
written evaluation.                          necessary to change the Fund's portfolio     for such offshore fund were above those
                                             management team at this time. Although       for the Fund; (iv) above the effective
   The discussion below serves as a          the independent written evaluation of        sub-advisory fee rates for five variable
summary of the Senior Officer's              the Fund's Senior Officer (discussed         insurance funds sub-advised by an AIM
independent written evaluation and           below) only considered Fund performance      affiliate and offered to insurance
recommendation to the Board in               through the most recent calendar year,       company separate accounts with
connection therewith, as well as a           the Board also reviewed more recent Fund     investment strategies comparable to
discussion of the material factors and       performance, which did not change their      those of the Fund, although the total
the conclusions with respect thereto         conclusions.                                 advisory fees for such variable
that formed the basis for the Board's                                                     insurance funds were above those for the
approval of the Advisory Agreement.          o The performance of the Fund relative       Fund; and (v) above the total advisory
After consideration of all of the            to indices. The Board reviewed the           fee rate for a separately managed
factors below and based on its informed      performance of the Fund during the past      account/wrap account managed by an AIM
business judgment, the Board determined      one, three and five calendar years           affiliate with investment strategies
that the Advisory Agreement is in the        against the performance of the Lipper        comparable to those of the Fund. The
best interests of the Fund and its           Variable Underlying Fund Multi Cap           Board noted that AIM has agreed to waive
shareholders and that the compensation       Growth Index. The Board noted that the       advisory fees of the Fund and to limit
to AIM under the Advisory Agreement is       Fund's performance was below the             the Fund's total operating expenses, as
fair and reasonable and would have been      performance of such Index for the one        discussed below. Based on this review,
obtained through arm's length                and three year periods and comparable to     the Board concluded that the advisory
negotiations.                                such Index for the five year period.         fee rate for the Fund under the Advisory
                                             Based on this review and after taking        Agreement was fair and reasonable.
   Unless otherwise stated, information      account of all of the other factors that
presented below is as of June 27, 2006       the Board considered in determining          o Fees relative to those of comparable
and does not reflect any changes that        whether to continue the Advisory             funds with other advisors. The Board
may have occurred since June 27, 2006,       Agreement for the Fund, the Board            reviewed the advisory fee rate for the
including but not limited to changes to      concluded that no changes should be made     Fund under the Advisory Agreement. The
the Fund's performance, advisory fees,       to the Fund and that it was not nec-         Board compared effective contractual
expense limitations and/or fee waivers.                                                   advisory fee rates at a common asset
                                                                                          level at the end of the past calendar
o The nature and extent of the advisory
services to be


                                                                     (continued)

AIM V.I. CAPITAL APPRECIATION FUND


year and noted that the Fund's rate was      realize certain benefits upon investing      o Benefits of soft dollars to AIM. The
below the median rate of the funds           cash balances in AIM advised money           Board considered the benefits realized
advised by other advisors with               market funds, including a higher net         by AIM as a result of brokerage
investment strategies comparable to          return, increased liquidity, increased       transactions executed through "soft
those of the Fund that the Board             diversification or decreased transaction     dollar" arrangements. Under these
reviewed. The Board noted that AIM has       costs. The Board also found that the         arrangements, brokerage commissions paid
agreed to waive advisory fees of the         Fund will not receive reduced services       by the Fund and/or other funds advised
Fund and to limit the Fund's total           if it invests its cash balances in such      by AIM are used to pay for research and
operating expenses, as discussed below.      money market funds. The Board noted          execution services. This research may be
Based on this review, the Board              that, to the extent the Fund invests         used by AIM in making investment
concluded that the advisory fee rate for     uninvested cash in affiliated money          decisions for the Fund. The Board
the Fund under the Advisory Agreement        market funds, AIM has voluntarily agreed     concluded that such arrangements were
was fair and reasonable.                     to waive a portion of the advisory fees      appropriate.
                                             it receives from the Fund attributable
o Expense limitations and fee waivers.       to such investment. The Board further        o AIM's financial soundness in light of
The Board noted that AIM has                 determined that the proposed securities      the Fund's needs. The Board considered
contractually agreed to waive advisory       lending program and related procedures       whether AIM is financially sound and has
fees of the Fund through December 31,        with respect to the lending Fund is in       the resources necessary to perform its
2009 to the extent necessary so that the     the best interests of the lending Fund       obligations under the Advisory
advisory fees payable by the Fund do not     and its respective shareholders. The         Agreement, and concluded that AIM has
exceed a specified maximum advisory fee      Board therefore concluded that the           the financial resources necessary to
rate, which maximum rate includes            investment of cash collateral received       fulfill its obligations under the
breakpoints and is based on net asset        in connection with the securities            Advisory Agreement.
levels. The Board considered the             lending program in the money market
contractual nature of this fee waiver        funds according to the procedures is in      o Historical relationship between the
and noted that it remains in effect          the best interests of the lending Fund       Fund and AIM. In determining whether to
until December 31, 2009. The Board noted     and its respective shareholders.             continue the Advisory Agreement for the
that AIM has contractually agreed to                                                      Fund, the Board also considered the
waive fees and/or limit expenses of the      o Independent written evaluation and         prior relationship between AIM and the
Fund through April 30, 2008 in an amount     recommendations of the Fund's Senior         Fund, as well as the Board's knowledge
necessary to limit total annual              Officer. The Board noted that, upon          of AIM's operations, and concluded that
operating expenses to a specified            their direction, the Senior Officer of       it was beneficial to maintain the
percentage of average daily net assets       the Fund, who is independent of AIM and      current relationship, in part, because
for each class of the Fund. The Board        AIM's affiliates, had prepared an            of such knowledge. The Board also
considered the contractual nature of         independent written evaluation in order      reviewed the general nature of the
this fee waiver/expense limitation and       to assist the Board in determining the       non-investment advisory services
noted that it remains in effect until        reasonableness of the proposed               currently performed by AIM and its
April 30, 2008. The Board considered the     management fees of the AIM Funds,            affiliates, such as administrative,
effect these fee waivers/expense             including the Fund. The Board noted that     transfer agency and distribution
limitations would have on the Fund's         the Senior Officer's written evaluation      services, and the fees received by AIM
estimated expenses and concluded that        had been relied upon by the Board in         and its affiliates for performing such
the levels of fee waivers/expense            this regard in lieu of a competitive         services. In addition to reviewing such
limitations for the Fund were fair and       bidding process. In determining whether      services, the trustees also considered
reasonable.                                  to continue the Advisory Agreement for       the organizational structure employed by
                                             the Fund, the Board considered the           AIM and its affiliates to provide those
o Breakpoints and economies of scale.        Senior Officer's written evaluation and      services. Based on the review of these
The Board reviewed the structure of the      the recommendation made by the Senior        and other factors, the Board concluded
Fund's advisory fee under the Advisory       Officer to the Board that the Board          that AIM and its affiliates were
Agreement, noting that it includes one       consider whether the advisory fee            qualified to continue to provide
breakpoint. The Board reviewed the level     waivers for certain equity AIM Funds,        non-investment advisory services to the
of the Fund's advisory fees, and noted       including the Fund, should be                Fund, including administrative, transfer
that such fees, as a percentage of the       simplified. The Board concluded that it      agency and distribution services, and
Fund's net assets, have decreased as net     would be advisable to consider this          that AIM and its affiliates currently
assets increased because the Advisory        issue and reach a decision prior to the      are providing satisfactory
Agreement includes a breakpoint. The         expiration date of such advisory fee         non-investment advisory services.
Board noted that AIM has contractually       waivers.
agreed to waive advisory fees of the                                                      o Other factors and current trends. The
Fund through December 31, 2009 to the        o Profitability of AIM and its               Board considered the steps that AIM and
extent necessary so that the advisory        affiliates. The Board reviewed               its affiliates have taken over the last
fees payable by the Fund do not exceed a     information concerning the profitability     several years, and continue to take, in
specified maximum advisory fee rate,         of AIM's (and its affiliates')               order to improve the quality and
which maximum rate includes breakpoints      investment advisory and other activities     efficiency of the services they provide
and is based on net asset levels. The        and its financial condition. The Board       to the Funds in the areas of investment
Board concluded that the Fund's fee          considered the overall profitability of      performance, product line
levels under the Advisory Agreement          AIM, as well as the profitability of AIM     diversification, distribution, fund
therefore reflect economies of scale and     in connection with managing the Fund.        operations, shareholder services and
that it was not necessary to change the      The Board noted that AIM's operations        compliance. The Board concluded that
advisory fee breakpoints in the Fund's       remain profitable, although increased        these steps taken by AIM have improved,
advisory fee schedule.                       expenses in recent years have reduced        and are likely to continue to improve,
                                             AIM's profitability. Based on the review     the quality and efficiency of the
o Investments in affiliated money market     of the profitability of AIM's and its        services AIM and its affiliates provide
funds. The Board also took into account      affiliates' investment advisory and          to the Fund in each of these areas, and
the fact that uninvested cash and cash       other activities and its financial           support the Board's approval of the
collateral from securities lending           condition, the Board concluded that the      continuance of the Advisory Agreement
arrangements, if any (collectively,          compensation to be paid by the Fund to       for the Fund.
"cash balances") of the Fund may be          AIM under its Advisory Agreement was not
invested in money market funds advised       excessive.
by AIM pursuant to the terms of an SEC
exemptive order. The Board found that
the Fund may

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-85.32%

AEROSPACE & DEFENSE-4.55%

Boeing Co. (The)                                  309,842   $   25,379,158
--------------------------------------------------------------------------
General Dynamics Corp.                            265,026       17,348,602
--------------------------------------------------------------------------
Precision Castparts Corp.                         139,956        8,363,771
--------------------------------------------------------------------------
Rockwell Collins, Inc.                            158,513        8,856,121
--------------------------------------------------------------------------
United Technologies Corp.                         188,776       11,972,174
==========================================================================
                                                                71,919,826
==========================================================================

AGRICULTURAL PRODUCTS-0.47%

Archer-Daniels-Midland Co.                        177,766        7,338,180
==========================================================================

APPAREL RETAIL-2.49%

Aeropostale, Inc.(a)                              470,904       13,604,416
--------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                         276,150       11,979,387
--------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)                            203,265        7,402,911
--------------------------------------------------------------------------
Limited Brands, Inc.                              248,196        6,351,336
==========================================================================
                                                                39,338,050
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.30%

Carter's, Inc.(a)                                 181,330        4,792,552
==========================================================================

APPLICATION SOFTWARE-4.16%

Amdocs Ltd.(a)                                    996,164       36,459,603
--------------------------------------------------------------------------
BEA Systems, Inc.(a)                            1,257,502       16,460,701
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           319,317       12,817,384
==========================================================================
                                                                65,737,688
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.06%

Janus Capital Group Inc.                          932,331       16,688,725
==========================================================================

BIOTECHNOLOGY-1.49%

Gilead Sciences, Inc.(a)                          398,513       23,576,029
==========================================================================

COMMUNICATIONS EQUIPMENT-5.93%

Cisco Systems, Inc.(a)                          2,084,688       40,713,956
--------------------------------------------------------------------------
Harris Corp.                                      211,302        8,771,146
--------------------------------------------------------------------------
QUALCOMM Inc.                                     735,870       29,486,311
--------------------------------------------------------------------------
Redback Networks Inc.(a)                          218,505        4,007,382
--------------------------------------------------------------------------
Tellabs, Inc.(a)                                  800,958       10,660,751
==========================================================================
                                                                93,639,546
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.78%

Best Buy Co., Inc.                                288,398       15,815,746
--------------------------------------------------------------------------
Circuit City Stores, Inc.                         453,477       12,343,644
==========================================================================
                                                                28,159,390
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMPUTER HARDWARE-1.72%

Apple Computer, Inc.(a)                           272,228   $   15,549,663
--------------------------------------------------------------------------
Hewlett-Packard Co.                               368,564       11,676,108
==========================================================================
                                                                27,225,771
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.21%

EMC Corp.(a)                                      510,680        5,602,159
--------------------------------------------------------------------------
Seagate Technology(a)                             288,439        6,530,259
--------------------------------------------------------------------------
Western Digital Corp.(a)                          350,943        6,952,181
==========================================================================
                                                                19,084,599
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.01%

Joy Global Inc.                                   300,798       15,668,568
--------------------------------------------------------------------------
Oshkosh Truck Corp.                               137,119        6,515,895
--------------------------------------------------------------------------
Terex Corp.(a)                                     97,293        9,602,819
==========================================================================
                                                                31,787,282
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.23%

VeriFone Holdings, Inc.(a)                        119,264        3,635,167
==========================================================================

DEPARTMENT STORES-2.40%

Federated Department Stores, Inc.                 420,784       15,400,694
--------------------------------------------------------------------------
J.C. Penney Co., Inc.                             332,305       22,433,911
==========================================================================
                                                                37,834,605
==========================================================================

DIVERSIFIED METALS & MINING-0.56%

Phelps Dodge Corp.                                107,934        8,867,857
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.59%

Cooper Industries, Ltd.-Class A                    90,355        8,395,787
--------------------------------------------------------------------------
Emerson Electric Co.                              199,860       16,750,266
==========================================================================
                                                                25,146,053
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.76%

Amphenol Corp.-Class A                            213,537       11,949,531
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.50%

Waste Management, Inc.                            219,704        7,882,980
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.75%

Monsanto Co.                                      140,378       11,818,424
==========================================================================

GENERAL MERCHANDISE STORES-1.46%

Family Dollar Stores, Inc.(b)                     609,993       14,902,129
--------------------------------------------------------------------------
Target Corp.                                      165,938        8,109,390
==========================================================================
                                                                23,011,519
==========================================================================

HEALTH CARE DISTRIBUTORS-1.18%

Cardinal Health, Inc.                             289,931       18,651,261
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-1.93%

Becton, Dickinson and Co.                         264,408   $   16,163,261
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   302,283       14,313,100
==========================================================================
                                                                30,476,361
==========================================================================

HEALTH CARE FACILITIES-0.66%

Manor Care, Inc.                                  222,676       10,447,958
==========================================================================

HEALTH CARE SERVICES-1.23%

Caremark Rx, Inc.                                 234,539       11,696,460
--------------------------------------------------------------------------
Omnicare, Inc.                                    161,619        7,663,973
==========================================================================
                                                                19,360,433
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.50%

Electronic Arts Inc.(a)                           183,746        7,908,428
==========================================================================

HOUSEHOLD PRODUCTS-1.48%

Colgate-Palmolive Co.                             246,682       14,776,252
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        153,002        8,506,911
==========================================================================
                                                                23,283,163
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.51%

Robert Half International Inc.(b)                 191,762        8,054,004
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.79%

Costco Wholesale Corp.                            216,878       12,390,240
==========================================================================

INDUSTRIAL CONGLOMERATES-1.88%

McDermott International, Inc.(a)                  218,688        9,943,743
--------------------------------------------------------------------------
Textron Inc.                                      214,649       19,786,345
==========================================================================
                                                                29,730,088
==========================================================================

INDUSTRIAL MACHINERY-0.55%

Parker Hannifin Corp.                             112,777        8,751,495
==========================================================================

INTEGRATED OIL & GAS-1.38%

Occidental Petroleum Corp.                        212,853       21,828,075
==========================================================================

INTERNET SOFTWARE & SERVICES-2.69%

eBay Inc.(a)                                      322,104        9,434,426
--------------------------------------------------------------------------
Google Inc.-Class A(a)                             78,611       32,963,951
==========================================================================
                                                                42,398,377
==========================================================================

INVESTMENT BANKING & BROKERAGE-5.31%

Goldman Sachs Group, Inc. (The)                   187,778       28,247,445
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         329,092       22,891,639
--------------------------------------------------------------------------
Morgan Stanley                                    135,000        8,533,350
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                    1,514,058       24,194,647
==========================================================================
                                                                83,867,081
==========================================================================

MANAGED HEALTH CARE-1.79%

Aetna Inc.                                        374,837       14,967,242
--------------------------------------------------------------------------
Health Net Inc.(a)                                295,037       13,326,821
==========================================================================
                                                                28,294,063
==========================================================================

MOVIES & ENTERTAINMENT-0.74%

News Corp.-Class A                                604,848       11,600,985
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

MULTI-LINE INSURANCE-1.68%

Assurant, Inc.                                    354,181   $   17,142,360
--------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                      320,327        9,430,427
==========================================================================
                                                                26,572,787
==========================================================================

OIL & GAS DRILLING-1.45%

ENSCO International Inc.                          262,764       12,092,400
--------------------------------------------------------------------------
GlobalSantaFe Corp.                               187,399       10,822,292
==========================================================================
                                                                22,914,692
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.16%

Baker Hughes Inc.                                 217,628       17,812,852
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    256,615       16,248,862
==========================================================================
                                                                34,061,714
==========================================================================

OIL & GAS REFINING & MARKETING-1.01%

Valero Energy Corp.                               240,426       15,993,137
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.75%

JPMorgan Chase & Co.                              659,116       27,682,872
==========================================================================

PHARMACEUTICALS-3.57%

Allergan, Inc.                                    178,814       19,179,590
--------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                      295,000       14,068,550
--------------------------------------------------------------------------
Johnson & Johnson                                 126,500        7,579,880
--------------------------------------------------------------------------
Wyeth                                             349,799       15,534,573
==========================================================================
                                                                56,362,593
==========================================================================

RAILROADS-2.63%

Burlington Northern Santa Fe Corp.                310,931       24,641,282
--------------------------------------------------------------------------
CSX Corp.                                         239,212       16,850,093
==========================================================================
                                                                41,491,375
==========================================================================

RESTAURANTS-1.66%

Burger King Holdings Inc.(a)(b)                   437,496        6,890,562
--------------------------------------------------------------------------
Darden Restaurants, Inc.                          318,599       12,552,800
--------------------------------------------------------------------------
Ruby Tuesday, Inc.                                279,529        6,823,303
==========================================================================
                                                                26,266,665
==========================================================================

SEMICONDUCTORS-6.08%

Analog Devices, Inc.                              889,131       28,576,670
--------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)           765,118       22,494,469
--------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             259,141        3,674,619
--------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                  139,757        6,195,428
--------------------------------------------------------------------------
Microchip Technology Inc.                         676,596       22,699,796
--------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                             1,320,744       12,414,994
==========================================================================
                                                                96,055,976
==========================================================================

SOFT DRINKS-1.16%

PepsiCo, Inc.                                     304,221       18,265,429
==========================================================================

SPECIALTY STORES-2.35%

Office Depot, Inc.(a)                             639,785       24,311,830
--------------------------------------------------------------------------
PetSmart, Inc.                                    500,000       12,800,000
==========================================================================
                                                                37,111,830
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SYSTEMS SOFTWARE-0.87%

Red Hat, Inc.(a)(b)                               589,214   $   13,787,608
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.34%

MGIC Investment Corp.                              83,142        5,404,230
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.57%

WESCO International, Inc.(a)                      129,905        8,963,445
==========================================================================
    Total Domestic Common Stocks (Cost
    $1,163,557,607)                                          1,347,410,139
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-13.08%

AUSTRALIA-0.97%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(c)                                      707,444       15,236,185
==========================================================================

BRAZIL-0.84%

Companhia Vale do Rio Doce-ADR (Steel)(b)         548,486       13,185,603
==========================================================================

FINLAND-1.02%

Nokia Oyj-ADR (Communications Equipment)          797,189       16,151,049
==========================================================================

JAPAN-3.65%

FANUC Ltd. (Industrial Machinery)(c)               88,700        8,006,068
--------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)(c)                                      1,613        9,954,552
--------------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(c)                                577,000       11,560,901
--------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(c)                       514,500       10,888,547
--------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
  Insurance)(c)                                       375        7,016,575
--------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(b)(c)        1,500,000       10,234,108
==========================================================================
                                                                57,660,751
==========================================================================

NETHERLANDS-0.54%

ASML Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                    419,978        8,491,955
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-0.65%

Kookmin Bank (Diversified Banks)(c)               124,650   $   10,317,797
==========================================================================

SWITZERLAND-3.49%

ABB Ltd. (Heavy Electrical Equipment)             879,851       11,443,086
--------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               288,744       15,569,077
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)              170,381       28,165,950
==========================================================================
                                                                55,178,113
==========================================================================

UNITED KINGDOM-1.92%

AstraZeneca PLC-ADR (Pharmaceuticals)             259,683       15,534,237
--------------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals &
  Mining)(c)                                      281,784       14,783,875
==========================================================================
                                                                30,318,112
==========================================================================
    Total Foreign Stocks & Other Equity
    Interests (Cost $187,199,958)                              206,539,565
==========================================================================
MONEY MARKET FUNDS-1.09%

Liquid Assets Portfolio-Institutional
  Class(d)                                      8,578,434        8,578,434
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        8,578,434        8,578,434
==========================================================================
    Total Money Market Funds (Cost
    $17,156,868)                                                17,156,868
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.49% (Cost
  $1,367,914,433)                                            1,571,106,572
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-2.15%

MONEY MARKET FUNDS-2.15%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  33,961,505       33,961,505
==========================================================================
    Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $33,961,505)                                          33,961,505
==========================================================================
TOTAL INVESTMENTS-101.64% (Cost
  $1,401,875,938)                                            1,605,068,077
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.64)%                          (25,831,571)
==========================================================================
NET ASSETS-100.00%                                          $1,579,236,506
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $97,998,608, which represented 6.21% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,350,757,565)*   $1,553,949,704
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $51,118,373)                               51,118,373
=============================================================
    Total investments (cost $1,401,875,938)     1,605,068,077
=============================================================
Foreign currencies, at value (cost
  $3,759,648)                                       3,807,250
-------------------------------------------------------------
Receivables for:
  Investments sold                                 24,010,241
-------------------------------------------------------------
  Fund shares sold                                    860,932
-------------------------------------------------------------
  Dividends                                           749,223
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                169,219
-------------------------------------------------------------
Other assets                                              387
=============================================================
    Total assets                                1,634,665,329
_____________________________________________________________
=============================================================
LIABILITIES:

Payables for:
  Investments purchased                            18,841,462
-------------------------------------------------------------
  Fund shares reacquired                              822,850
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  271,753
-------------------------------------------------------------
  Collateral upon return of securities loaned      33,961,505
-------------------------------------------------------------
Accrued administrative services fees                  974,809
-------------------------------------------------------------
Accrued distribution fees -- Series II                241,935
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              3,045
-------------------------------------------------------------
Accrued operating expenses                            311,464
=============================================================
    Total liabilities                              55,428,823
=============================================================
Net assets applicable to shares outstanding    $1,579,236,506
_____________________________________________________________
=============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $1,596,777,609
-------------------------------------------------------------
Undistributed net investment income                   763,957
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (221,546,639)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               203,241,579
=============================================================
                                               $1,579,236,506
_____________________________________________________________
=============================================================
NET ASSETS:

Series I                                       $1,187,260,963
_____________________________________________________________
=============================================================
Series II                                      $  391,975,543
_____________________________________________________________
=============================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           48,283,042
_____________________________________________________________
=============================================================
Series II                                          16,121,845
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        24.59
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        24.31
_____________________________________________________________
=============================================================

* At June 30, 2006, securities with an aggregate value of $33,049,981 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $223,809)                                     $   5,979,428
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $150,494, after compensation to
  counterparties of $1,151,103)                       689,190
=============================================================
    Total investment income                         6,668,618
=============================================================
EXPENSES:

Advisory fees                                       4,059,883
-------------------------------------------------------------
Administrative services fees                        1,707,940
-------------------------------------------------------------
Custodian fees                                         97,020
-------------------------------------------------------------
Distribution fees -- Series II                        463,041
-------------------------------------------------------------
Transfer agent fees                                    30,747
-------------------------------------------------------------
Trustees' and officer's fees and benefits              27,645
-------------------------------------------------------------
Other                                                  96,500
=============================================================
    Total expenses                                  6,482,776
=============================================================
Less: Fees waived and expense offset
  arrangement                                          (3,682)
=============================================================
    Net expenses                                    6,479,094
=============================================================
Net investment income                                 189,524
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities (includes gains
    (losses) from securities sold to
    affiliates of $(95,376))                      102,185,900
-------------------------------------------------------------
  Foreign currencies                                  (98,845)
=============================================================
                                                  102,087,055
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (137,995,188)
-------------------------------------------------------------
  Foreign currencies                                   33,988
=============================================================
                                                 (137,961,200)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (35,874,145)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                     $ (35,684,621)
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $      189,524    $      607,946
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   102,087,055        99,452,610
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (137,961,200)       (5,854,578)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (35,684,621)       94,205,978
==============================================================================================
Distributions to shareholders from net investment
  income-Series I                                                         --          (505,822)
==============================================================================================
Share transactions-net:
  Series l                                                       395,544,178      (131,492,019)
----------------------------------------------------------------------------------------------
  Series ll                                                       57,288,323       175,908,989
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                452,832,501        44,416,970
==============================================================================================
    Net increase in net assets                                   417,147,880       138,117,126
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,162,088,626     1,023,971,500
==============================================================================================
  End of period (including undistributed net investment
    income of $763,957 and $574,433, respectively)            $1,579,236,506    $1,162,088,626
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                       AIM V.I. CAPITAL APPRECIATION FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

                       AIM V.I. CAPITAL APPRECIATION FUND

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
 __________________________________________________________________
===================================================================


    Effective May 1, 2006 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $750 million                                               0.625%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $2,516.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $158,212 for accounting and fund administrative services and reimbursed $1,549,728 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $30,747.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays

                       AIM V.I. CAPITAL APPRECIATION FUND

ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $463,041.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,102,149      $109,892,562      $(115,416,277)        $   --         $ 8,578,434     $268,598       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        10,822,907         (2,244,473)            --           8,578,434        3,808           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,102,149       107,157,998       (121,260,147)            --                  --      266,290           --
==================================================================================================================================
  Subtotal        $28,204,298      $227,873,467      $(238,920,897)        $   --         $17,156,868     $538,696       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $66,155,830      $166,488,716      $(198,683,041)        $   --         $33,961,505     $150,494       $   --
==================================================================================================================================
  Total           $94,360,128      $394,362,183      $(437,603,938)        $   --         $51,118,373     $689,190       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $5,779,555, which resulted in net realized gains (losses) of $(95,376) and securities purchases of $33,835,240.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,166.

NOTE 6--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $3,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $33,049,981 were on loan to brokers. The loans were secured by cash collateral of $33,961,505 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $150,494 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $103,221,919
-----------------------------------------------------------------------------
December 31, 2010                                                156,444,344
-----------------------------------------------------------------------------
December 31, 2011                                                 56,312,951
=============================================================================
Total capital loss carryforward                                 $315,979,214
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above has been reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganization of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund into the Fund on May 1, 2006, as it occurred after the Fund's most recent fiscal year end. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $954,960,052 and $793,427,011, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $233,905,545
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (36,593,720)
==============================================================================
Net unrealized appreciation of investment securities             $197,311,825
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,407,756,252.

NOTE 11--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2006(A)               DECEMBER 31, 2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,175,171    $  82,352,366      7,080,254    $158,159,074
------------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,594,842       40,202,276      8,650,154     194,868,060
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --               --         17,427         439,171
========================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                    15,874,072      417,607,202             --              --
------------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,020,000       26,553,152             --              --
========================================================================================================================
Reacquired:
  Series I                                                    (4,116,330)    (104,415,390)   (12,847,505)   (290,090,264)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (379,592)      (9,467,105)      (851,863)    (18,959,071)
========================================================================================================================
                                                              17,168,163    $ 452,832,501      2,048,467    $ 44,416,970
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 49% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

(b) As of the open of business on May 1, 2006, the Fund acquired all the net asset of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM V.I. Aggressive Growth Fund and AIM V.I. Growth Fund on April 4, 2006. The acquisition was accomplished by a tax-free exchange of 16,894,072 shares of the Fund for 11,361,885 shares outstanding of AIM V.I. Aggressive Growth Fund and 15,600,092 shares outstanding of AIM V.I. Growth Fund as of the close of business on April 28, 2006. AIM V.I. Aggressive Growth Fund's net assets at that date of $155,800,373 including $27,776,076 of unrealized appreciation and AIM V.I. Growth Fund's net assets at that date of $288,359,981 including $64,941,780 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,269,556,120.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                           YEAR ENDED DECEMBER 31,
                                                      JUNE 30,        ----------------------------------------------------------
                                                        2006            2005        2004        2003        2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   24.67        $  22.69    $  21.28    $  16.43    $  21.72    $    30.84
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            0.01            0.03        0.02(a)    (0.04)(b)    (0.05)(b)    (0.05)(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (0.09)           1.97        1.39        4.89       (5.24)        (7.17)
================================================================================================================================
    Total from investment operations                     (0.08)           2.00        1.41        4.85       (5.29)        (7.22)
================================================================================================================================
Less distributions:
  Dividends from net investment income                      --           (0.02)         --          --          --            --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --              --          --          --          --         (1.90)
================================================================================================================================
    Total distributions                                     --           (0.02)         --          --          --         (1.90)
================================================================================================================================
Net asset value, end of period                       $   24.59        $  24.67    $  22.69    $  21.28    $  16.43    $    21.72
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                          (0.32)%          8.79%       6.62%      29.52%     (24.35)%      (23.28)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,187,261       $822,899    $886,990    $938,820    $763,038    $1,160,236
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                   0.90%(d)        0.89%       0.91%       0.85%       0.85%         0.85%
================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  0.10%(d)        0.11%       0.09%(a)    (0.23)%    (0.27)%       (0.22)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                  66%             97%         74%         61%         67%           65%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.17)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $970,173,600.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                     SERIES II
                                                   ------------------------------------------------------------------------------
                                                                                                                  AUGUST 21, 2001
                                                   SIX MONTHS                                                       (DATE SALES
                                                     ENDED                   YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                    JUNE 30,        ------------------------------------------     DECEMBER 31,
                                                      2006            2005        2004       2003       2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  24.43        $  22.50    $  21.16    $ 16.38    $ 21.70       $  23.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.02)          (0.03)      (0.02)(a)   (0.09)(b)   (0.09)(b)       (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.10)           1.96        1.36       4.87      (5.23)          0.45
=================================================================================================================================
    Total from investment operations                   (0.12)           1.93        1.34       4.78      (5.32)          0.41
=================================================================================================================================
Less distributions from net realized gains                --              --          --         --         --          (1.90)
=================================================================================================================================
Net asset value, end of period                      $  24.31        $  24.43    $  22.50    $ 21.16    $ 16.38       $  21.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (0.49)%          8.58%       6.33%     29.18%    (24.52)%         1.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $391,976        $339,190    $136,982    $70,466    $23,893       $  3,527
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.15%(d)        1.14%       1.16%      1.10%      1.10%          1.09%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.15)%(d)      (0.14)%     (0.16)%(a)   (0.48)%   (0.52)%       (0.46)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                66%             97%         74%        61%        67%            65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.42)%, respectively.
(a)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $373,502,489.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14 -- SUBSEQUENT EVENT

The Board of Trustees of the Trust unanimously approved, on August 1, 2006, a Plan of Reorganization pursuant to which the Fund would acquire all of the assets to AIM V.I. Demographic Trends Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Selling Fund, and the Selling Fund will cease operations.

    The Plan of Reorganization requires approval of Selling Fund's shareholders. The Selling Fund currently intends to submit the Plan of Reorganization to the shareholders for their consideration at a meeting to be held on or around October 31, 2006. Additional information regarding the Plan of Reorganization will be included in proxy materials to be mailed to shareholders for consideration. If the Plan of Reorganization is approved by the shareholders of the Selling Fund and certain conditions required by the Plan of Reorganization are satisfied, the Reorganization is expected to become effective on or around November 6, 2006.

NOTE 15 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

                       AIM V.I. CAPITAL APPRECIATION FUND

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. CAPITAL APPRECIATION FUND

                                               AIM V.I. CAPITAL DEVELOPMENT FUND
                               Semiannual Report to Shareholders o June 30, 2006








 AIM V.I. CAPITAL DEVELOPMENT FUND seeks to provide long-term growth of capital.









 UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,
                                         2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. CAPITAL DEVELOPMENT FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               analysis focuses on identifying both
                                                                                          industries and companies with strong
=====================================================================================     drivers of growth.

PERFORMANCE SUMMARY                                                                          Risk management plays an important
                                             ========================================     role in portfolio construction, as our
For the six months ended June 30, 2006,                                                   target portfolio attempts to limit
and excluding variable product issuer        FUND VS. INDEXES                             volatility and downside risk. We seek to
charges, AIM V.I. Capital Development                                                     accomplish this goal by investing in
Fund outperformed the broad market, as       CUMULATIVE TOTAL RETURNS                     sectors, industries and companies with
measured by the S&P 500 Index, and the       12/31/05-6/30/06, EXCLUDING VARIABLE         attractive fundamental prospects. We
Fund's style-specific index, the Russell     PRODUCT ISSUER CHARGES.                      limit the Fund's sector exposure and
Midcap Growth Index.                         IF VARIABLE PRODUCT ISSUER CHARGES WERE      also seek to minimize stock-specific
                                             INCLUDED, RETURNS WOULD BE LOWER.            risk by building a diversified portfolio
   Solid stock selection and generally                                                    of approximately 100 holdings.
stronger performance by mid-cap stocks       Series I Shares                     8.58%
enabled the Fund to outperform the                                                           We consider selling a stock for any
large-cap oriented S&P 500 Index. Stock      Series II Shares                    8.48     of the following reasons:
selection across sectors also enabled
the Fund to outperform the Russell           Standard & Poor's Composite Index of 500     o The stock is overvalued based on our
Midcap Growth Index.                         Stocks (S&P 500 Index)                       analysis.
                                             (Broad Market Index)                2.71
   Your Fund's long-term performance                                                      o A change in fundamental metrics
appears on page 4.                           Russell Midcap Growth Index                  indicates potential problems.
                                             (Style-Specific Index)              2.56
                                                                                          o A change in market capitalization--if
                                             Lipper Mid-Cap Growth Fund Index             a stock grows and moves into the
                                             (Peer Group Index)                  4.40     large-cap range.

                                             SOURCE: LIPPER INC.                          o A better stock candidate with higher
                                             ========================================     potential return is found.

=====================================================================================     MARKET CONDITIONS AND YOUR FUND

HOW WE INVEST                                o Earnings--focus on companies               After posting strong performance during
                                             exhibiting strong growth in earnings,        the first four months of 2006, domestic
We believe a growth investment strategy      revenue and cash flows                       equities retreated over the last two
is an essential component of a                                                            months of the reporting period largely
diversified portfolio.                       o Quality--focus on companies with           due to concerns about the sustainability
                                             sustainable earnings growth; focus on        of corporate profits and fears that
   Our investment process combines           companies with management teams that         inflation might lead the U.S. Federal
quantitative and fundamental analysis to     profitably reinvest shareholder cash         Reserve Board to continue raising
uncover companies exhibiting long-term,      flow                                         interest rates. While small- and mid-cap
sustainable earnings and cash flow                                                        stocks were the hardest hit in May and
growth that is not yet reflected by the      o Valuation--focus on companies that are     June, they outperformed large-cap stocks
stock's market price.                        attractively valued given their growth       during the reporting period. Positive
                                             potential                                    performance was broad among the
   Our quantitative model ranks companies
based on factors we have found to be            Stocks that are ranked highest by our
highly correlated with outperformance in     quantitative model are the focus of our
the mid-cap growth universe, including:      fundamental research efforts. Our
                                             fundamental

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Health Care Services            4.6%       1. Precision Castparts Corp.         1.7%

Information Technology             20.3%     2. Semiconductors                  4.3        2. Alliance Data Systems Corp.       1.6

Health Care                        18.6      3. Application Software            4.2        3. CB Richard Ellis Group, Inc.-
                                                                                              Class A                           1.5
Consumer Discretionary             14.7      4. Wireless Telecommunication
                                                Services                        3.5        4. Qwest Communications
Industrials                        12.3                                                       International Inc.                1.4
                                             5. Managed Health Care             3.2
Energy                             10.8                                                    5. AmeriCredit Corp.                 1.4
                                             TOTAL NET ASSETS        $226.8 MILLION
Financials                          9.4      TOTAL NUMBER OF HOLDINGS*          115        6. Charles Schwab Corp. (The)        1.4

Telecommunication Services          4.9                                                    7. WESCO International, Inc.         1.3

Materials                           2.6                                                    8. C.H. Robinson Worldwide, Inc.     1.3

Consumer Staples                    2.3                                                    9. Corrections Corp. of America      1.3

Money Market Funds                                                                        10. Leap Wireless International, Inc. 1.3
Plus Other Assets Less Liabilities  4.1


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM V.I. CAPITAL DEVELOPMENT FUND

Russell Midcap Growth Index's economic       weaker performance in other industries       IN CLOSING
sectors, with telecommunication              such as communications equipment. One of
services, materials, industrials and         the largest contributions to Fund            Although we are pleased to have provided
consumer staples recording solid             performance came from IT services            positive returns for our investors for
returns.                                     holding ALLIANCE DATA SYSTEMS, a             the reporting period, we are always
                                             provider of services to private-label        striving to improve performance and help
   The Fund benefited from positive          credit card companies, which rose after      you meet your financial goals. We remain
absolute performance during the              reporting earnings above analysts'           committed to our investment process of
reporting period, with the highest           expectations due to securing a number of     focusing on the attractively priced
contributions coming from the                new contracts.                               stocks of mid-cap companies with growing
industrials, energy, consumer staples                                                     cash flow and earnings.
and telecommunication services sectors.         Two holdings in the consumer staples
On a relative basis, the Fund                sector made a significant contribution          We thank you for your commitment to
outperformed the Russell Midcap Growth       to Fund performance--HANSEN NATURAL and      AIM V.I. Capital Development Fund.
Index by the widest margin in the            ARCHER-DANIELS-MIDLAND. Hansen Natural,
consumer discretionary, energy,              a maker of alternative sodas, juices and     THE VIEWS AND OPINIONS EXPRESSED IN
information technology and consumer          teas, including the popular Monster          MANAGEMENT'S DISCUSSION OF FUND
staples sectors.                             energy drink, saw its stock rise more        PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             than 100% during the reporting period        INC. THESE VIEWS AND OPINIONS ARE
   The Fund benefited from strong stock      due to strong revenue and earnings           SUBJECT TO CHANGE AT ANY TIME BASED ON
selection and an underweight position in     growth. Archer-Daniels-Midland is one of     FACTORS SUCH AS MARKET AND ECONOMIC
the consumer discretionary sector. Many      the world's largest processors of corn,      CONDITIONS. THESE VIEWS AND OPINIONS MAY
consumer-related stocks struggled during     wheat and oilseeds, and is also one of       NOT BE RELIED UPON AS INVESTMENT ADVICE
the reporting period due to concerns         the largest producers of ethanol.            OR RECOMMENDATIONS, OR AS AN OFFER FOR A
that higher interest rates would crimp                                                    PARTICULAR SECURITY. THE INFORMATION IS
consumer spending and slow the economy.         The Fund underperformed relative to       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
Despite these concerns, we were able to      the Russell Midcap Growth Index in the       OF ANY MARKET, COUNTRY, INDUSTRY,
find some stocks that held up, including     utilities sector because its one holding     SECURITY OR THE FUND. STATEMENTS OF FACT
HILTON HOTELS and STARWOOD HOTELS. These     in that sector, natural gas utility          ARE FROM SOURCES CONSIDERED RELIABLE,
hotel operators have benefited from          company QUESTAR, faltered when natural       BUT A I M ADVISORS, INC. MAKES NO
improving industry business fundamentals     gas prices fell during the first quarter     REPRESENTATION OR WARRANTY AS TO THEIR
such as stronger pricing power and           of 2006 as a result of warmer than           COMPLETENESS OR ACCURACY. ALTHOUGH
rising occupancy levels. Shares of           expected temperatures in much of the         HISTORICAL PERFORMANCE IS NO GUARANTEE
office products retailer OFFICE DEPOT        U.S. We sold the stock before the close      OF FUTURE RESULTS, THESE INSIGHTS MAY
rose after the company reported better       of the reporting period. The Fund also       HELP YOU UNDERSTAND OUR INVESTMENT
than expected earnings results due to        underperformed in the financials and         MANAGEMENT PHILOSOPHY.
improving profit margins and strong          materials sectors by a narrow margin,
sales growth.                                largely due to stock selection and                       PAUL J. RASPLICKA,
                                             underweight positions.                       [RASPLICKA  Chartered Financial Analyst,
   The energy sector experienced wide                                                       PHOTO]    senior portfolio manager, is
swings but finished with gains for the          Other significant detractors from                     lead manager of AIM V.I.
reporting period. In this volatile           Fund performance during the reporting                    Capital Development Fund.
environment, the Fund benefited from         period included BUSINESS OBJECTS SA, ADC     Mr. Rasplicka began his investment
strong stock selection and an overweight     TELECOMMUNICATIONS, SMURFIT-STONE            career in 1982. A native of Denver, Mr.
position. The top contributor to Fund        CONTAINER, TIBCO SOFTWARE and CV             Rasplicka is a magna cum laude graduate
performance during the reporting period      THERAPEUTICS. While we subsequently sold     of the University of Colorado at Boulder
was AVENTINE RENEWABLE ENERGY HOLDINGS,      Business Objects SA, ADC                     with a B.S. in business administration.
one of the leading producers and             Telecommunications and CV Therapeutics       He earned an M.B.A. from the University
marketers of ethanol, a grain alcohol        due to deteriorating fundamentals, we        of Chicago. He is also a Chartered
mainly used as a fuel additive in            continued to own the other two stocks.       Investment Counselor.
gasoline to reduce vehicle emissions and
enhance engine performance. Aventine's          Overall positioning of the Fund was       Assisted by the Mid Cap Growth/GARP Team
stock price was up close to 200% during      little changed during the period.
the period due to strong demand and          Exposure was added to the health care
rising prices for ethanol. Ethanol was       sector and reduced in the consumer                     [RIGHT ARROW GRAPHIC]
in strong demand after many refiners         discretionary and IT sectors. All
phased out the use of MTBE, a gasoline       changes to the Fund were based on our        FOR A DISCUSSION OF THE RISKS OF
additive, due to legal concerns.             bottom-up stock selection process of         INVESTING IN YOUR FUND, INDEXES USED IN
                                             identifying what we consider to be high      THIS REPORT AND YOUR FUND'S LONG-TERM
   The Fund also benefited from solid        quality growth companies trading at what     PERFORMANCE, PLEASE TURN TO PAGE 4.
stock selection in the information           we believe are attractive valuations.
technology (IT) sector, where the
performance of several holdings in the
computers and peripherals, IT services
and semiconductor areas offset

AIM V.I. CAPITAL DEVELOPMENT FUND



YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS                 PRIMARILY DUE TO DIFFERENT CLASS             THE FUND AND ARE NOT INTENDED TO REFLECT
As of 6/30/06                                EXPENSES.                                    ACTUAL VARIABLE PRODUCT VALUES. THEY DO
                                                                                          NOT REFLECT SALES CHARGES, EXPENSES AND
SERIES I SHARES                                 THE PERFORMANCE DATA QUOTED REPRESENT     FEES ASSESSED IN CONNECTION WITH A
Inception (5/1/98)                  7.13%    PAST PERFORMANCE AND CANNOT GUARANTEE        VARIABLE PRODUCT. SALES CHARGES,
 5 Years                            6.35     COMPARABLE FUTURE RESULTS; CURRENT           EXPENSES AND FEES, WHICH ARE DETERMINED
 1 Year                            18.12     PERFORMANCE MAY BE LOWER OR HIGHER.          BY THE VARIABLE PRODUCT ISSUERS, WILL
                                             PLEASE CONTACT YOUR VARIABLE PRODUCT         VARY AND WILL LOWER THE TOTAL RETURN.
SERIES II SHARES                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST
Inception                           6.87%    RECENT MONTH-END VARIABLE PRODUCT               PER NASD REQUIREMENTS, THE MOST
 5 Years                            6.10     PERFORMANCE. PERFORMANCE FIGURES REFLECT     RECENT MONTH-END PERFORMANCE DATA AT THE
 1 Year                            17.80     FUND EXPENSES, REINVESTED DISTRIBUTIONS      FUND LEVEL, EXCLUDING VARIABLE PRODUCT
                                             AND CHANGES IN NET ASSET VALUE.              CHARGES, IS AVAILABLE ON THIS AIM
========================================     INVESTMENT RETURN AND PRINCIPAL VALUE        AUTOMATED INFORMATION LINE,
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A        866-702-4402. AS MENTIONED ABOVE, FOR
SERIES II SHARE'S INCEPTION DATE IS          GAIN OR LOSS WHEN YOU SELL SHARES.           THE MOST RECENT MONTH-END PERFORMANCE
AUGUST 21, 2001. RETURNS SINCE THAT DATE                                                  INCLUDING VARIABLE PRODUCT CHARGES,
ARE HISTORICAL. ALL OTHER RETURNS ARE           AIM V.I. CAPITAL DEVELOPMENT FUND, A      PLEASE CONTACT YOUR VARIABLE PRODUCT
THE BLENDED RETURNS OF THE HISTORICAL        SERIES PORTFOLIO OF AIM VARIABLE             ISSUER OR FINANCIAL ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE        INSURANCE FUNDS, IS CURRENTLY OFFERED
THEIR INCEPTION AND THE RESTATED             THROUGH INSURANCE COMPANIES ISSUING
HISTORICAL PERFORMANCE OF SERIES I           VARIABLE PRODUCTS. YOU CANNOT PURCHASE
SHARES (FOR PERIODS PRIOR TO INCEPTION       SHARES OF THE FUND DIRECTLY. PERFORMANCE
OF SERIES II SHARES) ADJUSTED TO REFLECT     FIGURES GIVEN REPRESENT
THE RULE 12b-1 FEES APPLICABLE TO SERIES
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS MAY 1, 1998.

   THE PERFORMANCE OF THE FUND'S SERIES
I AND SERIES II SHARE CLASSES WILL
DIFFER


PRINCIPAL RISKS OF INVESTING IN THE FUND     set of the Russell Midcap Index, which       OTHER INFORMATION
                                             represents the performance of the stocks
Investing in smaller companies involves      of domestic mid-capitalization               The returns shown in management's
greater risk than investing in more          companies; the Growth subset measures        discussion of Fund performance are based
established companies, such as business      the performance of Russell Midcap            on net asset values calculated for
risk, significant stock price                companies with higher price/book ratios      shareholder transactions. Generally
fluctuations and illiquidity.                and higher forecasted growth values.         accepted accounting principles require
                                                                                          adjustments to be made to the net assets
   The Fund may invest up to 25% of its         The unmanaged LIPPER MID-CAP GROWTH       of the Fund at period end for financial
assets in the securities of non-U.S.         FUND INDEX represents an average of the      reporting purposes, and as such, the net
issuers. International investing             performance of the 30 largest                asset values for shareholder
presents risks not associated with           mid-capitalization growth funds tracked      transactions and the returns based on
investing solely in the United States.       by Lipper Inc., an independent mutual        those net asset values may differ from
These include risks relating to the          fund performance monitor.                    the net asset values and returns
fluctuation in the value of the U.S.                                                      reported in the Financial Highlights.
dollar relative to the values of the            The Fund is not managed to track the      Additionally, the returns and net asset
currencies, the custody arrangements         performance of any particular index,         values shown throughout this report are
made for the Fund's foreign holdings,        including the indexes defined here, and      at the Fund level only and do not
differences in accounting, political         consequently, the performance of the         include variable product issuer charges.
risks and the lesser degree of public        Fund may deviate significantly from the      If such charges were included, the total
information required to be provided by       performance of the indexes.                  returns would be lower.
non-U.S. companies.
                                                A direct investment cannot be made in        Industry classifications used in this
                                             an index. Unless otherwise indicated,        report are generally according to the
ABOUT INDEXES USED IN THIS REPORT            index results include reinvested             Global Industry Classification Standard,
                                             dividends, and they do not reflect sales     which was developed by and is the
The unmanaged STANDARD & POOR'S              charges. Performance of an index of          exclusive property and a service mark of
COMPOSITE INDEX OF 500 STOCKS (the S&P       funds reflects fund expenses;                Morgan Stanley Capital International
500--Registered Trademark-- Index) is        performance of a market index does not.      Inc. and Standard & Poor's.
an index of common stocks frequently
used as a general measure of U.S. stock
market performance.

   The unmanaged RUSSELL
MIDCAP--Registered Trademark-- GROWTH
INDEX is a sub-

AIM V.I. CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information         cumulative total returns at net asset
ongoing costs, including management          about actual account values and actual       value after expenses for the six months
fees; distribution and/or service fees       expenses. You may use the information in     ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This       this table, together with the amount you     "Fund vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide         THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to     your account value by $1,000 (for            EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs       example, an $8,600 account value divided     ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of         result by the number in the table under      MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period        Paid During Period" to estimate the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.      expenses you paid on your account during     5% HYPOTHETICAL EXAMPLE WITH THE 5%
                                             this period.                                 HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
   The actual and hypothetical expenses                                                   SHAREHOLDER REPORTS OF THE OTHER FUNDS.
in the examples below do not represent
the effect of any fees or other expenses     HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
assessed in connection with a variable       PURPOSES                                     in the table are meant to highlight your
product; if they did, the expenses shown                                                  ongoing costs. Therefore, the
would be higher while the ending account     The table below also provides                hypothetical information is useful in
values shown would be lower.                 information about hypothetical account       comparing ongoing costs only, and will
                                             values and hypothetical expenses based       not help you determine the relative
                                             on the Fund's actual expense ratio and       total costs of owning different funds.
                                             an assumed rate of return of 5% per

====================================================================================================================================
                                                   ACTUAL                           HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING       EXPENSE
 CLASS             (1/1/06)          (6/30/06)(1)            PERIOD(2)      (6/30/06)           PERIOD(2)         RATIO
Series I          $1,000.00           $1,085.80               $5.64         $1,019.39            $5.46             1.09%
Series II          1,000.00            1,084.80                6.93          1,018.15             6.71             1.34

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. CAPITAL DEVELOPMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        o The nature and extent of the advisory      for the Fund, the Board concluded that
Insurance Funds (the "Board") oversees       services to be provided by AIM. The          no changes should be made to the Fund
the management of AIM V.I. Capital           Board reviewed the services to be            and that it was not necessary to change
Development Fund (the "Fund") and, as        provided by AIM under the Advisory           the Fund's portfolio management team at
required by law, determines annually         Agreement. Based on such review, the         this time. Although the independent
whether to approve the continuance of        Board concluded that the range of            written evaluation of the Fund's Senior
the Fund's advisory agreement with A I M     services to be provided by AIM under the     Officer (discussed below) only
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and       considered Fund performance through the
recommendation of the Investments            that AIM currently is providing services     most recent calendar year, the Board
Committee of the Board, at a meeting         in accordance with the terms of the          also reviewed more recent Fund
held on June 27, 2006, the Board,            Advisory Agreement.                          performance, which did not change their
including all of the independent                                                          conclusions.
trustees, approved the continuance of        o The quality of services to be provided
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               o Meetings with the Fund's portfolio
Agreement") between the Fund and AIM for     credentials and experience of the            managers and investment personnel. With
another year, effective July 1, 2006.        officers and employees of AIM who will       respect to the Fund, the Board is
                                             provide investment advisory services to      meeting periodically with such Fund's
   The Board considered the factors          the Fund. In reviewing the                   portfolio managers and/or other
discussed below in evaluating the            qualifications of AIM to provide             investment personnel and believes that
fairness and reasonableness of the           investment advisory services, the Board      such individuals are competent and able
Advisory Agreement at the meeting on         considered such issues as AIM's              to continue to carry out their
June 27, 2006 and as part of the Board's     portfolio and product review process,        responsibilities under the Advisory
ongoing oversight of the Fund. In their      various back office support functions        Agreement.
deliberations, the Board and the             provided by AIM and AIM's equity and
independent trustees did not identify        fixed income trading operations. Based       o Overall performance of AIM. The Board
any particular factor that was               on the review of these and other             considered the overall performance of
controlling, and each trustee attributed     factors, the Board concluded that the        AIM in providing investment advisory and
different weights to the various             quality of services to be provided by        portfolio administrative services to the
factors.                                     AIM was appropriate and that AIM             Fund and concluded that such performance
                                             currently is providing satisfactory          was satisfactory.
   One responsibility of the independent     services in accordance with the terms of
Senior Officer of the Fund is to manage      the Advisory Agreement.                      o Fees relative to those of clients of
the process by which the Fund's proposed                                                  AIM with comparable investment
management fees are negotiated to ensure     o The performance of the Fund relative       strategies. The Board reviewed the
that they are negotiated in a manner         to comparable funds. The Board reviewed      effective advisory fee rate (before
which is at arms' length and reasonable.     the performance of the Fund during the       waivers) for the Fund under the Advisory
To that end, the Senior Officer must         past one, three and five calendar years      Agreement. The Board noted that this
either supervise a competitive bidding       against the performance of funds advised     rate was (i) above the effective
process or prepare an independent            by other advisors with investment            advisory fee rates (before waivers) for
written evaluation. The Senior Officer       strategies comparable to those of the        two mutual funds advised by AIM with
has recommended an independent written       Fund. The Board noted that the Fund's        investment strategies comparable to
evaluation in lieu of a competitive          performance was below the median             those of the Fund; (ii) the same as the
bidding process and, upon the direction      performance of such comparable funds for     effective advisory fee rate (before
of the Board, has prepared such an           the one year period and above such           waivers) for a variable insurance fund
independent written evaluation. Such         median performance for the three and         advised by AIM and offered to insurance
written evaluation also considered           five year periods. Based on this review      company separate accounts with
certain of the factors discussed below.      and after taking account of all of the       investment strategies comparable to
In addition, as discussed below, the         other factors that the Board considered      those of the Fund; (iii) above the
Senior Officer made a recommendation to      in determining whether to continue the       effective sub-advisory fee rate for one
the Board in connection with such            Advisory Agreement for the Fund, the         offshore fund advised and sub-advised by
written evaluation.                          Board concluded that no changes should       AIM affiliates with investment
                                             be made to the Fund and that it was not      strategies comparable to those of the
   The discussion below serves as a          necessary to change the Fund's portfolio     Fund, although the total advisory fees
summary of the Senior Officer's              management team at this time. Although       for such offshore fund were above those
independent written evaluation and           the independent written evaluation of        for the Fund; and (iv) above the
recommendation to the Board in               the Fund's Senior Officer (discussed         effective sub-advisory fee rates for two
connection therewith, as well as a           below) only considered Fund performance      variable insurance funds sub-advised by
discussion of the material factors and       through the most recent calendar year,       an AIM affiliate and offered to
the conclusions with respect thereto         the Board also reviewed more recent Fund     insurance company separate accounts with
that formed the basis for the Board's        performance, which did not change their      investment strategies comparable to
approval of the Advisory Agreement.          conclusions.                                 those of the Fund, although the total
After consideration of all of the                                                         advisory fees for such variable
factors below and based on its informed      o The performance of the Fund relative       insurance funds were the same as or
business judgment, the Board determined      to indices. The Board reviewed the           above those for the Fund. The Board
that the Advisory Agreement is in the        performance of the Fund during the past      noted that AIM has agreed to waive
best interests of the Fund and its           one, three and five calendar years           advisory fees of the Fund and to limit
shareholders and that the compensation       against the performance of the Lipper        the Fund's total operating expenses, as
to AIM under the Advisory Agreement is       Variable Underlying Fund Mid-Cap Growth      discussed below. Based on this review,
fair and reasonable and would have been      Index. The Board noted that the Fund's       the Board concluded that the advisory
obtained through arm's length                performance was comparable to the            fee rate for the Fund under the Advisory
negotiations.                                performance of such Index for the one        Agreement was fair and reasonable.
                                             and three year periods and above such
   Unless otherwise stated, information      Index for the five year period. Based on     o Fees relative to those of comparable
presented below is as of June 27, 2006       this review and after taking account of      funds with other advisors. The Board
and does not reflect any changes that        all of the other factors that the Board      reviewed the advisory fee rate for the
may have occurred since June 27, 2006,       considered in determining whether to         Fund under the Advisory Agreement. The
including but not limited to changes to      continue the Advisory Agreement              Board compared effective contractual
the Fund's performance, advisory fees,                                                    advisory fee rates at a common asset
expense limitations and/or fee waivers.                                                   level at the end of the past calendar



                                                                     (continued)

AIM V.I. CAPITAL DEVELOPMENT FUND


year and noted that the Fund's rate was      the Fund may be invested in money market     Advisory Agreement was not excessive.
comparable to the median rate of the         funds advised by AIM pursuant to the
funds advised by other advisors with         terms of an SEC exemptive order. The         o Benefits of soft dollars to AIM. The
investment strategies comparable to          Board found that the Fund may realize        Board considered the benefits realized
those of the Fund that the Board             certain benefits upon investing cash         by AIM as a result of brokerage
reviewed. The Board noted that AIM has       balances in AIM advised money market         transactions executed through "soft
agreed to waive advisory fees of the         funds, including a higher net return,        dollar" arrangements. Under these
Fund and to limit the Fund's total           increased liquidity, increased               arrangements, brokerage commissions paid
operating expenses, as discussed below.      diversification or decreased transaction     by the Fund and/or other funds advised
Based on this review, the Board              costs. The Board also found that the         by AIM are used to pay for research and
concluded that the advisory fee rate for     Fund will not receive reduced services       execution services. This research may be
the Fund under the Advisory Agreement        if it invests its cash balances in such      used by AIM in making investment
was fair and reasonable.                     money market funds. The Board noted          decisions for the Fund. The Board
                                             that, to the extent the Fund invests         concluded that such arrangements were
o Expense limitations and fee waivers.       uninvested cash in affiliated money          appropriate.
The Board noted that AIM has                 market funds, AIM has voluntarily agreed
contractually agreed to waive advisory       to waive a portion of the advisory fees      o AIM's financial soundness in light of
fees of the Fund through April 30, 2008      it receives from the Fund attributable       the Fund's needs. The Board considered
to the extent necessary so that the          to such investment. The Board further        whether AIM is financially sound and has
advisory fees payable by the Fund do not     determined that the proposed securities      the resources necessary to perform its
exceed a specified maximum advisory fee      lending program and related procedures       obligations under the Advisory
rate, which maximum rate includes            with respect to the lending Fund is in       Agreement, and concluded that AIM has
breakpoints and is based on net asset        the best interests of the lending Fund       the financial resources necessary to
levels. The Board considered the             and its respective shareholders. The         fulfill its obligations under the
contractual nature of this fee waiver        Board therefore concluded that the           Advisory Agreement.
and noted that it remains in effect          investment of cash collateral received
until April 30, 2008. The Board noted        in connection with the securities            o Historical relationship between the
that AIM has contractually agreed to         lending program in the money market          Fund and AIM. In determining whether to
waive fees and/or limit expenses of the      funds according to the procedures is in      continue the Advisory Agreement for the
Fund through April 30, 2008 in an amount     the best interests of the lending Fund       Fund, the Board also considered the
necessary to limit total annual              and its respective shareholders.             prior relationship between AIM and the
operating expenses to a specified                                                         Fund, as well as the Board's knowledge
percentage of average daily net assets       o Independent written evaluation and         of AIM's operations, and concluded that
for each class of the Fund. The Board        recommendations of the Fund's Senior         it was beneficial to maintain the
considered the contractual nature of         Officer. The Board noted that, upon          current relationship, in part, because
this fee waiver/expense limitation and       their direction, the Senior Officer of       of such knowledge. The Board also
noted that it remains in effect through      the Fund, who is independent of AIM and      reviewed the general nature of the
April 30, 2008. The Board considered the     AIM's affiliates, had prepared an            non-investment advisory services
effect these fee waivers/expense             independent written evaluation in order      currently performed by AIM and its
limitations would have on the Fund's         to assist the Board in determining the       affiliates, such as administrative,
estimated expenses and concluded that        reasonableness of the proposed               transfer agency and distribution
the levels of fee waivers/expense            management fees of the AIM Funds,            services, and the fees received by AIM
limitations for the Fund were fair and       including the Fund. The Board noted that     and its affiliates for performing such
reasonable.                                  the Senior Officer's written evaluation      services. In addition to reviewing such
                                             had been relied upon by the Board in         services, the trustees also considered
o Breakpoints and economies of scale.        this regard in lieu of a competitive         the organizational structure employed by
The Board reviewed the structure of the      bidding process. In determining whether      AIM and its affiliates to provide those
Fund's advisory fee under the Advisory       to continue the Advisory Agreement for       services. Based on the review of these
Agreement, noting that it includes one       the Fund, the Board considered the           and other factors, the Board concluded
breakpoint. The Board reviewed the level     Senior Officer's written evaluation and      that AIM and its affiliates were
of the Fund's advisory fees, and noted       the recommendation made by the Senior        qualified to continue to provide
that such fees, as a percentage of the       Officer to the Board that the Board          non-investment advisory services to the
Fund's net assets, would decrease as net     consider whether the advisory fee            Fund, including administrative, transfer
assets increase because the Advisory         waivers for certain equity AIM Funds,        agency and distribution services, and
Agreement includes a breakpoint. The         including the Fund, should be                that AIM and its affiliates currently
Board noted that, due to the Fund's          simplified. The Board concluded that it      are providing satisfactory
asset levels at the end of the past          would be advisable to consider this          non-investment advisory services.
calendar year and the way in which the       issue and reach a decision prior to the
advisory fee breakpoint has been             expiration date of such advisory fee         o Other factors and current trends. The
structured, the Fund has yet to benefit      waivers.                                     Board considered the steps that AIM and
from the breakpoint. The Board noted                                                      its affiliates have taken over the last
that AIM has contractually agreed to         o Profitability of AIM and its               several years, and continue to take, in
waive advisory fees of the Fund through      affiliates. The Board reviewed               order to improve the quality and
April 30, 2008 to the extent necessary       information concerning the profitability     efficiency of the services they provide
so that the advisory fees payable by the     of AIM's (and its affiliates')               to the Funds in the areas of investment
Fund do not exceed a specified maximum       investment advisory and other activities     performance, product line
advisory fee rate, which maximum rate        and its financial condition. The Board       diversification, distribution, fund
includes breakpoints and is based on net     considered the overall profitability of      operations, shareholder services and
asset levels. The Board concluded that       AIM, as well as the profitability of AIM     compliance. The Board concluded that
the Fund's fee levels under the Advisory     in connection with managing the Fund.        these steps taken by AIM have improved,
Agreement therefore would reflect            The Board noted that AIM's operations        and are likely to continue to improve,
economies of scale at higher asset           remain profitable, although increased        the quality and efficiency of the
levels and that it was not necessary to      expenses in recent years have reduced        services AIM and its affiliates provide
change the advisory fee breakpoints in       AIM's profitability. Based on the review     to the Fund in each of these areas, and
the Fund's advisory fee schedule.            of the profitability of AIM's and its        support the Board's approval of the
                                             affiliates' investment advisory and          continuance of the Advisory Agreement
o Investments in affiliated money market     other activities and its financial           for the Fund.
funds. The Board also took into account      condition, the Board concluded that the
the fact that uninvested cash and cash       compensation to be paid by the Fund to
collateral from securities lending           AIM under its
arrangements, if any (collectively,
"cash balances") of

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.80%

ADVERTISING-0.93%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                         101,051   $  2,118,029
=====================================================================

AEROSPACE & DEFENSE-2.16%

L-3 Communications Holdings, Inc.              15,190       1,145,630
---------------------------------------------------------------------
Precision Castparts Corp.                      62,710       3,747,549
=====================================================================
                                                            4,893,179
=====================================================================

AGRICULTURAL PRODUCTS-0.78%

Archer-Daniels-Midland Co.                     42,719       1,763,440
=====================================================================

AIR FREIGHT & LOGISTICS-1.30%

Robinson (C.H.) Worldwide, Inc.                55,200       2,942,160
=====================================================================

APPAREL RETAIL-1.60%

AnnTaylor Stores Corp.(a)                      60,625       2,629,913
---------------------------------------------------------------------
DSW Inc.-Class A(a)                            27,539       1,002,970
=====================================================================
                                                            3,632,883
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.61%

Coach, Inc.(a)                                 27,300         816,270
---------------------------------------------------------------------
Polo Ralph Lauren Corp.                        51,645       2,835,310
=====================================================================
                                                            3,651,580
=====================================================================

APPLICATION SOFTWARE-4.22%

Amdocs Ltd.(a)                                 77,771       2,846,419
---------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                123,301      2,114,612
---------------------------------------------------------------------
Citrix Systems, Inc.(a)                        59,589       2,391,903
---------------------------------------------------------------------
TIBCO Software Inc.(a)                         313,429      2,209,674
=====================================================================
                                                            9,562,608
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.45%

Legg Mason, Inc.                               10,324       1,027,444
=====================================================================

BIOTECHNOLOGY-1.91%

Celgene Corp.(a)(b)                            42,000       1,992,060
---------------------------------------------------------------------
Genzyme Corp.(a)                               38,360       2,341,878
=====================================================================
                                                            4,333,938
=====================================================================

BROADCASTING & CABLE TV-0.49%

Univision Communications Inc.-Class A(a)       33,075       1,108,013
=====================================================================

CASINOS & GAMING-2.08%

Harrah's Entertainment, Inc.                   30,561       2,175,332
---------------------------------------------------------------------
Scientific Games Corp.-Class A(a)              71,228       2,537,141
=====================================================================
                                                            4,712,473
=====================================================================

COAL & CONSUMABLE FUELS-1.79%

Aventine Renewable Energy Holdings,
  Inc.(a)(c)(d)                                73,937       2,588,535
---------------------------------------------------------------------
CONSOL Energy Inc.                             31,506       1,471,960
=====================================================================
                                                            4,060,495
=====================================================================

                                               SHARES       VALUE
---------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-1.99%

Harris Corp.                                   55,594    $  2,307,707
---------------------------------------------------------------------
Tellabs, Inc.(a)                               166,146      2,211,403
=====================================================================
                                                            4,519,110
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.11%

Network Appliance, Inc.(a)                     71,064       2,508,559
=====================================================================

CONSTRUCTION & ENGINEERING-1.54%

Foster Wheeler Ltd.(a)                         29,664       1,281,485
---------------------------------------------------------------------
Washington Group International, Inc.(a)        41,629       2,220,491
=====================================================================
                                                            3,501,976
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.07%

Joy Global Inc.                                46,796       2,437,604
=====================================================================

CONSUMER ELECTRONICS-0.87%

Harman International Industries, Inc.          23,059       1,968,547
=====================================================================

CONSUMER FINANCE-1.39%

AmeriCredit Corp.(a)                           112,606      3,143,960
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.59%

Alliance Data Systems Corp.(a)                 63,210       3,718,012
---------------------------------------------------------------------
Fidelity National Information Services, Inc.   60,700       2,148,780
=====================================================================
                                                            5,866,792
=====================================================================

DEPARTMENT STORES-1.02%

Nordstrom, Inc.                                63,318       2,311,107
=====================================================================

DIVERSIFIED CHEMICALS-0.79%

Ashland Inc.                                   26,786       1,786,626
=====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.52%

Corrections Corp. of America(a)                54,800       2,901,112
---------------------------------------------------------------------
IHS Inc.- Class A(a)                           95,289       2,823,413
=====================================================================
                                                            5,724,525
=====================================================================

DRUG RETAIL-0.95%

Shoppers Drug Mart Corp. (Canada)              59,600       2,164,458
=====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.14%

Cooper Industries, Ltd.-Class A                27,700       2,573,884
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.08%

Amphenol Corp.-Class A                         43,944       2,459,106
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.72%

Molex Inc.                                     28,993         973,295
---------------------------------------------------------------------
Molex Inc.-Class A                             22,780         654,469
=====================================================================
                                                            1,627,764
=====================================================================


                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                               SHARES       VALUE
---------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-0.96%

Schein (Henry), Inc.(a)                        46,643    $  2,179,627
=====================================================================


HEALTH CARE EQUIPMENT-0.86%

Hologic, Inc.(a)                               30,000       1,480,800
---------------------------------------------------------------------
Mentor Corp.                                   10,770         468,495
=====================================================================
                                                            1,949,295
=====================================================================


HEALTH CARE FACILITIES-0.99%

Psychiatric Solutions, Inc.(a)                 78,191       2,240,954
=====================================================================


HEALTH CARE SERVICES-4.55%

DaVita, Inc.(a)                                46,500       2,311,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                       32,300       2,317,202
---------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                21,000       1,202,880
---------------------------------------------------------------------
Omnicare, Inc.                                 48,000       2,276,160
---------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)               49,000       2,219,700
=====================================================================
                                                           10,326,992
=====================================================================


HEALTH CARE TECHNOLOGY-0.96%

Cerner Corp.(a)(e)                             58,961       2,188,043
=====================================================================


HOTELS, RESORTS & CRUISE LINES-2.21%

Hilton Hotels Corp.                            87,700       2,480,156
---------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.      41,974       2,532,711
=====================================================================
                                                            5,012,867
=====================================================================


HOUSEWARES & SPECIALTIES-1.09%

Jarden Corp.(a)                                81,389       2,478,295
=====================================================================


INDUSTRIAL CONGLOMERATES-0.42%

Walter Industries, Inc.(e)                     16,661         960,507
=====================================================================


INDUSTRIAL MACHINERY-0.49%

Mueller Water Products, Inc.-Class A(a)        63,227       1,100,782
=====================================================================


INSURANCE BROKERS-1.05%

National Financial Partners Corp.              53,808       2,384,232
=====================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.44%

Qwest Communications International Inc.(a)     402,394      3,255,367
=====================================================================


INVESTMENT BANKING & BROKERAGE-1.35%

Schwab (Charles) Corp. (The)                   191,550      3,060,969
=====================================================================


INVESTMENT COMPANIES -- EXCHANGE TRADED
  FUNDS-1.00%

iShares Nasdaq Biotechnology Index Fund(a)(e)  31,128       2,263,006
=====================================================================


IT CONSULTING & OTHER SERVICES-1.15%

Cognizant Technology Solutions Corp.-Class
  A(a)                                         38,778       2,612,474
=====================================================================


LIFE SCIENCES TOOLS & SERVICES-1.03%

PerkinElmer, Inc.                              111,646      2,333,401
=====================================================================


MANAGED HEALTH CARE-3.18%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $2,162,718)(a)(f)                            157,251      2,516,016
---------------------------------------------------------------------
Coventry Health Care, Inc.(a)                  42,800       2,351,432
---------------------------------------------------------------------
Humana Inc.(a)                                 43,800    $  2,352,060
=====================================================================
                                                            7,219,508
=====================================================================

                                               SHARES       VALUE
---------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-0.35%

Knoll, Inc.                                    42,693         783,843
=====================================================================


OIL & GAS DRILLING-1.83%

ENSCO International Inc.                       36,400       1,675,128
---------------------------------------------------------------------
GlobalSantaFe Corp.                            21,000       1,212,750
---------------------------------------------------------------------
Todco-Class A                                  31,000       1,266,350
=====================================================================
                                                            4,154,228
=====================================================================


OIL & GAS EQUIPMENT & SERVICES-2.56%

Grant Prideco, Inc.(a)                         43,000       1,924,250
---------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                 34,000       2,152,880
---------------------------------------------------------------------
Weatherford International Ltd.(a)              35,000       1,736,700
=====================================================================
                                                            5,813,830
=====================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.08%

Rosetta Resources, Inc.(a)(c)                  116,100      1,929,582
---------------------------------------------------------------------
Southwestern Energy Co.(a)                     76,000       2,368,160
---------------------------------------------------------------------
VeraSun Energy Corp.(a)                        16,299         427,686
=====================================================================
                                                            4,725,428
=====================================================================


OIL & GAS REFINING & MARKETING-1.55%

Frontier Oil Corp.                             38,000       1,231,200
---------------------------------------------------------------------
Tesoro Corp.                                   30,600       2,275,416
=====================================================================
                                                            3,506,616
=====================================================================


OIL & GAS STORAGE & TRANSPORTATION-0.95%

Williams Cos., Inc. (The)                      92,500       2,160,800
=====================================================================


PAPER PACKAGING-0.74%

Smurfit-Stone Container Corp.(a)               153,639      1,680,811
=====================================================================


PHARMACEUTICALS-3.06%

Adams Respiratory Therapeutics, Inc.(a)        36,185       1,614,575
---------------------------------------------------------------------
Allergan, Inc.                                 10,700       1,147,682
---------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                   25,000       1,192,250
---------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)          23,000         758,540
---------------------------------------------------------------------
Forest Laboratories, Inc.(a)                   57,400       2,220,806
=====================================================================
                                                            6,933,853
=====================================================================


PUBLISHING-0.50%

R.H. Donnelley Corp.(a)                        21,025       1,136,822
=====================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-1.51%

CB Richard Ellis Group, Inc.-Class A(a)        137,400      3,421,260
=====================================================================


REGIONAL BANKS-2.12%

Centennial Bank Holdings Inc.(a)(c)            129,400      1,337,996
---------------------------------------------------------------------
Commerce Bancorp, Inc.(e)                      63,019       2,247,888
---------------------------------------------------------------------
Signature Bank(a)                              37,800       1,223,964
=====================================================================
                                                            4,809,848
=====================================================================

RESTAURANTS-1.28%

Burger King Holdings Inc.(a)                   119,666   $  1,884,739
---------------------------------------------------------------------
Ruby Tuesday, Inc.                             41,956       1,024,146
=====================================================================
                                                            2,908,885
=====================================================================


                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                               SHARES       VALUE
---------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-2.03%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                             112,262   $  2,269,938
---------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)             62,414       2,340,525
=====================================================================
                                                            4,610,463
=====================================================================


SEMICONDUCTORS-4.34%

Analog Devices, Inc.                           32,483       1,044,004
---------------------------------------------------------------------
Integrated Device Technology, Inc.(a)          156,622      2,220,900
---------------------------------------------------------------------
Microchip Technology Inc.                      22,023         738,872
---------------------------------------------------------------------
Microsemi Corp.(a)                             94,104       2,294,255
---------------------------------------------------------------------
National Semiconductor Corp.                   92,285       2,200,997
---------------------------------------------------------------------
OmniVision Technologies, Inc.(a)               20,806         439,423
---------------------------------------------------------------------
Spansion Inc.-Class A(a)(e)                    56,881         906,683
=====================================================================
                                                            9,845,134
=====================================================================


SOFT DRINKS-0.56%

Hansen Natural Corp.(a)(e)                      6,726       1,280,429
=====================================================================


SPECIALIZED FINANCE-1.25%

Chicago Mercantile Exchange Holdings Inc.       5,784       2,840,812
=====================================================================


SPECIALTY STORES-1.01%

Office Depot, Inc.(a)                          60,410       2,295,580
=====================================================================


STEEL-1.10%

Allegheny Technologies, Inc.                   36,125       2,501,295
=====================================================================


SYSTEMS SOFTWARE-0.66%

Red Hat, Inc.(a)                               63,637       1,489,106
=====================================================================


TECHNOLOGY DISTRIBUTORS-0.37%

Avnet, Inc.(a)                                 41,847         837,777
=====================================================================


THRIFTS & MORTGAGE FINANCE-0.29%

People's Choice Financial Corp. (Acquired
  12/21/04-06/09/06; Cost $1,869,515)(a)(f)    220,654        661,962
=====================================================================


TRADING COMPANIES & DISTRIBUTORS-1.34%

WESCO International, Inc.(a)                   43,975       3,034,275
=====================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.49%

American Tower Corp.-Class A(a)                35,555       1,106,472
---------------------------------------------------------------------
Crown Castle International Corp.(a)            34,154       1,179,679
---------------------------------------------------------------------
Leap Wireless International, Inc.(a)           60,310       2,861,709
---------------------------------------------------------------------

                                               SHARES       VALUE
---------------------------------------------------------------------

NII Holdings Inc.(a)                           49,000    $  2,762,620
=====================================================================
                                                            7,910,480
=====================================================================


                                                              VALUE
=======================================================================
    Total Common Stocks & Other Equity
    Interests (Cost $177,234,138)                          $217,310,116
_______________________________________________________________________
=======================================================================


                                               NUMBER OF   EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
PUT OPTIONS PURCHASED-0.06%

BIOTECHNOLOGY-0.00%

Celgene Corp.                                     420        $40       July-06       7,350
==========================================================================================


PHARMACEUTICALS-0.06%

Forest Laboratories, Inc.                         162        $35       July-06      19,845
------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                          34        $40       July-06       9,265
------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                         378        $35        Aug-06      91,665
==========================================================================================
                                                                                   120,775
==========================================================================================
  Total Put Options Purchased (Cost $223,161)                                      128,125
==========================================================================================


                                                SHARES
MONEY MARKET FUNDS-4.29%

Liquid Assets Portfolio-Institutional
  Class(g)                                     4,868,375      4,868,375
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       4,868,375      4,868,375
=======================================================================
  Total Money Market Funds (Cost $9,736,750)                  9,736,750
=======================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.15% (Cost
  $187,194,049)                                             227,174,991
=======================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.85%


Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  3,226,566      3,226,566
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  3,226,566      3,226,566
=======================================================================
    Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $6,453,132)                                         6,453,132
=======================================================================
TOTAL INVESTMENTS-103.00%
(Cost $193,647,181)                                         233,628,123
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.00)%                       (6,802,227)
=======================================================================
NET ASSETS-100.00%                                         $226,825,896
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1I and Note 9.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $5,856,113, which represented 2.58% of the Fund's Net Assets. See Note 1A.
(d) As a result of an initial public offering, the security is subject to a contractual lockup period until August 28, 2006 and therefore considered to be illiquid. The value of this security at June 30, 2006 represented 1.14% of the Fund's Net Assets. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) All or a portion of this security was out on loan at June 30, 2006.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $3,177,978, which represented 1.40% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $177,457,299)*       $217,438,241
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,189,882)                               16,189,882
=============================================================
    Total investments (cost $193,647,181)         233,628,123
=============================================================
Receivables for:
  Fund shares sold                                    123,213
-------------------------------------------------------------
  Dividends                                           106,211
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 35,789
=============================================================
    Total assets                                  233,893,336
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                                14,814
-------------------------------------------------------------
  Fund shares reacquired                              257,980
-------------------------------------------------------------
  Options written, at value (premiums received
    $31,810)                                           60,900
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              43,553
-------------------------------------------------------------
  Collateral upon return of securities loaned       6,453,132
-------------------------------------------------------------
Accrued administrative services fees                  137,080
-------------------------------------------------------------
Accrued distribution fees--Series II                   61,883
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              1,517
-------------------------------------------------------------
Accrued transfer agent fees                             2,389
-------------------------------------------------------------
Accrued operating expenses                             34,192
=============================================================
    Total liabilities                               7,067,440
=============================================================
Net assets applicable to shares outstanding      $226,825,896
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $166,026,773
-------------------------------------------------------------
Undistributed net investment income (loss)           (599,951)
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                21,447,190
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                        39,951,884
=============================================================
                                                 $226,825,896
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $125,905,140
_____________________________________________________________
=============================================================
Series II                                        $100,920,756
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,206,110
_____________________________________________________________
=============================================================
Series II                                           5,844,345
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      17.47
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      17.27
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,559)                                        $   501,752
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $9,342, after compensation to counterparties
  of $77,864)                                        245,949
============================================================
    Total investment income                          747,701
============================================================

EXPENSES:

Advisory fees                                        825,032
------------------------------------------------------------
Administrative services fees                         295,331
------------------------------------------------------------
Custodian fees                                        20,643
------------------------------------------------------------
Distribution fees-Series II                          117,596
------------------------------------------------------------
Transfer agent fees                                   12,627
------------------------------------------------------------
Trustees' and officer's fees and benefits             11,234
------------------------------------------------------------
Other                                                 36,551
============================================================
    Total expenses                                 1,319,014
============================================================
Less: Fees waived and expense offset
  arrangement                                         (6,654)
============================================================
    Net expenses                                   1,312,360
============================================================
Net investment income (loss)                        (564,659)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $392,138)    17,426,043
------------------------------------------------------------
  Foreign currencies                                     349
============================================================
                                                  17,426,392
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              280,718
------------------------------------------------------------
  Foreign currencies                                     (10)
------------------------------------------------------------
  Option contracts written                           (29,090)
============================================================
                                                     251,618
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                 17,678,010
============================================================
Net increase in net assets resulting from
  operations                                     $17,113,351
____________________________________________________________
============================================================

* At June 30, 2006, securities with an aggregate value of $6,428,441 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (564,659)    $   (615,055)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  17,426,392       15,864,577
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts            251,618        2,049,753
=============================================================================================
    Net increase in net assets resulting from operations        17,113,351       17,299,275
=============================================================================================
Share transactions-net:
  Series I                                                      (1,987,400)      (5,082,619)
---------------------------------------------------------------------------------------------
  Series II                                                     10,637,283        5,478,755
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                8,649,883          396,136
=============================================================================================
    Net increase in net assets                                  25,763,234       17,695,411
=============================================================================================

NET ASSETS:

Beginning of period                                            201,062,662      183,367,251
=============================================================================================
End of period (including undistributed net investment income
  (loss) of $(599,951) and $(35,292), respectively)           $226,825,896     $201,062,662
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.


                       AIM V.I. CAPITAL DEVELOPMENT FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through April 30, 2008, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                                0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                                0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                                0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                 0.64%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $6,416.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $30,260 for accounting and fund administrative services and reimbursed $265,071 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $12,627.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $117,596.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND               12/31/05            COST           FROM SALES       (DEPRECIATION)      06/30/06        INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $2,131,393       $28,113,288       $(25,376,306)         $   --         $4,868,375      $117,978       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --         5,153,053           (284,678)             --          4,868,375         1,882           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            2,131,393        27,613,809        (29,745,202)             --                 --       116,747           --
==================================================================================================================================
  Subtotal        $4,262,786       $60,880,150       $(55,406,186)         $   --         $9,736,750      $236,607       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND               12/31/05            COST           FROM SALES       (DEPRECIATION)      06/30/06        INCOME*       (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $2,628,362       $ 9,731,790       $ (9,133,586)         $   --         $ 3,226,566     $  4,661       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            2,628,362         9,731,790         (9,133,586)             --           3,226,566        4,681           --
==================================================================================================================================
  Subtotal        $5,256,724       $19,463,580       $(18,267,172)         $   --         $ 6,453,132     $  9,342       $   --
==================================================================================================================================
  Total           $9,519,510       $80,343,730       $(73,673,358)         $   --         $16,189,882     $245,949       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,511,179, which resulted in net realized gains of $392,138 and securities purchases of $4,380,942.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $238.

NOTE 6--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,118 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $6,428,441 were on loan to brokers. The loans were secured by cash collateral of $6,453,132 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $9,342 for securities lending transactions, which are net of compensation to counterparties.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $    --
-----------------------------------------------------------------------------------
Written                                                          420        31,810
===================================================================================
End of period                                                    420       $31,810
___________________________________________________________________________________
===================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                      CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                       MONTH      PRICE     CONTRACTS    RECEIVED    06/30/06    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                                         July-06     $47.50       420       $31,810     $60,900        $(29,090)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $140,316,321 and $137,301,755, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $45,786,687
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,820,008)
===============================================================================
Net unrealized appreciation of investment securities               $39,966,679
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $193,661,444.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 12--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  JUNE 30, 2006(A)            DECEMBER 31, 2005
                                                              ------------------------    --------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     715,880    $ 12,474,408     2,974,458    $ 42,960,820
--------------------------------------------------------------------------------------------------------------------
  Series II                                                    941,141      16,422,223     1,426,079      20,815,915
====================================================================================================================
Reacquired:
  Series I                                                    (825,030)    (14,461,808)   (3,289,224)    (48,043,439)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                   (335,394)     (5,784,940)   (1,085,094)    (15,337,160)
====================================================================================================================
                                                               496,597    $  8,649,883        26,219    $    396,136
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 84% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2006            2005        2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  16.09        $  14.68    $  12.71    $  9.39    $ 11.94    $ 12.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.04)          (0.04)      (0.03)(a)   (0.01)    (0.01)(a)   (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.42            1.45        2.00       3.33      (2.54)     (1.03)
=================================================================================================================================
    Total from investment operations                            1.38            1.41        1.97       3.32      (2.55)     (1.05)
=================================================================================================================================
Net asset value, end of period                              $  17.47        $  16.09    $  14.68    $ 12.71    $  9.39    $ 11.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 8.58%           9.61%      15.50%     35.36%    (21.36)%    (8.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $125,905        $117,674    $112,028    $93,813    $70,018    $92,732
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                         1.09%(c)        1.09%       1.10%      1.13%      1.14%      1.16%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.41)%(c)      (0.22)%     (0.21)%    (0.13)%    (0.08)%    (0.16)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                        65%            125%         93%        95%       121%       125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $126,975,521.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                                     SERIES II
                                                   ------------------------------------------------------------------------------
                                                                                                                  AUGUST 21, 2001
                                                   SIX MONTHS                                                       (DATE SALES
                                                     ENDED                   YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                    JUNE 30,        ------------------------------------------     DECEMBER 31,
                                                      2006           2005       2004       2003        2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  15.92        $ 14.57    $ 12.64    $  9.36     $ 11.94         $11.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.05)         (0.07)     (0.06)(a)   (0.03)     (0.03)(a)      (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     1.40           1.42       1.99       3.31       (2.55)          0.07
=================================================================================================================================
    Total from investment operations                    1.35           1.35       1.93       3.28       (2.58)          0.06
=================================================================================================================================
Net asset value, end of period                      $  17.27        $ 15.92    $ 14.57    $ 12.64     $  9.36         $11.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         8.48%          9.27%     15.27%     35.04%     (21.61)%         0.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $100,921        $83,388    $71,339    $33,550     $14,969         $2,767
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.34%(c)       1.34%      1.35%      1.38%       1.39%          1.41%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.66)%(c)     (0.47)%    (0.46)%    (0.38)%     (0.33)%        (0.41)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                65%           125%        93%        95%        121%           125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $94,856,315.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                       AIM V.I. CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006

                   AIM V.I. CORE EQUITY FUND seeks to provide growth of capital.

          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

                                                         [AIM INVESTMENTS LOGO]
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE     --Registered Trademark--

AIM V.I. CORE EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                    challenges and evaluate the
OF FUND PERFORMANCE                                                                        sustainability of competitive
                                                                                           advantages. Capital analysis provides
=====================================================================================      vital insight into historical and
                                                                                           potential returns on invested capital, a
PERFORMANCE SUMMARY                          ========================================      key indicator of business quality and
                                                                                           the caliber of management. Both the
For the six months ended June 30, 2006,      FUND VS. INDEXES                              business and capital analyses serve as a
the Fund posted positive returns,                                                          basis to construct valuation models that
outperforming the S&P 500 Index, its         CUMULATIVE TOTAL RETURNS,                     help us estimate a company's value. We
broad market benchmark, and the Russell      12/31/05-6/30/06, EXCLUDING VARIABLE          use three primary valuation techniques,
1000 Index, its style-specific               PRODUCT ISSUER CHARGES. IF VARIABLE           including discounted cash flow,
benchmark.                                   PRODUCT ISSUER CHARGES WERE INCLUDED,         traditional valuation multiples and net
                                             RETURNS WOULD BE LOWER.                       asset value.
   The Fund outperformed these indexes
largely due to effective stock selection     Series I Shares                   4.05%          Our risk management strategy includes
in consumer staples and health care,                                                       fundamental research, as well as
traditionally defensive sectors that are     Series II Shares                  3.94        diversifying Fund holdings across
less affected by market volatility                                                         industries and sectors and generally
because demand for these products tends      Standard & Poor's Composite Index             limiting the size of individual holdings
to remain relatively stable. Although        of 500 Stocks (S&P 500 Index)                 to less than 5% of the portfolio.
the information technology sector was        (Broad Market Index)              2.71
one of the few sectors posting negative                                                       We consider selling a stock when:
returns for the reporting period, the        Russell 1000 Index
Fund outperformed its style-specific         (Style-Specific Index)            2.76        o It exceeds our target price.
benchmark in that sector.
                                             Lipper Large-Cap Core Fund Index              o We have not seen a demonstrable
                                             (Peer Group Index)                2.17        improvement in fundamentals.

                                             SOURCE: LIPPER INC.                           o More compelling investments
                                                                                           opportunities exist.
                                             ========================================
                                                                                           MARKET CONDITIONS AND YOUR FUND
                                                Your fund's long-term performance
                                             appears on page 4.                            The first half of 2006 was the tale of
                                                                                           two markets, but the same macroeconomic
=====================================================================================      themes defined them. The year started
                                                                                           off on a positive note with most major
HOW WE INVEST                                and return on invested capital (ROIC).        market indexes posting respectable
                                             The process we use to identify potential      gains. But the market turned as
We manage your Fund as a core fund,          investments for the Fund includes three       investors became concerned over the
seeking to provide upside potential as       phases:                                       effects of higher interest rates and
well as a measure of protection in                                                         inflation pressures. During the
difficult markets. As part of an overall     o Business analysis to determine              reporting period, the U.S. Federal
well-diversified asset allocation            competitive positioning                       Reserve Board (the Fed) continued its
strategy, the Fund can serve as a                                                          tightening policy, raising the key
cornerstone of large-cap core                o Capital analysis to determine ROIC and      federal funds rate to
investments to complement more               capital allocation
aggressive value and growth investments.
                                             o Valuation to identify attractively
   We conduct fundamental research of        valued companies
companies to gain a thorough
understanding of their business                 Business analysis allows us to
prospects, appreciation potential            identify key drivers of the company,
                                             understand industry

========================================     ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                 9.4%       1. Tyco International Ltd.         2.7%
Information Technology              15.7%     2. Packaged Foods & Meats          4.6        2. ExxonMobil Corp.                2.4
Consumer Staples                    13.6      3. Property & Casualty Insurance   4.4        3. Berkshire Hathaway Inc.         2.3
Industrials                         12.5      4. Industrial Conglomerates        4.3        4. Cadbury Schweppes PLC           2.2
Health Care                         12.2      5. Integrated Oil & Gas            3.6           (United Kingdom)
Financials                           9.7                                                    5. Waste Management Inc.           2.1
Consumer Discretionary               9.6     TOTAL NET ASSETS           $2.7 BILLION        6. Estee Lauder Cos. Inc. (The)    2.1
Energy                               6.6     TOTAL NUMBER OF HOLDINGS*            67        7. Xerox Corp.                     2.1
Telecommunication Services           3.1                                                    8. GlaxoSmithKline PLC-ADR         2.0
Utilities                            2.3                                                       (United Kingdom)
Money Market Funds                                                                          9. AT&T Inc.                       2.0
Plus Other Assets Less Liabilities  14.7                                                   10. Microsoft Corp.                 1.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================      ========================================

AIM V.I. CORE EQUITY FUND

5.25% as Ben Bernanke settled into his       increased competition and loss of market      The views and opinions expressed in
new role as Fed chairman. During the         share in the personal computer and server     management's discussion of Fund
first five months of 2006, the consumer      markets, leading to reduced revenues and      performance are those of A I M Advisors,
price index rose 5.2% at a seasonally        a resulting decline in gross margins that     Inc. These views and opinions are subject
adjusted annual rate, compared with a        has investors questioning the firm's          to change at any time based on factors
3.4% rise for all of 2005. Higher            future prospects. Analog Devices has been     such as market and economic conditions.
interest rates also affected home sales,     under pressure due in part to the             These views and opinions may not be
which showed signs of weakening during       slower-than-expected restructuring            relied upon as investment advice or
the reporting period.                        initiatives to divest underperforming         recommendations, or as an offer for a
                                             businesses. However, we retained holdings     particular security. The information is
   During the first half of 2006, Fund       in both companies at the end of the           not a complete analysis of every aspect
performance benefited from strong stock      reporting period.                             of any market, country, industry,
selection in consumer staples as the                                                       security or the Fund. Statements of fact
markets tended to favor traditionally           During the reporting period, we took       are from sources considered reliable, but
defensive sectors toward the end of the      advantage of the strength in various          A I M Advisors, Inc. makes no
reporting period. Fund holding HEINEKEN      energy names by trimming the Fund's           representation or warranty as to their
NV, one of the largest beer producers in     exposure to the sector based on valuation     completeness or accuracy. Although
the world, has been successful in            concerns. Some of these profits were used     historical performance is no guarantee of
purchasing smaller regional brewers in       to purchase select consumer staples           future results, these insights may help
Europe. In February, the company             holdings that offered a better                you understand our investment management
announced that revenues for 2005             risk/reward profile. We also reduced          philosophy.
increased by 7.3% and profit growth          exposure to the financials sector as the
increased by 18.5%. Additionally,            management team's fundamental research                         RONALD S. SLOAN,
Heineken announced a cost-cutting plan       raised concerns over the prospects of              [SLOAN      Chartered Financial
that will extend through 2008, which may     various holdings in an increasing                  PHOTO]      Analyst, senior
help to preserve operating margins if        interest rate environment.                                     portfolio manager, is
beer consumption rates decline.                                                                             lead manager of AIM V.I.
                                                At the end of the reporting period,        Core Equity Fund. Mr. Sloan has been in
   Energy was one of the best-performing     the impact of market movements and            the investment industry since 1971. He
sectors during the first half of 2006 as     allocation decisions resulted in an           joined AIM in 1998. Mr. Sloan attended
demand across the world continued to be      overweight position primarily in consumer     the University of Missouri, where he
strong. The Fund benefited from strong       staples and industrials, while the            earned both a B.S. in business
stock selection in the energy sector,        financials and materials sectors              administration and an M.B.A.
which trailed only the telecommunication     represented the most significant
services sector for outperformance during    underweight positions versus the              Assisted by the Mid/Large Cap Core Team
the reporting period. A top contributor      style-specific benchmark. Additionally,
to Fund performance was TENARIS S.A., a      consistent with our mandate and process,
producer of tubular steel products used      the Fund has gained exposure to foreign
in offshore deep well oil and gas            stocks both through direct ownership of
drilling. The company has become the         shares and American Depositary Receipts,
premier supplier of drilling pipe to the     where we believe the investment merits of
international exploration and production     the individual names presented a
community, partly due to having              compelling risk/reward tradeoff. The
integrated steel production facilities       level of ownership in foreign stocks was
that allow for greater quality control       below the 25% limitation mandated in the
and customization. This in-house             Fund's prospectus.
capability, which supports one of the
fastest growing areas in energy              IN CLOSING
production, has allowed the company to
grow its revenues and margins.               Thank you for investing in AIM V.I. Core
                                             Equity Fund. We continuously strive to
   Information technology (IT) was the       provide a Fund that can serve as the core
worst-performing sector during the           of an investor's portfolio by adding
period, but strong stock selection and an    stability and consistency to more
underweight position relative to its         aggressive equity investments. We believe
style-specific benchmark helped the Fund     we can provide that core investment to
outperform within in the sector. The         shareholders by identifying stocks that
sector's strong performance during the       are temporarily undervalued but have
fourth quarter of 2005 and early 2006        strong cash flow, clean balance sheets                  [RIGHT ARROW GRAPHIC]
weakened over concerns of slowing IT         and management teams with successful
spending and overall valuations. Fund        capital allocation practices.                 FOR A DISCUSSION OF THE RISKS OF
performance was negatively affected by                                                     INVESTING IN YOUR FUND, INDEXES USED IN
semiconductor makers INTEL and ANALOG                                                      THIS REPORT AND YOUR FUND'S LONG-TERM
DEVICES. Intel has suffered as a result                                                    PERFORMANCE, PLEASE TURN TO PAGE 4.
of

AIM V.I. CORE EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE OF THE FUND'S SERIES I     URES GIVEN REPRESENT THE FUND AND ARE NOT
                                             AND SERIES II SHARE CLASSES WILL DIFFER       INTENDED TO REFLECT ACTUAL VARIABLE
As of 6/30/06                                PRIMARILY DUE TO DIFFERENT CLASS              PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             EXPENSES.                                     CHARGES, EXPENSES AND FEES ASSESSED IN
SERIES I SHARES                                                                            CONNECTION WITH A VARIABLE PRODUCT. SALES
Inception (5/2/94)                 9.03%        THE PERFORMANCE DATA QUOTED REPRESENT      CHARGES, EXPENSES AND FEES, WHICH ARE
10 Years                           6.93      PAST PERFORMANCE AND CANNOT GUARANTEE         DETERMINED BY THE VARIABLE PRODUCT
 5 Years                           2.39      COMPARABLE FUTURE RESULTS; CURRENT            ISSUERS, WILL VARY AND WILL LOWER THE
 1 Year                           10.66      PERFORMANCE MAY BE LOWER OR HIGHER.           TOTAL RETURN.
                                             PLEASE CONTACT YOUR VARIABLE PRODUCT
SERIES II SHARES                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST         PER NASD REQUIREMENTS, THE MOST RECENT
10 Years                           6.67%     RECENT MONTH-END VARIABLE PRODUCT             MONTH-END PERFORMANCE DATA AT THE FUND
 5 Years                           2.15      PERFORMANCE. PERFORMANCE FIGURES REFLECT      LEVEL, EXCLUDING VARIABLE PRODUCT
 1 Year                           10.40      FUND EXPENSES, REINVESTED DISTRIBUTIONS       CHARGES, IS AVAILABLE ON THIS AIM
                                             AND CHANGES IN NET ASSET VALUE.               AUTOMATED INFORMATION LINE, 866-702-4402.
=========================================    INVESTMENT RETURN AND PRINCIPAL VALUE         AS MENTIONED ABOVE, FOR THE MOST RECENT
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A         MONTH-END PERFORMANCE INCLUDING VARIABLE
SERIES II SHARES' INCEPTION DATE IS          GAIN OR LOSS WHEN YOU SELL SHARES.            PRODUCT CHARGES, PLEASE CONTACT YOUR
OCTOBER 24, 2001. RETURNS SINCE THAT DATE                                                  VARIABLE PRODUCT ISSUER OR FINANCIAL
ARE HISTORICAL. ALL OTHER RETURNS ARE THE       AIM V.I. CORE EQUITY FUND, A SERIES        ADVISOR.
BLENDED RETURNS OF THE HISTORICAL            PORTFOLIO OF AIM VARIABLE INSURANCE
PERFORMANCE OF THE FUND'S SERIES II          FUNDS, IS CURRENTLY OFFERED THROUGH
SHARES SINCE THEIR INCEPTION AND THE         INSURANCE COMPANIES ISSUING VARIABLE
RESTATED HISTORICAL PERFORMANCE OF SERIES    PRODUCTS. YOU CANNOT PURCHASE SHARES OF
I SHARES (FOR PERIODS PRIOR TO INCEPTION     THE FUND DIRECTLY. PERFORMANCE FIG-
OF THE SERIES II SHARES) ADJUSTED TO
REFLECT THE RULE 12b-1 FEES APPLICABLE TO
THE SERIES II SHARES.

PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged LIPPER LARGE-CAP CORE        actions. Generally accepted accounting
                                             FUND INDEX represents an average of the       principles require adjustments to be made
The Fund can invest up to 25% of its         performance of the 30 largest                 to the net assets of the Fund at period
assets in foreign securities that involve    large-capitalization core equity funds        end for financial reporting purposes, and
risks not associated with investing          tracked by Lipper Inc., an independent        as such, the net asset values for
solely in the United States. These           mutual fund performance monitor.              shareholder transactions and the returns
include risks relating to fluctuations in                                                  based on those net asset values may
the value of the U.S. dollar relative to        The Fund is not managed to track the       differ from the net asset values and
the values of other currencies, the          performance of any particular index,          returns reported in the Financial
custody arrangements made for the Fund's     including the indexes defined here, and       Highlights. Additionally, the returns and
foreign holdings, differences in             consequently, the performance of the Fund     net asset values shown throughout this
accounting, political risks and the          may deviate significantly from the            report are at the Fund level only and do
lesser degree of public information          performance of the indexes.                   not include variable product issuer
required to be provided by non-U.S.                                                        charges. If such charges were included,
companies.                                      A direct investment cannot be made in      the total returns would be lower.
                                             an index. Unless otherwise indicated,
ABOUT INDEXES USED IN THIS REPORT            index results include reinvested                 Industry classifications used in this
                                             dividends, and they do not reflect sales      report are generally according to the
The unmanaged STANDARD & POOR'S COMPOSITE    charges. Performance of an index of funds     Global Industry Classification Standard,
INDEX OF 500 STOCKS (the S&P                 reflects fund expenses; performance of a      which was developed by and is the
500--Registered Trademark-- Index) is an     market index does not.                        exclusive property and a service mark of
index of common stocks frequently used as                                                  Morgan Stanley Capital International Inc.
a general measure of U.S. stock market       OTHER INFORMATION                             and Standard & Poor's.
performance.
                                             The returns shown in management's
   The unmanaged RUSSELL 1000--Registered    discussion of Fund performance are based
Trademark-- INDEX represents the             on net asset values calculated for
performance of the stocks of                 shareholder trans-
large-capitalization companies.

AIM V.I. CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this              The hypothetical account values and
                                             table, together with the amount you           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       actual ending account balance or expenses
ongoing costs, including management fees;    you paid over the period. Simply divide       you paid for the period. You may use this
distribution and/or service fees (12b-1);    your account value by $1,000 (for             information to compare the ongoing costs
and other Fund expenses. This example is     example, an $8,600 account value divided      of investing in the Fund and other funds.
intended to help you understand your         by $1,000 = 8.6), then multiply the           To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      result by the number in the table under       example with the 5% hypothetical examples
in the Fund and to compare these costs       the heading entitled "Actual Expenses         that appear in the shareholder reports of
with ongoing costs of investing in other     Paid During Period" to estimate the           the other funds.
mutual funds. The example is based on an     expenses you paid on your account during
investment of $1,000 invested at the         this period.                                     Please note that the expenses shown in
beginning of the period and held for the                                                   the table are meant to highlight your
entire period January 1, 2006, through       HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs. Therefore, the
June 30, 2006.                               PURPOSES                                      hypothetical information is useful in
                                                                                           comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides information     help you determine the relative total
in the examples below do not represent       about hypothetical account values and         costs of owning different funds.
the effect of any fees or other expenses     hypothetical expenses based on the Fund's
assessed in connection with a variable       actual expense ratio and an assumed rate
product; if they did, the expenses shown     of return of 5% per year before expenses,
would be higher while the ending account     which is not the Fund's actual return.
values shown would be lower.                 The Fund's actual cumulative total
                                             returns at net asset value after expenses
ACTUAL EXPENSES                              for the six months ended June 30, 2006,
                                             appear in the table "Funds vs. Indexes"
The table below provides information         on page 2.
about actual account values and actual
expenses.

====================================================================================================================================

                                                 ACTUAL                             HYPOTHETICAL
                                                                     (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING            EXPENSES            ENDING            EXPENSES            ANNUALIZED
   SHARE         ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE       PAID DURING            EXPENSE
   CLASS           (1/1/06)          (6/30/06)(1)         PERIOD(2)         (6/30/06)           PERIOD(2)             RATIO
Series I          $1,000.00          $1,040.50             $4.50            $1,020.38            $4.46                0.89%
Series II          1,000.00           1,039.40              5.76             1,019.14             5.71                1.14

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        provided by AIM. The Board reviewed the       performance through the most recent
Insurance Funds (the "Board") oversees       services to be provided by AIM under the      calendar year, the Board also reviewed
the management of AIM V.I. Core Equity       Advisory Agreement. Based on such review,     more recent Fund performance, which did
Fund (the "Fund") and, as required by        the Board concluded that the range of         not change their conclusions.
law, determines annually whether to          services to be provided by AIM under the
approve the continuance of the Fund's        Advisory Agreement was appropriate and        o Meetings with the Fund's portfolio
advisory agreement with A I M Advisors,      that AIM currently is providing services      managers and investment personnel. With
Inc. ("AIM"). Based upon the                 in accordance with the terms of the           respect to the Fund, the Board is meeting
recommendation of the Investments            Advisory Agreement.                           periodically with such Fund's portfolio
Committee of the Board, at a meeting held                                                  managers and/or other investment
on June 27, 2006, the Board, including       o The quality of services to be provided      personnel and believes that such
all of the independent trustees, approved    by AIM. The Board reviewed the                individuals are competent and able to
the continuance of the advisory agreement    credentials and experience of the             continue to carry out their
(the "Advisory Agreement") between the       officers and employees of AIM who will        responsibilities under the Advisory
Fund and AIM for another year, effective     provide investment advisory services to       Agreement.
July 1, 2006.                                the Fund. In reviewing the qualifications
                                             of AIM to provide investment advisory         o Overall performance of AIM. The Board
    The Board considered the factors         services, the Board considered such           considered the overall performance of AIM
discussed below in evaluating the            issues as AIM's portfolio and product         in providing investment advisory and
fairness and reasonableness of the           review process, various back office           portfolio administrative services to the
Advisory Agreement at the meeting on June    support functions provided by AIM and         Fund and concluded that such performance
27, 2006 and as part of the Board's          AIM's equity and fixed income trading         was satisfactory.
ongoing oversight of the Fund. In their      operations. Based on the review of these
deliberations, the Board and the             and other factors, the Board concluded        o Fees relative to those of clients of
independent trustees did not identify any    that the quality of services to be            AIM with comparable investment
particular factor that was controlling,      provided by AIM was appropriate and that      strategies. The Board reviewed the
and each trustee attributed different        AIM currently is providing satisfactory       effective advisory fee rate (before
weights to the various factors.              services in accordance with the terms of      waivers) for the Fund under the Advisory
                                             the Advisory Agreement.                       Agreement. The Board noted that this rate
    One responsibility of the independent                                                  was (i) above the effective advisory fee
Senior Officer of the Fund is to manage      o The performance of the Fund relative to     rate (before waivers) for a mutual fund
the process by which the Fund's proposed     comparable funds. The Board reviewed the      advised by AIM with investment strategies
management fees are negotiated to ensure     performance of the Fund during the past       comparable to those of the Fund, below
that they are negotiated in a manner         one, three and five calendar years            the effective advisory fee rate (before
which is at arms' length and reasonable.     against the performance of funds advised      waivers) for a second mutual fund advised
To that end, the Senior Officer must         by other advisors with investment             by AIM with investment strategies
either supervise a competitive bidding       strategies comparable to those of the         comparable to those of the Fund, and
process or prepare an independent written    Fund. The Board noted that the Fund's         comparable to the effective advisory fee
evaluation. The Senior Officer has           performance in such periods was below the     rates (before waivers) for two other
recommended an independent written           median performance of such comparable         mutual funds advised by AIM with
evaluation in lieu of a competitive          funds. Based on this review and after         investment strategies comparable to those
bidding process and, upon the direction      taking account of all of the other            of the Fund; (ii) above the effective
of the Board, has prepared such an           factors that the Board considered in          sub-advisory fee rate for one variable
independent written evaluation. Such         determining whether to continue the           insurance fund sub-advised by an AIM
written evaluation also considered           Advisory Agreement for the Fund, the          affiliate and offered to insurance
certain of the factors discussed below.      Board concluded that no changes should be     company separate accounts with investment
In addition, as discussed below, the         made to the Fund and that it was not          strategies comparable to those of the
Senior Officer made a recommendation to      necessary to change the Fund's portfolio      Fund, although the total advisory fees
the Board in connection with such written    management team at this time. Although        for such variable insurance fund were
evaluation.                                  the independent written evaluation of the     above those for the Fund; and (iii) above
                                             Fund's Senior Officer (discussed below)       the total advisory fee rates for 78
    The discussion below serves as a         only considered Fund performance through      separately managed accounts/wrap accounts
summary of the Senior Officer's              the most recent calendar year, the Board      managed by an AIM affiliate with
independent written evaluation and           also reviewed more recent Fund                investment strategies comparable to those
recommendation to the Board in connection    performance, which did not change their       of the Fund and comparable to or below
therewith, as well as a discussion of the    conclusions.                                  the total advisory fee rates for 10
material factors and the conclusions with                                                  separately managed accounts/wrap accounts
respect thereto that formed the basis for    o The performance of the Fund relative to     managed by an AIM affiliate with
the Board's approval of the Advisory         indices. The Board reviewed the               investment strategies comparable to those
Agreement. After consideration of all of     performance of the Fund during the past       of the Fund. The Board noted that AIM has
the factors below and based on its           one, three and five calendar years            agreed to waive advisory fees of the Fund
informed business judgment, the Board        against the performance of the Lipper         and to limit the Fund's total operating
determined that the Advisory Agreement is    Variable Underlying Fund Large-Cap Core       expenses, as discussed below. Based on
in the best interests of the Fund and its    Index. The Board noted that the Fund's        this review, the Board concluded that the
shareholders and that the compensation to    performance in such periods was below the     advisory fee rate for the Fund under the
AIM under the Advisory Agreement is fair     performance of such Index. Based on this      Advisory Agreement was fair and
and reasonable and would have been           review and after taking account of all of     reasonable.
obtained through arm's length                the other factors that the Board
negotiations.                                considered in determining whether to          o Fees relative to those of comparable
                                             continue the Advisory Agreement for the       funds with other advisors. The Board
    Unless otherwise stated, information     Fund, the Board concluded that no changes     reviewed the advisory fee rate for the
presented below is as of June 27, 2006       should be made to the Fund and that it        Fund under the Advisory Agreement. The
and does not reflect any changes that may    was not necessary to change the Fund's        Board compared effective contractual
have occurred since June 27, 2006,           portfolio management team at this time.       advisory fee rates at a common asset
including but not limited to changes to      Although the independent written              level at the end of the past calendar
the Fund's performance, advisory fees,       evaluation of the Fund's Senior Officer       year and noted that the Fund's rate was
expense limitations and/or fee waivers.      (discussed below) only considered Fund        comparable to the median rate of the
                                                                                           funds advised by other advisors with
o The nature and extent of the advisory                                                    investment strategies comparable to those
services to be                                                                             of the

                                                                                                                         (continued)

AIM V.I. CORE EQUITY FUND

Fund that the Board reviewed. The Board      higher net return, increased liquidity,       o Benefits of soft dollars to AIM. The
noted that AIM has agreed to waive           increased diversification or decreased        Board considered the benefits realized by
advisory fees of the Fund and to limit       transaction costs. The Board also found       AIM as a result of brokerage transactions
the Fund's total operating expenses, as      that the Fund will not receive reduced        executed through "soft dollar"
discussed below. Based on this review,       services if it invests its cash balances      arrangements. Under these arrangements,
the Board concluded that the advisory fee    in such money market funds. The Board         brokerage commissions paid by the Fund
rate for the Fund under the Advisory         noted that, to the extent the Fund            and/or other funds advised by AIM are
Agreement was fair and reasonable.           invests uninvested cash in affiliated         used to pay for research and execution
                                             money market funds, AIM has voluntarily       services. This research may be used by
o Expense limitations and fee waives. The    agreed to waive a portion of the advisory     AIM in making investment decisions for
Board noted that AIM has contractually       fees it receives from the Fund                the Fund. The Board concluded that such
agreed to waive advisory fees of the Fund    attributable to such investment. The          arrangements were appropriate.
through December 31, 2009 to the extent      Board further determined that the
necessary so that the advisory fees          proposed securities lending program and       o AIM's financial soundness in light of
payable by the Fund do not exceed a          related procedures with respect to the        the Fund's needs. The Board considered
specified maximum advisory fee rate,         lending Fund is in the best interests of      whether AIM is financially sound and has
which maximum rate includes breakpoints      the lending Fund and its respective           the resources necessary to perform its
and is based on net asset levels. The        shareholders. The Board therefore             obligations under the Advisory Agreement,
Board considered the contractual nature      concluded that the investment of cash         and concluded that AIM has the financial
of this fee waiver and noted that it         collateral received in connection with        resources necessary to fulfill its
remains in effect until December 31,         the securities lending program in the         obligations under the Advisory Agreement.
2009. The Board noted that AIM has           money market funds according to the
contractually agreed to waive fees and/or    procedures is in the best interests of        o Historical relationship between the
limit expenses of the Fund through April     the lending Fund and its respective           Fund and AIM. In determining whether to
30, 2008 in an amount necessary to limit     shareholders.                                 continue the Advisory Agreement for the
total annual operating expenses to a                                                       Fund, the Board also considered the prior
specified percentage of average daily net    o Independent written evaluation and          relationship between AIM and the Fund, as
assets for each class of the Fund. The       recommendations of the Fund's Senior          well as the Board's knowledge of AIM's
Board considered the contractual nature      Officer. The Board noted that, upon their     operations, and concluded that it was
of this fee waiver/expense limitation and    direction, the Senior Officer of the          beneficial to maintain the current
noted that it remains in effect through      Fund, who is independent of AIM and AIM's     relationship, in part, because of such
April 30, 2008. The Board considered the     affiliates, had prepared an independent       knowledge. The Board also reviewed the
effect these fee waivers/expense             written evaluation in order to assist the     general nature of the non-investment
limitations would have on the Fund's         Board in determining the reasonableness       advisory services currently performed by
estimated expenses and concluded that the    of the proposed management fees of the        AIM and its affiliates, such as
levels of fee waivers/expense limitations    AIM Funds, including the Fund. The Board      administrative, transfer agency and
for the Fund were fair and reasonable.       noted that the Senior Officer's written       distribution services, and the fees
                                             evaluation had been relied upon by the        received by AIM and its affiliates for
o Breakpoints and economies of scale. The    Board in this regard in lieu of a             performing such services. In addition to
Board reviewed the structure of the          competitive bidding process. In               reviewing such services, the trustees
Fund's advisory fee under the Advisory       determining whether to continue the           also considered the organizational
Agreement, noting that it includes one       Advisory Agreement for the Fund, the          structure employed by AIM and its
breakpoint. The Board reviewed the level     Board considered the Senior Officer's         affiliates to provide those services.
of the Fund's advisory fees, and noted       written evaluation and the recommendation     Based on the review of these and other
that such fees, as a percentage of the       made by the Senior Officer to the Board       factors, the Board concluded that AIM and
Fund's net assets, have decreased as net     that the Board consider whether the           its affiliates were qualified to continue
assets increased because the Advisory        advisory fee waivers for certain equity       to provide non-investment advisory
Agreement includes a breakpoint. The         AIM Funds, including the Fund, should be      services to the Fund, including
Board noted that AIM has contractually       simplified. The Board concluded that it       administrative, transfer agency and
agreed to waive advisory fees of the Fund    would be advisable to consider this issue     distribution services, and that AIM and
through December 31, 2009 to the extent      and reach a decision prior to the             its affiliates currently are providing
necessary so that the advisory fees          expiration date of such advisory fee          satisfactory non-investment advisory
payable by the Fund do not exceed a          waivers.                                      services.
specified maximum advisory fee rate,
which maximum rate includes breakpoints      o Profitability of AIM and its                o Other factors and current trends. The
and is based on net asset levels. The        affiliates. The Board reviewed                Board considered the steps that AIM and
Board concluded that the Fund's fee          information concerning the profitability      its affiliates have taken over the last
levels under the Advisory Agreement          of AIM's (and its affiliates') investment     several years, and continue to take, in
therefore reflect economies of scale and     advisory and other activities and its         order to improve the quality and
that it was not necessary to change the      financial condition. The Board considered     efficiency of the services they provide
advisory fee breakpoints in the Fund's       the overall profitability of AIM, as well     to the Funds in the areas of investment
advisory fee schedule.                       as the profitability of AIM in connection     performance, product line
                                             with managing the Fund. The Board noted       diversification, distribution, fund
o Investments in affiliated money market     that AIM's operations remain profitable,      operations, shareholder services and
funds. The Board also took into account      although increased expenses in recent         compliance. The Board concluded that
the fact that uninvested cash and cash       years have reduced AIM's profitability.       these steps taken by AIM have improved,
collateral from securities lending           Based on the review of the profitability      and are likely to continue to improve,
arrangements, if any (collectively, "cash    of AIM's and its affiliates' investment       the quality and efficiency of the
balances") of the Fund may be invested in    advisory and other activities and its         services AIM and its affiliates provide
money market funds advised by AIM            financial condition, the Board concluded      to the Fund in each of these areas, and
pursuant to the terms of an SEC exemptive    that the compensation to be paid by the       support the Board's approval of the
order. The Board found that the Fund may     Fund to AIM under its Advisory Agreement      continuance of the Advisory Agreement for
realize certain benefits upon investing      was not excessive.                            the Fund.
cash balances in AIM advised money market
funds, including a

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-66.69%

AEROSPACE & DEFENSE-2.37%

Lockheed Martin Corp.                              100,000   $    7,174,000
---------------------------------------------------------------------------
Northrop Grumman Corp.                             440,732       28,233,292
---------------------------------------------------------------------------
United Technologies Corp.                          450,000       28,539,000
===========================================================================
                                                                 63,946,292
===========================================================================

APPAREL RETAIL-0.93%

Gap, Inc. (The)                                  1,439,177       25,041,680
===========================================================================

BIOTECHNOLOGY-1.83%

Amgen Inc.(a)                                      757,322       49,400,114
===========================================================================

BUILDING PRODUCTS-1.39%

Masco Corp.                                      1,267,414       37,566,151
===========================================================================

COMMUNICATIONS EQUIPMENT-1.85%

Cisco Systems, Inc.(a)                           2,549,086       49,783,650
===========================================================================

COMPUTER HARDWARE-1.20%

International Business Machines Corp.              421,808       32,403,291
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.12%

EMC Corp.(a)                                       295,000        3,236,150
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.97%

Automatic Data Processing, Inc.                    574,700       26,062,645
===========================================================================

DEPARTMENT STORES-0.95%

Kohl's Corp.(a)                                    431,628       25,517,847
===========================================================================

ELECTRIC UTILITIES-1.40%

FPL Group, Inc.                                    915,170       37,869,735
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.10%

Waste Management, Inc.                           1,575,218       56,518,822
===========================================================================

FOOD DISTRIBUTORS-1.06%

Sysco Corp.                                        931,630       28,470,613
===========================================================================

FOOD RETAIL-1.24%

Kroger Co. (The)                                 1,530,186       33,449,866
===========================================================================

HEALTH CARE EQUIPMENT-0.98%

Medtronic, Inc.                                    564,857       26,503,091
===========================================================================

HOMEFURNISHING RETAIL-0.91%

Bed Bath & Beyond Inc.(a)                          736,577       24,432,259
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HYPERMARKETS & SUPER CENTERS-1.65%

Wal-Mart Stores, Inc.                              926,264   $   44,618,137
===========================================================================

INDUSTRIAL CONGLOMERATES-4.28%

General Electric Co.                             1,299,094       42,818,138
---------------------------------------------------------------------------
Tyco International Ltd.                          2,641,762       72,648,455
===========================================================================
                                                                115,466,593
===========================================================================

INDUSTRIAL MACHINERY-1.03%

Dover Corp.                                        561,733       27,766,462
===========================================================================

INSURANCE BROKERS-0.84%

Marsh & McLennan Cos., Inc.                        838,646       22,551,191
===========================================================================

INTEGRATED OIL & GAS-2.37%

Exxon Mobil Corp.                                1,039,869       63,795,963
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.01%

AT&T Inc.                                        1,941,329       54,143,666
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.09%

Morgan Stanley                                     464,087       29,334,939
===========================================================================

MOVIES & ENTERTAINMENT-2.32%

News Corp.-Class A                               2,050,160       39,322,069
---------------------------------------------------------------------------
Walt Disney Co. (The)                              773,911       23,217,330
===========================================================================
                                                                 62,539,399
===========================================================================

MULTI-LINE INSURANCE-0.88%

Genworth Financial Inc.-Class A                    677,858       23,616,573
===========================================================================

OFFICE ELECTRONICS-2.05%

Xerox Corp.(a)                                   3,983,210       55,406,451
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.90%

Schlumberger Ltd.                                  424,454       27,636,200
---------------------------------------------------------------------------
Smith International, Inc.                          532,024       23,659,107
===========================================================================
                                                                 51,295,307
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.24%

Citigroup Inc.                                     694,401       33,497,904
===========================================================================

PACKAGED FOODS & MEATS-0.83%

General Mills, Inc.                                431,197       22,275,637
===========================================================================

                           AIM V.I. CORE EQUITY FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

PERSONAL PRODUCTS-3.55%

Avon Products, Inc.                              1,301,335   $   40,341,385
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A             1,434,114       55,457,188
===========================================================================
                                                                 95,798,573
===========================================================================

PHARMACEUTICALS-6.04%

Bristol-Myers Squibb Co.                         1,476,697       38,187,385
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       963,745       37,287,294
---------------------------------------------------------------------------
Johnson & Johnson                                  494,113       29,607,251
---------------------------------------------------------------------------
Merck & Co. Inc.                                   831,147       30,278,685
---------------------------------------------------------------------------
Pfizer Inc.                                      1,169,437       27,446,686
===========================================================================
                                                                162,807,301
===========================================================================

PROPERTY & CASUALTY INSURANCE-4.42%

Berkshire Hathaway Inc.-Class A(a)                     681       62,419,779
---------------------------------------------------------------------------
Chubb Corp. (The)                                  474,478       23,676,452
---------------------------------------------------------------------------
XL Capital Ltd.-Class A                            538,500       33,010,050
===========================================================================
                                                                119,106,281
===========================================================================

PUBLISHING-1.39%

Gannett Co., Inc.                                  343,862       19,232,201
---------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                       360,651       18,115,500
===========================================================================
                                                                 37,347,701
===========================================================================

RAILROADS-1.25%

Union Pacific Corp.                                362,840       33,729,606
===========================================================================

RESTAURANTS-0.68%

Yum! Brands, Inc.                                  362,766       18,236,247
===========================================================================

SEMICONDUCTORS-2.65%

Analog Devices, Inc.                               820,305       26,364,603
---------------------------------------------------------------------------
Intel Corp.                                      1,202,816       22,793,363
---------------------------------------------------------------------------
Xilinx, Inc.                                       987,817       22,374,055
===========================================================================
                                                                 71,532,021
===========================================================================

SOFT DRINKS-1.56%

Coca-Cola Co. (The)                                978,724       42,104,707
===========================================================================

SYSTEMS SOFTWARE-3.36%

Microsoft Corp.                                  2,241,616       52,229,653
---------------------------------------------------------------------------
Symantec Corp.(a)                                2,467,798       38,349,581
===========================================================================
                                                                 90,579,234
===========================================================================
  Total Domestic Common Stocks (Cost
  $1,642,962,694)                                             1,797,752,099
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.59%

ARGENTINA-1.08%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        719,280       29,123,647
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


FINLAND-1.38%

Nokia Oyj-ADR (Communications Equipment)(b)      1,831,976   $   37,115,834
===========================================================================

FRANCE-2.19%

Renault S.A. (Automobile Manufacturers)            243,920       26,210,912
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(c)               500,460       32,829,493
===========================================================================
                                                                 59,040,405
===========================================================================

ISRAEL-1.31%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,117,025       35,286,820
===========================================================================

JAPAN-0.59%

Nintendo Co., Ltd. (Home Entertainment
  Software)(c)                                      95,000       15,995,583
===========================================================================

NETHERLANDS-4.57%

Heineken N.V. (Brewers)(c)                         951,094       40,301,311
---------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(c)                      1,300,887       40,677,903
---------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)        1,860,576       42,162,948
===========================================================================
                                                                123,142,162
===========================================================================

SOUTH KOREA-1.08%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                    1,250,631       29,289,778
===========================================================================

SWITZERLAND-1.07%

UBS A.G. (Diversified Capital Markets)(c)          263,034       28,768,379
===========================================================================

UNITED KINGDOM-5.32%

Barclays PLC (Diversified Banks)(c)              2,538,870       28,806,176
---------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)(c)                                      6,265,464       60,325,782
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)          973,453       54,318,677
===========================================================================
                                                                143,450,635
===========================================================================
  Total Foreign Stocks & Other Equity
  Interests (Cost $437,426,198)                                 501,213,243
===========================================================================

MONEY MARKET FUNDS-15.33%

Liquid Assets Portfolio-Institutional
  Class(d)                                     206,683,246      206,683,246
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       206,683,246      206,683,246
===========================================================================
  Total Money Market Funds (Cost
  $413,366,492)                                                 413,366,492
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.61% (Cost
  $2,493,755,384)                                             2,712,331,834
===========================================================================

                           AIM V.I. CORE EQUITY FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-1.43%

MONEY MARKET FUNDS-1.43%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                   38,570,600   $   38,570,600
===========================================================================
  Total Money Market Funds (purchased with
  cash collateral from securities loaned)
  (Cost $38,570,600)                                             38,570,600
===========================================================================
TOTAL INVESTMENTS-102.04% (Cost
  $2,532,325,984)                                             2,750,902,434
===========================================================================
OTHER ASSETS LESS LIABILITIES-(2.04)%                           (54,991,315)
===========================================================================
NET ASSETS-100.00%                                           $2,695,911,119
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $289,867,575, which represented 10.75% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $2,080,388,892)*   $2,298,965,342
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $451,937,092)                             451,937,092
=============================================================
     Total investments (cost $2,532,325,984)    2,750,902,434
=============================================================
Foreign currencies, at value (cost $484,573)          490,206
-------------------------------------------------------------
Receivables for:
  Investments sold                                     49,258
-------------------------------------------------------------
  Fund shares sold                                    416,482
-------------------------------------------------------------
  Dividends                                         4,630,309
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                190,766
-------------------------------------------------------------
Other assets                                           99,299
=============================================================
     Total assets                               2,756,778,754
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             7,121,997
-------------------------------------------------------------
  Fund shares reacquired                           12,763,739
-------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 394,552
-------------------------------------------------------------
  Collateral upon return of securities loaned      38,570,600
-------------------------------------------------------------
Accrued administrative services fees                1,348,050
-------------------------------------------------------------
Accrued distribution fees--Series II                   14,032
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              1,268
-------------------------------------------------------------
Accrued transfer agent fees                             6,047
-------------------------------------------------------------
Accrued operating expenses                            647,350
=============================================================
     Total liabilities                             60,867,635
=============================================================
Net assets applicable to shares outstanding    $2,695,911,119
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $2,541,964,964
-------------------------------------------------------------
Undistributed net investment income                20,048,865
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                      (84,791,949)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       218,689,239
=============================================================
                                               $2,695,911,119
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                       $2,663,618,891
_____________________________________________________________
=============================================================
Series II                                      $   32,292,228
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                          109,165,966
_____________________________________________________________
=============================================================
Series II                                           1,331,799
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        24.40
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        24.25
_____________________________________________________________
=============================================================


* At June 30, 2006, securities with an aggregate value of $37,785,956 were on loan to brokers.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $654,192)                                     $  16,455,233
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $185,449 after compensation to
  counterparties of $130,125)                       4,018,768
=============================================================
    Total investment income                        20,474,001
=============================================================

EXPENSES:

Advisory fees                                       5,310,791
-------------------------------------------------------------
Administrative services fees                        2,274,689
-------------------------------------------------------------
Custodian fees                                         87,730
-------------------------------------------------------------
Distribution fees--Series II                           16,480
-------------------------------------------------------------
Transfer agent fees                                    18,889
-------------------------------------------------------------
Trustees' and officer's fees and benefits              35,917
-------------------------------------------------------------
Other                                                 105,468
=============================================================
    Total expenses                                  7,849,964
=============================================================
Less: Fees waived and expense offset
  arrangement                                         (14,286)
=============================================================
    Net expenses                                    7,835,678
=============================================================
Net investment income                              12,638,323
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized (loss) from:
  Investment securities (includes gains
    (losses) from securities sold to
    affiliates of $(30,817))                      117,497,135
-------------------------------------------------------------
  Foreign currencies                                  (55,619)
=============================================================
                                                  117,441,516
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (123,088,582)
-------------------------------------------------------------
  Foreign currencies                                  (10,699)
-------------------------------------------------------------
  Option contracts written                          1,241,093
=============================================================
                                                 (121,858,188)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts          (4,416,672)
=============================================================
Net increase in net assets resulting from
  operations                                    $   8,221,651
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   12,638,323    $   14,628,715
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   117,441,516       109,888,305
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (121,858,188)      (58,233,272)
==============================================================================================
    Net increase in net assets resulting from operations           8,221,651        66,283,748
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --       (18,751,304)
----------------------------------------------------------------------------------------------
  Series II                                                               --           (48,282)
==============================================================================================
    Decrease in net assets resulting from distributions                   --       (18,799,586)
==============================================================================================
Share transactions-net:
  Series I                                                     1,408,095,284      (288,279,283)
----------------------------------------------------------------------------------------------
  Series II                                                       29,207,305          (453,871)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,437,302,589      (288,733,154)
==============================================================================================
    Net increase (decrease) in net assets                      1,445,524,240      (241,248,992)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,250,386,879     1,491,635,871
==============================================================================================
  End of period (including undistributed net investment
    income of $20,048,865 and $7,410,542, respectively)       $2,695,911,119    $1,250,386,879
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                           AIM V.I. CORE EQUITY FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                           AIM V.I. CORE EQUITY FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.65%
---------------------------------------------------------------------
Over $250 million                                               0.60%
 ____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $13,735.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $193,067 for accounting and fund administrative services and reimbursed $2,081,622 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $18,889.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $16,480.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

                           AIM V.I. CORE EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,200,588      $331,417,294      $(134,934,636)        $  --         $206,683,246     $1,911,251       $  --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,200,588       331,417,294       (341,617,882)           --                   --      1,835,010          --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --       214,286,226         (7,602,980)           --          206,683,246         87,058          --
===================================================================================================================================
  Subtotal        $20,401,176      $877,120,814      $(484,155,498)        $  --         $413,366,492     $3,833,319       $  --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $        --     $  154,486,270     $(115,915,670)        $  --         $ 38,570,600     $  185,449       $  --
===================================================================================================================================
  Total           $20,401,176     $1,031,607,084     $(600,071,168)        $  --         $451,937,092     $4,018,768       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,628,734, which resulted in net realized gains (losses) of $(30,817) and securities purchases of $9,045,462.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30 ,2006 the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $551.

NOTE 6--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $3,901 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate
                           AIM V.I. CORE EQUITY FUND
available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $37,785,956 were on loan to brokers. The loans were secured by cash collateral of $38,570,600 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $185,449 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                             6,610      $703,775
-----------------------------------------------------------------------------------
Exercised                                                       6,610       703,775
===================================================================================
End of period                                                      --      $     --
___________________________________________________________________________________
===================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                           AIM V.I. CORE EQUITY FUND

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $166,159,229
-----------------------------------------------------------------------------
December 31, 2011                                                 21,217,853
=============================================================================
Total capital loss carryforward                                 $187,377,082
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above has been reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganizations of the AIM V.I. Core Stock Fund and the AIM V.I. Premier Equity Fund into the Fund on May 1, 2006, as it occurred after the Fund's most recent fiscal year end. To the extent that unrealized gains as of May 1, 2006, the date of the reorganizations of AIM V.I. Core Stock Fund and the AIM V.I. Premier Equity Fund into the Fund are realized on securities held in each fund at such date of reorganizations, the capital loss carryforward may be further limited for up to five years from the date of the reorganizations.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $422,056,437 and $441,861,665, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $242,012,504
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (50,612,452)
==============================================================================
Net unrealized appreciation of investment securities             $191,400,052
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,559,502,382.

NOTE 12--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JUNE 30, 2006(a)                DECEMBER 31, 2005
                                                              -----------------------------    ----------------------------
                                                                SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      3,464,032    $   85,091,832      5,782,887    $ 128,067,074
---------------------------------------------------------------------------------------------------------------------------
  Series II                                                       129,460         3,334,622         46,605        1,038,635
===========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --                --        791,528       18,751,304
---------------------------------------------------------------------------------------------------------------------------
  Series II                                                            --                --          2,048           48,282
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                     64,659,654     1,621,011,995             --               --
---------------------------------------------------------------------------------------------------------------------------
  Series II                                                     1,126,308        28,069,390             --               --
===========================================================================================================================
Reacquired:
  Series I                                                    (12,115,755)     (298,008,544)   (19,247,047)    (435,097,661)
---------------------------------------------------------------------------------------------------------------------------
  Series II                                                       (89,352)       (2,196,707)       (68,927)      (1,540,788)
===========================================================================================================================
                                                               57,174,347    $1,437,302,588    (12,692,906)   $(288,733,154)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 51% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on May 1, 2006, the Fund acquired all the net assets of AIM VI Core Stock Fund and AIM VI Premier Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on February 13, 2006 and by the shareholders of AIM VI Core Stock Fund and AIM VI Premier Equity Fund on April 14, 2006. The acquisition was accomplished by a tax-free exchange of 65,785,962 shares of the Fund for 4,265,009 shares outstanding of AIM VI Core Stock Fund and 67,047,704 shares outstanding of AIM VI Premier Equity Fund as of the close of business on April 28, 2006. AIM VI Core Stock Fund's net assets at that date of $85,632,841 including $5,569,111 of unrealized appreciation and AIM VI Premier Equity Fund's net assets at that date of $1,563,448,544 including $199,249,945 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,233,787,778.

                           AIM V.I. CORE EQUITY FUND

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          SERIES I
                              ------------------------------------------------------------------------------------------------
                              SIX MONTHS
                                ENDED                                      YEAR ENDED DECEMBER 31,
                               JUNE 30,        -------------------------------------------------------------------------------
                                 2006             2005             2004             2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   23.45        $    22.60       $    20.94       $    16.99        $    20.20       $    26.19
------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income            0.18(a)           0.24(a)          0.30(b)          0.17(a)           0.12(a)          0.03(c)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and unrealized)       0.77              0.96             1.58             3.97             (3.27)           (6.01)
==============================================================================================================================
    Total from investment
      operations                   0.95              1.20             1.88             4.14             (3.15)           (5.98)
==============================================================================================================================
Less dividends from net
  investment income                  --             (0.35)           (0.22)           (0.19)            (0.06)           (0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                      $   24.40        $    23.45       $    22.60       $    20.94        $    16.99       $    20.20
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(d)                    4.05%             5.31%            8.97%           24.42%           (15.58)%         (22.83)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $2,663,619       $1,246,529       $1,487,462       $1,555,475        $1,385,050       $1,916,875
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average
  net assets                       0.90%(e)          0.89%            0.91%            0.81%(f)          0.78%            0.82%
==============================================================================================================================
Ratio of net investment
  income to average net
  assets                           1.45%(e)          1.08%            1.25%(b)         0.91%             0.67%            0.12%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(g)           35%               52%              52%              31%              113%              73%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.23 and 0.92%, respectively.
(c) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained unchanged and the ratio of net investment income to average net assets would have been 0.13%.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e) Ratios are annualized and based on average daily net assets of $1,750,808,153.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.82% for the year ended December 31, 2003.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                           AIM V.I. CORE EQUITY FUND

                                                                            SERIES II
                                -------------------------------------------------------------------------------------------------
                                                                                                                 OCTOBER 24, 2001
                                SIX MONTHS                                                                         (DATE SALES
                                  ENDED                           YEAR ENDED DECEMBER 31,                         COMMENCED) TO
                                 JUNE 30,          ------------------------------------------------------          DECEMBER 31,
                                   2006             2005           2004             2003            2002               2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  23.33          $22.48        $  20.85         $  16.94         $20.19            $  18.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.14(a)         0.18(a)         0.21(b)          0.12(a)        0.07(a)            (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.78            0.96            1.60             3.96          (3.26)               1.23
=================================================================================================================================
    Total from investment
      operations                     0.92            1.14            1.81             4.08          (3.19)               1.23
=================================================================================================================================
Less dividends from net
  investment income                    --           (0.29)          (0.18)           (0.17)         (0.06)              (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $  24.25          $23.33        $  22.48         $  20.85         $16.94            $  20.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                      3.94%           5.08%           8.67%           24.15%        (15.79)%              6.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $ 32,292          $3,858        $  4,173         $  3,808         $1,949            $    400
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                         1.15%(d)        1.14%           1.16%            1.06%(e)       1.03%               1.03%(f)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       1.20%(d)        0.83%           1.00%(b)         0.66%          0.42%              (0.10)%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)             35%             52%             52%              31%           113%                 73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 0.67%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $13,292,868.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.07% for the year ended December 31, 2003.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements

                           AIM V.I. CORE EQUITY FUND
permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                           AIM V.I. CORE EQUITY FUND

                                                AIM V.I. DEMOGRAPHIC TRENDS FUND
                               Semiannual Report to Shareholders o June 30, 2006








                               AIM V.I. DEMOGRAPHIC TRENDS FUND seeks to provide
                                                    long-term growth of capital.






          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--





NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. DEMOGRAPHIC TRENDS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                revenue and cash flow, ranking
                                                                                           investment candidates on absolute and
=========================================================================================  relative attractiveness. Fundamental analysis seeks to define a company's key
PERFORMANCE SUMMARY                                                                        drivers of success and to assess their
                                             ============================================  durability. We review financial
For the six months ended June 30, 2006,                                                    statements and earnings reports, the
and excluding variable product issuer        FUND VS. INDEXES                              company's structure, business model and
charges, AIM V.I. Demographic Trends                                                       management team, the competitive
Fund produced positive returns and           CUMULATIVE TOTAL RETURNS,12/31/05-6/30/06,    environment and market opportunities.
outperformed its style-specific index,       EXCLUDING VARIABLE PRODUCT ISSUER
the Russell 3000 Growth Index.               CHARGES.                                         Conditions that may cause us to
                                                                                           reduce or sell a position include:
   The Fund underperformed the S&P 500       IF VARIABLE PRODUCT ISSUER CHARGES WERE
Index, the Fund's broad market index,        INCLUDED, RETURNS WOULD BE LOWER.             o Deteriorating business prospects.
largely due to an overweight position
and weak stock selection in the health       Series I Shares                        0.67%  o Worsening competitive position.
care sector, which was the second
weakest performing sector in the broad       Series II Shares                       0.50   o Slowing earnings growth.
market during the reporting period. An
overweight position in the information       Standard & Poor's Composite Index             o Extended valuation.
technology sector and an underweight         of 500 Stocks (S&P 500 Index)
position in the energy sector also           (Broad Market Index)                   2.71   o Identifying more attractive investment
detracted from the Fund's relative                                                         opportunities.
performance. The Fund outperformed the       Russell 3000 Growth Index
Russell 3000 Growth Index due to good        (Style-Specific Index)                -0.32   MARKET CONDITIONS AND YOUR FUND
stock selection in the consumer
discretionary, information technology        Lipper Multi-Cap Growth Fund Index            After performing strongly during the
and                                          (Peer Group Index)                     0.13   first four months of 2006, the U.S.
                                                                                           stock market retreated over the last two
                                             SOURCE: LIPPER INC.                           months of the reporting period largely
                                             ============================================  due to fears that inflation might lead the U.S. Federal Reserve Board to
                                             industrials sectors, offset somewhat by       continue raising interest rates, and
                                             relatively weaker stock selection in the      concerns that rising interest rates
                                             health care sector.                           might undercut continued economic
                                                                                           expansion. Small- and medium-cap stocks
                                                Your Fund's long-term performance          generally outperformed large-cap stocks
                                             appears on page 4.                            during the reporting period. Positive
                                                                                           performance was broad-based among S&P
=========================================================================================  500 sectors with the strongest returns found in the energy, telecommunication
HOW WE INVEST                                quantitative and fundamental analysis to      services, industrials and materials
                                             uncover companies exhibiting long-term,       sectors.
We believe growth investors can              sustainable earnings and cash flow
potentially succeed when the market          growth that is not yet reflected in              In this environment, the Fund
underestimates the pace, persistence and     investor expectations or equity               outperformed the Russell 3000 Growth
implications of positive change. In the      valuations. AIM V.I. Demographic Trends       Index in three of the four sectors in
case of AIM V.I. Demographic Trends          Fund focuses on companies likely to           which the Fund invests the bulk
Fund, we believe changing demographics       benefit from long-term demographic
creates investment opportunity. Our          trends.
investment process combines
                                                Quantitative analysis focuses on the
                                             level, growth rate and sustainability of
                                             earnings,

=========================================    ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                 7.9%       1. Cisco Systems, Inc.              2.6%

Information Technology             26.1%      2. Communications Equipment        7.0        2. Amdocs Ltd.                      2.4

Health Care                        16.7       3. Semiconductors                  6.1        3. Google Inc.-Class A              2.1

Industrials                        15.7       4. Investment Banking & Brokerage  5.6        4. Analog Devices, Inc.             2.1

Consumer Discretionary             14.6       5. Application Software            4.4        5. Roche Holding A.G.
                                                                                               (Switzerland)                    2.0
Financials                         11.4      TOTAL NET ASSETS          $56.3 MILLION
                                             TOTAL NUMBER OF HOLDINGS*           103        6. QUALCOMM Inc.                    1.9
Energy                              4.7
                                                                                            7. JPMorgan Chase & Co.             1.8
Materials                           4.4
                                                                                            8. Goldman Sachs Group Inc. (The)   1.8
Consumer Staples                    3.9
                                                                                            9. Merrill Lynch & Co., Inc.        1.7
Telecommunication Services          0.6
                                                                                           10. Burlington Northern
Money Market Funds Plus                                                                        Santa Fe Corp.                   1.6
Other Assets Less Liabilities       1.9


                                             The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

                                             *Excluding money market fund holdings.
=========================================    ========================================      ========================================

AIM V.I. DEMOGRAPHIC TRENDS FUND

of its assets: information technology,       and road and rail industries, each of         THE VIEWS AND OPINIONS EXPRESSED IN
consumer discretionary and financials.       which continued to benefit from global        MANAGEMENT'S DISCUSSION OF FUND
As a group, our industrials and              economic expansion.                           PERFORMANCE ARE THOSE OF A I M ADVISORS,
materials holdings made key                                                                INC. THESE VIEWS AND OPINIONS ARE
contributions to Fund performance during        Within the materials sector, the Fund      SUBJECT TO CHANGE AT ANY TIME BASED ON
the reporting period, while our health       benefited from an overweight position in      FACTORS SUCH AS MARKET AND ECONOMIC
care and consumer staples holdings           the metals and mining industry. Many          CONDITIONS. THESE VIEWS AND OPINIONS MAY
generally underperformed those of the        companies in this area were helped by         NOT BE RELIED UPON AS INVESTMENT ADVICE
Russell 3000 Growth Index.                   high commodity prices. Holdings that          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             drove Fund performance included copper        PARTICULAR SECURITY. THE INFORMATION IS
   While the Fund's information              producer PHELPS DODGE and mining and oil      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
technology holdings as a group delivered     company BHP BILLITON.                         OF ANY MARKET, COUNTRY, INDUSTRY,
negative returns for the reporting                                                         SECURITY OR THE FUND. STATEMENTS OF FACT
period, they held up better than those          On the other hand, the Fund                ARE FROM SOURCES CONSIDERED RELIABLE,
of the Russell 3000 Growth                   underperformed the Russell 3000 Growth        BUT A I M ADVISORS, INC. MAKES NO
Index--largely due to strong stock           Index by the widest margin in the health      REPRESENTATION OR WARRANTY AS TO THEIR
selection in the software and                care sector. The Fund's underperformance      COMPLETENESS OR ACCURACY. ALTHOUGH
semiconductor industries. One holding        in this sector was driven primarily by        HISTORICAL PERFORMANCE IS NO GUARANTEE
that performed well was graphics chip        three holdings: ALCON, CIGNA and AETNA.       OF FUTURE RESULTS, THESE INSIGHTS MAY
supplier NVIDIA. The company reported        Our overweight position also hurt             HELP YOU UNDERSTAND OUR INVESTMENT
higher than expected earnings due to         performance as investors appeared to          MANAGEMENT PHILOSOPHY.
strong sales and profit margin               rotate out of last year's strong
expansion. We subsequently sold the          performers in the health care sector to                   LANNY H. SACHNOWITZ,
stock as it had reached our price            invest in other opportunities. While we
target. Software holding Amdocs also         sold Alcon and Cigna, we continued to                     senior portfolio manager, is
performed well during the reporting          own Aetna at the close of the reporting       [SACHNOWITZ lead manager of AIM V.I.
period.                                      period.                                       PHOTO]      Demographic Trends Fund. He
                                                                                                       joined AIM in 1987 as a
   There were several notable detractors        The Fund also underperformed its           money market trader and research
from Fund performance in the information     style-specific index in the consumer          analyst. In 1990, Mr. Sachnowitz's
technology sector, including APPLE           staples sector, primarily due to a large      trading responsibilities were expanded
COMPUTER and YAHOO! We reduced Apple         underweight position.                         to include head of equity trading. Mr.
Computer due to less upside-to-earnings                                                    Sachnowitz earned a B.S. in finance from
estimates, and we sold Yahoo!                   Our investment process led us to           the University of Southern California
                                             reduce our exposure to the health care        and an M.B.A. from the University of
   In the financials sector, investment      sector. Proceeds from these sales were        Houston.
banking and brokerage stocks generally       spread across opportunities in a number
performed well during the reporting          of other sectors, including industrials,                  KIRK L. ANDERSON,
period. Our investment process led us to     consumer discretionary and consumer
an overweight position in this area, and     staples. All changes to the Fund's                        portfolio manager, is
several Fund holdings contributed to         holdings were based on our bottom-up          [ANDERSON   manager of AIM V.I.
performance, including GOLDMAN SACHS and     stock selection process of identifying           PHOTO]   Demographic Trends Fund. He
LEHMAN BROTHERS. Favorable capital           high quality growth companies trading at                  joined AIM in 1994. Mr.
markets and solid merger and acquisition     what we believe are attractive                Anderson earned a B.A. in political
activity continued to drive these stocks     valuations.                                   science from Texas A&M University and an
during the reporting period. Prior to                                                      M.S. in finance from the University of
the close of the reporting period, we        IN CLOSING                                    Houston.
eliminated Lehman Brothers from the
Fund.                                        During the reporting period, we                           JAMES G. BIRDSALL,
                                             considered the fundamentals of growth
   Many consumer-related stocks              stocks to be attractive. As a group,                      portfolio manager, is
struggled during the reporting period        large-cap growth companies generally          [BIRDSALL   manager of AIM V.I.
due to concerns that higher interest         boasted healthy cash flows, strong            PHOTO]      Demographic Trends Fund. He
rates would crimp consumer spending and      balance sheets and positive earnings                      has been associated with AIM
slow the economy. Despite these              growth. Additionally, we believed that        since 1997. Mr. Birdsall earned his
concerns, we were able to find some          many large-cap growth stocks were             B.B.A. with a concentration in finance
stocks that held up, including J.C.          attractively priced relative to other         from Stephen F. Austin State University
PENNEY, OFFICE DEPOT, ANN TAYLOR and         stocks with less attractive                   before earning his M.B.A. with a
BEST BUY. Each of these holdings made        fundamentals. While growth stocks have        concentration in finance and
significant contributions to Fund            generally lagged the broad market in          international business from the
performance during the reporting period.     recent years, investors have started to       University of St. Thomas.
                                             recognize and reward these
   Industrials stocks were broadly           characteristics.                              Assisted by the Large/Multi-Cap Growth
higher during the first half of 2006,                                                      Team
and the Fund outperformed the Russell           As always, we thank you for your
3000 Growth Index due to strong stock        continued investment in AIM V.I.
selection within the sector. Specific        Demographic Trends Fund.
areas of strength for the Fund included
the aerospace and defense, electrical
equipment,                                                                                          [RIGHT ARROW GRAPHIC]

                                                                                           FOR A DISCUSSION OF THE RISKS OF
                                                                                           INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                           THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                           PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. DEMOGRAPHIC TRENDS FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    PERFORMANCE OF THE FUND'S SERIES I AND        SHARES OF THE FUND DIRECTLY. PERFORMANCE
                                             SERIES II SHARE CLASSES WILL DIFFER           FIGURES GIVEN REPRESENT THE FUND AND ARE
AVERAGE ANNUAL TOTAL RETURNS                 PRIMARILY DUE TO DIFFERENT CLASS              NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                             EXPENSES.                                     PRODUCT VALUES. THEY DO NOT REFLECT
As of 6/30/06                                                                              SALES CHARGES, EXPENSES AND FEES
                                                THE PERFORMANCE DATA QUOTED REPRESENT      ASSESSED IN CONNECTION WITH A VARIABLE
SERIES I SHARES                              PAST PERFORMANCE AND CANNOT GUARANTEE         PRODUCT. SALES CHARGES, EXPENSES AND
Inception (12/29/99)               -7.48%    COMPARABLE FUTURE RESULTS; CURRENT            FEES, WHICH ARE DETERMINED BY THE
  5 Years                          -1.31     PERFORMANCE MAY BE LOWER OR HIGHER.           VARIABLE PRODUCT ISSUERS, WILL VARY AND
  1 Year                            7.10     PLEASE CONTACT YOUR VARIABLE PRODUCT          WILL LOWER THE TOTAL RETURN.
                                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST
SERIES II SHARES                             RECENT MONTH-END VARIABLE PRODUCT                PER NASD REQUIREMENTS, THE MOST
Inception                          -7.69%    PERFORMANCE. PERFORMANCE FIGURES REFLECT      RECENT MONTH-END PERFORMANCE DATA AT THE
  5 Years                          -1.52     FUND EXPENSES, REINVESTED DISTRIBUTIONS       FUND LEVEL, EXCLUDING VARIABLE PRODUCT
  1 Year                            6.99     AND CHANGES IN NET ASSET VALUE.               CHARGES, IS AVAILABLE ON THIS AIM
                                             INVESTMENT RETURN AND PRINCIPAL VALUE         AUTOMATED INFORMATION LINE,
=========================================    WILL FLUCTUATE SO THAT YOU MAY HAVE A         866-702-4402. AS MENTIONED ABOVE, FOR
                                             GAIN OR LOSS WHEN YOU SELL SHARES.            THE MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES' INCEPTION DATE IS                                                        INCLUDING VARIABLE PRODUCT CHARGES,
NOVEMBER 7, 2001. RETURNS SINCE THAT            AIM V.I. DEMOGRAPHIC TRENDS FUND, A        PLEASE CONTACT YOUR VARIABLE PRODUCT
DATE ARE HISTORICAL. ALL OTHER RETURNS       SERIES PORTFOLIO OF AIM VARIABLE              ISSUER OR FINANCIAL ADVISOR.
ARE THE BLENDED RETURNS OF THE               INSURANCE FUNDS, IS CURRENTLY OFFERED
HISTORICAL PERFORMANCE OF SERIES II          THROUGH INSURANCE COMPANIES ISSUING
SHARES SINCE THEIR INCEPTION AND THE         VARIABLE PRODUCTS. YOU CANNOT PURCHASE
RESTATED HISTORICAL PERFORMANCE OF
SERIES I SHARES (FOR PERIODS PRIOR TO
INCEPTION OF SERIES II SHARES) ADJUSTED
TO REFLECT THE RULE 12b-1 FEES
APPLICABLE TO SERIES II SHARES. THE
INCEPTION DATE OF SERIES I SHARES IS
DECEMBER 29, 1999. THE


PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             index. Unless otherwise indicated, index
                                                                                           results include reinvested dividends,
The Fund can invest up to 25% of its         The unmanaged LIPPER MULTI-CAP GROWTH         and they do not reflect sales charges.
assets in foreign securities that            FUND INDEX represents an average of the       Performance of an index of funds
involve risks not associated with            performance of the 30 largest                 reflects fund expenses; performance of a
investing solely in the United States.       multi-capitalization growth funds             market index does not.
These include risks relating to              tracked by Lipper Inc., an independent
fluctuations in the value of the U.S.        mutual fund performance monitor.              OTHER INFORMATION
dollar relative to the values of other
currencies, the custody arrangements            The unmanaged RUSSELL                      The returns shown in the management's
made for the Fund's foreign holdings,        3000--Registered Trademark-- GROWTH           discussion of Fund performance are based
differences in accounting, political         INDEX is a subset of the RUSSELL              on net asset values calculated for
risks and the lesser degree of public        3000--Registered Trademark-- INDEX, an        shareholder transactions. Generally
information required to be provided by       index of common stocks that measures          accepted accounting principles require
non-U.S. companies.                          performance of the largest 3,000 U.S.         adjustments to be made to the net assets
                                             companies based on market                     of the Fund at period end for financial
   Investing in smaller companies            capitalization; the Growth subset             reporting purposes, and as such, the net
involves greater risk than investing in      measures the performance of Russell 3000      asset values for shareholder
more established companies, such as          companies with higher price/book ratios       transactions and the returns based on
business risk, significant stock price       and higher forecasted growth values.          those net asset values may differ from
fluctuations and illiquidity.                                                              the net asset values and returns
                                                The unmanaged STANDARD & POOR'S            reported in the Financial Highlights.
   The values of the convertible             COMPOSITE INDEX OF 500 STOCKS (the S&P        Additionally, the returns and net asset
securities in which the Fund may invest      500--Registered Trademark-- Index) is an      values shown throughout this report are
will be affected by market interest          index of common stocks frequently used        at the Fund level only and do not
rates, the risk that the issuer may          as a general measure of U.S. stock            include variable product issuer charges.
default on interest or principal             market performance.                           If such charges were included, the total
payments and the value of the underlying                                                   returns would be lower.
common stock into which these securities        The Fund is not managed to track the
may be converted. Since these types of       performance of any particular index,             Industry classifications used in this
convertible securities pay fixed             including the indexes defined here, and       report are generally according to the
interest and dividends, their values may     consequently, the performance of the          Global Industry Classification Standard,
fall if interest rates rise and rise if      Fund may deviate significantly from the       which was developed by and is the
interest rates fall. Additionally, an        performance of the indexes.                   exclusive property and a service mark of
issuer may have the right to buy back                                                      Morgan Stanley Capital International
certain of the convertible securities at        A direct investment cannot be made in      Inc. and Standard & Poor's.
a time and at a price that is                an
unfavorable to the Fund.

AIM V.I. DEMOGRAPHIC TRENDS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                               year before expenses, which is not the
                                                                                           Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information          cumulative total returns at net asset
ongoing costs, including management          about actual account values and actual        value after expenses for the six months
fees; distribution and/or service fees       expenses. You may use the information in      ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This       this table, together with the amount you      "Funds vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide          THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to     your account value by $1,000 (for             EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs       example, an $8,600 account value divided      ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the           EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of         result by the number in the table under       MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses         ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period        Paid During Period" to estimate the           AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.      expenses you paid on your account during      5% HYPOTHETICAL EXAMPLE WITH THE 5%
                                             this period.                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
   The actual and hypothetical expenses                                                    SHAREHOLDER REPORTS OF THE OTHER FUNDS.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses     COMPARISON PURPOSES                              Please note that the expenses shown
assessed in connection with a variable                                                     in the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides                 ongoing costs. Therefore, the
would be higher while the ending account     information about hypothetical account        hypothetical information is useful in
values shown would be lower.                 values and hypothetical expenses based        comparing ongoing costs, and will not
                                             on the Fund's actual expense ratio and        help you determine the relative total
                                             an assumed rate of return of 5% per           costs of owning different funds.

===================================================================================================================================

                                                      ACTUAL                             HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING             ENDING              EXPENSES             ENDING             EXPENSES         ANNUALIZED
SHARE              ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE        PAID DURING          EXPENSE
CLASS                (1/1/06)           (6/30/06)(1)           PERIOD(2)          (6/30/06)            PERIOD(2)           RATIO

Series I             $1,000.00           $1,006.70              $5.03             $1,019.79              $5.06             1.01%
Series II             1,000.00            1,005.00               6.26              1,018.55               6.31             1.26


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

===================================================================================================================================

AIM V.I. DEMOGRAPHIC TRENDS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        services to be provided by AIM under the      Fund's portfolio management team at this
Insurance Funds (the "Board") oversees       Advisory Agreement was appropriate and        time. However, due to the Fund's
the management of AIM V.I. Demographic       that AIM currently is providing services      under-performance, the Board also
Trends Fund (the "Fund") and, as             in accordance with the terms of the           concluded that it would be appropriate
required by law, determines annually         Advisory Agreement.                           for the Board to continue to closely
whether to approve the continuance of                                                      monitor and review the performance of
the Fund's advisory agreement with A I M     o The quality of services to be provided      the Fund. Although the independent
Advisors, Inc. ("AIM"). Based upon the       by AIM. The Board reviewed the                written evaluation of the Fund's Senior
recommendation of the Investments            credentials and experience of the             Officer (discussed below) only
Committee of the Board, at a meeting         officers and employees of AIM who will        considered Fund performance through the
held on June 27, 2006, the Board,            provide investment advisory services to       most recent calendar year, the Board
including all of the independent             the Fund. In reviewing the                    also reviewed more recent Fund
trustees, approved the continuance of        qualifications of AIM to provide              performance, which did not change their
the advisory agreement (the "Advisory        investment advisory services, the Board       conclusions.
Agreement") between the Fund and AIM for     considered such issues as AIM's
another year, effective July 1, 2006.        portfolio and product review process,         o Meetings with the Fund's portfolio
                                             various back office support functions         managers and investment personnel. With
   The Board considered the factors          provided by AIM and AIM's equity and          respect to the Fund, the Board is
discussed below in evaluating the            fixed income trading operations. Based        meeting periodically with such Fund's
fairness and reasonableness of the           on the review of these and other              portfolio managers and/or other
Advisory Agreement at the meeting on         factors, the Board concluded that the         investment personnel and believes that
June 27, 2006 and as part of the Board's     quality of services to be provided by         such individuals are competent and able
ongoing oversight of the Fund. In their      AIM was appropriate and that AIM              to continue to carry out their
deliberations, the Board and the             currently is providing satisfactory           responsibilities under the Advisory
independent trustees did not identify        services in accordance with the terms of      Agreement.
any particular factor that was               the Advisory Agreement.
controlling, and each trustee attributed                                                   o Overall performance of AIM. The Board
different weights to the various             o The performance of the Fund relative        considered the overall performance of
factors.                                     to comparable funds. The Board reviewed       AIM in providing investment advisory and
                                             the performance of the Fund during the        portfolio administrative services to the
   One responsibility of the independent     past one, three and five calendar years       Fund and concluded that such performance
Senior Officer of the Fund is to manage      against the performance of funds advised      was satisfactory.
the process by which the Fund's proposed     by other advisors with investment
management fees are negotiated to ensure     strategies comparable to those of the         o Fees relative to those of clients of
that they are negotiated in a manner         Fund. The Board noted that the Fund's         AIM with comparable investment
which is at arms' length and reasonable.     performance in such periods was below         strategies. The Board reviewed the
To that end, the Senior Officer must         the median performance of such                effective advisory fee rate (before
either supervise a competitive bidding       comparable funds. The Board considered        waivers) for the Fund under the Advisory
process or prepare an independent            steps being proposed by AIM to address        Agreement. The Board noted that this
written evaluation. The Senior Officer       the Fund's under-performance. Based on        rate was (i) above the effective
has recommended an independent written       this review and after taking account of       advisory fee rates (before waivers) for
evaluation in lieu of a competitive          all of the other factors that the Board       two mutual funds advised by AIM with
bidding process and, upon the direction      considered in determining whether to          investment strategies comparable to
of the Board, has prepared such an           continue the Advisory Agreement for the       those of the Fund; (ii) above the
independent written evaluation. Such         Fund, the Board concluded that no             effective advisory fee rate (before
written evaluation also considered           changes should be made to the Fund and        waivers) for a variable insurance fund
certain of the factors discussed below.      that it was not necessary to change the       advised by AIM and offered to insurance
In addition, as discussed below, the         Fund's portfolio management team at this      company separate accounts with
Senior Officer made a recommendation to      time. However, due to the Fund's              investment strategies comparable to
the Board in connection with such            under-performance, the Board also             those of the Fund; (iii) above the
written evaluation.                          concluded that it would be appropriate        effective sub-advisory fee rate for one
                                             for the Board to continue to closely          offshore fund advised and sub-advised by
   The discussion below serves as a          monitor and review the performance of         AIM affiliates with investment
summary of the Senior Officer's              the Fund. Although the independent            strategies comparable to those of the
independent written evaluation and           written evaluation of the Fund's Senior       Fund, although the total advisory fees
recommendation to the Board in               Officer (discussed below) only                for such offshore fund were above those
connection therewith, as well as a           considered Fund performance through the       of the Fund; (iv) above the effective
discussion of the material factors and       most recent calendar year, the Board          sub-advisory fee rates for five variable
the conclusions with respect thereto         also reviewed more recent Fund                insurance funds sub-advised by an AIM
that formed the basis for the Board's        performance, which did not change their       affiliate and offered to insurance
approval of the Advisory Agreement.          conclusions.                                  company separate accounts with
After consideration of all of the                                                          investment strategies comparable to
factors below and based on its informed      o The performance of the Fund relative        those of the Fund, although the total
business judgment, the Board determined      to indices. The Board reviewed the            advisory fees for such variable
that the Advisory Agreement is in the        performance of the Fund during the past       insurance funds were the same as or
best interests of the Fund and its           one, three and five calendar years            above those for the Fund; and (v) above
shareholders and that the compensation       against the performance of the Lipper         the total advisory fee rate for a
to AIM under the Advisory Agreement is       Variable Underlying Fund Multi-Cap            separately managed account/wrap account
fair and reasonable and would have been      Growth Index. The Board noted that the        managed by an AIM affiliate with
obtained through arm's length                Fund's performance was below the              investment strategies comparable to
negotiations.                                performance of such Index for the one         those of the Fund. The Board noted that
                                             and five year periods and comparable to       AIM has agreed to waive advisory fees of
   Unless otherwise stated, information      such Index for the three year period.         the Fund and to limit the Fund's total
presented below is as of June 27, 2006       The Board considered steps being              operating expenses, as discussed below.
and does not reflect any changes that        proposed by AIM to address the Fund's         Based on this review, the Board
may have occurred since June 27, 2006,       under-performance. Based on this review       concluded that the advisory fee rate for
including but not limited to changes to      and after taking account of all of the        the Fund under the Advisory Agreement
the Fund's performance, advisory fees,       other factors that the Board considered       was fair and reasonable.
expense limitations and/or fee waivers.      in determining whether to continue the
                                             Advisory Agreement for the Fund, the          o Fees relative to those of comparable
o The nature and extent of the advisory      Board concluded that no changes should        funds with other advisors. The Board
services to be provided by AIM. The          be made to the Fund and that it was not       reviewed the advisory fee rate for the
Board reviewed the services to be            necessary to change the                       Fund under the Advisory Agreement. The
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of

                                                                                                                         (continued)

                                        6

AIM V.I. DEMOGRAPHIC TRENDS FUND

Board compared effective contractual         o Investments in affiliated money market      ates' investment advisory and other
advisory fee rates at a common asset         funds. The Board also took into account       activities and its financial condition,
level at the end of the past calendar        the fact that uninvested cash and cash        the Board concluded that the
year and noted that the Fund's rate was      collateral from securities lending            compensation to be paid by the Fund to
comparable to the median rate of the         arrangements, if any (collectively,           AIM under its Advisory Agreement was not
funds advised by other advisors with         "cash balances") of the Fund may be           excessive.
investment strategies comparable to          invested in money market funds advised
those of the Fund that the Board             by AIM pursuant to the terms of an SEC        o Benefits of soft dollars to AIM. The
reviewed. The Board noted that AIM has       exemptive order. The Board found that         Board considered the benefits realized
agreed to waive advisory fees of the         the Fund may realize certain benefits         by AIM as a result of brokerage
Fund and to limit the Fund's total           upon investing cash balances in AIM           transactions executed through "soft
operating expenses, as discussed below.      advised money market funds, including a       dollar" arrangements. Under these
Based on this review, the Board              higher net return, increased liquidity,       arrangements, brokerage commissions paid
concluded that the advisory fee rate for     increased diversification or decreased        by the Fund and/or other funds advised
the Fund under the Advisory Agreement        transaction costs. The Board also found       by AIM are used to pay for research and
was fair and reasonable.                     that the Fund will not receive reduced        execution services. This research may be
                                             services if it invests its cash balances      used by AIM in making investment
o Expense limitations and fee waivers.       in such money market funds. The Board         decisions for the Fund. The Board
The Board noted that AIM has                 noted that, to the extent the Fund            concluded that such arrangements were
contractually agreed to waive advisory       invests uninvested cash in affiliated         appropriate.
fees of the Fund through December 31,        money market funds, AIM has voluntarily
2009 to the extent necessary so that the     agreed to waive a portion of the              o AIM's financial soundness in light of
advisory fees payable by the Fund do not     advisory fees it receives from the Fund       the Fund's needs. The Board considered
exceed a specified maximum advisory fee      attributable to such investment. The          whether AIM is financially sound and has
rate, which maximum rate includes            Board further determined that the             the resources necessary to perform its
breakpoints and is based on net asset        proposed securities lending program and       obligations under the Advisory
levels. The Board considered the             related procedures with respect to the        Agreement, and concluded that AIM has
contractual nature of this fee waiver        lending Fund is in the best interests of      the financial resources necessary to
and noted that it remains in effect          the lending Fund and its respective           fulfill its obligations under the
until December 31, 2009. The Board noted     shareholders. The Board therefore             Advisory Agreement.
that AIM has contractually agreed to         concluded that the investment of cash
waive fees and/or limit expenses of the      collateral received in connection with        o Historical relationship between the
Fund through April 30, 2008 in an amount     the securities lending program in the         Fund and AIM. In determining whether to
necessary to limit total annual              money market funds according to the           continue the Advisory Agreement for the
operating expenses to a specified            procedures is in the best interests of        Fund, the Board also considered the
percentage of average daily net assets       the lending Fund and its respective           prior relationship between AIM and the
for each class of the Fund. The Board        shareholders.                                 Fund, as well as the Board's knowledge
considered the contractual nature of                                                       of AIM's operations, and concluded that
this fee waiver/expense limitation and       o Independent written evaluation and          it was beneficial to maintain the
noted that it remains in effect until        recommendations of the Fund's Senior          current relationship, in part, because
April 30, 2008. The Board considered the     Officer. The Board noted that, upon           of such knowledge. The Board also
effect these fee waivers/expense             their direction, the Senior Officer of        reviewed the general nature of the
limitations would have on the Fund's         the Fund, who is independent of AIM and       non-investment advisory services
estimated expenses and concluded that        AIM's affiliates, had prepared an             currently performed by AIM and its
the levels of fee waivers/expense            independent written evaluation in order       affiliates, such as administrative,
limitations for the Fund were fair and       to assist the Board in determining the        transfer agency and distribution
reasonable.                                  reasonableness of the proposed                services, and the fees received by AIM
                                             management fees of the AIM Funds,             and its affiliates for performing such
o Breakpoints and economies of scale.        including the Fund. The Board noted that      services. In addition to reviewing such
The Board reviewed the structure of the      the Senior Officer's written evaluation       services, the trustees also considered
Fund's advisory fee under the Advisory       had been relied upon by the Board in          the organizational structure employed by
Agreement, noting that it includes one       this regard in lieu of a competitive          AIM and its affiliates to provide those
breakpoint. The Board reviewed the level     bidding process. In determining whether       services. Based on the review of these
of the Fund's advisory fees, and noted       to continue the Advisory Agreement for        and other factors, the Board concluded
that such fees, as a percentage of the       the Fund, the Board considered the            that AIM and its affiliates were
Fund's net assets, would decrease as net     Senior Officer's written evaluation and       qualified to continue to provide
assets increase because the Advisory         the recommendation made by the Senior         non-investment advisory services to the
Agreement includes a breakpoint. The         Officer to the Board that the Board           Fund, including administrative, transfer
Board noted that, due to the Fund's          consider whether the advisory fee             agency and distribution services, and
current asset level and the way in which     waivers for certain equity AIM Funds,         that AIM and its affiliates currently
the advisory fee breakpoint has been         including the Fund, should be                 are providing satisfactory
structured, the Fund has yet to benefit      simplified. The Board concluded that it       non-investment advisory services.
from the breakpoint. The Board noted         would be advisable to consider this
that AIM has contractually agreed to         issue and reach a decision prior to the       o Other factors and current trends. The
waive advisory fees of the Fund through      expiration date of such advisory fee          Board considered the steps that AIM and
December 31, 2009 to the extent              waivers.                                      its affiliates have taken over the last
necessary so that the advisory fees                                                        several years, and continue to take, in
payable by the Fund do not exceed a          o Profitability of AIM and its                order to improve the quality and
specified maximum advisory fee rate,         affiliates. The Board reviewed                efficiency of the services they provide
which maximum rate includes breakpoints      information concerning the profitability      to the Funds in the areas of investment
and is based on net asset levels. The        of AIM's (and its affiliates')                performance, product line
Board concluded that the Fund's fee          investment advisory and other activities      diversification, distribution, fund
levels under the Advisory Agreement          and its financial condition. The Board        operations, shareholder services and
therefore would reflect economies of         considered the overall profitability of       compliance. The Board concluded that
scale at higher asset levels and that it     AIM, as well as the profitability of AIM      these steps taken by AIM have improved,
was not necessary to change the advisory     in connection with managing the Fund.         and are likely to continue to improve,
fee breakpoints in the Fund's advisory       The Board noted that AIM's operations         the quality and efficiency of the
fee schedule.                                remain profitable, although increased         services AIM and its affiliates provide
                                             expenses in recent years have reduced         to the Fund in each of these areas, and
                                             AIM's profitability. Based on the review      support the Board's approval of the
                                             of the profitability of AIM's and its         continuance of the Advisory Agreement
                                             affili-                                       for the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES       VALUE
--------------------------------------------------------------------
DOMESTIC COMMON STOCKS-85.37%

AEROSPACE & DEFENSE-3.87%

Boeing Co. (The)                               10,128    $   829,584
--------------------------------------------------------------------
General Dynamics Corp.                          9,445        618,270
--------------------------------------------------------------------
Precision Castparts Corp.                       5,019        299,935
--------------------------------------------------------------------
United Technologies Corp.                       6,773        429,544
====================================================================
                                                           2,177,333
====================================================================

AGRICULTURAL PRODUCTS-0.47%

Archer-Daniels-Midland Co.                      6,398        264,109
====================================================================

APPAREL RETAIL-2.99%

Aeropostale, Inc.(a)                           18,059        521,724
--------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                       9,758        423,302
--------------------------------------------------------------------
DSW Inc.-Class A(a)                            14,000        509,880
--------------------------------------------------------------------
Limited Brands, Inc.                            8,900        227,751
====================================================================
                                                           1,682,657
====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.31%

Carter's, Inc.(a)                               6,627        175,152
====================================================================

APPLICATION SOFTWARE-4.39%

Amdocs Ltd.(a)                                 37,012      1,354,639
--------------------------------------------------------------------
BEA Systems, Inc.(a)                           48,397        633,517
--------------------------------------------------------------------
Citrix Systems, Inc.(a)                        11,948        479,593
====================================================================
                                                           2,467,749
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.11%

Janus Capital Group Inc.                       34,842        623,672
====================================================================

BIOTECHNOLOGY-1.57%

Gilead Sciences, Inc.(a)                       14,961        885,093
====================================================================

COMMUNICATIONS EQUIPMENT-6.00%

Cisco Systems, Inc.(a)                         74,955      1,463,871
--------------------------------------------------------------------
Harris Corp.                                    7,525        312,363
--------------------------------------------------------------------
QUALCOMM Inc.                                  26,544      1,063,618
--------------------------------------------------------------------
Redback Networks Inc.(a)                        7,370        135,166
--------------------------------------------------------------------
Tellabs, Inc.(a)                               30,119        400,884
====================================================================
                                                           3,375,902
====================================================================

COMPUTER & ELECTRONICS RETAIL-1.86%

Best Buy Co., Inc.                             10,430        571,981
--------------------------------------------------------------------
Circuit City Stores, Inc.                      17,434        474,554
====================================================================
                                                           1,046,535
====================================================================

                                               SHARES       VALUE
--------------------------------------------------------------------


COMPUTER HARDWARE-1.73%

Apple Computer, Inc.(a)                         9,753    $   557,091
--------------------------------------------------------------------
Hewlett-Packard Co.                            13,135        416,117
====================================================================
                                                             973,208
====================================================================

COMPUTER STORAGE & PERIPHERALS-1.21%

EMC Corp.(a)                                   18,199        199,643
--------------------------------------------------------------------
Seagate Technology(a)                          10,363        234,619
--------------------------------------------------------------------
Western Digital Corp.(a)                       12,430        246,238
====================================================================
                                                             680,500
====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.36%

Joy Global Inc.                                10,786        561,843
--------------------------------------------------------------------
Oshkosh Truck Corp.                             5,600        266,112
--------------------------------------------------------------------
Terex Corp.(a)                                  5,088        502,185
====================================================================
                                                           1,330,140
====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.23%

VeriFone Holdings, Inc.(a)                      4,280        130,454
====================================================================

DEPARTMENT STORES-2.45%

Federated Department Stores, Inc.              15,075        551,745
--------------------------------------------------------------------
J.C. Penney Co., Inc.                          12,251        827,065
====================================================================
                                                           1,378,810
====================================================================

DIVERSIFIED METALS & MINING-0.56%

Phelps Dodge Corp.                              3,867        317,713
====================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.78%

Cooper Industries, Ltd.-Class A                 4,240        393,981
--------------------------------------------------------------------
Emerson Electric Co.                            7,218        604,940
====================================================================
                                                             998,921
====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.76%

Amphenol Corp.-Class A                          7,661        428,709
====================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.50%

Waste Management, Inc.                          7,878        282,663
====================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.77%

Monsanto Co.                                    5,147        433,326
====================================================================

GENERAL MERCHANDISE STORES-1.50%

Family Dollar Stores, Inc.                     22,801        557,029
--------------------------------------------------------------------
Target Corp.                                    5,867        286,720
====================================================================
                                                             843,749
====================================================================

                        AIM V.I. DEMOGRAPHIC TRENDS FUND


                                               SHARES       VALUE
--------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-1.20%

Cardinal Health, Inc.                          10,458    $   672,763
====================================================================

HEALTH CARE EQUIPMENT-2.02%

Becton, Dickinson and Co.                      10,002        611,422
--------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                11,117        526,390
====================================================================
                                                           1,137,812
====================================================================

HEALTH CARE FACILITIES-0.72%

Manor Care, Inc.                                8,579        402,527
====================================================================

HEALTH CARE SERVICES-1.30%

Caremark Rx, Inc.                               8,482        422,997
--------------------------------------------------------------------
Omnicare, Inc.                                  6,513        308,847
====================================================================
                                                             731,844
====================================================================

HOME ENTERTAINMENT SOFTWARE-0.50%

Electronic Arts Inc.(a)                         6,595        283,849
====================================================================

HOUSEHOLD PRODUCTS-1.51%

Colgate-Palmolive Co.                           8,921        534,368
--------------------------------------------------------------------
Procter & Gamble Co. (The)                      5,693        316,531
====================================================================
                                                             850,899
====================================================================

HYPERMARKETS & SUPER CENTERS-0.80%

Costco Wholesale Corp.                          7,843        448,070
====================================================================

INDUSTRIAL CONGLOMERATES-1.90%

McDermott International, Inc.(a)                7,953        361,623
--------------------------------------------------------------------
Textron Inc.                                    7,660        706,099
====================================================================
                                                           1,067,722
====================================================================

INDUSTRIAL MACHINERY-0.56%

Parker Hannifin Corp.                           4,044        313,814
====================================================================

INTEGRATED OIL & GAS-1.43%

Occidental Petroleum Corp.                      7,832        803,172
====================================================================

INTERNET SOFTWARE & SERVICES-2.70%

eBay Inc.(a)                                   11,479        336,220
--------------------------------------------------------------------
Google Inc.-Class A(a)                          2,822      1,183,349
====================================================================
                                                           1,519,569
====================================================================

INVESTMENT BANKING & BROKERAGE-5.59%

Goldman Sachs Group, Inc. (The)                 6,791      1,021,570
--------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      13,571        943,999
--------------------------------------------------------------------
Morgan Stanley                                  4,790        302,776
--------------------------------------------------------------------
Schwab (Charles) Corp. (The)                   54,837        876,295
====================================================================
                                                           3,144,640
====================================================================

MANAGED HEALTH CARE-1.98%

Aetna Inc.                                     13,556        541,291
--------------------------------------------------------------------
Health Net Inc.(a)                             12,722        574,653
====================================================================
                                                           1,115,944
====================================================================

                                               SHARES       VALUE
--------------------------------------------------------------------


MOVIES & ENTERTAINMENT-0.74%

News Corp.-Class A                             21,669    $   415,611
====================================================================

MULTI-LINE INSURANCE-1.80%

Assurant, Inc.                                 12,775        618,310
--------------------------------------------------------------------
HCC Insurance Holdings, Inc.                   13,449        395,938
====================================================================
                                                           1,014,248
====================================================================

OIL & GAS EQUIPMENT & SERVICES-2.25%

Baker Hughes Inc.                               8,393        686,967
--------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                  9,158        579,885
====================================================================
                                                           1,266,852
====================================================================

OIL & GAS REFINING & MARKETING-1.02%

Valero Energy Corp.                             8,614        573,003
====================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.83%

JPMorgan Chase & Co.                           24,454      1,027,068
====================================================================

PHARMACEUTICALS-3.76%

Allergan, Inc.                                  6,589        706,736
--------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                   12,073        575,761
--------------------------------------------------------------------
Johnson & Johnson                               4,506        270,000
--------------------------------------------------------------------
Wyeth                                          12,618        560,365
====================================================================
                                                           2,112,862
====================================================================

RAILROADS-2.74%

Burlington Northern Santa Fe Corp.             11,313        896,555
--------------------------------------------------------------------
CSX Corp.                                       9,126        642,836
====================================================================
                                                           1,539,391
====================================================================

RESTAURANTS-1.80%

Burger King Holdings Inc.(a)                   15,591        245,558
--------------------------------------------------------------------
Darden Restaurants, Inc.                       11,541        454,716
--------------------------------------------------------------------
Ruby Tuesday, Inc.                             12,720        310,495
====================================================================
                                                           1,010,769
====================================================================

SEMICONDUCTORS-6.07%

Analog Devices, Inc.                           36,127      1,161,122
--------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)        25,952        762,989
--------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                4,981        220,808
--------------------------------------------------------------------
Microchip Technology Inc.                      24,373        817,714
--------------------------------------------------------------------
PMC-Sierra, Inc.(a)                            48,269        453,728
====================================================================
                                                           3,416,361
====================================================================

SOFT DRINKS-1.16%

PepsiCo, Inc.                                  10,842        650,954
====================================================================

SPECIALTY STORES-2.35%

Office Depot, Inc.(a)                          22,921        870,998
--------------------------------------------------------------------
PetSmart, Inc.                                 17,722        453,683
====================================================================
                                                           1,324,681
====================================================================

                        AIM V.I. DEMOGRAPHIC TRENDS FUND


                                               SHARES       VALUE
--------------------------------------------------------------------

SYSTEMS SOFTWARE-0.88%

Red Hat, Inc.(a)                               21,109    $   493,951
====================================================================

THRIFTS & MORTGAGE FINANCE-0.34%

MGIC Investment Corp.                           2,987        194,155
====================================================================
  Total Domestic Common Stocks (Cost
  $45,285,614)                                            48,028,926
====================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.78%

AUSTRALIA-1.36%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(b)                                   35,616        767,060
====================================================================

BRAZIL-1.05%

Companhia Vale do Rio Doce-ADR (Steel)         24,592        591,192
====================================================================

FINLAND-1.03%

Nokia Oyj-ADR (Communications Equipment)       28,560        578,625
====================================================================

JAPAN-2.53%

Fanuc Ltd. (Industrial Machinery)(b)            2,969        267,982
--------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)(b)                                     57        351,773
--------------------------------------------------------------------
Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(b)                             22,352        447,850
--------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(b)                    17,000        359,777
====================================================================
                                                           1,427,382
====================================================================

NETHERLANDS-0.54%

ASML Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                 14,987        303,037
====================================================================

                                               SHARES       VALUE
--------------------------------------------------------------------


SOUTH KOREA-0.75%

Kookmin Bank (Diversified Banks)(b)             5,080    $   420,493
====================================================================

SWITZERLAND-3.77%

ABB Ltd. (Heavy Electrical Equipment)          31,550        410,330
--------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)            10,415        561,577
--------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)            6,955      1,149,742
====================================================================
                                                           2,121,649
====================================================================

UNITED KINGDOM-1.75%

AstraZeneca PLC-ADR (Pharmaceuticals)           9,971        596,465
--------------------------------------------------------------------
Rio Tinto PLC (Diversified Metals &
  Mining)(b)                                    7,379        387,141
====================================================================
                                                             983,606
====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $6,493,316)                          7,193,044
====================================================================

MONEY MARKET FUNDS-2.02%

Liquid Assets Portfolio-Institutional
  Class(c)                                     567,668       567,668
--------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       567,668       567,668
====================================================================
    Total Money Market Funds (Cost
      $1,135,336)                                          1,135,336
====================================================================
TOTAL INVESTMENTS-100.17% (Cost $52,914,266)              56,357,306
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.17)%                        (95,982)
====================================================================
NET ASSETS-100.00%                                       $56,261,324
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $3,002,076, which represented 5.34% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $51,778,930)         $55,221,970
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,135,336)                                1,135,336
============================================================
    Total investments (cost $52,914,266)          56,357,306
============================================================
Foreign currencies, at value (cost $101,123)         101,796
------------------------------------------------------------
Receivables for:
  Investments sold                                   933,535
------------------------------------------------------------
  Fund shares sold                                    10,347
------------------------------------------------------------
  Dividends                                           34,403
------------------------------------------------------------
  Fund expenses absorbed                               4,023
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                24,908
============================================================
    Total assets                                  57,466,318
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,090,356
------------------------------------------------------------
  Fund shares reacquired                               4,834
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             29,736
------------------------------------------------------------
Accrued administrative services fees                  36,042
------------------------------------------------------------
Accrued distribution fees -- Series II                 6,436
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               174
------------------------------------------------------------
Accrued transfer agent fees                            1,140
------------------------------------------------------------
Accrued operating expenses                            36,276
============================================================
    Total liabilities                              1,204,994
============================================================
Net assets applicable to shares outstanding      $56,261,324
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $57,792,581
------------------------------------------------------------
Undistributed net investment income (loss)           (55,570)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies    (4,919,639)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                3,443,952
============================================================
                                                 $56,261,324
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $54,136,130
____________________________________________________________
============================================================
Series II                                        $ 2,125,194
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           8,970,799
____________________________________________________________
============================================================
Series II                                            355,764
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      6.03
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      5.97
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $12,251)                                        $   265,149
-------------------------------------------------------------
Dividends from affiliated money market funds           30,319
=============================================================
    Total investment income                           295,468
=============================================================

EXPENSES:

Advisory fees                                         246,536
-------------------------------------------------------------
Administrative services fees                          101,678
-------------------------------------------------------------
Custodian fees                                         13,925
-------------------------------------------------------------
Distribution fees -- Series II                          2,701
-------------------------------------------------------------
Transfer agent fees                                     6,650
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,135
-------------------------------------------------------------
Professional services fees                             22,102
-------------------------------------------------------------
Other                                                  12,534
=============================================================
    Total expenses                                    414,261
=============================================================
Less: Fees waived                                     (88,294)
=============================================================
    Net expenses                                      325,967
=============================================================
Net investment income (loss)                          (30,499)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized (loss) from:
  Investment securities (includes gains from
    securities sold to affiliates of $20,214)       8,344,018
-------------------------------------------------------------
  Foreign currencies                                   (5,365)
=============================================================
                                                    8,338,653
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (6,951,987)
-------------------------------------------------------------
  Foreign currencies                                    1,534
=============================================================
                                                   (6,950,453)
=============================================================
Net gain from investment securities and foreign
  currencies                                        1,388,200
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,357,701
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (30,499)    $   (536,433)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              8,338,653       21,400,058
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (6,950,453)     (16,311,733)
=============================================================================================
    Net increase in net assets resulting from operations         1,357,701        4,551,892
=============================================================================================
Share transactions-net:
  Series I                                                     (12,869,443)     (14,201,030)
---------------------------------------------------------------------------------------------
  Series II                                                         (3,850)     (67,782,840)
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (12,873,293)     (81,983,870)
=============================================================================================
    Net increase (decrease) in net assets                      (11,515,592)     (77,431,978)
=============================================================================================

NET ASSETS:

  Beginning of period                                           67,776,916      145,208,894
=============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(55,570) and $(25,071), respectively)   $ 56,261,324     $ 67,776,916
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Demographic Trends, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, A I M may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $2 billion                                                0.77%
---------------------------------------------------------------------
Over $2 billion                                                 0.72%
 ____________________________________________________________________
=====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $88,294.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things:

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $76,883 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $6,650.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $2,701.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                        UNREALIZED
                    VALUE          PURCHASES          PROCEEDS         APPRECIATION          VALUE         DIVIDEND      REALIZED
FUND               12/31/05         AT COST          FROM SALES       (DEPRECIATION)        06/30/06        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $329,174       $10,223,342       $ (9,984,848)         $    --          $  567,668       $15,118       $    --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                  --           700,483           (132,815)              --             567,668           250            --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             329,174        10,223,342        (10,552,516)              --                  --        14,951            --
===================================================================================================================================
  Total            $658,348       $21,147,167       $(20,670,179)         $    --          $1,135,336       $30,319       $    --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $217,476, which resulted in net realized gains of $20,214 and securities purchases of $3,137,823.

NOTE 5--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,885 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $2,838,512 of capital loss carryforward in the fiscal year ended December 31, 2006.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $   590,799
-----------------------------------------------------------------------------
December 31, 2010                                                 13,601,762
=============================================================================
Total capital loss carryforward                                  $14,192,561
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

    On April 28, 2006, 242,808 Series I shares valued at $10,126,974 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction, which resulted in a realized gain of $1,544,649 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized. Furthermore, the redemption may trigger limitations under the Internal Revenue Code and related regulations regarding the amount of capital loss carryforward available for future utilization by the Fund

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six month ended June 30, 2006 was $43,901,636 and $56,992,347, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 5,178,541
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,892,002)
===============================================================================
Net unrealized appreciation of investment securities               $ 3,286,539
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $53,070,767.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

NOTE 9--SHARE INFORMATION

                                             Changes in Shares Outstanding
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 Year ended
                                                                   JUNE 30, 2006(a)              December 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       895,056    $  5,396,941      3,629,070    $ 20,081,064
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                       48,993         302,090        483,710       2,637,149
=======================================================================================================================
Reacquired:
  Series I                                                    (2,887,620)    (18,266,384)    (6,149,473)    (34,282,094)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (49,652)       (305,940)   (12,475,751)    (70,419,989)
=======================================================================================================================
                                                              (1,993,223)   $(12,873,293)   (14,512,444)   $(81,983,870)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate account funding variable products that are invested in the Fund. The fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                               YEAR ENDED DECEMBER 31,
                                            JUNE 30,      -----------------------------------------------------------------------
                                              2006           2005              2004           2003         2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  5.99        $  5.64          $  5.21         $  3.79      $  5.59       $  8.21
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.00)         (0.02)(a)        (0.02)(a)(b)    (0.03)(a)    (0.03)(a)     (0.05)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.04           0.37             0.45            1.45        (1.77)        (2.57)
=================================================================================================================================
    Total from investment operations            0.04           0.35             0.43            1.42        (1.80)        (2.62)
=================================================================================================================================
Net asset value, end of period               $  6.03        $  5.99          $  5.64         $  5.21      $  3.79       $  5.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 0.67%          6.21%            8.25%          37.47%      (32.20)%      (31.91)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $54,136        $65,661          $76,040         $65,162      $26,747       $39,226
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.01%(d)       1.02%            1.18%           1.30%        1.30%         1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.29%(d)       1.15%            1.19%           1.30%        1.43%         1.44%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.09)%(d)     (0.36)%          (0.42)%(b)      (0.61)%      (0.67)%       (0.79)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        69%           113%             141%            139%         208%          144%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special
  (c)dividend are $(0.03) and (0.52)%, respectively.
     Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection
  (d)with a variable product, which if included would reduce total returns. Ratios are annualized and based on average daily net assets of
  (e)$62,387,246.
     Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                                                                                SERIES II
                                         ----------------------------------------------------------------------------------------
                                                                                                                 NOVEMBER 7, 2001
                                         SIX MONTHS                                                                (DATE SALES
                                           ENDED                      YEAR ENDED DECEMBER 31,                     COMMENCED) TO
                                          JUNE 30,       --------------------------------------------------        DECEMBER 31,
                                            2006          2005        2004           2003            2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 5.94        $ 5.60      $  5.19        $  3.78         $  5.58           $ 5.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.01)        (0.03)(a)    (0.03)(a)(b)   (0.03)(a)       (0.04)(a)        (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.04          0.37         0.44           1.44           (1.76)            0.26
=================================================================================================================================
    Total from investment operations         0.03          0.34         0.41           1.41           (1.80)            0.25
=================================================================================================================================
Net asset value, end of period             $ 5.97        $ 5.94      $  5.60        $  5.19         $  3.78           $ 5.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              0.50%         6.07%        7.90%         37.30%         (32.26)%           4.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $2,125        $2,116      $69,169        $59,358         $11,498           $3,552
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           1.26%(d)      1.27%        1.43%          1.45%           1.45%            1.45%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           1.54%(d)      1.40%        1.44%          1.55%           1.68%            1.61%(e)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.34)%(d)    (0.61)%      (0.67)%(b)     (0.76)%         (0.82)%          (0.85)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                     69%          113%         141%           139%            208%             144%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.77)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $2,178,834.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENT

The Board of Trustees of the Trust unanimously approved, on August 1, 2006, a Plan of Reorganization pursuant to which the Fund would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("Buying Fund"), a series of the Trust ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.

    The Plan of Reorganization requires approval of the Fund's shareholders. The Fund currently intends to submit the Plan of Reorganization to the shareholders for their consideration at a meeting to be held on or around October 31, 2006. Additional information regarding the Plan of Reorganization will be included in proxy materials to be mailed to shareholders for consideration. If the Plan of Reorganization is approved by the shareholders of the Fund and certain conditions required by the Plan of Reorganization are satisfied, the Reorganization is expected to become effective on or around November 6, 2006.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;
  - that certain AIM Funds inadequately employed fair value pricing;
  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                                              AIM V.I. DIVERSIFIED DIVIDEND FUND
                               Semiannual Report to Shareholders o June 30, 2006










                   AIM V.I. DIVERSIFIED DIVIDEND FUND seeks to provide growth of capital and secondarily, current income.








          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--



NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. DIVERSIFIED FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                We consider selling or trimming a
                                                                                        stock when it no longer meets our
======================================================================================  investment criteria, including when:
PERFORMANCE SUMMARY
                                          ============================================  o A stock reaches its target price.
The inception date for your Fund was
May 1, 2006. For the reporting period     FUND VS. INDEXES                              o The company's fundamental business
ending June 30, 2006, AIM V.I.                                                          prospects deteriorate.
Diversified Dividend Fund Series I        CUMULATIVE TOTAL RETURNS, 5/1/06-6/30/06,
shares excluding variable issuer charges  EXCLUDING VARIABLE PRODUCT ISSUER             o A more attractive opportunity presents
returned -2.30, while the Fund's          CHARGES. IF VARIABLE PRODUCT ISSUER           itself.
style-specific benchmark, the Russell     CHARGES WERE INCLUDED, RETURNS WOULD BE
1000 Index, posted -2.41%. Primary        LOWER.                                        MARKET CONDITIONS AND YOUR FUND
contributors to relative performance
were telecommunication services and       Series I Shares                      -2.30%   The first half of 2006 was the tale of
information technology.                                                                 two markets, but the same macroeconomic
                                          Series II Shares                     -2.40    themes defined them. The year started
                                                                                        off on a positive note with most major
                                          Standard & Poor's Composite Index             market indexes posting respectable
                                          of 500 Stocks (S&P 500 Index)                 gains. But the market turned as
                                          (Broad Market index)                 -2.34    investors became concerned over the
                                                                                        effects of higher interest rates and
                                          Russell 1000 Index                            inflation pressures. Unfortunately, the
                                          (Style-Specific Index)               -2.41    market downturn coincided with the
                                                                                        inception of your fund.
                                          Lipper Large-Cap Core Fund Index
                                          (Peer Group Index)                   -2.67       Also during the reporting period, the
                                                                                        U.S. Federal Reserve Board (the Fed)
                                          SOURCE: LIPPER INC.                           continued its tightening policy, raising
                                                                                        the key federal funds rate to 5.25% as
                                          ============================================  Ben Bernanke settled into his new role
======================================================================================  Fed chairman. During the first five months of 2006, the consumer price index
HOW WE INVEST                             and a rigorous buy-and-sell discipline.       rose 5.2% at a seasonally adjusted
                                                                                        annual rate, compared with a 3.4% rise
We focus on balancing long-term capital      We look for dividend-paying companies      for all of 2005. Higher interest rates
appreciation, dividend income and         with strong profitability, solid balance      also affected home sales, which showed
capital preservation. As part of an       sheets and capital allocation policies        signs of weakening during the first half
overall well-diversified asset            that support sustained or increasing          of the year.
allocation strategy, the Fund can serve   dividends and share repurchases. We then
as a cornerstone of large-cap core        apply fundamental research, including            The Fund benefited from positive
investments to complement more            financial statement analysis and              stock selection in telecommunication
aggressive value and growth investments.  meetings with companies' management to        services. The sector performed well,
                                          determine a fair valuation with an            returning to more stable growth.
   We seek undervalued companies that     estimated two-year price target for each      Performance was driven by the Fund's
are returning capital to shareholders     stock. Finally, we select companies we
via dividends and share repurchases. All  believe will provide the best
stocks in the portfolio pay a dividend.   combination of dividend income, price
We manage risk through a valuation        appreciation and the potential for lower
framework, careful stock selection        risk.

========================================  ============================================  ============================================

PORTFOLIO COMPOSITION                     TOP 5 INDUSTRIES                              TOP 10 EQUITY HOLDINGS

By sector                                 1. Pharmaceuticals                     10.2%   1. AT&T                              2.8%

Financials                         18.8%  2. Aerospace & Defense                  4.7    2. United Technologies Corp.         2.5

Consumer Discretionary             13.6   3. Integrated Oil & Gas                 4.5    3. General Electric Co.              2.5

Health Care                        13.2   4. Regional Banks                       4.1    4. Emerson Electric Co.              2.5

Industrials                        12.1   5. Apparel Retail                       3.3    5. Johnson & Johnson                 2.3

Consumer Staples                   10.0                                                  6. Limited Brands, Inc.              2.1

Information Technology              9.7   TOTAL NET ASSETS               $1.0 MILLION    7. Pfizer Inc.                       1.9
                                          TOTAL NUMBER OF HOLDINGS                 78
Energy                              5.0                                                  8. Illinois Tool Works Inc.          1.8

Utilities                           4.6                                                  9. International Business
                                                                                            Machines Corp.                    1.7
Materials                           4.1
                                                                                        10. Altria Group, Inc.                1.7
Telecommunication Services          2.8

Other Assets Less Liabilities       6.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

========================================  ============================================  ============================================

AIM V.I. DIVERSIFIED DIVIDEND FUND

investment in AT&T, which is in the        underweight position in the sector                               MEGGAN M. WALSH,
process of merging with BellSouth. Using   relative to the style-specific benchmark                         Chartered Financial
its strong balance sheet, AT&T announced   helped Fund performance, TEXAS                     [WALSH        Analyst, senior
plans for large share repurchases over     INSTRUMENTS was a detractor. Although no           PHOTO]        portfolio manager, is
the next few years and projects a          company-specific events led to share                             manager of AIM V.I.
positive earnings growth outlook.          price decline during the reporting                               Diversified Dividend
                                           period, the stock sold off in sympathy                           Fund. She has been in
   The Fund's holdings in specialty        with the semiconductor industry over          the investment industry since 1987, and
retail performed well, despite weakness    fears of a slowdown in the wireless           she joined AIM in 1991. Ms. Walsh earned
in the industry. One of the key            vertical, the company's largest end           a B.S. in finance from the University of
contributors to performance was VF         market.                                       Maryland and an M.B.A. from Loyola.
CORPORATION (VFC), which enjoyed strong
results during the second quarter.            At the end of the reporting period,        Assisted by the Diversified Dividend Team
Earnings were reported at the high end     the impact of market movements and
of their guidance, revenues were up more   allocation decisions resulted in slight
than 5% and operating margins were 40      overweight positions in consumer
basis points higher due to reductions of   discretionary and consumer staples
expenses. VFC's most profitable            relative to the fund's style-specific
division, Jeanswear, has strengthened      benchmark. The Fund had underweight
market share through sales of its          exposures to the energy and IT sectors
Lee--Registered Trademark-- and            relative to the benchmark.
Wrangler--Registered Trademark-- brands.
As part of an ongoing effort to return     IN CLOSING
value to shareholders, the company
recently announced a 90% increase to its   It is important to note that we
quarterly dividend.                        continually strive to provide a fund
                                           that offers dividend income, capital
          The Fund can serve as            appreciation and capital preservation
        a cornerstone of large-            for long-term investors. We also seek to
        cap core investments to            manage a core equity fund that
             complement more               complements more aggressive growth and
          aggressive value and             value allocations within your overall
          growth investments.              portfolio. Thank you for investing in
                                           AIM V.I. Diversified Dividend Fund.
   The consumer discretionary sector did
not perform well during the reporting      THE VIEWS AND OPINIONS EXPRESSED IN
period due to continued investor concern   MANAGEMENT'S DISCUSSION OF FUND
about the sustainability of consumer       PERFORMANCE ARE THOSE OF A I M ADVISORS,
spending and inflation pressures. A        INC. THESE VIEWS AND OPINIONS ARE
detractor from Fund performance was OSI    SUBJECT TO CHANGE AT ANY TIME BASED ON
RESTAURANT PARTNERS INC., whose            FACTORS SUCH AS MARKET AND ECONOMIC
approximately 1,300 locations include      CONDITIONS. THESE VIEWS AND OPINIONS MAY
its core Outback Steakhouse and other      NOT BE RELIED UPON AS INVESTMENT ADVICE
smaller concept chains Carrabba's,         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
Bonefish and Flemings. The company         PARTICULAR SECURITY. THE INFORMATION IS
reported disappointing same-store sales    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
for the Outback locations, while the       OF ANY MARKET, COUNTRY, INDUSTRY,
other chains remained stronger during      SECURITY OR THE FUND. STATEMENTS OF FACT
the period. Management acknowledged        ARE FROM SOURCES CONSIDERED RELIABLE,
problems at Outback restaurants and        BUT A I M ADVISORS, INC. MAKES NO
focused on improving sales. Small signs    REPRESENTATION OR WARRANTY AS TO THEIR
of success have been offset by slowing     COMPLETENESS OR ACCURACY. ALTHOUGH
customer spending due to rising energy     HISTORICAL PERFORMANCE IS NO GUARANTEE
prices and a weaker economy in the         OF FUTURE RESULTS, THESE INSIGHTS MAY                  [RIGHT ARROW GRAPHIC]
Midwest.                                   HELP YOU UNDERSTAND OUR INVESTMENT
                                           MANAGEMENT PHILOSOPHY.                        FOR A DISCUSSION OF THE RISKS OF
   Information technology (IT) was the                                                   INVESTING IN YOUR FUND, INDEXES USED IN
worst-performing sector for the period.                                                  THIS REPORT AND YOUR FUND'S PERFORMANCE,
While our                                                                                PLEASE TURN TO PAGE 4.

AIM V.I. DIVERSIFIED DIVIDEND FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================

CUMULATIVE TOTAL RETURNS                  FUND EXPENSES, REINVESTED DISTRIBUTIONS       AND FEES, WHICH ARE DETERMINED BY THE
                                          AND CHANGES IN NET ASSET VALUE.               VARIABLE PRODUCT ISSUERS, WILL VARY AND
As of 6/30/06                             INVESTMENT RETURN AND PRINCIPAL VALUE         WILL LOWER THE TOTAL RETURN.
                                          WILL FLUCTUATE SO THAT YOU MAY HAVE A
SERIES I SHARES                           GAIN OR LOSS WHEN YOU SELL SHARES.               PER NASD REQUIREMENTS, THE MOST
                                                                                        RECENT MONTH-END PERFORMANCE DATA AT THE
Inception (5/1/06)                -2.30%     AIM V.I. DIVERSIFIED DIVIDEND FUND, A      FUND LEVEL, EXCLUDING VARIABLE PRODUCT
                                          SERIES PORTFOLIO OF AIM VARIABLE              CHARGES, IS AVAILABLE ON THIS AIM
SERIES II SHARES                          INSURANCE FUNDS, IS CURRENTLY OFFERED         AUTOMATED INFORMATION LINE,
                                          THROUGH INSURANCE COMPANIES ISSUING           866-702-4402. AS MENTIONED ABOVE, FOR
Inception (5/1/06)                -2.40%  VARIABLE PRODUCTS. YOU CANNOT PURCHASE        THE MOST RECENT MONTH-END PERFORMANCE
                                          SHARES OF THE FUND DIRECTLY.                  INCLUDING VARIABLE PRODUCT CHARGES,
========================================                                                PLEASE CONTACT YOUR VARIABLE PRODUCT
                                             PERFORMANCE FIGURES GIVEN REPRESENT        ISSUER OR FINANCIAL ADVISOR.
THE PERFORMANCE OF THE FUND'S SERIES I    THE FUND AND ARE NOT INTENDED TO REFLECT
AND SERIES II SHARE CLASSES WILL DIFFER   ACTUAL VARIABLE PRODUCT VALUES. THEY DO          HAD THE ADVISOR NOT WAIVED FEES
PRIMARILY DUE TO DIFFERENT CLASS          NOT REFLECT SALES CHARGES, EXPENSES AND       AND/OR REIMBURSED EXPENSES, PERFORMANCE
EXPENSES.                                 FEES ASSESSED IN CONNECTION WITH A            WOULD HAVE BEEN LOWER.
                                          VARIABLE PRODUCT. SALES CHARGES,
   THE PERFORMANCE DATA QUOTED REPRESENT  EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE CONTACT YOUR VARIABLE PRODUCT
ISSUER OR FINANCIAL ADVISOR FOR THE MOST
RECENT MONTH-END VARIABLE PRODUCT
PERFORMANCE. PERFORMANCE FIGURES REFLECT


PRINCIPAL RISKS OF INVESTING IN THE FUND     The Fund can invest up to 20% of its       OTHER INFORMATION
                                          assets in master limited partnerships
The Fund may invest up to 25% of its      which are generally less liquid than          The returns shown in the management's
assets in the securities of non-U.S.      other types of equity securities.             discussion of Fund performance are based
issuers that involve risks not                                                          on net asset values calculated for
associated with investing solely in the   ABOUT INDEXES USED IN THIS REPORT             shareholder transactions. Generally
United States. These include risks                                                      accepted accounting principles require
relating to fluctuations in the value of  The unmanaged STANDARD & POOR'S               adjustments to be made to the net assets
the U.S. dollar relative to the values    COMPOSITE INDEX OF 500 STOCKS (the            of the Fund at period end for financial
of other currencies, the custody          S&P 500--Registered Trademark-- Index)        reporting purposes, and as such, the net
arrangements made for the Fund's foreign  is an index of common stocks frequently       asset values for shareholder
holdings, differences in accounting,      used as a general measure of U.S. stock       transactions and the returns based on
political risks and the lesser degree of  market performance.                           those net asset values may differ from
public information required to be                                                       the net asset values and returns
provided by non-U.S. companies.              The unmanaged LIPPER LARGE-CAP CORE        reported in the Financial Highlights.
                                          FUND INDEX represents an average of the       Additionally, the returns and net asset
   Rising interest rates will affect the  performance of the 30 largest                 values shown throughout this report are
performance of the Fund's investments in  large-capitalization core equity funds        at the Fund level only and do not
debt securities.                          tracked by Lipper Inc., an independent        include variable product issuer charges.
                                          mutual fund performance monitor.              If such charges were included, the total
   The Fund invests in synthetic                                                        returns would be lower.
instruments, the value of which may not      The unmanaged RUSSELL
correlate perfectly with the overall      1000--Registered Trademark-- INDEX               Industry classifications used in this
securities markets. Rising interest       represents the performance of the stocks      report are generally according to the
rates and market price fluctuations will  of large-capitalization companies.            Global Industry Classification Standard,
affect the performance of the Fund's                                                    which was developed by and is the
investments in synthetic instruments.        The Fund is not managed to track the       exclusive property and a service mark of
                                          performance of any particular index,          Morgan Stanley Capital International
   The Fund invests in repurchase         including the indexes defined here, and       Inc. and Standard & Poor's.
agreements which are subject to the risk  consequently, the performance of the
that the seller of such agreements may    Fund may deviate significantly from the
default or declare bankruptcy, which may  performance of the indexes.
result in a decline in security values,
reduced income levels and additional         A direct investment cannot be made in
expenses.                                 an index. Unless otherwise indicated,
                                          index results include reinvested
   The values of the convertible          dividends, and they do not reflect sales
securities will be affected by market     charges. Performance of an index of
interest rates, and the value of the      funds reflects fund expenses;
underlying common stock into which these  performance of a market index does not.
securities may be converted.

AIM V.I. DIVERSIFIED DIVIDEND FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                   ACTUAL EXPENSES                               ratio and an assumed rate of return of
                                                                                        5% per year before expenses, which is
As a shareholder of the Fund, you incur   The table below provides information          not the Fund's actual return. The Fund's
ongoing costs, including management       about actual account values and actual        actual cumulative total returns at net
fees; distribution and/or service fees    expenses. You may use the information in      asset value after expenses for the
(12b-1); and other Fund expenses. This    this table, together with the amount you      period ended June 30, 2006, appear in
example is intended to help you           invested, to estimate the expenses that       the table "Fund vs. Indexes" on page 2.
understand your ongoing costs (in         you paid over the period. Simply divide
dollars) of investing in the Fund and to  your account value by $1,000 (for                THE HYPOTHETICAL ACCOUNT VALUES AND
compare these costs with ongoing costs    example, an $8,600 account value divided      EXPENSES MAY NOT BE USED TO ESTIMATE THE
of investing in other mutual funds. The   by $1,000 = 8.6), then multiply the           ACTUAL ENDING ACCOUNT BALANCE OR
actual ending account value and expenses  result by the number in the table under       EXPENSES YOU PAID FOR THE PERIOD. YOU
of Series I and Series II shares in the   the heading entitled "Actual Expenses         MAY USE THIS INFORMATION TO COMPARE THE
below example are based on an investment  Paid During Period" to estimate the           ONGOING COSTS OF INVESTING IN THE FUND
of $1,000 invested on May 1, 2006, (the   expenses you paid on your account during      AND OTHER FUNDS. TO DO SO, COMPARE THIS
date the share classes commenced          this period (May 1, 2006, through June        5% HYPOTHETICAL EXAMPLE WITH THE 5%
operations) and held through June 30,     30, 2006 for Series I and II). Because        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
2006. The hypothetical ending account     the actual ending account value and           SHAREHOLDER REPORTS OF THE OTHER FUNDS.
value and expenses of Series I and        expense information in the example is
Series II shares in the below example     not based upon a six month period, the           Please note that the expenses shown
are based on an investment of $1,000      ending account value and expense              in the table are meant to highlight your
invested at the beginning of the period   information may not provide a meaningful      ongoing costs. Therefore, the
and held for the entire six month period  comparison to mutual funds that provide       hypothetical information is useful in
January 1, 2006, through June 30, 2006.   such information for a full six month         comparing ongoing costs, and will not
                                          period.                                       help you determine the relative total
   The actual and hypothetical expenses                                                 costs of owning different funds.
in the examples below do not represent    HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses  COMPARISON PURPOSES assessed in connection with a variable
product; if they did, the expenses shown  The table below also provides would be higher while the ending account  information about hypothetical account
values shown would be lower.              values and hypothetical expenses based
                                          on the Fund's actual expense


====================================================================================================================================

                                                  ACTUAL                     HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING            EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE          ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)        PERIOD(2)      (6/30/06)            PERIOD(3)         RATIO
Series I         $1,000.00            $977.00            $1.65         $1,019.84             $5.01            1.00%
Series II         1,000.00             976.00             2.06          1,018.60              6.26            1.25




(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, (date operations commenced) through June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 61 (May 1, 2006 (date operations commenced) through June 30, 2006)/365. Because the shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Series I and Series II shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIM V.I. DIVERSIFIED DIVIDEND FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Variable     o The nature and extent of the advisory       o Fees relative to those of comparable
Insurance Funds (the "Board") oversees    services to be provided by AIM. The           funds with other advisors. The Board
the management of AIM V.I. Diversified    Board reviewed the services to be             reviewed the advisory fee rate for the
Dividend Fund (the "Fund") and, as        provided by AIM under the Advisory            Fund under the Advisory Agreement. The
required by law, determines annually      Agreement. Based on such review, the          Board compared effective contractual
whether to approve the continuance of     Board concluded that the range of             advisory fee rates at a common asset
the Fund's advisory agreement with A I M  services to be provided by AIM under the      level at the end of the past calendar
Advisors, Inc. ("AIM"). Based upon the    Advisory Agreement was appropriate and        year and noted that the Fund's rate was
recommendation of the Investments         that AIM currently is providing services      above the median rate of the funds
Committee of the Board, at a meeting      in accordance with the terms of the           advised by other advisors with
held on June 27, 2006, the Board,         Advisory Agreement.                           investment strategies comparable to
including all of the independent                                                        those of the Fund that the Board
trustees, approved the continuance of     o The quality of services to be provided      reviewed. The Board noted that AIM has
the advisory agreement (the "Advisory     by AIM. The Board reviewed the                agreed to limit the Fund's total annual
Agreement") between the Fund and AIM for  credentials and experience of the             operating expenses, as discussed below.
another year, effective July 1, 2006.     officers and employees of AIM who will        The Board also considered the fact that
                                          provide investment advisory services to       AIM set the proposed advisory fees for
   The Board considered the factors       the Fund. In reviewing the                    the Fund based upon the median effective
discussed below in evaluating the         qualifications of AIM to provide              management fee rate (comprised of
fairness and reasonableness of the        investment advisory services, the Board       advisory fees plus, in some cases,
Advisory Agreement at the meeting on      considered such issues as AIM's               administrative fees) at various asset
June 27, 2006 and as part of the Board's  portfolio and product review process,         levels of competitor mutual funds with
ongoing oversight of the Fund. In their   various back office support functions         investment strategies comparable to
deliberations, the Board and the          provided by AIM and AIM's equity and          those of the Fund. In addition, the
independent trustees did not identify     fixed income trading operations. Based        Board noted that the proposed advisory
any particular factor that was            on the review of these and other              fees for the Fund are equal to the
controlling, and each trustee attributed  factors, the Board concluded that the         uniform fee schedule that applies to
different weights to the various          quality of services to be provided by         other mutual funds advised by AIM with
factors.                                  AIM was appropriate and that AIM              investment strategies comparable to
                                          currently is providing satisfactory           those of the Fund, which uniform fee
   One responsibility of the independent  services in accordance with the terms of      schedule includes breakpoints and is
Senior Officer of the Fund is to manage   the Advisory Agreement.                       based on net asset levels. Based on this
the process by which the Fund's proposed                                                review, the Board concluded that the
management fees are negotiated to ensure  o The performance of the Fund relative        advisory fee rate for the Fund under the
that they are negotiated in a manner      to comparable funds. Not applicable           Advisory Agreement was fair and
which is at arms' length and reasonable.  because the Fund has not been in              reasonable.
To that end, the Senior Officer must      operation for a full calendar year.
either supervise a competitive bidding                                                  o Expense limitations and fee waivers.
process or prepare an independent         o The performance of the Fund relative        The Board noted that AIM has
written evaluation. The Senior Officer    to indices. Not applicable because the        contractually agreed to waive fees
has recommended an independent written    Fund has not been in operation for a          and/or limit expenses of the Fund
evaluation in lieu of a competitive       full calendar year.                           through April 30, 2008 in an amount
bidding process and, upon the direction                                                 necessary to limit total annual
of the Board, has prepared such an        o Meetings with the Fund's portfolio          operating expenses to a specified
independent written evaluation. Such      managers and investment personnel. With       percentage of average daily net assets
written evaluation also considered        respect to the Fund, the Board is             for each class of the Fund. The Board
certain of the factors discussed below.   meeting periodically with such Fund's         considered the contractual nature of
In addition, as discussed below, the      portfolio managers and/or other               this fee waiver/expense limitation and
Senior Officer made a recommendation to   investment personnel and believes that        noted that it remains in effect until
the Board in connection with such         such individuals are competent and able       April 30, 2008. The Board considered the
written evaluation.                       to continue to carry out their                effect these fee waivers/expense
                                          responsibilities under the Sub-Advisory       limitations would have on the Fund's
   The discussion below serves as a       Agreement.                                    estimated expenses and concluded that
summary of the Senior Officer's                                                         the levels of fee waivers/expense
independent written evaluation and        o Overall performance of AIM. Not             limitations for the Fund were fair and
recommendation to the Board in            applicable because the Fund has not been      reasonable.
connection therewith, as well as a        in operation for a full calendar year.
discussion of the material factors and                                                  o Breakpoints and economies of scale.
the conclusions with respect thereto      o Fees relative to those of clients of        The Board reviewed the structure of the
that formed the basis for the Board's     AIM with comparable investment                Fund's advisory fee under the Advisory
approval of the Advisory Agreement.       strategies. The Board reviewed the            Agreement, noting that it contains seven
After consideration of all of the         effective advisory fee rate (before           breakpoints. The Board reviewed the
factors below and based on its informed   waivers) for the Fund under the Advisory      level of the Fund's advisory fees, and
business judgment, the Board determined   Agreement. The Board noted that this          noted that such fees, as a percentage of
that the Advisory Agreement is in the     rate was comparable to the effective          the Fund's net assets, would decrease as
best interests of the Fund and its        advisory fee rates (before waivers) for       net assets increase because the Advisory
shareholders and that the compensation    two mutual funds advised by AIM with          Agreement includes breakpoints. The
to AIM under the Advisory Agreement is    investment strategies comparable to           Board noted that, due to the Fund's
fair and reasonable and would have been   those of the Fund. The Board noted that       current asset levels and the way in
obtained through arm's length             AIM has agreed to limit the Fund's total      which the advisory fee breakpoints have
negotiations.                             annual operating expenses, as discussed       been structured, the Fund has yet to
                                          below. Based on this review, the Board        benefit from the breakpoints. The Board
   Unless otherwise stated, information   concluded that the advisory fee rate for      concluded that the Fund's fee levels
presented below is as of June 27, 2006    the Fund under the Advisory Agreement         under the Advisory Agreement therefore
and does not reflect any changes that     was fair and reasonable.                      would reflect economies of scale at
may have occurred since June 27, 2006,                                                  higher asset levels and that it was not
including but not limited to changes to                                                 necessary to change the advisory fee
the Fund's performance, advisory fees,                                                  breakpoints in the Fund's advisory fee
expense limitations and/or fee waivers.                                                 schedule.


                                                                                                                     (continued)

AIM V.I. DIVERSIFIED DIVIDEND FUND


o Investments in affiliated money market  o Benefits of soft dollars to AIM. The
funds. The Board also took into account   Board considered the benefits realized
the fact that uninvested cash and cash    by AIM as a result of brokerage
collateral from securities lending        transactions executed through "soft
arrangements, if any (collectively,       dollar" arrangements. Under these
"cash balances") of the Fund may be       arrangements, brokerage commissions paid
invested in money market funds advised    by the Fund and/or other funds advised
by AIM pursuant to the terms of an SEC    by AIM are used to pay for research and
exemptive order. The Board found that     execution services. This research may be
the Fund may realize certain benefits     used by AIM in making investment
upon investing cash balances in AIM       decisions for the Fund. The Board
advised money market funds, including a   concluded that such arrangements were
higher net return, increased liquidity,   appropriate.
increased diversification or decreased
transaction costs. The Board also found   o AIM's financial soundness in light of
that the Fund will not receive reduced    the Fund's needs. The Board considered
services if it invests its cash balances  whether AIM is financially sound and has
in such money market funds. The Board     the resources necessary to perform its
noted that, to the extent the Fund        obligations under the Advisory
invests uninvested cash in affiliated     Agreement, and concluded that AIM has
money market funds, AIM has voluntarily   the financial resources necessary to
agreed to waive a portion of the          fulfill its obligations under the
advisory fees it receives from the Fund   Advisory Agreement.
attributable to such investment. The
Board further determined that the         o Historical relationship between the
proposed securities lending program and   Fund and AIM. In determining whether to
related procedures with respect to the    approve the Advisory Agreement for the
lending Fund is in the best interests of  Fund, the Board also considered the
the lending Fund and its respective       prior relationship between AIM and the
shareholders. The Board therefore         Fund, as well as the Board's knowledge
concluded that the investment of cash     of AIM's operations, and concluded that
collateral received in connection with    it was beneficial to maintain the
the securities lending program in the     current relationship, in part, because
money market funds according to the       of such knowledge. The Board also
procedures is in the best interests of    reviewed the general nature of the
the lending Fund and its respective       non-investment advisory services
shareholders.                             currently performed by AIM and its
                                          affiliates, such as administrative,
o Independent written evaluation and      transfer agency and distribution
recommendations of the Fund's Senior      services, and the fees received by AIM
Officer. The Board noted that, upon       and its affiliates for performing such
their direction, the Senior Officer of    services. In addition to reviewing such
the Fund, who is independent of AIM and   services, the trustees also considered
AIM's affiliates, had prepared an         the organizational structure employed by
independent written evaluation in order   AIM and its affiliates to provide those
to assist the Board in determining the    services. Based on the review of these
reasonableness of the proposed            and other factors, the Board concluded
management fees of the AIM Funds,         that AIM and its affiliates were
including the Fund. The Board noted that  qualified to continue to provide
the Senior Officer's written evaluation   non-investment advisory services to the
had been relied upon by the Board in      Fund, including administrative, transfer
this regard in lieu of a competitive      agency and distribution services, and
bidding process. In determining whether   that AIM and its affiliates currently
to continue the Advisory Agreement for    are providing satisfactory
the Fund, the Board considered the        non-investment advisory services.
Senior Officer's written evaluation.
                                          o Other factors and current trends. The
o Profitability of AIM and its            Board considered the steps that AIM and
affiliates. The Board reviewed            its affiliates have taken over the last
information concerning the profitability  several years, and continue to take, in
of AIM's (and its affiliates')            order to improve the quality and
investment advisory and other activities  efficiency of the services they provide
and its financial condition. The Board    to the Funds in the areas of investment
considered the overall profitability of   performance, product line
AIM. The Board noted that AIM's           diversification, distribution, fund
operations remain profitable, although    operations, shareholder services and
increased expenses in recent years have   compliance. The Board concluded that
reduced AIM's profitability. Based on     these steps taken by AIM have improved,
the review of the profitability of AIM's  and are likely to continue to improve,
and its affiliates' investment advisory   the quality and efficiency of the
and other activities and its financial    services AIM and its affiliates provide
condition, the Board concluded that the   to the Fund in each of these areas, and
compensation to be paid by the Fund to    support the Board's approval of the
AIM under its Advisory Agreement was not  continuance of the Advisory Agreement
excessive.                                for the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES    VALUE
----------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.86%

AEROSPACE & DEFENSE-4.69%

Honeywell International Inc.                    180     $  7,254
----------------------------------------------------------------
Raytheon Co.                                    310       13,816
----------------------------------------------------------------
United Technologies Corp.                       390       24,734
================================================================
                                                          45,804
================================================================

APPAREL RETAIL-3.27%

Limited Brands, Inc.                            810       20,728
----------------------------------------------------------------
TJX Cos., Inc. (The)                            490       11,201
================================================================
                                                          31,929
================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.11%

V.F. Corp.                                      160       10,867
================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.70%

Bank of New York Co., Inc. (The)                250        8,050
----------------------------------------------------------------
Federated Investors, Inc.-Class B               230        7,245
----------------------------------------------------------------
State Street Corp.                              190       11,037
================================================================
                                                          26,332
================================================================

AUTO PARTS & EQUIPMENT-1.18%

Johnson Controls, Inc.                          140       11,511
================================================================

BREWERS-1.45%

Anheuser-Busch Cos., Inc.                       310       14,133
================================================================

CASINOS & GAMING-1.05%

International Game Technology                   270       10,244
================================================================

COMPUTER HARDWARE-3.26%

Hewlett-Packard Co.                             470       14,890
----------------------------------------------------------------
International Business Machines Corp.           220       16,900
================================================================
                                                          31,790
================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.13%

Automatic Data Processing, Inc.                 250       11,338
----------------------------------------------------------------
First Data Corp.                                211        9,503
================================================================
                                                          20,841
================================================================

DISTRIBUTORS-0.68%

Genuine Parts Co.                               160        6,666
================================================================

DIVERSIFIED BANKS-1.25%

U.S. Bancorp                                    220        6,794
----------------------------------------------------------------
Wachovia Corp.                                  100        5,408
================================================================
                                                          12,202
================================================================

                                               SHARES    VALUE
----------------------------------------------------------------


DIVERSIFIED CHEMICALS-1.48%

E. I. du Pont de Nemours and Co.                220     $  9,152
----------------------------------------------------------------
PPG Industries, Inc.                             80        5,280
================================================================
                                                          14,432
================================================================

DRUG RETAIL-0.83%

Walgreen Co.                                    180        8,071
================================================================

ELECTRIC UTILITIES-2.61%

American Electric Power Co., Inc.               380       13,015
----------------------------------------------------------------
Exelon Corp.                                    220       12,503
================================================================
                                                          25,518
================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.49%

Emerson Electric Co.                            290       24,305
================================================================

FOREST PRODUCTS-1.02%

Weyerhaeuser Co.                                160        9,960
================================================================

GENERAL MERCHANDISE STORES-1.15%

Target Corp.                                    230       11,240
================================================================

HEALTH CARE EQUIPMENT-3.02%

Baxter International Inc.                       260        9,558
----------------------------------------------------------------
Medtronic, Inc.                                 300       14,076
----------------------------------------------------------------
Stryker Corp.                                   140        5,895
================================================================
                                                          29,529
================================================================

HOME IMPROVEMENT RETAIL-1.10%

Home Depot, Inc. (The)                          300       10,737
================================================================

HOUSEHOLD APPLIANCES-0.75%

Snap-on Inc.                                    180        7,276
================================================================

HOUSEHOLD PRODUCTS-2.19%

Colgate-Palmolive Co.                           120        7,188
----------------------------------------------------------------
Kimberly-Clark Corp.                            230       14,191
================================================================
                                                          21,379
================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                           190        9,152
================================================================

INDUSTRIAL CONGLOMERATES-2.50%

General Electric Co.                            740       24,390
================================================================

INDUSTRIAL GASES-0.77%

Praxair, Inc.                                   140        7,560
================================================================

INDUSTRIAL MACHINERY-2.42%

Illinois Tool Works Inc.                        360       17,100
----------------------------------------------------------------
Pentair, Inc.                                   190        6,496
================================================================
                                                          23,596
================================================================

                       AIM V.I. DIVERSIFIED DIVIDEND FUND


                                               SHARES    VALUE
----------------------------------------------------------------

INSURANCE BROKERS-1.16%

Marsh & McLennan Cos., Inc.                     420     $ 11,294
================================================================

INTEGRATED OIL & GAS-4.50%

Eni S.p.A. (Italy)(a)                           200        5,884
----------------------------------------------------------------
Exxon Mobil Corp.                               230       14,111
----------------------------------------------------------------
Occidental Petroleum Corp.                      150       15,382
----------------------------------------------------------------
Total S.A.-ADR (France)                         130        8,518
================================================================
                                                          43,895
================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.80%

AT&T Inc.                                       980       27,332
================================================================

INVESTMENT BANKING & BROKERAGE-2.16%

Merrill Lynch & Co., Inc.                       130        9,043
----------------------------------------------------------------
Morgan Stanley                                  190       12,010
================================================================
                                                          21,053
================================================================

MULTI-LINE INSURANCE-0.82%

Genworth Financial Inc.-Class A                 230        8,013
================================================================

MULTI-UTILITIES-2.00%

Dominion Resources, Inc.                        170       12,714
----------------------------------------------------------------
Wisconsin Energy Corp.                          170        6,851
================================================================
                                                          19,565
================================================================

OIL & GAS DRILLING-0.53%

GlobalSantaFe Corp.                              90        5,197
================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.47%

Bank of America Corp.                           220       10,582
----------------------------------------------------------------
Citigroup Inc.                                  280       13,507
================================================================
                                                          24,089
================================================================

PACKAGED FOODS & MEATS-2.18%

General Mills, Inc.                             300       15,498
----------------------------------------------------------------
Sara Lee Corp.                                  360        5,767
================================================================
                                                          21,265
================================================================

PHARMACEUTICALS-10.15%

Abbott Laboratories                             360       15,700
----------------------------------------------------------------
Bristol-Myers Squibb Co.                        300        7,758
----------------------------------------------------------------
Johnson & Johnson                               370       22,170
----------------------------------------------------------------
Lilly (Eli) and Co.                             290       16,028
----------------------------------------------------------------
Merck & Co. Inc.                                190        6,922
----------------------------------------------------------------
Pfizer Inc.                                     770       18,072
----------------------------------------------------------------

                                               SHARES    VALUE
----------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

Wyeth                                           280     $ 12,435
================================================================
                                                          99,085
================================================================

PROPERTY & CASUALTY INSURANCE-2.31%

MBIA Inc.                                       180       10,539
----------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)             270       12,037
================================================================
                                                          22,576
================================================================

PUBLISHING-1.26%

Gannett Co., Inc.                               220       12,305
================================================================

REGIONAL BANKS-4.11%

Fifth Third Bancorp                             450       16,627
----------------------------------------------------------------
North Fork Bancorp., Inc.                       350       10,560
----------------------------------------------------------------
SunTrust Banks, Inc.                            170       12,964
================================================================
                                                          40,151
================================================================

RESTAURANTS-0.92%

OSI Restaurant Partners, Inc.                   260        8,996
================================================================

SEMICONDUCTORS-2.69%

Linear Technology Corp.                         440       14,736
----------------------------------------------------------------
Texas Instruments Inc.                          380       11,510
================================================================
                                                          26,246
================================================================

SOFT DRINKS-0.66%

Coca-Cola Co. (The)                             150        6,453
================================================================

SPECIALIZED CONSUMER SERVICES-1.08%

H&R Block, Inc.                                 440       10,498
================================================================

SPECIALTY CHEMICALS-0.87%

Ecolab Inc.                                     210        8,522
================================================================

SYSTEMS SOFTWARE-1.62%

Microsoft Corp.                                 680       15,844
================================================================

THRIFTS & MORTGAGE FINANCE-1.80%

Fannie Mae                                      210       10,101
----------------------------------------------------------------
Hudson City Bancorp, Inc.                       560        7,465
================================================================
                                                          17,566
================================================================

TOBACCO-1.73%

Altria Group, Inc.                              230       16,889
================================================================
TOTAL INVESTMENTS-93.86%
  (Cost $940,482)                                        916,298
----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-6.14%                       59,993
----------------------------------------------------------------
NET ASSETS-100.00%                                      $976,291
________________________________________________________________
================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2006 represented 0.60% of the Fund's Net Assets. See Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. DIVERSIFIED DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $940,482)             $  916,298
------------------------------------------------------------
Foreign currencies, at value (cost $120)                 121
------------------------------------------------------------
Cash                                                  54,303
------------------------------------------------------------
Receivables for:
  Investments sold                                     6,831
------------------------------------------------------------
  Dividends                                            1,488
------------------------------------------------------------
  Fund expenses absorbed                              26,274
============================================================
    Total assets                                   1,005,315
____________________________________________________________
============================================================

LIABILITIES:

Payables for Investments purchased                       909
------------------------------------------------------------
Accrued administrative services fees                     409
------------------------------------------------------------
Accrued distribution fees -- Series II                   205
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               360
------------------------------------------------------------
Accrued transfer agent fees                               32
------------------------------------------------------------
Accrued operating expenses                            27,109
============================================================
    Total liabilities                                 29,024
============================================================
Net assets applicable to shares outstanding       $  976,291
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $1,000,020
------------------------------------------------------------
Undistributed net investment income                    3,040
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies        (2,586)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign currencies       (24,183)
============================================================
                                                  $  976,291
____________________________________________________________
============================================================

NET ASSETS:

Series I                                          $  488,277
____________________________________________________________
============================================================
Series II                                         $  488,014
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                              50,001
____________________________________________________________
============================================================
Series II                                             50,001
____________________________________________________________
============================================================
Series I:
  Net asset value per share                       $     9.77
____________________________________________________________
============================================================
Series II:
  Net asset value per share                       $     9.76
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $65)  $  4,491
-----------------------------------------------------------
Interest                                                390
===========================================================
    Total investment income                           4,881
===========================================================

EXPENSES:

Advisory fees                                         1,138
-----------------------------------------------------------
Administrative services fees                          8,765
-----------------------------------------------------------
Custodian fees                                        2,550
-----------------------------------------------------------
Distribution fees -- Series II                          205
-----------------------------------------------------------
Transfer agent fees                                      40
-----------------------------------------------------------
Trustees' and officer's fees and benefits             3,065
-----------------------------------------------------------
Reports to shareholders                               7,500
-----------------------------------------------------------
Professional services fees                           21,774
-----------------------------------------------------------
Other                                                   667
===========================================================
    Total expenses                                   45,704
===========================================================
Less: Fees waived and expenses reimbursed           (43,863)
===========================================================
    Net expenses                                      1,841
===========================================================
Net investment income                                 3,040
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                              (2,565)
-----------------------------------------------------------
  Foreign currencies                                    (21)
===========================================================
                                                     (2,586)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (24,184)
-----------------------------------------------------------
  Foreign currencies                                      1
===========================================================
                                                    (24,183)
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                                (26,769)
===========================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(23,729)
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. DIVERSIFIED DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    3,040
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                              (2,586)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                   (24,183)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (23,729)
==========================================================================
Share transactions-net:
  Series I                                                         500,010
--------------------------------------------------------------------------
  Series II                                                        500,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                1,000,020
==========================================================================
    Net increase in net assets                                     976,291
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $3,040)                                           $  976,291
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. DIVERSIFIED DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Dividend (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on May 1, 2006.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
                       AIM V.I. DIVERSIFIED DIVIDEND FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, A I M may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period May 1, 2006 (date operations commenced) to June 30, 2006, AIM waived fees of $1,138 and reimbursed expenses of $42,725.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection to market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period May 1, 2006 (date operations commenced) through June 30, 2006, AMVESCAP did not reimburse any expenses

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the period May 1, 2006 (date operations commenced) to June 30, 2006, AIM was paid $8,356 for accounting and fund administrative services and reimbursed $409 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the period May 1, 2006 (date operations commenced) to June 30, 2006, the Fund paid AIS $40.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the period May 1, 2006 (date operations commenced) to June 30, 2006, the Series II shares paid $205.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period May 1, 2006 (date operations commenced) to June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period May 1, 2006 (date operations commenced) to June 30, 2006 was $985,571 and $42,524, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 10,586
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (34,771)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(24,185)
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

NOTE 7--SHARE INFORMATION

                           {CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------
                                                                   MAY 1, 2006
                                                                 (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                 JUNE 30, 2006(a)
                                                              ----------------------
                                                               SHARES       AMOUNT
------------------------------------------------------------------------------------
Sold:
  Series I                                                     50,001     $  500,010
------------------------------------------------------------------------------------
  Series II                                                    50,001        500,010
====================================================================================
                                                              100,002      1,000,020
____________________________________________________________________________________
====================================================================================

(a)  100% of the outstanding shares are owned by AIM.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  SERIES I              SERIES II
                                                                MAY 1, 2006            MAY 1, 2006
                                                              (DATE OPERATIONS       (DATE OPERATIONS
                                                               COMMENCED) TO          COMMENCED) TO
                                                                  JUNE 30,               JUNE 30,
                                                                    2006                   2006
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.03                   0.03
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.26)                 (0.27)
=====================================================================================================
    Total from investment operations                                (0.23)                 (0.24)
=====================================================================================================
Net asset value, end of period                                     $ 9.77                 $ 9.76
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                                     (2.30)%                (2.40)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  488                 $  488
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.00%(b)               1.25%(b)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 27.80%(b)              28.05%(b)
=====================================================================================================
Ratio of net investment income to average net assets                 1.98%(b)               1.73%(b)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(c)                                              5%                     5%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $489,770 and $489,658 for Series I and Series II shares, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. DIVERSIFIED DIVIDEND FUND

                                                AIM V.I. DIVERSIFIED INCOME FUND
                               Semiannual Report to Shareholders o June 30, 2006










               AIM V.I. DIVERSIFIED INCOME FUND seeks to achieve a high level of current income.






          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. DIVERSIFIED INCOME FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                  In evaluating the credit quality of a
                                                                                          security, we conduct our own internal
=====================================================================================     credit analysis using research from
                                                                                          various rating agencies, Wall Street
PERFORMANCE SUMMARY                                                                       analysts and other third-party vendors.
                                             ========================================
Excluding variable product issuer                                                            We consider selling a bond when:
charges, AIM V.I. Diversified Income Fund    FUND VS. INDEXES
performed in line with its broad market                                                   o It becomes fully valued according to
index but held up better than its            CUMULATIVE TOTAL RETURNS,                    our analysis.
style-specific index for the six months      12/31/05-6/30/06, EXCLUDING VARIABLE
ended June 30, 2006. Your Fund held up       PRODUCT ISSUER CHARGES. IF VARIABLE          o Overall market and economic trends
better than its style-specific index         PRODUCT ISSUER CHARGES WERE INCLUDED,        indicate that sector emphasis should be
because of the Fund's broad                  RETURNS WOULD BE LOWER.                      changed.
diversification. Investments in
mortgage-backed bonds and high yield         Series I Shares                   -0.71%     o Fundamentals, such as credit quality
corporate bonds helped the Fund to                                                        ratings, or technicals, such as
outpace its style-specific index despite     Series II Shares                  -0.84      supply/demand, deteriorate for an
its relative underweight position in                                                      individual issuer or a sector.
investment-grade corporate bonds.            Lehman Brothers U.S. Aggregate
                                             Bond Index (the Lehman Aggregate)            MARKET CONDITIONS AND YOUR FUND
   Your Fund's long-term performance         (Broad Market Index)              -0.72
appears on page 4.                                                                        June marked the U.S. Federal Reserve
                                             Lehman Brothers U.S. Credit Index            Board's (the Fed) 24th month of interest
                                             (Style-Specific Index)            -1.55      rate tightening, and many observers
                                                                                          believed its campaign might be nearing
                                             Lipper BBB-Rated Fund Index                  completion. While inflation--particularly
                                             (Peer Group Index)                -0.57      the headline figures--looked like a real
                                                                                          problem during the reporting period, most
                                             SOURCE: LIPPER INC.                          economists believed that the
                                             ========================================     oil-price-surge-induced inflation bubble
                                                                                          could prove transitory because labor costs
=====================================================================================     are contained due to global competition
HOW WE INVEST                                   We look for potential investments         and the record strong productivity gains.
                                             primarily in U.S. dollar denominated
Our goal is to provide investors with an     corporate bonds with the potential to           Ten-year U.S. Treasury bond yields
actively managed portfolio that is,          add value beyond corporate bonds in          rose three-quarters of a percent during
overall, of investment grade quality and     other sectors of the bond market             the first half of 2006, closing at
that has the risk characteristics of the     including: U.S. Treasury bonds, U.S.         5.14%--a level last seen four years ago.
Lehman Brothers U.S. Credit Index. Our       government agency bonds, mortgages,          Bond prices move inversely to interest
investment process involves both             asset-backed securities, high yield debt     rates and, hence, generally declined
top-down analysis, which takes account       and non-dollar securities. We make           during the reporting period. With the
of overall economic and market trends,       allocation decisions based on our total      fed funds target rate at 5.25% at the
and bottom-up analysis, which includes       return outlook among the different areas     end of the reporting
an evaluation of individual bond             of the bond market. We currently
issuers. Our approach focuses on total       restrict the allocation to high yield
return, both income and capital              and non-dollar securities to 10% each.
appreciation.

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 FIXED INCOME ISSUERS*

Based on total investments                    1. Other Diversified Financial               1. Federal National Mortgage
                                                 Services                        15.2%        Association (FNMA)                6.8%
U.S. Dollar Denominated Bonds
& Notes                            76.2%      2. U.S. Mortgage-Backed Securities  9.5      2. Patrons' Legacy                   2.9

U.S. Mortgage-Backed Securities     9.0       3. Diversified Banks                7.5      3. Federal Home Loan Mortgage Corp.
                                                                                              (FHLMC)                           2.7
Asset-Backed Securities             6.1       4. Broadcasting & Cable TV          5.7
                                                                                           4. Pemex Project Funding
Municipal Obligations               3.9       5. Integrated Telecommunication                 Master Trust (Mexico)             2.1
                                                 Services                         5.6
Preferred Stocks                    2.6                                                    5. Oil Insurance Ltd. (Bermuda)      2.0

Non-U.S. Dollar Denominated                                                                6. Regional Diversified Funding
Bonds & Notes                       0.8      TOTAL NET ASSETS           $50.6 MILLION         (Caymand Islands)                 1.9
                                             TOTAL NUMBER OF HOLDINGS*            224
U.S. Treasury Securities            0.7                                                    7. Ford Motor Credit Co.             1.9

U.S. Government Agency Securities   0.5                                                    8. Husky Oil Ltd. (Canada)           1.7

Money Market Funds                  0.2
                                                                                           9. First American Capital Trust I    1.6
The Fund's holdings are subject to change, and there is no assurance that the Fund will
continue to hold any particular security.                                                 10. DaimlerChrysler North America
                                                                                              Holding Corp.                     1.6
* Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM V.I.DIVERSIFIED INCOME FUND

period, the difference between                  Additionally, Treasury Inflation                    JAN H. FRIEDLI, senior
short-term and long-term rates--the          Protected Securities (TIPs) contributed      [FRIEDLI  portfolio manager, is lead
so-called yield curve--was slightly          to the Fund's performance. TIPs are          PHOTO]    manager of AIM V.I. Diversified
inverted, meaning that yields of shorter     identical to Treasury bonds except the                 Income Fund. He joined AIM
term securities were generally higher        principal and coupon (interest) payments               Investments in 1999. Mr. Friedli
than yields of longer term bonds.            are adjusted depending on the rate of        graduated cum laude from Villanova
Historically, an inverted yield curve        inflation. TIPs generally outperformed       University with a B.S. in computer
has been a precursor of substantial          Treasuries during the reporting period       science before earning an M.B.A. with
economic slowing.                            due to rising inflation expectations.        honors from the University of Chicago.

   Compared to Treasuries on a                  Factors that detracted from Fund
comparable duration basis, high yield        performance included:                                  PETER EHRET,  Chartered
bonds, mortgage-backed securities,                                                                  Financial Analyst, senior
agencies and credit sectors fared better     o Maintaining a slight overweight            [EHRET    portfolio manager, is manager
than Treasuries during the reporting         position in U.S. Treasury bonds relative     PHOTO]    of AIM V.I. Diversified Income
period.                                      to our style-specific index slightly                   Fund. Mr. Ehret joined AIM in
                                             affected performance negatively, as          2001. He graduated cum laude with a B.S.
   We believe the Fund held up better        Treasuries generally underperformed          in economics from the University of
than its style-specific index because of     corporate bonds.                             Minnesota. He also earned an M.S. in
its diversified investments of varying                                                    real estate appraisal and investment
durations in a variety of sectors.           o Allocating a smaller percentage of         analysis from the University of
Strategies that produced positive            assets to investment-grade corporate         Wisconsin-Madison.
results for your Fund during the             bonds than our style-specific index
six-month reporting period included:         maintained. Despite the fact that our                  BRENDAN D. GAU, Chartered
                                             corporate bond portfolio had a shorter                 Financial Analyst, portfolio
o Keeping the Fund's duration shorter        duration than did our style-specific         [GAU      manager, is manager of AIM V.I.
than or about the same as our                index, our smaller allocation had a          PHOTO]    Diversified Income Fund.
style-specific index for most of the         negative impact on the Fund's                          Mr. Gau joined AIM in 1996.
reporting period. That benefited Fund        performance as corporate bonds               He graduated magna cum laude with a B.A.
performance because shorter term bonds       outperformed Treasuries over the             in economics, mathematics and physics
generally outperformed longer dated          reporting period.                            from Rice University.
bonds for the reporting period as a
whole. Duration measures a portfolio's       IN CLOSING                                             CAROLYN L. GIBBS,
price sensitivity to interest rate                                                                  Chartered Financial Analyst,
movements. A longer duration means more      We continue to believe that bond funds       [GIBBS    senior portfolio manager, is
sensitivity to rate changes; a shorter       are an important part of a                   PHOTO]    manager of AIM V.I. Diversified
duration means less sensitivity.             well-diversified investment portfolio.                 Income Fund. Ms. Gibbs is a
                                                                                          Phi Beta Kappa graduate of Texas
o Reducing our exposure to corporate            Thank you for investing in AIM V.I.       Christian University, where she earned a
bonds--although corporate bonds              Diversified Income Fund and for sharing      B.A. in English. She also earned an
continued to make up the majority of         our long-term investment horizon.            M.B.A. in finance from the Wharton
Fund holdings. We did this because, in                                                    School of the University of
our opinion, their valuations became too     THE VIEWS AND OPINIONS EXPRESSED IN          Pennsylvania.
high.                                        MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,               DARREN HUGHES, Chartered
o Reducing our exposure to non-U.S.          INC. THESE VIEWS AND OPINIONS ARE                      Financial Analyst, portfolio
dollar denominated bonds--bonds issued       SUBJECT TO CHANGE AT ANY TIME BASED ON       [HUGHES   manager, is manager of AIM V.I.
in foreign currencies. We hedged these       FACTORS SUCH AS MARKET AND ECONOMIC          PHOTO]    Diversified Income Fund. He
bonds' foreign currency risk back to         CONDITIONS. THESE VIEWS AND OPINIONS MAY               joined AIM in 1992. Mr. Hughes
U.S. dollars, which helped Fund              NOT BE RELIED UPON AS INVESTMENT ADVICE      earned a B.B.A. in finance and economics
performance as the U.S. dollar weakened      OR RECOMMENDATIONS, OR AS AN OFFER FOR A     from Baylor University.
during the reporting period. Our             PARTICULAR SECURITY. THE INFORMATION IS
position in mortgage-backed securities       NOT A COMPLETE ANALYSIS OF EVERY ASPECT                SCOT W. JOHNSON,
had a positive effect on Fund                OF ANY MARKET, COUNTRY, INDUSTRY,                      Chartered Financial Analyst,
performance. Mortgage-backed securities      SECURITY OR THE FUND. STATEMENTS OF FACT     [JOHNSON  senior portfolio manager, is
had a strong start during the first half     ARE FROM SOURCES CONSIDERED RELIABLE,        PHOTO]    manager of AIM V.I. Diversified
of the reporting period, but they            BUT A I M ADVISORS, INC. MAKES NO                      Income Fund. He joined AIM
retreated in the second half due to lack     REPRESENTATION OR WARRANTY AS TO THEIR                 Investments in 1994. Mr.
of demand and gave back a part of their      COMPLETENESS OR ACCURACY. ALTHOUGH           Johnson earned both a bachelor's degree
earlier gains. Overall, mortgage-backed      HISTORICAL PERFORMANCE IS NO GUARANTEE       in economics and an M.B.A. in finance
securities finished the first half of        OF FUTURE RESULTS, THESE INSIGHTS MAY        from Vanderbilt University.
the year ahead of comparable-dated           HELP YOU UNDERSTAND OUR INVESTMENT
Treasuries. Our mortgage-backed              MANAGEMENT PHILOSOPHY.                       Assisted by the Taxable Investment Grade
investments helped to diversify the                                                       Bond Team
portfolio and reduce risk.                   FOR A DISCUSSION OF THE RISKS OF
                                             INVESTING IN YOUR FUND, INDEXES USED IN
                                             THIS REPORT AND YOUR FUND'S LONG-TERM
                                             PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. DIVERSIFIED INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS                 OF THE FUND'S SERIES I AND SERIES II         PERFORMANCE FIGURES GIVEN REPRESENT THE
                                             SHARE CLASSES WILL DIFFER PRIMARILY DUE      FUND AND ARE NOT INTENDED TO REFLECT
As of 6/30/06                                TO DIFFERENT CLASS EXPENSES.                 ACTUAL VARIABLE PRODUCT VALUES. THEY DO
                                                                                          NOT REFLECT SALES CHARGES, EXPENSES AND
SERIES I SHARES                                 THE PERFORMANCE DATA QUOTED REPRESENT     FEES ASSESSED IN CONNECTION WITH A
Inception (5/5/93)                 4.73%     PAST PERFORMANCE AND CANNOT GUARANTEE        VARIABLE PRODUCT. SALES CHARGES,
10 Years                           4.14      COMPARABLE FUTURE RESULTS; CURRENT           EXPENSES AND FEES, WHICH ARE DETERMINED
 5 Years                           4.15      PERFORMANCE MAY BE LOWER OR HIGHER.          BY THE VARIABLE PRODUCT ISSUERS, WILL
 1 Year                           -0.67      PLEASE CONTACT YOUR VARIABLE PRODUCT         VARY AND WILL LOWER THE TOTAL RETURN.
                                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST
SERIES II SHARES                             RECENT MONTH-END VARIABLE PRODUCT               PER NASD REQUIREMENTS, THE MOST
Inception                          4.46%     PERFORMANCE. PERFORMANCE FIGURES REFLECT     RECENT MONTH-END PERFORMANCE DATA AT THE
10 Years                           3.88      FUND EXPENSES, REINVESTED DISTRIBUTIONS      FUND LEVEL, EXCLUDING VARIABLE PRODUCT
 5 Years                           3.89      AND CHANGES IN NET ASSET VALUE.              CHARGES, IS AVAILABLE ON THIS AIM
 1 Year                           -0.93      INVESTMENT RETURN AND PRINCIPAL VALUE        AUTOMATED INFORMATION LINE,
========================================     WILL FLUCTUATE SO THAT YOU MAY HAVE A        866-702-4402. AS MENTIONED ABOVE, FOR
                                             GAIN OR LOSS WHEN YOU SELL SHARES.           THE MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES' INCEPTION DATE IS                                                       INCLUDING VARIABLE PRODUCT CHARGES,
MARCH 14, 2002. RETURNS SINCE THAT DATE         AIM V.I. DIVERSIFIED INCOME FUND, A       PLEASE CONTACT YOUR VARIABLE PRODUCT
ARE HISTORICAL. ALL OTHER RETURNS ARE        SERIES PORTFOLIO OF AIM VARIABLE             ISSUER OR FINANCIAL ADVISOR.
THE BLENDED RETURNS OF THE HISTORICAL        INSURANCE FUNDS, IS CURRENTLY OFFERED
PERFORMANCE OF SERIES II SHARES SINCE        THROUGH INSURANCE COMPANIES ISSUING             HAD THE ADVISOR NOT WAIVED FEES
THEIR INCEPTION AND THE RESTATED             VARIABLE PRODUCTS. YOU CANNOT PURCHASE       AND/OR REIMBURSED EXPENSES, PERFORMANCE
HISTORICAL PERFORMANCE OF SERIES I           SHARES OF THE FUND DIRECTLY.                 WOULD HAVE BEEN LOWER.
SHARES (FOR PERIODS PRIOR TO INCEPTION
OF SERIES II SHARES) ADJUSTED TO REFLECT
THE RULE 12b-1 FEES APPLICABLE TO SERIES
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS MAY 5, 1993. THE PERFORMANCE


PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT            include reinvested dividends, and they
                                                                                          do not reflect sales charges.
Foreign securities have additional           The unmanaged LEHMAN BROTHERS U.S.           Performance of an index of funds
risks, including exchange rate changes,      AGGREGATE BOND INDEX (the Lehman             reflects fund expenses; performance of a
political and economic developments, the     Aggregate), which represents the U.S.        market index does not.
relative lack of information about these     investment-grade fixed-rate bond market
companies, relatively low market             (including government and corporate          OTHER INFORMATION
liquidity and the potential lack of          securities, mortgage pass-through
strict financial and accounting controls     securities and asset-backed securities),     The returns shown in the management's
and standards.                               is compiled by Lehman Brothers, a global     discussion of Fund performance are based
                                             investment bank.                             on net asset values calculated for
   Investing in higher-yielding,                                                          shareholder transactions. Generally
lower-rated corporate bonds, commonly        The LEHMAN BROTHERS U.S. CREDIT INDEX        accepted accounting principles require
known as junk bonds, has a greater risk      consists of publicly issued U.S.             adjustments to be made to the net assets
of price fluctuation and loss of             corporate and specified foreign              of the Fund at period end for financial
principal and income than U.S.               debentures and secured notes that meet       reporting purposes, and as such, the net
government securities such as U.S.           the specified maturity, liquidity, and       asset values for shareholder
Treasury bills, notes and bonds.             quality requirements. It is compiled by      transactions and the returns based on
Treasuries are guaranteed by the             Lehman Brothers, a global investment         those net asset values may differ from
government for repayment of principal        bank. To qualify, bonds must be              the net asset values and returns
and interest if held to maturity. Fund       SEC-registered.                              reported in the Financial Highlights.
shares are not insured, and their value                                                   Additionally, the returns and net asset
and yield will vary with market                 The unmanaged LIPPER BBB-RATED FUND       values shown throughout this report are
conditions. Investors should carefully       INDEX represents an average of the 30        at the Fund level only and do not
assess the risk associated with              largest BBB-rated bond funds tracked by      include variable product issuer charges.
investing in the Fund.                       Lipper Inc., an independent mutual fund      If such charges were included, the total
                                             performance monitor.                         returns would be lower.
   U.S. Treasury securities such as
bills, notes and bonds offer a high             The Fund is not managed to track the         Industry classifications used in this
degree of safety, and they guarantee the     performance of any particular index,         report are generally according to the
payment of principal and any applicable      including the indexes defined here, and      Global Industry Classification Standard,
interest if held to maturity. Fund           consequently, the performance of the         which was developed by and is the
shares are not insured, and their value      Fund may deviate significantly from the      exclusive property and a service mark of
and yield will vary with market              performance of the indexes.                  Morgan Stanley Capital International
conditions.                                                                               Inc. and Standard & Poor's.
                                                A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
                                             index results

AIM V.I. DIVERSIFIED INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2006, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in     "Funds vs. Indexes" on page 2.
(12b-1); and other Fund expenses. This       this table, together with the amount you
example is intended to help you              invested, to estimate the expenses that         THE HYPOTHETICAL ACCOUNT VALUES AND
understand your ongoing costs (in            you paid over the period. Simply divide      EXPENSES MAY NOT BE USED TO ESTIMATE THE
dollars) of investing in the Fund and to     your account value by $1,000 (for            ACTUAL ENDING ACCOUNT BALANCE OR
compare these costs with ongoing costs       example, an $8,600 account value             EXPENSES YOU PAID FOR THE PERIOD. YOU
of investing in other mutual funds. The      divided by $1,000 = 8.6), then multiply      MAY USE THIS INFORMATION TO COMPARE THE
example is based on an investment of         the result by the number in the table        ONGOING COSTS OF INVESTING IN THE FUND
$1,000 invested at the beginning of the      under the heading entitled "Actual           AND OTHER FUNDS. TO DO SO, COMPARE THIS
period and held for the entire period        Expenses Paid During Period" to estimate     5% HYPOTHETICAL EXAMPLE WITH THE 5%
January 1, 2006, through June 30, 2006.      the expenses you paid on your account        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
The actual and hypothetical expenses in      during this period.                          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
the examples below do not represent the
effect of any fees or other expenses         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
assessed in connection with a variable       PURPOSES                                     in the table are meant to highlight your
product; if they did, the expenses shown                                                  ongoing costs. Therefore, the
would be higher while the ending account     The table below also provides                hypothetical information is useful in
values shown would be lower.                 information about hypothetical account       comparing ongoing costs, and will not
                                             values and hypothetical expenses based       help you determine the relative total
                                             on the Fund's actual expense ratio and       costs of owning different funds.
                                             an assumed rate of return of 5% per year
                                             before expenses, which is not the Fund's

====================================================================================================================================
                                                  ACTUAL                             HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (1/1/06)         (6/30/06)(1)            PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Series I           $1,000.00           $992.90                 $3.71         $1,021.08            $3.76              0.75%
Series II           1,000.00            991.60                  4.94          1,019.84             5.01              1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        o The nature and extent of the advisory      concluded that no changes should be made
Insurance Funds (the "Board") oversees       services to be provided by AIM. The          to the Fund and that it was not
the management of AIM V.I. Diversified       Board reviewed the services to be            necessary to change the Fund's portfolio
Income Fund (the "Fund") and, as             provided by AIM under the Advisory           management team at this time. Although
required by law, determines annually         Agreement. Based on such review, the         the independent written evaluation of
whether to approve the continuance of        Board concluded that the range of            the Fund's Senior Officer (discussed
the Fund's advisory agreement with A I M     services to be provided by AIM under the     below) only considered Fund performance
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and       through the most recent calendar year,
recommendation of the Investments            that AIM currently is providing services     the Board also reviewed more recent Fund
Committee of the Board, at a meeting         in accordance with the terms of the          performance, which did not change their
held on June 27, 2006, the Board,            Advisory Agreement.                          conclusions.
including all of the independent
trustees, approved the continuance of        o The quality of services to be provided     o Meetings with the Fund's portfolio
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               managers and investment personnel. With
Agreement") between the Fund and AIM for     credentials and experience of the            respect to the Fund, the Board is
another year, effective July 1, 2006.        officers and employees of AIM who will       meeting periodically with such Fund's
                                             provide investment advisory services to      portfolio managers and/or other
   The Board considered the factors          the Fund. In reviewing the                   investment personnel and believes that
discussed below in evaluating the            qualifications of AIM to provide             such individuals are competent and able
fairness and reasonableness of the           investment advisory services, the Board      to continue to carry out their
Advisory Agreement at the meeting on         considered such issues as AIM's              responsibilities under the Advisory
June 27, 2006 and as part of the Board's     portfolio and product review process,        Agreement.
ongoing oversight of the Fund. In their      various back office support functions
deliberations, the Board and the             provided by AIM and AIM's equity and         o Overall performance of AIM. The Board
independent trustees did not identify        fixed income trading operations. Based       considered the overall performance of
any particular factor that was               on the review of these and other             AIM in providing investment advisory and
controlling, and each trustee attributed     factors, the Board concluded that the        portfolio administrative services to the
different weights to the various             quality of services to be provided by        Fund and concluded that such performance
factors.                                     AIM was appropriate and that AIM             was satisfactory.
                                             currently is providing satisfactory
   One responsibility of the independent     services in accordance with the terms of     o Fees relative to those of clients of
Senior Officer of the Fund is to manage      the Advisory Agreement.                      AIM with comparable investment
the process by which the Fund's proposed                                                  strategies. The Board reviewed the
management fees are negotiated to ensure     o The performance of the Fund relative       effective advisory fee rate (before
that they are negotiated in a manner         to comparable funds. The Board reviewed      waivers) for the Fund under the Advisory
which is at arms' length and reasonable.     the performance of the Fund during the       Agreement. The Board noted that this
To that end, the Senior Officer must         past one, three and five calendar years      rate was (i) above the effective
either supervise a competitive bidding       against the performance of funds advised     advisory fee rate (before waivers) for a
process or prepare an independent            by other advisors with investment            mutual fund advised by AIM with
written evaluation. The Senior Officer       strategies comparable to those of the        investment strategies comparable to
has recommended an independent written       Fund. The Board noted that the Fund's        those of the Fund; and (ii) above the
evaluation in lieu of a competitive          performance was above the median             effective advisory fee rate (before
bidding process and, upon the direction      performance of such comparable funds for     waivers) for a mutual fund advised by
of the Board, has prepared such an           the one and three year periods and below     AIM and used exclusively for separately
independent written evaluation. Such         such median performance for the five         managed accounts/wrap accounts managed
written evaluation also considered           year period. Based on this review and        by AIM affiliates with investment
certain of the factors discussed below.      after taking account of all of the other     strategies comparable to those of the
In addition, as discussed below, the         factors that the Board considered in         Fund. The Board noted that AIM has
Senior Officer made a recommendation to      determining whether to continue the          agreed to limit the Fund's total
the Board in connection with such            Advisory Agreement for the Fund, the         operating expenses, as discussed below.
written evaluation.                          Board concluded that no changes should       Based on this review, the Board
                                             be made to the Fund and that it was not      concluded that the advisory fee rate for
   The discussion below serves as a          necessary to change the Fund's portfolio     the Fund under the Advisory Agreement
summary of the Senior Officer's              management team at this time. Although       was fair and reasonable.
independent written evaluation and           the independent written evaluation of
recommendation to the Board in               the Fund's Senior Officer (discussed         o Fees relative to those of comparable
connection therewith, as well as a           below) only considered Fund performance      funds with other advisors. The Board
discussion of the material factors and       through the most recent calendar year,       reviewed the advisory fee rate for the
the conclusions with respect thereto         the Board also reviewed more recent Fund     Fund under the Advisory Agreement. The
that formed the basis for the Board's        performance, which did not change their      Board compared effective contractual
approval of the Advisory Agreement.          conclusions.                                 advisory fee rates at a common asset
After consideration of all of the                                                         level at the end of the past calendar
factors below and based on its informed      o The performance of the Fund relative       year and noted that the Fund's rate was
business judgment, the Board determined      to indices. The Board reviewed the           comparable to the median rate of the
that the Advisory Agreement is in the        performance of the Fund during the past      funds advised by other advisors with
best interests of the Fund and its           one, three and five calendar years           investment strategies comparable to
shareholders and that the compensation       against the performance of the Lipper        those of the Fund that the Board
to AIM under the Advisory Agreement is       Variable Underlying Fund Corporate - BBB     reviewed. The Board noted that AIM has
fair and reasonable and would have been      Index. The Board noted that the Fund's       agreed to limit the Fund's total
obtained through arm's length                performance was above the performance of     operating expenses, as discussed below.
negotiations.                                such Index for the one and three year        Based on this review, the Board
                                             periods and below such Index for the         concluded that the advisory fee rate for
   Unless otherwise stated, information      five year period. Based on this review       the Fund under the Advisory Agreement
presented below is as of June 27, 2006       and after taking account of all of the       was fair and reasonable.
and does not reflect any changes that        other factors that the Board considered
may have occurred since June 27, 2006,       in determining whether to continue the
including but not limited to changes to      Advisory Agreement for the Fund, the
the Fund's performance, advisory fees,       Board
expense limitations and/or fee waivers.



                                                                     (continued)

AIM V.I. DIVERSIFIED INCOME FUND

o Expense limitations and fee waivers.       o Independent written evaluation and         trustees also considered the
The Board noted that AIM has                 recommendations of the Fund's Senior         organizational structure employed by AIM
contractually agreed to waive fees           Officer. The Board noted that, upon          and its affiliates to provide those
and/or limit expenses of the Fund            their direction, the Senior Officer of       services. Based on the review of these
through April 30, 2008 so that total         the Fund, who is independent of AIM and      and other factors, the Board concluded
annual operating expenses are limited to     AIM's affiliates, had prepared an            that AIM and its affiliates were
a specified percentage of average daily      independent written evaluation in order      qualified to continue to provide
net assets for each class of the Fund.       to assist the Board in determining the       non-investment advisory services to the
The Board considered the contractual         reasonableness of the proposed               Fund, including administrative, transfer
nature of this fee waiver and noted that     management fees of the AIM Funds,            agency and distribution services, and
it remains in effect until April 30,         including the Fund. The Board noted that     that AIM and its affiliates currently
2008. The Board considered the effect        the Senior Officer's written evaluation      are providing satisfactory
this fee waiver/expense limitation would     had been relied upon by the Board in         non-investment advisory services.
have on the Fund's estimated expenses        this regard in lieu of a competitive
and concluded that the levels of fee         bidding process. In determining whether      o Other factors and current trends. The
waivers/expense limitations for the Fund     to continue the Advisory Agreement for       Board considered the steps that AIM and
were fair and reasonable.                    the Fund, the Board considered the           its affiliates have taken over the last
                                             Senior Officer's written evaluation.         several years, and continue to take, in
o Breakpoints and economies of scale.                                                     order to improve the quality and
The Board reviewed the structure of the      o Profitability of AIM and its               efficiency of the services they provide
Fund's advisory fee under the Advisory       affiliates. The Board reviewed               to the Funds in the areas of investment
Agreement, noting that it includes one       information concerning the profitability     performance, product line
breakpoint. The Board reviewed the level     of AIM's (and its affiliates')               diversification, distribution, fund
of the Fund's advisory fees, and noted       investment advisory and other activities     operations, shareholder services and
that such fees, as a percentage of the       and its financial condition. The Board       compliance. The Board concluded that
Fund's net assets, would decrease as net     considered the overall profitability of      these steps taken by AIM have improved,
assets increase because the Advisory         AIM, as well as the profitability of AIM     and are likely to continue to improve,
Agreement includes a breakpoint. The         in connection with managing the Fund.        the quality and efficiency of the
Board noted that, due to the Fund's          The Board noted that AIM's operations        services AIM and its affiliates provide
asset levels at the end of the past          remain profitable, although increased        to the Fund in each of these areas, and
calendar year and the way in which the       expenses in recent years have reduced        support the Board's approval of the
advisory fee breakpoint has been             AIM's profitability. Based on the review     continuance of the Advisory Agreement
structured, the Fund has yet to benefit      of the profitability of AIM's and its        for the Fund.
from the breakpoint. The Board concluded     affiliates' investment advisory and
that the Fund's fee levels under the         other activities and its financial
Advisory Agreement therefore would           condition, the Board concluded that the
reflect economies of scale at higher         compensation to be paid by the Fund to
asset levels and that it was not             AIM under its Advisory Agreement was not
necessary to change the advisory fee         excessive.
breakpoints in the Fund's advisory fee
schedule.                                    o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized
o Investments in affiliated money market     by AIM as a result of brokerage
funds. The Board also took into account      transactions executed through "soft
the fact that uninvested cash and cash       dollar" arrangements. Under these
collateral from securities lending           arrangements, brokerage commissions paid
arrangements, if any (collectively,          by the Fund and/or other funds advised
"cash balances") of the Fund may be          by AIM are used to pay for research and
invested in money market funds advised       execution services. This research may be
by AIM pursuant to the terms of an SEC       used by AIM in making investment
exemptive order. The Board found that        decisions for the Fund. The Board
the Fund may realize certain benefits        concluded that such arrangements were
upon investing cash balances in AIM          appropriate.
advised money market funds, including a
higher net return, increased liquidity,      o AIM's financial soundness in light of
increased diversification or decreased       the Fund's needs. The Board considered
transaction costs. The Board also found      whether AIM is financially sound and has
that the Fund will not receive reduced       the resources necessary to perform its
services if it invests its cash balances     obligations under the Advisory
in such money market funds. The Board        Agreement, and concluded that AIM has
noted that, to the extent the Fund           the financial resources necessary to
invests uninvested cash in affiliated        fulfill its obligations under the
money market funds, AIM has voluntarily      Advisory Agreement.
agreed to waive a portion of the
advisory fees it receives from the Fund      o Historical relationship between the
attributable to such investment. The         Fund and AIM. In determining whether to
Board further determined that the            continue the Advisory Agreement for the
proposed securities lending program and      Fund, the Board also considered the
related procedures with respect to the       prior relationship between AIM and the
lending Fund is in the best interests of     Fund, as well as the Board's knowledge
the lending Fund and its respective          of AIM's operations, and concluded that
shareholders. The Board therefore            it was beneficial to maintain the
concluded that the investment of cash        current relationship, in part, because
collateral received in connection with       of such knowledge. The Board also
the securities lending program in the        reviewed the general nature of the
money market funds according to the          non-investment advisory services
procedures is in the best interests of       currently performed by AIM and its
the lending Fund and its respective          affiliates, such as administrative,
shareholders.                                transfer agency and distribution
                                             services, and the fees received by AIM
                                             and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-80.42%

ASSET MANAGEMENT & CUSTODY BANKS-1.53%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds,
  7.78%, 12/01/26 (Acquired 06/12/03; Cost
  $298,178)(a)(b)                              $    250,000   $   261,745
-------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(b)                         155,000       154,261
-------------------------------------------------------------------------
Janus Capital Group Inc., Sr. Unsec. Notes,
  7.00%, 11/01/06(b)                                 50,000        50,173
-------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Bonds, 8.00%, 01/15/27(b)         180,000       189,140
-------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(b)                         125,000       117,689
=========================================================================
                                                                  773,008
=========================================================================

AUTOMOBILE MANUFACTURERS-1.62%

DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Global Notes,
  5.49%, 03/07/07(b)(c)                             205,000       205,116
-------------------------------------------------------------------------
  Notes,
  4.13%, 03/07/07(b)                                305,000       301,630
-------------------------------------------------------------------------
  Series A, Gtd. Medium Term Notes,
  7.38%, 09/15/06(b)                                310,000       310,958
=========================================================================
                                                                  817,704
=========================================================================

BROADCASTING & CABLE TV-5.70%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(b)(d)                      90,000        49,500
-------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(b)                                       140,000       140,470
-------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04; Cost $154,000)(a)(b)          160,000       159,600
-------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(b)                                350,000       350,371
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(b)                                180,000       177,457
-------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(b)                                440,000       542,881
-------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(b)                                       325,000       388,411
-------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(b)                                170,000       170,396
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 01/27/06-02/24/06; Cost
  $533,412)(a)(b)                              $    520,000   $   526,063
-------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec. Notes, 7.88%,
  12/15/07(b)                                       155,000       157,712
-------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Unsub. Notes, 7.63%, 04/01/11(b)                   55,000        55,275
-------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(b)                   150,000       166,095
=========================================================================
                                                                2,884,231
=========================================================================

CASINOS & GAMING-1.47%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes, 8.50%, 11/15/06(b)                         590,000       594,572
-------------------------------------------------------------------------
Harrah's Operating Co., Inc., Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(b)                  150,000       151,338
=========================================================================
                                                                  745,910
=========================================================================

COMMERCIAL PRINTING-0.30%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(b)                                       155,000       154,168
=========================================================================

CONSUMER FINANCE-2.83%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.70%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost $486,249)(a)(b)(c)        480,000       483,845
-------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(b)                              1,000,000       948,290
=========================================================================
                                                                1,432,135
=========================================================================

DISTILLERS & VINTNERS-0.15%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(b)         75,000        77,719
=========================================================================

DIVERSIFIED BANKS-7.52%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $334,806)(a)(b)(e)                 300,000       300,758
-------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(b)(e)                         250,000       252,182
-------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/21/05-
  05/11/06; Cost $493,483)(a)(b)                    400,000       461,260
-------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Bonds, 8.07%, 12/31/26 (Acquired
  02/15/06; Cost $42,422)(a)(b)                      40,000        41,979
-------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Bonds, 7.75%, 12/15/26(b)                         180,000       188,298
-------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.87%, 08/08/07
  (Acquired 04/06/06; Cost $99,481)(a)(b)(f)        100,000       100,047
-------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $632,715)(a)(b)                         $    500,000   $   533,395
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(b)                         260,000       273,445
-------------------------------------------------------------------------
Golden State Bancorp Inc., Sub. Deb., 10.00%,
  10/01/06(b)                                        10,000        10,096
-------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.75%(b)(e)(g)                                    180,000       161,046
-------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(b)(e)                                       100,000       104,873
-------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.13%, 08/29/87(b)(g)             200,000       164,469
-------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.19%(b)(e)(g)                   280,000       248,195
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                                140,000       166,902
-------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(b)(e)                                120,000       111,918
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(e)               180,000       186,492
-------------------------------------------------------------------------
US Trust Capital Trust-Series A, Trust Pfd.
  Bonds, 8.41%, 02/01/27 (Acquired 02/15/06;
  Cost $277,014)(a)(b)                              260,000       274,326
-------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $230,000)(a)(b)(c)                           230,000       230,173
=========================================================================
                                                                3,809,854
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.14%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(b)                                579,000       579,654
=========================================================================

ELECTRIC UTILITIES-3.10%

Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06(b)                  300,000       300,642
-------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(b)                        160,000       179,600
-------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(b)                    100,000       100,777
-------------------------------------------------------------------------
Sierra Pacific Power Co.-Series C, Medium
  Term Notes, 6.62%, 11/29/06(b)                    650,000       653,250
-------------------------------------------------------------------------
Southern Co. Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.19%, 02/01/37(b)                         320,000       337,418
=========================================================================
                                                                1,571,687
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-0.08%

Waste Management, Inc., Unsec. Notes, 7.00%,
  10/15/06(b)                                  $     40,000   $    40,141
=========================================================================

FOOD RETAIL-1.92%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(b)                                190,000       190,038
-------------------------------------------------------------------------
Kroger Co. (The),
  Notes, 7.80%, 08/15/07(b)                         240,000       245,191
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(b)                                183,000       183,608
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.65%, 04/15/07(b)                                260,000       263,645
-------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 7.00%,
  09/15/07(b)                                        88,000        89,167
=========================================================================
                                                                  971,649
=========================================================================

GAS UTILITIES-0.97%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(b)           490,000       489,368
=========================================================================

GENERAL MERCHANDISE STORES-0.16%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(b)                                 80,000        79,600
=========================================================================

HEALTH CARE DISTRIBUTORS-0.43%

Cardinal Health, Inc., Sr. Unsec. Notes,
  7.30%, 10/15/06(b)                                215,000       215,877
=========================================================================

HEALTH CARE SERVICES-1.31%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(b)                                       510,000       511,683
-------------------------------------------------------------------------
Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(b)                                       155,000       152,869
=========================================================================
                                                                  664,552
=========================================================================

HOME IMPROVEMENT RETAIL-0.16%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(b)                                        80,000        80,336
=========================================================================

HOMEBUILDING-1.34%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes,
  8.00%, 02/01/09(b)                                200,000       208,802
-------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 08/15/11(b)                                400,000       419,888
-------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(b)                          50,000        50,102
=========================================================================
                                                                  678,792
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.36%

Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(b)                         180,000       180,000
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.05%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(b)                                  $     25,000   $    25,026
=========================================================================

INDUSTRIAL CONGLOMERATES-0.85%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(b)                                       430,000       430,052
=========================================================================

INSURANCE BROKERS-0.82%

Aon Corp., Unsec. Notes, 6.95%, 01/15/07(b)          20,000        20,127
-------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(b)                  395,000       393,921
=========================================================================
                                                                  414,048
=========================================================================

INTEGRATED OIL & GAS-2.32%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                       300,000       303,672
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes,
  7.13%, 11/15/06(b)                                300,000       301,452
-------------------------------------------------------------------------
  Yankee Bonds,
  8.90%, 08/15/28(b)                                540,000       567,675
=========================================================================
                                                                1,172,799
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.56%

Embarq Corp.,
  Sr. Unsec. Notes, 6.74%, 06/01/13(b)              240,000       240,336
-------------------------------------------------------------------------
  7.08%, 06/01/16(b)                                400,000       398,308
-------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 6.68%, 11/28/07(b)             290,000       292,697
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(b)                                       250,000       253,677
-------------------------------------------------------------------------
Verizon California Inc.-Series G, Unsec.
  Deb., 5.50%, 01/15/09(b)                          160,000       158,312
-------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(b)                                460,000       536,043
-------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                          120,000       117,508
-------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(b)                          65,000        64,239
-------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(b)                                       180,000       172,242
-------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                          648,000       582,870
=========================================================================
                                                                2,816,232
=========================================================================

INVESTMENT BANKING & BROKERAGE-0.17%

Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06; Cost $36,705)(a)(b)            36,058        36,433
-------------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(b)                          50,000        50,847
=========================================================================
                                                                   87,280
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


LEISURE PRODUCTS-0.85%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(b)                                  $    430,000   $   431,926
=========================================================================

LIFE & HEALTH INSURANCE-2.30%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $93,875)(a)(b)            95,000        94,366
-------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost $588,417)(a)(b)(h)        500,000       548,405
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(b)                                150,000       151,043
-------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired 02/13/06;
  Cost $375,519)(a)(b)(e)                           350,000       371,700
=========================================================================
                                                                1,165,514
=========================================================================

MANAGED HEALTH CARE-0.78%

Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(b)                                       395,000       395,466
=========================================================================

METAL & GLASS CONTAINERS-1.00%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(b)                                       140,000       141,750
-------------------------------------------------------------------------
Pactiv Corp., Unsec. Notes, 8.00%,
  04/15/07(b)                                       360,000       365,630
=========================================================================
                                                                  507,380
=========================================================================

MOVIES & ENTERTAINMENT-1.48%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(b)                          170,000       179,119
-------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23(b)                                       480,000       568,373
=========================================================================
                                                                  747,492
=========================================================================

MULTI-UTILITIES-0.65%

Ameren Corp., Bonds, 4.26%, 05/15/07(b)             195,000       192,531
-------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(b)                                        65,000        66,604
-------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(b)         70,000        69,322
=========================================================================
                                                                  328,457
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.48%

Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(b)                                       205,000       204,611
-------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired 01/26/06; Cost
  $79,111)(a)(b)                                     80,000        73,500
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(b)                                245,000       225,094
-------------------------------------------------------------------------
  8.63%, 02/01/22(b)                                675,000       750,127
=========================================================================
                                                                1,253,332
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-9.47%

General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.10%,
  09/01/07(b)(f)                               $     50,000   $    48,787
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $787,636)(a)(b)(e)                           700,000       750,855
-------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(b)                                170,000       170,983
-------------------------------------------------------------------------
  -Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                                435,500       459,853
-------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $399,732)(a)(b)                              400,000       376,580
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-09/22/04; Cost
  $525,327)(a)(b)                                   453,889       494,684
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)- Class A-1a, Sr. Floating Rate
  Notes, 5.43%, 01/25/36 (Acquired 03/21/05;
  Cost $499,929)(a)(b)(c)                           499,929       489,383
-------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes, 6.88%,
  06/29/07(b)(c)                                    250,000       250,900
-------------------------------------------------------------------------
Southern Investments UK PLC (United Kingdom),
  Gtd. Yankee Notes, 8.23%, 02/01/27(b)             270,000       285,749
-------------------------------------------------------------------------
Toll Road Investors Partnership II,
  L.P.-Series A, Disc. Bonds, (INS-MBIA
  Insurance Corp.) 5.45%, 02/15/45 (Acquired
  03/11/05-03/22/06; Cost
  $582,017)(a)(b)(h)(i)                           4,958,969       598,290
-------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.17% (Acquired
  12/07/04-04/03/06; Cost $500,332)(a)(b)(e)        500,000       500,022
-------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(b)(e)               250,000       263,690
-------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $110,000)(a)(b)                                   110,000       106,213
=========================================================================
                                                                4,795,989
=========================================================================

PACKAGED FOODS & MEATS-0.95%

Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(b)                                480,000       481,421
=========================================================================

PROPERTY & CASUALTY INSURANCE-4.82%

ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(b)                         130,000       130,313
-------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(b)              125,000       132,149
-------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(b)                    790,000       826,427
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $352,536)(a)(b)      $    330,000   $   316,651
-------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Notes,
  7.56% (Acquired 06/15/06; Cost
  $870,000)(a)(b)(e)                                870,000       872,714
-------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes,
  5.34%, 10/06/06 (Acquired 10/12/05; Cost
  $158,800)(a)(b)(f)                                160,000       159,953
=========================================================================
                                                                2,438,207
=========================================================================

PUBLISHING-1.39%

Pearson Inc., Medium Term Notes, 7.38%,
  09/15/06 (Acquired 01/06/06-01/11/06; Cost
  $710,746)(a)(b)                                   700,000       702,814
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.16%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(b)                                        80,000        80,280
=========================================================================

REGIONAL BANKS-2.62%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.78%, 03/01/34(b)(c)        600,000       601,884
-------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.80%, 06/01/28(b)(c)                 100,000        97,281
-------------------------------------------------------------------------
Popular North America Inc.-Series F, Medium
  Term Notes, 5.20%, 12/12/07(b)                    140,000       138,669
-------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(b)                                       175,000       169,475
-------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(b)                                290,000       321,155
=========================================================================
                                                                1,328,464
=========================================================================

REINSURANCE-1.64%

GE Global Insurance Holding Corp., Unsec.
  Notes, 7.75%, 06/15/30(b)                         175,000       199,162
-------------------------------------------------------------------------
Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(b)              165,000       152,340
-------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $493,840)(a)(b)           500,000       479,700
=========================================================================
                                                                  831,202
=========================================================================

SOVEREIGN DEBT-0.67%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04; Cost $364,406)(a)(b)          325,000       337,838
=========================================================================

SPECIALIZED REIT'S-0.66%

Health Care Property Investors, Inc., Notes,
  5.63%, 05/01/17(b)                                180,000       168,012
-------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                       175,000       166,570
=========================================================================
                                                                  334,582
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.57%

ICI North America, Unsec. Gtd. Deb., 8.88%,
  11/15/06(b)                                  $     80,000   $    80,826
-------------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
  Notes, 8.88%, 05/01/10(b)                         200,000       206,000
=========================================================================
                                                                  286,826
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(b)             150,000       151,932
-------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(b)                    275,000       293,667
-------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(b)                    100,000       105,682
=========================================================================
                                                                  551,281
=========================================================================

TOBACCO-1.01%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(b)                                       510,000       513,743
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.78%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $428,237)(a)(b)           375,000       396,810
=========================================================================

TRUCKING-1.33%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                                650,000       675,525
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.86%

Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(b)                                 70,000        69,938
-------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(b)       180,000       219,141
-------------------------------------------------------------------------
Telephone & Data Systems, Inc., Series A,
  Sr. Unsec. Notes,
  7.60%, 12/01/41                                    12,000       296,040
-------------------------------------------------------------------------
  Unsec. Notes,
  7.00%, 08/01/06(b)                                355,000       355,316
=========================================================================
                                                                  940,435
=========================================================================
    Total U.S. Dollar Denominated Bonds &
    Notes (Cost $41,808,841)                                   40,716,806
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-9.49%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.68%

Federal Home Loan Mortgage Corp., Pass
  Through Ctfs.,
  8.50%, 03/01/10(b)                                    668           677
-------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(b)                     34,013        34,368
-------------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(b)                    291,779       288,945
-------------------------------------------------------------------------
  5.50%, 09/01/17(b)                                113,545       111,637
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.-(CONTINUED)

  Pass Through Ctfs., TBA,
  5.00%, 07/01/21 to 07/01/36(b)(j)            $    969,580   $   921,846
=========================================================================
                                                                1,357,473
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.21%

Federal National Mortgage Association, Pass
  Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32(b)                     49,808        51,064
-------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(b)                    209,007(k)     211,134
-------------------------------------------------------------------------
  5.00%, 11/01/18(b)                                107,099       103,411
-------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(b)                    109,596       113,762
-------------------------------------------------------------------------
  8.00%, 04/01/32(b)                                 26,639        28,126
-------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 07/01/21 to 07/01/36(b)(j)               1,900,000     1,837,750
-------------------------------------------------------------------------
  6.00%, 07/01/21 to 07/01/36(b)(j)                 808,394       796,486
=========================================================================
                                                                3,141,733
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.60%

Government National Mortgage Association,
  Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32(b)                     27,812        29,088
-------------------------------------------------------------------------
  8.50%, 11/15/24(b)                                 20,213        21,853
-------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(b)                      6,057         6,252
-------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(b)                     48,208        48,885
-------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(b)                     69,238        68,807
-------------------------------------------------------------------------
  5.50%, 02/15/34(b)                                132,574(k)     128,655
=========================================================================
                                                                  303,540
=========================================================================
    Total U.S. Mortgage-Backed Securities
    (Cost $4,845,653)                                           4,802,746
=========================================================================

ASSET-BACKED SECURITIES-6.40%

AEROSPACE & DEFENSE-0.69%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost $372,957)(a)(b)(h)        339,591       351,612
=========================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.25%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(b)                                129,553       124,490
=========================================================================

MULTI-SECTOR HOLDINGS-0.40%

Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds,
  5.63%, 02/03/40 (Acquired 03/31/05; Cost
  $200,000)(a)(c)(l)                                200,000       200,000
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-4.39%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  07/14/00-07/27/05; Cost $781,505)(a)(b)      $    675,000   $   759,799
-------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(a)(l)                                   500,000       486,505
-------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 03/04/19 (Acquired 04/30/04; Cost
  $1,000,000)(a)(l)                               1,000,000       977,900
=========================================================================
                                                                2,224,204
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.67%

North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $351,994)(a)(b)                                   350,000       338,002
=========================================================================
    Total Asset-Backed Securities (Cost
    $3,336,380)                                                 3,238,308
=========================================================================

MUNICIPAL OBLIGATIONS-4.14%

Dallas (City of), Texas; Series 2005 A,
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(b)                                 75,000        69,844
-------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(b)(h)                                    130,000       117,508
-------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(b)                                100,000        92,859
-------------------------------------------------------------------------
  5.22%, 07/15/20(b)                                125,000       116,513
-------------------------------------------------------------------------
  5.28%, 01/15/22(b)                                100,000        92,750
-------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(b)(h)            650,000       662,187
-------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Series 2005, Taxable RB,
  (INS-Ambac Assurance Corp.) 4.41%,
  11/15/14(b)(h)                                     90,000        87,139
-------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
  Taxable Unlimited Tax GO,
  4.65%, 05/15/15(b)                                125,000       116,563
-------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB
  (INS-Financial Guaranty Insurance Co.),
  3.69%, 07/01/07(b)(h)                             225,000       221,119
-------------------------------------------------------------------------
  4.21%, 07/01/08(b)(h)                             300,000       292,317
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-(CONTINUED)

Sacramento (County of), California; Series
  2004 C-1, Taxable Pension Funding CARS RB,
  (INS-MBIA Insurance Corp.) 3.42%,
  07/10/30(b)(h)(m)                            $    225,000   $   224,860
=========================================================================
    Total Municipal Obligations (Cost
    $2,146,720)                                                 2,093,659
=========================================================================

                                                  SHARES         VALUE
-------------------------------------------------------------------------
PREFERRED STOCKS-2.74%

LIFE & HEALTH INSURANCE-0.35%

Aegon N.V. 6.38% Pfd. (Netherlands)                   7,500   $   175,800
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.31%

Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $244,120)(a)(b)(c)                                    250       253,047
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $388,587)(a)(b)(c)                                    400       408,750
=========================================================================
                                                                  661,797
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.08%

Fannie Mae, Series J,
  4.72% Floating Rate Pfd.(n)                         5,550       276,945
-------------------------------------------------------------------------
  Series K,
  5.40% Floating Rate Pfd.(n)                         5,450       273,045
=========================================================================
                                                                  549,990
=========================================================================
    Total Preferred Stocks (Cost $1,373,794)                    1,387,587
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-0.87%(O)

JAPAN-0.87%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
  Medium Term Euro Notes, 1.02%, 03/01/34
  (Cost $523,532)                       JPY     100,000,000       441,512
=========================================================================

U.S. TREASURY SECURITIES-0.73%

U.S. TREASURY NOTES-0.73%

  3.00%, 12/31/06(b)(p) (Cost $371,007)        $    375,000       370,811
=========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.58%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.58%

Unsec. Floating Rate Global Notes, 4.50%,
  02/17/09(b)(f) (Cost $300,000)                    300,000       292,515
=========================================================================

                                                  SHARES

STOCKS & OTHER EQUITY INTERESTS-0.00%

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(l)(q)(r)                        275             0
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                  SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-0.19%

Liquid Assets Portfolio-Institutional
  Class(s)                                           48,468   $    48,468
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(s)             48,468        48,468
=========================================================================
  Total Money Market Funds (Cost $96,936)                          96,936
=========================================================================
TOTAL INVESTMENTS-105.56% (Cost $54,802,863)                   53,440,880
=========================================================================
OTHER ASSETS LESS LIABILITIES-(5.56)%                          (2,810,682)
=========================================================================
NET ASSETS-100.00%                                            $50,630,198
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

CARS     - Convertible Auction Rate Security
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
JPY      - Japanese Yen
Jr.      - Junior
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $14,855,717, which represented 29.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $50,216,197, which represented 99.18% of the Fund's Net Assets. See Note 1A.
(c) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2006.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at June 30, 2006 represented 0.10% of the Fund's Net Assets.
(e)  Perpetual bond with no specified maturity date.
(f) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.
(h) Principal and/or interest payments are secured by the bond insurance company listed.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(j) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(k) A portion of the principal's balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 9.
(l) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $1,664,405, which represented 3.29% of the Fund's Net Assets.
(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(n) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2006.
(o) Foreign denominated security. Principal amount is denominated in currency indicated.
(p) A portion of this security is subject to put options written. See Note 1K and Note 10.
(q) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(r) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.
(s) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $54,705,927)         $ 53,343,944
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $96,936)                                       96,936
=============================================================
    Total investments (cost $54,802,863)           53,440,880
=============================================================
Receivables for:
  Investments sold                                  1,685,347
-------------------------------------------------------------
  Variation margin                                     62,869
-------------------------------------------------------------
  Fund shares sold                                         41
-------------------------------------------------------------
  Dividends and interest                              754,530
-------------------------------------------------------------
  Fund expenses absorbed                                8,473
-------------------------------------------------------------
  Foreign currency contracts outstanding               10,261
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 47,214
-------------------------------------------------------------
Other assets                                            3,644
=============================================================
    Total assets                                   56,013,259
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             5,228,969
-------------------------------------------------------------
  Fund shares reacquired                               34,051
-------------------------------------------------------------
  Options written, at value (premiums received
    $1,710)                                             1,125
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              53,043
-------------------------------------------------------------
Accrued administrative services fees                   22,682
-------------------------------------------------------------
Accrued distribution fees -- Series II                    548
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                174
-------------------------------------------------------------
Accrued transfer agent fees                               701
-------------------------------------------------------------
Accrued operating expenses                             41,768
=============================================================
    Total liabilities                               5,383,061
=============================================================
Net assets applicable to shares outstanding      $ 50,630,198
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 68,593,806
-------------------------------------------------------------
Undistributed net investment income                 4,286,192
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts, futures contracts
  and option contracts                            (20,821,787)
-------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, foreign currencies,
  foreign currency contracts, futures contracts
  and option contracts                             (1,428,013)
=============================================================
                                                 $ 50,630,198
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $ 49,780,208
_____________________________________________________________
=============================================================
Series II                                        $    849,990
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            5,948,480
_____________________________________________________________
=============================================================
Series II                                             102,564
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       8.37
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       8.29
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                          $1,543,559
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $836)                                               65,413
------------------------------------------------------------
Dividends from affiliated money market funds           8,713
============================================================
    Total investment income                        1,617,685
============================================================

EXPENSES:

Advisory fees                                        158,480
------------------------------------------------------------
Administrative services fees                          71,274
------------------------------------------------------------
Custodian fees                                         9,616
------------------------------------------------------------
Distribution fees -- Series II                         1,107
------------------------------------------------------------
Transfer agent fees                                    3,870
------------------------------------------------------------
Trustees' and officer's fees and benefits              7,968
------------------------------------------------------------
Professional services fees                            25,025
------------------------------------------------------------
Other                                                 16,885
============================================================
    Total expenses                                   294,225
============================================================
Less: Fees waived and expense offset arrangement     (94,912)
============================================================
    Net expenses                                     199,313
============================================================
Net investment income                              1,418,372
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES CONTRACTS
  AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities (includes gains (losses)
    from securities sold to affiliates of
    $(3,070))                                       (118,850)
------------------------------------------------------------
  Foreign currencies                                   3,980
------------------------------------------------------------
  Foreign currency contracts                          (8,322)
------------------------------------------------------------
  Futures contracts                                 (534,687)
------------------------------------------------------------
  Option contracts written                             5,060
============================================================
                                                    (652,819)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (1,056,019)
------------------------------------------------------------
  Foreign currencies                                     834
------------------------------------------------------------
  Foreign currency contracts                         (15,464)
------------------------------------------------------------
  Futures contracts                                 (100,743)
------------------------------------------------------------
  Option contracts written                               585
============================================================
                                                  (1,170,807)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                       (1,823,626)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                 $ (405,254)
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,418,372    $  2,765,023
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities, foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (652,819)        529,078
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts, futures contracts and option
    contracts                                                  (1,170,807)     (1,562,880)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (405,254)      1,731,221
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --      (3,444,080)
-----------------------------------------------------------------------------------------
  Series II                                                            --         (56,114)
=========================================================================================
    Decrease in net assets resulting from distributions                --      (3,500,194)
=========================================================================================
Share transactions-net:
  Series I                                                     (4,887,498)     (8,266,475)
-----------------------------------------------------------------------------------------
  Series II                                                       (44,183)        (46,419)
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (4,931,681)     (8,312,894)
=========================================================================================
    Net increase (decrease) in net assets                      (5,336,935)    (10,081,867)
=========================================================================================

NET ASSETS:

  Beginning of period                                          55,967,133      66,049,000
=========================================================================================
  End of period (including undistributed net investment
    income of $4,286,192 and $2,867,820, respectively)        $50,630,198    $ 55,967,133
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                        AIM V.I. DIVERSIFIED INCOME FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

                        AIM V.I. DIVERSIFIED INCOME FUND
     withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

K. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

M. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.60%
-------------------------------------------------------------------
Over $250 million                                             0.55%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described
                        AIM V.I. DIVERSIFIED INCOME FUND
more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $94,570.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $46,479 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $3,870.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $1,107.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $124,432        $ 6,917,653       $ (6,993,617)         $   --           $48,468        $4,346        $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                  --             62,774            (14,306)             --            48,468            11            --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             124,432          6,863,019         (6,987,451)             --                --         4,356            --
==================================================================================================================================
  Total            $248,864        $13,843,446       $(13,995,374)         $   --           $96,936        $8,713        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $84,322, which resulted in net realized gains (losses) of $(3,070) and securities purchases of $515,936.
                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $342.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,863 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                      OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                         CONTRACT TO
                                                                ------------------------------                 UNREALIZED
SETTLEMENT DATE                                                    DELIVER          RECEIVE        VALUE      APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
09/01/06                                                        JPY 50,000,000    USD $451,264    $441,003      $10,261
__________________________________________________________________________________________________________________________
==========================================================================================================================

JPY  -- Japanese Yen
USD -- U.S. Dollar

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 9--FUTURE CONTRACTS

On June 30, 2006, $260,037 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                              NUMBER OF                             VALUE        APPRECIATION
CONTRACT                                                      CONTRACTS    MONTH/ COMMITMENT      06/30/06      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                                      8           March-07/Long        $1,888,800        $(18,977)
------------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 E-Trade                                     12          December-06/Long       2,832,150         (33,573)
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                     30          September-06/Long      6,083,437         (19,306)
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                     28          September-06/Long      2,895,375         (11,296)
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                    43          September-06/Long      4,508,953           3,816
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                    32          September-06/Long      3,413,000          14,488
------------------------------------------------------------------------------------------------------------------------------
Long Gilt                                                      10          September-06/Long      2,013,888         (15,191)
==============================================================================================================================
  Subtotal                                                                                       23,635,603         (80,039)
==============================================================================================================================
Japan 10 Year Bond                                              1          September-06/Short    (1,150,535)          3,087
==============================================================================================================================
  Total                                                                                          $22,485,068       $(76,952)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                                              ---------------------    ---------------------
                                                              NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
------------------------------------------------------------------------------------------------------------
Beginning of period                                               --       $    --         --       $    --
------------------------------------------------------------------------------------------------------------
Written                                                           12         1,815         34         4,955
------------------------------------------------------------------------------------------------------------
Closed                                                            --            --        (18)       (2,160)
------------------------------------------------------------------------------------------------------------
Exercised                                                         --            --         --            --
------------------------------------------------------------------------------------------------------------
Expired                                                          (12)       (1,815)        (8)       (1,085)
============================================================================================================
End of period                                                     --       $    --          8       $ 1,710
____________________________________________________________________________________________________________
============================================================================================================

                                           OPEN PUT OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                      CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       UNREALIZED
                                                       MONTH      PRICE     CONTRACTS    RECEIVED    06/30/06    APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                           Aug-06       $104       8           $1,710      $1,125         $585
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 11--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $20,121,003 of capital loss carryforward in the fiscal year ended December 31, 2006.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2006                                                $   116,458
-----------------------------------------------------------------------------
December 31, 2007                                                  2,582,661
-----------------------------------------------------------------------------
December 31, 2008                                                  4,437,761
-----------------------------------------------------------------------------
December 31, 2009                                                  6,105,069
-----------------------------------------------------------------------------
December 31, 2010                                                  6,879,053
=============================================================================
Total capital loss carryforward                                   20,121,002
_____________________________________________________________________________
=============================================================================

 * Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $24,530,420 and $28,553,570, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   104,060
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,463,693)
===============================================================================
Net unrealized appreciation of investment securities               $(1,359,633)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $54,800,513.

NOTE 13--SHARE INFORMATION

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                     YEAR
                                                                       ENDED                       ENDED
                                                                     JUNE 30,                  DECEMBER 31,
                                                                      2006(A)                      2005
                                                              -----------------------    -------------------------
                                                               SHARES       AMOUNT         SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     188,936    $ 1,582,791     4,117,347    $35,952,572
------------------------------------------------------------------------------------------------------------------
  Series II                                                      1,883         15,731        91,797        794,699
==================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --       411,971      3,444,080
------------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --         6,769         56,114
==================================================================================================================
Reacquired:
  Series I                                                    (770,223)    (6,470,289)   (5,441,529)   (47,663,127)
------------------------------------------------------------------------------------------------------------------
  Series II                                                     (7,214)       (59,914)     (103,637)      (897,232)
==================================================================================================================
                                                              (586,618)   $(4,931,681)     (917,282)   $(8,312,894)
__________________________________________________________________________________________________________________
==================================================================================================================

()(a)There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                          YEAR ENDED DECEMBER 31,
                                                          JUNE 30,        -------------------------------------------------------
                                                            2006           2005       2004       2003       2002         2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.43         $  8.74    $  8.82    $  8.60    $  9.13      $  9.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                   0.22            0.40       0.36       0.42       0.55         0.67(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.28)          (0.15)      0.08       0.37      (0.35)       (0.35)
=================================================================================================================================
    Total from investment operations                        (0.06)           0.25       0.44       0.79       0.20         0.32
=================================================================================================================================
Less dividends from net investment income                      --           (0.56)     (0.52)     (0.57)     (0.73)       (0.68)
=================================================================================================================================
Net asset value, end of period                            $  8.37         $  8.43    $  8.74    $  8.82    $  8.60      $  9.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             (0.71)%          2.90%      5.03%      9.24%      2.30%        3.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $49,780         $55,065    $65,069    $71,860    $70,642      $79,875
=================================================================================================================================
Ratio of expenses to average net assets                      0.75%(d)(e)     0.89%(e)    1.01%     0.95%      0.94%        0.93%
=================================================================================================================================
Ratio of net investment income to average net assets         5.37%(d)        4.54%      4.01%      4.71%      6.15%        6.87%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     47%             92%       113%       153%        86%          79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $52,371,104.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.11% and 1.08% for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                                        SERIES II
                                                              -------------------------------------------------------------
                                                                                                             MARCH 14, 2002
                                                              SIX MONTHS                                      (DATE SALES
                                                                ENDED           YEAR ENDED DECEMBER 31,      COMMENCED) TO
                                                               JUNE 30,        --------------------------     DECEMBER 31,
                                                                 2006           2005      2004      2003          2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.36         $8.67     $8.78     $8.58         $ 8.97
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.21          0.38      0.33      0.40           0.42
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.28)        (0.15)     0.08      0.37          (0.08)
===========================================================================================================================
    Total from investment operations                             (0.07)         0.23      0.41      0.77           0.34
===========================================================================================================================
Less dividends from net investment income                           --         (0.54)    (0.52)    (0.57)         (0.73)
===========================================================================================================================
Net asset value, end of period                                  $ 8.29         $8.36     $8.67     $8.78         $ 8.58
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  (0.84)%        2.67%     4.69%     9.02%          3.90%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  850         $ 902     $ 980     $ 762         $  124
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.00%(c)(d)   1.14%(d)  1.26%     1.20%          1.19%(e)
===========================================================================================================================
Ratio of net investment income to average net assets              5.12%(c)      4.29%     3.76%     4.46%          5.90%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                          47%           92%      113%      153%            86%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $893,247.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.36% and 1.33% for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

                        AIM V.I. DIVERSIFIED INCOME FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. DIVERSIFIED INCOME FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                          AIM V.I. DYNAMICS FUND
                               Semiannual Report to Shareholders o June 30, 2006

               AIM V.I. DYNAMICS FUND seeks to provide long-term capital growth.

          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.
================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. DYNAMICS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                   Stocks that are ranked highest by
=====================================================================================     our quantitative model are the focus of
PERFORMANCE SUMMARY                          ========================================     our fundamental research efforts. Our
                                             FUND VS. INDEXES                             fundamental analysis focuses on
For the six months ended June 30, 2006       CUMULATIVE TOTAL RETURNS                     identifying both industries and
and excluding variable products issuer       12/31/05-6/30/06, EXCLUDING VARIABLE         companies with strong drivers of growth.
charges, AIM V.I. Dynamics Fund              PRODUCT ISSUER CHARGES.
outperformed the broad market, as            IF VARIABLE PRODUCT ISSUER CHARGES WERE          Risk management plays an important
measured by the S&P 500 Index, and the       INCLUDED, RETURNS WOULD BE LOWER.            role in portfolio construction, as our
Fund's style-specific index, the Russell                                                  target portfolio attempts to limit
Midcap Growth Index.                         Series I Shares                    7.38%     volatility and downside risk. We seek to
                                                                                          accomplish this goal by investing in
    Solid stock selection and generally      Series II Shares                   7.21      sectors, industries and companies with
stronger performance by mid-cap stocks                                                    attractive fundamental prospects. We
enabled the Fund to outperform the           Standard & Poor's Composite Index            limit the Fund's sector exposure and
large-cap oriented S&P 500 Index. Stock      of 500 Stocks (S&P 500 Index)                also seek to manage stock-specific risk
selection across sectors also enabled        (Broad Market Index)               2.71      by building a diversified portfolio.
the Fund to outperform the Russell
Midcap Growth Index, with the widest         Russell Midcap Growth Index                      We consider selling a stock for any
margin of outperformance in the              (Style-Specific Index)             2.56      of the following reasons:
information technology (IT), energy,
consumer staples                             Lipper Mid-Cap Growth Fund Index             o The stock is overvalued based on our
                                             (Peer Group Index)                 4.40      analysis.

                                             SOURCE: LIPPER INC.                          o A change in fundamental metrics
                                             ========================================     indicates potential problems.
                                             and consumer discretionary sectors.
                                                                                          o A change in market capitalization--if
                                                 Your Fund's long-term performance        a stock grows and moves into the
                                             appears on page 4.                           large-cap range.
=====================================================================================
                                                                                          o A better stock candidate with higher
HOW WE INVEST                                correlated with outperformance in the        potential return is found.
                                             midcap growth universe, including:
We believe a growth investment strategy                                                   MARKET CONDITIONS AND YOUR FUND
is an essential component of a               o Earnings--focus on companies
diversified portfolio.                       exhibiting strong growth in earnings,        After posting strong performance during
                                             revenue and cash flows                       the first four months of 2006, domestic
    Our investment process combines                                                       equities retreated over the last two
quantitative and fundamental analysis to     o Quality--focus on companies with           months of the reporting period largely
uncover companies exhibiting long-term,      sustainable earnings growth and              due to concerns about the sustainability
sustainable earnings and cash flow           management teams that profitably             of corporate profits and fears that
growth that is not yet reflected by the      reinvest shareholder cash flow               inflation might lead the U.S. Federal
stock's market price.                                                                     Reserve Board to continue raising
                                             o Valuation--focus on companies that are     interest rates. While small- and mid-cap
    Our quantitative model ranks             attractively valued given their growth       stocks were the hardest hit in May and
companies based on factors we have found     potential                                    June, they generally
to be highly


========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Health Care Services             4.3%      1. Alliance Data Systems Corp.     1.8%

Information Technology             20.3%     2. Application Software             4.1       2. CB Richard Ellis Group, Inc.-
                                                                                              Class A                         1.7
Health Care                        18.1      3. Semiconductors                   4.1
                                                                                           3. Precision Castparts Corp.       1.6
Consumer Discretionary             15.4      4. Wireless Telecommunication
                                                Services                         3.9       4. Corrections Corp. of America    1.5
Industrials                        13.5
                                             5. Managed Health Care              3.4       5. Polo Ralph Lauren Corp.         1.5
Energy                             11.4
                                             TOTAL NET ASSETS         $140.7 MILLION       6. AmeriCredit Corp.               1.5
Financials                          8.4      TOTAL NUMBER OF HOLDINGS*           112
                                                                                           7. Charles Schwab Corp. (The)      1.5
Telecommunication Services          5.3
                                                                                           8. Leap Wireless International,
Materials                           2.8                                                       Inc.                            1.4

Consumer Staples                    2.6                                                    9. Qwest Communications
                                                                                              International Inc.              1.4
Money Market Funds
Plus Other Assets Less Liabilities  2.2                                                   10. Chicago Mercantile Exchange
                                                                                              Holdings Inc.                   1.4


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM V.I. DYNAMICS FUND

outperformed large-cap stocks during the     consumer discretionary sector, as many       IN CLOSING
reporting period. Positive performance       consumer-related stocks struggled during
was broad among the Russell Midcap           the reporting period due to concerns         Although we are pleased to have provided
Growth Index's economic sectors, with        that higher interest rates would crimp       positive returns for our investors for
the best returns found in the                consumer spending and slow the economy.      the reporting period, we are always
telecommunication services, materials,       However, some holdings held up in this       striving to improve performance and help
industrials and consumer staples             environment, including SCIENTIFIC GAMES      you meet your financial goals. We remain
sectors.                                     and OFFICE DEPOT. Scientific Games made      committed to our investment process of
                                             a key contribution to Fund performance       focusing on the attractively priced
    The Fund outperformed the Russell        as many gaming stocks enjoyed strong         stocks of mid-cap companies with growing
Midcap Growth Index by a wide margin         business fundamentals. Shares of office      cash flow and earnings.
during the reporting period. Strong          products retailer Office Depot rose
stock selection drove much of the Fund's     after the company reported better than           As always, we thank you for your
outperformance in the IT sector. Our         expected earnings results due to             continued investment in AIM V.I.
investment process led us to invest in a     improving profit margins and strong          Dynamics Fund.
number of stocks in the IT services          sales growth.
industry that performed well during the                                                   THE VIEWS AND OPINIONS EXPRESSED IN
period. One example is ALLIANCE DATA             The Fund underperformed in the           MANAGEMENT'S DISCUSSION OF FUND
SYSTEMS, a provider of services to           materials sector relative to the Russell     PERFORMANCE ARE THOSE OF A I M ADVISORS,
private-label credit card companies,         Midcap Growth Index by the widest            INC. THESE VIEWS AND OPINIONS ARE
which rose after reporting earnings          margin, largely due to an underweight        SUBJECT TO CHANGE AT ANY TIME BASED ON
above analysts' expectations due to          position, as this sector performed well      FACTORS SUCH AS MARKET AND ECONOMIC
securing a number of new contracts. We       during the period. One key detractor in      CONDITIONS. THESE VIEWS AND OPINIONS MAY
also had success with software holdings      this sector during the                       NOT BE RELIED UPON AS INVESTMENT ADVICE
CITRIX SYSTEMS and AMDOCS.                   period--SMURFIT-STONE CONTAINER. This        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             container and packaging manufacturer         PARTICULAR SECURITY. THE INFORMATION IS
    The energy sector experienced wide       fell short of earnings expectations,         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
swings but finished with gains for the       citing high energy and materials costs.      OF ANY MARKET, COUNTRY, INDUSTRY,
reporting period. In this volatile           Despite the pull back, we continued to       SECURITY OR THE FUND. STATEMENTS OF FACT
environment, the Fund benefited from         own the stock.                               ARE FROM SOURCES CONSIDERED RELIABLE,
strong stock selection and an overweight                                                  BUT A I M ADVISORS, INC. MAKES NO
position in this sector. The top                 While the Fund performed in-line         REPRESENTATION OR WARRANTY AS TO THEIR
contributor to Fund performance during       with the style-specific index in the         COMPLETENESS OR ACCURACY. ALTHOUGH
the reporting period was AVENTINE            health care sector, Fund returns were        HISTORICAL PERFORMANCE IS NO GUARANTEE
RENEWABLE ENERGY HOLDINGS, one of the        negatively affected by weak performance      OF FUTURE RESULTS, THESE INSIGHTS MAY
leading producers and marketers of           from biotechnology holding CV                HELP YOU UNDERSTAND OUR INVESTMENT
ethanol, a grain alcohol mainly used as      THERAPEUTICS, health care providers          MANAGEMENT PHILOSOPHY.
a fuel additive in gasoline to reduce        OMNICARE and LIFEPOINT HOSPITALS, and
vehicle emissions and enhance engine         pharmaceutical manufacturer FOREST                           PAUL J. RASPLICKA,
performance. Aventine's stock price was      LABORATORIES. While we owned Omnicare                        Chartered Financial
up close to 170% during the period due       and Forest Laboratories at the close of      [RASPLICKA      Analyst, senior
to strong demand and rising prices for       the reporting period, we sold CV                PHOTO]       portfolio manager, is
ethanol. Ethanol was in strong demand        Therapeutics and LifePoint Hospitals due                     lead manager of AIM V.I.
after many refiners phased out the use       to deteriorating fundamentals.               Dynamics Fund. Mr. Rasplicka began his
of MTBE, a gasoline additive, due to                                                      investment career in 1982. A native of
legal concerns.                                  Other significant detractors from        Denver, Mr. Rasplicka is a magna cum
                                             Fund performance during the reporting        laude graduate of the University of
    Two holdings in the consumer staples     period included BUSINESS OBJECTS S.A.        Colorado at Boulder with a B.S. in
sector made a significant contribution       and AEROPOSTALE. Both holdings were          business administration. He earned an
to Fund performance--HANSEN NATURAL and      subsequently sold due to deteriorating       M.B.A. from the University of Chicago.
ARCHER-DANIELS-MIDLAND. Hansen Natural,      fundamentals.
a maker of alternative sodas, juices and                                                                  KARL F. FARMER,
teas, including the popular Monster              Overall positioning of the Fund was                      Chartered Financial
energy drink, was up over 150% during        little changed during the period.             [FARMER        Analyst, is manager of
the reporting period due strong sales of     Exposure was added to the industrials,         PHOTO]        AIM V.I. Dynamics Fund.
its products. Archer-Daniels-Midland is      health care and materials sectors, and                       He spent six years as a
one of the world's largest processors of     reduced in the consumer discretionary        pension actuary, focusing on retirement
corn, wheat and oilseeds. One of the         and IT sectors.                              plans and other benefit programs prior
products the company produces with corn                                                   to joining AIM in 1998. He earned a B.S.
is ethanol; therefore, the company also          All changes to the Fund were based       in economics from Texas A&M University,
benefited from high demand and rising        on our bottom-up stock selection process     graduating magna cum laude. He
prices of ethanol.                           of identifying what we consider high         subsequently earned his M.B.A. in
                                             quality growth companies trading at what     finance from The Wharton School at the
    The Fund also benefited from strong      we believe are attractive valuations.        University of Pennsylvania.
stock selection and an underweight
position in the                                                                           Assisted by the Mid Cap Growth-GARP
                                                                                          (growth at a reasonable price) Team

                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                          THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                          PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. DYNAMICS FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     AND SERIES II SHARE CLASSES WILL DIFFER      ARE NOT INTENDED TO REFLECT ACTUAL
AVERAGE ANNUAL TOTAL RETURNS                 PRIMARILY DUE TO DIFFERENT CLASS             VARIABLE PRODUCT VALUES. THEY DO NOT
                                             EXPENSES.                                    REFLECT SALES CHARGES, EXPENSES AND FEES
As of 6/30/06                                                                             ASSESSED IN CONNECTION WITH A VARIABLE
                                                 THE PERFORMANCE DATA QUOTED              PRODUCT. SALES CHARGES, EXPENSES AND
SERIES I SHARES                              REPRESENT PAST PERFORMANCE AND CANNOT        FEES, WHICH ARE DETERMINED BY THE
Inception (8/22/97)                5.55%     GUARANTEE COMPARABLE FUTURE RESULTS;         VARIABLE PRODUCT ISSUERS, WILL VARY AND
 5 Years                           1.48      CURRENT PERFORMANCE MAY BE LOWER OR          WILL LOWER THE TOTAL RETURN.
 1 Year                           17.48      HIGHER. PLEASE CONTACT YOUR VARIABLE
                                             PRODUCT ISSUER OR FINANCIAL ADVISOR FOR          PER NASD REQUIREMENTS, THE MOST
SERIES II SHARES                             THE MOST RECENT MONTH-END VARIABLE           RECENT MONTH-END PERFORMANCE DATA AT THE
Inception                          5.28%     PRODUCT PERFORMANCE. PERFORMANCE FIGURES     FUND LEVEL, EXCLUDING VARIABLE PRODUCT
 5 Years                           1.22      REFLECT FUND EXPENSES, REINVESTED            CHARGES, IS AVAILABLE ON THIS AIM
 1 Year                           17.16      DISTRIBUTIONS AND CHANGES IN NET ASSET       AUTOMATED INFORMATION LINE,
========================================     VALUE. INVESTMENT RETURN AND PRINCIPAL       866-702-4402. AS MENTIONED ABOVE, FOR
                                             VALUE WILL FLUCTUATE SO THAT YOU MAY         THE MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES' INCEPTION DATE IS          HAVE A GAIN OR LOSS WHEN YOU SELL            INCLUDING VARIABLE PRODUCT CHARGES,
APRIL 30, 2004. RETURNS SINCE THAT DATE      SHARES.                                      PLEASE CONTACT YOUR VARIABLE PRODUCT
ARE HISTORICAL. ALL OTHER RETURNS ARE                                                     ISSUER OR FINANCIAL ADVISOR.
THE BLENDED RETURNS OF THE HISTORICAL            AIM V.I. DYNAMICS FUND, A SERIES
PERFORMANCE OF SERIES II SHARES SINCE        PORTFOLIO OF AIM VARIABLE INSURANCE
THEIR INCEPTION AND THE RESTATED             FUNDS, IS CURRENTLY OFFERED THROUGH
HISTORICAL PERFORMANCE OF SERIES I           INSURANCE COMPANIES ISSUING VARIABLE
SHARES (FOR PERIODS PRIOR TO INCEPTION       PRODUCTS. YOU CANNOT PURCHASE SHARES OF
OF SERIES II SHARES) ADJUSTED TO REFLECT     THE FUND DIRECTLY. PERFORMANCE FIGURES
THE RULE 12b-1 FEES APPLICABLE TO SERIES     GIVEN REPRESENT THE FUND AND
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS AUGUST 22, 1997. THE
PERFORMANCE OF THE FUND'S SERIES I
                                             ABOUT INDEXES USED IN THIS REPORT            include reinvested dividends, and they
                                                                                          do not reflect sales charges.
PRINCIPAL RISKS OF INVESTING IN THE FUND     The unmanaged STANDARD & POOR'S              Performance of an index of funds
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P       reflects fund expenses; performance of a
At any given time, the Fund may be           500--Registered Trademark-- Index) is an     market index does not.
subject to sector risk, which means a        index of common stocks frequently used
certain sector may underperform other        as a general measure of U.S. stock           OTHER INFORMATION
sectors or the market as a whole. The        market performance.
Fund is not limited with respect to the                                                   The returns shown in the Management's
sectors in which it can invest.                  The unmanaged LIPPER MID-CAP GROWTH      Discussion of Fund Performance are based
                                             FUND INDEX represents an average of the      on net asset values calculated for
    Investing in smaller companies           performance of the 30 largest                shareholder transactions. Generally
involves greater risk than investing in      mid-capitalization growth funds tracked      accepted accounting principles require
more established companies, such as          by Lipper Inc., an independent mutual        adjustments to be made to the net assets
business risk, significant stock price       fund performance monitor.                    of the Fund at period end for financial
fluctuations and illiquidity.                                                             reporting purposes, and as such, the net
                                                 The unmanaged RUSSELL                    asset value for shareholder transactions
    The Fund may invest up to 25% of its     MIDCAP--Registered Trademark-- GROWTH        and the returns based on those net asset
assets in the securities of non-U.S.         INDEX is a subset of the RUSSELL MIDCAP      values may differ from the net asset
issuers. Securities of Canadian issuers      --Registered Trademark-- INDEX, which        values and returns reported in the
and American Depositary Receipts are not     represents the performance of the stocks     Financial Highlights. Additionally, the
subject to this 25% limitation.              of domestic mid-capitalization               returns and net asset values shown
International investing presents risks       companies; the Growth subset measures        throughout this report are at the Fund
not associated with investing solely in      the performance of Russell Midcap            level only and do not include variable
the United States. These include risks       companies with higher price/book ratios      product issuer charges. If such charges
relating to the fluctuation in the value     and higher forecasted growth values.         were included, the total returns would
of the U.S. dollar relative to the                                                        be lower.
values of the currencies, the custody            The Fund is not managed to track the
arrangements made for the Fund's foreign     performance of any particular index,             Industry classifications used in
holdings, differences in accounting,         including the indexes defined here, and      this report are generally according to
political risks and the lesser degree of     consequently, the performance of the         the Global Industry Classification
public information required to be            Fund may deviate significantly from the      Standard, which was developed by and is
provided by non-U.S. companies.              performance of the indexes.                  the exclusive property and a service
                                                                                          mark of Morgan Stanley Capital
    Portfolio turnover is greater than           A direct investment cannot be made       International Inc. and Standard &
that of most funds, which may affect         in an index. Unless otherwise indicated,     Poor's.
performance.                                 index results

AIM V.I. DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information         cumulative total returns at net asset
ongoing costs, including management          about actual account values and actual       value after expenses for the six months
fees; distribution and/or service fees       expenses. You may use the information in     ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This       this table, together with the amount you     "Funds vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide          The hypothetical account values and
dollars) of investing in the Fund and to     your account value by $1,000 (for            expenses may not be used to estimate the
compare these costs with ongoing costs       example, an $8,600 account value divided     actual ending account balance or
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          expenses you paid for the period. You
example is based on an investment of         result by the number in the table under      may use this information to compare the
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        ongoing costs of investing in the Fund
period and held for the entire period        Paid During Period" to estimate the          and other funds. To do so, compare this
January 1, 2006, through June 30, 2006.      expenses you paid on your account during     5% hypothetical example with the 5%
                                             this period.                                 hypothetical examples that appear in the
    The actual and hypothetical expenses                                                  shareholder reports of the other funds.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses     COMPARISON PURPOSES                              Please note that the expenses shown
assessed in connection with a variable                                                    in the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides                ongoing costs. Therefore, the
would be higher while the ending account     information about hypothetical account       hypothetical information is useful in
values shown would be lower.                 values and hypothetical expenses based       comparing ongoing costs, and will not
                                             on the Fund's actual expense ratio and       help you determine the relative total
                                             an assumed rate of return of 5% per          costs of owning different funds.


====================================================================================================================================

                                                   ACTUAL                          HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING            ENDING              EXPENSES        ENDING            EXPENSES          ANNUALIZED
SHARE             ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS               (1/1/06)          (6/30/06)(1)          PERIOD(2)       (6/30/06)          PERIOD(2)           RATIO
Series I           $1,000.00           $1,073.80              $5.81         $1,019.19            $5.66             1.13%
Series II           1,000.00            1,072.10               7.09          1,017.95             6.90             1.38

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. DYNAMICS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        o The nature and extent of the advisory      review and after taking account of all
Insurance Funds (the "Board") oversees       services to be provided by AIM. The          of the other factors that the Board
the management of AIM V.I. Dynamics Fund     Board reviewed the services to be            considered in determining whether to
(the "Fund") and, as required by law,        provided by AIM under the Advisory           continue the Advisory Agreement for the
determines annually whether to approve       Agreement. Based on such review, the         Fund, the Board concluded that no
the continuance of the Fund's advisory       Board concluded that the range of            changes should be made to the Fund and
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     that it was not necessary to change the
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and       Fund's portfolio management team at this
of the Investments Committee of the          that AIM currently is providing services     time. Although the independent written
Board, at a meeting held on June 27,         in accordance with the terms of the          evaluation of the Fund's Senior Officer
2006, the Board, including all of the        Advisory Agreement.                          (discussed below) only considered Fund
independent trustees, approved the                                                        performance through the most recent
continuance of the advisory agreement        o The quality of services to be provided     calendar year, the Board also reviewed
(the "Advisory Agreement") between the       by AIM. The Board reviewed the               more recent Fund performance, which did
Fund and AIM for another year, effective     credentials and experience of the            not change their conclusions.
July 1, 2006.                                officers and employees of AIM who will
                                             provide investment advisory services to      o Meetings with the Fund's portfolio
    The Board considered the factors         the Fund. In reviewing the                   managers and investment personnel. With
discussed below in evaluating the            qualifications of AIM to provide             respect to the Fund, the Board is
fairness and reasonableness of the           investment advisory services, the Board      meeting periodically with such Fund's
Advisory Agreement at the meeting on         considered such issues as AIM's              portfolio managers and/or other
June 27, 2006 and as part of the Board's     portfolio and product review process,        investment personnel and believes that
ongoing oversight of the Fund. In their      various back office support functions        such individuals are competent and able
deliberations, the Board and the             provided by AIM and AIM's equity and         to continue to carry out their
independent trustees did not identify        fixed income trading operations. Based       responsibilities under the Advisory
any particular factor that was               on the review of these and other             Agreement.
controlling, and each trustee attributed     factors, the Board concluded that the
different weights to the various             quality of services to be provided by        o Overall performance of AIM. The Board
factors.                                     AIM was appropriate and that AIM             considered the overall performance of
                                             currently is providing satisfactory          AIM in providing investment advisory and
    One responsibility of the                services in accordance with the terms of     portfolio administrative services to the
independent Senior Officer of the Fund       the Advisory Agreement.                      Fund and concluded that such performance
is to manage the process by which the                                                     was satisfactory.
Fund's proposed management fees are          o The performance of the Fund relative
negotiated to ensure that they are           to comparable funds. The Board reviewed      o Fees relative to those of clients of
negotiated in a manner which is at arms'     the performance of the Fund during the       AIM with comparable investment
length and reasonable. To that end, the      past one, three and five calendar years      strategies. The Board reviewed the
Senior Officer must either supervise a       against the performance of funds advised     effective advisory fee rate (before
competitive bidding process or prepare       by other advisors with investment            waivers) for the Fund under the Advisory
an independent written evaluation. The       strategies comparable to those of the        Agreement. The Board noted that this
Senior Officer has recommended an            Fund. The Board noted that the Fund's        rate was (i) above the effective
independent written evaluation in lieu       performance was below the median             advisory fee rates (before waivers) for
of a competitive bidding process and,        performance of such comparable funds for     two mutual funds advised by AIM with
upon the direction of the Board, has         the one and five year periods and above      investment strategies comparable to
prepared such an independent written         such median performance for the three        those of the Fund; (ii) the same as the
evaluation. Such written evaluation also     year period. The Board also noted that       effective advisory fee rate (before
considered certain of the factors            AIM began serving as investment advisor      waivers) for a variable insurance fund
discussed below. In addition, as             to the Fund in April 2004. Based on this     advised by AIM and offered to insurance
discussed below, the Senior Officer made     review and after taking account of all       company separate accounts with
a recommendation to the Board in             of the other factors that the Board          investment strategies comparable to
connection with such written evaluation.     considered in determining whether to         those of the Fund; (iii) above the
                                             continue the Advisory Agreement for the      effective sub-advisory fee rate for one
    The discussion below serves as a         Fund, the Board concluded that no            offshore fund advised and sub-advised
summary of the Senior Officer's              changes should be made to the Fund and       by AIM affiliates with investment
independent written evaluation and           that it was not necessary to change the      strategies comparable to those of the
recommendation to the Board in               Fund's portfolio management team at this     Fund, although the total advisory fees
connection therewith, as well as a           time. Although the independent written       for such offshore fund were above those
discussion of the material factors and       evaluation of the Fund's Senior Officer      for the Fund; and (iv) above the
the conclusions with respect thereto         (discussed below) only considered Fund       effective sub-advisory fee rates for two
that formed the basis for the Board's        performance through the most recent          variable insurance funds sub-advised by
approval of the Advisory Agreement.          calendar year, the Board also reviewed       an AIM affiliate and offered to
After consideration of all of the            more recent Fund performance, which did      insurance company separate accounts with
factors below and based on its informed      not change their conclusions.                investment strategies comparable to
business judgment, the Board determined                                                   those of the Fund, although the total
that the Advisory Agreement is in the        o The performance of the Fund relative       advisory fees for such variable
best interests of the Fund and its           to indices. The Board reviewed the           insurance funds were the same as or
shareholders and that the compensation       performance of the Fund during the past      above those for the Fund. The Board
to AIM under the Advisory Agreement is       one, three and five calendar years           noted that AIM has agreed to waive
fair and reasonable and would have been      against the performance of the Lipper        advisory fees of the Fund and to limit
obtained through arm's length                Variable Underlying Fund Mid-Cap Growth      the Fund's total operating expenses, as
negotiations.                                Index. The Board noted that the Fund's       discussed below. Based on this review,
                                             performance was above the performance of     the Board concluded that the advisory
    Unless otherwise stated, information     such Index for the one and five year         fee rate for the Fund under the Advisory
presented below is as of June 27, 2006       periods and comparable to such Index for     Agreement was fair and reasonable.
and does not reflect any changes that        the three year period. The Board also
may have occurred since June 27, 2006,       noted that AIM began serving as              o Fees relative to those of comparable
including but not limited to changes to      investment advisor to the Fund in April      funds with other advisors. The Board
the Fund's performance, advisory fees,       2004. Based on this                          reviewed the advisory fee rate for the
expense limitations and/or fee waivers.                                                   Fund under the Advisory Agreement. The
                                                                                          Board compared effective contractual
                                                                                          advisory fee rates

                                                                                                                       (continued)

AIM V.I. DYNAMICS FUND

at a common asset level at the end of        o Investments in affiliated money market     ates' investment advisory and other
the past calendar year and noted that        funds. The Board also took into account      activities and its financial condition,
the Fund's rate was comparable to the        the fact that uninvested cash and cash       the Board concluded that the
median rate of the funds advised by          collateral from securities lending           compensation to be paid by the Fund to
other advisors with investment               arrangements, if any (collectively,          AIM under its Advisory Agreement was not
strategies comparable to those of the        "cash balances") of the Fund may be          excessive.
Fund that the Board reviewed. The Board      invested in money market funds advised
noted that AIM has agreed to waive           by AIM pursuant to the terms of an SEC       o Benefits of soft dollars to AIM. The
advisory fees of the Fund and to limit       exemptive order. The Board found that        Board considered the benefits realized
the Fund's total operating expenses, as      the Fund may realize certain benefits        by AIM as a result of brokerage
discussed below. Based on this review,       upon investing cash balances in AIM          transactions executed through "soft
the Board concluded that the advisory        advised money market funds, including a      dollar" arrangements. Under these
fee rate for the Fund under the Advisory     higher net return, increased liquidity,      arrangements, brokerage commissions paid
Agreement was fair and reasonable.           increased diversification or decreased       by the Fund and/or other funds advised
                                             transaction costs. The Board also found      by AIM are used to pay for research and
o Expense limitations and fee waivers.       that the Fund will not receive reduced       execution services. This research may be
The Board noted that AIM has                 services if it invests its cash balances     used by AIM in making investment
contractually agreed to waive advisory       in such money market funds. The Board        decisions for the Fund. The Board
fees of the Fund through April 30, 2008      noted that, to the extent the Fund           concluded that such arrangements were
to the extent necessary so that the          invests uninvested cash in affiliated        appropriate.
advisory fees payable by the Fund do not     money market funds, AIM has voluntarily
exceed a specified maximum advisory fee      agreed to waive a portion of the             o AIM's financial soundness in light of
rate, which maximum rate includes            advisory fees it receives from the Fund      the Fund's needs. The Board considered
breakpoints and is based on net asset        attributable to such investment. The         whether AIM is financially sound and has
levels. The Board considered the             Board further determined that the            the resources necessary to perform its
contractual nature of this fee waiver        proposed securities lending program and      obligations under the Advisory
and noted that it remains in effect          related procedures with respect to the       Agreement, and concluded that AIM has
until April 30, 2008. The Board noted        lending Fund is in the best interests of     the financial resources necessary to
that AIM has contractually agreed to         the lending Fund and its respective          fulfill its obligations under the
waive fees and/or limit expenses of the      shareholders. The Board therefore            Advisory Agreement.
Fund through April 30, 2008 in an amount     concluded that the investment of cash
necessary to limit total annual              collateral received in connection with       o Historical relationship between the
operating expenses to a specified            the securities lending program in the        Fund and AIM. In determining whether to
percentage of average daily net assets       money market funds according to the          continue the Advisory Agreement for the
for each class of the Fund. The Board        procedures is in the best interests of       Fund, the Board also considered the
considered the contractual nature of         the lending Fund and its respective          prior relationship between AIM and the
this fee waiver/expense limitation and       shareholders.                                Fund, as well as the Board's knowledge
noted that it remains in effect until                                                     of AIM's operations, and concluded that
April 30, 2008. The Board considered the     o Independent written evaluation and         it was beneficial to maintain the
effect these fee waivers/expense             recommendations of the Fund's Senior         current relationship, in part, because
limitations would have on the Fund's         Officer. The Board noted that, upon          of such knowledge. The Board also
estimated expenses and concluded that        their direction, the Senior Officer of       reviewed the general nature of the
the levels of fee waivers/expense            the Fund, who is independent of AIM and      non-investment advisory services
limitations for the Fund were fair and       AIM's affiliates, had prepared an            currently performed by AIM and its
reasonable.                                  independent written evaluation in order      affiliates, such as administrative,
                                             to assist the Board in determining the       transfer agency and distribution
o Breakpoints and economies of scale.        reasonableness of the proposed               services, and the fees received by AIM
The Board reviewed the structure of the      management fees of the AIM Funds,            and its affiliates for performing such
Fund's advisory fee under the Advisory       including the Fund. The Board noted that     services. In addition to reviewing such
Agreement, noting that it does not           the Senior Officer's written evaluation      services, the trustees also considered
include any breakpoints. The Board           had been relied upon by the Board in         the organizational structure employed by
considered whether it would be               this regard in lieu of a competitive         AIM and its affiliates to provide those
appropriate to add advisory fee              bidding process. In determining whether      services. Based on the review of these
breakpoints for the Fund or whether, due     to continue the Advisory Agreement for       and other factors, the Board concluded
to the nature of the Fund and the            the Fund, the Board considered the           that AIM and its affiliates were
advisory fee structures of comparable        Senior Officer's written evaluation and      qualified to continue to provide
funds, it was reasonable to structure        the recommendation made by the Senior        non-investment advisory services to the
the advisory fee without breakpoints.        Officer to the Board that the Board          Fund, including administrative, transfer
Based on this review, the Board              consider whether the advisory fee            agency and distribution services, and
concluded that it was not necessary to       waivers for certain equity AIM Funds,        that AIM and its affiliates currently
add advisory fee breakpoints to the          including the Fund, should be                are providing satisfactory
Fund's advisory fee schedule. The Board      simplified. The Board concluded that it      non-investment advisory services.
reviewed the level of the Fund's             would be advisable to consider this
advisory fees, and noted that such fees,     issue and reach a decision prior to the      o Other factors and current trends. The
as a percentage of the Fund's net            expiration date of such advisory fee         Board considered the steps that AIM and
assets, would remain constant under the      waivers.                                     its affiliates have taken over the last
Advisory Agreement because the Advisory                                                   several years, and continue to take, in
Agreement does not include any               o Profitability of AIM and its               order to improve the quality and
breakpoints. The Board noted that AIM        affiliates. The Board reviewed               efficiency of the services they provide
has contractually agreed to waive            information concerning the profitability     to the Funds in the areas of investment
advisory fees of the Fund through April      of AIM's (and its affiliates')               performance, product line
30, 2008 to the extent necessary so that     investment advisory and other activities     diversification, distribution, fund
the advisory fees payable by the Fund do     and its financial condition. The Board       operations, shareholder services and
not exceed a specified maximum advisory      considered the overall profitability of      compliance. The Board concluded that
fee rate, which maximum rate includes        AIM, as well as the profitability of AIM     these steps taken by AIM have improved,
breakpoints and is based on net asset        in connection with managing the Fund.        and are likely to continue to improve,
levels. The Board concluded that the         The Board noted that AIM's operations        the quality and efficiency of the
Fund's fee levels under the Advisory         remain profitable, although increased        services AIM and its affiliates provide
Agreement therefore would not reflect        expenses in recent years have reduced        to the Fund in each of these areas, and
economies of scale, although the             AIM's profitability. Based on the review     support the Board's approval of the
advisory fee waiver reflects economies       of the profitability of AIM's and its        continuance of the Advisory Agreement
of scale.                                    affili-                                      for the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.03%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)(b)                                      69,241    $  1,451,291
=====================================================================

AEROSPACE & DEFENSE-1.86%

L-3 Communications Holdings, Inc.               4,981         375,667
---------------------------------------------------------------------
Precision Castparts Corp.                      37,418       2,236,100
=====================================================================
                                                            2,611,767
=====================================================================

AGRICULTURAL PRODUCTS-0.86%

Archer-Daniels-Midland Co.                     29,263       1,207,977
=====================================================================

AIR FREIGHT & LOGISTICS-1.39%

Robinson (C.H.) Worldwide, Inc.                36,716       1,956,963
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.44%

Coach, Inc.(b)                                 43,656       1,305,314
---------------------------------------------------------------------
Polo Ralph Lauren Corp.                        38,694       2,124,301
=====================================================================
                                                            3,429,615
=====================================================================

APPLICATION SOFTWARE-4.11%

Amdocs Ltd.(b)                                 37,325       1,366,095
---------------------------------------------------------------------
Cadence Design Systems, Inc.(a)(b)             86,245       1,479,102
---------------------------------------------------------------------
Citrix Systems, Inc.(b)                        37,901       1,521,346
---------------------------------------------------------------------
TIBCO Software Inc.(b)                         201,095      1,417,720
=====================================================================
                                                            5,784,263
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.50%

Legg Mason, Inc.(a)                             7,100         706,592
=====================================================================

BIOTECHNOLOGY-1.91%

Celgene Corp.(b)(c)                            31,800       1,508,274
---------------------------------------------------------------------
Genzyme Corp.(b)                               19,288       1,177,532
=====================================================================
                                                            2,685,806
=====================================================================

BROADCASTING & CABLE TV-0.54%

Univision Communications Inc.-Class A(a)(b)    22,851         765,509
=====================================================================

CASINOS & GAMING-2.31%

Scientific Games Corp.-Class A(b)              49,778       1,773,092
---------------------------------------------------------------------
Station Casinos, Inc.                          21,705       1,477,677
=====================================================================
                                                            3,250,769
=====================================================================

                                               SHARES       VALUE
---------------------------------------------------------------------


COAL & CONSUMABLE FUELS-1.86%

Aventine Renewable Energy Holdings,
  Inc.(b)(d)(e)                                50,647    $  1,773,151
---------------------------------------------------------------------
CONSOL Energy Inc.                             18,105         845,866
=====================================================================
                                                            2,619,017
=====================================================================

COMMUNICATIONS EQUIPMENT-1.90%

Polycom, Inc.(b)                               55,870       1,224,670
---------------------------------------------------------------------
Tellabs, Inc.(b)                               108,763      1,447,636
=====================================================================
                                                            2,672,306
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.09%

Network Appliance, Inc.(a)(b)                  43,390       1,531,667
=====================================================================

CONSTRUCTION & ENGINEERING-1.11%

Foster Wheeler Ltd.(b)                         19,985         863,352
---------------------------------------------------------------------
Williams Scotsman International Inc.(b)        31,800         694,512
=====================================================================
                                                            1,557,864
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.04%

Joy Global Inc.(a)                             28,028       1,459,979
=====================================================================

CONSUMER ELECTRONICS-0.89%

Harman International Industries, Inc.          14,656       1,251,183
=====================================================================

CONSUMER FINANCE-1.48%

AmeriCredit Corp.(a)(b)                        74,610       2,083,111
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.72%

Alliance Data Systems Corp.(b)                 42,003       2,470,616
---------------------------------------------------------------------
Fidelity National Information Services, Inc.   38,187       1,351,820
=====================================================================
                                                            3,822,436
=====================================================================

DEPARTMENT STORES-1.08%

Nordstrom, Inc.(a)                             41,465       1,513,472
=====================================================================

DIVERSIFIED CHEMICALS-0.87%

Ashland Inc.(a)                                18,419       1,228,547
=====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.33%

Corrections Corp. of America(b)                40,571       2,147,829
---------------------------------------------------------------------
IHS Inc.-Class A(b)                            38,308       1,135,066
=====================================================================
                                                            3,282,895
=====================================================================

DRUG RETAIL-1.17%

Shoppers Drug Mart Corp. (Canada)              45,181       1,640,811
=====================================================================

                             AIM V.I. DYNAMICS FUND


                                               SHARES       VALUE
---------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-2.41%

Acuity Brands, Inc.(a)                         38,396    $  1,493,989
---------------------------------------------------------------------
Cooper Industries, Ltd.-Class A                20,347       1,890,643
=====================================================================
                                                            3,384,632
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.23%

Amphenol Corp.-Class A                         30,902       1,729,276
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.83%

Molex Inc.                                     21,341         716,418
---------------------------------------------------------------------
Molex Inc.-Class A                             15,918         457,324
=====================================================================
                                                            1,173,742
=====================================================================

HEALTH CARE DISTRIBUTORS-1.00%

Schein (Henry), Inc.(b)                        30,000       1,401,900
=====================================================================

HEALTH CARE EQUIPMENT-1.55%

Hologic, Inc.(a)(b)                            24,400       1,204,384
---------------------------------------------------------------------
Intuitive Surgical, Inc.(b)                     5,800         684,226
---------------------------------------------------------------------
Mentor Corp.                                    6,781         294,973
=====================================================================
                                                            2,183,583
=====================================================================

HEALTH CARE FACILITIES-0.99%

Psychiatric Solutions, Inc.(a)(b)              48,400       1,387,144
=====================================================================

HEALTH CARE SERVICES-4.28%

DaVita, Inc.(b)                                25,400       1,262,380
---------------------------------------------------------------------
Express Scripts, Inc.(b)                       20,200       1,449,148
---------------------------------------------------------------------
HealthExtras, Inc.(b)                          27,500         831,050
---------------------------------------------------------------------
Omnicare, Inc.(a)                              37,800       1,792,476
---------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)               15,144         686,023
=====================================================================
                                                            6,021,077
=====================================================================

HEALTH CARE TECHNOLOGY-1.07%

Cerner Corp.(a)(b)                             40,682       1,509,709
=====================================================================

HOTELS, RESORTS & CRUISE LINES-2.62%

Hilton Hotels Corp.                            68,173       1,927,933
---------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.      29,148       1,758,790
=====================================================================
                                                            3,686,723
=====================================================================

HOUSEWARES & SPECIALTIES-1.20%

Jarden Corp.(a)(b)                             55,434       1,687,965
=====================================================================

INDUSTRIAL CONGLOMERATES-0.46%

Walter Industries, Inc.(a)                     11,123         641,241
=====================================================================

INDUSTRIAL MACHINERY-1.52%

Kaydon Corp.                                   37,770       1,409,199
---------------------------------------------------------------------
Mueller Water Products, Inc.-Class A(b)        42,291         736,286
=====================================================================
                                                            2,145,485
=====================================================================

                                               SHARES       VALUE
---------------------------------------------------------------------


INTEGRATED TELECOMMUNICATION SERVICES-1.42%

Qwest Communications International Inc.(a)(b)  246,791   $  1,996,539
=====================================================================

INVESTMENT BANKING & BROKERAGE-1.44%

Schwab (Charles) Corp. (The)                   127,212      2,032,848
=====================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.99%

iShares Nasdaq Biotechnology Index Fund(b)     19,237       1,398,530
=====================================================================

IT CONSULTING & OTHER SERVICES-1.09%

Cognizant Technology Solutions Corp.-Class
  A(b)                                         22,857       1,539,876
=====================================================================

MANAGED HEALTH CARE-3.37%

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost
  $1,611,932)(b)(f)                            113,099      1,809,584
---------------------------------------------------------------------
Coventry Health Care, Inc.(b)                  26,800       1,472,392
---------------------------------------------------------------------
Humana Inc.(b)                                 27,300       1,466,010
=====================================================================
                                                            4,747,986
=====================================================================

OIL & GAS DRILLING-1.88%

ENSCO International Inc.                       23,100       1,063,062
---------------------------------------------------------------------
GlobalSantaFe Corp.                            13,200         762,300
---------------------------------------------------------------------
Todco-Class A                                  20,000         817,000
=====================================================================
                                                            2,642,362
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-2.75%

Grant Prideco, Inc.(b)                         27,500       1,230,625
---------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                 24,406       1,545,388
---------------------------------------------------------------------
Weatherford International Ltd.(b)              22,000       1,091,640
=====================================================================
                                                            3,867,653
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.35%

Rosetta Resources, Inc.(b)(d)                  68,200       1,133,484
---------------------------------------------------------------------
Rosetta Resources, Inc.(a)(b)                  25,926         430,890
---------------------------------------------------------------------
Southwestern Energy Co.(a)(b)                  47,000       1,464,520
---------------------------------------------------------------------
VeraSun Energy Corp.(a)(b)                     10,360         271,847
=====================================================================
                                                            3,300,741
=====================================================================

OIL & GAS REFINING & MARKETING-1.55%

Frontier Oil Corp.(a)                          26,000         842,400
---------------------------------------------------------------------
Tesoro Corp.(a)                                17,942       1,334,167
=====================================================================
                                                            2,176,567
=====================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.98%

Williams Cos., Inc. (The)                      59,157       1,381,908
=====================================================================

                             AIM V.I. DYNAMICS FUND


                                               SHARES       VALUE
---------------------------------------------------------------------

PAPER PACKAGING-0.73%

Smurfit-Stone Container Corp.(a)(b)            94,345    $  1,032,134
=====================================================================

PHARMACEUTICALS-2.84%

Adams Respiratory Therapeutics, Inc.(a)(b)     25,200       1,124,424
---------------------------------------------------------------------
Allergan, Inc.                                  1,064         114,125
---------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                   14,400         686,736
---------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(b)          14,400         474,912
---------------------------------------------------------------------
Forest Laboratories, Inc.(b)                   41,174       1,593,022
=====================================================================
                                                            3,993,219
=====================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.73%

CB Richard Ellis Group, Inc.-Class A(b)        97,720       2,433,228
=====================================================================

REGIONAL BANKS-1.57%

Centennial Bank Holdings Inc.(b)(d)            88,700         917,158
---------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)(b)            20,793         215,000
---------------------------------------------------------------------
Signature Bank(b)                              33,143       1,073,170
=====================================================================
                                                            2,205,328
=====================================================================

RESTAURANTS-1.35%

Burger King Holdings Inc.(a)(b)                79,618       1,253,984
---------------------------------------------------------------------
Ruby Tuesday, Inc.(a)                          26,284         641,592
=====================================================================
                                                            1,895,576
=====================================================================

SEMICONDUCTOR EQUIPMENT-2.14%

ASML Holding N.V.-New York Shares
  (Netherlands)(b)                             75,845       1,533,586
---------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)             39,253       1,471,987
=====================================================================
                                                            3,005,573
=====================================================================

SEMICONDUCTORS-4.11%

Analog Devices, Inc.                           13,758         442,182
---------------------------------------------------------------------
Integrated Device Technology, Inc.(b)          92,584       1,312,841
---------------------------------------------------------------------
Intersil Corp.-Class A                         58,679       1,364,287
---------------------------------------------------------------------
Microchip Technology Inc.                      13,851         464,701
---------------------------------------------------------------------
National Semiconductor Corp.                   54,904       1,309,460
---------------------------------------------------------------------
OmniVision Technologies, Inc.(b)               12,962         273,758
---------------------------------------------------------------------
Spansion Inc.-Class A(a)(b)                    38,464         613,116
=====================================================================
                                                            5,780,345
=====================================================================

SOFT DRINKS-0.57%

Hansen Natural Corp.(b)                         4,190         797,650
=====================================================================

SPECIALIZED FINANCE-1.41%

Chicago Mercantile Exchange Holdings Inc.(a)    4,048       1,988,175
=====================================================================

SPECIALTY STORES-1.98%

Office Depot, Inc.(b)                          34,953       1,328,214
---------------------------------------------------------------------
Staples, Inc.                                  59,789       1,454,068
=====================================================================
                                                            2,782,282
=====================================================================

                                               SHARES       VALUE
---------------------------------------------------------------------


STEEL-1.15%

Allegheny Technologies, Inc.(a)                23,381    $  1,618,900
=====================================================================

SYSTEMS SOFTWARE-0.65%

Red Hat, Inc.(a)(b)                            39,270         918,918
=====================================================================

TECHNOLOGY DISTRIBUTORS-0.44%

Avnet, Inc.(b)                                 30,918         618,978
=====================================================================

THRIFTS & MORTGAGE FINANCE-0.31%

People's Choice Financial Corp. (Acquired
  12/21/04-06/09/06; Cost $1,188,822)(f)       146,576        439,728
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

WESCO International, Inc.(b)                   28,187       1,944,903
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.90%

American Tower Corp.-Class A(b)                24,053         748,529
---------------------------------------------------------------------
Crown Castle International Corp.(b)            23,157         799,843
---------------------------------------------------------------------
Leap Wireless International, Inc.(b)           42,208       2,002,770
---------------------------------------------------------------------
NII Holdings Inc.(b)                           34,437       1,941,558
=====================================================================
                                                            5,492,700
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $124,317,662)                       137,498,964
_____________________________________________________________________
=====================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
PUT OPTIONS
  PURCHASED-0.06%

BIOTECHNOLOGY-0.00%

Celgene Corp.              318       $ 40       Jul-06            5,565
-----------------------------------------------------------------------
PHARMACEUTICALS-0.06%

Forest Laboratories,
  Inc.                      32         40       Jul-06            8,720
-----------------------------------------------------------------------
Forest Laboratories,
  Inc.                     155         35       Jul-06           18,988
-----------------------------------------------------------------------
Forest Laboratories,
  Inc.                     224         35       Aug-06           54,320
=======================================================================
                                                                 82,028
=======================================================================
    Total Put Options
      Purchased (Cost
      $158,402)                                                  87,593
=======================================================================


                                                 SHARES
MONEY MARKET FUNDS-2.12%

Liquid Assets Portfolio-Institutional
  Class(g)                                      1,487,582      1,487,582
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)        1,487,582      1,487,582
========================================================================
    Total Money Market Funds (Cost
      $2,975,164)                                              2,975,164
========================================================================
    Total Investments (excluding investments
      purchased with cash collateral from
      securities loaned)-99.91% (Cost
      $127,451,228)                                          140,561,721
========================================================================

                             AIM V.I. DYNAMICS FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-11.41%

Premier Portfolio-Institutional Class (Cost
  $16,047,994)(g)(h)                           16,047,994   $ 16,047,994
========================================================================
TOTAL INVESTMENTS-111.32% (Cost $143,499,222)                156,609,715
========================================================================
OTHER ASSETS LESS LIABILITIES-(11.32)%                       (15,919,682)
========================================================================
NET ASSETS-100.00%                                          $140,690,033
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) A portion of this security is subject to call options written. See Note 1I and Note 9.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $3,823,793, which represented 2.72% of the Fund's Net Assets. See Note 1A.
(e) As a result of an initial public offering, the security is subject to a contractual lockup period until August 28, 2006 and therefore considered to be illiquid. The value of this security at June 30, 2006 represented 1.26% of the Fund's Net Assets. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $2,249,312, which represented 1.60% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $124,476,064)*              $137,586,557
--------------------------------------------------------------------
Investments in affiliated money market funds (cost
  $19,023,158)                                            19,023,158
====================================================================
    Total investments (cost $143,499,222)                156,609,715
====================================================================
Receivables for:
  Investments sold                                            91,936
--------------------------------------------------------------------
  Fund shares sold                                           274,808
--------------------------------------------------------------------
  Dividends                                                   50,343
--------------------------------------------------------------------
  Investment for trustee deferred compensation and
    retirement plans                                          13,003
====================================================================
    Total assets                                         157,039,805
____________________________________________________________________
====================================================================

LIABILITIES:

Payables for:
  Investments purchased                                        9,356
--------------------------------------------------------------------
  Fund shares reacquired                                      31,855
--------------------------------------------------------------------
  Options written, at value (premiums received
    $24,085)                                                  46,110
--------------------------------------------------------------------
  Trustee deferred compensation and retirement plans          18,164
--------------------------------------------------------------------
  Collateral upon return of securities loaned             16,047,994
--------------------------------------------------------------------
Accrued administrative services fees                         134,777
--------------------------------------------------------------------
Accrued distribution fees--Series II                               8
--------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                190
--------------------------------------------------------------------
Accrued transfer agent fees                                    2,727
--------------------------------------------------------------------
Accrued operating expenses                                    58,591
====================================================================
    Total liabilities                                     16,349,772
====================================================================
Net assets applicable to shares outstanding             $140,690,033
____________________________________________________________________
====================================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                           $210,146,917
--------------------------------------------------------------------
Undistributed net investment income (loss)                  (311,685)
--------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities and foreign currencies                      (82,233,691)
--------------------------------------------------------------------
Unrealized appreciation of investment securities,
  foreign currencies and option contracts                 13,088,492
====================================================================
                                                        $140,690,033
____________________________________________________________________
====================================================================

NET ASSETS:

Series I                                                $140,676,823
____________________________________________________________________
====================================================================
Series II                                               $     13,210
____________________________________________________________________
====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                                   8,871,437
____________________________________________________________________
====================================================================
Series II                                                      837.5
____________________________________________________________________
====================================================================
Series I:
  Net asset value per share                             $      15.86
____________________________________________________________________
====================================================================
Series II:
  Net asset value per share                             $      15.77
____________________________________________________________________
====================================================================

* At June 30, 2006, securities with an aggregate value of $15,835,155 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,717)                                        $   319,026
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $2,521, after compensation to counterparties
  of $162,296)                                       132,907
============================================================
    Total investment income                          451,933
============================================================

EXPENSES:

Advisory fees                                        499,221
------------------------------------------------------------
Administrative services fees                         191,111
------------------------------------------------------------
Custodian fees                                        14,328
------------------------------------------------------------
Distribution fees-Series II                               16
------------------------------------------------------------
Transfer agent fees                                    6,410
------------------------------------------------------------
Trustees' and officer's fees and benefits              8,586
------------------------------------------------------------
Other                                                 35,978
============================================================
    Total expenses                                   755,650
============================================================
Less: Fees waived and expense offset
  arrangement                                         (4,110)
============================================================
    Net expenses                                     751,540
============================================================
Net investment income (loss)                        (299,607)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $51,654)     10,402,348
------------------------------------------------------------
  Foreign currencies                                   1,835
============================================================
                                                  10,404,183
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (3,410,432)
------------------------------------------------------------
  Option contracts written                           (22,025)
============================================================
                                                  (3,432,457)
============================================================
Net gain from investment securities, foreign
  currencies and option contracts                  6,971,726
============================================================
Net increase in net assets resulting from
  operations                                     $ 6,672,119
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (299,607)    $   (336,942)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  10,404,183       13,541,961
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (3,432,457)      (2,315,631)
=============================================================================================
    Net increase in net assets resulting from operations         6,672,119       10,889,388
=============================================================================================
Share transactions-net:
  Series I                                                      22,350,142      (22,841,394)
---------------------------------------------------------------------------------------------
  Series II                                                             --               --
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         22,350,142      (22,841,394)
=============================================================================================
    Net increase (decrease) in net assets                       29,022,261      (11,952,006)
=============================================================================================

NET ASSETS:

  Beginning of period                                          111,667,772      123,619,778
=============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(311,685) and $(12,078), respectively)  $140,690,033     $111,667,772
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. DYNAMICS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dynamics Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek long-term capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                             AIM V.I. DYNAMICS FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                             AIM V.I. DYNAMICS FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Through April 30, 2008, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $3,909.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $166,316 for services provided by insurance companies.

                             AIM V.I. DYNAMICS FUND

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $6,410.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $16.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --       $  1,854,554      $    (366,972)        $   --         $ 1,487,582     $    406       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class              958,574         68,508,103        (67,979,095)            --           1,487,582      129,980           --
==================================================================================================================================
  Subtotal        $  958,574       $ 70,362,657      $ (68,346,067)        $   --         $ 2,975,164     $130,386       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class           $  307,262       $ 51,421,318      $ (35,680,586)        $   --         $16,047,994     $  2,521       $   --
==================================================================================================================================
  Total           $1,265,836       $121,783,975      $(104,026,653)        $   --         $19,023,158     $132,907       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,503,347, which resulted in net realized gains of $51,654 and securities purchases of $1,501,964.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $201.

                             AIM V.I. DYNAMICS FUND

NOTE 6--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,969 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $15,835,155 were on loan to brokers. The loans were secured by cash collateral of $16,047,994 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $2,521 for securities lending transactions, which are net of compensation to counterparties.

                             AIM V.I. DYNAMICS FUND

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $    --
-----------------------------------------------------------------------------------
Written                                                          318        24,085
===================================================================================
End of period                                                    318       $24,085
___________________________________________________________________________________
===================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                      CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       APPRECIATION
                                                       MONTH      PRICE     CONTRACTS    RECEIVED    06/30/06    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                                          Jul-06     $47.5        318       $24,085     $46,110        $(22,025)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $21,720,093
-----------------------------------------------------------------------------
December 31, 2010                                                 70,625,929
=============================================================================
Total capital loss carryforward                                  $92,346,022
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $114,811,155 and $93,753,360, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $17,652,472
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,551,218)
===============================================================================
Net unrealized appreciation of investment securities              $13,101,254
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $143,508,461.

                             AIM V.I. DYNAMICS FUND

NOTE 12--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,182,562    $ 51,685,012     1,388,856    $ 19,000,517
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (1,869,681)    (29,334,870)   (3,095,326)    (41,841,911)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --            --              --
======================================================================================================================
                                                               1,312,881    $ 22,350,142    (1,706,470)   $(22,841,394)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 74% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              SERIES I
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30,       ----------------------------------------------------------------
                                             2006           2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  14.77       $  13.34      $  11.77      $   8.54      $  12.54      $  18.21
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.03)         (0.04)        (0.09)        (0.07)        (0.00)(a)     (0.00)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.12           1.47          1.66          3.30         (4.00)        (5.67)
==========================================================================================================================
    Total from investment operations           1.09           1.43          1.57          3.23         (4.00)        (5.67)
==========================================================================================================================
Net asset value, end of period             $  15.86       $  14.77      $  13.34      $  11.77      $   8.54      $  12.54
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                7.38%         10.72%        13.34%        37.82%       (31.90)%      (31.14)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $140,677       $111,655      $123,609      $169,269      $116,135      $174,716
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.13%(c)       1.16%         1.14%         1.14%         1.12%         1.08%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.14%(c)       1.17%         1.14%         1.15%         1.12%         1.08%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.45)%(c)     (0.29)%       (0.62)%       (0.70)%       (0.75)%       (0.54)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       73%           110%           64%          129%          110%           62%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.08) and $(0.06) for the years ended December 31, 2002 and 2001, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $134,215,628.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                             AIM V.I. DYNAMICS FUND

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.71            $13.32           $11.94
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.07)           (0.07)
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.11              1.46             1.45
=============================================================================================================
    Total from investment operations                              1.06              1.39             1.38
=============================================================================================================
Net asset value, end of period                                  $15.77            $14.71           $13.32
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                   7.21%            10.44%           11.56%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   13            $   12           $   11
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.38%(b)          1.41%            1.40%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.39%(b)          1.42%            1.40%(c)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.70)%(b)        (0.54)%          (0.88)%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(d)                                          73%              110%              64%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $13,256.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

                             AIM V.I. DYNAMICS FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                             AIM V.I. DYNAMICS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                             AIM V.I. DYNAMICS FUND

                                                AIM V.I. FINANCIAL SERVICES FUND
                               Semiannual Report to Shareholders o June 30, 2006










                          AIM V.I. FINANCIAL SERVICES FUND seeks capital growth.







          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--






NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. FINANCIAL SERVICES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             Purchase candidates are subject to
                                                                                        exhaustive fundamental analysis. We
======================================================================================  focus on the drivers of estimated intrinsic value such as normalized
PERFORMANCE SUMMARY                                                                     earnings power, marginal returns on
                                          ============================================  economic equity which adjusts for
For the six months ended June 30, 2006,                                                 distortions present in accounting
and excluding variable product issuer     FUND VS. INDEXES                              numbers, and sustainable growth.
charges, AIM V.I. Financial Services                                                    Additionally, we strive to understand a
Fund produced positive returns but        CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,   company's ability and willingness to
underperformed its broad market and       EXCLUDING VARIABLE PRODUCT ISSUER             grow capital to be returned to
style-specific indexes. Given the         CHARGES.                                      shareholders in the future. Finally, we
mandate of the Fund to invest in the                                                    focus on "quality," including
financial services sector, the Fund's     IF VARIABLE PRODUCT ISSUER CHARGES WERE       competitive position, management and
performance relative to the broad market  INCLUDED, RETURNS WOULD BE LOWER.             financial strength.
is heavily influenced by the performance
of the sector relative to the broad       Series I Shares                        1.11%     The result is normally a portfolio of
market. The Fund underperformed its                                                     35-50 stocks we believe are attractive
style-specific index primarily because    Series II Shares                       1.05   from both a valuation and capital
of declines in holdings MARSH &                                                         discipline perspective. In constructing
MCLENNAN, FREDDIE MAC and FEDERATED       Standard & Poor's Composite Index             a portfolio, we attempt to mitigate risk
INVESTORS as well as not owning any real  of 500 Stocks (S&P 500 Index)                 in multiple ways, including by
estate investment trusts, which were      (Broad Market Index)                   2.71   diversifying holdings across industries
strong performers during the period.                                                    and businesses that react in different
                                          S&P 500 Financials Index                      ways to changes in interest rates and
                                          (Style-Specific Index)                 3.11   economic cycles.

                                          Lipper Financial Services Fund Index             We believe a portfolio of undervalued
                                          (Peer Group Index)                     3.16   and capital-disciplined quality
                                                                                        financial companies that profitably grow
                                          SOURCE: LIPPER INC.                           cash flows over time provides the best
                                          ============================================  opportunity for superior long-term investment results.
                                             Your Fund's long-term performance appears
                                          on page 4.                                    MARKET CONDITIONS AND YOUR FUND
======================================================================================
                                                                                        The investment backdrop for the
HOW WE INVEST                             simism. Estimated intrinsic value is a        financials sector is heavily impacted by
                                          measure based primarily on the estimated      several considerations, including
Our goal is to create wealth for          future cash flows generated by the            policies of the U.S. Federal Reserve
shareholders. We maintain a long-term     businesses.                                   Board (the Fed), capital markets
investment horizon and invest in the two                                                activity and the health of the economy,
primary opportunities we believe have     o Reasonably valued financial companies that  which drives credit losses. The
historically resulted in superior         demonstrate superior capital discipline by    macroeconomic environment has changed
investment returns within the financials  returning excess capital to shareholders in   little as the Fed has been methodi-
sector:                                   the form of dividends and share repurchases.

o Financial companies trading at a           We maintain a proprietary database of
significant discount to our estimate of   intrinsic value estimates and screen
intrinsic value because of excessive      financial companies for those of acceptable
short-term investor pes-                  quality.


========================================  ============================================  ============================================

PORTFOLIO COMPOSITION                     TOP 10 EQUITY HOLDINGS*                       TOTAL NET ASSETS         $123.5 MILLION
                                                                                        TOTAL NUMBER OF HOLDINGS*            34
By industry                                1. JPMorgan Chase & Co.              7.5%

Other Diversified Financial                2. Citigroup Inc.                    6.6     The Fund's holdings are subject to
Services                           20.0%                                                change, and there is no assurance that
                                           3. Merrill Lynch & Co., Inc.         6.2     the Fund will continue to hold any
Thrifts & Mortgage Finance         12.8                                                 particular security.
                                           4. Bank of America Corp.             5.9
Investment Banking & Brokerage     11.9                                                 *Excluding money market fund holdings.
                                           5. Fannie Mae                        5.9
Diversified Banks                   9.2
                                           6. Morgan Stanley                    5.1
Regional Banks                      8.4
                                           7. Bank of New York Co., Inc. (The)  4.3
Asset Management & Custody Banks    7.9
                                           8. Hartford Financial Services
Property & Casualty Insurance       7.7       Group, Inc. (The)                 3.9

Multi-Line Insurance                6.2    9. ACE Ltd.                          3.8

Insurance Brokers                   5.5   10. Marsh & McLennan Cos., Inc.       3.5

Consumer Finance                    3.3

Three Other Industries, Each with
Less than 3% of Total Net Assets    4.1

Money Market Funds Plus Other
Assets Less Liabilities             3.0

========================================  ============================================  ============================================

AIM V.I. FINANCIAL SERVICES FUND

cally raising interest rates over the         Freddie Mac, which operates               THE VIEWS AND OPINIONS EXPRESSED IN
past two years (since June 2004), while    attractive businesses vital to the U.S.      MANAGEMENT'S DISCUSSION OF FUND
the economy has continued to grow at a     housing market, was a detractor from         PERFORMANCE ARE THOSE OF A I M ADVISORS,
moderate pace. However, investor           Fund performance during the reporting        INC. THESE VIEWS AND OPINIONS ARE
expectations regarding the end of          period. Shares of the stock declined as      SUBJECT TO CHANGE AT ANY TIME BASED ON
interest rate increases by the Fed has     the timetable for restating the              FACTORS SUCH AS MARKET AND ECONOMIC
varied over the last year, causing         company's financial results slipped and      CONDITIONS. THESE VIEWS AND OPINIONS MAY
swings in financial stocks. Anticipation   disappointed investors, again. We have       NOT BE RELIED UPON AS INVESTMENT ADVICE
of an end to Fed rate increases, coupled   considered the potential outcomes of         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
with robust capital markets, allowed       regulatory reform, especially on the         PARTICULAR SECURITY. THE INFORMATION IS
financial stocks to post strong gains      important issue of capital requirements,     NOT A COMPLETE ANALYSIS OF EVERY ASPECT
through the first four months of the       and believe the stock is attractively        OF ANY MARKET, COUNTRY, INDUSTRY,
year. During May, despite the housing      valued.                                      SECURITY OR THE FUND. STATEMENTS OF FACT
sector showing clear signs of slowing,                                                  ARE FROM SOURCES CONSIDERED RELIABLE,
investor attention shifted to the             Consistent with our relatively low        BUT A I M ADVISORS, INC. MAKES NO
prospect for further rate hikes because    turnover approach, the composition of        REPRESENTATION OR WARRANTY AS TO THEIR
of concerns about persistent               the portfolio did not change                 COMPLETENESS OR ACCURACY. ALTHOUGH
inflationary pressure. Financial stocks    significantly during the period. We          HISTORICAL PERFORMANCE IS NO GUARANTEE
declined in May and June as investor       reduced positions in a number of             OF FUTURE RESULTS, THESE INSIGHTS MAY
pessimism escalated.                       insurance holdings during the period as      HELP YOU UNDERSTAND OUR INVESTMENT
                                           valuations became less compelling, with      MANAGEMENT PHILOSOPHY.
   The Fund's largest contributors         PRUDENTIAL and HARTFORD being the most
during the period, MORGAN STANLEY, JP      noteworthy reductions. We also reduced                  MICHAEL J. SIMON,
MORGAN and MERRILL LYNCH, benefited from   our position in LEHMAN BROTHERS based on
a robust capital markets environment.      valuation. We added modestly to our                     Chartered Financial Analyst,
More importantly, Morgan Stanley and JP    existing position in FIFTH THIRD             [SIMON     senior portfolio manager, is
Morgan, under the leadership of new        BANCORP, a regional banking company that     PHOTO]     lead manager of AIM V.I.
CEOs, showed signs of improved operating   is attractively valued and boasts a 4.3%                Financial Services Fund. He
and financial performance. We believe      dividend yield. At the close of the          started his investment career in 1989
both JP Morgan and Morgan Stanley are      reporting period, the portfolio              and joined AIM in 2001. Mr. Simon earned
undervalued when the prospect of           continued to have significant holdings       his B.B.A. in finance from Texas
improved operating results is              in the largest diversified U.S.              Christian University and his M.B.A. from
considered.                                financial companies, which we believe to     the University of Chicago. He has served
                                           be among the most attractive investment      as Occasional Faculty in the Finance and
   Detractors from performance included    opportunities in the sector at present.      Decision Sciences Department of Texas
Marsh & McLennan, Federated Investors                                                   Christian University's M.J. Neeley
and Freddie Mac, all declining more than   IN CLOSING                                   School of Business.
10% during the period. Marsh & McLennan
suffered from a general malaise in         Despite current concerns about                        MEGGAN M. WALSH,
insurance stocks as investors, after       inflation, we may be nearing the end of
becoming excited late last year about      two years of interest rate increases by               Chartered Financial Analyst,
the prospect for higher insurance          the Fed, an inflection point that has        [WALSH   senior portfolio manager, is
prices, began to worry about the end of    historically been positive for financial     PHOTO]   manager of AIM V.I. Financial
a robust property-casualty insurance       stocks. During the period, we believed                Services Fund. She has worked
pricing cycle. Interestingly, first        investor concerns regarding inflation        in the investment industry since 1987,
quarter results demonstrated both margin   and the impact of a slowdown in housing      joining AIM in 1991 as a trader of
improvement and increased customer         might be creating select investment          short-term taxable fixed income
stability. We added to the position,       opportunities. Regardless of the             securities. Ms. Walsh earned her
which we believe is attractively valued    macroeconomic environment, we remain         bachelor's degree in finance from the
amidst what appears to be excessive        focused on identifying financial             University of Maryland and her M.B.A.
investor pessimism.                        companies that are undervalued and           from Loyola College.
                                           exhibit capital discipline. Thank you
   Investors reacted negatively to         for your continued investment in AIM
Federated Investors' first quarter         V.I. Financial Services Fund.                Assisted by the Basic Value Team and the
earnings report, which was slightly                                                     Diversified Dividend Team
weaker than expected. Federated has an
attractive position in the money market
fund business, and management comments
support our expectation that the company
can improve operating margins.
Importantly, the company raised its
dividend 20% and continued to
aggressively repurchase shares. We                                                                [RIGHT ARROW GRAPHIC]
continued to hold the stock at the end
of the reporting period.                                                                FOR A DISCUSSION OF THE RISKS OF
                                                                                        INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                        THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                        PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. FINANCIAL SERVICES FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS               PERFORMANCE OF THE FUND'S SERIES I AND       ANCE FIGURES GIVEN REPRESENT THE FUND
As of 6/30/06                              SERIES II SHARE CLASSES WILL DIFFER          AND ARE NOT INTENDED TO REFLECT ACTUAL
                                           PRIMARILY DUE TO DIFFERENT CLASS             VARIABLE PRODUCT VALUES. THEY DO NOT
SERIES I SHARES                            EXPENSES.                                    REFLECT SALES CHARGES, EXPENSES AND FEES
Inception (9/20/99)                7.20%                                                ASSESSED IN CONNECTION WITH A VARIABLE
  5 Years                          3.84       THE PERFORMANCE DATA QUOTED REPRESENT     PRODUCT. SALES CHARGES, EXPENSES AND
  1 Year                          10.25    PAST PERFORMANCE AND CANNOT GUARANTEE        FEES, WHICH ARE DETERMINED BY THE
                                           COMPARABLE FUTURE RESULTS; CURRENT           VARIABLE PRODUCT ISSUERS, WILL VARY AND
SERIES II SHARES                           PERFORMANCE MAY BE LOWER OR HIGHER.          WILL LOWER THE TOTAL RETURN.
Inception                          6.94%   PLEASE CONTACT YOUR VARIABLE PRODUCT
  5 Years                          3.59    ISSUER OR FINANCIAL ADVISOR FOR THE MOST        PER NASD REQUIREMENTS, THE MOST
  1 Year                          10.04    RECENT MONTH-END VARIABLE PRODUCT            RECENT MONTH-END PERFORMANCE DATA AT THE
                                           PERFORMANCE. PERFORMANCE FIGURES REFLECT     FUND LEVEL, EXCLUDING VARIABLE PRODUCT
========================================   FUND EXPENSES, REINVESTED DISTRIBUTIONS      CHARGES, IS AVAILABLE ON THIS AIM
                                           AND CHANGES IN NET ASSET VALUE.              AUTOMATED INFORMATION LINE,
SERIES II SHARES' INCEPTION DATE IS        INVESTMENT RETURN AND PRINCIPAL VALUE        866-702-4402. AS MENTIONED ABOVE, FOR
APRIL 30, 2004. RETURNS SINCE THAT DATE    WILL FLUCTUATE SO THAT YOU MAY HAVE A        THE MOST RECENT MONTH-END PERFORMANCE
ARE HISTORICAL. ALL OTHER RETURNS ARE      GAIN OR LOSS WHEN YOU SELL SHARES.           INCLUDING VARIABLE PRODUCT CHARGES,
THE BLENDED RETURNS OF THE HISTORICAL                                                   PLEASE CONTACT YOUR VARIABLE PRODUCT
PERFORMANCE OF SERIES II SHARES SINCE         AIM V.I. FINANCIAL SERVICES FUND, A       ISSUER OR FINANCIAL ADVISOR.
THEIR INCEPTION AND THE RESTATED           SERIES PORTFOLIO OF AIM VARIABLE
HISTORICAL PERFORMANCE OF SERIES I         INSURANCE FUNDS, IS CURRENTLY OFFERED
SHARES (FOR PERIODS PRIOR TO INCEPTION     THROUGH INSURANCE COMPANIES ISSUING
OF SERIES II SHARES) ADJUSTED TO REFLECT   VARIABLE PRODUCTS. YOU CANNOT PURCHASE
THE RULE 12b-1 FEES APPLICABLE TO SERIES   SHARES OF THE FUND DIRECTLY. PERFORM-
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS SEPTEMBER 20, 1999. THE



PRINCIPAL RISKS OF INVESTING IN THE FUND   ABOUT INDEXES USED IN THIS REPORT            of funds reflects fund expenses;
                                                                                        performance of a market index does not.
The Fund can invest up to 25% of its       The unmanaged LIPPER FINANCIAL SERVICES
assets in foreign securities that          FUND INDEX represents an average of the      OTHER INFORMATION
involve risks not associated with          10 largest financial-services funds
investing solely in the United States.     tracked by Lipper Inc., an independent       The returns shown in the management's
These include risks relating to            mutual fund performance monitor.             discussion of Fund performance are based
fluctuations in the value of the U.S.                                                   on net asset values calculated for
dollar relative to the values of other        The unmanaged STANDARD & POOR'S           shareholder transactions. Generally
currencies, the custody arrangements       COMPOSITE INDEX OF 500 STOCKS (the S&P       accepted accounting principles require
made for the Fund's foreign holdings,      500--Registered Trademark-- Index) is an     adjustments to be made to the net assets
differences in accounting, political       index of common stocks frequently used       of the Fund at period end for financial
risks and the lesser degree of public      as a general measure of U.S. stock           reporting purposes, and as such, the net
information required to be provided by     market performance.                          asset values for shareholder
non-U.S. companies.                                                                     transactions and the returns based on
                                              The S&P 500 FINANCIALS INDEX is a         those net asset values may differ from
   Investing in a single-sector or         market capitalization weighted index of      the net asset values and returns
single-region mutual fund involves         companies involved in activities such as     reported in the Financial Highlights.
greater risk and potential reward than     banking, consumer finance, investment        Additionally, the returns and net asset
investing in a more diversified fund.      banking and brokerage, asset management,     values shown throughout this report are
                                           insurance and investment, and real           at the Fund level only and do not
   Investing in smaller companies          estate, including REITs.                     include variable product issuer charges.
involves greater risk than investing in                                                 If such charges were included, the total
more established companies, such as           The Fund is not managed to track the      returns would be lower.
business risk, significant stock price     performance of any particular index,
fluctuations and illiquidity.              including the indexes defined here, and         Industry classifications used in this
                                           consequently, the performance of the         report are generally according to the
   By concentrating on a small number of   Fund may deviate significantly from the      Global Industry Classification Standard,
holdings, the Fund carries greater risk    performance of the indexes.                  which was developed by and is the
because each investment has a greater                                                   exclusive property and a service mark of
effect on the Fund's overall performance.     A direct investment cannot be made in     Morgan Stanley Capital International
                                           an index. Unless otherwise indicated,        Inc. and Standard & Poor's.
                                           index results include reinvested
                                           dividends, and they do not reflect sales
                                           charges. Performance of an index

                                       4

AIM V.I.FINANCIAL SERVICES FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                     You may use the information in this             THE HYPOTHETICAL ACCOUNT VALUES AND
                                            table, together with the amount you          EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur     invested, to estimate the expenses that      ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management         you paid over the period. Simply divide      EXPENSES YOU PAID FOR THE PERIOD. YOU
fees; distribution and/or service fees      your account value by $1,000 (for            MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This      example, an $8,600 account value divided     ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you             by $1,000 = 8.6), then multiply the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in           result by the number in the table under      5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to    the heading entitled "Actual Expenses        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs      Paid During Period" to estimate the          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of investing in other mutual funds. The     expenses you paid on your account during
example is based on an investment of        this period.                                    Please note that the expenses shown
$1,000 invested at the beginning of the                                                  in the table are meant to highlight your
period and held for the entire period       HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs. Therefore, the
January 1, 2006, through June 30, 2006.     PURPOSES                                     hypothetical information is useful in
The actual and hypothetical expenses in                                                  comparing ongoing costs, and will not
the examples below do not represent the     The table below also provides                help you determine the relative total
effect of any fees or other expenses        information about hypothetical account       costs of owning different funds.
assessed in connection with a variable      values and hypothetical expenses based
product; if they did, the expenses shown    on the Fund's actual expense ratio and
would be higher while the ending account    an assumed rate of return of 5% per year
values shown would be lower.                before expenses, which is not the Fund's
                                            actual return. The Fund's actual
ACTUAL EXPENSES                             cumulative total returns at net asset
                                            value after expenses for the six months
The table below provides information        ended June 30, 2006, appear in the table
about actual account values and actual      "Fund vs. Indexes" on page 2.
expenses.


====================================================================================================================================

                                                  ACTUAL                     HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING            EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE          ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)        PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
Series I         $1,000.00           $1,011.10           $5.53         $1,019.29             $5.56            1.11%
Series II         1,000.00            1,010.50            6.78          1,018.05              6.80            1.36


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I.FINANCIAL SERVICES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT



The Board of Trustees of AIM Variable      services to be provided by AIM under the       team, which need more time to be
Insurance Funds (the "Board") oversees     Advisory Agreement was appropriate and         evaluated before a conclusion can be
the management of AIM V.I. Financial       that AIM currently is providing services       made that the changes have addressed the
Services Fund (the "Fund") and, as         in accordance with the terms of the            Fund's under-performance. Based on this
required by law, determines annually       Advisory Agreement.                            review and after taking account of all
whether to approve the continuance of                                                     of the other factors that the Board
the Fund's advisory agreement with A I M   o The quality of services to be provided       considered in determining whether to
Advisors, Inc. ("AIM"). Based upon the     by AIM. The Board reviewed the                 continue the Advisory Agreement for the
recommendation of the Investments          credentials and experience of the              Fund, the Board concluded that no
Committee of the Board, at a meeting       officers and employees of AIM who will         changes should be made to the Fund and
held on June 27, 2006, the Board,          provide investment advisory services to        that it was not necessary to change the
including all of the independent           the Fund. In reviewing the                     Fund's portfolio management team at this
trustees, approved the continuance of      qualifications of AIM to provide               time. However, due to the Fund's
the advisory agreement (the "Advisory      investment advisory services, the Board        under-performance, the Board also
Agreement") between the Fund and AIM for   considered such issues as AIM's                concluded that it would be appropriate
another year, effective July 1, 2006.      portfolio and product review process,          for the Board to continue to closely
                                           various back office support functions          monitor and review the performance of
     The Board considered the factors      provided by AIM and AIM's equity and           the Fund. Although the independent
discussed below in evaluating the          fixed income trading operations. Based         written evaluation of the Fund's Senior
fairness and reasonableness of the         on the review of these and other               Officer (discussed below) only
Advisory Agreement at the meeting on       factors, the Board concluded that the          considered Fund performance through the
June 27, 2006 and as part of the Board's   quality of services to be provided by          most recent calendar year, the Board
ongoing oversight of the Fund. In their    AIM was appropriate and that AIM               also reviewed more recent Fund
deliberations, the Board and the           currently is providing satisfactory            performance, which did not change their
independent trustees did not identify      services in accordance with the terms of       conclusions.
any particular factor that was             the Advisory Agreement.
controlling, and each trustee attributed                                                  o Meetings with the Fund's portfolio
different weights to the various           o The performance of the Fund relative         managers and investment personnel. With
factors.                                   to comparable funds. The Board reviewed        respect to the Fund, the Board is
                                           the performance of the Fund during the         meeting periodically with such Fund's
     One responsibility of the             past one, three and five calendar years        portfolio managers and/or other
independent Senior Officer of the Fund     against the performance of funds advised       investment personnel and believes that
is to manage the process by which the      by other advisors with investment              such individuals are competent and able
Fund's proposed management fees are        strategies comparable to those of the          to continue to carry out their
negotiated to ensure that they are         Fund. The Board noted that the Fund's          responsibilities under the Advisory
negotiated in a manner which is at arms'   performance in such periods was below          Agreement.
length and reasonable. To that end, the    the median performance of such
Senior Officer must either supervise a     comparable funds. The Board also noted         o Overall performance of AIM. The Board
competitive bidding process or prepare     that AIM began serving as investment           considered the overall performance of
an independent written evaluation. The     advisor to the Fund in April 2004. The         AIM in providing investment advisory and
Senior Officer has recommended an          Board noted that AIM has recently made         portfolio administrative services to the
independent written evaluation in lieu     changes to the Fund's portfolio                Fund and concluded that such performance
of a competitive bidding process and,      management team, which need more time to       was satisfactory.
upon the direction of the Board, has       be evaluated before a conclusion can be
prepared such an independent written       made that the changes have addressed the       o Fees relative to those of clients of
evaluation. Such written evaluation also   Fund's under-performance. Based on this        AIM with comparable investment
considered certain of the factors          review and after taking account of all         strategies. The Board reviewed the
discussed below. In addition, as           of the other factors that the Board            effective advisory fee rate (before
discussed below, the Senior Officer made   considered in determining whether to           waivers) for the Fund under the Advisory
a recommendation to the Board in           continue the Advisory Agreement for the        Agreement. The Board noted that this
connection with such written evaluation.   Fund, the Board concluded that no              rate was (i) above the effective
                                           changes should be made to the Fund and         advisory fee rate (before waivers) for
     The discussion below serves as a      that it was not necessary to change the        one mutual fund advised by AIM with
summary of the Senior Officer's            Fund's portfolio management team at this       investment strategies comparable to
independent written evaluation and         time. However, due to the Fund's               those of the Fund; (ii) the same as the
recommendation to the Board in             under-performance, the Board also              effective advisory fee rates (before
connection therewith, as well as a         concluded that it would be appropriate         waivers) for three variable insurance
discussion of the material factors and     for the Board to continue to closely           funds advised by AIM and offered to
the conclusions with respect thereto       monitor and review the performance of          insurance company separate accounts with
that formed the basis for the Board's      the Fund. Although the independent             investment strategies comparable to
approval of the Advisory Agreement.        written evaluation of the Fund's Senior        those of the Fund; and (iii) above the
After consideration of all of the          Officer (discussed below) only                 effective sub-advisory fee rate for two
factors below and based on its informed    considered Fund performance through the        offshore funds advised and sub-advised
business judgment, the Board determined    most recent calendar year, the Board           by AIM affiliates with investment
that the Advisory Agreement is in the      also reviewed more recent Fund                 strategies comparable to those of the
best interests of the Fund and its         performance, which did not change their        Fund, although the total advisory fees
shareholders and that the compensation     conclusions.                                   for one such offshore fund were above
to AIM under the Advisory Agreement is                                                    those for the Fund and the total
fair and reasonable and would have been    o The performance of the Fund relative         advisory fees for the other offshore
obtained through arm's length              to indices. The Board reviewed the             fund were comparable to those for the
negotiations.                              performance of the Fund during the past        Fund. The Board noted that AIM has
                                           one, three and five calendar years             agreed to waive advisory fees of the
     Unless otherwise stated,              against the performance of the Lipper          Fund and to limit the Fund's total
information presented below is as of       Financial Services Fund Index. The Board       operating expenses, as discussed below.
June 27, 2006 and does not reflect any     noted that the Fund's performance was          Based on this review, the Board
changes that may have occurred since       comparable to the performance of such          concluded that the advisory fee rate for
June 27, 2006, including but not limited   Index for the one year period and below        the Fund under the Advisory Agreement
to changes to the Fund's performance,      such Index for the three and five year         was fair and reasonable.
advisory fees, expense limitations         periods. The Board also noted that AIM
and/or fee waivers.                        began serving as investment advisor to
                                           the Fund in April 2004. The Board noted
o The nature and extent of the advisory    that AIM has recently made changes to
services to be provided by AIM. The        the Fund's portfolio management
Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of

                                                                                                                         (continued)

AIM V.I.FINANCIAL SERVICES FUND

o Fees relative to those of comparable       The Board concluded that the Fund's fee      remain profitable, although increased
funds with other advisors. The Board         levels under the Advisory Agreement          expenses in recent years have reduced
reviewed the advisory fee rate for the       therefore would not reflect economies of     AIM's profitability. Based on the review
Fund under the Advisory Agreement. The       scale, although the advisory fee waiver      of the profitability of AIM's and its
Board compared effective contractual         reflects economies of scale.                 affiliates' investment advisory and
advisory fee rates at a common asset                                                      other activities and its financial
level at the end of the past calendar        o Investments in affiliated money market     condition, the Board concluded that the
year and noted that the Fund's rate was      funds. The Board also took into account      compensation to be paid by the Fund to
comparable to above the median rate of       the fact that uninvested cash and cash       AIM under its Advisory Agreement was not
the funds advised by other advisors with     collateral from securities lending           excessive.
investment strategies comparable to          arrangements, if any (collectively,
those of the Fund that the Board             "cash balances") of the Fund may be          o Benefits of soft dollars to AIM. The
reviewed. The Board noted that AIM has       invested in money market funds advised       Board considered the benefits realized
agreed to waive advisory fees of the         by AIM pursuant to the terms of an SEC       by AIM as a result of brokerage
Fund and to limit the Fund's total           exemptive order. The Board found that        transactions executed through "soft
operating expenses, as discussed below.      the Fund may realize certain benefits        dollar" arrangements. Under these
Based on this review, the Board              upon investing cash balances in AIM          arrangements, brokerage commissions paid
concluded that the advisory fee rate for     advised money market funds, including a      by the Fund and/or other funds advised
the Fund under the Advisory Agreement        higher net return, increased liquidity,      by AIM are used to pay for research and
was fair and reasonable.                     increased diversification or decreased       execution services. This research may be
                                             transaction costs. The Board also found      used by AIM in making investment
o Expense limitations and fee waivers.       that the Fund will not receive reduced       decisions for the Fund. The Board
The Board noted that AIM has                 services if it invests its cash balances     concluded that such arrangements were
contractually agreed to waive advisory       in such money market funds. The Board        appropriate.
fees of the Fund through April 30, 2008      noted that, to the extent the Fund
to the extent necessary so that the          invests uninvested cash in affiliated        o AIM's financial soundness in light of
advisory fees payable by the Fund do not     money market funds, AIM has voluntarily      the Fund's needs. The Board considered
exceed a specified maximum advisory fee      agreed to waive a portion of the             whether AIM is financially sound and has
rate, which maximum rate includes            advisory fees it receives from the Fund      the resources necessary to perform its
breakpoints and is based on net asset        attributable to such investment. The         obligations under the Advisory
levels. The Board considered the             Board further determined that the            Agreement, and concluded that AIM has
contractual nature of this fee waiver        proposed securities lending program and      the financial resources necessary to
and noted that it remains in effect          related procedures with respect to the       fulfill its obligations under the
until April 30, 2008. The Board noted        lending Fund is in the best interests of     Advisory Agreement.
that AIM has contractually agreed to         the lending Fund and its respective
waive fees and/or limit expenses of the      shareholders. The Board therefore            o Historical relationship between the
Fund through April 30, 2008 in an amount     concluded that the investment of cash        Fund and AIM. In determining whether to
necessary to limit total annual              collateral received in connection with       continue the Advisory Agreement for the
operating expenses to a specified            the securities lending program in the        Fund, the Board also considered the
percentage of average daily net assets       money market funds according to the          prior relationship between AIM and the
for each class of the Fund. The Board        procedures is in the best interests of       Fund, as well as the Board's knowledge
considered the contractual nature of         the lending Fund and its respective          of AIM's operations, and concluded that
this fee waiver/expense limitation and       shareholders.                                it was beneficial to maintain the
noted that it remains in effect until                                                     current relationship, in part, because
April 30, 2008. The Board considered the     o Independent written evaluation and         of such knowledge. The Board also
effect these fee waivers/expense             recommendations of the Fund's Senior         reviewed the general nature of the
limitations would have on the Fund's         Officer. The Board noted that, upon          non-investment advisory services
estimated expenses and concluded that        their direction, the Senior Officer of       currently performed by AIM and its
the levels of fee waivers/expense            the Fund, who is independent of AIM and      affiliates, such as administrative,
limitations for the Fund were fair and       AIM's affiliates, had prepared an            transfer agency and distribution
reasonable.                                  independent written evaluation in order      services, and the fees received by AIM
                                             to assist the Board in determining the       and its affiliates for performing such
o Breakpoints and economies of scale.        reasonableness of the proposed               services. In addition to reviewing such
The Board reviewed the structure of the      management fees of the AIM Funds,            services, the trustees also considered
Fund's advisory fee under the Advisory       including the Fund. The Board noted that     the organizational structure employed by
Agreement, noting that it does not           the Senior Officer's written evaluation      AIM and its affiliates to provide those
include any breakpoints. The Board           had been relied upon by the Board in         services. Based on the review of these
considered whether it would be               this regard in lieu of a competitive         and other factors, the Board concluded
appropriate to add advisory fee              bidding process. In determining whether      that AIM and its affiliates were
breakpoints for the Fund or whether, due     to continue the Advisory Agreement for       qualified to continue to provide
to the nature of the Fund and the            the Fund, the Board considered the           non-investment advisory services to the
advisory fee structures of comparable        Senior Officer's written evaluation and      Fund, including administrative, transfer
funds, it was reasonable to structure        the recommendation made by the Senior        agency and distribution services, and
the advisory fee without breakpoints.        Officer to the Board that the Board          that AIM and its affiliates currently
Based on this review, the Board              consider whether the advisory fee            are providing satisfactory
concluded that it was not necessary to       waivers for certain equity AIM Funds,        non-investment advisory services.
add advisory fee breakpoints to the          including the Fund, should be
Fund's advisory fee schedule. The Board      simplified. The Board concluded that it      o Other factors and current trends. The
reviewed the level of the Fund's             would be advisable to consider this          Board considered the steps that AIM and
advisory fees, and noted that such fees,     issue and reach a decision prior to the      its affiliates have taken over the last
as a percentage of the Fund's net            expiration date of such advisory fee         several years, and continue to take, in
assets, would remain constant under the      waivers.                                     order to improve the quality and
Advisory Agreement because the Advisory                                                   efficiency of the services they provide
Agreement does not include any               o Profitability of AIM and its               to the Funds in the areas of investment
breakpoints. The Board noted that AIM        affiliates. The Board reviewed               performance, product line
has contractually agreed to waive            information concerning the profitability     diversification, distribution, fund
advisory fees of the Fund through April      of AIM's (and its affiliates')               operations, shareholder services and
30, 2008 to the extent necessary so that     investment advisory and other activities     compliance. The Board concluded that
the advisory fees payable by the Fund do     and its financial condition. The Board       these steps taken by AIM have improved,
not exceed a specified maximum advisory      considered the overall profitability of      and are likely to continue to improve,
fee rate, which maximum rate includes        AIM, as well as the profitability of AIM     the quality and efficiency of the
breakpoints and is based on net asset        in connection with managing the Fund.        services AIM and its affiliates provide
levels.                                      The Board noted that AIM's operations        to the Fund in each of these areas, and
                                                                                          support the Board's approval of the
                                                                                          continuance of the Advisory Agreement
                                                                                          for the Fund.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-97.03%

ASSET MANAGEMENT & CUSTODY BANKS-7.87%

Bank of New York Co., Inc. (The)                  164,288   $  5,290,074
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                  85,711      2,699,896
------------------------------------------------------------------------
State Street Corp.                                 29,712      1,725,970
========================================================================
                                                               9,715,940
========================================================================

CONSUMER FINANCE-3.36%

Capital One Financial Corp.                        48,641      4,156,374
========================================================================

DIVERSIFIED BANKS-9.22%

Anglo Irish Bank Corp. PLC (Ireland)               77,213      1,205,052
------------------------------------------------------------------------
U.S. Bancorp                                       94,057      2,904,480
------------------------------------------------------------------------
Wachovia Corp.                                     70,399      3,807,178
------------------------------------------------------------------------
Wells Fargo & Co.                                  51,722      3,469,512
========================================================================
                                                              11,386,222
========================================================================

DIVERSIFIED CAPITAL MARKETS-1.99%

UBS A.G. (Switzerland)                             22,417      2,459,145
========================================================================

INSURANCE BROKERS-5.47%

Aon Corp.                                          68,315      2,378,728
------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       162,590      4,372,045
========================================================================
                                                               6,750,773
========================================================================

INVESTMENT BANKING & BROKERAGE-11.91%

Lehman Brothers Holdings Inc.                      11,772        766,946
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         109,557      7,620,785
------------------------------------------------------------------------
Morgan Stanley                                    100,010      6,321,632
========================================================================
                                                              14,709,363
========================================================================

LIFE & HEALTH INSURANCE-0.87%

Prudential Financial, Inc.                         13,917      1,081,351
========================================================================

MULTI-LINE INSURANCE-6.20%

American International Group, Inc.                 21,247      1,254,635
------------------------------------------------------------------------
Genworth Financial Inc.-Class A                    44,677      1,556,547
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      57,274      4,845,380
========================================================================
                                                               7,656,562
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-20.00%

Bank of America Corp.                             151,166      7,271,084
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citigroup Inc.                                    169,249   $  8,164,572
------------------------------------------------------------------------
JPMorgan Chase & Co.                              220,461      9,259,362
========================================================================
                                                              24,695,018
========================================================================

PROPERTY & CASUALTY INSURANCE-7.69%

ACE Ltd.                                           92,827   $  4,696,118
------------------------------------------------------------------------
MBIA Inc.                                          47,293      2,769,005
------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                45,474      2,027,231
========================================================================
                                                               9,492,354
========================================================================

REGIONAL BANKS-8.41%

Cullen/Frost Bankers, Inc.                         11,904        682,099
------------------------------------------------------------------------
Fifth Third Bancorp                               116,625      4,309,294
------------------------------------------------------------------------
North Fork Bancorp., Inc.                          82,432      2,486,973
------------------------------------------------------------------------
SunTrust Banks, Inc.                               22,599      1,723,400
------------------------------------------------------------------------
Zions Bancorp.                                     15,149      1,180,713
========================================================================
                                                              10,382,479
========================================================================

SPECIALIZED CONSUMER SERVICES-1.25%

H&R Block, Inc.                                    64,620      1,541,833
========================================================================

THRIFTS & MORTGAGE FINANCE-12.79%

Fannie Mae                                        150,328      7,230,777
------------------------------------------------------------------------
Freddie Mac                                        71,093      4,053,012
------------------------------------------------------------------------
Hudson City Bancorp, Inc.                         113,846      1,517,567
------------------------------------------------------------------------
PMI Group, Inc. (The)                              67,133      2,992,789
========================================================================
                                                              15,794,145
========================================================================
    Total Common Stocks (Cost $102,227,004)                  119,821,559
========================================================================

MONEY MARKET FUNDS-2.63%

Liquid Assets Portfolio-Institutional
  Class(a)                                      1,620,876      1,620,876
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(a)        1,620,877      1,620,877
========================================================================
    Total Money Market Funds (Cost
      $3,241,753)                                              3,241,753
========================================================================
TOTAL INVESTMENTS-99.66% (Cost $105,468,757)                 123,063,312
========================================================================
OTHER ASSETS LESS LIABILITIES-0.34%                              422,291
========================================================================
NET ASSETS-100.00%                                          $123,485,603
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

                        AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $102,227,004)        $119,821,559
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,241,753)                                 3,241,753
=============================================================
     Total investments (cost $105,468,757)        123,063,312
=============================================================
Receivables for:
  Investments sold                                    677,779
-------------------------------------------------------------
  Fund shares sold                                    124,701
-------------------------------------------------------------
  Dividends                                           176,240
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 14,382
=============================================================
     Total assets                                 124,056,414
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               314,775
-------------------------------------------------------------
  Fund shares reacquired                               62,058
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             22,027
-------------------------------------------------------------
Accrued administrative services fees                  130,157
-------------------------------------------------------------
Accrued distribution fees -- Series II                      7
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                459
-------------------------------------------------------------
Accrued transfer agent fees                             1,949
-------------------------------------------------------------
Accrued operating expenses                             39,379
=============================================================
     Total liabilities                                570,811
=============================================================
Net assets applicable to shares outstanding      $123,485,603
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 99,838,986
-------------------------------------------------------------
Undistributed net investment income                 3,070,212
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                 2,981,876
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                17,594,529
=============================================================
                                                 $123,485,603
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $123,470,505
_____________________________________________________________
=============================================================
Series II                                        $     15,098
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,994,276
_____________________________________________________________
=============================================================
Series II                                                 981
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      15.44
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      15.39
_____________________________________________________________
=============================================================


STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $20,090)                                        $ 1,583,578
-------------------------------------------------------------
Dividends from affiliated money market funds           67,491
=============================================================
    Total investment income                         1,651,069
=============================================================

EXPENSES:

Advisory fees                                         500,708
-------------------------------------------------------------
Administrative services fees                          192,266
-------------------------------------------------------------
Custodian fees                                          7,845
-------------------------------------------------------------
Distribution fees -- Series II                             15
-------------------------------------------------------------
Transfer agent fees                                     7,307
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,948
-------------------------------------------------------------
Other                                                  27,232
=============================================================
    Total expenses                                    744,321
=============================================================
Less: Fees waived                                        (379)
=============================================================
    Net expenses                                      743,942
=============================================================
Net investment income                                 907,127
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain from:
  Investment securities                             3,514,573
-------------------------------------------------------------
  Foreign currencies                                      241
=============================================================
                                                    3,514,814
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (2,657,067)
-------------------------------------------------------------
  Foreign currencies                                      (62)
=============================================================
                                                   (2,657,129)
=============================================================
Net gain from investment securities and foreign
  currencies                                          857,685
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,764,812
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    907,127    $  2,173,979
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   3,514,814      12,719,470
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,657,129)    (10,553,270)
==========================================================================================
    Net increase in net assets resulting from operations         1,764,812       4,340,179
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (1,893,397)
------------------------------------------------------------------------------------------
  Series II                                                             --            (135)
==========================================================================================
    Total distributions from net investment income                      --      (1,893,532)
==========================================================================================
Share transactions-net:
  Series I                                                     (19,535,355)    (65,084,200)
------------------------------------------------------------------------------------------
  Series II                                                          3,483             135
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (19,531,872)    (65,084,065)
==========================================================================================
    Net increase (decrease) in net assets                      (17,767,060)    (62,637,418)
==========================================================================================

NET ASSETS:

  Beginning of period                                          141,252,663     203,890,081
==========================================================================================
  End of period (including undistributed net investment
    income of $3,070,212 and $2,163,085, respectively)        $123,485,603    $141,252,663
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                        AIM V.I. FINANCIAL SERVICES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Financial Services Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                        AIM V.I. FINANCIAL SERVICES FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay
                        AIM V.I. FINANCIAL SERVICES FUND
because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $379.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $167,472 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $7,307.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $15.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                        CHANGE IN
                                                                        UNREALIZED
                         VALUE        PURCHASES        PROCEEDS        APPRECIATION        VALUE        DIVIDEND       REALIZED
FUND                   12/31/05        AT COST        FROM SALES      (DEPRECIATION)     06/30/06        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $       --     $ 1.792,232     $   (171,356)        $   --        $1,620,876      $   344         $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-
  Institutional
  Class                5,064,797      20,087,232      (23,531,152)            --         1,620,877       67,147             --
=================================================================================================================================
  Total               $5,064,797     $21,879,464     $(23,702,508)        $   --        $3,241,753      $67,491         $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities purchases of $193,600.

                        AIM V.I. FINANCIAL SERVICES FUND

NOTE 5--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,001 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $1,519,930 and $19,116,820, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    22,184,001
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,782,463)
===============================================================================
Net unrealized appreciation of investment securities           $    16,401,538
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $106,661,774.

                        AIM V.I. FINANCIAL SERVICES FUND

NOTE 9--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       673,525    $ 10,635,863     1,679,434    $ 24,855,189
----------------------------------------------------------------------------------------------------------------------
  Series II                                                          226           3,483            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       123,028       1,893,397
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --             9             135
======================================================================================================================
Reacquired:
  Series I                                                    (1,931,972)    (30,171,218)   (6,506,406)    (91,832,786)
======================================================================================================================
                                                              (1,258,221)   $(19,531,872)   (4,703,935)   $(65,084,065)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 85% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        SERIES I
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2006            2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  15.26        $  14.61    $  13.54    $  10.50    $  12.42    $  13.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.11(a)         0.19(a)     0.15        0.08        0.08        0.06
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.07            0.66        1.02        3.02       (1.93)      (1.43)
=================================================================================================================================
    Total from investment operations                         0.18            0.85        1.17        3.10       (1.85)      (1.37)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --           (0.20)      (0.10)      (0.06)      (0.07)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --          --          --          --       (0.01)
=================================================================================================================================
    Total distributions                                        --           (0.20)      (0.10)      (0.06)      (0.07)      (0.05)
=================================================================================================================================
Net asset value, end of period                           $  15.44        $  15.26    $  14.61    $  13.54    $  10.50    $  12.42
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              1.18%           5.84%       8.68%      29.58%     (14.90)%     (9.88)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $123,471        $141,241    $203,879    $210,352    $142,403    $183,084
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.11%(c)        1.12%       1.12%       1.09%       1.09%       1.07%
=================================================================================================================================
Ratio of net investment income to average net assets         1.36%(c)        1.30%       0.89%       0.87%       0.57%       0.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                      1%             22%         67%         65%         72%        132%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $134,616,837.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                        AIM V.I. FINANCIAL SERVICES FUND

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS           YEAR         (DATE SALES
                                                                ENDED             ENDED        COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $15.23            $14.59           $13.50
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.09(a)           0.15(a)          0.12
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.07              0.67             1.07
=============================================================================================================
    Total from investment operations                              0.16              0.82             1.19
=============================================================================================================
Less dividends from net investment income                           --             (0.18)           (0.10)
=============================================================================================================
Net asset value, end of period                                  $15.39            $15.23           $14.59
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   1.05%             5.61%            8.85%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   15            $   11           $   11
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                           1.36%(c)          1.37%            1.38%(d)
=============================================================================================================
Ratio of net investment income to average net assets              1.11%(c)          1.05%            0.63%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                           1%               22%              67%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $11,843.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

                        AIM V.I. FINANCIAL SERVICES FUND

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. FINANCIAL SERVICES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                        AIM V.I. FINANCIAL SERVICES FUND

                                                     AIM V.I. GLOBAL EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006






       AIM V.I. GLOBAL EQUITY FUND seeks to provide long-term growth of capital.




          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments. com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
 -- REGISTERED TRADEMARK --                     -- REGISTERED TRADEMARK --





NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIM V.I. GLOBAL EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             strong performers, such as growth and
                                                                                        stability of earnings, profitability and
===================================================================================     financial strength.

PERFORMANCE SUMMARY                                                                     o Our stock selection model measures
                                           ========================================     these qualities for each company in the
Since its inception on May 1, 2006, AIM                                                 Fund's global universe and takes into
V.I. Global Equity Fund posted negative    FUND VS. INDEXES                             account that the significance of each
returns, underperforming its broad                                                      quality varies depending on the industry
market and style-specific benchmark, the   CUMULATIVE TOTAL RETURNS                     and region of operation.
MSCI World Index, for the period ending    05/01/06-06/30/06, EXCLUDING VARIABLE
June 30, 2006. The Fund's negative         PRODUCT ISSUER CHARGES. IF VARIABLE          Our risk model enables fund managers to:
performance was due primarily to its       PRODUCT ISSUER CHARGES WERE INCLUDED,
Asia/Pacific regional exposure,            RETURNS WOULD BE LOWER.                      o Simultaneously analyze how changes in
specifically holdings in Korea. From a                                                  such economic factors as interest rates,
sector perspective, slight Fund            Series I Shares                 -4.70%       currencies and the price of oil will
underperformance was attributable                                                       affect the stocks of these companies.
primarily to financials holdings.          Series II Shares                -4.70
                                                                                        o Seek to reduce the Fund's volatility
                                           Morgan Stanley Capital International         by creating a portfolio that pairs
                                           (MSCI) World Index (Broad Market             stocks that benefit from an increase in
                                           and Style-Specific Index)       -3.57        a specific economic factor with stocks
                                                                                        that benefit from a decrease in the same
                                           Lipper Global Multi-Cap Core                 factor. The goal is to neutralize the
                                           Fund Index (Peer Group Index)   -2.59        impact of these risk factors on the
                                                                                        overall portfolio.
                                           SOURCE: LIPPER INC.
                                           ========================================          We combine the results of the
                                                                                        analyses from these two models with a
===================================================================================     trading and transaction cost analysis.
                                                                                        The process is designed to construct a
HOW WE INVEST                                   The Fund's investment philosophy is     portfolio containing the optimal
                                           based on three key principles:               combination of securities with the
Our global equity investment strategy                                                   potential to deliver favorable returns
gives the Fund primary exposure to         o An investment process must be              without assuming excessive amounts of
large-cap companies and secondary          structured and disciplined.                  risk.
exposure to mid- and small-cap firms. As
part of a portfolio's overall asset        o Stocks should be selected on the                We consider selling or reducing our
allocation strategy, the Fund can          merits of each individual company.           holding of a particular stock if:
complement domestic holdings with its
exposure to both domestic and              o Risk management is as important as         o It no longer exhibits characteristics
international companies that are           stock selection.                             that drive positive performance.
diversified by geography, sector and
market capitalization.                          Mindful of these principles,            o Holding the security no longer
                                           portfolio managers have developed a          provides risk management benefits.
     Our investment philosophy balances    quantitative investment process with two
stock selection with risk management. To   main components: stock selection and         MARKET CONDITIONS AND YOUR FUND
help mitigate geopolitical risk, we own    risk management.
stocks across a variety of regions and                                                  The inception of your Fund coincided
countries. We believe a portfolio that          Our stock selection model is based      with the market downturn as investors
is well diversified geographically also    on the following:                            became con-
helps minimize foreign exchange risk.
                                           o Portfolio managers believe securities
                                           exhibit certain qualities that identify
                                           them as probable

========================================   ========================================     =========================================

PORTFOLIO COMPOSITION                      TOP FIVE COUNTRIES                           TOP 10 EQUITY HOLDINGS

By sector                                  1. U.S.A                         48.8%        1. Hewlett-Packard Co.             2.1%

Financials                       27.9%     2. France                         9.9         2. Moody's Corp.                   2.1

Information Technology           10.8      3. Japan                          9.9         3. Assurances Generales de France
                                                                                            (France)                        2.1
Consumer Discretionary           10.5      4. United Kingdom                 8.0
                                                                                         4. ING Groep N.V. (Netherlands)    2.1
Industrials                      10.4      5. Canada                         5.7
                                                                                         5. PagesJaunes S.A. (France)       2.1
Utilities                         8.5
                                           TOTAL NET ASSETS      $953.1 THOUSAND         6. Kyushu Electric Power Co., Inc.
Materials                         7.7      TOTAL NUMBER OF HOLDINGS          134            (Japan)                         2.0

Health Care                       7.5                                                    7. Verizon Communications Inc.     1.9

Energy                            6.0                                                    8. Societe Generale (France)       1.9

Consumer Staples                  4.9                                                    9. Prudential Financial, Inc.      1.7

Telecommunication Services        2.2                                                   10. Cummins Inc.                    1.7

Other Assets Less Liabilities     3.6


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

========================================   ========================================     =========================================

AIM V.I. GLOBAL EQUITY FUND

cerned over the effects of higher          IN CLOSING                                             DEREK S. IZUEL, senior port-
interest rates and inflation pressures.                                                 [IZUEL    folio manager, is lead manager
During the reporting period, the U.S.      We are pleased to welcome shareholders       PHOTO]    of AIM V.I. Global Equity Fund.
Federal Reserve Bank (the Fed) continued   to AIM V.I. Global Equity Fund. Although               Mr. Izuel began his investment
its tightening policy, raising the key     we regret that market conditions were                  career in 1997. He earned a B.A.
federal funds rate to 5.25% as Ben         not more positive during the reporting       in computer science from the University
Bernanke settled into his new role as      period, this underscores the importance      of California-Berkeley and an M.B.A.
Fed Chairman. During the first five        of keeping a long-term perspective for       from the University of Michigan.
months of 2006, the consumer price index   investments. We believe our investment
rose 5.2% at a seasonally adjusted         process helps us build a strong                        DUY NGUYEN, Chartered
annual rate, compared with a 3.4% rise     portfolio of diversified global stocks       [NGUYEN   Financial Analyst, portfolio
for all of 2005.                           that complements the traditional              PHOTO]   manager, is manager of AIM
                                           components of a domestic asset                         V.I. Global Equity Fund.
     Despite an increase in volatility     allocation. Thank you for your                         Mr. Nguyen joined AIM in 2000.
during the reporting period, global        investment in AIM V.I. Global Equity         He earned a B.A. from The University of
economic growth continued to show record   Fund.                                        Texas at Austin and an M.S. in finance
strength. After impressive gains for                                                    from the University of Houston.
Japan in 2005, when improving secular      THE VIEWS AND OPINIONS EXPRESSED IN
economic growth prospects drove the        MANAGEMENT'S DISCUSSION OF FUND              Assisted by Global Quantitative
local market largely higher, the country   PERFORMANCE ARE THOSE OF A I M ADVISORS,     Strategies Team
witnessed a bout of profit taking,         INC. THESE VIEWS AND OPINIONS ARE
especially in more cyclical,               SUBJECT TO CHANGE AT ANY TIME BASED ON
economically sensitive stocks.             FACTORS SUCH AS MARKET AND ECONOMIC
                                           CONDITIONS. THESE VIEWS AND OPINIONS MAY
     Regionally, the Fund benefited from   NOT BE RELIED UPON AS INVESTMENT ADVICE
holdings in France and Canada, while       OR RECOMMENDATIONS, OR AS AN OFFER FOR A
Korean and Swedish stocks had a negative   PARTICULAR SECURITY. THE INFORMATION IS
effect on performance. From a sector       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
perspective, investments in industrials    OF ANY MARKET, COUNTRY, INDUSTRY,
and materials contributed to the Fund,     SECURITY OR THE FUND. STATEMENTS OF FACT
while energy and financials detracted      ARE FROM SOURCES CONSIDERED RELIABLE,
from performance relative to the Fund's    BUT A I M ADVISORS, INC. MAKES NO
style-specific benchmark.                  REPRESENTATION OR WARRANTY AS TO THEIR
                                           COMPLETENESS OR ACCURACY. ALTHOUGH
     Information technology (IT) was one   HISTORICAL PERFORMANCE IS NO GUARANTEE
of the poorer performing sectors during    OF FUTURE RESULTS, THESE INSIGHTS MAY
the reporting period because of concerns   HELP YOU UNDERSTAND OUR INVESTMENT
about slowing IT spending and overall      MANAGEMENT PHILOSOPHY.
valuations. QUALCOMM performed poorly
for the Fund during the reporting period
as it dealt with an antitrust lawsuit
brought by Broadcom in the U.S. and
braced for an investigation by the
European Commission over licensing fees.

     Health care was one of the stronger
performers during the reporting period.
ASTRAZENECA PLC, which develops,
manufactures and markets prescription
pharmaceuticals, contributed to Fund
performance during the reporting period
as a result of announcing strategic
acquisitions and divestitures.

     During the brief reporting period
since your Fund was introduced,
management did not make significant
changes to sector exposures and
positioning. We increased exposure to                                                           [RIGHT ARROW GRAPHIC]
financials and decreased our
telecommunications and consumer                                                         FOR A DISCUSSION OF THE RISKS OF
discretionary holdings relative to the                                                  INVESTING IN YOUR FUND, INDEXES USED IN
style-specific benchmark.                                                               THIS REPORT AND YOUR FUND'S PERFORMANCE,
                                                                                        PLEASE TURN TO PAGE 4.

AIM V.I. GLOBAL EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================

CUMULATIVE TOTAL RETURNS                   FUND EXPENSES, REINVESTED DISTRIBUTIONS      ARE DETERMINED BY THE VARIABLE PRODUCT
As of 6/30/06                              AND CHANGES IN NET ASSET VALUE.              ISSUERS, WILL VARY AND WILL LOWER THE
                                           INVESTMENT RETURN AND PRINCIPAL VALUE        TOTAL RETURN. PER NASD REQUIREMENTS, THE
SERIES I SHARES                            WILL FLUCTUATE SO THAT YOU MAY HAVE A        MOST RECENT MONTH-END PERFORMANCE DATA
Inception (5/1/06)               -4.70%    GAIN OR LOSS WHEN YOU SELL SHARES.           AT THE FUND LEVEL, EXCLUDING VARIABLE
                                                                                        PRODUCT CHARGES, IS AVAILABLE ON THIS
SERIES II SHARES                                AIM V.I. GLOBAL EQUITY FUND, A          AIM AUTOMATED INFORMATION LINE,
Inception (5/1/06)               -4.70%    SERIES PORTFOLIO OF AIM VARIABLE             866-702-4402. AS MENTIONED ABOVE, FOR
                                           INSURANCE FUNDS, IS CURRENTLY OFFERED        THE MOST RECENT MONTH-END PERFORMANCE
=======================================    THROUGH INSURANCE COMPANIES ISSUING          INCLUDING VARIABLE PRODUCT CHARGES,
                                           VARIABLE PRODUCTS. YOU CANNOT PURCHASE       PLEASE CONTACT YOUR VARIABLE PRODUCT
THE PERFORMANCE OF THE FUND'S SERIES I     SHARES OF THE FUND DIRECTLY. PERFORMANCE     ISSUER OR FINANCIAL ADVISOR.
AND SERIES II SHARE CLASSES WILL DIFFER    FIGURES GIVEN REPRESENT THE FUND AND ARE
PRIMARILY DUE TO DIFFERENT CLASS           NOT INTENDED TO REFLECT ACTUAL VARIABLE           HAD THE ADVISOR NOT WAIVED FEES
EXPENSES.                                  PRODUCT VALUES. THEY DO NOT REFLECT          AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                           SALES CHARGES, EXPENSES AND FEES             WOULD HAVE BEEN LOWER.
     THE PERFORMANCE DATA QUOTED           ASSESSED IN CONNECTION WITH A VARIABLE
REPRESENT PAST PERFORMANCE AND CANNOT      PRODUCT. SALES CHARGES, EXPENSES AND
GUARANTEE COMPARABLE FUTURE RESULTS;       FEES, WHICH
CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER. PLEASE CONTACT YOUR VARIABLE
PRODUCT ISSUER OR FINANCIAL ADVISOR FOR
THE MOST RECENT MONTH-END VARIABLE
PRODUCT PERFORMANCE. PERFORMANCE FIGURES
REFLECT






PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged LIPPER GLOBAL             reporting purposes, and as such, the net
                                           MULTI-CAP CORE FUND INDEX represents an      asset values for shareholder
Foreign securities have additional         average of the performance of the 10         transactions and the returns based on
risks, including exchange rate changes,    largest global multi-capitalization core     those net asset values may differ from
political and economic developments, the   funds tracked by Lipper Inc., an             the net asset values and returns
relative lack of information about these   independent mutual fund performance          reported in the Financial Highlights.
companies, relatively low market           monitor.
liquidity and the potential lack of                                                     Additionally, the returns and net asset
strict financial and accounting controls        The Fund is not managed to track        values shown throughout this report are
and standards.                             the performance of any particular index,     at the Fund level only and do not
                                           including the indexes defined here, and      include variable product issuer charges.
     The Fund invests in synthetic         consequently, the performance of the         If such charges were included, the total
instruments, the value of which may not    Fund may deviate significantly from the      returns would be lower.
correlate perfectly with the overall       performance of the indexes.
securities markets. Rising interest                                                          Industry classifications used in
rates and market price fluctuations will        A direct investment cannot be made      this report are generally according to
affect the performance of the Fund's       in an index. Unless otherwise indicated,     the Global Industry Classification
investments in synthetic instruments.      index results include reinvested             Standard, which was developed by and is
                                           dividends, and they do not reflect sales     the exclusive property and a service
     The Fund invests in repurchase        charges. Performance of an index of          mark of Morgan Stanley Capital
agreements which are subject to the risk   funds reflects fund expenses;                International Inc. and Standard &
that the seller of such agreements may     performance of a market index does not.      Poor's.
default or declare bankruptcy, which may
result in a decline in security values,    OTHER INFORMATION
reduced income levels and additional
expenses.                                  The returns shown in the management's
                                           discussion of Fund performance are based
ABOUT INDEXES USED IN THIS REPORT          on net asset values calculated for
                                           shareholder transactions. Generally
The unmanaged MSCI WORLD INDEX is a        accepted accounting principles require
group of global securities tracked by      adjustments to be made to the net assets
Morgan Stanley Capital International.      of the Fund at period end for financial

AIM V.I. GLOBAL EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                    ACTUAL EXPENSES                              expenses based on the Fund's actual
                                                                                        expense ratio and an assumed rate of
As a shareholder of the Fund, you incur    The table below provides information         return of 5% per year before expenses,
ongoing costs, including management        about actual account values and actual       which is not the Fund's actual return.
fees; distribution and/or service fees     expenses. You may use the information in     The Fund's actual cumulative total
(12b-1); and other Fund expenses. This     this table, together with the amount you     returns at net asset value after
example is intended to help you            invested, to estimate the expenses that      expenses for the period ended June 30,
understand your ongoing costs (in          you paid over the period. Simply divide      2006, appear in the table "Funds vs.
dollars) of investing in the Fund and to   your account value by $1,000 (for            Indexes" on page 2.
compare these costs with ongoing costs     example, an $8,600 account value divided
of investing in other mutual funds. The    by $1,000 = 8.6), then multiply the               THE HYPOTHETICAL ACCOUNT VALUES AND
actual ending account value and expenses   result by the number in the table under      EXPENSES MAY NOT BE USED TO ESTIMATE THE
of Series I and Series II shares in the    the heading entitled "Actual Expenses        ACTUAL ENDING ACCOUNT BALANCE OR
below example are based on an investment   Paid During Period" to estimate the          EXPENSES YOU PAID FOR THE PERIOD. YOU
of $1,000 invested on May 1, 2006, (the    expenses you paid on your account during     MAY USE THIS INFORMATION TO COMPARE THE
date the share classes commenced           this period (May 1, 2006, through June       ONGOING COSTS OF INVESTING IN THE FUND
operations) and held through June 30,      30, 2006 for Series I and Series II).        AND OTHER FUNDS. TO DO SO, COMPARE THIS
2006. The hypothetical ending account      Because the actual ending account value      5% HYPOTHETICAL EXAMPLE WITH THE 5%
value and expenses of Series I and         and expense information in the example       HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
Series II shares in the below example      is not based upon a six month period,        SHAREHOLDER REPORTS OF THE OTHER FUNDS.
are based on an investment of $1,000       the ending account value and expense
invested at the beginning of the period    information may not provide a meaningful          Please note that the expenses shown
and held for the entire six month period   comparison to mutual funds that provide      in the table are meant to highlight your
January 1, 2006, through June 30, 2006.    such information for a full six month        ongoing costs. Therefore, the
                                           period.                                      hypothetical information is useful in
     The actual and hypothetical                                                        comparing ongoing costs, and will not
expenses in the examples below do not      HYPOTHETICAL EXAMPLE FOR COMPARISON          help you determine the relative total
represent the effect of any fees or        PURPOSES                                     costs of owning different funds.
other expenses assessed in connection
with a variable product; if they did,      The table below also provides
the expenses shown would be higher while   information about hypothetical account
the ending account values shown would be   values and hypothetical
lower.

====================================================================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING           ENDING               EXPENSES         ENDING            EXPENSES          ANNUALIZED
  SHARE          ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
  CLASS           (1/1/06)(1)       (6/30/06)(1)             PERIOD(2)      (6/30/06)          PERIOD(3)           RATIO
Series I           $1,000.00           $953.00                $1.80         $1,019.34            $5.51              1.10%
Series II           1,000.00            953.00                 2.20          1,018.10             6.76              1.35

(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, (date operations commenced) through June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 61 (May 1, 2006 (date operations commenced) through June 30, 2006)/365. Because the shares have not been in existence for a full six month period, the actual ending account value and expense information show may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Series I and Series II shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIM V.I. GLOBAL EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Variable      o The nature and extent of the advisory      advised by an AIM affiliate and
Insurance Funds (the "Board") oversees     services to be provided by AIM. The          sub-advised by AIM with investment
the management of AIM V.I. Global Equity   Board reviewed the services to be            strategies comparable to those of the
Fund (the "Fund") and, as required by      provided by AIM under the Advisory           Fund, although the total advisory fees
law, determines annually whether to        Agreement. Based on such review, the         for one such Canadian mutual fund were
approve the continuance of the Fund's      Board concluded that the range of            above those for the Fund; (iv) above the
advisory agreement with A I M Advisors,    services to be provided by AIM under the     effective sub-advisory fee rates for
Inc. ("AIM"). Based upon the               Advisory Agreement was appropriate and       three collective trust funds sub-advised
recommendation of the Investments          that AIM currently is providing services     by an AIM affiliate with investment
Committee of the Board, at a meeting       in accordance with the terms of the          strategies comparable to those of the
held on June 27, 2006, the Board,          Advisory Agreement.                          Fund, although the total advisory fees
including all of the independent                                                        for such collective trust funds were the
trustees, approved the continuance of      o The quality of services to be provided     same as those for the Fund; and (v)
the advisory agreement (the "Advisory      by AIM. The Board reviewed the               above the effective sub-advisory fee
Agreement") between the Fund and AIM for   credentials and experience of the            rates for three mutual funds sub-advised
another year, effective July 1, 2006.      officers and employees of AIM who will       by an AIM affiliate with investment
                                           provide investment advisory services to      strategies comparable to those of the
     The Board considered the factors      the Fund. In reviewing the                   Fund. The Board noted that AIM has
discussed below in evaluating the          qualifications of AIM to provide             agreed to limit the Fund's total annual
fairness and reasonableness of the         investment advisory services, the Board      operating expenses, as discussed below.
Advisory Agreement at the meeting on       considered such issues as AIM's              Based on this review, the Board
June 27, 2006 and as part of the Board's   portfolio and product review process,        concluded that the advisory fee rate for
ongoing oversight of the Fund. In their    various back office support functions        the Fund under the Advisory Agreement
deliberations, the Board and the           provided by AIM and AIM's equity and         was fair and reasonable.
independent trustees did not identify      fixed income trading operations. Based
any particular factor that was             on the review of these and other             o Fees relative to those of comparable
controlling, and each trustee attributed   factors, the Board concluded that the        funds with other advisors. The Board
different weights to the various           quality of services to be provided by        reviewed the advisory fee rate for the
factors.                                   AIM was appropriate and that AIM             Fund under the Advisory Agreement. The
                                           currently is providing satisfactory          Board compared effective contractual
     One responsibility of the             services in accordance with the terms of     advisory fee rates at a common asset
independent Senior Officer of the Fund     the Advisory Agreement.                      level at the end of the past calendar
is to manage the process by which the                                                   year and noted that the Fund's rate was
Fund's proposed management fees are        o The performance of the Fund relative       below the median rate of the funds
negotiated to ensure that they are         to comparable funds. Not applicable          advised by other advisors with
negotiated in a manner which is at arms'   because the Fund has not been in             investment strategies comparable to
length and reasonable. To that end, the    operation for a full calendar year.          those of the Fund that the Board
Senior Officer must either supervise a                                                  reviewed. The Board noted that AIM has
competitive bidding process or prepare     o The performance of the Fund relative       agreed to limit the Fund's total annual
an independent written evaluation. The     to indices. Not applicable because the       operating expenses, as discussed below.
Senior Officer has recommended an          Fund has not been in operation for a         The Board also considered the fact that
independent written evaluation in lieu     full calendar year.                          AIM set the proposed advisory fees for
of a competitive bidding process and,                                                   the Fund based upon the median effective
upon the direction of the Board, has       o Meetings with the Fund's portfolio         management fee rate (comprised of
prepared such an independent written       managers and investment personnel. With      advisory fees plus, in some cases,
evaluation. Such written evaluation also   respect to the Fund, the Board is            administrative fees) at various asset
considered certain of the factors          meeting periodically with such Fund's        levels of competitor mutual funds with
discussed below. In addition, as           portfolio managers and/or other              investment strategies comparable to
discussed below, the Senior Officer made   investment personnel and believes that       those of the Fund. In addition, the
a recommendation to the Board in           such individuals are competent and able      Board noted that the proposed advisory
connection with such written evaluation.   to continue to carry out their               fees for the Fund are equal to the
                                           responsibilities under the Advisory          uniform fee schedule that applies to
     The discussion below serves as a      Agreement.                                   other mutual funds advised by AIM with
summary of the Senior Officer's                                                         investment strategies comparable to
independent written evaluation and         o Overall performance of AIM. Not            those of the Fund, which uniform fee
recommendation to the Board in             applicable because the Fund has not been     schedule includes breakpoints and is
connection therewith, as well as a         in operation for a full calendar year.       based on net asset levels. Based on this
discussion of the material factors and                                                  review, the Board concluded that the
the conclusions with respect thereto       o Fees relative to those of clients of       advisory fee rate for the Fund under the
that formed the basis for the Board's      AIM with comparable investment               Advisory Agreement was fair and
approval of the Advisory Agreement.        strategies. The Board reviewed the           reasonable.
After consideration of all of the          effective advisory fee rate (before
factors below and based on its informed    waivers) for the Fund under the Advisory     o Expense limitations and fee waivers.
business judgment, the Board determined    Agreement. The Board noted that this         The Board noted that AIM has
that the Advisory Agreement is in the      rate was (i) below the effective             contractually agreed to waive fees
best interests of the Fund and its         advisory fee rate (before waivers) for       and/or limit expenses of the Fund
shareholders and that the compensation     one mutual fund advised by AIM with          through April 30, 2008 in an amount
to AIM under the Advisory Agreement is     investment strategies comparable to          necessary to limit total annual
fair and reasonable and would have been    those of the Fund and comparable to the      operating expenses to a specified
obtained through arm's length              effective advisory fee rate (before          percentage of average daily net assets
negotiations.                              waivers) for a second mutual fund            for each class of the Fund. The Board
                                           advised by AIM with investment               considered the contractual nature of
     Unless otherwise stated,              strategies comparable to those of the        this fee waiver/expense limitation and
information presented below is as of       Fund; (ii) above the effective               noted that it remains in effect until
June 27, 2006 and does not reflect any     sub-advisory fee rates for two offshore      April 30, 2008. The Board considered the
changes that may have occurred since       funds advised and sub-advised by AIM         effect these fee waivers/expense
June 27, 2006, including but not limited   affiliates with investment strategies        limitations would have on the Fund's
to changes to the Fund's performance,      comparable to those of the Fund,             estimated expenses and concluded that
advisory fees, expense limitations         although the total advisory fees for one     the levels of fee waivers/expense
and/or fee waivers.                        such offshore fund were comparable to        limitations for the Fund were fair and
                                           those for the Fund; (iii) above the          reasonable.
                                           effective sub-advisory fee rates for two
                                           Canadian mutual funds





                                                                                                                         (continued)

AIM V.I. GLOBAL EQUITY FUND

o Breakpoints and economies of scale.      o Independent written evaluation and         o Historical relationship between the
The Board reviewed the structure of the    recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory     Officer. The Board noted that, upon          approve the Advisory Agreement for the
Agreement, noting that it contains seven   their direction, the Senior Officer of       Fund, the Board also considered the
breakpoints. The Board reviewed the        the Fund, who is independent of AIM and      prior relationship between AIM and the
level of the Fund's advisory fees, and     AIM's affiliates, had prepared an            Fund, as well as the Board's knowledge
noted that such fees, as a percentage of   independent written evaluation in order      of AIM's operations, and concluded that
the Fund's net assets, would decrease as   to assist the Board in determining the       it was beneficial to maintain the
net assets increase because the Advisory   reasonableness of the proposed               current relationship, in part, because
Agreement includes breakpoints. The        management fees of the AIM Funds,            of such knowledge. The Board also
Board noted that, due to the Fund's        including the Fund. The Board noted that     reviewed the general nature of the
current asset levels and the way in        the Senior Officer's written evaluation      non-investment advisory services
which the advisory fee breakpoints have    had been relied upon by the Board in         currently performed by AIM and its
been structured, the Fund has yet to       this regard in lieu of a competitive         affiliates, such as administrative,
benefit from the breakpoints. The Board    bidding process. In determining whether      transfer agency and distribution
concluded that the Fund's fee levels       to continue the Advisory Agreement for       services, and the fees received by AIM
under the Advisory Agreement therefore     the Fund, the Board considered the           and its affiliates for performing such
would reflect economies of scale at        Senior Officer's written evaluation.         services. In addition to reviewing such
higher asset levels and that it was not                                                 services, the trustees also considered
necessary to change the advisory fee       o Profitability of AIM and its               the organizational structure employed by
breakpoints in the Fund's advisory fee     affiliates. The Board reviewed               AIM and its affiliates to provide those
schedule.                                  information concerning the profitability     services. Based on the review of these
                                           of AIM's (and its affiliates')               and other factors, the Board concluded
o Investments in affiliated money market   investment advisory and other activities     that AIM and its affiliates were
funds. The Board also took into account    and its financial condition. The Board       qualified to continue to provide
the fact that uninvested cash and cash     considered the overall profitability of      non-investment advisory services to the
collateral from securities lending         AIM. The Board noted that AIM's              Fund, including administrative, transfer
arrangements, if any (collectively,        operations remain profitable, although       agency and distribution services, and
"cash balances") of the Fund may be        increased expenses in recent years have      that AIM and its affiliates currently
invested in money market funds advised     reduced AIM's profitability. Based on        are providing satisfactory
by AIM pursuant to the terms of an SEC     the review of the profitability of AIM's     non-investment advisory services.
exemptive order. The Board found that      and its affiliates' investment advisory
the Fund may realize certain benefits      and other activities and its financial       o Other factors and current trends. The
upon investing cash balances in AIM        condition, the Board concluded that the      Board considered the steps that AIM and
advised money market funds, including a    compensation to be paid by the Fund to       its affiliates have taken over the last
higher net return, increased liquidity,    AIM under its Advisory Agreement was not     several years, and continue to take, in
increased diversification or decreased     excessive.                                   order to improve the quality and
transaction costs. The Board also found                                                 efficiency of the services they provide
that the Fund will not receive reduced     o Benefits of soft dollars to AIM. The       to the Funds in the areas of investment
services if it invests its cash balances   Board considered the benefits realized       performance, product line
in such money market funds. The Board      by AIM as a result of brokerage              diversification, distribution, fund
noted that, to the extent the Fund         transactions executed through "soft          operations, shareholder services and
invests uninvested cash in affiliated      dollar" arrangements. Under these            compliance. The Board concluded that
money market funds, AIM has voluntarily    arrangements, brokerage commissions paid     these steps taken by AIM have improved,
agreed to waive a portion of the           by the Fund and/or other funds advised       and are likely to continue to improve,
advisory fees it receives from the Fund    by AIM are used to pay for research and      the quality and efficiency of the
attributable to such investment. The       execution services. This research may be     services AIM and its affiliates provide
Board further determined that the          used by AIM in making investment             to the Fund in each of these areas, and
proposed securities lending program and    decisions for the Fund. The Board            support the Board's approval of the
related procedures with respect to the     concluded that such arrangements were        continuance of the Advisory Agreement
lending Fund is in the best interests of   appropriate.                                 for the Fund.
the lending Fund and its respective
shareholders. The Board therefore          o AIM's financial soundness in light of
concluded that the investment of cash      the Fund's needs. The Board considered
collateral received in connection with     whether AIM is financially sound and has
the securities lending program in the      the resources necessary to perform its
money market funds according to the        obligations under the Advisory
procedures is in the best interests of     Agreement, and concluded that AIM has
the lending Fund and its respective        the financial resources necessary to
shareholders.                              fulfill its obligations under the
                                           Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                               SHARES    VALUE
----------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-48.76%

AEROSPACE & DEFENSE-1.05%

General Dynamics Corp.                            153   $ 10,015
================================================================

AIR FREIGHT & LOGISTICS-0.20%

EGL, Inc.(a)                                       37      1,857
================================================================

AIRLINES-0.28%

US Airways Group, Inc.(a)                          53      2,679
================================================================

APPAREL RETAIL-0.89%

Buckle, Inc. (The)                                 33      1,381
----------------------------------------------------------------
Dress Barn, Inc. (The)(a)                         197      4,994
----------------------------------------------------------------
Too Inc.(a)                                        56      2,150
================================================================
                                                           8,525
================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.46%

Phillips-Van Heusen Corp.                         116      4,427
================================================================

COAL & CONSUMABLE FUELS-0.58%

Peabody Energy Corp.                               99      5,519
================================================================

COMMODITY CHEMICALS-0.99%

Lyondell Chemical Co.                             304      6,888
----------------------------------------------------------------
Westlake Chemical Corp.                            86      2,563
================================================================
                                                           9,451
================================================================

COMMUNICATIONS EQUIPMENT-1.65%

Cisco Systems, Inc.(a)                            149      2,910
----------------------------------------------------------------
Corning Inc.(a)                                   102      2,467
----------------------------------------------------------------
QUALCOMM Inc.                                     259     10,378
================================================================
                                                          15,755
================================================================

COMPUTER HARDWARE-3.24%

Hewlett-Packard Co.                               644     20,402
----------------------------------------------------------------
International Business Machines Corp.             136     10,447
================================================================
                                                          30,849
================================================================

COMPUTER STORAGE & PERIPHERALS-0.65%

Brocade Communications Systems, Inc.(a)           490      3,009
----------------------------------------------------------------
Komag, Inc.(a)                                     68      3,140
================================================================
                                                           6,149
================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.74%

Cummins Inc.                                      136     16,626
================================================================

                                               SHARES    VALUE
----------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-1.09%

Global Payments Inc.                               63   $  3,059
----------------------------------------------------------------
Paychex, Inc.                                     188      7,328
================================================================
                                                          10,387
================================================================

DEPARTMENT STORES-0.40%

Kohl's Corp.(a)                                    64      3,784
================================================================

DIVERSIFIED CHEMICALS-3.42%

Ashland Inc.                                      240     16,008
----------------------------------------------------------------
Dow Chemical Co. (The)                             86      3,357
----------------------------------------------------------------
Eastman Chemical Co.                              245     13,230
================================================================
                                                          32,595
================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.24%

Corporate Executive Board Co. (The)                57      5,711
----------------------------------------------------------------
West Corp.(a)                                     127      6,085
================================================================
                                                          11,796
================================================================

ELECTRIC UTILITIES-0.98%

Allegheny Energy, Inc.(a)                          86      3,188
----------------------------------------------------------------
FirstEnergy Corp.                                 114      6,180
================================================================
                                                           9,368
================================================================

GAS UTILITIES-0.46%

Questar Corp.                                      55      4,427
================================================================

GENERAL MERCHANDISE STORES-0.37%

Conn's, Inc.(a)                                   134      3,558
================================================================

HEALTH CARE TECHNOLOGY-0.37%

IMS Health Inc.                                   133      3,571
================================================================

HOME IMPROVEMENT RETAIL-0.31%

Lowe's Cos., Inc.                                  49      2,973
================================================================

HOMEBUILDING-0.23%

Centex Corp.                                       43      2,163
================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.80%

TXU Corp.                                         127      7,593
================================================================

INDUSTRIAL CONGLOMERATES-1.51%

3M Co.                                            178     14,377
================================================================

                          AIM V.I. GLOBAL EQUITY FUND

                                               SHARES    VALUE
----------------------------------------------------------------

INDUSTRIAL MACHINERY-1.37%

Eaton Corp.                                       173   $ 13,044
================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.92%

Verizon Communications Inc.                       545     18,252
================================================================

INVESTMENT BANKING & BROKERAGE-0.25%

Lehman Brothers Holdings Inc.                      36      2,345
================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-2.81%

Energy Select Sector Standard & Poor's
  Depositary Receipts Fund                         65      3,687
----------------------------------------------------------------
iShares Morgan Stanley Capital International
  Japan Index Fund                                510      6,956
----------------------------------------------------------------
iShares Morgan Stanley Capital International
  Taiwan Index Fund                             1,258     16,103
================================================================
                                                          26,746
================================================================

IT CONSULTING & OTHER SERVICES-0.81%

Accenture Ltd.-Class A                            273      7,731
================================================================

LEISURE PRODUCTS-0.27%

JAKKS Pacific, Inc.(a)                            129      2,592
================================================================

LIFE & HEALTH INSURANCE-1.75%

Prudential Financial, Inc.                        214     16,628
================================================================

LIFE SCIENCES TOOLS & SERVICES-0.45%

Applera Corp.-Applied Biosystems Group            133      4,303
================================================================

MANAGED HEALTH CARE-2.30%

Aetna Inc.                                         93      3,713
----------------------------------------------------------------
Humana Inc.(a)                                     68      3,652
----------------------------------------------------------------
UnitedHealth Group Inc.                           325     14,554
================================================================
                                                          21,919
================================================================

MARINE-1.00%

Overseas Shipholding Group, Inc.                  161      9,523
================================================================

MULTI-UTILITIES-0.25%

MDU Resources Group, Inc.                          64      2,343
================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.18%

Apache Corp.                                       79      5,392
----------------------------------------------------------------
GMX Resources Inc.(a)                             100      3,092
----------------------------------------------------------------
Parallel Petroleum Corp.(a)                       112      2,767
================================================================
                                                          11,251
================================================================

                                               SHARES    VALUE
----------------------------------------------------------------

OIL & GAS STORAGE & TRANSPORTATION-1.40%

Energy Transfer Partners, L.P.                    238   $ 10,627
----------------------------------------------------------------
Suburban Propane Partners, L.P.                    87      2,742
================================================================
                                                          13,369
================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.36%

Bank of America Corp.                              44      2,116
----------------------------------------------------------------
JPMorgan Chase & Co.                              258     10,836
================================================================
                                                          12,952
================================================================

PHARMACEUTICALS-0.19%

Merck & Co. Inc.                                   50      1,822
================================================================

PUBLISHING-1.20%

McGraw-Hill Cos., Inc. (The)                      228     11,452
================================================================

RAILROADS-0.16%

Burlington Northern Santa Fe Corp.                 19      1,506
================================================================

RESTAURANTS-0.30%

Starbucks Corp.(a)                                 76      2,870
================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

Lam Research Corp.(a)                             115      5,361
================================================================

SEMICONDUCTORS-0.71%

Intel Corp.                                       188      3,562
----------------------------------------------------------------
Texas Instruments Inc.                            106      3,211
================================================================
                                                           6,773
================================================================

SPECIALIZED CONSUMER SERVICES-0.23%

Jackson Hewitt Tax Service Inc.                    70      2,195
================================================================

SPECIALIZED FINANCE-2.66%

Chicago Mercantile Exchange Holdings Inc.           6      2,947
----------------------------------------------------------------
CIT Group, Inc.                                    44      2,301
----------------------------------------------------------------
Moody's Corp.                                     369     20,095
================================================================
                                                          25,343
================================================================

STEEL-0.64%

Commercial Metals Co.                             122      3,135
----------------------------------------------------------------
Nucor Corp.                                        54      2,930
================================================================
                                                           6,065
================================================================

THRIFTS & MORTGAGE FINANCE-0.97%

Corus Bankshares, Inc.                            158      4,137
----------------------------------------------------------------
Downey Financial Corp.                             38      2,578
----------------------------------------------------------------
Fremont General Corp.                             138      2,561
================================================================
                                                           9,276
================================================================

                          AIM V.I. GLOBAL EQUITY FUND

                                               SHARES    VALUE
----------------------------------------------------------------

TOBACCO-1.11%

Reynolds American Inc.                             92   $ 10,608
================================================================
    Total Domestic Common Stocks & Other
    Equity Interests (Cost $475,625)                     464,713
================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-47.64%

AUSTRALIA-1.73%

Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(b)                          426      8,438
----------------------------------------------------------------
Commonwealth Bank of Australia (Diversified
  Banks)(b)                                       244      8,043
================================================================
                                                          16,481
================================================================

BELGIUM-0.70%

GIMV N.V. (Multi-Sector Holdings)(b)               48      2,790
----------------------------------------------------------------
Option N.V. (Communications Equipment)(a)(b)      162      3,875
================================================================
                                                           6,665
================================================================

CANADA-5.73%

Aur Resources Inc. (Diversified Metals &
  Mining)                                         600      9,567
----------------------------------------------------------------
Canadian National Railway Co. (Railroads)         300     13,104
----------------------------------------------------------------
Galleon Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                  150      2,913
----------------------------------------------------------------
Husky Energy Inc. (Integrated Oil & Gas)          100      6,276
----------------------------------------------------------------
MacDonald, Dettwiler and Associates Ltd.
  (Application Software)(a)                       100      4,116
----------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      100      3,169
----------------------------------------------------------------
Petrobank Energy and Resources Ltd. (Oil &
  Gas Exploration & Production)(a)                200      2,727
----------------------------------------------------------------
Rothmans, Inc. (Tobacco)                          300      5,241
----------------------------------------------------------------
Russel Metals Inc. (Trading Companies &
  Distributors)                                   200      4,640
----------------------------------------------------------------
Shaw Communications, Inc.-Class B
  (Broadcasting & Cable TV)                       100      2,826
================================================================
                                                          54,579
================================================================

DENMARK-1.91%

Danske Bank A.S. (Diversified Banks)(b)           200      7,598
----------------------------------------------------------------
Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(b)                             50      3,181
----------------------------------------------------------------
William Demant Holdings A.S. (Health Care
  Equipment)(a)                                   100      7,478
================================================================
                                                          18,257
================================================================

FINLAND-0.64%

Nokia Oyj (Communications Equipment)(b)           300      6,071
================================================================

FRANCE-9.91%

Assurances Generales de France (Multi-Line
  Insurance)                                      169     19,944
----------------------------------------------------------------
Axa (Multi-Line Insurance)                        256      8,403
----------------------------------------------------------------
BNP Paribas (Diversified Banks)(b)                 15      1,434
----------------------------------------------------------------
Christian Dior S.A. (Apparel, Accessories &
  Luxury Goods)(b)                                 11      1,077
----------------------------------------------------------------

                                               SHARES    VALUE
----------------------------------------------------------------
FRANCE-(CONTINUED)

Credit Agricole S.A. (Diversified Banks)(b)       154   $  5,850
----------------------------------------------------------------
Essilor International S.A. (Health Care
  Supplies)(b)                                     70      7,040
----------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.
  (Apparel, Accessories & Luxury Goods)           135     13,401
----------------------------------------------------------------
PagesJaunes S.A. (Publishing)                     622     19,534
----------------------------------------------------------------
Societe Generale (Diversified Banks)              121     17,801
================================================================
                                                          94,484
================================================================

GERMANY-1.73%

Deutsche Bank A.G. (Diversified Capital
  Markets)                                         16      1,801
----------------------------------------------------------------
Norddeutsche Affinerie A.G. (Diversified
  Metals & Mining)                                153      3,746
----------------------------------------------------------------
ThyssenKrupp A.G. (Steel)                         164      5,617
----------------------------------------------------------------
Wincor Nixdorf A.G. (Computer Hardware)            42      5,370
================================================================
                                                          16,534
================================================================

GREECE-0.91%

OPAP S.A. (Casinos & Gaming)(b)                   240      8,690
================================================================

JAPAN-9.87%

Chubu Electric Power Co., Inc. (Electric
  Utilities)(b)                                   600     16,190
----------------------------------------------------------------
Chugoku Electric Power Co., Inc. (Electric
  Utilities)(b)                                   300      6,341
----------------------------------------------------------------
Daiwa Securities Group Inc. (Investment
  Banking & Brokerage)(b)                       1,000     12,000
----------------------------------------------------------------
Japan General Estate Co., Ltd. (The)
  (Homebuilding)                                  100      2,058
----------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(b)                                   800     18,622
----------------------------------------------------------------
Marusan Securities Co., Ltd. (Investment
  Banking & Brokerage)(b)                         100      1,517
----------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking &
  Brokerage)(b)                                   500      6,435
----------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                      400      7,498
----------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(b)                                      2      2,934
----------------------------------------------------------------
Tamron Co., Ltd. (Photographic Products)(b)       100      1,667
----------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The)
  (Electric Utilities)(b)                         600     16,549
----------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel)(b)                 100      2,248
================================================================
                                                          94,059
================================================================

NETHERLANDS-2.09%

ING Groep N.V. (Other Diversified Financial
  Services)(b)                                    508     19,936
================================================================

NORWAY-1.72%

DNB NOR A.S.A. (Diversified Banks)(b)             400      4,960
----------------------------------------------------------------
Norsk Hydro A.S.A. (Oil & Gas Exploration &
  Production)(b)                                  430     11,466
================================================================
                                                          16,426
================================================================

PORTUGAL-0.45%

Semapa-Sociedade de Investimento e Gestao,
  SGPS, S.A. (Construction Materials)             403      4,253
================================================================

                          AIM V.I. GLOBAL EQUITY FUND

                                               SHARES    VALUE
----------------------------------------------------------------

SPAIN-0.65%

Gestevision Telecinco S.A. (Broadcasting &
  Cable TV)(b)                                    147   $  3,521
----------------------------------------------------------------
Telefonica Publicidad e Informacion, S.A.
  (Publishing)                                    243      2,633
================================================================
                                                           6,154
================================================================

SWEDEN-1.49%

Industrivarden A.B.-Class C (Multi-Sector
  Holdings)(b)                                    400     10,511
----------------------------------------------------------------
Investor A.B.-Class A (Multi-Sector
  Holdings)(b)                                    200      3,648
================================================================
                                                          14,159
================================================================

SWITZERLAND-0.12%

Novartis A.G. (Pharmaceuticals)                    21      1,137
================================================================

UNITED KINGDOM-7.99%

AstraZeneca PLC (Pharmaceuticals)(b)              213     12,775
----------------------------------------------------------------

                                               SHARES    VALUE
----------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Aviva PLC (Multi-Line Insurance)(b)               372   $  5,258
----------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)             294      8,215
----------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)(b)                                 5,167     12,236
----------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)          702      6,900
----------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(b)     390     14,544
----------------------------------------------------------------
Tesco PLC (Food Retail)(b)                      2,623     16,186
================================================================
                                                          76,114
================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $470,775)                          453,999
================================================================
TOTAL INVESTMENTS-96.40% (Cost $946,400)                 918,712
================================================================
OTHER ASSETS LESS LIABILITIES-3.60%                       34,345
================================================================
NET ASSETS-100.00%                                       953,057
________________________________________________________________
================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $263,631, which represented 27.66% of the Fund's Net Assets. See Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                          AIM V.I. GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $946,400)             $  918,712
------------------------------------------------------------
Foreign currencies, at value (cost $260)                 261
------------------------------------------------------------
Cash                                                  34,931
------------------------------------------------------------
Receivables for:
  Investments sold                                       144
------------------------------------------------------------
  Dividends                                              956
------------------------------------------------------------
  Fund expenses absorbed                              14,902
------------------------------------------------------------
Other assets                                             469
============================================================
    Total assets                                     970,375
____________________________________________________________
============================================================

LIABILITIES:

Accrued administrative services fees                     397
------------------------------------------------------------
Accrued distribution fees-Series II                      199
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               355
------------------------------------------------------------
Accrued transfer agent fees                               30
------------------------------------------------------------
Accrued operating expenses                            16,337
============================================================
    Total liabilities                                 17,318
============================================================
Net assets applicable to shares outstanding       $  953,057
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $1,000,020
------------------------------------------------------------
Undistributed net investment income                    3,564
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies       (22,837)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign currencies       (27,690)
============================================================
                                                  $  953,057
____________________________________________________________
============================================================

NET ASSETS:

Series I                                          $  476,628
____________________________________________________________
============================================================
Series II                                         $  476,429
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                              50,001
____________________________________________________________
============================================================
Series II                                             50,001
____________________________________________________________
============================================================
Series I:
  Net asset value per share                       $     9.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                       $     9.53
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $471)                                            $  4,818
-----------------------------------------------------------
Interest                                                693
===========================================================
    Total investment income                           5,511
===========================================================

EXPENSES:

Advisory fees                                         1,270
-----------------------------------------------------------
Administrative services fees                          8,753
-----------------------------------------------------------
Custodian fees                                        1,000
-----------------------------------------------------------
Distribution fees-Series II                             198
-----------------------------------------------------------
Transfer agent fees                                      38
-----------------------------------------------------------
Trustees' and officer's fees and benefits             3,060
-----------------------------------------------------------
Reports to shareholders                               6,667
-----------------------------------------------------------
Professional services fees                           13,845
-----------------------------------------------------------
Other                                                   617
===========================================================
    Total expenses                                   35,448
===========================================================
Less: Fees waived and expenses reimbursed           (33,501)
===========================================================
    Net expenses                                      1,947
===========================================================
Net investment income                                 3,564
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities                             (20,693)
-----------------------------------------------------------
  Foreign currencies                                 (2,144)
===========================================================
                                                    (22,837)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (27,688)
-----------------------------------------------------------
  Foreign currencies                                     (2)
===========================================================
                                                    (27,690)
===========================================================
Net gain (loss) from investment securities and
  foreign currencies                                (50,527)
===========================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(46,963)
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                          AIM V.I. GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $    3,564
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                             (22,837)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                   (27,690)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                    (46,963)
==========================================================================
Share transactions-net:
  Series I                                                         500,010
--------------------------------------------------------------------------
  Series II                                                        500,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                1,000,020
==========================================================================
    Net increase in net assets                                     953,057
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $3,564)                                           $  953,057
__________________________________________________________________________
==========================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on May 1, 2006.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by

                          AIM V.I. GLOBAL EQUITY FUND
an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of

                          AIM V.I. GLOBAL EQUITY FUND
     operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.10% and Series II shares to 1.35% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the period May 1, 2006 (date operations commenced) to June 30, 2006, AIM waived fees of $1,270 and reimbursed expenses of $32,231.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts;

                          AIM V.I. GLOBAL EQUITY FUND
the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the period May 1, 2006 (date operations commenced) to June 30, 2006, AIM was paid $8,356 for accounting and fund administrative services and reimbursed $397 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the period May 1, 2006 (date operations commenced) to June 30, 2006, the Fund paid AIS $38.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the period May 1, 2006 (date operations commenced) to June 30, 2006, the Series II shares paid $198.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period May 1, 2006 (date operations commenced) to June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

                          AIM V.I. GLOBAL EQUITY FUND

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period May 1, 2006 (date operations commenced) to June 30, 2006 was $1,213,292 and $246,055, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 17,495
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (45,183)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(27,688)
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 7--SHARE INFORMATION

                                CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------
                                                                FOR THE PERIOD MAY 1, 2006
                                                                (DATE OPERATIONS COMMENCED)
                                                                   THROUGH JUNE 30, 2006
                                                              -------------------------------
                                                              SHARES(A)              AMOUNT
---------------------------------------------------------------------------------------------
Sold:
  Series I                                                      50,001             $  500,010
---------------------------------------------------------------------------------------------
  Series II                                                     50,001                500,010
=============================================================================================
                                                               100,002             $1,000,020
_____________________________________________________________________________________________
=============================================================================================

(a)  100% of the outstanding shares of the Fund are owned by AIM.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  SERIES I              SERIES II
                                                              ----------------       ----------------
                                                                MAY 1, 2006            MAY 1, 2006
                                                              (DATE OPERATIONS       (DATE OPERATIONS
                                                               COMMENCED) TO          COMMENCED) TO
                                                                  JUNE 30,               JUNE 30,
                                                                    2006                   2006
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.04                   0.03
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.51)                 (0.50)
=====================================================================================================
    Total from investment operations                                (0.47)                 (0.47)
=====================================================================================================
Net asset value, end of period                                     $ 9.53                 $ 9.53
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                                     (4.70)%                (4.70)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  477                 $  476
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.10%(b)               1.35%(b)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 22.20%(b)              22.45%(b)
=====================================================================================================
Ratio of net investment income to average net assets                 2.37%(b)               2.12%(b)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(c)                                             31%                    31%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $475,179 and $475,081 for Series I and Series II shares, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                          AIM V.I. GLOBAL EQUITY FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                          AIM V.I. GLOBAL EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                          AIM V.I. GLOBAL EQUITY FUND

                                                AIM V.I. GLOBAL HEALTH CARE FUND
                               Semiannual Report to Shareholders o June 30, 2006

                          AIM V.I. GLOBAL HEALTH CARE FUND seeks capital growth.

          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. GLOBAL HEALTH CARE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                the long-term commercial potential of
                                                                                           each company's current and prospective
======================================================================================     products, especially products that fill
PERFORMANCE SUMMARY                                                                        otherwise unfilled market segments.
                                             =========================================
The six-month period ended June 30,          FUND VS. INDEXES                                 We seek to manage risk by generally:
2006, was a difficult one for health care
stocks. For the period, AIM V.I. Global      CUMULATIVE TOTAL RETURNS                      o Limiting investments in a single stock.
Health Care Fund, excluding variable         12/31/05-6/30/06, EXCLUDING VARIABLE
product issuer charges, fared better than    PRODUCT ISSUER CHARGES. IF VARIABLE           o Diversifying across industries.
its peer group index but trailed its         PRODUCT ISSUER CHARGES WERE INCLUDED,
broad market and style-specific indexes.     RETURNS WOULD BE LOWER.                       o Monitoring political trends that could
The Fund underperformed the MSCI World                                                     negatively affect a specific industry.
Index because the health care sector was     Series I Shares                   -1.76%
one of the weakest-performing sectors of                                                   We may sell a holding when:
the market. The Fund underperformed the      Series II Shares                  -1.87
MSCI World Health Care Index due                                                           o We identify a more attractive
primarily to stock selection and an          MSCI World Index                              investment opportunity.
overweight position in biotechnology         (Broad Market Index)(1)            6.06
stocks and an underweight position in                                                      o We see a deterioration of a company's
pharmaceutical stocks relative to the        Standard & Poor's Composite Index             fundamentals.
index.                                       of 500 Stocks (S&P 500 Index)
                                             (Former Broad Market Index)(1)     2.71       o A company fails to capitalize on a
   Your Fund's long-term performance                                                       market opportunity.
appears on page 4.                           MSCI World Health Care Index
                                             (Style-Specific Index)(2)          2.09       o A change in management occurs.

                                             Goldman Sachs Health Care Index               o A stock's price target has been met.
                                             (Former Style-Specific Index)(2)  -4.67
                                                                                           MARKET CONDITIONS AND YOUR FUND
                                             Lipper Health/Biotechnology
                                             Fund Index (Peer Group Index)     -3.05       During the first four months of 2006,
                                                                                           equity markets generated positive
                                             SOURCE: LIPPER INC., BLOOMBERG L.P.           returns. However, over the last two
                                             =========================================     months of the reporting period, the
                                                                                           equity markets retreated as investors
(1) The Fund has elected to use the MSCI World Index as its broad-based index              were concerned about persistently high
instead of the S&P 500 Index as it better represents the global investments of             energy prices and rising interest rates
the Fund.                                                                                  and the potential impact of both on
                                                                                           economic growth and inflation. During the
(2) The Fund has elected to use the MSCI World Health Care Index as its                    reporting period, the U.S. Federal
style-specific index instead of the Goldman Sachs Health Care Index as it better           Reserve Board (the Fed) continued its
represents the global investments of the Fund.                                             tightening policy, raising the key
                                                                                           federal funds target rate to 5.25%.
======================================================================================
                                                                                              Against this backdrop, energy and
HOW WE INVEST                                   We typically invest in four broad          telecommunication services were the
                                             segments of the health care sector:           best-performing sectors of the MSCI World
We seek health care stocks of all market     pharmaceuticals, biotechnology, medical       Index. The health
capitalizations from around the world        technology and health services. We look
that we believe are attractively priced      for companies that are financially
and have the potential to benefit from       healthy and, in our opinion, likely to
long-term earnings and cash flow growth.     sustain their profitability. We assess

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By country                                    1. Pharmaceuticals                 33.4%      1. Roche Holding A.G. (Switzerland) 6.5%

United States                       74.4%     2. Biotechnology                   20.7       2. Novartis A.G.-ADR (Switzerland)  4.2

Switzerland                         10.6      3. Health Care Equipment           12.3       3. Amgen Inc.                       3.9

France                               3.7      4. Managed Health Care              9.4       4. Johnson & Johnson                3.4

United Kingdom                       2.2      5. Health Care Services             7.0       5. Genzyme Corp.                    3.1

Countries each less than                                                                    6. UnitedHealth Group Inc.          2.9
2.0% of portfolio                    4.7
                                             TOTAL NET ASSETS          $250.5 MILLION       7. Medco Health Solutions, Inc.     2.8
Money Market Funds                           TOTAL NUMBER OF HOLDINGS*             89
Plus Other Assets Less Liabilities   4.4                                                    8. Gilead Sciences, Inc.            2.7

                                                                                            9. Wyeth                            2.5

                                                                                           10. Biogen Idec Inc.                 2.1


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
=========================================    =========================================     =========================================

AIM V.I. GLOBAL HEALTH CARE FUND


care sector was one of the weakest           backdating of stock options. Our position                      DEREK M. TANER,
sectors of the broad market as small-cap     in AMGEN, a biotechnology company engaged                      Chartered Financial
biotechnology and health care information    in the discovery, development and launch          [TANER       Analyst, portfolio
technology stocks struggled. Within the      of human therapeutics based on advanced           PHOTO]       manager, is manager of
health care sector, pharmaceutical stocks    in cellular and molecular technology,                          AIM V.I. Global Health
fared better than biotechnology stocks.      also detracted from performance. The          Care Fund. Mr. Taner began his investment
Relative to the style-specific index, our    stock declined on initial news of             career in 1993 with another employer,
overweight position in biotechnology         competition for Amgen's bestselling           where he worked as a fixed income
stocks and underweight position in           product, Aranesp--Registered                  analyst, assistant portfolio manager and
pharmaceutical stocks, which composed        Trademark--.                                  manager of a health care fund. Mr. Taner
more than 60% of the index, detracted                                                      joined AIM in 2005. He earned a B.S. in
from performance. On the other hand, the        During the period, we added BOSTON         accounting and an M.B.A. from the Haas
Fund's positions in pharmaceuticals and      SCIENTIFIC as we saw an opportunity for       School of Business at the University of
life and science tools and services          long-term synergies with the pending          California at Berkeley.
stocks were positive contributors.           acquisition of medical-device rival
                                             Guidant. We sold our position in              Assisted by the Global Health Care Team
Stocks that enhanced Fund performance        LIFEPOINT HOSPITALS, an operator of
included SHIRE PLC, a specialty              non-urban hospitals in the U.S., as we
pharmaceutical company focused in areas      saw integration issues involving its 2004
of central nervous system,                   acquisition of Province Healthcare.
gastrointestinal and human genetic
therapies. The stock rose on recent news        We maintained our foreign exposure
about a rival pharmaceutical company         with moderate weightings in Japan, France
failing to make FDA approval on ADHD         and Switzerland. We reduced our Japanese
medication. The stock also rose in           holdings due to profit-taking and bought
anticipation of a patent settlement for      certain U.S. stocks as we identified
its largest product, Adderall XR             attractive buying opportunities in the
--Registered Trademark--.                    region.

             We continued to                    We continued to balance growth with
           balance growth with               valuation. We believed our best
                valuation                    opportunities were in health care
                                             equipment, services and biotechnology, as
   IPSEN, a manufacturer of medical drugs    well as in the undervalued companies in
for targeted disease areas of oncology,      the U.S.
endocrinology and neuromuscular
disorders, was another strong contributor    IN CLOSING
to performance during the period. Shares
of the stock appreciated from an initial     During the period, we positioned the Fund
public offering in December 2005. There      in anticipation of the impact of the
were also positive developments in the       Medicare Modernization Act.
quarter related to growing interest in
Ipsen's product pipeline.                       As always, we thank you for your
                                             continued investment in AIM V.I. Global
   On the other hand, UNITEDHEALTH GROUP,    Health Care Fund.
a U.S. health care insurer, detracted
from performance. Although this stock was    THE VIEWS AND OPINIONS EXPRESSED IN
acquired through takeover of an original     MANAGEMENT'S DISCUSSION OF FUND
holding, PacifiCare Health Systems, the      PERFORMANCE ARE THOSE OF A I M ADVISORS,
company fundamentals have not changed. We    INC. THESE VIEWS AND OPINIONS ARE SUBJECT
believed UnitedHealth Group was poised       TO CHANGE AT ANY TIME BASED ON FACTORS
for future growth. Although the company      SUCH AS MARKET AND ECONOMIC CONDITIONS.
continued to meet or exceed analysts'        THESE VIEWS AND OPINIONS MAY NOT BE
earnings estimates, its share price fell     RELIED UPON AS INVESTMENT ADVICE OR
due primarily to the                         RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
                                             SECURITY OR THE FUND. STATEMENTS OF FACT
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT
                                             A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR               [RIGHT ARROW GRAPHIC]
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE OF     FOR A DISCUSSION OF THE RISKS OF
                                             FUTURE RESULTS, THESE INSIGHTS MAY HELP       INVESTING IN YOUR FUND, INDEXES USED IN
                                             YOU UNDERSTAND OUR INVESTMENT MANAGEMENT      THIS REPORT AND YOUR FUND'S LONG-TERM
                                             PHILOSOPHY.                                   PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. GLOBAL HEALTH CARE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 MANCE OF THE FUND'S SERIES I AND SERIES       VARIABLE PRODUCTS. YOU CANNOT PURCHASE
                                             II SHARE CLASSES WILL DIFFER PRIMARILY        SHARES OF THE FUND DIRECTLY. PERFORMANCE
As of 6/30/06                                DUE TO DIFFERENT CLASS EXPENSES.              FIGURES GIVEN REPRESENT THE FUND AND ARE
                                                                                           NOT INTENDED TO REFLECT ACTUAL VARIABLE
SERIES I SHARES                                 THE PERFORMANCE DATA QUOTED REPRESENT      PRODUCT VALUES. THEY DO NOT REFLECT SALES
Inception (5/21/97)                 8.38%    PAST PERFORMANCE AND CANNOT GUARANTEE         CHARGES, EXPENSES AND FEES ASSESSED IN
 5 Years                            1.89     COMPARABLE FUTURE RESULTS; CURRENT            CONNECTION WITH A VARIABLE PRODUCT. SALES
 1 Year                             7.49     PERFORMANCE MAY BE LOWER OR HIGHER.           CHARGES, EXPENSES AND FEES, WHICH ARE
                                             PLEASE CONTACT YOUR VARIABLE PRODUCT          DETERMINED BY THE VARIABLE PRODUCT
SERIES II SHARES                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST      ISSUERS, WILL VARY AND WILL LOWER THE
Inception                           8.11%    RECENT MONTH-END VARIABLE PRODUCT             TOTAL RETURN.
 5 Years                            1.63     PERFORMANCE. PERFORMANCE FIGURES REFLECT
 1 Year                             7.25     FUND EXPENSES, REINVESTED DISTRIBUTIONS          PER NASD REQUIREMENTS, THE MOST RECENT
=========================================    AND CHANGES IN NET ASSET VALUE.               MONTH-END PERFORMANCE DATA AT THE FUND
                                             INVESTMENT RETURN AND PRINCIPAL VALUE         LEVEL, EXCLUDING VARIABLE PRODUCT
SERIES II SHARES' INCEPTION DATE IS APRIL    WILL FLUCTUATE SO THAT YOU MAY HAVE A         CHARGES, IS AVAILABLE ON THIS AIM
30, 2004. RETURNS SINCE THAT DATE ARE        GAIN OR LOSS WHEN YOU SELL SHARES.            AUTOMATED INFORMATION LINE, 866-702-4402.
HISTORICAL. ALL OTHER RETURNS ARE THE                                                      AS MENTIONED ABOVE, FOR THE MOST RECENT
BLENDED RETURNS OF THE HISTORICAL               AIM V.I. GLOBAL HEALTH CARE FUND, A        MONTH-END PERFORMANCE INCLUDING VARIABLE
PERFORMANCE OF SERIES II SHARES, SINCE       SERIES PORTFOLIO OF AIM VARIABLE              PRODUCT CHARGES, PLEASE CONTACT YOUR
THEIR INCEPTION AND THE RESTATED             INSURANCE FUNDS, IS CURRENTLY OFFERED         VARIABLE PRODUCT ISSUER OR FINANCIAL
HISTORICAL PERFORMANCE OF SERIES I SHARES    THROUGH INSURANCE COMPANIES ISSUING           ADVISOR.
(FOR PERIODS PRIOR TO INCEPTION OF SERIES
II SHARES) ADJUSTED TO REFLECT THE RULE
12b-1 FEES APPLICABLE TO SERIES II
SHARES. THE INCEPTION DATE OF SERIES I
SHARES IS MAY 21, 1997. THE PERFOR-


PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

Investing in a single-sector or              The unmanaged MSCI WORLD INDEX is a group     The returns shown in management's
single-region mutual fund involves           of global securities tracked by Morgan        discussion of Fund performance are based
greater risk and potential reward than       Stanley Capital International.                on net asset values calculated for
investing in a more diversified fund.                                                      shareholder transactions. Generally
                                                The unmanaged STANDARD & POOR'S            accepted accounting principles require
   Investing in smaller companies            COMPOSITE INDEX OF 500 STOCKS (the S&P        adjustments to be made to the net assets
involves greater risk than investing in      500--Registered Trademark-- Index) is an      of the Fund at period end for financial
more established companies, such as          index of common stocks frequently used as     reporting purposes, and as such, the net
business risk, significant stock price       a general measure of U.S. stock market        asset values for shareholder transactions
fluctuations and illiquidity.                performance.                                  and the returns based on those net asset
                                                                                           values may differ from the net asset
   The Fund may invest up to 25% of its         The MSCI WORLD HEALTH CARE INDEX, a        values and returns reported in the
assets in the securities of non-U.S.         subset of the MSCI World Index, includes      Financial Highlights. Additionally, the
issuers. Securities of Canadian issuers      health care securities from developed         returns and net asset values shown
and American Depositary Receipts are not     countries. The unmanaged MSCI World Index     throughout this report are at the Fund
subject to this 25% limitation.              tracks the performance of approximately       level only and do not include variable
International investing presents risks       50 countries covered by Morgan Stanley        product issuer charges. If such charges
not associated with investing solely in      Capital International that are considered     were included, the total returns would be
the United States. These include risks       developed markets.                            lower.
relating to the fluctuation in the value
of the U.S. dollar relative to the values       The GOLDMAN SACHS HEALTH CARE INDEX is        Industry classifications used in this
of the currencies, the custody               a modified capitalization-weighted index      report are generally according to the
arrangements made for the Fund's foreign     designed as a benchmark for U.S. traded       Global Industry Classification Standard,
holdings, differences in accounting,         securities in the health care sector. The     which was developed by and is the
political risks and the lesser degree of     index includes companies in the following     exclusive property and a service mark of
public information required to be            categories: providers of health care          Morgan Stanley Capital International Inc.
provided by non-U.S. companies.              related services, researchers,                and Standard & Poor's.
                                             manufacturers, and distributors of
   Portfolio turnover is greater than        pharmaceuticals, drugs and related
that of most funds, which may affect         sciences, and medical supplies,
performance.                                 instruments and products.

                                                The unmanaged LIPPER HEALTH/
                                             BIOTECHNOLOGY FUND INDEX represents an
                                             average of the 30 largest health and
                                             biotechnology funds tracked by Lipper
                                             Inc., an independent mutual fund
                                             performance monitor.

                                                The Fund is not managed to track the
                                             performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the Fund
                                             may deviate significantly from the
                                             performance of the indexes.

                                                A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
                                             index results include reinvested
                                             dividends, and they do not reflect sales
                                             charges. Performance of an index of funds
                                             reflects fund expenses; performance of a
                                             market index does not.

AIM V.I. GLOBAL HEALTH CARE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                               year before expenses, which is not the
                                                                                           Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information          cumulative total returns at net asset
ongoing costs, including management fees;    about actual account values and actual        value after expenses for the six months
distribution and/or service fees (12b-1);    expenses. You may use the information in      ended June 30, 2006, appear in the table
and other Fund expenses. This example is     this table, together with the amount you      "Fund vs. Indexes" on page 2.
intended to help you understand your         invested, to estimate the expenses that
ongoing costs (in dollars) of investing      you paid over the period. Simply divide          THE HYPOTHETICAL ACCOUNT VALUES AND
in the Fund and to compare these costs       your account value by $1,000 (for             EXPENSES MAY NOT BE USED TO ESTIMATE THE
with ongoing costs of investing in other     example, an $8,600 account value divided      ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the           YOU PAID FOR THE PERIOD. YOU MAY USE THIS
investment of $1,000 invested at the         result by the number in the table under       INFORMATION TO COMPARE THE ONGOING COSTS
beginning of the period and held for the     the heading entitled "Actual Expenses         OF INVESTING IN THE FUND AND OTHER FUNDS.
entire period January 1, 2006, through       Paid During Period" to estimate the           TO DO SO, COMPARE THIS 5% HYPOTHETICAL
June 30, 2006.                               expenses you paid on your account during      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
                                             this period.                                  THAT APPEAR IN THE SHAREHOLDER REPORTS OF
   The actual and hypothetical expenses                                                    THE OTHER FUNDS.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON
the effect of any fees or other expenses     PURPOSES                                         Please note that the expenses shown in
assessed in connection with a variable                                                     the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides information     ongoing costs. Therefore, the
would be higher while the ending account     about hypothetical account values and         hypothetical information is useful in
values shown would be lower.                 hypothetical expenses based on the Fund's     comparing ongoing costs, and will not
                                             actual expense ratio and an assumed rate      help you determine the relative total
                                             of return of 5% per                           costs of owning different funds.

====================================================================================================================================

                                                    ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING             ENDING             EXPENSES         ENDING            EXPENSES          ANNUALIZED
  SHARE            ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE       PAID DURING         EXPENSE
  CLASS              (1/1/06)          (6/30/06)(1)          PERIOD(2)       (6/30/06)          PERIOD(2)           RATIO
Series I            $1,000.00             $982.40             $5.46          $1,019.29            $5.56             1.11%
Series II            1,000.00              981.30              6.68           1,018.05             6.80             1.36

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. GLOBAL HEALTH CARE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        on such review, the Board concluded that      under-performance. Based on this review
Insurance Funds (the "Board") oversees       the range of services to be provided by       and after taking account of all of the
the management of AIM V.I. Global Health     AIM under the Advisory Agreement was          other factors that the Board considered
Care Fund (the "Fund") and, as required      appropriate and that AIM currently is         in determining whether to continue the
by law, determines annually whether to       providing services in accordance with the     Advisory Agreement for the Fund, the
approve the continuance of the Fund's        terms of the Advisory Agreement.              Board concluded that no changes should be
advisory agreement with A I M Advisors,                                                    made to the Fund and that it was not
Inc. ("AIM"). Based upon the                 o The quality of services to be provided      necessary to change the Fund's portfolio
recommendation of the Investments            by AIM. The Board reviewed the                management team at this time. Although
Committee of the Board, at a meeting held    credentials and experience of the             the independent written evaluation of the
on June 27, 2006, the Board, including       officers and employees of AIM who will        Fund's Senior Officer (discussed below)
all of the independent trustees, approved    provide investment advisory services to       only considered Fund performance through
the continuance of the advisory agreement    the Fund. In reviewing the qualifications     the most recent calendar year, the Board
(the "Advisory Agreement") between the       of AIM to provide investment advisory         also reviewed more recent Fund
Fund and AIM for another year, effective     services, the Board considered such           performance, which did not change their
July 1, 2006.                                issues as AIM's portfolio and product         conclusions.
                                             review process, various back office
    The Board considered the factors         support functions provided by AIM and         o Meetings with the Fund's portfolio
discussed below in evaluating the            AIM's equity and fixed income trading         managers and investment personnel. With
fairness and reasonableness of the           operations. Based on the review of these      respect to the Fund, the Board is meeting
Advisory Agreement at the meeting on June    and other factors, the Board concluded        periodically with such Fund's portfolio
27, 2006 and as part of the Board's          that the quality of services to be            managers and/or other investment
ongoing oversight of the Fund. In their      provided by AIM was appropriate and that      personnel and believes that such
deliberations, the Board and the             AIM currently is providing satisfactory       individuals are competent and able to
independent trustees did not identify any    services in accordance with the terms of      continue to carry out their
particular factor that was controlling,      the Advisory Agreement.                       responsibilities under the Advisory
and each trustee attributed different                                                      Agreement.
weights to the various factors.              o The performance of the Fund relative to
                                             comparable funds. The Board reviewed the      o Overall performance of AIM. The Board
    One responsibility of the independent    performance of the Fund during the past       considered the overall performance of AIM
Senior Officer of the Fund is to manage      one and three calendar years against the      in providing investment advisory and
the process by which the Fund's proposed     performance of funds advised by other         portfolio administrative services to the
management fees are negotiated to ensure     advisors with investment strategies           Fund and concluded that such performance
that they are negotiated in a manner         comparable to those of the Fund. The          was satisfactory.
which is at arms' length and reasonable.     Board noted that the Fund's performance
To that end, the Senior Officer must         in such periods was below the median          o Fees relative to those of clients of
either supervise a competitive bidding       performance of such comparable funds. The     AIM with comparable investment
process or prepare an independent written    Board also noted that AIM began serving       strategies. The Board reviewed the
evaluation. The Senior Officer has           as investment advisor to the Fund in          effective advisory fee rate (before
recommended an independent written           April 2004. The Board noted that AIM has      waivers) for the Fund under the Advisory
evaluation in lieu of a competitive          recently made changes to the Fund's           Agreement. The Board noted that this rate
bidding process and, upon the direction      portfolio management team, which need         was (i) above the effective advisory fee
of the Board, has prepared such an           more time to be evaluated before a            rate (before waivers) for one mutual fund
independent written evaluation. Such         conclusion can be made that the changes       advised by AIM with investment strategies
written evaluation also considered           have addressed the Fund's                     comparable to those of the Fund; (ii) the
certain of the factors discussed below.      under-performance. Based on this review       same as the effective advisory fee rates
In addition, as discussed below, the         and after taking account of all of the        (before waivers) for three variable
Senior Officer made a recommendation to      other factors that the Board considered       insurance funds advised by AIM and
the Board in connection with such written    in determining whether to continue the        offered to insurance company separate
evaluation.                                  Advisory Agreement for the Fund, the          accounts with investment strategies
                                             Board concluded that no changes should be     comparable to those of the Fund; and
    The discussion below serves as a         made to the Fund and that it was not          (iii) above the effective sub-advisory
summary of the Senior Officer's              necessary to change the Fund's portfolio      fee rates for two offshore funds advised
independent written evaluation and           management team at this time. Although        and sub-advised by AIM affiliates with
recommendation to the Board in connection    the independent written evaluation of the     investment strategies comparable to those
therewith, as well as a discussion of the    Fund's Senior Officer (discussed below)       of the Fund, although the total advisory
material factors and the conclusions with    only considered Fund performance through      fees for one such offshore fund were
respect thereto that formed the basis for    the most recent calendar year, the Board      above those for the Fund and the total
the Board's approval of the Advisory         also reviewed more recent Fund                advisory fees for the other offshore fund
Agreement. After consideration of all of     performance, which did not change their       were comparable to those for the Fund.
the factors below and based on its           conclusions.                                  The Board noted that AIM has agreed to
informed business judgment, the Board                                                      waive advisory fees of the Fund and to
determined that the Advisory Agreement is    o The performance of the Fund relative to     limit the Fund's total operating
in the best interests of the Fund and its    indices. he Board reviewed the                expenses, as discussed below. Based on
shareholders and that the compensation to    performance of the Fund during the past       this review, the Board concluded that the
AIM under the Advisory Agreement is fair     one, three and five calendar years            advisory fee rate for the Fund under the
and reasonable and would have been           against the performance of the Lipper         Advisory Agreement was fair and
obtained through arm's length                Health/Biotech Fund Index. The Board          reasonable.
negotiations.                                noted that the Fund's performance in such
                                             periods was below the performance of such     o Fees relative to those of comparable
    Unless otherwise stated, information     Index. The Board also noted that AIM          funds with other advisors. The Board
presented below is as of June 27, 2006       began serving as investment advisor to        reviewed the advisory fee rate for the
and does not reflect any changes that may    the Fund in April 2004. The Board noted       Fund under the Advisory Agreement. The
have occurred since June 27, 2006,           that AIM has recently made changes to the     Board compared effective contractual
including but not limited to changes to      Fund's portfolio management team, which       advisory fee rates at a common asset
the Fund's performance, advisory fees,       need more time to be evaluated before a       level at the end of the past calendar
expense limitations and/or fee waivers.      conclusion can be made that the changes       year and noted that the Fund's rate was
                                             have addressed the Fund's                     comparable to the median rate of the
o The nature and extent of the advisory                                                    funds advised by other advisors with
services to be provided by AIM. The Board                                                  investment strategies comparable to those
reviewed the services to be provided by                                                    of the
AIM under the Advisory Agreement. Based

                                                                                                                         (continued)

AIM V.I. GLOBAL HEALTH CARE FUND


Fund that the Board reviewed. The Board      the Fund may be invested in money market      o Benefits of soft dollars to AIM. The
noted that AIM has agreed to waive           funds advised by AIM pursuant to the          Board considered the benefits realized by
advisory fees of the Fund and to limit       terms of an SEC exemptive order. The          AIM as a result of brokerage transactions
the Fund's total operating expenses, as      Board found that the Fund may realize         executed through "soft dollar"
discussed below. Based on this review,       certain benefits upon investing cash          arrangements. Under these arrangements,
the Board concluded that the advisory fee    balances in AIM advised money market          brokerage commissions paid by the Fund
rate for the Fund under the Advisory         funds, including a higher net return,         and/or other funds advised by AIM are
Agreement was fair and reasonable.           increased liquidity, increased                used to pay for research and execution
                                             diversification or decreased transaction      services. This research may be used by
o Expense limitations and fee waivers.       costs. The Board also found that the Fund     AIM in making investment decisions for
The Board noted that AIM has                 will not receive reduced services if it       the Fund. The Board concluded that such
contractually agreed to waive advisory       invests its cash balances in such money       arrangements were appropriate.
fees of the Fund through April 30, 2008      market funds. The Board noted that, to
to the extent necessary so that the          the extent the Fund invests uninvested        o AIM's financial soundness in light of
advisory fees payable by the Fund do not     cash in affiliated money market funds,        the Fund's needs. The Board considered
exceed a specified maximum advisory fee      AIM has voluntarily agreed to waive a         whether AIM is financially sound and has
rate, which maximum rate includes            portion of the advisory fees it receives      the resources necessary to perform its
breakpoints and is based on net asset        from the Fund attributable to such            obligations under the Advisory Agreement,
levels. The Board considered the             investment. The Board further determined      and concluded that AIM has the financial
contractual nature of this fee waiver and    that the proposed securities lending          resources necessary to fulfill its
noted that it remains in effect until        program and related procedures with           obligations under the Advisory Agreement.
April 30, 2008. The Board also noted that    respect to the lending Fund is in the
AIM has contractually agreed to waive        best interests of the lending Fund and        o Historical relationship between the
fees and/or limit expenses of the Fund       its respective shareholders. The Board        Fund and AIM. In determining whether to
through April 30, 2008 so that total         therefore concluded that the investment       continue the Advisory Agreement for the
annual operating expenses are limited to     of cash collateral received in connection     Fund, the Board also considered the prior
a specified percentage of average daily      with the securities lending program in        relationship between AIM and the Fund, as
net assets for each class of the Fund.       the money market funds according to the       well as the Board's knowledge of AIM's
The Board considered the contractual         procedures is in the best interests of        operations, and concluded that it was
nature of this fee waiver/expense            the lending Fund and its respective           beneficial to maintain the current
limitation and noted that it remains in      shareholders.                                 relationship, in part, because of such
effect until April 30, 2008. The Board                                                     knowledge. The Board also reviewed the
considered the effect these fee              o Independent written evaluation and          general nature of the non-investment
waivers/expense limitations would have on    recommendations of the Fund's Senior          advisory services currently performed by
the Fund's estimated expenses and            Officer. The Board noted that, upon their     AIM and its affiliates, such as
concluded that the levels of fee             direction, the independent Senior Vice        administrative, transfer agency and
waivers/expense limitations for the Fund     President of the Fund had prepared an         distribution services, and the fees
were fair and reasonable.                    independent written evaluation in order       received by AIM and its affiliates for
                                             to assist the Board in determining the        performing such services. In addition to
o Breakpoints and economies of scale. The    reasonableness of the proposed management     reviewing such services, the trustees
Board reviewed the structure of the          fees of the AIM Funds, including the          also considered the organizational
Fund's advisory fee under the Advisory       Fund. The Board noted that the Senior         structure employed by AIM and its
Agreement, noting that it does not           Vice President's written evaluation had       affiliates to provide those services.
include any breakpoints. The Board           been relied upon by the Board in this         Based on the review of these and other
considered whether it would be               regard in lieu of a competitive bidding       factors, the Board concluded that AIM and
appropriate to add advisory fee              process. In determining whether to            its affiliates were qualified to continue
breakpoints for the Fund or whether, due     continue the Advisory Agreement for the       to provide non-investment advisory
to the nature of the Fund and the            Fund, the Board considered the Senior         services to the Fund, including
advisory fee structures of comparable        Vice President's written evaluation and       administrative, transfer agency and
funds, it was reasonable to structure the    the recommendation made by the Senior         distribution services, and that AIM and
advisory fee without breakpoints. Based      Vice President to the Board that the          its affiliates currently are providing
on this review, the Board concluded that     Board consider whether the advisory fee       satisfactory non-investment advisory
it was not necessary to add advisory fee     waivers for certain equity AIM Funds,         services.
breakpoints to the Fund's advisory fee       including the Fund, should be simplified.
schedule. The Board reviewed the level of    The Board concluded that it would be          o Other factors and current trends. The
the Fund's advisory fees, and noted that     advisable to consider this issue and          Board considered the steps that AIM and
such fees, as a percentage of the Fund's     reach a decision prior to the expiration      its affiliates have taken over the last
net assets, would remain constant under      date of such advisory fee waivers.            several years, and continue to take, in
the Advisory Agreement because the                                                         order to improve the quality and
Advisory Agreement does not include any      o Profitability of AIM and its                efficiency of the services they provide
breakpoints. The Board noted that AIM has    affiliates. The Board reviewed                to the Funds in the areas of investment
contractually agreed to waive advisory       information concerning the profitability      performance, product line
fees of the Fund through April 30, 2008      of AIM's (and its affiliates') investment     diversification, distribution, fund
to the extent necessary so that the          advisory and other activities and its         operations, shareholder services and
advisory fees payable by the Fund do not     financial condition. The Board considered     compliance. The Board concluded that
exceed a specified maximum advisory fee      the overall profitability of AIM, as well     these steps taken by AIM have improved,
rate, which maximum rate includes            as the profitability of AIM in connection     and are likely to continue to improve,
breakpoints and is based on net asset        with managing the Fund. The Board noted       the quality and efficiency of the
levels. The Board concluded that the         that AIM's operations remain profitable,      services AIM and its affiliates provide
Fund's fee levels under the Advisory         although increased expenses in recent         to the Fund in each of these areas, and
Agreement therefore would not reflect        years have reduced AIM's profitability.       support the Board's approval of the
economies of scale, although the advisory    Based on the review of the profitability      continuance of the Advisory Agreement for
fee waiver reflects economies of scale.      of AIM's and its affiliates' investment       the Fund.
                                             advisory and other activities and its
o Investments in affiliated money market     financial condition, the Board concluded
funds. The Board also took into account      that the compensation to be paid by the
the fact that uninvested cash and cash       Fund to AIM under its Advisory Agreement
collateral from securities lending           was not excessive.
arrangements, if any (collectively, "cash
balances") of

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.44%

BIOTECHNOLOGY-20.67%

Amgen Inc.(a)(b)                                  151,350   $  9,872,560
------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(b)                     75,522        874,545
------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(b)                    108,611        489,836
------------------------------------------------------------------------
Array BioPharma Inc.(b)                            76,759        660,127
------------------------------------------------------------------------
Biogen Idec Inc.(b)                               113,326      5,250,394
------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(b)                    58,088      1,462,656
------------------------------------------------------------------------
Genentech, Inc.(b)                                 31,951      2,613,592
------------------------------------------------------------------------
Genzyme Corp.(b)                                  126,014      7,693,155
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                          112,505      6,655,796
------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)(b)                 116,126      1,242,548
------------------------------------------------------------------------
InterMune, Inc.(a)(b)                              43,098        708,962
------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)(b)               44,221        627,938
------------------------------------------------------------------------
Mannkind Corp.(a)(b)                               30,947        659,480
------------------------------------------------------------------------
Medarex, Inc.(a)(b)                                70,013        672,825
------------------------------------------------------------------------
MedImmune, Inc.(a)(b)                             187,099      5,070,383
------------------------------------------------------------------------
Myogen, Inc.(b)                                    40,003      1,160,087
------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                    20,401        672,417
------------------------------------------------------------------------
Panacos Pharmaceuticals Inc.(a)(b)                139,186        768,307
------------------------------------------------------------------------
PDL BioPharma Inc.(b)                             108,097      1,990,066
------------------------------------------------------------------------
Theravance, Inc.(b)                                23,257        532,120
------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                    12,019        694,338
------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)(b)                  19,595        719,332
------------------------------------------------------------------------
ZymoGenetics, Inc.(b)                              35,395        671,443
========================================================================
                                                              51,762,907
========================================================================


DRUG RETAIL-1.34%

CVS Corp.                                         109,504      3,361,773
========================================================================


HEALTH CARE DISTRIBUTORS-0.79%

PSS World Medical, Inc.(b)                        111,952      1,975,953
========================================================================


HEALTH CARE EQUIPMENT-12.30%

Biomet, Inc.(a)                                    43,877      1,372,911
------------------------------------------------------------------------
Boston Scientific Corp.(b)                        218,565      3,680,635
------------------------------------------------------------------------
Cytyc Corp.(b)                                    180,137      4,568,274
------------------------------------------------------------------------
Edwards Lifesciences Corp.(a)(b)                   31,118      1,413,691
------------------------------------------------------------------------
Medtronic, Inc.                                    63,911      2,998,704
------------------------------------------------------------------------
Mentor Corp.(a)                                   114,744      4,991,364
------------------------------------------------------------------------
NxStage Medical, Inc.(a)(b)                       104,667        913,743
------------------------------------------------------------------------
Respironics, Inc.(b)                               58,273      1,994,102
------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                          76,402      2,476,953
------------------------------------------------------------------------
Thoratec Corp.(a)(b)                               97,798      1,356,458
------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                    39,122      1,852,427
------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                      71,587      1,498,316
------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                           29,674      1,683,109
========================================================================
                                                              30,800,687
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE SERVICES-7.01%

DaVita, Inc.(b)                                    79,925   $  3,972,272
------------------------------------------------------------------------
Express Scripts, Inc.(b)                           36,082      2,588,523
------------------------------------------------------------------------
HMS Holdings Corp.(b)                             117,811      1,262,934
------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                   124,204      7,114,405
------------------------------------------------------------------------
Omnicare, Inc.(a)                                  55,302      2,622,421
========================================================================
                                                              17,560,555
========================================================================

HEALTH CARE SUPPLIES-1.42%

Alcon, Inc.                                        24,504      2,414,869
------------------------------------------------------------------------
Cooper Cos., Inc. (The)                            25,941      1,148,927
========================================================================
                                                               3,563,796
========================================================================

HEALTH CARE TECHNOLOGY-1.46%

Eclipsys Corp.(a)(b)                              120,653      2,191,058
------------------------------------------------------------------------
Merge Technologies Inc.(b)                        118,961      1,464,410
========================================================================
                                                               3,655,468
========================================================================

INDUSTRIAL CONGLOMERATES-2.00%

Tyco International Ltd.                           182,251      5,011,903
========================================================================

LIFE & HEALTH INSURANCE-0.47%

Universal American Financial Corp.(b)              89,719      1,179,805
========================================================================

LIFE SCIENCES TOOLS & SERVICES-4.52%

Charles River Laboratories International,
  Inc.(a)(b)                                       56,452      2,077,434
------------------------------------------------------------------------
Dionex Corp.(b)                                    25,590      1,398,749
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         17,886      1,306,572
------------------------------------------------------------------------
Invitrogen Corp.(a)(b)                             25,246      1,668,003
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.           79,361      2,787,158
------------------------------------------------------------------------
Thermo Electron Corp.(b)                           36,092      1,307,974
------------------------------------------------------------------------
Varian Inc.(b)                                     18,942        786,283
========================================================================
                                                              11,332,173
========================================================================


MANAGED HEALTH CARE-9.40%

Aetna Inc.                                        128,703      5,139,111
------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $1,683,450)(b)(c)(d)                            124,700      1,995,200
------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                      49,784      2,735,133
------------------------------------------------------------------------
Health Net Inc.(b)                                 55,832      2,521,931
------------------------------------------------------------------------
UnitedHealth Group Inc.                           162,072      7,257,584
------------------------------------------------------------------------
WellPoint Inc.(b)                                  53,475      3,891,376
========================================================================
                                                              23,540,335
========================================================================

PHARMACEUTICALS-13.06%

Allergan, Inc.                                     37,087      3,977,952
------------------------------------------------------------------------
Cypress Bioscience, Inc.(b)                        85,002        521,912
------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(b)              57,559      1,898,296
------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                       29,045      1,123,751
------------------------------------------------------------------------
Impax Laboratories, Inc.(b)                       115,070        719,187
------------------------------------------------------------------------

                        AIM V.I. GLOBAL HEALTH CARE FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

NxJohnson & Johnson                               143,358   $  8,590,011
------------------------------------------------------------------------
Medicines Co. (The)(a)(b)                          36,845        720,320
------------------------------------------------------------------------
MGI Pharma, Inc.(a)(b)                             62,910      1,352,565
------------------------------------------------------------------------
Pfizer Inc.                                       216,021      5,070,013
------------------------------------------------------------------------
Sepracor Inc.(a)(b)                                32,138      1,836,365
------------------------------------------------------------------------
Wyeth                                             141,039      6,263,542
------------------------------------------------------------------------
XenoPort Inc.(a)(b)                                34,461        624,089
========================================================================
                                                              32,698,003
========================================================================
    Total Domestic Common Stocks (Cost
      $190,681,785)                                          186,443,358
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-21.25%

CANADA-1.77%

Biovail Corp. (Pharmaceuticals)                    83,162      1,946,822
------------------------------------------------------------------------
Cardiome Pharma Corp. (Pharmaceuticals)(b)         92,645        818,982
------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)          91,500      1,668,033
========================================================================
                                                               4,433,837
========================================================================


FRANCE-3.67%

Ipsen S.A. (Pharmaceuticals) (Acquired
  12/06/05; Cost $2,556,926)(a)(b)(c)(e)           97,682      3,942,029
------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              107,664      5,243,237
========================================================================
                                                               9,185,266
========================================================================

GERMANY-0.88%

Merck KGaA (Pharmaceuticals)(a)(e)                 24,362      2,213,310
========================================================================

JAPAN-1.81%

Eisai Co., Ltd. (Pharmaceuticals)                  56,378      2,537,441
------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(a)         112,507      2,005,805
========================================================================
                                                               4,543,246
========================================================================

SPAIN-0.28%

Grifols S.A. (Pharmaceuticals) (Acquired
  05/16/06; Cost $455,830)(b)(c)                   81,018        666,420
------------------------------------------------------------------------
Grifols S.A. (Pharmaceuticals)(b)                   2,467         20,292
========================================================================
                                                                 686,712
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

SWITZERLAND-10.64%

Novartis A.G.-ADR (Pharmaceuticals)               193,117   $ 10,412,869
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            98,270     16,245,167
========================================================================
                                                              26,658,036
========================================================================

UNITED KINGDOM-2.20%

AstraZeneca PLC-ADR (Pharmaceuticals)              38,131      2,280,997
------------------------------------------------------------------------
iSOFT Group PLC (Health Care
  Technology)(a)(e)                               503,177        717,695
------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                    56,793      2,511,954
========================================================================
                                                               5,510,646
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $43,399,373)                     53,231,053
========================================================================

MONEY MARKET FUNDS-2.40%

Liquid Assets Portfolio-Institutional
  Class(f)                                      3,005,099      3,005,099
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)        3,005,100      3,005,100
========================================================================
    Total Money Market Funds (Cost
      $6,010,199)                                              6,010,199
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.09% (Cost
  $240,091,357)                                              245,684,610
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED



MONEY MARKET FUNDS-12.25%

Premier Portfolio-Institutional Class(f)(g)    30,692,861     30,692,861
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $30,692,861)                                      30,692,861
========================================================================
TOTAL INVESTMENTS-110.34% (Cost $270,784,218)                276,377,471
========================================================================
OTHER ASSETS LESS LIABILITIES-(10.34)%                       (25,898,745)
========================================================================
NET ASSETS-100.00%                                          $250,478,726
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $6,603,649, which represented 2.64% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2006 represented 0.80% of the Fund's Net Assets.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $6,873,034, which represented 2.74% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

                        AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $234,081,158)*       $239,674,411
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $36,703,060)                               36,703,060
=============================================================
     Total investments (cost $270,784,218)        276,377,471
=============================================================
Foreign currencies, at value (cost $12,965)            13,045
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,287,522
-------------------------------------------------------------
  Fund shares sold                                    819,156
-------------------------------------------------------------
  Dividends                                           191,861
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,860
=============================================================
     Total assets                                 281,710,915
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               120,999
-------------------------------------------------------------
  Fund shares reacquired                               95,546
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             35,258
-------------------------------------------------------------
  Collateral upon return of securities loaned      30,692,861
-------------------------------------------------------------
Accrued administrative services fees                  237,696
-------------------------------------------------------------
Accrued distribution fees -- Series II                  1,996
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                136
-------------------------------------------------------------
Accrued transfer agent fees                             2,677
-------------------------------------------------------------
Accrued operating expenses                             45,020
=============================================================
     Total liabilities                             31,232,189
=============================================================
Net assets applicable to shares outstanding      $250,478,726
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $252,793,917
-------------------------------------------------------------
Undistributed net investment income (loss)           (258,424)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment
securities and foreign currencies                  (7,674,099)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign
currencies                                          5,617,332
=============================================================
                                                 $250,478,726
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $239,064,991
_____________________________________________________________
=============================================================
Series II                                        $ 11,413,735
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           11,902,710
_____________________________________________________________
=============================================================
Series II                                             571,540
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      20.08
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      19.97
_____________________________________________________________
=============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $108,418)                                      $  1,004,847
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $25,593, after compensation to counterparties
  of $369,801)                                        246,403
=============================================================
    Total investment income                         1,251,250
=============================================================

EXPENSES:

Advisory fees                                         966,699
-------------------------------------------------------------
Administrative services fees                          354,338
-------------------------------------------------------------
Custodian fees                                         29,878
-------------------------------------------------------------
Distribution fees -- Series II                          2,003
-------------------------------------------------------------
Transfer agent fees                                    18,610
-------------------------------------------------------------
Trustees' and officer's fees and benefits               9,937
-------------------------------------------------------------
Other                                                  47,426
=============================================================
    Total expenses                                  1,428,891
=============================================================
Less: Fees waived and expense offset
  arrangement                                          (2,146)
=============================================================
    Net expenses                                    1,426,745
=============================================================
Net investment income (loss)                         (175,495)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $524,300)     12,933,937
-------------------------------------------------------------
  Foreign currencies                                   68,114
=============================================================
                                                   13,002,051
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (17,300,569)
-------------------------------------------------------------
  Foreign currencies                                   24,258
=============================================================
                                                  (17,276,311)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                               (4,274,260)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (4,449,755)
_____________________________________________________________
=============================================================

* At June 30, 2006, securities with an aggregate value of $29,945,790 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

                        AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (175,495)   $    (747,529)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  13,002,051       29,418,586
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (17,276,311)      (5,403,259)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (4,449,755)      23,267,798
===========================================================================================
Share transactions-net:
  Series I                                                     (14,184,593)    (120,420,216)
-------------------------------------------------------------------------------------------
  Series II                                                     11,366,237               --
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (2,818,356)    (120,420,216)
===========================================================================================
    Net increase (decrease) in net assets                       (7,268,111)     (97,152,418)
===========================================================================================

NET ASSETS:

  Beginning of period                                          257,746,837      354,899,255
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(258,424) and $(82,929), respectively)  $250,478,726    $ 257,746,837
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Health Care Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by

                        AIM V.I. GLOBAL HEALTH CARE FUND
an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of

                        AIM V.I. GLOBAL HEALTH CARE FUND
     operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Through April 30, 2008, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference

                        AIM V.I. GLOBAL HEALTH CARE FUND
between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $1,422.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $34,604 for accounting and fund administrative services and reimbursed $319,734 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $18,610.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $2,003.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $        --      $  6,877,863      $  (3,872,764)        $   --         $ 3,005,099     $  1,938       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class             5,568,522        67,458,869        (70,022,291)            --           3,005,100      218,872           --
==================================================================================================================================
  Subtotal        $ 5,568,522      $ 74,336,732      $ (73,895,055)        $   --         $ 6,010,199     $220,810       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED                                     REALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND        GAIN
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*       (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $ 5,595,032      $158,741,608      $(133,643,779)        $   --         $30,692,861     $ 25,593       $   --
==================================================================================================================================
  Total           $11,163,554      $233,078,340      $(207,538,834)        $   --         $36,703,060     $246,403       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market

                        AIM V.I. GLOBAL HEALTH CARE FUND
price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,654,094, which resulted in net realized gains of $524,300 and securities purchases of $885,864.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $724.

NOTE 6--TRUSTEES' AND OFFICERS FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,208 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $29,945,790 were on loan to brokers. The loans were secured by cash collateral of $30,692,861 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $25,593 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available

                        AIM V.I. GLOBAL HEALTH CARE FUND
capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                $20,476,873
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $125,044,507 and $134,065,975, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    21,807,202
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (16,317,351)
===============================================================================
Net unrealized appreciation of investment securities           $     5,489,851
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $270,887,620.

NOTE 11--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)              DECEMBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,131,664    $ 23,816,450     1,865,466    $  35,904,906
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                      571,212      11,370,779            --               --
=======================================================================================================================
Reacquired:
  Series I                                                    (1,841,388)    (38,001,043)   (8,032,556)    (156,325,122)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                         (222)         (4,542)           --               --
=======================================================================================================================
                                                                (138,734)   $ (2,818,356)   (6,167,090)   $(120,420,216)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 68% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                        AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                              SERIES I
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30,        ----------------------------------------------------------------
                                            2006            2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  20.44       $  18.90      $  17.57      $  13.75      $  18.20      $  20.89
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.01)         (0.06)        (0.03)        (0.03)        (0.00)(a)     (0.01)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (0.35)          1.60          1.36          3.85         (4.45)        (2.62)
==========================================================================================================================
    Total from investment operations          (0.36)          1.54          1.33          3.82         (4.45)        (2.63)
==========================================================================================================================
Less distributions from net investment
  income                                         --             --            --            --            --         (0.06)
==========================================================================================================================
Net asset value, end of period             $  20.08       $  20.44      $  18.90      $  17.57      $  13.75      $  18.20
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               (1.76)%         8.15%         7.57%        27.78%       (24.45)%      (12.59)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $239,065       $257,736      $354,889      $340,711      $232,681      $343,304
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets        1.11%(c)       1.08%(d)      1.11%         1.07%         1.07%         1.06%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.13)%(c)     (0.24)%       (0.17)%       (0.20)%       (0.43)%       (0.38)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                       50%            82%          175%          114%          130%           88%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.07) and $(0.07) for the years ended December 31, 2002 and 2001, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $258,306,994.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09% for the year ended December 31, 2005.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     SERIES II
                                                              -------------------------------------------------------
                                                                                                   APRIL 30, 2004,
                                                              SIX MONTHS                             (DATE SALES
                                                                ENDED          YEAR ENDED           COMMENCED) TO
                                                               JUNE 30,       DECEMBER 31,          DECEMBER 31,
                                                                 2006             2005                  2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 20.34           $18.86                $18.19
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)           (0.09)                (0.05)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.37)            1.57                  0.72
=====================================================================================================================
    Total from investment operations                             (0.37)            1.48                  0.67
=====================================================================================================================
Net asset value, end of period                                 $ 19.97           $20.34                $18.86
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                  (1.82)%           7.85%                 3.68%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $11,414           $   11                $   10
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                           1.36%(b)         1.33%(c)              1.36%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.38)%(b)       (0.49)%               (0.42)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                          50%              82%                  175%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $1,615,652.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34% for the year ended December 31, 2005.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                        AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. GLOBAL HEALTH CARE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                        AIM V.I. GLOBAL HEALTH CARE FUND

                                             AIM V.I. GOVERNMENT SECURITIES FUND
                               Semiannual Report to Shareholders o June 30, 2006



            AIM V.I. GOVERNMENT SECURITIES FUND seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.


          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.



================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington,D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the dropdown menu. The information is also available on the SEC Web site, sec.gov.
================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

AIM V.I. GOVERNMENT SECURITIES FUND


MANAGEMENT'S DISCUSSION                                                                   or minus 1.5 years around our
OF FUND PERFORMANCE                                                                       style-specific benchmark's duration,
                                                                                          placing limits on how much principal risk
=======================================================================================   we take relative to our style-specific
                                                                                          benchmark.
PERFORMANCE SUMMARY                          ==========================================
                                                                                             After our top-down strategic decisions,
For the six months ended June 30, 2006,      FUND VS. INDEXES                             we identify securities we believe are
Series I shares of AIM V.I. Government                                                    undervalued given the prevailing market
Securities Fund, excluding variable issuer   CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,  environment or possible future
charges, held up better than its broad       EXCLUDING VARIABLE PRODUCT ISSUER CHARGES.   developments. The security selection
market index and performed in line with      IF VARIABLE PRODUCT ISSUER CHARGES WERE      process includes deciding whether to buy
its style-specific index, as shown in the    INCLUDED, RETURNS WOULD BE LOWER.            callable securities, deciding how many
table. During the reporting period,                                                       months or years of call protection we
mortgage-backed securities performed in      Series I Shares                     -0.08%   want, and identifying MBS that might
the middle relative to the other major                                                    exhibit faster or slower refinancing
sectors in the broad bond market, which      Series II Shares                    -0.17    activity than other mortgages with the
explains the Fund's relative performance                                                  same coupon and maturity.
compared to the broad market.                Lehman Brothers U.S. Aggregate
                                             Bond Index (Broad Market Index)     -0.72       We consider selling a security when:
Your Fund's long-term performance appears
on page 4.                                   Lehman Brothers Intermediate                 o A change in the economic or market
                                             U.S. Government and Mortgage Index           outlook indicates assets should be
                                             (Style-Specific Index)              -0.03    reallocated.

                                             Lipper Intermediate U.S. Government Bond     o A mortgage security is prepaying faster
                                             Fund Index (Peer Group Index)       -0.45    or slower than desired.

                                             SOURCE: LIPPER INC.                          o A security is likely to be called, and
                                                                                          we prefer to own one with a longer
                                             ==========================================   maturity.

=======================================================================================   o A security has become fully valued.

HOW WE INVEST                                selection to take advantage of prevailing    MARKET CONDITIONS AND YOUR FUND
                                             market conditions and possible future
We believe that in a variety of market       developments.                                The U.S. Federal Reserve Board (the Fed)
environments, a portfolio of                                                              is in its 24th month of a tightening
intermediate-maturity bonds and                 We begin by assessing the overall         campaign that may be coming to an end.
mortgage-backed securities (MBS)             economic environment and its potential       While inflation looked like a real problem
guaranteed by the U.S. government and its    impact on the level and direction of         during the reporting period, particularly
agencies has the potential to provide a      interest rates. We develop a six- to         the headline figures, most economists
more efficient risk/return tradeoff than a   12-month strategic outlook to take           believed that the oil-price-surge-induced
portfolio holding only one of these asset    advantage of shorter term tactical           inflation bubble could prove transitory
classes.                                     opportunities. This strategic outlook        due to labor costs being contained by
                                             helps determine where we allocate Fund       global competition and record strong
   We seek to enhance returns relative to    assets among the three sectors represented   productivity gains.
our style-specific benchmark, the Lehman     in our style-specific index--U.S.
Brothers Intermediate U.S. Government and    Treasuries, U.S. agency bonds and U.S.          Ten year U.S. Treasury bond yields rose
Mortgage Index, by using calculated risks    agency MBS--and where we position the        three-quarters of a percentage point
in sector allocation, duration management    Fund's duration. The duration spans plus     during the
and security

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*                    TOTAL NET ASSETS            $858.0 MILLION

By sector, based on total investments         1. Federal National                         TOTAL NUMBER OF HOLDINGS*              711
                                                 Mortgage Association (FNMA)      43.0%

               [PIE CHART]                    2. Federal Home Loan Mortgage
                                                 Corp. (FHLMC)                    37.5
Money Market Funds                   17.4%
                                              3. Government National Mortgage
U.S. Treasury Obligations             1.0%       Association (GNMA)               11.3

Non-Mortgage U.S. Agency Obligations 15.7%    4. Federal Home Loan Bank (FHLB)     9.7

Mortgage U.S. Agency Obligations     65.9%    5. Tennessee Valley Authority        1.3

                                              6. U.S. Treasury Bonds               1.0

                                              7. Federal Farm Credit Bank          0.9    The Fund's holdings are subject to change,
                                                                                          and there is no assurance that the Fund
                                              8. Private Export Funding Corp.      0.3    will continue to hold any particular
                                                                                          security.
                                              9. U.S. Treasury STRIPS              0.3    *Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM V.I. GOVERNMENT SECURITIES FUND

first half of 2006, closing at 5.14%--a      MBS and simultaneously agree to later                            SCOT W. JOHNSON,
level last seen four years ago. Bond         repurchase another MBS with the same          [JOHNSON           Chartered Financial
prices move inversely to interest rates;     interest rate and maturity date, but          PHOTO]             Analyst, senior
consequently the broad bond market           generally backed by a different pool of                          portfolio manager, is
finished the reporting period with a         mortgages. While we lose the right to                            lead manager of AIM
slightly negative total return. With the     receive interest and principal payments on   V.I. Government Securities Fund. Mr.
fed funds target rate at 5.25% at the end    the security we sold, the Fund benefits      Johnson joined AIM in 1994. He earned both
of the reporting period, the discrepancy     from the interest earned on investing the    a B.A. in economics and an M.B.A. in
between short-term and long-term rates       proceeds of the sale and may receive a fee   finance from Vanderbilt University.
(the yield curve) was slightly inverted.     or a lower repurchase price. The benefits
Historical records have shown that such      from these transactions depend in part on                        CLINT DUDLEY, Charted
yield curve inversions have often been       our ability to forecast mortgage             [DUDLEY             Financial Analyst,
followed by substantial slowing of           prepayment patterns on different mortgage    PHOTO]              portfolio manager, is
economic activity.                           pools. The Fund may lose money if these                          manager of AIM V.I.
                                             types of securities decline in value, due                        Government Securities
   In this time of continued Fed rate        to market conditions or prepayments of the   Fund. Mr. Dudley joined AIM in 1998. He
increases, we did not change our             underlying mortgages, between the time of    earned both a B.B.A. and M.B.A. from
investment strategies. We continued to       the agreement and the actual repurchase of   Baylor University.
keep the duration of the Fund's portfolio    the security.
around three-and-a-half years, maintained
portfolio duration shorter than the Fund's      Finally, we used U.S. Treasury futures,   Assisted by the Taxable Investment Grade
style-specific index and invested in a       which can be an effective and efficient      Bond Team
fairly consistent weighting of MBS.          way to gain exposure to the U.S. Treasury
                                             market to manage the Fund's duration. This
   At the end of the reporting period,       investment strategy had a positive impact
your Fund's duration was 3.6 years, while    on the Fund's performance during the
the duration of the style-specific index     reporting period.
was 4.0 years. Our short-duration strategy
contributed to the Fund's performance as     IN CLOSING
shorter maturity bonds outperformed longer
dated bonds for the reporting period.        Our ongoing strategy is to position the
Duration measures a portfolio's price        Fund's sector allocations to provide an
sensitivity to interest rate movements. A    efficient risk/return relationship
shorter duration means less sensitivity.     matching expected returns with the level
                                             of risk taken. We believe that by managing
   We maintained a shorter duration to       sector weights and portfolio duration, we
position the Fund defensively among our      can navigate through or take advantage of
peers. We believed that our defensive        prevailing market conditions. Although
positioning in a rising interest rate        returns were disappointing, we continue to
environment could provide shareholders       strive to provide competitive returns
greater safety of principal. While a         while maintaining a relatively stable
portfolio of longer duration may result in   share price over the reporting period. As
somewhat higher returns, greater share       always, we thank you for your continued
price instability may also result.           investment in AIM V.I. Government
                                             Securities Fund.
   The composition of the mortgage
portfolio reflected our defensive stance.    THE VIEWS AND OPINIONS EXPRESSED IN
We primarily owned higher-coupon,            MANAGEMENT'S DISCUSSION OF FUND
low-duration mortgages seeking newly         PERFORMANCE ARE THOSE OF A I M ADVISORS,
issued and older pools of mortgages that     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
have little incentive to refinance. This     TO CHANGE AT ANY TIME BASED ON FACTORS
includes mortgages that have generated       SUCH AS MARKET AND ECONOMIC CONDITIONS.
less prepayment risk based on geographic     THESE VIEWS AND OPINIONS MAY NOT BE RELIED
location. States that have a less dense      UPON AS INVESTMENT ADVICE OR
population base have typically prepaid       RECOMMENDATIONS, OR AS AN OFFER FOR A
their mortgages at a slower rate than        PARTICULAR SECURITY. THE INFORMATION IS
those with a larger population base.         NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
                                             ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
   The Fund management team also used        THE FUND. STATEMENTS OF FACT ARE FROM
mortgage dollar roll transactions to take    SOURCES CONSIDERED RELIABLE, BUT A I M
advantage of opportunities in the mortgage   ADVISORS, INC. MAKES NO REPRESENTATION OR             [RIGHT ARROW GRAPHIC]
market and enhance current income. This      WARRANTY AS TO THEIR COMPLETENESS OR
strategy positively impacted performance     ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    FOR A DISCUSSION OF THE RISKS OF INVESTING
of the Fund. In mortgage dollar roll         IS NO GUARANTEE OF FUTURE RESULTS, THESE     IN YOUR FUND, INDEXES USED IN THIS REPORT
transactions, we sell an                     INSIGHTS MAY HELP YOU UNDERSTAND OUR         AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                             INVESTMENT MANAGEMENT PHILOSOPHY.            PLEASE TURN TO PAGE 4.

AIM V.I. GOVERNMENT SECURITIES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 FUND'S SERIES I AND SERIES II SHARE          SHARES OF THE FUND DIRECTLY. PERFORMANCE
                                             CLASSES WILL DIFFER PRIMARILY DUE TO         FIGURES GIVEN REPRESENT THE FUND AND ARE
As of 6/30/06                                DIFFERENT CLASS EXPENSES.                    NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                                                                          PRODUCT VALUES. THEY DO NOT REFLECT SALES
SERIES I SHARES                                 THE PERFORMANCE DATA QUOTED REPRESENT     CHARGES, EXPENSES AND FEES ASSESSED IN
Inception (5/5/93)                   4.71%   PAST PERFORMANCE AND CANNOT GUARANTEE        CONNECTION WITH A VARIABLE PRODUCT. SALES
10 Years                             4.94    COMPARABLE FUTURE RESULTS; CURRENT           CHARGES, EXPENSES AND FEES, WHICH ARE
 5 Years                             3.75    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   DETERMINED BY THE VARIABLE PRODUCT
 1 Year                              0.41    CONTACT YOUR VARIABLE PRODUCT ISSUER OR      ISSUERS, WILL VARY AND WILL LOWER THE
                                             FINANCIAL ADVISOR FOR THE MOST RECENT        TOTAL RETURN.
SERIES II SHARES                             MONTH-END VARIABLE PRODUCT PERFORMANCE.
10 Years                             4.68%   PERFORMANCE FIGURES REFLECT FUND EXPENSES,      PER NASD REQUIREMENTS, THE MOST RECENT
 5 Years                             3.50    REINVESTED DISTRIBUTIONS AND CHANGES IN      MONTH-END PERFORMANCE DATA AT THE FUND
 1 Year                              0.23    NET ASSET VALUE. INVESTMENT RETURN AND       LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES,
                                             PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   IS AVAILABLE ON THIS AIM AUTOMATED
==========================================   MAY HAVE A GAIN OR LOSS WHEN YOU SELL        INFORMATION LINE, 866-702-4402. AS
                                             SHARES.                                      MENTIONED ABOVE, FOR THE MOST RECENT
SERIES II SHARES' INCEPTION DATE IS                                                       MONTH-END PERFORMANCE INCLUDING VARIABLE
SEPTEMBER 19, 2001. RETURNS SINCE THAT          AIM V.I. GOVERNMENT SECURITIES FUND, A    PRODUCT CHARGES, PLEASE CONTACT YOUR
DATE ARE HISTORICAL. ALL OTHER RETURNS ARE   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE   VARIABLE PRODUCT ISSUER OR FINANCIAL
THE BLENDED RETURNS OF THE HISTORICAL        FUNDS, IS CURRENTLY OFFERED THROUGH          ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE        INSURANCE COMPANIES ISSUING VARIABLE
THEIR INCEPTION AND THE RESTATED             PRODUCTS. YOU CANNOT PURCHASE
HISTORICAL PERFORMANCE OF SERIES I SHARES
(FOR PERIODS PRIOR TO INCEPTION OF SERIES
II SHARES) ADJUSTED TO REFLECT THE RULE
12b-1 FEES APPLICABLE TO SERIES II SHARES.
THE PERFORMANCE OF THE


PRINCIPAL RISKS OF INVESTING IN THE FUND        The LIPPER INTERMEDIATE U.S. GOVERNMENT   reflect sales charges. Performance of an
                                             BOND FUND INDEX represents an average of     index of funds reflects fund expenses;
The Fund invests in securities issued or     the 30 largest intermediate-term U.S.        performance of a market index does not.
backed by the U.S. government, its           government bond funds tracked by Lipper
agencies or instrumentalities. They offer    Inc., an independent mutual fund             OTHER INFORMATION
a high degree of safety and, in the case     performance monitor.
of Treasury securities, are guaranteed as                                                 The returns shown in the management's
to timely payment of principal and              The unmanaged LEHMAN BROTHERS             discussion of Fund performance are based
interest if held to maturity. Many           INTERMEDIATE U.S. GOVERNMENT AND MORTGAGE    on net asset values calculated for
securities purchased by the Fund are not     Index is a market-weighted combination of    shareholder transactions. Generally
guaranteed by the U.S. Government. Fund      the unmanaged Lehman Brothers Intermediate   accepted accounting principles require
shares are not insured, and their value or   U.S. Government Bond Index and the           adjustments to be made to the net assets
yield will vary with market conditions.      unmanaged LEHMAN BROTHERS MORTGAGE BACKED    of the Fund at period end for financial
                                             SECURITIES FIXED RATE INDEX. It includes     reporting purposes, and as such, the net
   The Fund may invest in asset-backed or    securities in the intermediate maturity      asset values for shareholder transactions
mortgage-backed securities which may lose    range of the U.S. Government Index that      and the returns based on those net asset
value if they are called or prepaid.         must have between one year and 10 years to   values may differ from the net asset
                                             final maturity, regardless of call           values and returns reported in the
   A change in interest rates will affect    features, and fixed-rate mortgage-backed     Financial Highlights. Additionally, the
the performance of the Fund's investments    securities collateralized by 15-year,        returns and net asset values shown
in debt securities.                          30-year and balloon mortgages issued by      throughout this report are at the Fund
                                             GNMA, FHLMC or FNMA.                         level only and do not include variable
ABOUT INDEXES USED IN THIS REPORT                                                         product issuer charges. If such charges
                                                The Fund is not managed to track the      were included, the total returns would be
The unmanaged LEHMAN BROTHERS U.S.           performance of any particular index,         lower.
AGGREGATE BOND INDEX (the Lehman             including the indexes defined here, and
Aggregate), which represents the U.S.        consequently, the performance of the Fund
investment-grade fixed-rate bond market      may deviate significantly from the
(including government and corporate          performance of the indexes.
securities, mortgage pass-through
securities and asset-backed securities),        A direct investment cannot be made in
is compiled by Lehman Brothers, a global     an index. Unless otherwise indicated,
investment bank.                             index results include reinvested
                                             dividends, and they do not

AIM V.I. GOVERNMENT SECURITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES       with the amount you invested, to estimate       THE HYPOTHETICAL ACCOUNT VALUES AND
                                             the expenses that you paid over the          EXPENSES MAY NOT BE USED TO ESTIMATE THE
                                             period. Simply divide your account value     ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
EXAMPLE                                      by $1,000 (for example, an $8,600 account    YOU PAID FOR THE PERIOD. YOU MAY USE THIS
                                             value divided by $1,000 = 8.6), then         INFORMATION TO COMPARE THE ONGOING COSTS
As a shareholder of the Fund, you incur      multiply the result by the number in the     OF INVESTING IN THE FUND AND OTHER FUNDS.
ongoing costs, including management fees;    table under the heading entitled "Actual     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
distribution and/or service fees (12b-1);    Expenses Paid During Period" to estimate     EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
and other Fund expenses. This example is     the expenses you paid on your account        THAT APPEAR IN THE SHAREHOLDER REPORTS OF
intended to help you understand your         during this period.                          THE OTHER FUNDS.
ongoing costs (in dollars) of investing in
the Fund and to compare these costs with     HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs of investing in other mutual   COMPARISON PURPOSES                          the table are meant to highlight your
funds. The example is based on an                                                         ongoing costs. Therefore, the hypothetical
investment of $1,000 invested at the         The table below also provides information    information is useful in comparing ongoing
beginning of the period and held for the     about hypothetical account values and        costs, and will not help you determine the
entire period January 1, 2006, through       hypothetical expenses based on the Fund's    relative total costs of owning different
June 30, 2006.                               actual expense ratio and an assumed rate     funds.
                                             of return of 5% per year before expenses,
   The actual and hypothetical expenses in   which is not the Fund's actual return. The
the examples below do not represent the      Fund's actual cumulative total returns at
effect of any fees or other expenses         net asset value after expenses for the six
assessed in connection with a variable       months ended June 30, 2006, appear in the
product; if they did, the expenses shown     table "Fund vs. Indexes" on page 2.
would be higher while the ending account
values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses.
You may use the information in this table, together

====================================================================================================================================

                                                                                    HYPOTHETICAL
                                                   ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING               EXPENSES         ENDING              EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE         PAID DURING        EXPENSE
 CLASS              (1/1/06)         (6/30/06)(1)            PERIOD(2)       (6/30/06)            PERIOD(2)          RATIO
Series I           $1,000.00            $999.20                $3.57         $1,021.22              $3.61             0.72%
Series II           1,000.00             998.30                 4.81          1,019.98               4.86             0.97


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. GOVERNMENT SECURITIES FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT    o The nature and extent of the advisory      should be made to the Fund and that it was
                                             services to be provided by AIM. The Board    not necessary to change the Fund's
The Board of Trustees of AIM Variable        reviewed the services to be provided by      portfolio management team at this time.
Insurance Funds (the "Board") oversees the   AIM under the Advisory Agreement. Based on   However, due to the Fund's
management of AIM V.I. Government            such review, the Board concluded that the    under-performance, the Board also
Securities Fund (the "Fund") and, as         range of services to be provided by AIM      concluded that it would be appropriate for
required by law, determines annually         under the Advisory Agreement was             the Board to continue to closely monitor
whether to approve the continuance of the    appropriate and that AIM currently is        and review the performance of the Fund.
Fund's advisory agreement with A I M         providing services in accordance with the    Although the independent written
Advisors, Inc. ("AIM"). Based upon the       terms of the Advisory Agreement.             evaluation of the Fund's Senior Officer
recommendation of the Investments                                                         (discussed below) only considered Fund
Committee of the Board, at a meeting held    o The quality of services to be provided     performance through the most recent
on June 27, 2006, the Board, including all   by AIM. The Board reviewed the credentials   calendar year, the Board also reviewed
of the independent trustees, approved the    and experience of the officers and           more recent Fund performance, which did
continuance of the advisory agreement (the   employees of AIM who will provide            not change their conclusions.
"Advisory Agreement") between the Fund and   investment advisory services to the Fund.
AIM for another year, effective July 1,      In reviewing the qualifications of AIM to    o Meetings with the Fund's portfolio
2006.                                        provide investment advisory services, the    managers and investment personnel. With
                                             Board considered such issues as AIM's        respect to the Fund, the Board is meeting
    The Board considered the factors         portfolio and product review process,        periodically with such Fund's portfolio
discussed below in evaluating the fairness   various back office support functions        managers and/or other investment personnel
and reasonableness of the Advisory           provided by AIM and AIM's equity and fixed   and believes that such individuals are
Agreement at the meeting on June 27, 2006    income trading operations. Based on the      competent and able to continue to carry
and as part of the Board's ongoing           review of these and other factors, the       out their responsibilities under the
oversight of the Fund. In their              Board concluded that the quality of          Advisory Agreement.
deliberations, the Board and the             services to be provided by AIM was
independent trustees did not identify any    appropriate and that AIM currently is        o Overall performance of AIM. The Board
particular factor that was controlling,      providing satisfactory services in           considered the overall performance of AIM
and each trustee attributed different        accordance with the terms of the Advisory    in providing investment advisory and
weights to the various factors.              Agreement.                                   portfolio administrative services to the
                                                                                          Fund and concluded that such performance
    One responsibility of the independent    o The performance of the Fund relative to    was satisfactory.
Senior Officer of the Fund is to manage      comparable funds. The Board reviewed the
the process by which the Fund's proposed     performance of the Fund during the past      o Fees relative to those of clients of AIM
management fees are negotiated to ensure     one, three and five calendar years against   with comparable investment strategies. The
that they are negotiated in a manner which   the performance of funds advised by other    Board noted that AIM does not serve as an
is at arms' length and reasonable. To that   advisors with investment strategies          advisor to other mutual funds or other
end, the Senior Officer must either          comparable to those of the Fund. The Board   clients with investment strategies
supervise a competitive bidding process or   noted that the Fund's performance in such    comparable to those of the Fund.
prepare an independent written evaluation.   periods was below the median performance
The Senior Officer has recommended an        of such comparable funds. Based on this      o Fees relative to those of comparable
independent written evaluation in lieu of    review and after taking account of all of    funds with other advisors. The Board
a competitive bidding process and, upon      the other factors that the Board             reviewed the advisory fee rate for the
the direction of the Board, has prepared     considered in determining whether to         Fund under the Advisory Agreement. The
such an independent written evaluation.      continue the Advisory Agreement for the      Board compared effective contractual
Such written evaluation also considered      Fund, the Board concluded that no changes    advisory fee rates at a common asset level
certain of the factors discussed below. In   should be made to the Fund and that it was   at the end of the past calendar year and
addition, as discussed below, the Senior     not necessary to change the Fund's           noted that the Fund's rate was comparable
Officer made a recommendation to the Board   portfolio management team at this time.      to the median rate of the funds advised by
in connection with such written              However, due to the Fund's                   other advisors with investment strategies
evaluation.                                  under-performance, the Board also            comparable to those of the Fund that the
                                             concluded that it would be appropriate for   Board reviewed. The Board noted that AIM
    The discussion below serves as a         the Board to continue to closely monitor     has agreed to limit the Fund's total
summary of the Senior Officer's              and review the performance of the Fund.      operating expenses, as discussed below.
independent written evaluation and           Although the independent written             Based on this review, the Board concluded
recommendation to the Board in connection    evaluation of the Fund's Senior Officer      that the advisory fee rate for the Fund
therewith, as well as a discussion of the    (discussed below) only considered Fund       under the Advisory Agreement was fair and
material factors and the conclusions with    performance through the most recent          reasonable.
respect thereto that formed the basis for    calendar year, the Board also reviewed
the Board's approval of the Advisory         more recent Fund performance, which did      o Expense limitations and fee waivers. The
Agreement. After consideration of all of     not change their conclusions.                Board noted that AIM has contractually
the factors below and based on its                                                        agreed to waive fees and/or limit expenses
informed business judgment, the Board        o The performance of the Fund relative to    of the Fund through April 30, 2008 so that
determined that the Advisory Agreement is    indices. The Board reviewed the              total annual operating expenses are
in the best interests of the Fund and its    performance of the Fund during the past      limited to a specified percentage of
shareholders and that the compensation to    one, three and five calendar years against   average daily net assets for each class of
AIM under the Advisory Agreement is fair     the performance of the Lipper Variable       the Fund. The Board considered the
and reasonable and would have been           Underlying Fund General U.S. Government      contractual nature of this fee waiver and
obtained through arm's length                Fund Index. The Board noted that the         noted that it remains in effect until
negotiations.                                Fund's performance in such periods was       April 30, 2008. The Board considered the
                                             below the performance of such Index. Based   effect this fee waiver/expense limitation
    Unless otherwise stated, information     on this review and after taking account of   would have on the Fund's estimated
presented below is as of June 27, 2006 and   all of the other factors that the Board      expenses and concluded that the levels of
does not reflect any changes that may have   considered in determining whether to         fee waivers/expense limitations for the
occurred since June 27, 2006, including      continue the Advisory Agreement for the      Fund were fair and reasonable.
but not limited to changes to the Fund's     Fund, the Board concluded that no changes
performance, advisory fees, expense
limitations and/or fee waivers.                                                                                          (continued)

AIM V.I. GOVERNMENT SECURITIES FUND

o Breakpoints and economies of scale. The    o Profitability of AIM and its affiliates.   o Other factors and current trends. The
Board reviewed the structure of the Fund's   The Board reviewed information concerning    Board considered the steps that AIM and
advisory fee under the Advisory Agreement,   the profitability of AIM's (and its          its affiliates have taken over the last
noting that it includes one breakpoint.      affiliates') investment advisory and other   several years, and continue to take, in
The Board reviewed the level of the Fund's   activities and its financial condition.      order to improve the quality and
advisory fees, and noted that such fees,     The Board considered the overall             efficiency of the services they provide to
as a percentage of the Fund's net assets,    profitability of AIM, as well as the         the Funds in the areas of investment
have decreased as net assets increased       profitability of AIM in connection with      performance, product line diversification,
because the Advisory Agreement includes a    managing the Fund. The Board noted that      distribution, fund operations, shareholder
breakpoint. The Board concluded that the     AIM's operations remain profitable,          services and compliance. The Board
Fund's fee levels under the Advisory         although increased expenses in recent        concluded that these steps taken by AIM
Agreement therefore reflect economies of     years have reduced AIM's profitability.      have improved, and are likely to continue
scale and that it was not necessary to       Based on the review of the profitability     to improve, the quality and efficiency of
change the advisory fee breakpoints in the   of AIM's and its affiliates' investment      the services AIM and its affiliates
Fund's advisory fee schedule.                advisory and other activities and its        provide to the Fund in each of these
                                             financial condition, the Board concluded     areas, and support the Board's approval of
o Investments in affiliated money market     that the compensation to be paid by the      the continuance of the Advisory Agreement
funds. The Board also took into account      Fund to AIM under its Advisory Agreement     for the Fund.
the fact that uninvested cash and cash       was not excessive.
collateral from securities lending
arrangements, if any (collectively, "cash    o Benefits of soft dollars to AIM. The
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM pursuant   AIM as a result of brokerage transactions
to the terms of an SEC exemptive order.      executed through "soft dollar"
The Board found that the Fund may realize    arrangements. Under these arrangements,
certain benefits upon investing cash         brokerage commissions paid by the Fund
balances in AIM advised money market         and/or other funds advised by AIM are used
funds, including a higher net return,        to pay for research and execution
increased liquidity, increased               services. This research may be used by AIM
diversification or decreased transaction     in making investment decisions for the
costs. The Board also found that the Fund    Fund. The Board concluded that such
will not receive reduced services if it      arrangements were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to the   o AIM's financial soundness in light of
extent the Fund invests uninvested cash in   the Fund's needs. The Board considered
affiliated money market funds, AIM has       whether AIM is financially sound and has
voluntarily agreed to waive a portion of     the resources necessary to perform its
the advisory fees it receives from the       obligations under the Advisory Agreement,
Fund attributable to such investment. The    and concluded that AIM has the financial
Board further determined that the proposed   resources necessary to fulfill its
securities lending program and related       obligations under the Advisory Agreement.
procedures with respect to the lending
Fund is in the best interests of the         o Historical relationship between the Fund
lending Fund and its respective              and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with the   relationship between AIM and the Fund, as
securities lending program in the money      well as the Board's knowledge of AIM's
market funds according to the procedures     operations, and concluded that it was
is in the best interests of the lending      beneficial to maintain the current
Fund and its respective shareholders.        relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the Fund,   administrative, transfer agency and
who is independent of AIM and AIM's          distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in order to assist the    performing such services. In addition to
Board in determining the reasonableness of   reviewing such services, the trustees also
the proposed management fees of the AIM      considered the organizational structure
Funds, including the Fund. The Board noted   employed by AIM and its affiliates to
that the Senior Officer's written            provide those services. Based on the
evaluation had been relied upon by the       review of these and other factors, the
Board in this regard in lieu of a            Board concluded that AIM and its
competitive bidding process. In              affiliates were qualified to continue to
determining whether to continue the          provide non-investment advisory services
Advisory Agreement for the Fund, the Board   to the Fund, including administrative,
considered the Senior Officer's written      transfer agency and distribution services,
evaluation.                                  and that AIM and its affiliates currently
                                             are providing satisfactory non-investment
                                             advisory services.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                PRINCIPAL
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-84.01%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-32.16%(A)

Pass Through Ctfs.,
  8.00%, 05/01/08 to 02/01/35                  $ 27,088,588   $   28,740,384
----------------------------------------------------------------------------
  6.00%, 11/01/08 to 02/01/34                    25,420,248       25,475,101
----------------------------------------------------------------------------
  6.50%, 12/01/08 to 12/01/35                    53,234,568       53,824,248
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 05/01/36                    36,487,940       37,587,233
----------------------------------------------------------------------------
  10.50%, 08/01/19                                   14,691           15,918
----------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                     2,433,610        2,608,838
----------------------------------------------------------------------------
  10.00%, 03/01/21                                  230,078          250,140
----------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                     1,540,746        1,648,818
----------------------------------------------------------------------------
  7.50%, 08/01/24 to 06/01/35                     4,938,075        5,131,172
----------------------------------------------------------------------------
  7.05%, 05/20/27                                   775,322          796,161
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 07/01/21                                20,034,265       18,913,598
----------------------------------------------------------------------------
  5.00%, 07/01/21 to 07/01/36(b)                 58,420,000       55,556,248
----------------------------------------------------------------------------
  5.50%, 07/01/36(b)                             33,312,283       32,000,612
----------------------------------------------------------------------------
  6.00%, 07/01/36(b)                             13,600,000       13,391,750
============================================================================
                                                                 275,940,221
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-40.58%

Pass Through Ctfs.,
  7.50%, 11/01/09 to 06/01/36(a)                 34,743,979       36,024,865
----------------------------------------------------------------------------
  6.50%, 10/01/10 to 10/01/35(a)                 55,709,471       56,486,048
----------------------------------------------------------------------------
  7.00%, 12/01/10 to 06/01/36(a)                 75,362,070       77,514,834
----------------------------------------------------------------------------
  8.00%, 06/01/12 to 05/01/36(a)                 27,261,772       28,748,719
----------------------------------------------------------------------------
  8.50%, 06/01/12 to 10/01/33(a)                  6,539,634        7,018,910
----------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16(a)                   210,478          223,828
----------------------------------------------------------------------------
  6.00%, 03/01/17 to 02/01/34(a)                 14,347,916       14,363,644
----------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33(a)                  2,945,717        2,832,876
----------------------------------------------------------------------------
  6.75%, 07/01/24(a)                              2,413,770        2,456,842
----------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26(a)                    247,989          254,338
----------------------------------------------------------------------------
  7.50%, 01/01/36                                 2,072,843        2,150,574
----------------------------------------------------------------------------
  8.00%, 02/01/36                                 3,252,611        3,388,814
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/21(a)(b)                           4,773,250        4,597,236
----------------------------------------------------------------------------
  5.50%, 07/01/21 to 07/01/36(a)(b)              35,509,268       34,770,816
----------------------------------------------------------------------------
  6.00%, 07/01/21 to 07/01/36(a)(b)              63,507,701       62,997,588
----------------------------------------------------------------------------
  6.50%, 07/01/36(a)(b)                          14,272,996       14,348,821
============================================================================
                                                                 348,178,753
============================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.27%(A)

Pass Through Ctfs.,
  7.50%, 03/15/08 to 10/15/35                  $ 12,618,422   $   13,186,382
----------------------------------------------------------------------------
  9.00%, 09/15/08 to 09/20/17                       269,652          287,811
----------------------------------------------------------------------------
  6.50%, 09/20/08 to 09/15/35                    46,529,876       47,462,017
----------------------------------------------------------------------------
  9.38%, 06/15/09 to 12/15/09                       943,456          980,652
----------------------------------------------------------------------------
  8.00%, 07/15/12 to 09/15/35                     8,690,404        9,229,119
----------------------------------------------------------------------------
  11.00%, 10/15/15                                    2,908            3,195
----------------------------------------------------------------------------
  9.50%, 09/15/16                                     4,201            4,557
----------------------------------------------------------------------------
  7.00%, 04/15/17 to 03/15/36                    13,187,149       13,651,396
----------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                        5,484            6,049
----------------------------------------------------------------------------
  8.50%, 12/15/17 to 04/15/31                     3,041,272        3,261,088
----------------------------------------------------------------------------
  10.00%, 06/15/19                                   86,673           94,993
----------------------------------------------------------------------------
  6.00%, 06/20/20 to 08/15/33                     6,241,091        6,227,846
----------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                     2,218,475        2,272,146
============================================================================
                                                                  96,667,251
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $733,570,537)                                        720,786,225
============================================================================

U.S. GOVERNMENT AGENCY SECURITIES-20.00%(A)

FEDERAL FARM CREDIT BANK-0.88%

Bonds, 5.75%, 01/18/11                            2,000,000        2,023,320
----------------------------------------------------------------------------
Medium Term Notes, 5.75%, 12/07/28                5,500,000        5,554,340
============================================================================
                                                                   7,577,660
============================================================================

FEDERAL HOME LOAN BANK (FHLB)-9.71%

Unsec. Bonds,
  3.50%, 11/15/07                                 4,650,000        4,535,517
----------------------------------------------------------------------------
  4.50%, 08/08/08                                14,375,000       14,114,813
----------------------------------------------------------------------------
  5.75%, 10/27/10                                31,555,000       31,513,031
----------------------------------------------------------------------------
Unsec. Disc. Bonds, 6.00%, 11/16/15(c)            3,625,000        3,565,985
----------------------------------------------------------------------------
Unsec. Global Bonds, 5.13%, 11/01/10             30,000,000       29,625,900
============================================================================
                                                                  83,355,246
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.33%

Unsec. Global Notes,
  4.88%, 08/16/10                                16,500,000       16,161,090
----------------------------------------------------------------------------
  5.00%, 11/01/10                                 7,000,000        6,859,510
----------------------------------------------------------------------------
  5.20%, 03/05/19                                15,000,000       14,094,450
----------------------------------------------------------------------------
  5.50%, 08/20/19                                 9,000,000        8,653,680
============================================================================
                                                                  45,768,730
============================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                PRINCIPAL
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.43%

Unsec. Global Bonds, 6.63%, 11/15/30           $    700,000(d) $      796,306
----------------------------------------------------------------------------
Unsec. Notes,
  6.00%, 11/17/15                                 8,565,000        8,436,696
----------------------------------------------------------------------------
  6.13%, 03/21/16                                 6,195,000        6,102,571
----------------------------------------------------------------------------
  6.50%, 11/25/25                                 4,762,000        4,663,379
----------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  6.74%, 10/09/19(e)                              1,000,000          461,430
----------------------------------------------------------------------------
  7.37%, 10/09/19(e)                                800,000          369,144
============================================================================
                                                                  20,829,526
============================================================================

PRIVATE EXPORT FUNDING CORP.-0.33%

Series G, Sec. Gtd. Notes, 6.67%, 09/15/09        2,701,000        2,794,752
============================================================================

TENNESSEE VALLEY AUTHORITY-1.32%

Series A, Bonds, 6.79%, 05/23/12                  5,000,000        5,315,750
----------------------------------------------------------------------------
Series G, Global Bonds, 5.38%, 11/13/08           6,000,000        5,989,920
============================================================================
                                                                  11,305,670
============================================================================
    Total U.S. Government Agency Securities
      (Cost $175,324,542)                                        171,631,584
============================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. TREASURY SECURITIES-1.25%

U.S. TREASURY BONDS-0.98%

7.50%, 11/15/24(a)                             $  5,715,000(d) $    7,164,267
----------------------------------------------------------------------------
7.63%, 02/15/25(a)                                  550,000          698,588
----------------------------------------------------------------------------
6.88%, 08/15/25(a)                                  500,000          592,970
============================================================================
                                                                   8,455,825
============================================================================

U.S. TREASURY STRIPS-0.27%

6.79%, 11/15/18(a)(e)                             4,405,000        2,294,036
============================================================================
    Total U.S. Treasury Securities (Cost
      $10,773,780)                                                10,749,861
============================================================================

                                                  SHARES
MONEY MARKET FUNDS-22.22%

Government & Agency Portfolio-Institutional
  Class (Cost $190,615,411)(f)                  190,615,411      190,615,411
============================================================================
TOTAL INVESTMENTS-127.48% (Cost
  $1,110,284,270)                                              1,093,783,081
============================================================================
OTHER ASSETS LESS LIABILITIES-(27.48)%                          (235,779,191)
============================================================================
NET ASSETS-100.00%                                            $  858,003,890
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $897,842,197, which represented 104.64% of the Fund's Net Assets. See
    Note 1A.
(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1H.
(c) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 5.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $919,668,859)              $  903,167,670
---------------------------------------------------------------------
Investments in affiliated money market funds (cost
  $190,615,411)                                           190,615,411
=====================================================================
     Total investments (cost $1,110,284,270)            1,093,783,081
=====================================================================
Receivables for:
  Investments sold                                         28,637,846
---------------------------------------------------------------------
  Variation margin                                            266,125
---------------------------------------------------------------------
  Fund shares sold                                            394,082
---------------------------------------------------------------------
  Dividends and Interest                                    6,055,799
---------------------------------------------------------------------
  Fund expenses absorbed                                       48,889
---------------------------------------------------------------------
  Principal paydowns                                           97,549
---------------------------------------------------------------------
Investment for trustee deferred compensation and
  retirement plans                                             59,894
---------------------------------------------------------------------
Other assets                                                    3,918
=====================================================================
     Total assets                                       1,129,347,183
_____________________________________________________________________
=====================================================================


LIABILITIES:

Payables for:
  Investments purchased                                   267,838,307
---------------------------------------------------------------------
  Fund shares reacquired                                       95,356
---------------------------------------------------------------------
  Amount due custodian                                      2,636,971
---------------------------------------------------------------------
  Trustee deferred compensation and retirement plans           92,681
---------------------------------------------------------------------
Accrued administrative services fees                          528,184
---------------------------------------------------------------------
Accrued distribution fees -- Series II                         10,914
---------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                 817
---------------------------------------------------------------------
Accrued transfer agent fees                                     1,456
---------------------------------------------------------------------
Accrued operating expenses                                    138,607
=====================================================================
     Total liabilities                                    271,343,293
=====================================================================
Net assets applicable to shares outstanding            $  858,003,890
_____________________________________________________________________
=====================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                          $  866,202,205
---------------------------------------------------------------------
Undistributed net investment income                        55,028,184
---------------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts             (46,486,047)
---------------------------------------------------------------------
Unrealized appreciation (depreciation) of investment
  securities and futures contracts                        (16,740,452)
=====================================================================
                                                       $  858,003,890
_____________________________________________________________________
=====================================================================


NET ASSETS:

Series I                                               $  840,888,727
_____________________________________________________________________
=====================================================================
Series II                                              $   17,115,163
_____________________________________________________________________
=====================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                                   70,878,918
_____________________________________________________________________
=====================================================================
Series II                                                   1,451,853
_____________________________________________________________________
=====================================================================
Series I:
  Net asset value per share                            $        11.86
_____________________________________________________________________
=====================================================================
Series II:
  Net asset value per share                            $        11.79
_____________________________________________________________________
=====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                         $ 18,225,677
-------------------------------------------------------------
Dividends from affiliated money market funds        3,451,653
=============================================================
     Total investment income                       21,677,330
=============================================================

EXPENSES:

Advisory fees                                       1,957,112
-------------------------------------------------------------
Administrative services fees                        1,125,514
-------------------------------------------------------------
Custodian fees                                         35,690
-------------------------------------------------------------
Distribution fees -- Series II                         22,340
-------------------------------------------------------------
Transfer agent fees                                     8,439
-------------------------------------------------------------
Trustees' and officer's fees and benefits              18,146
-------------------------------------------------------------
Other                                                  65,274
=============================================================
     Total expenses                                 3,232,515
=============================================================
Less: Fees waived                                    (179,078)
=============================================================
     Net expenses                                   3,053,437
=============================================================
Net investment income                              18,623,893
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized (loss) from:
  Investment securities                            (6,641,231)
-------------------------------------------------------------
  Futures contracts                                (2,133,134)
=============================================================
                                                   (8,774,365)
=============================================================
Change in net unrealized (depreciation) of:
  Investment securities                           (10,486,004)
-------------------------------------------------------------
  Futures contracts                                  (239,263)
=============================================================
                                                  (10,725,267)
=============================================================
Net gain (loss) from investment securities and
  futures contracts                               (19,499,632)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $   (875,739)
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 18,623,893    $ 28,009,847
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                           (8,774,365)     (8,167,558)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (10,725,267)     (6,469,700)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (875,739)     13,372,589
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --     (26,201,982)
------------------------------------------------------------------------------------------
  Series II                                                             --        (562,380)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (26,764,362)
==========================================================================================
Share transactions-net:
  Series I                                                      28,898,740     173,693,059
------------------------------------------------------------------------------------------
  Series II                                                     (1,706,550)      1,431,974
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               27,192,190     175,125,033
==========================================================================================
    Net increase in net assets                                  26,316,451     161,733,260
==========================================================================================

NET ASSETS:

  Beginning of period                                          831,687,439     669,954,179
==========================================================================================
  End of period (including undistributed net investment
    income of $55,028,184 and $36,404,291, respectively)      $858,003,890    $831,687,439
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2006

CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:

  Net increase (decrease) in net assets resulting from
    operations                                                  $   (875,739)
============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                       (81,105,407)
----------------------------------------------------------------------------
  Amortization                                                       556,437
----------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                     175,444,387
----------------------------------------------------------------------------
  Realized gain (loss) on investment securities                    6,641,231
----------------------------------------------------------------------------
  Change in unrealized gain (loss) on investment securities       10,486,004
----------------------------------------------------------------------------
  Increase in variation margin receivable                           (266,125)
----------------------------------------------------------------------------
  Increase in receivables and other assets                          (378,757)
----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                     92,566
============================================================================
    Net cash provided by operating activities                    110,594,597
============================================================================

CASH PROVIDED BY FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                96,795,222
----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (69,474,465)
----------------------------------------------------------------------------
  Increase in amount due to custodian                              2,636,971
============================================================================
    Net cash provided by financing activities                     29,957,728
============================================================================
Net increase in cash and cash equivalents                        140,552,325
============================================================================
Cash and cash equivalents at beginning of period                  50,063,086
============================================================================
Cash and cash equivalents at end of period                      $190,615,411
____________________________________________________________________________
============================================================================

See accompany Notes to Financial Statements which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and,

                      AIM V.I. GOVERNMENT SECURITIES FUND
     accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.
H. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.
I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                             0.50%
--------------------------------------------------------------------
Over $250 million                                              0.45%
 ___________________________________________________________________
====================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $179,078.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $101,821 for accounting and fund administrative services and reimbursed $1,023,693 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $8,439.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $22,340.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in the affiliated money market fund for the six months ended June 30, 2006.

                                                                       CHANGE IN
                                                                       UNREALIZED                                         REALIZED
                     VALUE           PURCHASES        PROCEEDS        APPRECIATION         VALUE           DIVIDEND         GAIN
FUND                12/31/05          AT COST        FROM SALES      (DEPRECIATION)       06/30/06          INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-Institutional
  Class           $50,063,086      $306,418,589     $(165,866,264)       $  --          $190,615,411      $3,451,653        $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

                      AIM V.I. GOVERNMENT SECURITIES FUND

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $3,176 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--FUTURES CONTRACTS

On June 30, 2006, $1,200,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF       MONTH/          VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       6/30/06       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Note                                        136       Sept-06/Long    $ 27,578,250      $(100,552)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note                                        517       Sept-06/Long      53,461,031       (337,830)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note                                       273       Sept-06/Long      28,626,609        199,119
=========================================================================================================================
                                                                                           $109,665,890      $(239,263)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2011                                                $11,708,442
-----------------------------------------------------------------------------
December 31, 2012                                                  7,926,972
-----------------------------------------------------------------------------
December 31, 2013                                                 12,902,211
=============================================================================
Total capital loss carryforward                                  $32,537,625
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $208,961,809 and $300,743,984, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    399,338
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,900,534)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(16,501,196)
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 9--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)              DECEMBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     8,046,589    $ 95,503,293    20,898,858    $ 252,971,625
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                       99,868       1,178,580       608,696        7,319,396
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     2,216,750       26,201,982
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        47,822          562,380
=======================================================================================================================
Reacquired:
  Series I                                                    (5,617,210)    (66,604,553)   (8,720,788)    (105,480,548)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (244,672)     (2,885,130)     (536,527)      (6,449,802)
=======================================================================================================================
                                                               2,284,575    $ 27,192,190    14,514,811    $ 175,125,033
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 88% of the outstanding shares of the Fund. The Fund and the Funds's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, AIM and/or AIM affiliates, including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has not knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   SERIES I
                                -------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                               YEAR ENDED DECEMBER 31,
                                 JUNE 30,           -----------------------------------------------------------
                                   2006               2005           2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  11.87           $  12.07       $  12.23    $  12.40    $  11.53    $  11.16
---------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)           0.26               0.45           0.40        0.36        0.49        0.59(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 (0.27)             (0.25)         (0.09)      (0.23)       0.61        0.12
===============================================================================================================
    Total from investment
      operations                    (0.01)              0.20           0.31        0.13        1.10        0.71
===============================================================================================================
Less distributions:
  Dividends from net
    investment income                  --              (0.40)         (0.47)      (0.30)      (0.23)      (0.34)
---------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                     --                 --             --       (0.00)         --          --
===============================================================================================================
    Total distributions                --              (0.40)         (0.47)      (0.30)      (0.23)      (0.34)
===============================================================================================================
Net asset value, end of period   $  11.86           $  11.87       $  12.07    $  12.23    $  12.40    $  11.53
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                     (0.08)%             1.66%          2.56%       1.07%       9.59%       6.41%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $840,889           $812,824       $652,226    $526,482    $428,322    $150,660
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average
  net assets                         0.72%(d)(e)        0.85%(e)       0.87%       0.76%       0.81%       1.08%(f)
===============================================================================================================
Ratio of net investment income
  to average net assets              4.43%(d)           3.68%          3.20%       2.93%       4.01%       5.09%(b)(f)
===============================================================================================================
Ratio of interest expense to
  average net assets                   --%              0.11%          0.09%       0.01%       0.01%       0.28%(f)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(g)             30%               174%            95%        265%        170%        199%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of net investment income to average net assets would have been 5.40%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $831,238,362.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.76% (annualized) and 0.88%, for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                                              SERIES II
                                     --------------------------------------------------------------------------------------------
                                                                                                             SEPTEMBER 19, 2001
                                     SIX MONTHS                                                                  (DATE SALES
                                       ENDED                          YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                      JUNE 30,             ---------------------------------------------        DECEMBER 31,
                                        2006                2005            2004       2003       2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 11.81              $ 12.01         $ 12.17    $ 12.35    $ 11.52           $11.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)               0.24                 0.41            0.36       0.33       0.46             0.16
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      (0.26)               (0.24)          (0.08)     (0.22)      0.60            (0.14)
=================================================================================================================================
    Total from investment
      operations                        (0.02)                0.17            0.28       0.11       1.06             0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                 --                (0.37)          (0.44)     (0.29)     (0.23)           (0.34)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                  --                   --              --      (0.00)        --               --
=================================================================================================================================
    Total distributions                    --                (0.37)          (0.44)     (0.29)     (0.23)           (0.34)
=================================================================================================================================
Net asset value, end of period        $ 11.79              $ 11.81         $ 12.01    $ 12.17    $ 12.35           $11.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                         (0.17)%               1.41%           2.27%      0.93%      9.25%            0.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $17,115              $18,863         $17,728    $22,325    $14,926           $  946
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                 0.97%(c)(d)          1.10%(d)        1.12%      1.01%      1.06%            1.41%(e)
=================================================================================================================================
Ratio of net investment income to
  average net assets                     4.18%(c)             3.43%           2.95%      2.68%      3.76%            4.76%(e)
=================================================================================================================================
Ratio of interest expense to
  average net assets                       --%                0.11%           0.09%      0.01%      0.01%            0.28%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 30%                 174%             95%       265%       170%             199%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of
     $18,019,705
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.01% (annualized) and 1.13%, for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such

                      AIM V.I. GOVERNMENT SECURITIES FUND

Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                      AIM V.I. GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                        AIM V.I. HIGH YIELD FUND
                               Semiannual Report to Shareholders o June 30, 2006


       AIM V.I. HIGH YIELD FUND seeks to achieve a high level of current income.


          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark --                         --Registered Trademark --

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. HIGH YIELD FUND

MANAGEMENT'S DISCUSSION                                                                   We also consider general economic and
OF FUND PERFORMANCE                                                                       market trends in selecting securities for
======================================================================================    the portfolio. Changes in a security's
PERFORMANCE SUMMARY                          =========================================    risk profile or value and overall market
                                             FUND VS. INDEXES                             conditions generally determine buy and
The high yield market proved resilient                                                    sell decisions.
during the six-month reporting period        CUMULATIVE TOTAL RETURNS,
despite a volatile market environment.       12/31/05-6/30/06, EXCLUDING VARIABLE            Measures we use to control risk
AIM V.I. High Yield Fund underperformed      PRODUCT ISSUER CHARGES.                      include:
its style-specific benchmark largely
because of an underweight position in        IF VARIABLE PRODUCT ISSUER CHARGES WERE      o Limiting the portfolio's assets that
auto company bonds relative to the index.    INCLUDED, RETURNS WOULD BE LOWER.            are invested in any one security.
While auto company bonds finished the
reporting period as the best performing      Series I Shares                     2.49%    o Diversifying Fund holdings over
industry, they were volatile. Your Fund                                                   different industries.
benefited from exposure to autos,            Series II Shares                    2.33
particularly from General Motors (GM),                                                       We consider selling a security if its
but not to the same degree as the index.     Lehman Brothers U.S. Aggregate               risk profile deteriorates or we determine
Uncertainty continued to linger over the     Bond Index (Broad Market Index)    -0.72     that there are other securities that are
auto industry. Ford and General Motors                                                    more attractive.
make up a larger share of the index than     Lehman Brothers High Yield
managers believe is appropriate to           Index (Style-Specific Index)        3.14     MARKET CONDITIONS AND YOUR FUND
maintain appropriate risk controls and
diversification for your Fund. Excluding     Lipper High Current Yield Bond               The U.S. Federal Reserve Board continued
variable product issuer charges, your        Fund Index (Peer Group Index)       2.35     raising interest rates during the
Fund did outperform the                                                                   reporting period to contain inflation.
                                             SOURCE: LIPPER INC.                          While inflation figures were a cause of
                                             =========================================    some concern, many economists believed
                                                                                          that oil-price-surge-induced inflation
                                             broad investment-grade market index          would be transitory because labor costs
                                             during the period as high yield bonds        were contained due to global competition
                                             generally outperformed their                 and because of record strong productivity
                                             investment-grade counterparts.               gains.

                                                Your Fund's long-term performance            U.S. high yield bonds generally
                                             appears on page 4.                           outperformed their investment-grade
======================================================================================    counterparts during the reporting period.
                                                                                          In the first quarter of 2006, returns of
HOW WE INVEST                                principal without exposure to undue risk.    the high yield market were boosted by
                                                                                          exposure to the larger issuers--FORD, GM
Your Fund invests primarily in                  We use a bottom-up approach to            and QWEST (no longer a Fund holding).
lower-rated credit quality corporate         investing, focusing on individual            Despite the auto industry's
bonds. Our investment discipline focuses     companies. Our analysts evaluate balance     underperformance in February as a result
on providing attractive current income       sheets and income statements to assess a     of negative auto-supplier concerns, GM
for shareholders and consistent              company's condition. We also seek to own     benefited from the expected sale of GMAC,
performance within a framework designed      securities that are attractively valued      while Ford surprised some investors
to control volatility. Additionally, we      relative to other high yield bonds and
seek growth of shareholders'                 within their respective industries.

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 ISSUERS*

By credit rating quality

AAA                                  9.8%     1.  Wireless Telecommunication              1.  General Motors Acceptance Corp.  3.8%
                                                  Services                        5.9%
AA                                   0.4                                                  2.  Targeted Return Index
                                              2.  Consumer Finance                5.3         Securities Trust                 2.7
A                                    0.4
                                              3.  Broadcasting & Cable TV         4.9     3.  OM Group, Inc.                   1.3
BB                                  24.0
                                              4.  Independent Power Producers             4.  Novelis Inc. (Canada)            1.3
B                                   55.2          & Energy Traders                4.0
                                                                                          5   AES Corp. (The)                  1.3
CCC                                  7.3      5.  Paper Products                  3.7
                                                                                          6.  Goodyear Tire & Rubber Co.
NR                                   0.9                                                      (The)                            1.1

Equity                               1.8     TOTAL NET ASSETS           $53.8 MILLION     7.  Warner Music Group               1.0
                                             TOTAL NUMBER OF HOLDINGS*            227
Cash                                 9.6                                                  8.  Mark West Energy Partners
                                                                                              L.P./ Mark West Energy Finance
                                                                                              Corp.- Series B                  1.0
Source for Credit Quality Rating: Moody's
and Standard & Poor's                                                                     9.  Grupo Transportacion
                                                                                              Ferroviaria Mexicana, S.A.
                                                                                              de C.V. (Mexico)                 1.0

                                                                                          10. Sonat Inc.                       1.0



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM V.I. HIGH YIELD FUND

with better than expected fourth quarter        While the portfolio remained highly       THE VIEWS AND OPINIONS EXPRESSED IN
2005 earnings results and its                diversified to help mitigate volatility,     MANAGEMENT'S DISCUSSION OF FUND
restructuring plan. High yield bond          there were detractors from the Fund's        PERFORMANCE ARE THOSE OF A I M ADVISORS,
returns were buoyed in April by the          performance during the reporting period.     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
strength of equities and corporate           ADELPHIA COMMUNICATIONS--a U.S. cable        TO CHANGE AT ANY TIME BASED ON FACTORS
fundamentals. May generally produced         television provider--was one of our          SUCH AS MARKET AND ECONOMIC CONDITIONS.
negative returns for high yield bonds        biggest detractors. Despite declines in      THESE VIEWS AND OPINIONS MAY NOT BE
because of a volatile Treasury market, a     Adelphia, we maintained our position as      RELIED UPON AS INVESTMENT ADVICE OR
weakening commodity market and severe        the company's assets have recently been      RECOMMENDATIONS, OR AS AN OFFER FOR A
underperformance of equities. June marked    acquired by Time Warner and Comcast.         PARTICULAR SECURITY. THE INFORMATION IS
the worst performance of the high yield                                                   NOT A COMPLETE ANALYSIS OF EVERY ASPECT
market since October 2005. Despite strong       Other detractors from Fund performance    OF ANY MARKET, COUNTRY, INDUSTRY,
credit fundamentals, further volatility      were SELECT MEDICAL, a specialty health      SECURITY OR THE FUND. STATEMENTS OF FACT
in the equity market weighed heavily on      care provider. This holding                  ARE FROM SOURCES CONSIDERED RELIABLE, BUT
high yield bonds, as did a heavy new         underperformed in the first half of the      A I M ADVISORS, INC. MAKES NO
issue calendar.                              period as a result of a proposed             REPRESENTATION OR WARRANTY AS TO THEIR
                                             government change to reimbursement plans     COMPLETENESS OR ACCURACY. ALTHOUGH
   During the reporting period, bonds        for health care services. Other holdings     HISTORICAL PERFORMANCE IS NO GUARANTEE OF
rated in the lowest credit quality           that detracted from performance included     FUTURE RESULTS, THESE INSIGHTS MAY HELP
category, those rated CCC and below,         WOLVERINE TUBE, a manufacturer and           YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
performed the best. We limited exposure      distributor of copper and copper alloy       PHILOSOPHY.
to these lower rated securities due to       tubular products. We sold the holding.
the historically expensive levels of                                                                          PETER EHRET,
these securities. This proved to be             We continued to gradually decrease the                        Chartered Financial
detrimental to the Fund as our primary       portfolio's exposure to lower rated                              Analyst, senior
focus remained on bonds rated B, one of      bonds. We believe valuations for those            [EHRET         portfolio manager, is
the weaker performing categories.            issues were less attractive as yields             PHOTO]         co-lead manager of
                                             between higher and lower rated bonds have                        AIM V.I. High Yield
   We increased our exposure to General      continued to compress. BB-rated issues                           Fund. Mr. Ehret
Motors and GMAC near the middle of the       tend to have a higher performance                                joined AIM in 2001.
reporting period, but maintained an          correlation to U.S. Treasury securities.     He graduated cum laude with a B.S. in
underweight position relative to the         Because of concerns that Treasury yields     economics from the University of
Fund's style-specific benchmark. While       might continue to rise, we maintained a      Minnesota. He also earned an M.S. in real
this exposure to the automobile industry     focus on the less interest rate sensitive    estate appraisal and investment analysis
had a positive impact on Fund                B-rated area of the market.                  from the University of Wisconsin-Madison.
performance, our underweight position
relative to the style-specific benchmark        Our limited exposure to longer
detracted from performance relative to       maturity high yield securities compared                          CAROLYN GIBBS,
that index. However, the Fund's limited      with our style-specific benchmark also                           Chartered Financial
exposure to the automotive and airline       hurt comparative results. Longer maturity                        Analyst, senior
industries at the beginning of the           high yield bonds outperformed                                    portfolio manager, is
reporting period helped reduce               intermediate high yield bonds during the          [GIBBS         co-lead manager of
volatility.                                  reporting period. We generally limit              PHOTO]         AIM V.I. High Yield
                                             positions in more volatile long-term                             Fund. Ms. Gibbs has
   Other issuers that contributed            bonds with higher credit risk, especially                        been in the
positively to performance for the period     given the relatively low yield spread                            investment business
were DOLLAR FINANCIAL, a lending             environment.                                                     since 1983. She
institution, and AMERICAN TOWER, a                                                        joined AIM in 1992. She graduated magna
cellular tower builder. ALAMOSA DELAWARE,    IN CLOSING                                   cum laude from Texas Christian
a convertible preferred bond holding,                                                     University, where she earned a B.A. in
also performed well during the period and    We were encouraged by the resilience of      English. She also earned an M.B.A. in
contributed positively to performance.       the high yield market in the midst of        finance from The Wharton School at the
This holding benefited from the company's    volatile Treasury and equity markets.        University of Pennsylvania.
pending sale. We sold the holding.           During the reporting period, economic
NAVISTAR INTERNATIONAL, an                   growth remained robust and merger and
automotive/truck company, provided a         acquisition activity for the asset class                         DARREN HUGHES,
meaningful return to the Fund at the         continued at a rapid pace, providing a            [HUGHES        Chartered Financial
beginning of the period. Our analysis        solid fundamental underpinning for the             PHOTO]        Analyst, senior
identified a special situation wherein we    market.                                                          portfolio
believed the company would have to prepay                                                 manager, is manager of AIM V.I. High
debt substantially above existing trading       We thank you for your continued           Yield Fund. He joined AIM in 1992.
levels. We sold the holding.                 participation in AIM V.I. High Yield         Mr. Hughes earned a B.B.A. in finance and
                                             Fund.                                        economics from Baylor University.

                                                                                          Assisted by Taxable High Yield Team



                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                          THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                          PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE
=========================================

AVERAGE ANNUAL TOTAL RETURNS                 SHARE CLASSES WILL DIFFER PRIMARILY DUE      ARE NOT INTENDED TO REFLECT ACTUAL
                                             TO DIFFERENT CLASS EXPENSES.                 VARIABLE PRODUCT VALUES. THEY DO NOT
As of 6/30/06                                                                             REFLECT SALES CHARGES, EXPENSES AND FEES
                                                THE PERFORMANCE DATA QUOTED REPRESENT     ASSESSED IN CONNECTION WITH A VARIABLE
SERIES I SHARES                              PAST PERFORMANCE AND CANNOT GUARANTEE        PRODUCT. SALES CHARGES, EXPENSES AND
Inception (5/1/98)                  1.28%    COMPARABLE FUTURE RESULTS; CURRENT           FEES, WHICH ARE DETERMINED BY THE
 5 Years                            6.94     PERFORMANCE MAY BE LOWER OR HIGHER.          VARIABLE PRODUCT ISSUERS, WILL VARY AND
 1 Year                             3.82     PLEASE CONTACT YOUR VARIABLE PRODUCT         WILL LOWER THE TOTAL RETURN.
                                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST
SERIES II SHARES                             RECENT MONTH-END VARIABLE PRODUCT               PER NASD REQUIREMENTS, THE MOST RECENT
Inception                           1.05%    PERFORMANCE. PERFORMANCE FIGURES REFLECT     MONTH-END PERFORMANCE DATA AT THE FUND
 5 Years                            6.72     FUND EXPENSES, REINVESTED DISTRIBUTIONS      LEVEL, EXCLUDING VARIABLE PRODUCT
 1 Year                             3.54     AND CHANGES IN NET ASSET VALUE.              CHARGES, IS AVAILABLE ON THIS AIM
                                             INVESTMENT RETURN AND PRINCIPAL VALUE        AUTOMATED INFORMATION LINE, 866-702-4402.
=========================================    WILL FLUCTUATE SO THAT YOU MAY HAVE A        AS MENTIONED ABOVE, FOR THE MOST RECENT
                                             GAIN OR LOSS WHEN YOU SELL SHARES.           MONTH-END PERFORMANCE INCLUDING VARIABLE
                                                                                          PRODUCT CHARGES, PLEASE CONTACT YOUR
RETURNS SINCE MARCH 26, 2002, THE               AIM V.I. HIGH YIELD FUND, A SERIES        VARIABLE PRODUCT ISSUER OR FINANCIAL
INCEPTION DATE OF SERIES II SHARES, ARE      PORTFOLIO OF AIM VARIABLE INSURANCE          ADVISOR.
HISTORICAL. ALL OTHER RETURNS ARE THE        FUNDS, IS CURRENTLY OFFERED THROUGH
BLENDED RETURNS OF THE HISTORICAL            INSURANCE COMPANIES ISSUING VARIABLE
PERFORMANCE OF SERIES II SHARES SINCE        PRODUCTS. YOU CANNOT PURCHASE SHARES OF
THEIR INCEPTION AND THE RESTATED             THE FUND DIRECTLY. PERFORMANCE FIGURES
HISTORICAL PERFORMANCE OF SERIES I SHARES    GIVEN REPRESENT THE FUND AND
(FOR PERIODS PRIOR TO INCEPTION OF SERIES
II SHARES) ADJUSTED TO REFLECT THE RULE
12b-1 FEES APPLICABLE TO SERIES II
SHARES. THE INCEPTION DATE OF SERIES I
SHARES IS MAY 1, 1998. THE PERFORMANCE OF
THE FUND'S SERIES I AND SERIES II

PRINCIPAL RISKS OF INVESTING IN THE FUND     Aggregate), which represents the U.S.        OTHER INFORMATION
                                             investment-grade fixed-rate bond market
Investing in higher-yielding, lower-rated    (including government and corporate          The average credit quality of the Fund's
corporate bonds, commonly known as junk      securities, mortgage pass-through            holdings as of the close of the reporting
bonds, has a greater risk of price           securities and asset-backed securities),     period represents the weighted average
fluctuation and loss of principal and        is compiled by Lehman Brothers, a global     quality rating of the securities in the
income than U.S. government securities       investment bank.                             portfolio as assigned by Nationally
such as U.S. Treasury bills, notes and                                                    Recognized Statistical Rating
bonds. Treasuries are guaranteed by the         The unmanaged LIPPER HIGH CURRENT         Organizations based on assessment of the
government for repayment of principal and    YIELD BOND FUND INDEX represents an          credit quality of the individual
interest if held to maturity. Fund shares    average of the 30 largest high-yield bond    securities.
are not insured, and their value and         funds tracked by Lipper Inc., an
yield will vary with market conditions.      independent mutual fund performance             The returns shown in management's
Investors should carefully assess the        monitor.                                     discussion of Fund performance are based
risk associated with investing in the                                                     on net asset values calculated for
Fund.                                           The unmanaged LEHMAN BROTHERS HIGH        shareholder transactions. Generally
                                             YIELD INDEX, which represents the            accepted accounting principles require
   The Fund may invest up to 25% of its      performance of high-yield debt               adjustments to be made to the net assets
assets in the securities of non-U.S.         securities, is compiled by Lehman            of the Fund at period end for financial
issuers. International investing presents    Brothers, a global investment bank.          reporting purposes, and as such, the net
risks not associated with investing                                                       asset values for shareholder transactions
solely in the United States. These              The Fund is not managed to track the      and the returns based on those net asset
include risks relating to the fluctuation    performance of any particular index,         values may differ from the net asset
in the value of the U.S. dollar relative     including the indexes defined here, and      values and returns reported in the
to the values of the currencies, the         consequently, the performance of the Fund    Financial Highlights. Additionally, the
custody arrangements made for the Fund's     may deviate significantly from the           returns and net asset values shown
foreign holdings, differences in             performance of the indexes.                  throughout this report are at the Fund
accounting, political risks and the                                                       level only and do not include variable
lesser degree of public information             A direct investment cannot be made in     product issuer charges. If such charges
required to be provided by non-U.S.          an index. Unless otherwise indicated,        were included, the total returns would be
companies.                                   index results include reinvested             lower.
                                             dividends, and they do not reflect sales
ABOUT INDEXES USED IN THIS REPORT            charges. Performance of an index of funds
                                             reflects fund expenses; performance of a
The unmanaged LEHMAN BROTHERS U.S.           market index does not.
AGGREGATE BOND INDEX (the Lehman

AIM V.I. HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information         cumulative total returns at net asset
ongoing costs, including management fees;    about actual account values and actual       value after expenses for the six months
distribution and/or service fees (12b-1);    expenses. You may use the information in     ended June 30, 2006, appear in the table
and other Fund expenses. This example is     this table, together with the amount you     "Fund vs. Indexes" on page 2.
intended to help you understand your         invested, to estimate the expenses that
ongoing costs (in dollars) of investing      you paid over the period. Simply divide         THE HYPOTHETICAL ACCOUNT VALUES AND
in the Fund and to compare these costs       your account value by $1,000 (for            EXPENSES MAY NOT BE USED TO ESTIMATE THE
with ongoing costs of investing in other     example, an $8,600 account value divided     ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          YOU PAID FOR THE PERIOD. YOU MAY USE THIS
investment of $1,000 invested at the         result by the number in the table under      INFORMATION TO COMPARE THE ONGOING COSTS
beginning of the period and held for the     the heading entitled "Actual Expenses        OF INVESTING IN THE FUND AND OTHER FUNDS.
entire period January 1, 2006, through       Paid During Period" to estimate the          TO DO SO, COMPARE THIS 5% HYPOTHETICAL
June 30, 2006.                               expenses you paid on your account during     EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
                                             this period.                                 THAT APPEAR IN THE SHAREHOLDER REPORTS OF
   The actual and hypothetical expenses                                                   THE OTHER FUNDS.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON
the effect of any fees or other expenses     PURPOSES                                        Please note that the expenses shown in
assessed in connection with a variable                                                    the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides information    ongoing costs. Therefore, the
would be higher while the ending account     about hypothetical account values and        hypothetical information is useful in
values shown would be lower.                 hypothetical expenses based on the Fund's    comparing ongoing costs, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
                                             of return of 5% per                          costs of owning different funds.

====================================================================================================================================

                                                   ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING            ENDING             EXPENSES          ENDING             EXPENSES       ANNUALIZED
  SHARE            ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING     ACCOUNT VALUE       PAID DURING       EXPENSE
  CLASS              (1/1/06)          (6/30/06)(1)          PERIOD(2)        (6/30/06)           PERIOD(2)        RATIO
Series I             $1,000.00           $1,024.90              $4.82         $1,020.03             $4.81          0.96%
Series II             1,000.00            1,023.30               6.07          1,018.79              6.06          1.21


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        services to be provided by AIM under the     performance, which did not change their
Insurance Funds (the "Board") oversees       Advisory Agreement was appropriate and       conclusions.
the management of AIM V.I. High Yield        that AIM currently is providing services
Fund (the "Fund") and, as required by        in accordance with the terms of the          o Meetings with the Fund's portfolio
law, determines annually whether to          Advisory Agreement.                          managers and investment personnel. With
approve the continuance of the Fund's                                                     respect to the Fund, the Board is meeting
advisory agreement with A I M Advisors,      o The quality of services to be provided     periodically with such Fund's portfolio
Inc. ("AIM"). Based upon the                 by AIM. The Board reviewed the               managers and/or other investment
recommendation of the Investments            credentials and experience of the            personnel and believes that such
Committee of the Board, at a meeting held    officers and employees of AIM who will       individuals are competent and able to
on June 27, 2006, the Board, including       provide investment advisory services to      continue to carry out their
all of the independent trustees, approved    the Fund. In reviewing the qualifications    responsibilities under the Advisory
the continuance of the advisory agreement    of AIM to provide investment advisory        Agreement.
(the "Advisory Agreement") between the       services, the Board considered such
Fund and AIM for another year, effective     issues as AIM's portfolio and product        o Overall performance of AIM. The Board
July 1, 2006.                                review process, various back office          considered the overall performance of AIM
                                             support functions provided by AIM and        in providing investment advisory and
    The Board considered the factors         AIM's equity and fixed income trading        portfolio administrative services to the
discussed below in evaluating the            operations. Based on the review of these     Fund and concluded that such performance
fairness and reasonableness of the           and other factors, the Board concluded       was satisfactory.
Advisory Agreement at the meeting on         that the quality of services to be
June 27, 2006 and as part of the Board's     provided by AIM was appropriate and that     o Fees relative to those of clients of
ongoing oversight of the Fund. In their      AIM currently is providing satisfactory      AIM with comparable investment
deliberations, the Board and the             services in accordance with the terms of     strategies. The Board reviewed the
independent trustees did not identify any    the Advisory Agreement.                      effective advisory fee rate (before
particular factor that was controlling,                                                   waivers) for the Fund under the Advisory
and each trustee attributed different        o The performance of the Fund relative to    Agreement. The Board noted that this rate
weights to the various factors.              comparable funds. The Board reviewed the     was (i) above the effective advisory fee
                                             performance of the Fund during the past      rate (before waivers) for a mutual fund
    One responsibility of the independent    one, three and five calendar years           advised by AIM with investment strategies
Senior Officer of the Fund is to manage      against the performance of funds advised     comparable to those of the Fund; and (ii)
the process by which the Fund's proposed     by other advisors with investment            above the effective sub-advisory fee rate
management fees are negotiated to ensure     strategies comparable to those of the        for one offshore fund advised and
that they are negotiated in a manner         Fund. The Board noted that the Fund's        sub-advised by AIM affiliates with
which is at arms' length and reasonable.     performance was above the median             investment strategies comparable to those
To that end, the Senior Officer must         performance of such comparable funds for     of the Fund, although the total advisory
either supervise a competitive bidding       the one and three year periods and below     fees for such offshore fund were
process or prepare an independent written    such median performance for the five year    comparable to those for the Fund. The
evaluation. The Senior Officer has           period. Based on this review and after       Board noted that AIM has agreed to limit
recommended an independent written           taking account of all of the other           the Fund's total operating expenses, as
evaluation in lieu of a competitive          factors that the Board considered in         discussed below. Based on this review,
bidding process and, upon the direction      determining whether to continue the          the Board concluded that the advisory fee
of the Board, has prepared such an           Advisory Agreement for the Fund, the         rate for the Fund under the Advisory
independent written evaluation. Such         Board concluded that no changes should be    Agreement was fair and reasonable.
written evaluation also considered           made to the Fund and that it was not
certain of the factors discussed below.      necessary to change the Fund's portfolio     o Fees relative to those of comparable
In addition, as discussed below, the         management team at this time. Although       funds with other advisors. The Board
Senior Officer made a recommendation to      the independent written evaluation of the    reviewed the advisory fee rate for the
the Board in connection with such written    Fund's Senior Officer (discussed below)      Fund under the Advisory Agreement. The
evaluation.                                  only considered Fund performance through     Board compared effective contractual
                                             the most recent calendar year, the Board     advisory fee rates at a common asset
    The discussion below serves as a         also reviewed more recent Fund               level at the end of the past calendar
summary of the Senior Officer's              performance, which did not change their      year and noted that the Fund's rate was
independent written evaluation and           conclusions.                                 comparable to the median rate of the
recommendation to the Board in connection                                                 funds advised by other advisors with
therewith, as well as a discussion of the    o The performance of the Fund relative to    investment strategies comparable to those
material factors and the conclusions with    indices. The Board reviewed the              of the Fund that the Board reviewed. The
respect thereto that formed the basis for    performance of the Fund during the past      Board noted that AIM has agreed to limit
the Board's approval of the Advisory         one, three and five calendar years           the Fund's total operating expenses, as
Agreement. After consideration of all of     against the performance of the Lipper        discussed below. Based on this review,
the factors below and based on its           Variable Underlying Fund High Yield          the Board concluded that the advisory fee
informed business judgment, the Board        Index. The Board noted that the Fund's       rate for the Fund under the Advisory
determined that the Advisory Agreement is    performance for the one and three year       Agreement was fair and reasonable.
in the best interests of the Fund and its    periods was comparable to the performance
shareholders and that the compensation to    of such Index and below such Index for       o Expense limitations and fee waivers.
AIM under the Advisory Agreement is fair     the five year period. Based on this          The Board noted that AIM has
and reasonable and would have been           review and after taking account of all of    contractually agreed to waive fees and/or
obtained through arm's length                the other factors that the Board             limit expenses of the Fund through April
negotiations.                                considered in determining whether to         30, 2008 in an amount necessary to limit
                                             continue the Advisory Agreement for the      total annual operating expenses to a
    Unless otherwise stated, information     Fund, the Board concluded that no changes    specified percentage of average daily net
presented below is as of June 27, 2006       should be made to the Fund and that it       assets for each class of the Fund. The
and does not reflect any changes that may    was not necessary to change the Fund's       Board considered the contractual nature
have occurred since June 27, 2006,           portfolio management team at this time.      of this fee waiver/expense limitation and
including but not limited to changes to      Although the independent written             noted that it remains in effect until
the Fund's performance, advisory fees,       evaluation of the Fund's Senior Officer      April 30, 2008. The Board considered the
expense limitations and/or fee waivers.      (discussed below) only considered Fund       effect this fee waiver/expense limitation
                                             performance through the most recent          would have on the Fund's estimated
o The nature and extent of the advisory      calendar year, the Board also reviewed       expenses and concluded that the levels of
services to be provided by AIM. The Board    more recent Fund                             fee waivers/expense limitations for the
reviewed the services to be provided by                                                   Fund were fair and reasonable.
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of                                                                                                             (continued)

AIM V.I. HIGH YIELD FUND

o Breakpoints and economies of scale. The    o Profitability of AIM and its               o Other factors and current trends. The
Board reviewed the structure of the          affiliates. The Board reviewed               Board considered the steps that AIM and
Fund's advisory fee under the Advisory       information concerning the profitability     its affiliates have taken over the last
Agreement, noting that it includes three     of AIM's (and its affiliates') investment    several years, and continue to take, in
breakpoints. The Board reviewed the level    advisory and other activities and its        order to improve the quality and
of the Fund's advisory fees, and noted       financial condition. The Board considered    efficiency of the services they provide
that such fees, as a percentage of the       the overall profitability of AIM, as well    to the Funds in the areas of investment
Fund's net assets, would decrease as net     as the profitability of AIM in connection    performance, product line
assets increase because the Advisory         with managing the Fund. The Board noted      diversification, distribution, fund
Agreement includes breakpoints. The Board    that AIM's operations remain profitable,     operations, shareholder services and
noted that, due to the Fund's asset          although increased expenses in recent        compliance. The Board concluded that
levels at the end of the past calendar       years have reduced AIM's profitability.      these steps taken by AIM have improved,
year and the way in which the advisory       Based on the review of the profitability     and are likely to continue to improve,
fee breakpoints have been structured, the    of AIM's and its affiliates' investment      the quality and efficiency of the
Fund has yet to benefit from the             advisory and other activities and its        services AIM and its affiliates provide
breakpoints. The Board concluded that the    financial condition, the Board concluded     to the Fund in each of these areas, and
Fund's fee levels under the Advisory         that the compensation to be paid by the      support the Board's approval of the
Agreement therefore would reflect            Fund to AIM under its Advisory Agreement     continuance of the Advisory Agreement for
economies of scale at higher asset levels    was not excessive.                           the Fund.
and that it was not necessary to change
the advisory fee breakpoints in the          o Benefits of soft dollars to AIM. The
Fund's advisory fee schedule.                Board considered the benefits realized by
                                             AIM as a result of brokerage transactions
o Investments in affiliated money market     executed through "soft dollar"
funds. The Board also took into account      arrangements. Under these arrangements,
the fact that uninvested cash and cash       brokerage commissions paid by the Fund
collateral from securities lending           and/or other funds advised by AIM are
arrangements, if any (collectively, "cash    used to pay for research and execution
balances") of the Fund may be invested in    services. This research may be used by
money market funds advised by AIM            AIM in making investment decisions for
pursuant to the terms of an SEC exemptive    the Fund. The Board concluded that such
order. The Board found that the Fund may     arrangements were appropriate.
realize certain benefits upon investing
cash balances in AIM advised money market    o AIM's financial soundness in light of
funds, including a higher net return,        the Fund's needs. The Board considered
increased liquidity, increased               whether AIM is financially sound and has
diversification or decreased transaction     the resources necessary to perform its
costs. The Board also found that the Fund    obligations under the Advisory Agreement,
will not receive reduced services if it      and concluded that AIM has the financial
invests its cash balances in such money      resources necessary to fulfill its
market funds. The Board noted that, to       obligations under the Advisory Agreement.
the extent the Fund invests uninvested
cash in affiliated money market funds,       o Historical relationship between the
AIM has voluntarily agreed to waive a        Fund and AIM. In determining whether to
portion of the advisory fees it receives     continue the Advisory Agreement for the
from the Fund attributable to such           Fund, the Board also considered the prior
investment. The Board further determined     relationship between AIM and the Fund, as
that the proposed securities lending         well as the Board's knowledge of AIM's
program and related procedures with          operations, and concluded that it was
respect to the lending Fund is in the        beneficial to maintain the current
best interests of the lending Fund and       relationship, in part, because of such
its respective shareholders. The Board       knowledge. The Board also reviewed the
therefore concluded that the investment      general nature of the non-investment
of cash collateral received in connection    advisory services currently performed by
with the securities lending program in       AIM and its affiliates, such as
the money market funds according to the      administrative, transfer agency and
procedures is in the best interests of       distribution services, and the fees
the lending Fund and its respective          received by AIM and its affiliates for
shareholders.                                performing such services. In addition to
                                             reviewing such services, the trustees
o Independent written evaluation and         also considered the organizational
recommendations of the Fund's Senior         structure employed by AIM and its
Officer. The Board noted that, upon their    affiliates to provide those services.
direction, the Senior Officer of the         Based on the review of these and other
Fund, who is independent of AIM and AIM's    factors, the Board concluded that AIM and
affiliates, had prepared an independent      its affiliates were qualified to continue
written evaluation in order to assist the    to provide non-investment advisory
Board in determining the reasonableness      services to the Fund, including
of the proposed management fees of the       administrative, transfer agency and
AIM Funds, including the Fund. The Board     distribution services, and that AIM and
noted that the Senior Officer's written      its affiliates currently are providing
evaluation had been relied upon by the       satisfactory non-investment advisory
Board in this regard in lieu of a            services.
competitive bidding process. In
determining whether to continue the
Advisory Agreement for the Fund, the
Board considered the Senior Officer's
written evaluation.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-83.17%

AEROSPACE & DEFENSE-2.05%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 06/01/11(a)                    $  261,000   $   270,135
-----------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)(b)                           160,000       166,400
-----------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Gtd. Notes,
  6.63%, 02/01/16(a)                              165,000       157,987
-----------------------------------------------------------------------
  Sr. Unsec. Putable Notes,
  2.00%, 02/01/11 (Acquired 01/30/06; Cost
  $110,000)(a)(c)                                 110,000       109,175
-----------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                              162,000       152,280
-----------------------------------------------------------------------
L-3 Communications Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.13%, 01/15/14(a)                               84,000        80,220
-----------------------------------------------------------------------
  -Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.38%, 10/15/15(a)                              103,000        98,623
-----------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11(a)                        64,000        66,960
=======================================================================
                                                              1,101,780
=======================================================================

ALTERNATIVE CARRIERS-0.79%

Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Notes,
  9.50%, 04/15/14
  (Acquired 04/06/06; Cost $105,000)(a)(c)        105,000       104,475
-----------------------------------------------------------------------
Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  10.75%, 10/15/11(a)(b)                          310,000       322,400
=======================================================================
                                                                426,875
=======================================================================

ALUMINUM-1.49%

Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                       103,000       103,386
-----------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Notes,
  7.25%, 02/15/15
  (Acquired 05/05/06-06/21/06; Cost
  $698,063)(a)(c)                                 725,000       699,625
=======================================================================
                                                                803,011
=======================================================================

APPAREL RETAIL-1.47%

Mothers Work Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10(a)                             400,000       418,000
-----------------------------------------------------------------------
Payless ShoeSource, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 08/01/13(a)                              360,000       374,400
=======================================================================
                                                                792,400
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


APPAREL, ACCESSORIES & LUXURY GOODS-1.60%

Broder Brothers Co.-Series B,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 10/15/10(a)                          $  351,000   $   328,185
-----------------------------------------------------------------------
Levi Strauss & Co., Sr. Notes,
  8.88%, 04/01/16
  (Acquired 06/15/06-06/29/06; Cost
  $205,931)(a)(c)                                 215,000       206,400
-----------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Sub. Global Notes,
  8.88%, 09/15/13(a)                              212,000       208,820
-----------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                     117,000       119,340
=======================================================================
                                                                862,745
=======================================================================

AUTO PARTS & EQUIPMENT-1.80%

Autocam Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.88%, 06/15/14(a)                       91,000        56,193
-----------------------------------------------------------------------
Cooper-Standard Automotive, Inc., Sr. Unsec.
  Gtd. Global Notes,
  7.00%, 12/15/12(a)                              210,000       189,000
-----------------------------------------------------------------------
Delphi Corp., Global Notes,
  6.50%, 05/01/09(a)(d)                           105,000        88,069
-----------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.63%, 11/15/14(a)(b)                    160,000       160,400
-----------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                     198,000       210,870
-----------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)                              285,000       265,762
=======================================================================
                                                                970,294
=======================================================================

AUTOMOBILE MANUFACTURERS-0.41%

General Motors Corp., Global Notes,
  7.20%, 01/15/11(a)                              250,000       222,500
=======================================================================

BROADCASTING & CABLE TV-4.72%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(d)                   178,000        97,900
-----------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes,
  8.00%, 04/30/12
  (Acquired 05/11/04-07/09/04; Cost
  $215,825)(a)(c)                                 223,000       222,442
-----------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Unsub. Notes, 7.63%, 04/01/11(a)                382,000       383,910
-----------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 6.38%, 10/01/11(a)                       150,000       144,188
-----------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.
  (Bermuda), Sr. Global Notes,
  8.25%, 01/15/13(a)                              407,000       405,982
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Mediacom Broadband LLC/ Mediacom Broadband
  Corp., Sr. Global Notes,
  8.50%, 10/15/15(a)                           $  155,000   $   150,350
-----------------------------------------------------------------------
NTL Cable PLC, Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(a)                              180,000       178,650
-----------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12
  (Acquired 08/13/04-05/09/06; Cost
  $476,371)(a)(c)                                 463,000       488,465
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.00%, 03/15/12(a)                              120,000       122,100
-----------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)                212,000       202,460
-----------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Floating Rate
  Notes, 9.65%, 05/01/13
  (Acquired 04/21/06; Cost $155,000)(a)(c)(e)     155,000       142,988
=======================================================================
                                                              2,539,435
=======================================================================

BUILDING PRODUCTS-0.79%

Indalex Holding Corp., Sr. Sec. Notes,
  11.50%, 02/01/14 (Acquired
  01/30/06-04/28/06; Cost $407,112)(a)(c)         415,000       425,375
=======================================================================

CASINOS & GAMING-2.25%

Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)                              207,000       197,426
-----------------------------------------------------------------------
MGM Mirage, Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(a)                              273,000       256,620
-----------------------------------------------------------------------
Penn National Gaming, Inc.,
  Sr. Unsec. Sub. Global Notes,
  6.75%, 03/01/15(a)                              199,000       188,055
-----------------------------------------------------------------------
Poster Financial Group, Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                       324,000       337,770
-----------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11(a)                       104,000       109,980
-----------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                     124,000       121,365
=======================================================================
                                                              1,211,216
=======================================================================

COMMODITY CHEMICALS-1.01%

Basell AF SCA (Luxembourg), Sr. Sec. Gtd.
  Sub. Notes, 8.38%, 08/15/15 (Acquired
  05/18/06; Cost $153,644)(a)(c)                  155,000       149,963
-----------------------------------------------------------------------
BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)                111,000       119,880
-----------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands),
  Unsec. Gtd. Yankee Deb.,
  8.10%, 03/15/27
  (Acquired 01/06/05-05/04/05; Cost
  $281,370)(a)(c)                                 297,000       274,725
=======================================================================
                                                                544,568
=======================================================================

COMMUNICATIONS EQUIPMENT-0.60%

MasTec, Inc.-Series B, Sr. Sub. Notes, 7.75%,
  02/01/08(a)                                     325,000       325,000
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


CONSTRUCTION & ENGINEERING-0.27%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes,
  7.75%, 12/15/13(a)                           $  156,000   $   144,300
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.68%

Case New Holland Inc., Sr. Gtd. Global Notes,
  9.25%, 08/01/11(a)                              170,000       179,775
-----------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                              190,000       186,200
=======================================================================
                                                                365,975
=======================================================================

CONSTRUCTION MATERIALS-1.02%

Goodman Global Holding Co., Inc., Sr. Unsec.
  Sub. Global Notes,
  7.88%, 12/15/12(a)                               49,000        47,652
-----------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes,
  9.50%, 11/01/12
  (Acquired 10/28/04-01/03/06; Cost
  $178,150)(a)(c)                                 178,000       186,455
-----------------------------------------------------------------------
U.S. Concrete, Inc.,
  Sr. Sub. Notes,
  8.38%, 04/01/14
  (Acquired 06/29/06; Cost $108,086)(a)(c)        110,000       108,900
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14(a)                              205,000       202,694
=======================================================================
                                                                545,701
=======================================================================

CONSUMER FINANCE-5.29%

Dollar Financial Group, Inc., Sr. Gtd. Global
  Notes, 9.75%, 11/15/11(a)                       327,000       353,160
-----------------------------------------------------------------------
Ford Motor Credit Co., Notes,
  6.63%, 06/16/08(a)                              454,000       434,592
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds,
  8.00%, 11/01/31(a)                              605,000       582,312
-----------------------------------------------------------------------
  Global Notes,
  4.50%, 07/15/06(a)                               55,000        54,986
-----------------------------------------------------------------------
  6.13%, 09/15/06(a)                              390,000       390,000
-----------------------------------------------------------------------
  6.75%, 12/01/14(a)(b)                           310,000       289,952
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  5.85%, 01/14/09(a)                              570,000       550,158
-----------------------------------------------------------------------
  Series GM,
  Sr. Medium Term Notes,
  6.31%, 11/30/07(a)                              198,000       192,549
=======================================================================
                                                              2,847,709
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.18%

Worldspan L.P./WS Financing Corp., Sr. Sec.
  Gtd. Floating Rate Global Second Lien
  Notes, 11.42%, 02/15/11(a)(e)                   100,000        97,000
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

DISTILLERS & VINTNERS-0.13%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes,
  8.13%, 01/15/12(a)                           $   68,000   $    70,465
=======================================================================

DIVERSIFIED CHEMICALS-1.01%

Ineos Group Holdings PLC (United Kingdom),
  Notes, 8.50%, 02/15/16 (Acquired
  03/08/06-05/10/06; Cost $296,638)(a)(b)(c)      310,000       293,725
-----------------------------------------------------------------------
Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14(a)                       250,000       248,125
=======================================================================
                                                                541,850
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.57%

Corrections Corp. of America, Sr. Unsec. Gtd.
  Sub. Global Notes,
  6.25%, 03/15/13(a)                              171,000       162,664
-----------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                       143,000       143,715
=======================================================================
                                                                306,379
=======================================================================

DIVERSIFIED METALS & MINING-0.31%

Aleris International Inc., Sr. Sec. Gtd.
  Global Notes, 10.38%, 10/15/10(a)               155,000       167,788
=======================================================================

DRUG RETAIL-0.87%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Unsec. Global Notes,
  7.63%, 08/01/12(a)                              238,000       231,157
-----------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Sec. Gtd. Second Lien Global Notes,
  8.13%, 05/01/10(a)                              103,000       104,159
-----------------------------------------------------------------------
  Unsec. Notes,
  6.13%, 12/15/08 (Acquired
  09/15/05-03/10/06; Cost $129,204)(a)(c)         137,000       134,089
=======================================================================
                                                                469,405
=======================================================================

ELECTRIC UTILITIES-2.52%

Dynegy Holdings Inc., Sr. Unsec. Notes,
  8.38%, 05/01/16 (Acquired 03/29/06; Cost
  $185,000)(a)(c)                                 185,000       183,150
-----------------------------------------------------------------------
Edison Mission Energy, Sr. Notes,
  7.75%, 06/15/16
  (Acquired 05/19/06; Cost $155,000)(a)(c)        155,000       152,675
-----------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds,
  7.16%, 01/15/14(a)                              189,164       190,110
-----------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second
  Priority Putable Global Notes,
  8.75%, 05/01/34(a)                              250,000       266,875
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                      331,000       371,548
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

Nevada Power Co., General Refunding Mortgage
  Notes, 5.95%, 03/15/16 (Acquired 01/10/06;
  Cost $54,858)(a)(c)                          $   55,000   $    51,820
-----------------------------------------------------------------------
Reliant Energy Inc., Sr. Sec. Gtd. Notes,
  6.75%, 12/15/14(a)                              150,000       139,125
=======================================================================
                                                              1,355,303
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.12%

Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes,
  8.50%, 12/01/08(a)                              294,000       305,025
-----------------------------------------------------------------------
Allied Waste North America Inc., Sr. Sec.
  Notes, 7.13%, 05/15/16 (Acquired 05/04/06;
  Cost $307,349)(a)(c)                            310,000       294,500
=======================================================================
                                                                599,525
=======================================================================

FOOD RETAIL-0.22%

Ahold Finance USA, Inc., Sr. Unsec. Gtd.
  Unsub. Notes,
  8.25%, 07/15/10(a)                              115,000       119,888
=======================================================================

FOREST PRODUCTS-0.54%

Ainsworth Lumber Co. Ltd. (Canada), Sr.
  Unsec. Yankee Notes,
  6.75%, 03/15/14(a)                               53,000        41,207
-----------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes,
  7.75%, 11/15/13(a)                              322,000       246,330
=======================================================================
                                                                287,537
=======================================================================

GAS UTILITIES-0.24%

SEMCO Energy, Inc.,
  Sr. Global Notes,
  7.75%, 05/15/13(a)                               68,000        68,340
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.13%, 05/15/08(a)                               60,000        59,850
=======================================================================
                                                                128,190
=======================================================================

GENERAL MERCHANDISE STORES-0.25%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                              135,000       134,325
=======================================================================

HEALTH CARE FACILITIES-2.96%

Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes,
  9.13%, 06/01/12(a)                              147,000       152,880
-----------------------------------------------------------------------
HCA, Inc.,
  Global Bonds,
  6.50%, 02/15/16(a)                              165,000       153,392
-----------------------------------------------------------------------
  Notes,
  7.50%, 11/06/33(a)                              165,000       152,454
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(a)                              110,000       102,409
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

Healthsouth Corp., Sr. Notes,
  10.75%, 06/15/16 (Acquired 06/09/06; Cost
  $147,758)(a)(c)                              $  150,000   $   148,500
-----------------------------------------------------------------------
Select Medical Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes, 7.63%,
  02/01/15(a)                                     338,000       294,060
-----------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Global Notes,
  9.88%, 07/01/14(a)                               72,000        72,540
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                              409,000       366,055
-----------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)                              155,000       151,125
=======================================================================
                                                              1,593,415
=======================================================================

HEALTH CARE SERVICES-2.24%

AmeriPath, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 04/01/13(a)                      305,000       321,012
-----------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes,
  6.88%, 12/15/15(a)                              165,000       158,813
-----------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes, 9.88%, 03/15/15(a)                        56,000        58,170
-----------------------------------------------------------------------
Universal Hospital Services Inc.,
  Sr. Unsec. Global Notes,
  10.13%, 11/01/11(a)                             345,000       358,368
-----------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 08/15/12(a)                       295,000       308,644
=======================================================================
                                                              1,205,007
=======================================================================

HEALTH CARE SUPPLIES-0.28%

Inverness Medical Innovations, Inc.,
  Sr. Sub. Global Notes,
  8.75%, 02/15/12(a)                              155,000       151,125
=======================================================================

HOMEBUILDING-0.30%

Technical Olympic USA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(a)                              163,000       158,314
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.94%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Notes, 8.75%, 10/04/11 (Acquired 09/27/04;
  Cost $183,000)(a)(c)                            183,000       184,601
-----------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                       260,000       260,000
-----------------------------------------------------------------------
NCL Corp., Sr. Unsub. Global Notes, 10.63%,
  07/15/14(a)                                     426,000       420,675
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes,
  7.88%, 05/01/12(a)                              172,000       179,525
=======================================================================
                                                              1,044,801
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


HOUSEHOLD APPLIANCES-0.09%

Gregg Appliances Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 02/01/13(a)                    $   53,000   $    48,959
=======================================================================

HOUSEHOLD PRODUCTS-0.19%

Spectrum Brands, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 02/01/15(a)                              125,000       101,563
=======================================================================

HOUSEWARES & SPECIALTIES-0.68%

Jarden Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.75%, 05/01/12(a)                       255,000       262,650
-----------------------------------------------------------------------
Johnsondiversey Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes,
  9.63%, 05/15/12(a)                              105,000       105,262
=======================================================================
                                                                367,912
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.03%

AES Corp. (The),
  Sr. Sec. Second Priority Notes,
  8.75%, 05/15/13 (Acquired
  04/13/06-04/27/06; Cost $287,794)(a)(c)         265,000       284,875
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)                              396,000       399,960
-----------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                              349,708       370,690
-----------------------------------------------------------------------
Mirant North America LLC, Sr. Notes,
  7.38%, 12/31/13
  (Acquired 12/20/05-06/15/06; Cost
  $268,813)(a)(c)                                 270,000       263,250
-----------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.25%, 02/01/14(a)                              160,000       156,400
-----------------------------------------------------------------------
  7.38%, 02/01/16(a)                              160,000       156,400
=======================================================================
                                                              1,631,575
=======================================================================

INDUSTRIAL CONGLOMERATES-0.38%

TransDigm Inc., Sr. Sub. Notes,
  7.75%, 07/15/14
  (Acquired 06/20/06; Cost $205,000)(a)(c)        205,000       205,000
=======================================================================

INDUSTRIAL MACHINERY-0.42%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes, 8.88%, 11/01/13(a)                       218,000       223,450
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

Empresa Brasileira de Telecommunicacoes S.A.
  (Brazil)-Series B, Gtd. Global Notes,
  11.00%, 12/15/08(a)                             216,000       234,090
-----------------------------------------------------------------------
Hawaiian Telcom Communications Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 12.50%,
  05/01/15(a)(b)                                  200,000       210,500
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Madison River Capital, LLC/Madison River
  Finance Corp., Sr. Unsec. Notes,
  13.25%, 03/01/10(a)                          $  100,000   $   104,688
-----------------------------------------------------------------------
Windstream Corp., Sr. Notes,
  8.13%, 08/01/13
  (Acquired 06/28/06; Cost $400,000)(a)(c)        400,000       410,000
=======================================================================
                                                                959,278
=======================================================================


METAL & GLASS CONTAINERS-1.02%


Greif, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12(a)                       263,000       278,122
-----------------------------------------------------------------------
Owens-Brockway Glass Container Inc.,
  Sr. Sec. Gtd. Global Notes,
  8.75%, 11/15/12(a)                              203,000       211,374
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.25%, 05/15/13(a)                               56,000        56,700
=======================================================================
                                                                546,196
=======================================================================


MOVIES & ENTERTAINMENT-1.83%


AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes,
  9.88%, 02/01/12(a)                              133,000       133,000
-----------------------------------------------------------------------
  -Series B,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.63%, 08/15/12(a)(b)                           165,000       170,362
-----------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(a)(g)                           150,000       117,375
-----------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes,
  7.38%, 04/15/14(a)                              578,000       562,105
=======================================================================
                                                                982,842
=======================================================================


OIL & GAS EQUIPMENT & SERVICES-0.91%


Basic Energy Services Inc., Sr. Notes,
  7.13%, 04/15/16
  (Acquired 04/07/06; Cost $55,000)(a)(c)          55,000        51,150
-----------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)                235,000       227,656
-----------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes,
  9.00%, 06/01/14(a)                              106,000       112,890
-----------------------------------------------------------------------
PHI Inc., Sr. Notes,
  7.13%, 04/15/13
  (Acquired 04/07/06; Cost $105,000)(a)(c)        105,000        98,700
=======================================================================
                                                                490,396
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------



OIL & GAS EXPLORATION & PRODUCTION-2.07%


Clayton Williams Energy, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 08/01/13(a)                           $  312,000   $   288,600
-----------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 04/01/15(a)                       100,000        93,500
-----------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Unsub. Yankee Notes,
  8.50%, 01/31/13(a)                              384,000       391,200
-----------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes, 7.13%, 04/01/16(a)                  205,000       193,212
-----------------------------------------------------------------------
Whiting Petroleum Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.00%, 02/01/14(a)                              155,000       148,025
=======================================================================
                                                              1,114,537
=======================================================================


OIL & GAS REFINING & MARKETING-0.58%


United Refining Co., Sr. Unsec. Gtd. Global
  Notes, 10.50%, 08/15/12(a)                      300,000       312,000
=======================================================================


OIL & GAS STORAGE & TRANSPORTATION-2.91%


El Paso Corp., Sr. Unsec. Notes,
  7.75%, 06/15/10
  (Acquired 01/07/03-08/20/04; Cost
  $208,013)(a)(c)                                 225,000       229,500
-----------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarketWest
  Energy Finance Corp., Sr. Notes,
  8.50%, 07/15/16
  (Acquired 06/30/06; Cost $260,628)(c)(h)(i)     265,000       260,628
-----------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest
  Energy Finance Corp.-Series B, Sr. Unsec.
  Global Notes, 6.88%, 11/01/14(a)                309,000       285,825
-----------------------------------------------------------------------
Pacific Energy Partners, L.P./Pacific Energy
  Finance Corp., Sr. Unsec. Global Notes,
  7.13%, 06/15/14(a)                              127,000       128,746
-----------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes,
  7.63%, 07/15/11(a)(b)                           517,000       523,462
-----------------------------------------------------------------------
Southern Natural Gas Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.88%, 03/15/10(a)                               28,000        29,610
-----------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.50%, 04/01/17(a)                              105,000       105,263
=======================================================================
                                                              1,563,034
=======================================================================


PACKAGED FOODS & MEATS-1.42%


Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 06/15/10(a)                       155,000       138,338
-----------------------------------------------------------------------
Nutro Products Inc.,
  Sr. Floating Rate Notes,
  9.23%, 10/15/13
  (Acquired 04/13/06; Cost $25,000)(a)(c)(f)       25,000        25,594
-----------------------------------------------------------------------
  Sr. Sub. Notes, 10.75%, 04/15/14 (Acquired
  04/13/06-06/16/06; Cost $163,919)(a)(c)         160,000       165,200
-----------------------------------------------------------------------
Pilgrim's Pride Corp., Sr. Unsec. Gtd. Notes,
  9.63%, 09/15/11(a)                              415,000       434,712
=======================================================================
                                                                763,844
=======================================================================


PAPER PACKAGING-1.25%


Caraustar Industries, Inc., Unsec. Unsub.
  Notes, 7.38%, 06/01/09(a)                       455,000       429,975
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


PAPER PACKAGING-(CONTINUED)


Jefferson Smurfit Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.50%, 06/01/13(a)                           $  274,000   $   243,517
=======================================================================
                                                                673,492
=======================================================================


PAPER PRODUCTS-3.68%


Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes, 7.88%, 08/01/09(a)                  155,000       149,769
-----------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada), Unsec.
  Unsub. Yankee Notes,
  8.55%, 08/01/10(a)                              450,000       432,000
-----------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)                297,000       266,557
-----------------------------------------------------------------------
Bowater Inc., Global Notes,
  6.50%, 06/15/13(a)                               95,000        83,600
-----------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                       182,000       177,905
-----------------------------------------------------------------------
Domtar Inc. (Canada), Yankee Notes,
  5.38%, 12/01/13(a)                              105,000        85,706
-----------------------------------------------------------------------
  7.13%, 08/01/15(a)                              373,000       326,375
-----------------------------------------------------------------------
Exopack Holding Corp., Sr. Notes,
  11.25%, 02/01/14
  (Acquired 01/26/06-01/27/06; Cost
  $145,025)(a)(c)                                 145,000       145,544
-----------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes,
  9.25%, 02/15/13(a)                              167,000       149,465
-----------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/15/14(a)                       179,000       164,009
=======================================================================
                                                              1,980,930
=======================================================================


PERSONAL PRODUCTS-1.26%


DEL Laboratories Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 8.00%,
  02/01/12(a)                                     100,000        83,875
-----------------------------------------------------------------------
NBTY Inc., Sr. Unsec. Sub. Global Notes,
  7.13%, 10/01/15(a)                              269,000       256,559
-----------------------------------------------------------------------
Playtex Products, Inc., Sr. Sec. Global
  Notes, 8.00%, 03/01/11(a)                       322,000       334,880
=======================================================================
                                                                675,314
=======================================================================


PHARMACEUTICALS-2.16%


Athena Neurosciences Finance, LLC, Sr. Unsec.
  Gtd. Unsub. Notes,
  7.25%, 02/21/08(a)                              476,000       474,810
-----------------------------------------------------------------------
Elan Finance PLC/ Elan Finance Corp.
  (Ireland), Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(a)                              166,000       159,775
-----------------------------------------------------------------------
Leiner Health Products Inc., Sr. Sub. Global
  Notes, 11.00%, 06/01/12(a)                      195,000       185,250
-----------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes,
  7.00%, 12/15/11(a)                              355,000       339,025
=======================================================================
                                                              1,158,860
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------



PUBLISHING-1.80%


Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(g)                        $  424,000   $   356,160
-----------------------------------------------------------------------
Houghton Mifflin Co., Sr. Sub. Global Notes,
  9.88%, 02/01/13(a)                              265,000       276,925
-----------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes,
  8.00%, 05/15/13(a)                              263,000       238,015
-----------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd. Global
  Notes,, 10.88%, 06/15/09(a)                     100,000        98,750
=======================================================================
                                                                969,850
=======================================================================


RAILROADS-0.99%


Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico), Sr. Global Notes,
  9.38%, 05/01/12(a)                              507,000       529,815
=======================================================================


REGIONAL BANKS-0.42%


Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                              206,000       228,131
=======================================================================


RESTAURANTS-0.49%


Carrols Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.00%, 01/15/13(a)(b)                    260,000       261,950
=======================================================================


SEMICONDUCTOR EQUIPMENT-0.85%


Amkor Technology Inc., Sr. Unsec. Global
  Notes, 7.13%, 03/15/11(a)(b)                    390,000       354,900
-----------------------------------------------------------------------
Sensata Technologies B.V. (Netherlands), Sr.
  Notes, 8.00%, 05/01/14 (Acquired
  04/21/06-04/25/06; Cost $105,600)(a)(c)         105,000       102,638
=======================================================================
                                                                457,538
=======================================================================


SEMICONDUCTORS-0.65%


Advanced Micro Devices, Inc., Sr. Unsec.
  Global Notes, 7.75%, 11/01/12(a)                 68,000        69,700
-----------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Global Notes,
  6.88%, 12/15/11(a)                              200,000       181,000
-----------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co.,
  Sr. Unsec. Sub. Global Notes,
  8.00%, 12/15/14(a)                              115,000        96,025
=======================================================================
                                                                346,725
=======================================================================


SPECIALTY CHEMICALS-1.94%


Johnsondiversey Holdings Inc.,
  Unsec. Disc. Global Notes,
  10.67%, 05/15/13(a)(g)                          190,000       161,975
-----------------------------------------------------------------------
NewMarket Corp., Sr. Unsec. Gtd. Global
  Notes, 8.88%, 05/01/10(a)                        50,000        51,500
-----------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11(a)                       703,000       720,575
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
SPECIALTY CHEMICALS-(CONTINUED)

Rhodia S.A. (France), Sr. Unsec. Global
  Notes, 7.63%, 06/01/10(a)                    $  110,000   $   110,550
=======================================================================
                                                              1,044,600
=======================================================================



SPECIALTY STORES-0.42%


General Nutrition Centers Inc.,
  Sr. Unsec. Sub. Global Notes,
  8.50%, 12/01/10(a)                              235,000       227,363
=======================================================================



STEEL-0.59%


AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12(a)                              150,000       148,500
-----------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Notes,
  11.13%, 12/01/15
  (Acquired 11/21/05; Cost $155,000)(a)(c)        155,000       170,500
=======================================================================
                                                                319,000
=======================================================================



TEXTILES-0.54%


Invista, Sr. Notes,
  9.25%, 05/01/12
  (Acquired 06/17/04-04/26/06; Cost
  $289,419)(a)(c)                                 280,000       291,900
=======================================================================



TIRES & RUBBER-1.14%


Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Global Notes,
  9.00%, 07/01/15(a)(b)                           640,000       614,400
=======================================================================



TRADING COMPANIES & DISTRIBUTORS-0.51%


United Rentals, Inc., Sr. Unsec. Gtd. Global
  Notes, 6.50%, 02/15/12(a)                       180,000       171,450
-----------------------------------------------------------------------
Wesco Distribution Inc., Sr. Sub. Notes,
  7.50%, 10/15/17 (Acquired 04/20/06; Cost
  $103,000)(a)(c)                                 100,000       100,625
=======================================================================
                                                                272,075
=======================================================================



WIRELESS TELECOMMUNICATION SERVICES-5.25%


American Cellular Corp.-Series B, Sr. Global
  Notes, 10.00%, 08/01/11(a)                       85,000        89,888
-----------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global
  Notes, 7.13%, 10/15/12(a)                       324,000       328,050
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Centennial Cellular Operating Co.
  LLC/Centennial Communications Corp., Sr.
  Unsec. Gtd. Global Notes,
  10.13%, 06/15/13(a)                          $  303,000   $   321,180
-----------------------------------------------------------------------
Dobson Cellular Systems Inc., Sr. Sec. Notes,
  8.38%, 11/01/11 (Acquired 05/11/06; Cost
  $273,000)(a)(c)                                 260,000       269,100
-----------------------------------------------------------------------
Dobson Communications Corp.,
  Sr. Global Notes,
  8.88%, 10/01/13(a)                              228,000       224,010
-----------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  9.32%, 10/15/12(a)(e)                           103,000       103,257
-----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
  05/01/12(a)                                     116,000       130,790
-----------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11(a)                              214,000       225,770
-----------------------------------------------------------------------
Rogers Wireless Communications Inc. (Canada),
  Sr. Sec. Global Notes,
  7.25%, 12/15/12(a)                              139,000       141,085
-----------------------------------------------------------------------
  6.38%, 03/01/14(a)                              165,000       156,956
-----------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sec. Notes,
  8.25%, 03/15/12 (Acquired 04/26/06; Cost
  $83,300)(a)(c)                                   80,000        82,000
-----------------------------------------------------------------------
  Sr. Sub. Floating Rate Notes, 10.90%,
  11/01/12 (Acquired 11/01/05; Cost
  $79,002)(a)(c)(e)                                80,000        83,100
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  9.88%, 02/01/10(a)                              332,000       344,865
-----------------------------------------------------------------------
Suncom Wireless, Sr. Unsec. Gtd. Global
  Notes, 8.50%, 06/01/13(a)                       350,000       322,875
=======================================================================
                                                              2,822,926
=======================================================================
    Total Bonds & Notes (Cost $44,936,974)                   44,744,656
=======================================================================


BUNDLED SECURITY-2.74%


Targeted Return Index Securities Trust Sec.
  Bonds (Acquired 06/27/06; Cost
  $1,464,395)(a)(c)                             1,500,000     1,472,506
=======================================================================


ASSET-BACKED SECURITIES-1.09%


ELECTRIC UTILITIES-1.09%


Midwest Generation, LLC-Series B, Global
  Asset-Backed Pass Through Ctfs.,
  8.56%, 01/02/16(a)                              358,663       376,820
-----------------------------------------------------------------------
Nevada Power Co., Notes,
  6.50%, 05/15/18
  (Acquired 05/09/06; Cost $49,852)(a)(c)          50,000        48,154
-----------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs.,
  9.24%, 07/02/17(a)                              151,785       164,023
=======================================================================
    Total Asset-Backed Securities (Cost
      $561,643)                                                 588,997
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


                                                 SHARES        VALUE
-----------------------------------------------------------------------
PREFERRED STOCKS-0.98%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.98%

AES Trust VII, $3.00 Conv. Pfd.                     9,645   $   465,371
-----------------------------------------------------------------------
NRG Energy, Inc., $14.38 Conv. Pfd.                   250        60,980
=======================================================================
    Total Preferred Stocks (Cost $478,003)                      526,351
=======================================================================
COMMON STOCKS & OTHER EQUITY INTERESTS-0.82%

BROADCASTING & CABLE TV-0.19%

NTL Inc.                                            4,129       102,812
-----------------------------------------------------------------------
ONO Finance PLC-Wts., expiring 05/31/09
  (United Kingdom) (Acquired 10/08/99; Cost
  $0)(c)(h)(i)(j)                                     436             0
-----------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(j)                                         182         1,365
=======================================================================
                                                                104,177
=======================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(c)(h)(i)(j)            175             0
=======================================================================

GENERAL MERCHANDISE STORES-0.00%

Travelcenters of America, Inc.-Wts.,
  -expiring 05/01/09
  (Acquired 01/29/01; Cost $0)(a)(c)(i)(j)            238           476
-----------------------------------------------------------------------
  -expiring 05/01/09
  (Acquired 01/29/01; Cost $0)(a)(c)(i)(j)             80           160
=======================================================================
                                                                    636
=======================================================================


-----------------------------------------------------------------------
                                                 SHARES        VALUE
-----------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.01%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost $7,710)(c)(h)(i)(j)         832   $         0
-----------------------------------------------------------------------
XO Holdings Inc.(k)                                    33           145
-----------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(j)(k)                                    1,533         1,319
-----------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(j)(k)                                    1,148           551
-----------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(j)(k)                                    1,148           402
=======================================================================
                                                                  2,417
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.62%

American Tower Corp.-Class A(k)                     4,129       128,494
-----------------------------------------------------------------------
iPCS, Inc.(k)                                       4,209       203,295
=======================================================================
                                                                331,789
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $228,609)                                 439,019
=======================================================================

MONEY MARKET FUNDS-9.49%

Liquid Assets Portfolio-Institutional
  Class(l)                                      2,551,337     2,551,337
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)        2,551,337     2,551,337
=======================================================================
    Total Money Market Funds (Cost
      $5,102,674)                                             5,102,674
=======================================================================
    Total Investments (excluding investments
      purchased with cash collateral from
      securities loaned)--98.29% (Cost
      $52,772,298)                                           52,874,203
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-3.53%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                     950,402       950,402
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                     950,401       950,401
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $1,900,803)                                       1,900,803
=======================================================================
TOTAL INVESTMENTS-101.82% (Cost $54,673,101)                 54,775,006
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.82)%                          (977,086)
=======================================================================
NET ASSETS-100.00%                                          $53,797,920
_______________________________________________________________________
=======================================================================

                            AIM V.I. HIGH YIELD FUND

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $46,546,167, which represented 86.52% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $9,322,648, which represented 17.33% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Defaulted security. Adelphia Communications Corp. and Delphia Corp. have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The aggregate value of these securities at June 30, 2006 was $185,969, which represented 0.35% of the Fund's Net Assets.
(e) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on June 30, 2006.
(f) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.
(g) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $260,628, which represented 0.48% of the Fund's Net Assets. See Note 1A.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $261,264, which represented 0.49% of the Fund's Net Assets.
(j) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $47,669,624)*        $ 47,771,529
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,003,477)                                 7,003,477
=============================================================
    Total investments (cost $54,673,101)           54,775,006
=============================================================
Cash                                                1,491,480
-------------------------------------------------------------
Receivables for:
  Investments sold                                    931,155
-------------------------------------------------------------
  Fund shares sold                                    551,159
-------------------------------------------------------------
  Dividends and Interest                              994,134
-------------------------------------------------------------
  Fund expenses absorbed                                7,642
-------------------------------------------------------------
  Investments matured (Note 10)                       286,355
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 38,860
=============================================================
    Total assets                                   59,075,791
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             3,241,762
-------------------------------------------------------------
  Fund shares reacquired                               15,649
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              42,140
-------------------------------------------------------------
  Collateral upon return of securities loaned       1,900,803
-------------------------------------------------------------
Accrued administrative services fees                   35,070
-------------------------------------------------------------
Accrued distribution fees--Series II                      634
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                375
-------------------------------------------------------------
Accrued transfer agent fees                             1,073
-------------------------------------------------------------
Accrued operating expenses                             40,365
=============================================================
    Total liabilities                               5,277,871
=============================================================
Net assets applicable to shares outstanding      $ 53,797,920
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 58,930,907
-------------------------------------------------------------
Undistributed net investment income                 6,665,913
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies    (11,740,343)
-------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                               (58,557)
=============================================================
                                                 $ 53,797,920
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 52,826,024
_____________________________________________________________
=============================================================
Series II                                        $    971,896
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            8,552,566
_____________________________________________________________
=============================================================
Series II                                             158,344
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       6.18
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       6.14
_____________________________________________________________
=============================================================

* At June 30, 2006, securities with an aggregate value of $1,868,015 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends                                         $    17,280
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $62,826)                                             94,037
-------------------------------------------------------------
Interest                                            1,985,378
=============================================================
    Total investment income                         2,096,695
=============================================================

EXPENSES:

Advisory fees                                         161,698
-------------------------------------------------------------
Administrative services fees                           84,760
-------------------------------------------------------------
Custodian fees                                         12,790
-------------------------------------------------------------
Distribution fees-Series II                             1,464
-------------------------------------------------------------
Transfer agent fees                                     5,969
-------------------------------------------------------------
Trustees' and officer's fees and benefits               7,864
-------------------------------------------------------------
Professional services fees                             20,423
-------------------------------------------------------------
Other                                                  20,256
=============================================================
    Total expenses                                    315,224
=============================================================
Less: Fees waived and expense offset arrangement      (67,646)
=============================================================
    Net expenses                                      247,578
=============================================================
Net investment income                               1,849,117
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses)
    from securities sold to affiliates of
    $(14,065))                                        888,894
-------------------------------------------------------------
  Foreign currencies                                   (1,118)
=============================================================
                                                      887,776
=============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities          (1,370,029)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                                 (482,253)
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,366,864
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,849,117    $  4,842,726
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    887,776       2,184,161
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,370,029)     (4,907,554)
=========================================================================================
    Net increase in net assets resulting from operations        1,366,864       2,119,333
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --      (5,020,673)
-----------------------------------------------------------------------------------------
  Series II                                                            --        (138,745)
=========================================================================================
    Decrease in net assets resulting from distributions                --      (5,159,418)
=========================================================================================
Share transactions-net:
  Series I                                                     (3,237,643)    (38,922,743)
-----------------------------------------------------------------------------------------
  Series II                                                      (617,566)        575,779
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (3,855,209)    (38,346,964)
=========================================================================================
    Net increase (decrease) in net assets                      (2,488,345)    (41,387,049)
=========================================================================================

NET ASSETS:

  Beginning of period                                          56,286,265      97,673,314
=========================================================================================
  End of period (including undistributed net investment
    income of $6,665,913 and $4,816,796, respectively)        $53,797,920    $ 56,286,265
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

                            AIM V.I. HIGH YIELD FUND

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

                            AIM V.I. HIGH YIELD FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. LOWER-RATED SECURITIES -- The Fund may invest 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                              0.55%
--------------------------------------------------------------------
Next $500 million                                              0.50%
--------------------------------------------------------------------
Over $1 billion                                                0.45%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $66,109.

                            AIM V.I. HIGH YIELD FUND

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $59,966 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $5,969.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $1,464.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $2,064,801       $11,204,324       $(10,717,788)         $   --         $2,551,337       $15,590       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                   --         3,361,756           (810,419)             --          2,551,337         1,270           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            2,064,801        11,116,755        (13,181,556)             --                 --        14,351           --
==================================================================================================================================
  Subtotal        $4,129,602       $25,682,835       $(24,709,763)         $   --         $5,102,674       $31,211       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $  850,448       $ 3,235,452       $ (3,135,498)         $   --         $  950,402       $31,343       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class              850,448         3,235,451         (3,135,498)             --            950,401        31,483           --
==================================================================================================================================
  Subtotal        $1,700,896       $ 6,470,903       $ (6,270,996)         $   --         $1,900,803       $62,826       $   --
==================================================================================================================================
  Total           $5,830,498       $32,153,738       $(30,980,759)         $   --         $7,003,477       $94,037       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,060,167, which resulted in net realized gains (losses) of $(14,065) and securities purchases of $787,966.

                            AIM V.I. HIGH YIELD FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,537.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,861 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2006, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $1,868,015 were on loan to brokers. The loans were secured by cash collateral of $1,900,803 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $62,826 for securities lending transactions.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the

                            AIM V.I. HIGH YIELD FUND

Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $2,449,314 of capital loss carryforward in the fiscal year ended December 31, 2006.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2009                                              $    13,915
---------------------------------------------------------------------------
December 31, 2010                                               12,042,803
===========================================================================
Total capital loss carryforward                                $12,056,718
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $38,297,585 and $42,548,489, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to principal payments on $251,000 par value, 9.50%, which was due March 1, 2005; and Pegasus Communications Corp., which is in default with respect to the principal payments on $310,000 par value, Series B, Senior Notes, 9.63%, which was due October 15, 2005. These estimates were determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) in aggregate at June 30, 2006 was $(160,462).

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 873,671
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (919,668)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $ (45,997)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $54,821,003.

NOTE 11--SHARE INFORMATION

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                       JUNE 30,                     DECEMBER 31,
                                                                       2006(A)                          2005
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,964,950    $ 12,124,446       7,537,516    $ 48,935,734
------------------------------------------------------------------------------------------------------------------------
  Series II                                                        1,563           9,524         220,053       1,408,205
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --         836,779       5,020,673
------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --          23,240         138,745
========================================================================================================================
Reacquired:
  Series I                                                    (2,489,339)    (15,362,089)    (14,270,486)    (92,879,150)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (102,484)       (627,090)       (150,740)       (971,171)
========================================================================================================================
                                                                (625,310)   $ (3,855,209)     (5,803,638)   $(38,346,964)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 74% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                            AIM V.I. HIGH YIELD FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED
                                                               JUNE 30,                   YEAR ENDED DECEMBER 31,
                                                              ----------    ---------------------------------------------------
                                                                 2006        2005       2004       2003       2002       2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  6.03      $  6.45    $  5.97    $  5.00    $  5.31    $  6.35
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.22(a)      0.43(a)    0.42(a)    0.49(a)    0.51(a)    0.70(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)       (0.26)      0.23       0.91      (0.82)     (1.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --           --       0.02         --         --         --
===============================================================================================================================
    Total from investment operations                              0.15         0.17       0.67       1.40      (0.31)     (0.31)
===============================================================================================================================
Less dividends from net investment income                           --        (0.59)     (0.19)     (0.43)        --      (0.73)
===============================================================================================================================
Net asset value, end of period                                 $  6.18      $  6.03    $  6.45    $  5.97    $  5.00    $  5.31
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                   2.49%        2.72%     11.25%(d)   28.04%    (5.84)%    (4.85)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $52,826      $54,731    $96,602    $37,267    $24,984    $28,799
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.96%(e)     1.01%      1.04%      1.20%      1.30%      1.21%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.22%(e)     1.16%      1.04%      1.20%      1.30%      1.29%
===============================================================================================================================
Ratio of net investment income to average net assets              7.15%(e)     6.58%      6.79%      8.54%     10.20%     11.39%(b)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                          75%          69%       131%       101%        74%        64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.90%
(e) Ratios are annualized and based on average daily net assets of $50,991,514.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                            AIM V.I. HIGH YIELD FUND

                                                                                        SERIES II
                                                              -------------------------------------------------------------
                                                              SIX MONTHS                                     MARCH 26, 2002
                                                                ENDED                                         (DATE SALES
                                                               JUNE 30,         YEAR ENDED DECEMBER 31,      COMMENCED) TO
                                                              ----------       --------------------------     DECEMBER 31,
                                                                 2006           2005      2004      2003          2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.00         $ 6.43    $ 5.95    $ 4.99        $ 5.27
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.21           0.41      0.41      0.49          0.38
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)         (0.26)     0.24      0.90         (0.66)
---------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --             --      0.01        --            --
===========================================================================================================================
    Total from investment operations                              0.14           0.15      0.66      1.39         (0.28)
===========================================================================================================================
Less dividends from net investment income                           --          (0.58)    (0.18)    (0.43)           --
===========================================================================================================================
Net asset value, end of period                                  $ 6.14         $ 6.00    $ 6.43    $ 5.95        $ 4.99
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.33%          2.43%    11.14%(c)  27.89%       (5.31)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  972         $1,556    $1,072    $1,251        $  142
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.21%(d)       1.22%     1.24%     1.45%         1.45%(e)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.47%(d)       1.41%     1.29%     1.45%         1.55%(e)
===========================================================================================================================
Ratio of net investment income to average net assets              6.90%(d)       6.37%     6.59%     8.29%        10.05%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                          75%            69%      131%      101%           74%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.96%
(d) Ratios are annualized and based on average daily net assets of $1,180,778.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such

                            AIM V.I. HIGH YIELD FUND

Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                            AIM V.I. HIGH YIELD FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                            AIM V.I. HIGH YIELD FUND

                                         AIM V.I. INTERNATIONAL CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006











          AIM V.I. INTERNATIONAL CORE EQUITY FUND seeks to provide total return.







          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. INTERNATIONAL CORE EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                was the best-performing region in the
========================================================================================   period. Strong manufacturing growth--the
PERFORMANCE SUMMARY                                                                        strongest in nearly six years--and low
                                             ===========================================   unemployment--the lowest since
After reaching new highs for the year in                                                   2001--bolstered confidence in the
early May, global equity markets             FUND VS. INDEXES                              region.
experienced a significant correction.
Rising inflation led to fears that           CUMULATIVE TOTAL RETURNS, 5/1/06-6/30/06,        After impressive gains in 2005, when
central banks may raise interest rates       EXCLUDING VARIABLE PRODUCT ISSUER CHARGES.    improving secular economic growth
to levels that could threaten global         IF VARIABLE PRODUCT ISSUER CHARGES WERE       prospects drove the local market largely
economic growth. Overall though,             INCLUDED, RETURNS WOULD BE LOWER.             higher, Japan witnessed a bout of profit
non-U.S. markets ended on a positive                                                       taking, especially in more cyclical,
note and, following a trend of recent        Series I Shares                     -4.70%    economically sensitive stocks. From a
years, continued to outperform U.S.                                                        broad market perspective,
equities.                                    Series II Shares                    -4.70     emerging-market equities lagged stocks
                                                                                           in developed markets. With risk-aversion
   Since the Fund's inception on May 1,      Morgan Stanley Capital                        levels rising sharply and emerging
2006, Series I shares of AIM VI                International                               markets' outperformance for much of the
International Core Equity Fund returned      (MSCI) EAFE Index (Broad Market and           last year, profit taking was inevitable.
-4.70% through June 30, 2006. Despite the    Style-Specific Index)               -4.52
Fund's negative return, our preference                                                        The cornerstone of our investment
for higher caliber companies with proven     Lipper International Large-Cap                strategy continued to be our stock
financial strength                           Core Fund Index (Peer Group Index)  -5.12     selection process. Fund results
                                                                                           benefited from the improving performance
                                             SOURCE: LIPPER INC.                           of higher quality stocks.

                                             ===========================================      On an absolute basis, all industry
                                                                                           sectors were down during the reporting
                                             enabled the Fund to perform in line with      period. But strong stock selection in
                                             its benchmark, the MSCI EAFE Index, for the   the information technology (IT) and
                                             same period.                                  industrials sectors and an overweight
                                                                                           exposure to consumer staples relative to
========================================================================================   the style-specific benchmark made the
                                                                                           largest contribution to the Fund's
HOW WE INVEST                                diversification. However, individual          outperformance.
                                             holdings are selected based on their own
The Fund invests primarily in the stocks     merits, not on projections of country or         Particularly notable contributors
of larger cap foreign companies with a       sector performance.                           included NINTENDO COMPANY LTD. and CHINA
record of stable earnings and strong                                                       LIFE INSURANCE CO. Nintendo, the
balance sheets. Our research targets a       MARKET CONDITIONS AND YOUR FUND               Japanese maker of video games,
long-term horizon to permit individual                                                     outperformed during the recent quarter
investments to realize return potential      Global equity markets experienced a sharp     following the company's announcement of
driven by a higher share price               increase in volatility during the review      rising sales and profit forecasts due to
associated with business growth, in          period, as the threat of sustained            increasing demand for its new products.
addition to the prospect of                  inflationary pressures led to coordinated     China Life, that nation's biggest
valuation-based multiple expansion.          monetary policy tightening by the world's     insurer, benefited from an
                                             central banks. Europe, bolstered by the
   We strive to maintain a consistent        traditionally defensive attributes of the
investment discipline through varying        United Kingdom (U.K.) market,
market conditions and an appropriate
level of overall portfolio


========================================     =========================================    ========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. United Kingdom               26.4%        1. Royal Bank of Scotland Group PLC
                                                                                              (United Kingdom)                3.3%
Financials                         25.9%      2. Japan                        19.6
                                                                                           2. GlaxoSmithKline PLC
Consumer Discretionary             13.1       3. Switzerland                   9.4            (United Kingdom)                2.9

Consumer Staples                   11.1       4. Netherlands                   8.6         3. Nestle S.A. (Switzerland)       2.6

Energy                              8.7       5. France                        6.9         4. Novartis A.G. (Switzerland)     2.6

Health Care                         8.2                                                    5. Canon Inc. (Japan)              2.5

Telecommunication Services          8.1      TOTAL NET ASSETS         $4.8 MILLION         6. Nokia Oyj (Finland)             2.5
                                             TOTAL NUMBER OF HOLDINGS*          67
Industrials                         8.0                                                    7. Aegon N.V. (Netherlands)        2.4

Materials                           7.1                                                    8. Vodafone Group PLC
                                                                                              (United Kingdom)                2.4
Information Technology              7.0
                                                                                           9. HSBC Holdings PLC-ADR
Utilities                           0.6                                                       (United Kingdom)                2.2

U.S.Govt.Agency Securities and                                                            10. TNT N.V. (Netherlands)          2.2
Other Assets Less Liabilities       2.2


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding U.S. Government Agency securities holdings.

========================================     =========================================    ========================================

AIM V.I. INTERNATIONAL CORE EQUITY FUND

announced 29% jump in premiums. China's      IN CLOSING                                               ERIK B. GRANADE, Chartered
insurers are selling more life coverage                                                    [GRANADE   Financial Analyst, is
as the growing economy bolsters the          At the end of the reporting period, we         PHOTO]    manager of AIM V.I.
middle class.                                believed non-U.S. equities looked more                   International Core Equity
                                             favorably valued than U.S. stocks, while     Fund. He began his investment career in
   In contrast, our holdings in the          also offering valuable diversification       1986 and has been a portfolio manager
health care segment detracted from Fund      benefits to U.S.-based investors. We         with INVESCO and its affiliates since
returns. An underweight exposure to the      remain committed to our disciplined          1996. He earned a B.A. in economics from
outperforming utilities sector relative      strategy of selecting holdings based on      Trinity College in Hartford, Conn.
to the style-specific benchmark also         the strengths of individual companies
hurt performance. A detractor from Fund      and holding our course through the                       INGRID E. BAKER, Chartered
performance was NOMURA HOLDINGS INC.,        market's fluctuations.                          [BAKER   Financial Analyst, is
Japan's largest brokerage firm, which                                                        PHOTO]   manager of AIM V.I.
underperformed during the period as the         We thank you for your investment in                   International Core Equity
Japanese market witnessed significant        AIM V.I. International Core Equity Fund.     Fund. She began her investment career in
profit taking following previous gains.                                                   1990 and joined INVESCO in 1999. She
Additionally, Nomura announced a reduced     THE VIEWS AND OPINIONS EXPRESSED IN          graduated with a B.A. in international
dividend payout versus a year ago.           MANAGEMENT'S DISCUSSION OF FUND              politics from Oberlin College and earned
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,     an M.B.A. in finance from the University
   London-based BAE SYSTEMS PLC, the         INC. THESE VIEWS AND OPINIONS ARE            of Navarra in Spain.
British defense contractor, also             SUBJECT TO CHANGE AT ANY TIME BASED ON
detracted from performance, following        FACTORS SUCH AS MARKET AND ECONOMIC                      W. LINDSAY DAVIDSON is
the announcement that the sale price of      CONDITIONS. THESE VIEWS AND OPINIONS MAY     [DAVIDSON   manager of AIM V.I.
its 20% stake in Airbus may be impacted      NOT BE RELIED UPON AS INVESTMENT ADVICE        PHOTO]    International Core Equity
by a delay in deliveries.                    OR RECOMMENDATIONS, OR AS AN OFFER FOR A                 Fund. He began his
                                             PARTICULAR SECURITY. THE INFORMATION IS      investment career in 1974 and has served
   While all geographical regions were       NOT A COMPLETE ANALYSIS OF EVERY ASPECT      as a portfolio manager with AMVESCAP PLC
down on an absolute basis during the         OF ANY MARKET, COUNTRY, INDUSTRY,            and its affiliates since 1984. A native
reporting period, favorable stock            SECURITY OR THE FUND. STATEMENTS OF FACT     of St. Andrews, Scotland, he earned his
selection in the U.K. and Japan were         ARE FROM SOURCES CONSIDERED RELIABLE,        degree in economics with honors from the
particularly helpful to Fund                 BUT A I M ADVISORS, INC. MAKES NO            Edinburgh University.
performance, while our stock selection       REPRESENTATION OR WARRANTY AS TO THEIR
in France detracted.                         COMPLETENESS OR ACCURACY. ALTHOUGH                       MICHELE T. GARREN, Chartered
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE         [GARREN   Financial Analyst, is
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY           PHOTO]   manager of AIM V.I.
         The cornerstone of our              HELP YOU UNDERSTAND OUR INVESTMENT                       International Core Equity
          investment strategy                MANAGEMENT PHILOSOPHY.                       Fund. She began her investment career in
          continued to be our                                                             1987 and joined INVESCO in 1997. She
        stock selection process.                                                          earned a B.B.A. in finance from Southern
                                                                                          Methodist University and earned an
                                                                                          M.B.A. in finance from New York
   As noted previously, emerging markets                                                  University.
were turbulent over the period. In
addition to direct exposure to the                                                                    KENT A. STARKE is manager of
rising interest rate environment,                                                           [STARKE   AIM V.I. International Core
emerging markets suffered as many                                                            PHOTO]   Equity Fund. He began his
investors sought to reduce portfolio                                                                  investment career in 1983
risk. Countries with large deficit                                                        and joined INVESCO in 1992. He has been
positions, such as Turkey and South                                                       with the international equity product
Africa, led the decliners, while Taiwan,                                                  since its inception. He earned a B.B.A.
like other Asian countries, posted                                                        from the University of Georgia and an
nominal gains in the period. The Fund's                                                   M.S. in finance from Georgia State
modest portfolio allocation to emerging                                                   University.
markets did not significantly affect
overall performance.



                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                          THIS REPORT AND YOUR FUND'S PERFORMANCE,
                                                                                          PLEASE TURN TO PAGE 4.

AIM V.I. INTERNATIONAL CORE EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================

CUMULATIVE TOTAL RETURNS                     DISTRIBUTIONS AND CHANGES IN NET ASSET       WILL VARY AND WILL LOWER THE TOTAL
                                             VALUE. INVESTMENT RETURN AND PRINCIPAL       RETURN.
As of 6/30/06                                VALUE WILL FLUCTUATE SO THAT YOU MAY
                                             HAVE A GAIN OR LOSS WHEN YOU SELL               PER NASD REQUIREMENTS, THE MOST
SERIES I SHARES                              SHARES.                                      RECENT MONTH-END PERFORMANCE DATA AT THE
Inception (5/1/06)              -4.70%                                                    FUND LEVEL, EXCLUDING VARIABLE PRODUCT
                                                AIM V.I. INTERNATIONAL CORE EQUITY        CHARGES, IS AVAILABLE ON THIS AIM
SERIES II SHARES                             FUND, A SERIES PORTFOLIO OF AIM VARIABLE     AUTOMATED INFORMATION LINE,
Inception (5/1/06)              -4.70%       INSURANCE FUNDS, IS CURRENTLY OFFERED        866-702-4402. AS MENTIONED ABOVE, FOR
                                             THROUGH INSURANCE COMPANIES ISSUING          THE MOST RECENT MONTH-END PERFORMANCE
========================================     VARIABLE PRODUCTS. YOU CANNOT PURCHASE       INCLUDING VARIABLE PRODUCT CHARGES,
                                             SHARES OF THE FUND DIRECTLY.                 PLEASE CONTACT YOUR VARIABLE PRODUCT
THE PERFORMANCE OF THE FUND'S SERIES I                                                    ISSUER OR FINANCIAL ADVISOR.
AND SERIES II SHARE CLASSES WILL DIFFER         PERFORMANCE FIGURES GIVEN REPRESENT
PRIMARILY DUE TO DIFFERENT CLASS             THE FUND AND ARE NOT INTENDED TO REFLECT        HAD THE ADVISOR NOT WAIVED FEES
EXPENSES.                                    ACTUAL VARIABLE PRODUCT VALUES. THEY DO      AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             NOT REFLECT SALES CHARGES, EXPENSES AND      WOULD HAVE BEEN LOWER.
   THE PERFORMANCE DATA QUOTED REPRESENT     FEES ASSESSED IN CONNECTION WITH A
PAST PERFORMANCE AND CANNOT GUARANTEE        VARIABLE PRODUCT. SALES CHARGES,
COMPARABLE FUTURE RESULTS; CURRENT           EXPENSES AND FEES, WHICH ARE DETERMINED
PERFORMANCE MAY BE LOWER OR HIGHER.          BY THE VARIABLE PRODUCT ISSUERS,
PLEASE CONTACT YOUR VARIABLE PRODUCT
ISSUER OR FINANCIAL ADVISOR FOR THE MOST
RECENT MONTH-END VARIABLE PRODUCT
PERFORMANCE. PERFORMANCE FIGURES REFLECT
FUND EXPENSES, REINVESTED



PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION

Foreign securities have additional           The unmanaged MORGAN STANLEY CAPITAL         The returns shown in management's
risks, including exchange rate changes,      INTERNATIONAL EUROPE, AUSTRALASIA AND        discussion of Fund performance are based
political and economic developments, the     THE FAR EAST INDEX (the MSCI                 on net asset values calculated for
relative lack of information about these     EAFE--Registered Trademark--) is a group     shareholder transactions. Generally
companies, relatively low market             of foreign securities tracked by Morgan      accepted accounting principles require
liquidity and the potential lack of          Stanley Capital International.               adjustments to be made to the net assets
strict financial and accounting controls                                                  of the Fund at period end for financial
and standards.                                  The unmanaged LIPPER INTERNATIONAL        reporting purposes, and as such, the net
                                             LARGE-CAP CORE FUND INDEX represents an      asset values for shareholder
   The Fund invests in repurchase            average of the performance of the 10         transactions and the returns based on
agreements which are subject to the risk     largest international large-cap core         those net asset values may differ from
that the seller of such agreements may       mutual funds tracked by Lipper Inc., an      the net asset values and returns
default or declare bankruptcy, which may     independent mutual fund performance          reported in the Financial Highlights.
result in a decline in security values,      monitor.                                     Additionally, the returns and net asset
reduced income levels and additional                                                      values shown throughout this report are
expenses.                                       The Fund is not managed to track the      at the Fund level only and do not
                                             performance of any particular index,         include variable product issuer charges.
                                             including the indexes defined here, and      If such charges were included, the total
                                             consequently, the performance of the         returns would be lower.
                                             Fund may deviate significantly from the
                                             performance of the indexes.                     Industry classifications used in this
                                                                                          report are generally according to the
                                                A direct investment cannot be made in     Global Industry Classification Standard,
                                             an index. Unless otherwise indicated,        which was developed by and is the
                                             index results include reinvested             exclusive property and a service mark of
                                             dividends, and they do not reflect sales     Morgan Stanley Capital International
                                             charges. Performance of an index of          Inc. and Standard & Poor's.
                                             funds reflects fund expenses;
                                             performance of a market index does not.

AIM V.I. INTERNATIONAL CORE EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this             THE HYPOTHETICAL ACCOUNT VALUES AND
                                             table, together with the amount you          EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management          you paid over the period. Simply divide      EXPENSES YOU PAID FOR THE PERIOD. YOU
fees; distribution and/or service fees       your account value by $1,000 (for            MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided     ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you              by $1,000 = 8.6), then multiply the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in            result by the number in the table under      5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs       Paid During Period" to estimate the          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of investing in other mutual funds. The      expenses you paid on your account during
actual ending account value and expenses     this period (May 1, 2006, through June          Please note that the expenses shown
of Series I and Series II shares in the      30, 2006 for Series I and Series II).        in the table are meant to highlight your
below example are based on an investment     Because the actual ending account value      ongoing costs. Therefore, the
of $1,000 invested on May 1, 2006, (the      and expense information in the example       hypothetical information is useful in
date the share classes commenced             is not based upon a six month period,        comparing ongoing costs, and will not
operations) and held through June 30,        the ending account value and expense         help you determine the relative total
2006. The hypothetical ending account        information may not provide a meaningful     costs of owning different funds.
value and expenses of Series I and           comparison to mutual funds that provide
Series II shares in the below example        such information for a full six month
are based on an investment of $1,000         period.
invested at the beginning of the period
and held for the entire six month period     HYPOTHETICAL EXAMPLE FOR COMPARISON
January 1, 2006, through June 30, 2006.      PURPOSES

   The actual and hypothetical expenses      The table below also provides
in the examples below do not represent       information about hypothetical account
the effect of any fees or other expenses     values and hypothetical expenses based
assessed in connection with a variable       on the Fund's actual expense ratio and
product; if they did, the expenses shown     an assumed rate of return of 5% per year
would be higher while the ending account     before expenses, which is not the Fund's
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the period
                                             ended June 30, 2006, appear in the table
The table below provides information         "Funds vs. Indexes" on page 2.
about actual account values and actual
expenses.

====================================================================================================================================

                                                                                       HYPOTHETICAL
                                                  ACTUAL                    (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING           ENDING               EXPENSES           ENDING             EXPENSES          ANNUALIZED
  SHARE           ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING      ACCOUNT VALUE        PAID DURING          EXPENSE
  CLASS            (1/1/06)(1)        (6/30/06)(1)           PERIOD(2)        (6/30/06)             PERIOD(3)           RATIO
Series I           $1,000.00            $953.00                $1.80          $1,019.34              $5.51              1.10%
Series II           1,000.00             953.00                 2.20           1,018.10               6.76              1.35


(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2006, through June 30,
     2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 61 (May 1, 2006 through June 30, 2006)/365. Because the shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Series I and Series II shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIM V.I. INTERNATIONAL CORE EQUITY FUND



APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        uct review process, various back office      plus, in some cases, administrative
Insurance Funds (the "Board") oversees       support functions provided by AIM and        fees) at various asset levels of
the management of AIM V.I. International     AIM's equity and fixed income trading        competitor mutual funds with investment
Core Equity Fund (the "Fund") and, as        operations. Based on the review of these     strategies comparable to those of the
required by law, determines annually         and other factors, the Board concluded       Fund. In addition, the Board noted that
whether to approve the continuance of        that the quality of services to be           the proposed advisory fees for the Fund
the Fund's advisory agreement with A I M     provided by AIM was appropriate and that     are equal to the uniform fee schedule
Advisors, Inc. ("AIM"). Based upon the       AIM currently is providing satisfactory      that applies to other mutual funds
recommendation of the Investments            services in accordance with the terms of     advised by AIM with investment
Committee of the Board, at a meeting         the Advisory Agreement.                      strategies comparable to those of the
held on June 27, 2006, the Board,                                                         Fund, which uniform fee schedule
including all of the independent             o The performance of the Fund relative       includes breakpoints and is based on net
trustees, approved the continuance of        to comparable funds. Not applicable          asset levels. Based on this review, the
the advisory agreement (the "Advisory        because the Fund has not been in             Board concluded that the advisory fee
Agreement") between the Fund and AIM for     operation for a full calendar year.          rate for the Fund under the Advisory
another year, effective July 1, 2006.                                                     Agreement was fair and reasonable.
                                             o The performance of the Fund relative
   The Board considered the factors          to indices. Not applicable because the       o Expense limitations and fee waivers.
discussed below in evaluating the            Fund has not been in operation for a         The Board noted that AIM has
fairness and reasonableness of the           full calendar year.                          contractually agreed to waive fees
Advisory Agreement at the meeting on                                                      and/or limit expenses of the Fund
June 27, 2006 and as part of the Board's     o Meetings with the Fund's portfolio         through April 30, 2008 in an amount
ongoing oversight of the Fund. In their      managers and investment personnel. With      necessary to limit total annual
deliberations, the Board and the             respect to the Fund, the Board is            operating expenses to a specified
independent trustees did not identify        meeting periodically with such Fund's        percentage of average daily net assets
any particular factor that was               portfolio managers and/or other              for each class of the Fund. The Board
controlling, and each trustee attributed     investment personnel and believes that       considered the contractual nature of
different weights to the various             such individuals are competent and able      this fee waiver/expense limitation and
factors.                                     to continue to carry out their               noted that it remains in effect until
                                             responsibilities under the Advisory          April 30, 2008. The Board considered the
   One responsibility of the independent     Agreement.                                   effect these fee waivers/expense
Senior Officer of the Fund is to manage                                                   limitations would have on the Fund's
the process by which the Fund's proposed     o Overall performance of AIM. Not            estimated expenses and concluded that
management fees are negotiated to ensure     applicable because the Fund has not been     the levels of fee waivers/expense
that they are negotiated in a manner         in operation for a full calendar year.       limitations for the Fund were fair and
which is at arms' length and reasonable.                                                  reasonable.
To that end, the Senior Officer must         o Fees relative to those of clients of
either supervise a competitive bidding       AIM with comparable investment               o Breakpoints and economies of scale.
process or prepare an independent            strategies. The Board reviewed the           The Board reviewed the structure of the
written evaluation. The Senior Officer       effective advisory fee rate (before          Fund's advisory fee under the Advisory
has recommended an independent written       waivers) for the Fund under the Advisory     Agreement, noting that it contains seven
evaluation in lieu of a competitive          Agreement. The Board noted that this         breakpoints. The Board reviewed the
bidding process and, upon the direction      rate was (i) above the effective             level of the Fund's advisory fees, and
of the Board, has prepared such an           advisory fee rate (before waivers) for       noted that such fees, as a percentage of
independent written evaluation. Such         one mutual fund advised by AIM with          the Fund's net assets, would decrease as
written evaluation also considered           investment strategies comparable to          net assets increase because the Advisory
certain of the factors discussed below.      those of the Fund; (ii) above the            Agreement includes breakpoints. The
In addition, as discussed below, the         effective sub-advisory fee rate for one      Board noted that, due to the Fund's
Senior Officer made a recommendation to      collective trust fund sub-advised by an      current asset levels and the way in
the Board in connection with such            AIM affiliate with investment strategies     which the advisory fee breakpoints have
written evaluation.                          comparable to those of the Fund; (iii)       been structured, the Fund has yet to
                                             above the effective sub-advisory fee         benefit from the breakpoints. The Board
   The discussion below serves as a          rate for one variable insurance fund         concluded that the Fund's fee levels
summary of the Senior Officer's              sub-advised by an AIM affiliate and          under the Advisory Agreement therefore
independent written evaluation and           offered to insurance company separate        would reflect economies of scale at
recommendation to the Board in               accounts with investment strategies          higher asset levels and that it was not
connection therewith, as well as a           comparable to those of the Fund,             necessary to change the advisory fee
discussion of the material factors and       although the total advisory fees for         breakpoints in the Fund's advisory fee
the conclusions with respect thereto         such variable insurance fund were            schedule.
that formed the basis for the Board's        comparable to those for the Fund; and
approval of the Advisory Agreement.          (iv) below or comparable to the total        o Investments in affiliated money market
After consideration of all of the            advisory fee rates for 23 separately         funds. The Board also took into account
factors below and based on its informed      managed accounts/wrap accounts managed       the fact that uninvested cash and cash
business judgment, the Board determined      by an AIM affiliate with investment          collateral from securities lending
that the Advisory Agreement is in the        strategies comparable to those of the        arrangements, if any (collectively,
best interests of the Fund and its           Fund and above the total advisory fee        "cash balances") of the Fund may be
shareholders and that the compensation       rates for 280 separately managed             invested in money market funds advised
to AIM under the Advisory Agreement is       accounts/wrap accounts managed by an AIM     by AIM pursuant to the terms of an SEC
fair and reasonable and would have been      affiliate with investment strategies         exemptive order. The Board found that
obtained through arm's length                comparable to those of the Fund. The         the Fund may realize certain benefits
negotiations.                                Board noted that AIM has agreed to limit     upon investing cash balances in AIM
                                             the Fund's total annual operating            advised money market funds, including a
   Unless otherwise stated, information      expenses, as discussed below. Based on       higher net return, increased liquidity,
presented below is as of June 27, 2006       this review, the Board concluded that        increased diversification or decreased
and does not reflect any changes that        the advisory fee rate for the Fund under     transaction costs. The Board also found
may have occurred since June 27, 2006,       the Advisory Agreement was fair and          that the Fund will not receive reduced
including but not limited to changes to      reasonable.                                  services if it invests its cash balances
the Fund's performance, advisory fees,                                                    in such money market funds. The Board
expense limitations and/or fee waivers.      o Fees relative to those of comparable       noted that, to the extent the Fund
                                             funds with other advisors. The Board         invests uninvested cash in affiliated
o The nature and extent of the advisory      reviewed the advisory fee rate for the       money market funds, AIM has voluntarily
services to be provided by AIM. The          Fund under the Advisory Agreement. The       agreed to waive a portion of the
Board reviewed the services to be            Board compared effective contractual         advisory fees it receives from the Fund
provided by AIM under the Advisory           advisory fee rates at a common asset         attributable to such investment. The
Agreement. Based on such review, the         level at the end of the past calendar        Board further determined that the
Board concluded that the range of            year and noted that the Fund's rate was      proposed securities lending program and
services to be provided by AIM under the     comparable to the median rate of the         related procedures with respect to the
Advisory Agreement was appropriate and       funds advised by other advisors with         lending Fund is in the best interests of
that AIM currently is providing services     investment strategies comparable to          the lending Fund and its respective
in accordance with the terms of the          those of the Fund that the Board             shareholders. The Board therefore
Advisory Agreement.                          reviewed. The Board noted that AIM has       concluded that the investment of cash
                                             agreed to limit the Fund's total annual      collateral received in connection with
o The quality of services to be provided     operating expenses, as discussed below.      the securities lending program in the
by AIM. The Board reviewed the               The Board also considered the fact that      money market funds according to the
credentials and experience of the            AIM set the proposed advisory fees for       procedures is in the best interests of
officers and employees of AIM who will       the Fund based upon the median effective     the lending Fund and its respective
provide investment advisory services to      management fee rate (comprised of            shareholders.
the Fund. In reviewing the                   advisory fees
qualifications of AIM to provide
investment advisory services, the Board
considered such issues as AIM's
portfolio and prod-

                                                                                                                         (continued)

AIM V.I. INTERNATIONAL CORE EQUITY FUND

o Independent written evaluation and         improve the quality and efficiency of        o The performance of the Fund relative
recommendations of the Fund's Senior         the services they provide to the Funds       to comparable funds. Not applicable
Officer. The Board noted that, upon          in the areas of investment performance,      because the Fund has not been in
their direction, the Senior Officer of       product line diversification,                operation for a full calendar year.
the Fund, who is independent of AIM and      distribution, fund operations,
AIM's affiliates, had prepared an            shareholder services and compliance. The     o The performance of the Fund relative
independent written evaluation in order      Board concluded that these steps taken       to indices. Not applicable because the
to assist the Board in determining the       by AIM have improved, and are likely to      Fund has not been in operation for a
reasonableness of the proposed               continue to improve, the quality and         full calendar year.
management fees of the AIM Funds,            efficiency of the services AIM and its
including the Fund. The Board noted that     affiliates provide to the Fund in each       o Meetings with the Fund's portfolio
the Senior Officer's written evaluation      of these areas, and support the Board's      managers and investment personnel. With
had been relied upon by the Board in         approval of the continuance of the           respect to the Fund, the Board is
this regard in lieu of a competitive         Advisory Agreement for the Fund.             meeting periodically with such Fund's
bidding process. In determining whether                                                   portfolio managers and/or other
to continue the Advisory Agreement for       APPROVAL OF SUB-ADVISORY AGREEMENT           investment personnel and believes that
the Fund, the Board considered the                                                        such individuals are competent and able
Senior Officer's written evaluation.         The Board oversees the management of the     to continue to carry out their
                                             Fund and, as required by law, determines     responsibilities under the Sub-Advisory
o Profitability of AIM and its               annually whether to approve the              Agreement.
affiliates. The Board reviewed               continuance of the Fund's sub-advisory
information concerning the profitability     agreement. Based upon the recommendation     o Overall performance of the
of AIM's (and its affiliates')               of the Investments Committee of the          Sub-Advisor. Not applicable because the
investment advisory and other activities     Board, at a meeting held on June 27,         Fund has not been in operation for a
and its financial condition. The Board       2006, the Board, including all of the        full calendar year.
considered the overall profitability of      independent trustees, approved the
AIM. The Board noted that AIM's              continuance of the sub-advisory              o Fees relative to those of clients of
operations remain profitable, although       agreement (the "Sub-Advisory Agreement")     the Sub-Advisor with comparable
increased expenses in recent years have      between INVESCO Global Asset Management      investment strategies. The Board
reduced AIM's profitability. Based on        (N.A.), Inc. (the "Sub-Advisor") and AIM     reviewed the sub-advisory fee rate for
the review of the profitability of AIM's     with respect to the Fund for another         the Fund under the Sub-Advisory
and its affiliates' investment advisory      year, effective July 1, 2006.                Agreement and the sub-advisory fees paid
and other activities and its financial                                                    thereunder. The Board noted that this
condition, the Board concluded that the         The Board considered the factors          rate was (i) above the sub-advisory fee
compensation to be paid by the Fund to       discussed below in evaluating the            rate for one mutual fund sub-advised by
AIM under its Advisory Agreement was not     fairness and reasonableness of the           the Sub-Advisor with investment
excessive.                                   Sub-Advisory Agreement at the meeting on     strategies comparable to those of the
                                             June 27, 2006 and as part of the Board's     Fund; and (ii) below or comparable to
o Benefits of soft dollars to AIM. The       ongoing oversight of the Fund. In their      the total advisory fee rates for 26
Board considered the benefits realized       deliberations, the Board and the             separately managed accounts/wrap
by AIM as a result of brokerage              independent trustees did not identify        accounts managed by the Sub-Advisor with
transactions executed through "soft          any particular factor that was               investment strategies comparable to
dollar" arrangements. Under these            controlling, and each trustee attributed     those of the Fund and above the total
arrangements, brokerage commissions paid     different weights to the various             advisory fee rates for 277 separately
by the Fund and/or other funds advised       factors.                                     managed accounts/wrap accounts managed
by AIM are used to pay for research and                                                   by the Sub-Advisor with investment
execution services. This research may be        The discussion below serves as a          strategies comparable to those of the
used by AIM in making investment             discussion of the material factors and       Fund. The Board noted that AIM has
decisions for the Fund. The Board            the conclusions with respect thereto         agreed to limit the Fund's total annual
concluded that such arrangements were        that formed the basis for the Board's        operating expenses. The Board also
appropriate.                                 approval of the Sub-Advisory Agreement.      considered the services to be provided
                                             After consideration of all of the            by the Sub-Advisor pursuant to the
o AIM's financial soundness in light of      factors below and based on its informed      Sub-Advisory Agreement and the services
the Fund's needs. The Board considered       business judgment, the Board determined      to be provided by AIM pursuant to the
whether AIM is financially sound and has     that the Sub-Advisory Agreement is in        Advisory Agreement, as well as the
the resources necessary to perform its       the best interests of the Fund and its       allocation of fees between AIM and the
obligations under the Advisory               shareholders and that the compensation       Sub-Advisor pursuant to the Sub-Advisory
Agreement, and concluded that AIM has        to the Sub-Advisor under the                 Agreement. The Board noted that the
the financial resources necessary to         Sub-Advisory Agreement is fair and           sub-advisory fees have no direct effect
fulfill its obligations under the            reasonable.                                  on the Fund or its shareholders, as they
Advisory Agreement.                                                                       are paid by AIM to the Sub-Advisor, and
                                                Unless otherwise stated, information      that AIM and the Sub-Advisor are
o Historical relationship between the        presented below is as of June 27, 2006       affiliates. Based on this review, the
Fund and AIM. In determining whether to      and does not reflect any changes that        Board concluded that the sub-advisory
approve the Advisory Agreement for the       may have occurred since June 27, 2006,       fee rate under the Sub-Advisory
Fund, the Board also considered the          including but not limited to changes to      Agreement was fair and reasonable.
prior relationship between AIM and the       the Fund's performance.
Fund, as well as the Board's knowledge                                                    o Profitability of AIM and its
of AIM's operations, and concluded that      o The nature and extent of the advisory      affiliates. The Board reviewed
it was beneficial to maintain the            services to be provided by the               information concerning the profitability
current relationship, in part, because       Sub-Advisor. The Board reviewed the          of AIM's (and its affiliates')
of such knowledge. The Board also            services to be provided by the               investment advisory and other activities
reviewed the general nature of the           Sub-Advisor under the Sub-Advisory           and its financial condition. The Board
non-investment advisory services             Agreement. Based on such review, the         considered the overall profitability of
currently performed by AIM and its           Board concluded that the range of            AIM. The Board noted that AIM's
affiliates, such as administrative,          services to be provided by the               operations remain profitable, although
transfer agency and distribution             Sub-Advisor under the Sub-Advisory           increased expenses in recent years have
services, and the fees received by AIM       Agreement was appropriate and that the       reduced AIM's profitability. Based on
and its affiliates for performing such       Sub-Advisor currently is providing           the review of the profitability of AIM's
services. In addition to reviewing such      services in accordance with the terms of     and its affiliates' investment advisory
services, the trustees also considered       the Sub-Advisory Agreement.                  and other activities and its financial
the organizational structure employed by                                                  condition, the Board concluded that the
AIM and its affiliates to provide those      o The quality of services to be provided     compensation to be paid by the Fund to
services. Based on the review of these       by the Sub-Advisor. The Board reviewed       AIM under its Advisory Agreement was not
and other factors, the Board concluded       the credentials and experience of the        excessive.
that AIM and its affiliates were             officers and employees of the
qualified to continue to provide             Sub-Advisor who will provide investment      o The Sub-Advisor's financial soundness
non-investment advisory services to the      advisory services to the Fund. Based on      in light of the Fund's needs. The Board
Fund, including administrative, transfer     the review of these and other factors,       considered whether the Sub-Advisor is
agency and distribution services, and        the Board concluded that the quality of      financially sound and has the resources
that AIM and its affiliates currently        services to be provided by the               necessary to perform its obligations
are providing satisfactory                   Sub-Advisor was appropriate and that the     under the Sub-Advisory Agreement, and
non-investment advisory services.            Sub-Advisor currently is providing           concluded that the Sub-Advisor has the
                                             satisfactory services in accordance with     financial resources necessary to fulfill
o Other factors and current trends. The      the terms of the Sub-Advisory Agreement.     its obligations under the Sub-Advisory
Board considered the steps that AIM and                                                   Agreement.
its affiliates have taken over the last
several years, and continue to take, in
order to

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                SHARES       VALUE
---------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-97.75%

AUSTRALIA-1.37%

National Australia Bank Ltd. (Diversified
  Banks)(a)                                       2,500    $   65,157
=====================================================================

BELGIUM-1.25%

Belgacom (Integrated Telecommunication
  Services)                                       1,800        59,708
=====================================================================

CANADA-1.57%

BCE Inc. (Integrated Telecommunication
  Services)                                       1,600        37,811
---------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                       700        36,859
=====================================================================
                                                               74,670
=====================================================================

CHINA-0.53%

China Life Insurance Co., Ltd.-ADR (Life &
  Health Insurance)                                 400        25,320
=====================================================================

DENMARK-1.43%

Danske Bank A.S. (Diversified Banks)(a)           1,800        68,379
=====================================================================

FINLAND-5.33%

Nokia Oyj (Communications Equipment)(a)           5,800       117,374
---------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)           4,100        57,274
---------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)(a)               3,700        79,495
=====================================================================
                                                              254,143
=====================================================================

FRANCE-6.90%

Compagnie Generale des Etablissements
  Michelin- Class B (Tires & Rubber)(a)             980        58,805
---------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)       1,700        64,579
---------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)(b)       2,335        68,670
---------------------------------------------------------------------
Thomson (Consumer Electronics)(c)                 3,000        49,622
---------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)             1,330        87,142
=====================================================================
                                                              328,818
=====================================================================

GERMANY-2.74%

BASF A.G. (Diversified Chemicals)(a)                880        70,590
---------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  1,200        59,961
=====================================================================
                                                              130,551
=====================================================================

HONG KONG-2.06%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                    4,000        43,328
---------------------------------------------------------------------
Hutchison Whampoa Ltd.-ADR (Industrial
  Conglomerates)(b)                               1,200        54,770
=====================================================================
                                                               98,098
=====================================================================

ITALY-1.92%

Eni S.p.A-ADR (Integrated Oil & Gas)              1,560        91,650
=====================================================================

                                                SHARES       VALUE
---------------------------------------------------------------------

JAPAN-19.58%

Canon Inc. (Office Electronics)(a)                2,400    $  117,400
---------------------------------------------------------------------
East Japan Railway Co. (Railroads)(a)                 8        59,611
---------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic
  Products)                                       2,350        78,866
---------------------------------------------------------------------
Kao Corp.-ADR (Household Products)(b)               162        42,443
---------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors)(a)(c)        600        19,325
---------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(a)                                      300        50,512
---------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.
  (Integrated Telecommunication Services)(a)         12        58,783
---------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)             1,600        46,581
---------------------------------------------------------------------
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                      4,000        74,984
---------------------------------------------------------------------
Seven & I Holdings Co., Ltd. (Food Retail)        1,000        32,947
---------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty
  Chemicals)(a)                                   1,200        65,559
---------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                    400        56,596
---------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)             1,990        87,640
---------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                            1,600        99,774
---------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                                 800        41,861
=====================================================================
                                                              932,882
=====================================================================

MEXICO-1.94%

Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                     500        41,860
---------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Integrated Telecommunication Services)         2,440        50,825
=====================================================================
                                                               92,685
=====================================================================

NETHERLANDS-8.58%

Aegon N.V. (Life & Health Insurance)              6,600       112,883
---------------------------------------------------------------------
Heineken N.V. (Brewers)(a)                        2,000        84,747
---------------------------------------------------------------------
ING Groep N.V.-ADR (Other Diversified
  Financial Services)                             1,655        65,075
---------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)     1,300        40,482
---------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)             2,950       105,627
=====================================================================
                                                              408,814
=====================================================================

NORWAY-0.71%

Statoil A.S.A. (Integrated Oil & Gas)             1,200        34,031
=====================================================================

SOUTH KOREA-3.25%

Kookmin Bank-ADR (Diversified Banks)                700        58,142
---------------------------------------------------------------------
Korea Electric Power Corp.-ADR (Electric
  Utilities)                                      1,650        31,284
---------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication
  Services)                                       3,050        65,423
=====================================================================
                                                              154,849
=====================================================================

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

                                                SHARES       VALUE
---------------------------------------------------------------------

SPAIN-0.96%

Repsol YPF, S.A.-ADR (Integrated Oil & Gas)       1,625    $   45,598
=====================================================================

SWEDEN-1.23%

Nordea Bank A.B. (Diversified Banks)(a)           4,900        58,485
=====================================================================

SWITZERLAND-9.37%

Credit Suisse Group (Diversified Capital
  Markets)(a)                                     1,400        78,204
---------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)             400       125,504
---------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                   2,260       122,378
---------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                200        33,062
---------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line
  Insurance)(a)(c)                                  400        87,533
=====================================================================
                                                              446,681
=====================================================================

TAIWAN-0.60%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       3,089        28,357
=====================================================================

UNITED KINGDOM-26.43%

Anglo American PLC (Diversified Metals &
  Mining)(a)                                      1,600        65,478
---------------------------------------------------------------------
BAE Systems PLC (Aerospace & Defense)(a)         15,200       103,786
---------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(a)                  3,400        39,481
---------------------------------------------------------------------
Cadbury Schweppes plc (Packaged Foods &
  Meats)(a)                                       4,900        47,179
---------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(a)             4,600        77,292
---------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)             4,900       136,920
---------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)         1,205       106,462
---------------------------------------------------------------------

                                                SHARES       VALUE
---------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Kingfisher PLC (Home Improvement Retail)(a)      16,600    $   73,132
---------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)          9,915        97,455
---------------------------------------------------------------------
Morrison (William) Supermarkets PLC (Food
  Retail)                                        20,900        75,175
---------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                    8,600        86,836
---------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                       4,800       157,601
---------------------------------------------------------------------
Royal Dutch Shell PLC-ADR (Integrated Oil &
  Gas)                                            1,200        80,376
---------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                 52,800       112,325
=====================================================================
                                                            1,259,498
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $4,890,459)                           4,658,374
=====================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. GOVERNMENT AGENCY SECURITY-2.10%

FEDERAL FARM CREDIT BANK-2.10%

Disc. Notes, 4.95%, 07/03/06(d)                $100,000        99,972
=====================================================================
    Total U.S. Government Agency Securities
      (Cost $99,973)                                           99,972
=====================================================================
TOTAL INVESTMENTS-99.85%
    (Cost $4,990,432)                                       4,758,346
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.15%                             7,218
=====================================================================
NET ASSETS-100.00%                                         $4,765,564
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Disc.  - Discounted

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $2,343,487, which represented 49.18% of the Fund's Net Assets. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $165,883, which represented 3.48% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $4,990,432)           $4,758,346
------------------------------------------------------------
Cash                                                   5,752
------------------------------------------------------------
Receivables for:
  Dividends                                           11,262
------------------------------------------------------------
  Fund expenses absorbed                              11,350
------------------------------------------------------------
Other assets                                             338
============================================================
    Total assets                                   4,787,048
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Accrued administrative services fees                 1,997
------------------------------------------------------------
  Accrued distribution fees -- Series II                 998
------------------------------------------------------------
  Accrued trustees' and officer's fees and
    benefits                                             361
------------------------------------------------------------
  Accrued transfer agent fees                            238
------------------------------------------------------------
  Accrued operating expenses                          17,890
============================================================
    Total liabilities                                 21,484
============================================================
Net assets applicable to shares outstanding       $4,765,564
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $5,000,020
------------------------------------------------------------
Undistributed net investment income                   22,205
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies       (24,548)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign currencies      (232,113)
============================================================
                                                  $4,765,564
____________________________________________________________
============================================================

NET ASSETS:

Series I                                          $2,383,282
____________________________________________________________
============================================================
Series II                                         $2,382,282
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                             250,001
____________________________________________________________
============================================================
Series II                                            250,001
____________________________________________________________
============================================================
Series I:
  Net asset value per share                       $     9.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                       $     9.53
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,537)                                          $  28,637
------------------------------------------------------------
Interest                                               3,345
============================================================
    Total investment income                           31,982
============================================================

EXPENSES:

Advisory fees                                          7,467
------------------------------------------------------------
Administrative services fees                          10,353
------------------------------------------------------------
Custodian fees                                         4,359
------------------------------------------------------------
Distribution fees -- Series II                           998
------------------------------------------------------------
Transfer agent fees                                      246
------------------------------------------------------------
Trustees' and officer's fees and benefits              3,071
------------------------------------------------------------
Reports to shareholders                                4,833
------------------------------------------------------------
Professional services fees                            13,846
------------------------------------------------------------
Other                                                    616
============================================================
    Total expenses                                    45,789
============================================================
Less: Fees waived and expenses reimbursed            (36,012)
============================================================
    Net expenses                                       9,777
============================================================
Net investment income                                 22,205
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                1,789
------------------------------------------------------------
  Foreign currencies                                 (26,337)
============================================================
                                                     (24,548)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (232,086)
------------------------------------------------------------
  Foreign currencies                                     (27)
============================================================
                                                    (232,113)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                                (256,661)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(234,456)
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 2006 (date operations commenced) through June 30, 2006 (Unaudited)

                                                                 JUNE 30,
                                                                   2006
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   22,205
--------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                             (24,548)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  (232,113)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (234,456)
==========================================================================
Share transactions-net:
  Series I                                                       2,500,010
--------------------------------------------------------------------------
  Series II                                                      2,500,010
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                5,000,020
==========================================================================
    Net increase in net assets                                   4,765,564
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $22,205)                                          $4,765,564
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on May 1, 2006.

    The Fund's investment objective is to provide total return.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Global Asset Management ("N.A"), Inc. ("IGAM"), AIM pays IGAM 40% of the amount of AIM's compensation on the sub advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.10% and Series II shares to 1.35% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For May 1, 2006 (date operations commenced) through June 30, 2006, AIM waived fees of $7,467 and reimbursed expenses of $28,545.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the period May 1, 2006 (date operations commenced) through June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the period May 1, 2006 (date operations commenced) through June 30, 2006, AIM was paid $8,356 for accounting and fund administrative services and reimbursed $1,997 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the period May 1, 2006 (date operations commenced) through June 30, 2006, the Fund paid AIS $246.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the period May 1, 2006 (date operations commenced) through June 30, 2006, the Series II shares paid $998.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period May 1, 2006 (date operations commenced) through June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period May 1, 2006 (date operations commenced) through June 30, 2006 was $5,061,570 and $172,899, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $        37,717
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (269,803)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                   $      (232,086)
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

NOTE 7--SHARE INFORMATION

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                   MAY 1, 2006
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                JUNE 30, 2006(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Series I                                                    250,001    $2,500,010
-----------------------------------------------------------------------------------
  Series II                                                   250,001     2,500,010
===================================================================================
                                                              500,002    $5,000,020
___________________________________________________________________________________
===================================================================================

(a)  100% of shares outstanding are owned by AIM.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  SERIES I              SERIES II
                                                              ----------------       ----------------
                                                                MAY 1, 2006            MAY 1, 2006
                                                              (DATE OPERATIONS       (DATE OPERATIONS
                                                               COMMENCED) TO          COMMENCED) TO
                                                                  JUNE 30,               JUNE 30,
                                                                    2006                   2006
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00                 $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.05                   0.04
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.52)                 (0.51)
=====================================================================================================
    Total from investment operations                                (0.47)                 (0.47)
=====================================================================================================
Net asset value, end of period                                     $ 9.53                 $ 9.53
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                                                     (4.70)%                (4.70)%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $2,383                 $2,382
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements(b)                  1.10%                  1.35%
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(b)               5.61%                  5.86%
=====================================================================================================
Ratio of net investment income to average net assets(b)              2.91%                  2.66%
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(c)                                              5%                     5%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $2,389,559 and $2,389,067 for Series I and Series II shares, respectively.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary
Mark H. Williamson                 and Chief Legal Officer                      CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                   and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Global Asset Management (N.A.),
                                                                                Inc.
                                                                                1360 Peachtree Street
                                                                                Suite 100
                                                                                Atlanta, GA 30309

                    AIM V.I. INTERNATIONAL CORE EQUITY FUND

                                              AIM V.I. INTERNATIONAL GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2006






                             AIM V.I. INTERNATIONAL GROWTH FUND seeks to provide
                                                    long-term growth of capital.






          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--






NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. INTERNATIONAL GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                We believe disciplined sell decisions
                                                                                        are key to successful investing. We
======================================================================================  consider selling a stock for any one of
PERFORMANCE SUMMARY                                                                     the following reasons:
                                          ============================================
After reaching new highs for the year in  FUND vs. INDEXES                              o A company's fundamentals deteriorate,
early May, global equity markets                                                        or it posts disappointing earnings.
experienced a significant correction.     CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,
Rising inflation led to fears that        EXCLUDING VARIABLE PRODUCT ISSUER             o A stock's price is overvalued.
central banks may raise interest rates    CHARGES. IF VARIABLE PRODUCT ISSUER
to levels that could threaten global      CHARGES WERE INCLUDED, RETURNS WOULD BE       o A more attractive opportunity becomes
economic growth. Overall though,          LOWER.                                        available.
non-U.S. markets ended on a positive
note and, following a trend of recent     Series I Shares                        8.93%  MARKET CONDITIONS AND YOUR FUND
years, continued to outperform U.S.
equities.                                 Series II Shares                       8.78   Despite increased volatility in the
                                                                                        latter half of the reporting period,
   Within this environment, we are        Morgan Stanley Capital                        global economic growth continued to show
pleased to report to shareholders         International (MSCI)                          record strength. Europe, bolstered by
positive Fund performance once again.     EAFE Index (Broad Market Index)       10.16   the traditionally defensive attributes
Although returns were positive, your                                                    of the United Kingdom (U.K.) market, was
Fund underperformed its broad market and  MSCI EAFE Growth Index                        the best-performing region during the
style-specific benchmarks. Our position   (Style-Specific Index)                 9.29   period. Strong manufacturing growth--the
in certain volatile emerging                                                            strongest in nearly six years--and low
markets--Hungary and Turkey--largely      Lipper International                          unemployment--the lowest since
explained                                 Multi-Cap Growth                              2001--bolstered confidence in the
                                          Fund Index (Peer Group Index)          8.29   region.

                                          SOURCE: LIPPER INC.                              After impressive gains in 2005, when
                                                                                        improving economic growth prospects
                                          ============================================  drove the local market largely higher,
                                          this relative underperformance.               Japan witnessed a bout of profit taking,
                                                                                        especially in more cyclical,
                                          Your Fund's Long-term performance appears     economically sensitive stocks. From a
                                          on Page 4.                                    broad market perspective,
======================================================================================  emerging-market equities lagged stocks in developed markets. With risk-aversion
HOW WE INVEST                             for, accelerating or above-average            levels rising sharply and emerging
                                          earnings growth, but whose prices do not      markets' outperformance for much of the
We believe that earnings drive stock      fully reflect these attributes.               last year, profit taking was inevitable.
prices and that companies generating                                                    Countries with large deficit positions,
substantial, repeatable, above-average       Although research responsibilities         such as Turkey and South Africa, led the
earnings growth may provide long-term     within the portfolio management team          decliners, while Taiwan, like other
growth of capital.                        focus on specific geographic regions, we      Asian countries, posted nominal gains in
                                          select investments for the Fund by using      the period.
   When selecting stocks for your Fund,   a bottom-up investment approach, which
we employ a disciplined investment        means that we construct the Fund                 Fund performance was broad based,
strategy that emphasizes fundamental      primarily on a stock-by-stock basis. We       with almost all major regions
research, supported by both quantitative  focus on the strengths of individual          registering positive
analysis and portfolio construction       companies, rather than sectors,
techniques. The strategy primarily        countries or regional trends.
focuses on identifying quality companies
that have experienced, or exhibit the
potential


========================================  ============================================  ============================================

PORTFOLIO COMPOSITION                     TOP 5 COUNTRIES*                              TOP 10 EQUITY HOLDINGS*

By sector                                 1. Japan                           14.4%       1. BNP Paribas (France)            2.1%

Financials                         21.9%  2. France                          11.5        2. Vinci S.A. (France)             1.9

Consumer Discretionary             17.3   3. United Kingdom                  10.1        3. Syngenta A.G.
                                                                                            (Switzerland)                   1.7
Industrials                        11.7   4. Switzerland                      8.4
                                                                                         4. Roche Holding A.G.
Consumer Staples                   10.4   5. Germany                          8.3           (Switzerland)                   1.7

Information Technology              9.6                                                  5. Total S.A. (France)             1.7

Energy                              9.0   TOTAL NET ASSETS         $570.7 MILLION        6. Canon Inc. (Japan)              1.7
                                          TOTAL NUMBER OF HOLDINGS*           104
Health Care                         6.3                                                  7. Anglo Irish Bank
                                                                                            Corp. PLC (Ireland)             1.7
Materials                           6.2
                                                                                         8. UBS A.G. (Switzerland)          1.7
Telecommunication Services          1.9
                                                                                         9. Eni S.p.A. (Italy)              1.6
Utilities                           1.4
                                                                                        10. Imperial Tobacco Group PLC
Money Market Funds                                                                          (United Kingdom)                1.6
Plus Other Assets
Less Liabilities                    4.3


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================  ============================================  ============================================

AIM V.I. INTERNATIONAL GROWTH FUND


returns for the period. Our largest       TEVA PHARMACEUTICAL undermined good                               CLAS G. OLSSON,
regional allocation remained in European  stock selection elsewhere in our                                  senior portfolio
stocks, and strong stock selection        pharmaceutical holdings.                             [OLSSON      manager and head of
helped us perform in line with our                                                              PHOTO]      AIM's International
style-specific benchmark. Our continued      Foreign exchange was another                                   Investment Management
underweight exposure to the region        contributor to Fund performance. Because                          Unit, is lead manager
versus the benchmark detracted from       we do not typically hedge currencies--we                          of AIM V.I.
performance, but this allocation          buy stocks in their local currency and                            International
strategy should not be construed as a     then translate that value back into           Growth Fund with respect to the Fund's
bias against European stocks--we          dollars--our exposure to the                  investments in Europe and Canada. Mr.
continued to find very compelling         appreciating euro, compared with the          Olsson joined AIM in 1994. Mr. Olsson
investment opportunities there. Instead   U.S. dollar, added value to your Fund's       became a commissioned naval officer at
this strategy indicated our flexibility   overall return.                               the Royal Swedish Naval Academy in 1988.
in seeking investment opportunities                                                     He also earned a B.B.A. from The
across both developed and emerging world     Stock-specific detractors included         University of Texas at Austin.
markets (the Fund's emerging-markets      AKBANK, Teva Pharmaceutical, MEDIATEK
exposure is limited to less than 20%).    INC, TELKOM S.A. and L.G. PHILLIPS. The                           BARRETT K. SIDES,
For instance, our holdings in Canada and  Fund sold its holdings in L.G. Phillips                           senior portfolio
China, countries not represented in the   during the reporting period. Akbank, a               [SIDES       manager, is lead
EAFE benchmarks, gave the Fund a          smaller Turkish bank, was negatively                 PHOTO]       manager of AIM V.I.
competitive edge. An underweight          affected by interest rate tightening                              International Growth
exposure to the volatile Japan market     during the reporting period. Despite a                            Fund with respect to
relative to the style-specific benchmark  more volatile market environment, the                             the Fund's
was a key contributor to Fund returns as  stock continued to produce strong return                          investments in Asia
well.                                     on equity and remained at a reasonable                            Pacific and Latin
                                          valuation--two key characteristics of         America. He joined AIM in 1990. Mr. Sides
   Our exposure to the emerging-market    our stock selection process.                  earned a B.S. in economics from Bucknell
countries Korea, Hungary and Turkey       Consequently, we increased our holdings       University and a master's in international
detracted during the reporting period,    of the stock during the reporting             business from the University of St. Thomas.
although they had been top contributors   period.
in the past. An underweight exposure                                                                        SHUXIN CAO, Chartered
versus the style-specific benchmark,      IN CLOSING                                                        Financial Analyst,
combined with weaker stock selection to                                                          [CAO       senior portfolio
the strong U.K. market, detracted from    We remain committed to our disciplined                PHOTO]      manager, is manager
comparative results as well.              strategy of selecting holdings based on                           of AIM V.I.
                                          the earnings, quality and valuation of                            International Growth
   Sector performance was also broad      an individual company and maintaining                             Fund. He joined AIM
based, with all sectors registering       our course through the market's                                   in 1997. Mr. Cao
positive returns for the period. With     fluctuations.                                 graduated from Tianjin Foreign Language
oil prices rising to historic highs of                                                  Institute with a B.A. in English. He
more than $75 per barrel, the energy         We welcome new investors who have          also earned an M.B.A. from Texas A&M
sector benefited from a dramatic rise in  joined the Fund during the reporting          University and is a certified public
commodity prices. Our Canadian energy     period and thank all of our shareholders      accountant.
holdings in particular benefited from     for your continued investment in AIM
this rise, and SUNCOR ENERGY was the top  V.I. International Growth Fund.                                   MATTHEW W. DENNIS,
contributor for the reporting period.                                                                       Chartered Financial
                                          THE VIEWS AND OPINIONS EXPRESSED IN                 [DENNIS       Analyst, portfolio
   Our bottom-up investment approach      MANAGEMENT'S DISCUSSION OF FUND                      PHOTO]       manager, is manager
enabled us to outperform our              PERFORMANCE ARE THOSE OF A I M ADVISORS,                          of AIM V.I.
style-specific index across multiple      INC. THESE VIEWS AND OPINIONS ARE                                 International Growth
sectors, with contributors coming from    SUBJECT TO CHANGE AT ANY TIME BASED ON                            Fund. He has been in
the Fund's consumer staples, industrials  FACTORS SUCH AS MARKET AND ECONOMIC                               the investment
and telecommunication services holdings.  CONDITIONS. THESE VIEWS AND OPINIONS MAY      business since 1994. Mr. Dennis earned a
Within the consumer discretionary         NOT BE RELIED UPON AS INVESTMENT ADVICE       B.A. in economics from The University of
sector, long-term Fund holding PUMA, the  OR RECOMMENDATIONS, OR AS AN OFFER FOR A      Texas at Austin and an M.S. in finance
German athletic shoe and apparel          PARTICULAR SECURITY. THE INFORMATION IS       from Texas A&M University.
manufacturer, was up over 34% for the     NOT A COMPLETE ANALYSIS OF EVERY ASPECT
reporting period. Strong sales surprised  OF ANY MARKET, COUNTRY, INDUSTRY,                                 JASON T. HOLZER,
a market that was apprehensive about the  SECURITY OR THE FUND. STATEMENTS OF FACT                          Chartered Financial
company's new expansion program.          ARE FROM SOURCES CONSIDERED RELIABLE,               [HOLZER       Analyst, portfolio
                                          BUT A I M ADVISORS, INC. MAKES NO                    PHOTO]       manager, is manager
   In contrast, an underweight exposure   REPRESENTATION OR WARRANTY AS TO THEIR                            of AIM V.I.
to telecommunication services, materials  COMPLETENESS OR ACCURACY. ALTHOUGH                                International Growth
and health care relative to the           HISTORICAL PERFORMANCE IS NO GUARANTEE                            Fund. He has been in
style-specific benchmark detracted from   OF FUTURE RESULTS, THESE INSIGHTS MAY                             the investment
performance. Within health care,          HELP YOU UNDERSTAND OUR INVESTMENT            business since 1994. Mr. Dennis earned a
exposure to generic manufacturer          MANAGEMENT PHILOSOPHY.                        B.A. in economics from The University of
                                                                                        Texas at Austin and an M.S. in finance
                                                                                        from Texas A&M University.

                                                                                        Assisted by Asia Pacific/Latin America
                                                                                        Team and Europe/Canada Team

                                                                                                 [RIGHT ARROW GRAPHIC]

                                                                                        FOR A DISCUSSION OF THE RISKS OF
                                                                                        INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                        THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                        PERFORMANCE, PLEASE TURN TO PAGE 4.


AIM V.I. INTERNATIONAL GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS              SERIES I AND SERIES II SHARE CLASSES          SHARES OF THE FUND DIRECTLY. PERFORMANCE
                                          WILL DIFFER PRIMARILY DUE TO DIFFERENT        FIGURES GIVEN REPRESENT THE FUND AND ARE
As of 6/30/06                             CLASS EXPENSES.                               NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                                                                        PRODUCT VALUES. THEY DO NOT REFLECT
SERIES I SHARES                              THE PERFORMANCE DATA QUOTED REPRESENT      SALES CHARGES, EXPENSES AND FEES
                                          PAST PERFORMANCE AND CANNOT GUARANTEE         ASSESSED IN CONNECTION WITH A VARIABLE
Inception (5/5/93)                 8.92%  COMPARABLE FUTURE RESULTS; CURRENT            PRODUCT. SALES CHARGES, EXPENSES AND
 10 Years                          7.09   PERFORMANCE MAY BE LOWER OR HIGHER.           FEES, WHICH ARE DETERMINED BY THE
  5 Years                          9.15   PLEASE CONTACT YOUR VARIABLE PRODUCT          VARIABLE PRODUCT ISSUERS, WILL VARY AND
  1 Year                          27.37   ISSUER OR FINANCIAL ADVISOR FOR THE MOST      WILL LOWER THE TOTAL RETURN.
                                          RECENT MONTH-END VARIABLE PRODUCT
SERIES II SHARES                          PERFORMANCE. PERFORMANCE FIGURES REFLECT         PER NASD REQUIREMENTS, THE MOST
                                          FUND EXPENSES, REINVESTED DISTRIBUTIONS       RECENT MONTH-END PERFORMANCE DATA AT THE
10 Years                           6.82%  AND CHANGES IN NET ASSET VALUE.               FUND LEVEL, EXCLUDING VARIABLE PRODUCT
 5 Years                           8.86   INVESTMENT RETURN AND PRINCIPAL VALUE         CHARGES, IS AVAILABLE ON THIS AIM
 1 Year                           27.01   WILL FLUCTUATE SO THAT YOU MAY HAVE A         AUTOMATED INFORMATION LINE,
                                          GAIN OR LOSS WHEN YOU SELL SHARES.            866-702-4402. AS MENTIONED ABOVE, FOR
========================================                                                THE MOST RECENT MONTH-END PERFORMANCE
                                             AIM V.I. INTERNATIONAL GROWTH FUND, A      INCLUDING VARIABLE PRODUCT CHARGES,
SERIES II SHARES' INCEPTION DATE IS       SERIES PORTFOLIO OF AIM VARIABLE              PLEASE CONTACT YOUR VARIABLE PRODUCT
SEPTEMBER 19, 2001. RETURNS SINCE THAT    INSURANCE FUNDS, IS CURRENTLY OFFERED         ISSUER OR FINANCIAL ADVISOR.
DATE ARE HISTORICAL. ALL OTHER RETURNS    THROUGH INSURANCE COMPANIES ISSUING
ARE THE BLENDED RETURNS OF THE            VARIABLE PRODUCTS. YOU CANNOT PURCHASE
HISTORICAL PERFORMANCE OF SERIES II
SHARES SINCE THEIR INCEPTION AND THE
RESTATED HISTORICAL PERFORMANCE OF
SERIES I SHARES (FOR PERIODS PRIOR TO
INCEPTION OF SERIES II SHARES) ADJUSTED
TO REFLECT THE RULE 12b-1 FEES
APPLICABLE TO SERIES II SHARES. THE
PERFORMANCE OF THE FUND'S


PRINCIPAL RISKS OF INVESTING IN THE FUND  and higher forecasted growth values.          reporting purposes, and as such, the net
                                                                                        asset values for shareholder
Foreign securities have additional           The unmanaged LIPPER INTERNATIONAL         transactions and the returns based on
risks, including exchange rate changes,   MULTI-CAP GROWTH FUND INDEX represents        those net asset values may differ from
political and economic developments, the  an average of the performance of the 10       the net asset values and returns
relative lack of information about these  largest international                         reported in the Financial Highlights.
companies, relatively low market          multi-capitalization growth funds             Additionally, the returns and net asset
liquidity and the potential lack of       tracked by Lipper Inc., an independent        values shown throughout this report are
strict financial and accounting controls  mutual fund performance monitor.              at the Fund level only and do not
and standards.                                                                          include variable product issuer charges.
                                             The Fund is not managed to track the       If such charges were included, the total
   Investing in emerging markets          performance of any particular index,          returns would be lower.
involves greater risk and potential       including the indexes defined here, and
reward than investing in more             consequently, the performance of the             Industry classifications used in this
established markets.                      Fund may deviate significantly from the       report are generally according to the
                                          performance of the indexes.                   Global Industry Classification Standard,
ABOUT INDEXES USED IN THIS REPORT                                                       which was developed by and is the
                                             A direct investment cannot be made in      exclusive property and a service mark of
The unmanaged MSCI EUROPE, AUSTRALASIA    an index. Unless otherwise indicated,         Morgan Stanley Capital International
AND THE FAR EAST INDEX (the MSCI          index results include reinvested              Inc. and Standard & Poor's.
EAFE--Registered Trademark--) is a group  dividends, and they do not reflect sales
of foreign securities tracked by Morgan   charges. Performance of an index of
Stanley Capital International.            funds reflects fund expenses;
                                          performance of a market index does not.
   The unmanaged MSCI EUROPE,
AUSTRALASIA AND THE FAR EAST GROWTH       OTHER INFORMATION
INDEX is a subset of the unmanaged MSCI
EAFE--Registered Trademark--, which       The returns shown in the management's
represents the performance of foreign     discussion of Fund performance are based
stocks tracked by Morgan Stanley Capital  on net asset values calculated for
International. The Growth portion         shareholder transactions. Generally
measures performance of companies with    accepted accounting principles require
higher price/earnings ratios              adjustments to be made to the net assets
                                          of the Fund at period end for financial

AIM V.I. INTERNATIONAL GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                   You may use the information in this              THE HYPOTHETICAL ACCOUNT VALUES AND
                                          table, together with the amount you           EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur   invested, to estimate the expenses that       ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management       you paid over the period. Simply divide       EXPENSES YOU PAID FOR THE PERIOD. YOU
fees; distribution and/or service fees    your account value by $1,000 (for             MAY USE THIS INFORMATION TO COMPARE THE
(12b-1); and other Fund expenses. This    example, an $8,600 account value divided      ONGOING COSTS OF INVESTING IN THE FUND
example is intended to help you           by $1,000 = 8.6), then multiply the           AND OTHER FUNDS. TO DO SO, COMPARE THIS
understand your ongoing costs (in         result by the number in the table under       5% HYPOTHETICAL EXAMPLE WITH THE 5%
dollars) of investing in the Fund and to  the heading entitled "Actual Expenses         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
compare these costs with ongoing costs    Paid During Period" to estimate the           SHAREHOLDER REPORTS OF THE OTHER FUNDS.
of investing in other mutual funds. The   expenses you paid on your account during
example is based on an investment of      this period.                                     Please note that the expenses shown
$1,000 invested at the beginning of the                                                 in the table are meant to highlight your
period and held for the entire period     HYPOTHETICAL EXAMPLE FOR                      ongoing costs. Therefore, the
January 1, 2006, through June 30, 2006.   COMPARISON PURPOSES                           hypothetical information is useful in
The actual and hypothetical expenses in                                                 comparing ongoing costs, and will not
the examples below do not represent the   The table below also provides                 help you determine the relative total
effect of any fees or other expenses      information about hypothetical account        costs of owning different funds.
assessed in connection with a variable    values and hypothetical expenses based
product; if they did, the expenses shown  on the Fund's actual expense ratio and would be higher while the ending account  an assumed rate of return of 5% per year
values shown would be lower.              before expenses, which is not the Fund's
                                          actual return. The Fund's actual
ACTUAL EXPENSES                           cumulative total returns at net asset
                                          value after expenses for the six months
The table below provides information      ended June 30, 2006, appear in the table
about actual account values and actual    "Fund vs. Indexes" on page 2.
expenses.

====================================================================================================================================

                                                  ACTUAL                     HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING            EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE          ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)        PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
Series I         $1,000.00           $1,089.30           $5.75         $1,019.29             $5.56            1.11%
Series II         1,000.00            1,089.80            7.04          1,018.05              6.80            1.36


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. INTERNATIONAL GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Variable     o The nature and extent of the advisory       Agreement for the Fund, the Board
Insurance Funds (the "Board") oversees    services to be provided by AIM. The           concluded that no changes should be made
the management of AIM V.I. International  Board reviewed the services to be             to the Fund and that it was not
Growth Fund (the "Fund") and, as          provided by AIM under the Advisory            necessary to change the Fund's portfolio
required by law, determines annually      Agreement. Based on such review, the          management team at this time. Although
whether to approve the continuance of     Board concluded that the range of             the independent written evaluation of
the Fund's advisory agreement with A I M  services to be provided by AIM under the      the Fund's Senior Officer (discussed
Advisors, Inc. ("AIM"). Based upon the    Advisory Agreement was appropriate and        below) only considered Fund performance
recommendation of the Investments         that AIM currently is providing services      through the most recent calendar year,
Committee of the Board, at a meeting      in accordance with the terms of the           the Board also reviewed more recent Fund
held on June 27, 2006, the Board,         Advisory Agreement.                           performance, which did not change their
including all of the independent                                                        conclusions.
trustees, approved the continuance of     o The quality of services to be provided
the advisory agreement (the "Advisory     by AIM. The Board reviewed the                o Meetings with the Fund's portfolio
Agreement") between the Fund and AIM for  credentials and experience of the             managers and investment personnel. With
another year, effective July 1, 2006.     officers and employees of AIM who will        respect to the Fund, the Board is
                                          provide investment advisory services to       meeting periodically with such Fund's
   The Board considered the factors       the Fund. In reviewing the                    portfolio managers and/or other
discussed below in evaluating the         qualifications of AIM to provide              investment personnel and believes that
fairness and reasonableness of the        investment advisory services, the Board       such individuals are competent and able
Advisory Agreement at the meeting on      considered such issues as AIM's               to continue to carry out their
June 27, 2006 and as part of the Board's  portfolio and product review process,         responsibilities under the Advisory
ongoing oversight of the Fund. In their   various back office support functions         Agreement.
deliberations, the Board and the          provided by AIM and AIM's equity and
independent trustees did not identify     fixed income trading operation. Based on      o Overall performance of AIM. The Board
any particular factor that was            the review of these and other factors,        considered the overall performance of
controlling, and each trustee attributed  the Board concluded that the quality of       AIM in providing investment advisory and
different weights to the various          services to be provided by AIM was            portfolio administrative services to the
factors.                                  appropriate and that AIM currently is         Fund and concluded that such performance
                                          providing satisfactory services in            was satisfactory.
   One responsibility of the independent  accordance with the terms of the
Senior Officer of the Fund is to manage   Advisory Agreement.                           o Fees relative to those of clients of
the process by which the Fund's proposed                                                AIM with comparable investment
management fees are negotiated to ensure  o The performance of the Fund relative        strategies. The Board reviewed the
that they are negotiated in a manner      to comparable funds. The Board reviewed       effective advisory fee rate (before
which is at arms' length and reasonable.  the performance of the Fund during the        waivers) for the Fund under the Advisory
To that end, the Senior Officer must      past one, three and five calendar years       Agreement. The Board noted that this
either supervise a competitive bidding    against the performance of funds advised      rate was (i) below the effective
process or prepare an independent         by other advisors with investment             advisory fee rate (before waivers) for
written evaluation. The Senior Officer    strategies comparable to those of the         one mutual fund advised by AIM with
has recommended an independent written    Fund. The Board noted that the Fund's         investment strategies comparable to
evaluation in lieu of a competitive       performance was above the median              those of the Fund; (ii) above the
bidding process and, upon the direction   performance of such comparable funds for      effective sub-advisory fee rate for one
of the Board, has prepared such an        the one and five year periods and below       Canadian mutual fund advised by an AIM
independent written evaluation. Such      such median performance for the three         affiliate and sub-advised by AIM with
written evaluation also considered        year period. Based on this review and         investment strategies comparable to
certain of the factors discussed below.   after taking account of all of the other      those of the Fund, although the total
In addition, as discussed below, the      factors that the Board considered in          advisory fees for such Canadian mutual
Senior Officer made a recommendation to   determining whether to continue the           fund were above those for the Fund;
the Board in connection with such         Advisory Agreement for the Fund, the          (iii) above the effective sub-advisory
written evaluation.                       Board concluded that no changes should        fee rates for two variable insurance
                                          be made to the Fund and that it was not       funds sub-advised by an AIM affiliate
   The discussion below serves as a       necessary to change the Fund's portfolio      and offered to insurance company
summary of the Senior Officer's           management team at this time. Although        separate accounts with investment
independent written evaluation and        the independent written evaluation of         strategies comparable to those of the
recommendation to the Board in            the Fund's Senior Officer (discussed          Fund, although the total advisory fees
connection therewith, as well as a        below) only considered Fund performance       for such variable insurance funds were
discussion of the material factors and    through the most recent calendar year,        above those for the Fund; and (iv)
the conclusions with respect thereto      the Board also reviewed more recent Fund      comparable to the total advisory fee
that formed the basis for the Board's     performance, which did not change their       rate for one separately managed
approval of the Advisory Agreement.       conclusions.                                  account/wrap account managed by an AIM
After consideration of all of the                                                       affiliate with investment strategies
factors below and based on its informed   o The performance of the Fund relative        comparable to those of the Fund and
business judgment, the Board determined   to indices. The Board reviewed the            above the total advisory fee rates for
that the Advisory Agreement is in the     performance of the Fund during the past       10 other separately managed
best interests of the Fund and its        one, three and five calendar years            accounts/wrap accounts managed by an AIM
shareholders and that the compensation    against the performance of the Lipper         affiliate with investment strategies
to AIM under the Advisory Agreement is    Variable Underlying Fund International        comparable to those of the Fund. The
fair and reasonable and would have been   Growth Index. The Board noted that the        Board noted that AIM has agreed to limit
obtained through arm's length             Fund's performance was comparable to the      the Fund's total operating expenses, as
negotiations.                             performance of such Index for the one         discussed below. Based on this review,
                                          year period and above such Index for the      the Board concluded that the advisory
   Unless otherwise stated, information   three and five year periods. Based on         fee rate for the Fund under the Advisory
presented below is as of June 27, 2006    this review and after taking account of       Agreement was fair and reasonable.
and does not reflect any changes that     all of the other factors that the Board
may have occurred since June 27, 2006,    considered in determining whether to
including but not limited to changes to   continue the Advisory
the Fund's performance, advisory fees,
expense limitations and/or fee waivers.



                                                                                                                 (continued)

AIM V.I. INTERNATIONAL GROWTH FUND


o Fees relative to those of comparable    Fund invests uninvested cash in               form its obligations under the Advisory
funds with other advisors. The Board      affiliated money market funds, AIM has        Agreement, and concluded that AIM has
reviewed the advisory fee rate for the    voluntarily agreed to waive a portion of      the financial resources necessary to
Fund under the Advisory Agreement. The    the advisory fees it receives from the        fulfill its obligations under the
Board compared effective contractual      Fund attributable to such investment.         Advisory Agreement.
advisory fee rates at a common asset      The Board further determined that the
level at the end of the past calendar     proposed securities lending program and       o Historical relationship between the
year and noted that the Fund's rate was   related procedures with respect to the        Fund and AIM. In determining whether to
below the median rate of the funds        lending Fund is in the best interests of      continue the Advisory Agreement for the
advised by other advisors with            the lending Fund and its respective           Fund, the Board also considered the
investment strategies comparable to       shareholders. The Board therefore             prior relationship between AIM and the
those of the Fund that the Board          concluded that the investment of cash         Fund, as well as the Board's knowledge
reviewed. The Board noted that AIM has    collateral received in connection with        of AIM's operations, and concluded that
agreed to limit the Fund's total          the securities lending program in the         it was beneficial to maintain the
operating expenses, as discussed below.   money market funds according to the           current relationship, in part, because
Based on this review, the Board           procedures is in the best interests of        of such knowledge. The Board also
concluded that the advisory fee rate for  the lending Fund and its respective           reviewed the general nature of the
the Fund under the Advisory Agreement     shareholders.                                 non-investment advisory services
was fair and reasonable.                                                                currently performed by AIM and its
                                          o Independent written evaluation and          affiliates, such as administrative,
o Expense limitations and fee waivers.    recommendations of the Fund's Senior          transfer agency and distribution
The Board noted that AIM has              Officer. The Board noted that, upon           services, and the fees received by AIM
contractually agreed to waive fees        their direction, the Senior Officer of        and its affiliates for performing such
and/or limit expenses of the Fund         the Fund, who is independent of AIM and       services. In addition to reviewing such
through April 30, 2008 in an amount       AIM's affiliates, had prepared an             services, the trustees also considered
necessary to limit total annual           independent written evaluation in order       the organizational structure employed by
operating expenses to a specified         to assist the Board in determining the        AIM and its affiliates to provide those
percentage of average daily net assets    reasonableness of the proposed                services. Based on the review of these
for each class of the Fund. The Board     management fees of the AIM Funds,             and other factors, the Board concluded
considered the contractual nature of      including the Fund. The Board noted that      that AIM and its affiliates were
this fee waiver/expense limitation and    the Senior Officer's written evaluation       qualified to continue to provide
noted that it remains in effect until     had been relied upon by the Board in          non-investment advisory services to the
April 30, 2008. The Board considered the  this regard in lieu of a competitive          Fund, including administrative, transfer
effect this fee waiver/expense            bidding process. In determining whether       agency and distribution services, and
limitation would have on the Fund's       to continue the Advisory Agreement for        that AIM and its affiliates currently
estimated expenses and concluded that     the Fund, the Board considered the            are providing satisfactory
the levels of fee waivers/expense         Senior Officer's written evaluation.          non-investment advisory services.
limitations for the Fund were fair and
reasonable.                               o Profitability of AIM and its                o Other factors and current trends. The
                                          affiliates. The Board reviewed                Board considered the steps that AIM and
o Breakpoints and economies of scale.     information concerning the profitability      its affiliates have taken over the last
The Board reviewed the structure of the   of AIM's (and its affiliates')                several years, and continue to take, in
Fund's advisory fee under the Advisory    investment advisory and other activities      order to improve the quality and
Agreement, noting that it includes one    and its financial condition. The Board        efficiency of the services they provide
breakpoint. The Board reviewed the level  considered the overall profitability of       to the Funds in the areas of investment
of the Fund's advisory fees, and noted    AIM, as well as the profitability of AIM      performance, product line
that such fees, as a percentage of the    in connection with managing the Fund.         diversification, distribution, fund
Fund's net assets, have decreased as net  The Board noted that AIM's operations         operations, shareholder services and
assets increased because the Advisory     remain profitable, although increased         compliance. The Board concluded that
Agreement includes a breakpoint. The      expenses in recent years have reduced         these steps taken by AIM have improved,
Board concluded that the Fund's fee       AIM's profitability. Based on the review      and are likely to continue to improve,
levels under the Advisory Agreement       of the profitability of AIM's and its         the quality and efficiency of the
therefore reflect economies of scale and  affiliates' investment advisory and           services AIM and its affiliates provide
that it was not necessary to change the   other activities and its financial            to the Fund in each of these areas, and
advisory fee breakpoints in the Fund's    condition, the Board concluded that the       support the Board's approval of the
advisory fee schedule.                    compensation to be paid by the Fund to        continuance of the Advisory Agreement
                                          AIM under its Advisory Agreement was not      for the Fund.
o Investments in affiliated money market  excessive.
funds. The Board also took into account
the fact that uninvested cash and cash    o Benefits of soft dollars to AIM. The
collateral from securities lending        Board considered the benefits realized
arrangements, if any (collectively,       by AIM as a result of brokerage
"cash balances") of the Fund may be       transactions executed through "soft
invested in money market funds advised    dollar" arrangements. Under these
by AIM pursuant to the terms of an SEC    arrangements, brokerage commissions paid
exemptive order. The Board found that     by the Fund and/or other funds advised
the Fund may realize certain benefits     by AIM are used to pay for research and
upon investing cash balances in AIM       execution services. This research may be
advised money market funds, including a   used by AIM in making investment
higher net return, increased liquidity,   decisions for the Fund. The Board
increased diversification or decreased    concluded that such arrangements were
transaction costs. The Board also found   appropriate.
that the Fund will not receive reduced
services if it invests its cash balances  o AIM's financial soundness in light of
in such money market funds. The Board     the Fund's needs. The Board considered
noted that, to the extent the             whether AIM is financially sound and has
                                          the resources necessary to per-

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-92.28%

AUSTRALIA-2.66%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      393,700   $  8,479,097
------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial & Professional Services)(a)(b)       430,488      3,527,410
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)(b)                                207,100      3,149,618
========================================================================
                                                              15,156,125
========================================================================

AUSTRIA-0.37%

OMV A.G. (Integrated Oil & Gas)(a)(b)              35,136      2,090,427
========================================================================

BELGIUM-2.66%

InBev N.V. (Brewers)                              161,067      7,901,824
------------------------------------------------------------------------
KBC GROEP N.V. (Diversified Banks)                 67,822      7,279,273
========================================================================
                                                              15,181,097
========================================================================

BRAZIL-0.36%

Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar-ADR (Hypermarkets & Super
  Centers)                                         65,200      2,030,328
========================================================================

CANADA-4.99%

Canadian National Railway Co. (Railroads)         124,000      5,416,322
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        95,925      5,303,674
------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      76,060      4,005,023
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      169,616      5,374,288
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        103,827      8,402,518
========================================================================
                                                              28,501,825
========================================================================

CHINA-0.66%

Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(a)          1,227,000      3,740,465
========================================================================

FRANCE-11.48%

Axa (Multi-Line Insurance)(b)                     148,589      4,877,516
------------------------------------------------------------------------
BNP Paribas (Diversified Banks)(a)                123,393     11,794,870
------------------------------------------------------------------------
Capgemini S.A. (IT Consulting & Other
  Services)(a)(b)                                 101,257      5,767,057
------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(b)      21,577      4,278,368
------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                70,060      6,838,160
------------------------------------------------------------------------
Societe Generale (Diversified Banks)               52,225      7,683,016
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)              150,900      9,898,834
------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)             68,582      3,545,312
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)        105,065     10,811,020
========================================================================
                                                              65,494,153
========================================================================

GERMANY-6.12%

Adidas A.G. (Apparel, Accessories & Luxury
  Goods)                                           82,496      3,944,824
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

GERMANY-(CONTINUED)

Commerzbank A.G. (Diversified Banks)              210,705   $  7,665,842
------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)                  35,992      3,679,738
------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)                 99,653      7,196,290
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)(b)(c)              56,232      5,108,727
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(a)       18,879      7,326,314
========================================================================
                                                              34,921,735
========================================================================

GREECE-1.18%

OPAP S.A. (Casinos & Gaming)(a)                   186,590      6,756,481
========================================================================

HONG KONG-1.16%

Esprit Holdings Ltd. (Apparel Retail)             418,000      3,412,333
------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                               352,000      3,221,186
========================================================================
                                                               6,633,519
========================================================================

HUNGARY-0.79%

OTP Bank Nyrt. (Diversified Banks)                159,844      4,529,202
========================================================================

INDIA-2.50%

Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)                    112,564      2,786,717
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                              114,980      7,732,802
------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)      215,968      3,737,222
========================================================================
                                                              14,256,741
========================================================================

INDONESIA-0.54%

PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(a)    3,835,000      3,061,735
========================================================================

IRELAND-2.54%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)                                          619,049      9,661,405
------------------------------------------------------------------------
CRH PLC (Construction Materials)                  149,314      4,855,472
========================================================================
                                                              14,516,877
========================================================================

ISRAEL-0.55%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                99,376      3,139,288
========================================================================

ITALY-1.57%

Eni S.p.A. (Integrated Oil & Gas)(a)              305,309      8,982,317
========================================================================

JAPAN-14.40%

Canon Inc. (Office Electronics)(a)(b)             198,150      9,692,795
------------------------------------------------------------------------
Denso Corp. (Auto Parts & Equipment)(a)            60,700      1,993,038
------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(a)               67,500      6,092,554
------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------
JAPAN-(CONTINUED)

Hitachi High-Technologies Corp. (Trading
  Companies & Distributors)(a)                     99,000   $  3,026,507
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)(a)                               172,000      6,149,689
------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)                154,000      3,908,854
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)(b)                             22,300      5,703,655
------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(a)                       238,000      5,036,879
------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(a)                                           236      2,007,123
------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks) (Acquired 10/24/05; Cost
  $2,127,848)(a)(d)                                   354      3,010,685
------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)(b)                            551,000      6,054,265
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)         64,200      4,578,693
------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(a)                   26,940      6,574,065
------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)                   19,000      2,688,311
------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                               190,000      4,126,175
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                               135,200      7,074,423
------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                               170,100      4,443,864
========================================================================
                                                              82,161,575
========================================================================

MEXICO-2.13%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           151,163      5,027,682
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             147,784      2,853,709
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)(b)             1,547,800      4,253,798
========================================================================
                                                              12,135,189
========================================================================

NETHERLANDS-1.62%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                    142,160      5,578,851
------------------------------------------------------------------------
Koninklijke DSM N.V. (Specialty Chemicals)(a)      88,585      3,686,577
========================================================================
                                                               9,265,428
========================================================================

NORWAY-1.17%

Petrojarl A.S.A. (Marine)(c)(e)                   105,700        696,316
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(c)                        105,700      5,961,149
========================================================================
                                                               6,657,465
========================================================================

RUSSIA-0.64%

LUKOIL-ADR (Integrated Oil & Gas)(a)               43,879      3,644,914
========================================================================

SINGAPORE-1.26%

Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               461,000      4,281,861
------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       295,000      2,904,984
========================================================================
                                                               7,186,845
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SOUTH AFRICA-1.20%

Standard Bank Group Ltd. (Diversified
  Banks)(a)(b)                                    366,470   $  3,926,012
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(a)(c)               160,200      2,944,011
========================================================================
                                                               6,870,023
========================================================================

SOUTH KOREA-3.51%

Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                          71,760      2,110,366
------------------------------------------------------------------------
Hynix Semiconductor Inc.
  (Semiconductors)(a)(c)                           92,420      2,985,928
------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(a)                                47,010      4,009,521
------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(a)                45,730      3,785,261
------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
  Equipment Manufacturers)(a)                      11,190      7,141,592
========================================================================
                                                              20,032,668
========================================================================

SPAIN-3.64%

ACS, Actividades de Construccion y Servicios,
  S.A. (Construction & Engineering)(a)            123,756      5,156,251
------------------------------------------------------------------------
Banco Santander Central Hispano S.A.
  (Diversified Banks)(a)                          323,420      4,732,371
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                                  49,020      3,737,327
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)                                         170,077      7,175,492
========================================================================
                                                              20,801,441
========================================================================

SWEDEN-1.62%

Atlas Copco A.B.-Class A (Industrial
  Machinery)                                      182,230      5,065,708
------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)                   259,080      4,173,353
========================================================================
                                                               9,239,061
========================================================================

SWITZERLAND-8.41%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(f)        180,203      8,254,428
------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital
  Markets)(a)                                      72,188      4,032,407
------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)            19,659      6,168,220
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)               60,164      9,945,805
------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(c)                                 74,843      9,956,596
------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)          88,020      9,626,864
========================================================================
                                                              47,984,320
========================================================================

TAIWAN-1.67%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(a)          717,043      4,415,381
------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)                 287,000      2,654,654
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)(b)                    268,146      2,461,580
========================================================================
                                                               9,531,615
========================================================================

TURKEY-0.81%

Akbank T.A.S. (Diversified Banks)(a)              972,269      4,631,762
========================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-10.07%

Aviva PLC (Multi-Line Insurance)(a)               382,114   $  5,401,409
------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(a)                                    442,628      3,772,506
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)              244,894      4,288,582
------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)             184,038      5,142,560
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           289,239      8,916,792
------------------------------------------------------------------------
Informa PLC (Publishing)(a)                       521,062      4,149,408
------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)                  906,041      4,760,414
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     171,534      6,397,048
------------------------------------------------------------------------
Shire PLC (Pharmaceuticals)                       386,008      5,632,234
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                        878,916      5,423,436
------------------------------------------------------------------------
WPP Group PLC (Advertising)                       297,460      3,600,357
========================================================================
                                                              57,484,746
========================================================================
  Total Foreign Common Stocks & Other Equity
    Interests (Cost $353,511,771)                            526,619,367
========================================================================

PREFERRED STOCKS & OTHER EQUITY
  INTERESTS-3.46%

BRAZIL-1.25%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                        94,365      3,892,556
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)                                       40,435      3,228,331
========================================================================
                                                               7,120,887
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


GERMANY-2.21%

Henkel KGaA-Pfd. (Household Products)(a)           51,564   $  5,887,815
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)                                 6,997      6,752,850
========================================================================
                                                              12,640,665
========================================================================
  Total Preferred Stocks & Other Equity
    Interests (Cost $14,303,438)                              19,761,552
========================================================================

MONEY MARKET FUNDS-4.17%

Liquid Assets Portfolio-Institutional
  Class(g)                                     11,887,240     11,887,240
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       11,887,240     11,887,240
========================================================================
  Total Money Market Funds (Cost $23,774,480)                 23,774,480
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.91% (Cost
  $391,589,689)                                              570,155,399
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.58%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  13,061,941     13,061,941
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  13,061,941     13,061,941
========================================================================
  Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $26,123,882)                                        26,123,882
========================================================================
TOTAL INVESTMENTS-104.49% (Cost $417,713,571)                596,279,281
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.49)%                        (25,597,943)
========================================================================
NET ASSETS-100.00%                                           570,681,338
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $354,881,032, which represented 62.19% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.53% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) As a result of an initial public offering, the security is subject to a contractual lockup period until September 28, 2006 and therefore considered to be illiquid. The value of this security at June 30, 2006 represented 0.12% of the Fund's Net Assets. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $367,815,209)*       $546,380,919
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $49,898,362)                               49,898,362
=============================================================
    Total investments (cost $417,713,571)         596,279,281
=============================================================
Foreign currencies, at value (cost $1,547,443)      1,571,378
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                  1,282,097
-------------------------------------------------------------
  Dividends                                           761,379
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 57,304
-------------------------------------------------------------
Other assets                                              207
=============================================================
    Total assets                                  599,951,646
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,971,248
-------------------------------------------------------------
  Fund shares reacquired                              551,245
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              83,140
-------------------------------------------------------------
  Collateral upon return of securities loaned      26,123,882
-------------------------------------------------------------
Accrued administrative services fees                  382,644
-------------------------------------------------------------
Accrued distribution fees -- Series II                 51,065
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                642
-------------------------------------------------------------
Accrued transfer agent fees                             1,531
-------------------------------------------------------------
Accrued operating expenses                            104,911
=============================================================
    Total liabilities                              29,270,308
=============================================================
Net assets applicable to shares outstanding      $570,681,338
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $424,554,670
-------------------------------------------------------------
Undistributed net investment income                 7,639,050
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies    (40,093,874)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               178,581,492
=============================================================
                                                 $570,681,338
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $481,949,489
_____________________________________________________________
=============================================================
Series II                                        $ 88,731,849
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           19,091,476
_____________________________________________________________
=============================================================
Series II                                           3,546,272
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      25.24
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      25.02
_____________________________________________________________
=============================================================

* At June 30, 2006, securities with an aggregate value of $25,527,174 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $703,971)                                      $ 6,169,996
------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $106,500 after compensation to counterparties
  of $816,456)                                       674,375
------------------------------------------------------------
Interest                                               2,266
============================================================
    Total investment income                        6,846,637
============================================================

EXPENSES:

Advisory fees                                      2,008,918
------------------------------------------------------------
Administrative services fees                         698,222
------------------------------------------------------------
Custodian fees                                       295,015
------------------------------------------------------------
Distribution fees -- Series II                        91,349
------------------------------------------------------------
Transfer agent fees                                   21,415
------------------------------------------------------------
Trustees' and officer's fees and benefits             14,181
------------------------------------------------------------
Other                                                 54,620
============================================================
    Total expenses                                 3,183,720
============================================================
Less: Fees waived                                     (2,512)
============================================================
    Net expenses                                   3,181,208
============================================================
Net investment income                              3,665,429
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $145,689
    and net of tax on the sale of foreign
    investments of $3,733 -- Note 1G)             18,621,022
------------------------------------------------------------
  Foreign currencies                                  40,870
============================================================
                                                  18,661,892
============================================================
Change in net unrealized appreciation of:
  Investment securities                           22,084,147
------------------------------------------------------------
  Foreign currencies                                   4,386
============================================================
                                                  22,088,533
============================================================
Net gain from investment securities and foreign
  currencies                                      40,750,425
============================================================
Net increase in net assets resulting from
  operations                                     $44,415,854
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,665,429    $  4,447,352
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  18,661,892      27,592,644
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           22,088,533      39,522,580
==========================================================================================
    Net increase in net assets resulting from operations        44,415,854      71,562,576
==========================================================================================
Distributions from net investment income:
  Series I                                                              --      (2,648,284)
------------------------------------------------------------------------------------------
  Series II                                                             --        (290,407)
==========================================================================================
  Decrease in net assets resulting from distributions                   --      (2,938,691)
==========================================================================================
Share transactions-net:
  Series I                                                      (2,119,982)     35,930,996
------------------------------------------------------------------------------------------
  Series II                                                     29,119,360      26,609,350
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               26,999,378      62,540,346
==========================================================================================
    Net increase in net assets                                  71,415,232     131,164,231
==========================================================================================

NET ASSETS:

  Beginning of period                                          499,266,106     368,101,875
==========================================================================================
  End of period (including undistributed net investment
    income of $7,639,050 and $3,973,621, respectively)        $570,681,338    $499,266,106
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                       AIM V.I. INTERNATIONAL GROWTH FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Over $250 million                                               0.70%
 ____________________________________________________________________
=====================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $2,512.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $68,930 for accounting and fund administrative services and reimbursed $629,292 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $21,415.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $91,349.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,902,709      $ 53,273,351      $ (52,288,820)        $   --         $11,887,240     $283,255       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        11,970,451            (83,211)            --          11,887,240        4,847           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,902,709        53,041,947        (63,944,656)            --                  --      279,773           --
==================================================================================================================================
  Subtotal        $21,805,418      $118,285,749      $(116,316,687)        $   --         $23,774,480     $567,875       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $12,938,532      $111,873,541      $(111,750,132)        $   --         $13,061,941     $ 53,102       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            12,938,532       116,395,189       (116,271,780)            --          13,061,941       53,398           --
==================================================================================================================================
  Subtotal        $25,877,064      $228,268,730      $(228,021,912)        $   --         $26,123,882     $106,500       $   --
==================================================================================================================================
  Total           $47,682,482      $346,554,479      $(344,338,599)        $   --         $49,898,362     $674,375       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,953,290, which resulted in net realized gains of $145,689 and securities purchases of $143,959.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,616 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by

                       AIM V.I. INTERNATIONAL GROWTH FUND
collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $25,527,174 were on loan to brokers. The loans were secured by cash collateral of $26,123,882 received by the Fund and subsequently invested in an affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $106,500 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $57,154,087 of capital loss carryforward in the fiscal year ended December 31, 2006.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2006                                                $   531,811
-----------------------------------------------------------------------------
December 31, 2007                                                    431,410
-----------------------------------------------------------------------------
December 31, 2009                                                 10,733,015
-----------------------------------------------------------------------------
December 31, 2010                                                 45,889,261
=============================================================================
Total capital loss carryforward                                  $57,585,497
_____________________________________________________________________________
=============================================================================


* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $147,420,491 and $101,858,536, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $179,444,374
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (4,255,240)
==============================================================================
Net unrealized appreciation of investment securities             $175,189,134
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $421,090,147.

NOTE 10 -- SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(a)              DECEMBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     2,446,724    $ 63,114,633     8,088,898    $ 167,053,477
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,428,049      35,529,059     1,749,163       36,041,813
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       109,906        2,525,639
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        12,732          290,407
=======================================================================================================================
Reacquired:
  Series I                                                    (2,540,601)    (65,234,615)   (6,547,697)    (133,648,120)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (258,339)     (6,409,699)     (479,060)      (9,722,870)
=======================================================================================================================
                                                               1,075,833    $ 26,999,378     2,933,942    $  62,540,346
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 43% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 12 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        SERIES I
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,        --------------------------------------------------------
                                                           2006            2005        2004        2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  23.17        $  19.77    $  16.04    $  12.49    $  14.91    $  20.12
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                   0.17            0.23        0.15        0.09        0.06        0.08
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              1.90            3.31        3.70        3.54       (2.40)      (4.83)
=================================================================================================================================
    Total from investment operations                         2.07            3.54        3.85        3.63       (2.34)      (4.75)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --           (0.14)      (0.12)      (0.08)      (0.08)      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --              --          --          --          --       (0.41)
=================================================================================================================================
    Total distributions                                        --           (0.14)      (0.12)      (0.08)      (0.08)      (0.46)
=================================================================================================================================
Net asset value, end of period                           $  25.24        $  23.17    $  19.77    $  16.04    $  12.49    $  14.91
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              8.93%          17.93%      24.00%      29.06%     (15.67)%    (23.53)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $481,949        $444,608    $346,605    $290,680    $247,580    $347,528
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.11%(c)        1.11%       1.14%       1.10%       1.09%       1.05%
=================================================================================================================================
Ratio of net investment income to average net assets         1.35%(c)        1.11%       0.90%       0.69%       0.41%       0.46%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     19%             36%         48%         79%         71%        109%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $487,191,414.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                                                     SERIES II
                                                  -------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 19, 2001
                                                  SIX MONTHS                                                      (DATE SALES
                                                    ENDED                  YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                   JUNE 30,        ----------------------------------------       DECEMBER 31,
                                                     2006           2005       2004       2003       2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  23.00        $ 19.65    $ 15.97    $ 12.45    $ 14.90         $  14.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                             0.14           0.18       0.11       0.06       0.03             0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.88           3.30       3.66       3.51      (2.40)            0.93
=================================================================================================================================
    Total from investment operations                   2.02           3.48       3.77       3.57      (2.37)            0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   --          (0.13)     (0.09)     (0.05)     (0.08)           (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --             --         --         --         --            (0.41)
=================================================================================================================================
    Total distributions                                  --          (0.13)     (0.09)     (0.05)     (0.08)           (0.46)
=================================================================================================================================
Net asset value, end of period                     $  25.02        $ 23.00    $ 19.65    $ 15.97    $ 12.45         $  14.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        8.78%         17.70%     23.63%     28.68%    (15.89)%           6.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $ 88,732        $54,658    $21,497    $10,972    $ 4,751         $    374
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                1.36%(c)       1.36%      1.39%      1.35%      1.31%(d)          1.30%(e)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.10%(c)       0.86%      0.65%      0.44%      0.19%            0.22%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               19%            36%        48%        79%        71%             109%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $73,684,854.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further

                       AIM V.I. INTERNATIONAL GROWTH FUND
violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                  AIM V.I. LARGE CAP GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2006


    AIM V.I. LARGE CAP GROWTH FUND seeks to provide long-term growth of capital.


 UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,
                                         2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. LARGE CAP GROWTH FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               o Risk assessment--avoid "high risk"
======================================================================================    companies as defined in the following
PERFORMANCE SUMMARY                                                                       paragraphs:
                                             =========================================
For the six months ended June 30, 2006,      FUND VS. INDEXES                                Our fundamental analysis seeks to
AIM V.I. Large Cap Growth Fund had                                                        determine the company's drivers of
negative returns but performed in line       CUMULATIVE TOTAL RETURNS,                    earnings. To accomplish this goal, we
with the Fund's style-specific index, the    12/31/05-6/30/06, EXCLUDING VARIABLE         examine financial statements and analyze
Russell 1000 Growth Index.                   PRODUCT ISSUER CHARGES.                      trends, growth rates and the competitive
                                                                                          landscape. We also often meet with
   The Fund underperformed the broad         IF VARIABLE PRODUCT ISSUER CHARGES WERE      company management to evaluate
market, as represented by the S&P 500        INCLUDED, RETURNS WOULD BE LOWER.            proprietary products and the quality of
Index, largely due to an overweight                                                       management. We believe stocks that pass
position and weak stock selection in the     Series I Shares                    -0.63%    our quantitative and fundamental screens
health care sector. An overweight                                                         are more likely to outperform.
position in the information technology       Series II Shares                   -0.71
sector and an underweight position in the                                                    We construct the portfolio using a
energy sector also detracted from the        Standard & Poor's Composite                  bottom-up strategy, focusing on stocks
Fund's performance versus the S&P 500        Index of 500 Stocks (S&P 500                 rather than industries or sectors. While
Index.                                       Index) (Broad Market Index)         2.71     there are no formal sector guidelines or
                                                                                          constraints, internal controls and
   Your Fund's long-term performance         Russell 1000 Growth Index                    proprietary software help us monitor risk
appears on page 4.                           (Style-Specific Index)             -0.93     levels and sector concentration.

                                             Lipper Large-Cap Growth Fund                    Our process is designed to avoid high
                                             Index (Peer Group Index)           -2.93     risk situations we believe lead to
                                                                                          underperformance. Examples of high risk
                                             SOURCE: LIPPER INC.                          situations include:
                                             =========================================
======================================================================================    o Deteriorating business prospects

HOW WE INVEST                                correlated with outperformance in the        o Extended valuation
                                             large-cap growth universe, including:
We believe a growth investment strategy                                                   o Slowing earnings growth
is an essential component of a               o Earnings--focus on companies exhibiting
diversified portfolio.                       strong growth in earnings, revenue and       o Weakened balance sheet
                                             cash flows
   Our investment process combines                                                        MARKET CONDITIONS AND YOUR FUND
quantitative and fundamental analysis to     o Quality--focus on companies with
uncover companies exhibiting long-term,      sustainable earnings growth; focus on        After posting strong performance during
sustainable earnings and cash flow growth    companies with management teams that         the first four months of 2006, domestic
that is not yet reflected in investor        profitably reinvest shareholder cash flow    equities retreated over the last two
expectations or equity valuations.                                                        months of the reporting period largely
                                             o Valuation--focus on companies that are     due to fears that inflation might lead
   Our quantitative model ranks companies    attractively valued given their growth       the U.S. Federal Reserve Board to
based on factors we have found to be         potential                                    continue raising interest rates,
highly                                                                                    potentially challenging continued
                                                                                          economic expansion.

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES                             TOP 10 EQUITY HOLDINGS
By sector
Industrials                         20.5%    1. Aerospace & Defense               9.5%    1.  Burlington Northern Santa Fe
Information Technology              19.0     2. Investment Banking &                          Corp.                            2.9%
Financials                          17.3        Brokerage                         7.0     2.  Hewlett-Packard Co.              2.8
Health Care                         15.9     3. Communications Equipment          5.6     3.  Goldman Sachs Group, Inc. (The)  2.7
Consumer Discretionary              10.2     4. Pharmaceuticals                   4.2     4.  Lehman Brothers Holdings Inc.    2.4
Energy                               5.4     5. Health Care Distributors          3.8     5.  Prudential Financial, Inc.       2.4
Consumer Staples                     4.1                                                  6.  Lockheed Martin Corp.            2.3
Materials                            3.1     TOTAL NET ASSETS          $125.4 MILLION     7.  Boeing Co. (The)                 2.2
Telecommunication Services           2.1     TOTAL NUMBER OF HOLDINGS              76     8.  America Movil S.A. de C.V.-
U.S. Government Agency Securities                                                             Series L-ADR (Mexico)            2.1
Plus Other Assets Less Liabilities   2.4                                                  9.  AstraZeneca PLC-ADR
                                                                                              (United Kingdom)                 2.0
                                                                                          10. Valero Energy Corp.              1.9

The Fund's portfolio is subject to change, and there is no assurance that the Fund will continue to hold any particular security.

=========================================    =========================================    =========================================

AIM V.I. LARGE CAP GROWTH FUND

Small- and mid-cap stocks generally          earnings upside to estimates due to          large-cap growth stocks, in general, were
outperformed large-cap stocks during the     strong sales and margin expansion.           attractively priced relative to other
reporting period. Positive performance       However, we subsequently sold the stock      stocks with less attractive fundamentals.
was broad among S&P 500 sectors with the     as we became concerned about future          While large-cap growth stocks have lagged
best returns found in energy,                growth prospects. Other semiconductor        the broad market in recent years,
telecommunication services, industrials      holdings that performed well included LAM    investors have started to recognize and
and materials.                               RESEARCH and FREESCALE SEMICONDUCTOR.        reward these characteristics. As always,
                                                                                          we thank you for your continued
   In this environment, the Fund                On the other hand, the Fund               investment in AIM V.I. Large Cap Growth
performed in line with the Russell 1000      underperformed versus the Russell 1000       Fund.
Growth Index as strong performance in        Growth Index by the widest margin in the
several sectors was offset by weaker         health care sector. The Fund's               THE VIEWS AND OPINIONS EXPRESSED IN
performance in other sectors. The Fund       underperformance in this sector was          MANAGEMENT'S DISCUSSION OF FUND
outperformed the Russell 1000 Growth         driven primarily by three holdings--ALCON    PERFORMANCE ARE THOSE OF A I M ADVISORS,
Index by the widest margins in the           INC, UNITEDHEALTH GROUP and AETNA. An        INC. THESE VIEWS AND OPINIONS ARE SUBJECT
industrials, financials and information      overweight position also hurt performance    TO CHANGE AT ANY TIME BASED ON FACTORS
technology sectors. This positive            as investors appeared to rotate out of       SUCH AS MARKET AND ECONOMIC CONDITIONS.
performance was partially offset by          last year's strong performers in the         THESE VIEWS AND OPINIONS MAY NOT BE
underperformance in the health care and      health care sector to invest in other        RELIED UPON AS INVESTMENT ADVICE OR
consumer staples sectors.                    opportunities. While we sold Alcon, we       RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             continued to own both UnitedHealth Group     PARTICULAR SECURITY. THE INFORMATION IS
   The industrials sector benefited from     and Aetna.                                   NOT A COMPLETE ANALYSIS OF EVERY ASPECT
a broad-based rally during the six-month                                                  OF ANY MARKET, COUNTRY, INDUSTRY,
reporting period and the Fund                   The Fund also underperformed in the       SECURITY OR THE FUND. STATEMENTS OF FACT
outperformed the Russell 1000 Growth         consumer staples sector, primarily due to    ARE FROM SOURCES CONSIDERED RELIABLE, BUT
Index in this sector due to strong stock     a large underweight position. Within the     A I M ADVISORS, INC. MAKES NO
selection. Specific areas of strength for    sector, the Fund had underweight             REPRESENTATION OR WARRANTY AS TO THEIR
the Fund included the aerospace and          positions in some industries that            COMPLETENESS OR ACCURACY. ALTHOUGH
defense, electrical equipment and road       performed well during the period such as     HISTORICAL PERFORMANCE IS NO GUARANTEE OF
and rail industries, each of which           beverages and food retailing.                FUTURE RESULTS, THESE INSIGHTS MAY HELP
continued to benefit from global economic                                                 YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
expansion. Aerospace and defense holdings       There were several notable detractors     PHILOSOPHY.
that performed particularly well included    in the information technology sector
BOEING and LOCKHEED MARTIN. The Fund's       including APPLE COMPUTER and MOTOROLA.                           GEOFFREY V. KEELING,
lone electrical equipment holding, ABB       While we sold Apple Computer due to less                         Chartered Financial
LTD., also made a key contribution to        upside-to-earnings estimates, we                                 Analyst, senior
Fund performance. Railroad holding           continued to own Motorola due to                                 portfolio manager, is
BURLINGTON NORTHERN SANTA FE was another     attractive growth opportunities in the          [KEELING         co-manager of AIM V.I.
key contributor as the company continued     wireless market.                                 PHOTO]          Large Cap Growth Fund.
to exceed expectations due to strong                                                                          Mr. Keeling joined AIM
demand growth and pricing gains.                Our investment process led us to                              in 1995 as an equity
                                             reduce exposure to the health care and                           analyst specializing
   In the financials sector, investment      information technology sectors due to        in large-cap stocks. Mr. Keeling earned a
banking and brokerage stocks generally       less upside to earnings estimates.           B.B.A. in finance from The University of
continued to perform well during the         Proceeds from these sales were spread        Texas at Austin.
reporting period. Our investment process     across attractive opportunities in a
led us to an overweight position in this     number of sectors including industrials,
area; several of the Fund's holdings         financials, consumer discretionary and                           ROBERT L. SHOSS,
contributed to performance, including        consumer staples. All changes to the Fund                        senior portfolio
GOLDMAN SACHS and BEAR STEARNS. Favorable    were based on our bottom-up stock                                manager, is
capital markets and solid merger and         selection process of identifying high             [SHOSS         co-manager of
acquisition activity continued to drive      quality growth companies trading at what          PHOTO]         AIM V.I. Large Cap
these stocks during the reporting period.    we believe are attractive valuations.                            Growth Fund.
                                                                                                              He joined AIM in
   Despite posting negative returns          IN CLOSING                                                       1995. Mr. Shoss
overall in the information technology                                                                         earned a B.A. from
sector, the Fund outperformed the Russell    During the reporting period, net assets      The University of Texas at Austin and an
1000 Growth Index in this sector largely     increased due to the AIM V.I. Blue Chip      M.B.A. and J.D. from the University of
due to strong stock selection in the         Fund merger into AIM V.I. Large Cap          Houston.
semiconductor industry. One holding that     Growth Fund. In general, large-cap growth
performed well was graphics chip supplier    companies boasted healthy cash flows,        Assisted by the Large Cap Growth Team
NVIDIA. This company reported significant    strong balance sheets and positive
                                             earnings growth. Additionally,
                                                                                          [RIGHT ARROW GRAPHIC]

                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                          THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                          PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. LARGE CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 PRODUCT PERFORMANCE. PERFORMANCE FIGURES     PRODUCT. SALES CHARGES, EXPENSES AND
As of 6/30/06                                REFLECT FUND EXPENSES, REINVESTED            FEES, WHICH ARE DETERMINED BY THE
                                             DISTRIBUTIONS AND CHANGES IN NET ASSET       VARIABLE PRODUCT ISSUERS, WILL VARY AND
SERIES I SHARES                              VALUE. INVESTMENT RETURN AND PRINCIPAL       WILL LOWER THE TOTAL RETURN.
Inception (8/29/03)                 8.77%    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
 1 Year                             7.81     A GAIN OR LOSS WHEN YOU SELL SHARES.            PER NASD REQUIREMENTS, THE MOST RECENT
                                                                                          MONTH-END PERFORMANCE DATA AT THE FUND
SERIES II SHARES                                AIM V.I. LARGE CAP GROWTH FUND, A         LEVEL, EXCLUDING VARIABLE PRODUCT
Inception (8/29/03)                 8.60%    SERIES PORTFOLIO OF AIM VARIABLE             CHARGES, IS AVAILABLE ON THIS AIM
 1 Year                             7.57     INSURANCE FUNDS, IS CURRENTLY OFFERED        AUTOMATED INFORMATION LINE, 866-702-4402.
=========================================    THROUGH INSURANCE COMPANIES ISSUING          AS MENTIONED ABOVE, FOR THE MOST RECENT
                                             VARIABLE PRODUCTS. YOU CANNOT PURCHASE       MONTH-END PERFORMANCE INCLUDING VARIABLE
THE PERFORMANCE OF THE FUND'S SERIES I       SHARES OF THE FUND DIRECTLY. PERFORMANCE     PRODUCT CHARGES, PLEASE CONTACT YOUR
AND SERIES II SHARE CLASSES WILL DIFFER      FIGURES GIVEN REPRESENT THE FUND AND ARE     VARIABLE PRODUCT ISSUER OR FINANCIAL
PRIMARILY DUE TO DIFFERENT CLASS             NOT INTENDED TO REFLECT ACTUAL VARIABLE      ADVISOR.
EXPENSES.                                    PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND FEES ASSESSED IN          HAD THE ADVISOR NOT WAIVED FEES AND/OR
   THE PERFORMANCE DATA QUOTED REPRESENT     CONNECTION WITH A VARIABLE                   REIMBURSED EXPENSES, PERFORMANCE WOULD
PAST PERFORMANCE AND CANNOT GUARANTEE                                                     HAVE BEEN LOWER.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE CONTACT YOUR VARIABLE PRODUCT
ISSUER OR FINANCIAL ADVISOR FOR THE MOST
RECENT MONTH-END VARIABLE


PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged RUSSELL 1000--Registered    financial reporting purposes, and as
                                             Trademark-- GROWTH INDEX is a subset of      such, the net asset values for
The Fund may invest a portion of its         the unmanaged RUSSELL 1000--Registered       shareholder transactions and the returns
assets in synthetic instruments, such as     Trademark-- INDEX, which represents the      based on those net asset values may
warrants, futures, options, exchange         performance of the stocks of                 differ from the net asset values and
traded funds and American Depositary         large-capitalization companies; the          returns reported in the Financial
Receipts, the value of which may not         Growth subset measures the performance of    Highlights. Additionally, the returns and
correlate perfectly with the overall         Russell 1000 companies with higher           net asset values shown throughout this
securities market. Risks associated with     price/book ratios and higher forecasted      report are at the Fund level only and do
synthetic instruments may include counter    growth values.                               not include variable product issuer
party risk and sensitivity to interest                                                    charges. If such charges were included,
rate changes and market price                   The Fund is not managed to track the      the total returns would be lower.
fluctuations. See the prospectus for more    performance of any particular index,
details.                                     including the indexes defined here, and         Industry classifications used in this
                                             consequently, the performance of the Fund    report are generally according to the
   The Fund can invest up to 25% of its      may deviate significantly from the           Global Industry Classification Standard,
assets in foreign securities that involve    performance of the indexes.                  which was developed by and is the
risks not associated with investing                                                       exclusive property and a service mark of
solely in the United States.                    A direct investment cannot be made in     Morgan Stanley Capital International Inc.
                                             an index. Unless otherwise indicated,        and Standard & Poor's.
ABOUT INDEXES USED IN THIS REPORT            index results include reinvested
                                             dividends, and they do not reflect sales
The unmanaged STANDARD & POOR'S COMPOSITE    charges. Performance of an index of funds
INDEX OF 500 STOCKS (the S&P                 reflects fund expenses; performance of a
500--Registered Trademark-- Index) is an     market index does not.
index of common stocks frequently used as
a general measure of U.S. stock market       OTHER INFORMATION
performance.
                                             The returns shown in the management's
   The unmanaged LIPPER LARGE-CAP GROWTH     discussion of Fund performance are based
FUND INDEX represents an average of the      on net asset values calculated for
performance of the 30 largest                shareholder transactions. Generally
large-capitalization growth funds tracked    accepted accounting principles require
by Lipper Inc., an independent mutual        adjustments to be made to the net assets
fund performance monitor.                    of the Fund at period end for

AIM V.I. LARGE CAP GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management fees;    about actual account values and actual       ended June 30, 2006, appear in the table
distribution and/or service fees (12b-1);    expenses. You may use the information in     "Fund vs. Indexes" on page 2.
and other Fund expenses. This example is     this table, together with the amount you
intended to help you understand your         invested, to estimate the expenses that         THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs (in dollars) of investing      you paid over the period. Simply divide      EXPENSES MAY NOT BE USED TO ESTIMATE THE
in the Fund and to compare these costs       your account value by $1,000 (for            ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
with ongoing costs of investing in other     example, an $8,600 account value divided     YOU PAID FOR THE PERIOD. YOU MAY USE THIS
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          INFORMATION TO COMPARE THE ONGOING COSTS
investment of $1,000 invested at the         result by the number in the table under      OF INVESTING IN THE FUND AND OTHER FUNDS.
beginning of the period and held for the     the heading entitled "Actual Expenses        TO DO SO, COMPARE THIS 5% HYPOTHETICAL
entire period January 1, 2006, through       Paid During Period" to estimate the          EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
June 30, 2006.                               expenses you paid on your account during     THAT APPEAR IN THE SHAREHOLDER REPORTS OF
                                             this period.                                 THE OTHER FUNDS.
   The actual and hypothetical expenses
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
the effect of any fees or other expenses     PURPOSES                                     the table are meant to highlight your
assessed in connection with a variable                                                    ongoing costs. Therefore, the
product; if they did, the expenses shown     The table below also provides information    hypothetical information is useful in
would be higher while the ending account     about hypothetical account values and        comparing ongoing costs only, and will
values shown would be lower.                 hypothetical expenses based on the Fund's    not help you determine the relative total
                                             actual expense ratio and an assumed rate     costs of owning different funds.
                                             of return of 5% per year before expenses,
                                             which is not the Fund's

====================================================================================================================================

                                                      ACTUAL                              HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING            ENDING                EXPENSES          ENDING             EXPENSES          ANNUALIZED
 SHARE             ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS               (1/1/06)           (6/30/06)(1)            PERIOD(2)        (6/30/06)           PERIOD(2)           RATIO
Series I            $1,000.00             $993.70                $5.04          $1,019.74              $5.11             1.02%
Series II            1,000.00              992.90                 6.28           1,018.50               6.36             1.27

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. LARGE CAP GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        o The nature and extent of the advisory      the independent written evaluation of the
Insurance Funds (the "Board") oversees       services to be provided by AIM. The Board    Fund's Senior Officer (discussed below)
the management of AIM V.I. Large Cap         reviewed the services to be provided by      only considered Fund performance through
Growth Fund (the "Fund") and, as required    AIM under the Advisory Agreement. Based      the most recent calendar year, the Board
by law, determines annually whether to       on such review, the Board concluded that     also reviewed more recent Fund
approve the continuance of the Fund's        the range of services to be provided by      performance, which did not change their
advisory agreement with A I M Advisors,      AIM under the Advisory Agreement was         conclusions.
Inc. ("AIM"). Based upon the                 appropriate and that AIM currently is
recommendation of the Investments            providing services in accordance with the    o Meetings with the Fund's portfolio
Committee of the Board, at a meeting held    terms of the Advisory Agreement.             managers and investment personnel. With
on June 27, 2006, the Board, including                                                    respect to the Fund, the Board is meeting
all of the independent trustees, approved    o The quality of services to be provided     periodically with such Fund's portfolio
the continuance of the advisory agreement    by AIM. The Board reviewed the               managers and/or other investment
(the "Advisory Agreement") between the       credentials and experience of the            personnel and believes that such
Fund and AIM for another year, effective     officers and employees of AIM who will       individuals are competent and able to
July 1, 2006.                                provide investment advisory services to      continue to carry out their
                                             the Fund. In reviewing the qualifications    responsibilities under the Advisory
   The Board considered the factors          of AIM to provide investment advisory        Agreement.
discussed below in evaluating the            services, the Board considered such
fairness and reasonableness of the           issues as AIM's portfolio and product        o Overall performance of AIM. The Board
Advisory Agreement at the meeting on         review process, various back office          considered the overall performance of AIM
June 27, 2006 and as part of the Board's     support functions provided by AIM and        in providing investment advisory and
ongoing oversight of the Fund. In their      AIM's equity and fixed income trading        portfolio administrative services to the
deliberations, the Board and the             operations. Based on the review of these     Fund and concluded that such performance
independent trustees did not identify any    and other factors, the Board concluded       was satisfactory.
particular factor that was controlling,      that the quality of services to be
and each trustee attributed different        provided by AIM was appropriate and that     o Fees relative to those of clients of
weights to the various factors.              AIM currently is providing satisfactory      AIM with comparable investment
                                             services in accordance with the terms of     strategies. The Board reviewed the
   One responsibility of the                 the Advisory Agreement.                      effective advisory fee rate (before
independent Senior Officer of the Fund is                                                 waivers) for the Fund under the Advisory
to manage the process by which the Fund's    o The performance of the Fund relative to    Agreement. The Board noted that this rate
proposed management fees are negotiated      comparable funds. The Board reviewed the     was (i) above the effective advisory fee
to ensure that they are negotiated in a      performance of the Fund during the past      rates (before waivers) for two mutual
manner which is at arms' length and          calendar year against the performance of     funds advised by AIM with investment
reasonable. To that end, the Senior          funds advised by other advisors with         strategies comparable to those of the
Officer must either supervise a              investment strategies comparable to those    Fund; (ii) above the effective advisory
competitive bidding process or prepare an    of the Fund. The Board noted that the        and sub-advisory fee rates for one
independent written evaluation. The          Fund's performance was below the median      offshore fund advised by an AIM affiliate
Senior Officer has recommended an            performance of such comparable funds for     and sub-advised by AIM with investment
independent written evaluation in lieu of    the one year period. Based on this review    strategies comparable to those of the
a competitive bidding process and, upon      and after taking account of all of the       Fund; (iv) above the effective
the direction of the Board, has prepared     other factors that the Board considered      sub-advisory fee rates for two variable
such an independent written evaluation.      in determining whether to continue the       insurance funds sub-advised by an AIM
Such written evaluation also considered      Advisory Agreement for the Fund, the         affiliate and offered to insurance
certain of the factors discussed below.      Board concluded that no changes should be    company separate accounts with investment
In addition, as discussed below, the         made to the Fund and that it was not         strategies comparable to those of the
Senior Officer made a recommendation to      necessary to change the Fund's portfolio     Fund, although the total advisory fees
the Board in connection with such written    management team at this time. Although       for such variable insurance funds were
evaluation.                                  the independent written evaluation of the    above those for the Fund; and (v) above
                                             Fund's Senior Officer (discussed below)      the total advisory fee rates for 19
   The discussion below serves as a          only considered Fund performance through     separately managed accounts/wrap accounts
summary of the Senior Officer's              the most recent calendar year, the Board     managed by an AIM affiliate with
independent written evaluation and           also reviewed more recent Fund               investment strategies comparable to those
recommendation to the Board in connection    performance, which did not change their      of the Fund. The Board noted that AIM has
therewith, as well as a discussion of the    conclusions.                                 agreed to waive advisory fees of the Fund
material factors and the conclusions with                                                 and to limit the Fund's total operating
respect thereto that formed the basis for    o The performance of the Fund relative to    expenses, as discussed below. Based on
the Board's approval of the Advisory         indices. The Board reviewed the              this review, the Board concluded that the
Agreement. After consideration of all of     performance of the Fund during the past      advisory fee rate for the Fund under the
the factors below and based on its           calendar year against the performance of     Advisory Agreement was fair and
informed business judgment, the Board        the Lipper Variable Underlying Fund          reasonable.
determined that the Advisory Agreement is    Large-Cap Growth Index. The Board noted
in the best interests of the Fund and its    that the Fund's performance was below the    o Fees relative to those of comparable
shareholders and that the compensation to    performance of such Index for the one        funds with other advisors. The Board
AIM under the Advisory Agreement is fair     year period. Based on this review and        reviewed the advisory fee rate for the
and reasonable and would have been           after taking account of all of the other     Fund under the Advisory Agreement. The
obtained through arm's length                factors that the Board considered in         Board compared effective contractual
negotiations.                                determining whether to continue the          advisory fee rates at a common asset
                                             Advisory Agreement for the Fund, the         level at the end of the calendar year and
   Unless otherwise stated, information      Board concluded that no changes should be    noted that the Fund's rate was comparable
presented below is as of June 27, 2006       made to the Fund and that it was not         to the median rate of the funds advised
and does not reflect any changes that may    necessary to change the Fund's portfolio     by other advisors with investment
have occurred since June 27, 2006,           management team at this time. Although       strategies comparable to those of the
including but not limited to changes to                                                   Fund that the Board reviewed. The Board
the Fund's performance, advisory fees,                                                    noted that AIM has agreed to waive
expense limitations and/or fee waivers.                                                   advisory fees of the Fund and


                                                                                                                         (continued)

AIM V.I. LARGE CAP GROWTH FUND

to limit the Fund's total operating          exemptive order. The Board found that the    Advisory Agreement was not excessive.
expenses, as discussed below. Based on       Fund may realize certain benefits upon
this review, the Board concluded that the    investing cash balances in AIM advised       o Benefits of soft dollars to AIM. The
advisory fee rate for the Fund under the     money market funds, including a higher       Board considered the benefits realized by
Advisory Agreement was fair and              net return, increased liquidity,             AIM as a result of brokerage transactions
reasonable.                                  increased diversification or decreased       executed through "soft dollar"
                                             transaction costs. The Board also found      arrangements. Under these arrangements,
o Expense limitations and fee waivers.       that the Fund will not receive reduced       brokerage commissions paid by the Fund
The Board noted that AIM has                 services if it invests its cash balances     and/or other funds advised by AIM are
contractually agreed to waive advisory       in such money market funds. The Board        used to pay for research and execution
fees of the Fund through December 31,        noted that, to the extent the Fund           services. This research may be used by
2009 to the extent necessary so that the     invests uninvested cash in affiliated        AIM in making investment decisions for
advisory fees payable by the Fund do not     money market funds, AIM has voluntarily      the Fund. The Board concluded that such
exceed a specified maximum advisory fee      agreed to waive a portion of the advisory    arrangements were appropriate.
rate, which maximum rate includes            fees it receives from the Fund
breakpoints and is based on net asset        attributable to such investment. The         o AIM's financial soundness in light of
levels. The Board considered the             Board further determined that the            the Fund's needs. The Board considered
contractual nature of this fee waiver and    proposed securities lending program and      whether AIM is financially sound and has
noted that it remains in effect until        related procedures with respect to the       the resources necessary to perform its
December 31, 2009. The Board noted that      lending Fund is in the best interests of     obligations under the Advisory Agreement,
AIM has contractually agreed to waive        the lending Fund and its respective          and concluded that AIM has the financial
fees and/or limit expenses of the Fund       shareholders. The Board therefore            resources necessary to fulfill its
through April 30, 2008 in an amount          concluded that the investment of cash        obligations under the Advisory Agreement.
necessary to limit total annual operating    collateral received in connection with
expenses to a specified percentage of        the securities lending program in the        o Historical relationship between the
average daily net assets for each class      money market funds according to the          Fund and AIM. In determining whether to
of the Fund. The Board considered the        procedures is in the best interests of       continue the Advisory Agreement for the
contractual nature of this fee               the lending Fund and its respective          Fund, the Board also considered the prior
waiver/expense limitation and noted that     shareholders.                                relationship between AIM and the Fund, as
it remains in effect until April 30,                                                      well as the Board's knowledge of AIM's
2008. The Board considered the effect        o Independent written evaluation and         operations, and concluded that it was
these fee waivers/expense limitations        recommendations of the Fund's Senior         beneficial to maintain the current
would have on the Fund's estimated           Officer. The Board noted that, upon their    relationship, in part, because of such
expenses and concluded that the levels of    direction, the Senior Officer of the         knowledge. The Board also reviewed the
fee waivers/expense limitations for the      Fund, who is independent of AIM and AIM's    general nature of the non-investment
Fund were fair and reasonable.               affiliates, had prepared an independent      advisory services currently performed by
                                             written evaluation in order to assist the    AIM and its affiliates, such as
o Breakpoints and economies of scale. The    Board in determining the reasonableness      administrative, transfer agency and
Board reviewed the structure of the          of the proposed management fees of the       distribution services, and the fees
Fund's advisory fee under the Advisory       AIM Funds, including the Fund. The Board     received by AIM and its affiliates for
Agreement, noting that it includes two       noted that the Senior Officer's written      performing such services. In addition to
breakpoints. The Board reviewed the level    evaluation had been relied upon by the       reviewing such services, the trustees
of the Fund's advisory fees, and noted       Board in this regard in lieu of a            also considered the organizational
that such fees, as a percentage of the       competitive bidding process. In              structure employed by AIM and its
Fund's net assets, would decrease as net     determining whether to continue the          affiliates to provide those services.
assets increase because the Advisory         Advisory Agreement for the Fund, the         Based on the review of these and other
Agreement includes breakpoints. The Board    Board considered the Senior Officer's        factors, the Board concluded that AIM and
noted that, due to the Fund's asset          written evaluation and the recommendation    its affiliates were qualified to continue
levels at the end of the past calendar       made by the Senior Officer to the Board      to provide non-investment advisory
year and the way in which the advisory       that the Board consider whether the          services to the Fund, including
fee breakpoints have been structured, the    advisory fee waivers for certain equity      administrative, transfer agency and
Fund has yet to benefit from the             AIM Funds, including the Fund, should be     distribution services, and that AIM and
breakpoints. The Board noted that AIM has    simplified. The Board concluded that it      its affiliates currently are providing
contractually agreed to waive advisory       would be advisable to consider this issue    satisfactory non-investment advisory
fees of the Fund through December 31,        and reach a decision prior to the            services.
2009 to the extent necessary so that the     expiration date of such advisory fee
advisory fees payable by the Fund do not     waivers.                                     o Other factors and current trends. The
exceed a specified maximum advisory fee                                                   Board considered the steps that AIM and
rate, which maximum rate includes            o Profitability of AIM and its               its affiliates have taken over the last
breakpoints and is based on net asset        affiliates. The Board reviewed               several years, and continue to take, in
levels. The Board concluded that the         information concerning the profitability     order to improve the quality and
Fund's fee levels under the Advisory         of AIM's (and its affiliates') investment    efficiency of the services they provide
Agreement therefore would reflect            advisory and other activities and its        to the Funds in the areas of investment
economies of scale at higher asset levels    financial condition. The Board considered    performance, product line
and that it was not necessary to change      the overall profitability of AIM, as well    diversification, distribution, fund
the advisory fee breakpoints in the          as the profitability of AIM in connection    operations, shareholder services and
Fund's advisory fee schedule.                with managing the Fund. The Board noted      compliance. The Board concluded that
                                             that AIM's operations remain profitable,     these steps taken by AIM have improved,
o Investments in affiliated money market     although increased expenses in recent        and are likely to continue to improve,
funds. The Board also took into account      years have reduced AIM's profitability.      the quality and efficiency of the
the fact that uninvested cash and cash       Based on the review of the profitability     services AIM and its affiliates provide
collateral from securities lending           of AIM's and its affiliates' investment      to the Fund in each of these areas, and
arrangements, if any (collectively, "cash    advisory and other activities and its        support the Board's approval of the
balances") of the Fund may be invested in    financial condition, the Board concluded     continuance of the Advisory Agreement for
money market funds advised by AIM            that the compensation to be paid by the      the Fund.
pursuant to the terms of an SEC              Fund to AIM under its

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-80.66%

AEROSPACE & DEFENSE-9.46%

Boeing Co. (The)                                   33,281   $  2,726,047
------------------------------------------------------------------------
General Dynamics Corp.                             26,116      1,709,553
------------------------------------------------------------------------
Lockheed Martin Corp.                              39,828      2,857,261
------------------------------------------------------------------------
Northrop Grumman Corp.                             25,789      1,652,043
------------------------------------------------------------------------
Precision Castparts Corp.                          22,710      1,357,150
------------------------------------------------------------------------
Raytheon Co.                                       35,046      1,562,000
========================================================================
                                                              11,864,054
========================================================================

AGRICULTURAL PRODUCTS-0.89%

Archer-Daniels-Midland Co.                         27,055      1,116,830
========================================================================

APPLICATION SOFTWARE-2.08%

Amdocs Ltd.(a)                                     35,500      1,299,300
------------------------------------------------------------------------
BEA Systems, Inc.(a)                               99,815      1,306,578
========================================================================
                                                               2,605,878
========================================================================

BIOTECHNOLOGY-1.52%

Gilead Sciences, Inc.(a)                           32,336      1,912,998
========================================================================

COMMUNICATIONS EQUIPMENT-4.43%

Cisco Systems, Inc.(a)                            103,424      2,019,871
------------------------------------------------------------------------
Motorola, Inc.                                    111,348      2,243,662
------------------------------------------------------------------------
Tellabs, Inc.(a)                                   97,484      1,297,512
========================================================================
                                                               5,561,045
========================================================================

COMPUTER & ELECTRONICS RETAIL-2.25%

Best Buy Co., Inc.                                 23,220      1,273,385
------------------------------------------------------------------------
Circuit City Stores, Inc.                          56,737      1,544,381
========================================================================
                                                               2,817,766
========================================================================

COMPUTER HARDWARE-2.77%

Hewlett-Packard Co.                               109,639      3,473,364
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.78%

Joy Global Inc.                                    18,721        975,177
========================================================================

CONSUMER FINANCE-0.89%

SLM Corp.                                          21,171      1,120,369
========================================================================

DEPARTMENT STORES-2.66%

J.C. Penney Co., Inc.                              22,824      1,540,848
------------------------------------------------------------------------
Nordstrom, Inc.                                    49,098      1,792,077
========================================================================
                                                               3,332,925
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

DIVERSIFIED METALS & MINING-1.89%

Phelps Dodge Corp.                                 28,807   $  2,366,783
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.76%

Agilent Technologies, Inc.(a)                      30,126        950,777
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.62%

Waste Management, Inc.                             56,737      2,035,724
========================================================================

HEALTH CARE DISTRIBUTORS-3.83%

AmerisourceBergen Corp.                            35,000      1,467,200
------------------------------------------------------------------------
Cardinal Health, Inc.                              23,378      1,503,907
------------------------------------------------------------------------
McKesson Corp.                                     38,823      1,835,551
========================================================================
                                                               4,806,658
========================================================================

HEALTH CARE SERVICES-1.91%

Caremark Rx, Inc.                                  23,028      1,148,406
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            20,000      1,244,600
========================================================================
                                                               2,393,006
========================================================================

HOME IMPROVEMENT RETAIL-0.72%

Home Depot, Inc. (The)                             25,290        905,129
========================================================================

HOUSEHOLD PRODUCTS-0.82%

Procter & Gamble Co. (The)                         18,492      1,028,155
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.75%

Manpower Inc.                                      14,500        936,700
========================================================================

INDUSTRIAL CONGLOMERATES-1.13%

McDermott International, Inc.(a)                   31,083      1,413,344
========================================================================

INTEGRATED OIL & GAS-2.57%

Marathon Oil Corp.                                 16,286      1,356,624
------------------------------------------------------------------------
Occidental Petroleum Corp.                         18,177      1,864,051
========================================================================
                                                               3,220,675
========================================================================

INTERNET SOFTWARE & SERVICES-1.84%

Google Inc.-Class A(a)                              5,504      2,307,992
========================================================================

INVESTMENT BANKING & BROKERAGE-6.98%

Bear Stearns Cos. Inc. (The)                        9,130      1,278,930
------------------------------------------------------------------------
Charles Schwab Corp. (The)                         69,941      1,117,657
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    22,201      3,339,697
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      46,436      3,025,305
========================================================================
                                                               8,761,589
========================================================================

                         AIM V.I. LARGE CAP GROWTH FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-1.63%

Accenture Ltd.-Class A                             72,024   $  2,039,720
========================================================================

LIFE & HEALTH INSURANCE-2.41%

Prudential Financial, Inc.                         38,908      3,023,152
========================================================================

LIFE SCIENCES TOOLS & SERVICES-0.77%

Applera Corp.-Applied Biosystems Group             30,000        970,500
========================================================================

MANAGED HEALTH CARE-3.66%

Aetna Inc.                                         44,909      1,793,216
------------------------------------------------------------------------
UnitedHealth Group Inc.                            35,134      1,573,301
------------------------------------------------------------------------
WellPoint Inc.(a)                                  16,882      1,228,503
========================================================================
                                                               4,595,020
========================================================================

MOVIES & ENTERTAINMENT-1.01%

News Corp.-Class A                                 66,000      1,265,880
========================================================================

MULTI-LINE INSURANCE-1.23%

Assurant, Inc.                                     32,000      1,548,800
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.92%

Devon Energy Corp.                                 19,223      1,161,261
========================================================================

OIL & GAS REFINING & MARKETING-1.92%

Valero Energy Corp.                                36,283      2,413,545
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.83%

JPMorgan Chase & Co.                               24,691      1,037,022
========================================================================

PROPERTY & CASUALTY INSURANCE-0.86%

Chubb Corp. (The)                                  21,655      1,080,585
========================================================================

RAILROADS-3.74%

Burlington Northern Santa Fe Corp.                 45,254      3,586,380
------------------------------------------------------------------------
CSX Corp.                                          15,760      1,110,134
========================================================================
                                                               4,696,514
========================================================================

RESTAURANTS-0.97%

Darden Restaurants, Inc.                           30,937      1,218,918
========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Lam Research Corp.(a)                              27,064      1,261,724
========================================================================

SEMICONDUCTORS-1.00%

Freescale Semiconductor Inc.-Class A(a)             1,680         48,720
------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)            40,883      1,201,960
========================================================================
                                                               1,250,680
========================================================================

SOFT DRINKS-1.35%

PepsiCo, Inc.                                      28,255      1,696,430
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

SPECIALIZED FINANCE-1.08%

CIT Group, Inc.                                    26,000   $  1,359,540
========================================================================

SPECIALTY STORES-1.42%

Office Depot, Inc.(a)                              46,755      1,776,690
========================================================================

SYSTEMS SOFTWARE-2.30%

Microsoft Corp.                                    87,599      2,041,057
------------------------------------------------------------------------
Red Hat, Inc.(a)                                   36,050        843,570
========================================================================
                                                               2,884,627
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $91,315,187)                           101,187,546
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-16.88%

BRAZIL-1.20%

Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                              22,607      1,500,879
========================================================================

FINLAND-1.15%

Nokia Oyj-ADR (Communications Equipment)           71,410      1,446,767
========================================================================

JAPAN-3.33%

Komatsu Ltd. (Construction & Farm Machinery &
  Heavy Trucks)(b)                                 92,000      1,843,333
------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(b)                        68,000      1,439,108
------------------------------------------------------------------------
ORIX Corp. (Consumer Finance)(b)                    3,690        900,456
========================================================================
                                                               4,182,897
========================================================================

MEXICO-2.09%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            78,715      2,618,061
========================================================================

SOUTH KOREA-1.11%

Kookmin Bank (Diversified Banks)(b)                16,770      1,388,122
========================================================================

SWITZERLAND-3.77%

ABB Ltd. (Heavy Electrical Equipment)             150,983      1,963,641
------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                24,925      1,343,956
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                8,616      1,424,325
========================================================================
                                                               4,731,922
========================================================================

UNITED KINGDOM-4.23%

AstraZeneca PLC-ADR (Pharmaceuticals)              41,500      2,482,530
------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(b)              75,000      1,260,201
------------------------------------------------------------------------
Rio Tinto PLC-ADR (Diversified Metals &
  Mining)                                           7,489      1,570,518
========================================================================
                                                               5,313,249
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $19,590,573)                     21,181,897
========================================================================

                         AIM V.I. LARGE CAP GROWTH FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.96%

FEDERAL FARM CREDIT BANK-0.96%

Disc. Notes, 4.95%, 07/03/06(c)                $1,200,000   $  1,199,670
========================================================================
    Total U.S. Government Agency Securities
      (Cost $1,199,670)                                        1,199,670
========================================================================
TOTAL INVESTMENTS-98.50% (Cost $112,105,430)                 123,569,113
========================================================================
OTHER ASSETS LESS LIABILITIES-1.50%                            1,876,749
========================================================================
NET ASSETS-100.00%                                          $125,445,862
________________________________________________________________________
========================================================================

Investment Abbreviations:

Disc.  - Discounted
ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $6,831,220, which represented 5.45% of the Fund's Net Assets. See Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $112,105,430)        $123,569,113
-------------------------------------------------------------
Foreign currencies, at value (cost $640)                6,906
-------------------------------------------------------------
Cash                                                   10,357
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,736,938
-------------------------------------------------------------
  Fund shares sold                                     27,232
-------------------------------------------------------------
  Dividends                                            66,567
-------------------------------------------------------------
  Fund expenses absorbed                               82,015
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 30,089
=============================================================
    Total assets                                  126,529,217
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               885,710
-------------------------------------------------------------
  Fund shares reacquired                               26,950
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              35,638
-------------------------------------------------------------
Accrued administrative services fees                   14,590
-------------------------------------------------------------
Accrued distribution fees-Series II                       569
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              1,462
-------------------------------------------------------------
Accrued transfer agent fees                               650
-------------------------------------------------------------
Accrued operating expenses                            117,786
=============================================================
    Total liabilities                               1,083,355
=============================================================
Net assets applicable to shares outstanding      $125,445,862
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $116,194,147
-------------------------------------------------------------
Undistributed net investment income (loss)            (23,384)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (2,190,491)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                11,465,590
=============================================================
                                                 $125,445,862
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $123,509,552
_____________________________________________________________
=============================================================
Series II                                        $  1,936,310
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            9,776,187
_____________________________________________________________
=============================================================
Series II                                             153,937
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.63
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.58
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $897)                                           $    59,326
-------------------------------------------------------------
Interest                                               14,327
=============================================================
    Total investment income                            73,653
=============================================================

EXPENSES:

Advisory fees                                          67,682
-------------------------------------------------------------
Administrative services fees                           42,385
-------------------------------------------------------------
Custodian fees                                         15,768
-------------------------------------------------------------
Distribution fees-Series II                               976
-------------------------------------------------------------
Transfer agent fees                                     1,094
-------------------------------------------------------------
Trustees' and officer's fees and benefits               9,289
-------------------------------------------------------------
Professional services fees                             28,438
-------------------------------------------------------------
Other                                                   9,855
=============================================================
    Total expenses                                    175,487
=============================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangement                          (83,032)
=============================================================
    Net expenses                                       92,455
=============================================================
Net investment income (loss)                          (18,802)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            (2,150,726)
-------------------------------------------------------------
  Foreign currencies                                    3,485
=============================================================
                                                   (2,147,241)
=============================================================
Change in net unrealized appreciation of:
  Investment securities                             5,318,296
-------------------------------------------------------------
  Foreign currencies                                    1,283
=============================================================
                                                    5,319,579
=============================================================
Net gain from investment securities and foreign
  currencies                                        3,172,338
=============================================================
Net increase in net assets resulting from
  operations                                      $ 3,153,536
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (18,802)    $   (2,758)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (2,147,241)       (43,281)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            5,319,579        316,169
==========================================================================================
    Net increase in net assets resulting from operations         3,153,536        270,130
==========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                              --         (5,480)
------------------------------------------------------------------------------------------
  Series II                                                             --           (828)
==========================================================================================
    Total distributions from net realized gains                         --         (6,308)
==========================================================================================
Share transactions-net:
  Series I                                                     116,035,996      3,533,583
------------------------------------------------------------------------------------------
  Series II                                                      1,268,283            828
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              117,304,279      3,534,411
==========================================================================================
    Net increase in net assets                                 120,457,815      3,798,233
__________________________________________________________________________________________
==========================================================================================

NET ASSETS:

  Beginning of period                                            4,988,047      1,189,814
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(23,384) and $(4,582), respectively)    $125,445,862     $4,988,047
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
                         AIM V.I. LARGE CAP GROWTH FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.75%
----------------------------------------------------------------------
Next $1 billion                                                 0.70%
----------------------------------------------------------------------
Over $2 billion                                                 0.625%
 _____________________________________________________________________
======================================================================

                         AIM V.I. LARGE CAP GROWTH FUND

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $67,682 and reimbursed expenses of $14,474.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $17,590 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $1,094.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $976.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $876.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,777 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2013                                                  $10,284
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganization of the AIM V.I. Blue Chip Fund into the Fund on June 12, 2006, as it occurred after the Fund's most recent fiscal year end. To the extent that unrealized gains as of June 12, 2006, the date of the reorganization of AIM V.I. Blue Chip Fund into the Fund are realized on securities held in the Fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $53,971,360 and $6,453,871, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $12,358,438
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,116,358)
===============================================================================
Net unrealized appreciation of investment securities               $10,242,080
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $113,327,033.

NOTE 8--SHARE INFORMATION

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  JUNE 30, 2006(A)           DECEMBER 31, 2005
                                                              -------------------------    ----------------------
                                                               SHARES         AMOUNT        SHARES       AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      636,323    $  8,073,050    330,217     $3,990,691
-----------------------------------------------------------------------------------------------------------------
  Series II                                                           4              84         --             --
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --              --        423          5,480
-----------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --         64            828
=================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                    9,167,026     112,588,851         --             --
-----------------------------------------------------------------------------------------------------------------
  Series II                                                     104,182       1,274,141         --             --
=================================================================================================================
Reacquired:
  Series I                                                     (369,447)     (4,625,905)   (38,554)      (462,588)
-----------------------------------------------------------------------------------------------------------------
  Series II                                                        (487)         (5,942)        --             --
=================================================================================================================
                                                              9,537,601    $117,304,279    292,150     $3,534,411
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 87% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) As of opening of business on June 12, 2006, the Fund acquired all the net assets of AIM V.I. Blue Chip Fund pursuant to plans of reorganization approved by the Trustees of the Fund on November 14, 2005 and by shareholders of AIM V.I. Blue Chip Fund on April 4, 2006. The acquisition was accomplished by a tax-free exchange of 9,271,208 shares of the Fund for 16,731,926 shares of AIM V.I. Blue Chip Fund outstanding as of the close of business on June 9, 2006. AIM V.I. Blue Chip Fund's net assets at that date of $113,862,992 including $5,643,661 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $9,848,334.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                              ---------------------------------------------------------------
                                                                                                                AUGUST 29,
                                                                                                                   2003
                                                              SIX MONTHS            YEAR ENDED               (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,               COMMENCED) TO
                                                               JUNE 30,        ---------------------           DECEMBER 31,
                                                                 2006           2005           2004                2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.71        $11.86         $10.90              $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)(a)     (0.01)(a)      (0.04)(b)           (0.03)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.07)         0.88           1.03                0.95
=============================================================================================================================
    Total from investment operations                              (0.08)         0.87           0.99                0.92
=============================================================================================================================
Less distributions:
  Dividends from net investment income                               --            --             --               (0.02)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --         (0.02)         (0.03)                 --
=============================================================================================================================
    Total distributions                                              --         (0.02)         (0.03)              (0.02)
=============================================================================================================================
Net asset value, end of period                                 $  12.63        $12.71         $11.86              $10.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                   (0.63)%        7.30%          9.08%               9.16%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $123,510        $4,352         $  596              $  546
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.02%(d)      1.13%          1.33%               1.33%(e)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.93%(d)      7.30%          9.88%              14.54%(e)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.20)%(d)    (0.06)%        (0.35)%(b)          (0.73)%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                                           50%           99%           104%                 37%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.06) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $17,411,336.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                         AIM V.I. LARGE CAP GROWTH FUND

                                                                                       SERIES II
                                                              -----------------------------------------------------------
                                                                                                            AUGUST 29,
                                                                                                               2003
                                                              SIX MONTHS           YEAR ENDED            (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,        -------------------         DECEMBER 31,
                                                                 2006           2005         2004              2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.67         $11.84       $10.90            $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.03)(a)    (0.06)(b)         (0.03)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.06)          0.88         1.03              0.94
=========================================================================================================================
    Total from investment operations                             (0.09)          0.85         0.97              0.91
=========================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --           --             (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.02)       (0.03)               --
=========================================================================================================================
    Total distributions                                             --          (0.02)       (0.03)            (0.01)
=========================================================================================================================
Net asset value, end of period                                  $12.58         $12.67       $11.84            $10.90
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  (0.71)%         7.15%        8.89%             9.11%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,936         $  636       $  594            $  546
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.27%(d)       1.33%        1.48%             1.48%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.18%(d)       7.55%       10.13%            14.79%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.45)%(d)     (0.26)%      (0.50)%(b)        (0.88)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                          50%            99%         104%               37%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.08) and (0.66)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)  Ratios are annualized and based on average daily net assets of $786,858.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

                         AIM V.I. LARGE CAP GROWTH FUND

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                         AIM V.I. LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                         AIM V.I. LARGE CAP GROWTH FUND

                                                           AIM V.I. LEISURE FUND
                               Semiannual Report to Shareholders o June 30, 2006



                                     AIM V.I. LEISURE FUND seeks capital growth.



          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 -- Registered Trademark --                     -- Registered Trademark --




NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIM V.I. LEISURE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             portfolio turnover. We manage risk by
                                                                                        diversifying the Fund's holdings across
===================================================================================     a variety of leisure-related stocks,
                                                                                        including those of cable television
PERFORMANCE SUMMARY                                                                     companies, satellite programming
                                           ========================================     companies, publishers, cruise lines,
We are pleased to report that for the                                                   advertising agencies, hotels, casinos,
six months ended June 30, 2006, and        FUND VS. INDEXES                             electronic game and toy manufacturers
excluding variable product issuer                                                       and entertainment companies.
charges, AIM V.I. Leisure Fund delivered   CUMULATIVE TOTAL RETURNS,
positive returns to shareholders that      12/31/05-6/30/06, EXCLUDING VARIABLE              We consider selling or trimming a
exceeded those of the broad U.S. stock     PRODUCT ISSUER CHARGES. IF VARIABLE          stock when:
market, as represented by the S&P 500      PRODUCT ISSUER CHARGES WERE INCLUDED,
Index. The Fund benefited from strong      RETURNS WOULD BE LOWER.                      o There is a change in the company's
stock selection, allowing it to                                                         fundamental business prospects.
outperform the consumer discretionary      Series I Shares                  5.90%
sector of the S&P 500 Index, which                                                      o A stock reaches its target price.
returned just 2.48%. In particular, the    Series II Shares                 5.74
Fund's media, hotel and restaurant                                                      MARKET CONDITIONS AND YOUR FUND
holdings outperformed those of the         Standard & Poor's Composite Index
index.                                     of 500 Stocks (S&P 500 Index)                After performing strongly during the
                                           (Broad Market Index / Style-                 first four months of 2006, the U.S.
                                           Specific Index)                  2.71        stock market retreated over the last two
                                                                                        months of the reporting period largely
                                           SOURCE: LIPPER INC.                          due to concerns about persistently high
                                                                                        energy prices and rising interest
                                                                                        rates--and the potential impact of both
                                                Your Fund's long-term performance       on economic growth and inflation. During
                                           appears on page 4.                           the reporting period, the U.S. Federal
                                           =======================================      Reserve Board continued its tightening
                                                                                        policy, raising the key federal funds
==================================================================================      target rate to 5.25%.

HOW WE INVEST                              five-year strategic plan and their                Against this backdrop, energy and
                                           corresponding financial goals. We then       telecommunication services were the
We focus on companies that profit from     evaluate whether the company has the         best-performing sectors of the S&P 500
consumer spending on leisure activities    right management in place, appropriate       Index for the reporting period. Although
(products and/or services purchased with   competitive position and adequate            the consumer discretionary sector posted
consumers' discretionary dollars) and      resources to realize their vision.           positive returns, it was one of the
that are growing their market share,                                                    weaker performing sectors of the broad
cash flow and earnings at rates greater    o Valuation analysis involves using          market. There was some evidence that
than the broad market.                     financial models for each company in an      historically high energy and gasoline
                                           effort to estimate its fair valuation        prices caused consumers to reduce their
     We perform both fundamental and       over the next two to three years based       discretionary spending, therefore
valuation analysis:                        primarily on our expectations for free       hurting the profits of many consumer
                                           cash flow growth.                            discre-
o Fundamental research includes
interviews with company managements,            Just as we look for managements
buyers, customers and competitors. We      with long-term visions, we maintain a
ask company management teams to detail     long-term investment horizon, resulting
their three- to                            in relatively low

=======================================    ========================================     ========================================

PORTFOLIO COMPOSITION                      TOP 10 EQUITY HOLDINGS*                      TOTAL NET ASSETS        $51.0 MILLION
                                                                                        TOTAL NUMBER OF HOLDINGS*          80
By industry                                 1. Harrah's Entertainment, Inc.     6.1%
                                                                                        The Fund's holdings are subject to
Hotels, Resorts & Cruise Lines    17.8%     2. Omnicom Group Inc.               5.8     change, and there is no assurance that
                                                                                        the Fund will continue to hold any
Broadcasting & Cable TV           13.7      3. News Corp.--Class A              5.1     particular security.

Movies & Entertainment            10.5      4. Groupe Bruxelles Lambert S.A.            *Excluding money market fund holdings.
                                               (Belgium)                        3.9
Casinos & Gaming                   9.6
                                            5. Hilton Hotels Corp.              3.3
Advertising                        8.9
                                            6. Starwood Hotels & Resorts
Multi-Sector Holdings              5.5         Worldwide, Inc.                  3.2

Apparel, Accessories & Luxury               7. Carnival Corp.                   3.1
Goods                              5.0
                                            8. Walt Disney Co. (The)            2.5
Brewers                            4.2
                                            9. Time Warner Inc.                 2.3
Publishing                         3.1
                                           10. Marriott International, Inc.
17 Other Industries, Each with                 -Class A                         2.3
Less than 3% of Total Net Assets  20.5

Money Market Funds Plus Other
Assets Less Liabilities            1.2

=======================================    ========================================     ========================================

AIM V.I. LEISURE FUND

tionary companies. It is important to      proceeds to initiate positions in                        MARK D. GREENBERG,
emphasize that we do not make              KOHL'S, ABERCROMBIE & FITCH and              [GREENBERG  Chartered Financial Analyst,
investments or position the Fund on the    COACH--three stocks in which we saw            PHOTO]    senior portfolio manager, is
basis of short-term outlooks for such      strong fundamentals and attractive                       manager of AIM V.I. Leisure
economic factors as changes in energy      valuations.                                              Fund. Mr. Greenberg began
prices. We remind shareholders that our                                                 his career in 1980, and media and
time horizon for the stocks in the Fund         At the close of the reporting           entertainment stocks became his focus in
is two to three years.                     period, we were comfortable with the         1983. He joined the Fund's advisor in
                                           quality of the companies that we had         1996. Mr. Greenberg attended City
     For the reporting period, the         selected for inclusion in AIM V.I.           University in London, England, and
Fund's media holdings were among the top   Leisure Fund. The Fund was positioned in     earned his B.S.B.A. in economics with a
contributors to Fund performance. NEWS     line with its mandate and had exposure       specialization in finance from Marquette
CORP. and CABLEVISION--both long-term      to a variety of leisure-related              University.
Fund holdings--were strong contributors.   industries based on our bottom-up,
As a group, media stocks struggled for     stock-by-stock approach to investing.
much of last year as investors worried
that broadcast advertising revenues        IN CLOSING
might weaken, given economic uncertainty
and a continued shift from traditional     We were pleased that excluding variable
advertising to online advertising.         product issuer charges the Fund
However, during the reporting period,      outperformed the S&P 500 Index.
News Corp. was a standout performer as     Nonetheless, in good years and bad, we
its MySpace.com Web site and its motion    have reminded investors that sectors go
pictures were well received and            in and out favor--and we have explained
continued to generate solid revenue        that there will be years in which the
growth. Cablevision operates some of the   Fund will outperform the broad market,
most attractive cable assets in the        and years in which it will lag the broad
country and the company issued a $10       market. While no one can predict the
per-share dividend on April 24 for all     future, we take comfort in the fact that
investors holding the stock on April 18.   over four decades, spending on
                                           leisure-related activities grew faster
     On the other hand, Fund holdings      than the overall market. That is why we
CARNIVAL, YAHOO! and EXPEDIA               maintain a long-term investment
underperformed during the reporting        perspective, and why we urge you to do
period. Despite short-term weakness in     the same. As always, we thank you for
these stocks, we remained committed to     your continuing investment in AIM V.I.
our investments. We have already visited   Leisure Fund.
these companies this year and have spent
significant time researching their         THE VIEWS AND OPINIONS EXPRESSED IN
businesses. Based on our deep              MANAGEMENT'S DISCUSSION OF FUND
fundamental understanding of these         PERFORMANCE ARE THOSE OF A I M ADVISORS,
companies and the industries in which      INC. THESE VIEWS AND OPINIONS ARE
they operate, we remained confident in     SUBJECT TO CHANGE AT ANY TIME BASED ON
our long-term investment thesis.           FACTORS SUCH AS MARKET AND ECONOMIC
                                           CONDITIONS. THESE VIEWS AND OPINIONS MAY
     Portfolio changes are usually a       NOT BE RELIED UPON AS INVESTMENT ADVICE
result of insight that comes from our      OR RECOMMENDATIONS, OR AS AN OFFER FOR A
bottom-up investment process and           PARTICULAR SECURITY. THE INFORMATION IS
long-term investment horizon. This         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
long-term investment horizon is one        OF ANY MARKET, COUNTRY, INDUSTRY,
reason for the Fund's low portfolio        SECURITY OR THE FUND. STATEMENTS OF FACT
turnover rate. During the reporting        ARE FROM SOURCES CONSIDERED RELIABLE,
period, we took profits and sold our       BUT A I M ADVISORS, INC. MAKES NO
position in CBRL GROUP and CENDANT. We     REPRESENTATION OR WARRANTY AS TO THEIR
used the                                   COMPLETENESS OR ACCURACY. ALTHOUGH
                                           HISTORICAL PERFORMANCE IS NO GUARANTEE               [RIGHT ARROW GRAPHIC]
                                           OF FUTURE RESULTS, THESE INSIGHTS MAY
                                           HELP YOU UNDERSTAND OUR INVESTMENT           FOR A DISCUSSION OF THE RISKS OF
                                           MANAGEMENT PHILOSOPHY.                       INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                        THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                        PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. LEISURE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================

AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED             SALES CHARGES, EXPENSES AND FEES
As of 6/30/06                              REPRESENT PAST PERFORMANCE AND CANNOT        ASSESSED IN CONNECTION WITH A VARIABLE
                                           GUARANTEE COMPARABLE FUTURE RESULTS;         PRODUCT. SALES CHARGES, EXPENSES AND
SERIES I SHARES                            CURRENT PERFORMANCE MAY BE LOWER OR          FEES, WHICH ARE DETERMINED BY THE
Inception (4/30/02)           6.51%        HIGHER. PLEASE CONTACT YOUR VARIABLE         VARIABLE PRODUCT ISSUERS, WILL VARY AND
  1 Year                      6.88         PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      WILL LOWER THE TOTAL RETURN.
                                           THE MOST RECENT MONTH-END VARIABLE
SERIES II SHARES                           PRODUCT PERFORMANCE. PERFORMANCE FIGURES          PER NASD REQUIREMENTS, THE MOST
Inception                     6.28%        REFLECT FUND EXPENSES, REINVESTED            RECENT MONTH-END PERFORMANCE DATA AT THE
  1 Year                      6.62         DISTRIBUTIONS AND CHANGES IN NET ASSET       FUND LEVEL, EXCLUDING VARIABLE PRODUCT
                                           VALUE. INVESTMENT RETURN AND PRINCIPAL       CHARGES, IS AVAILABLE ON THIS AIM
=======================================    VALUE WILL FLUCTUATE SO THAT YOU MAY         AUTOMATED INFORMATION LINE,
                                           HAVE A GAIN OR LOSS WHEN YOU SELL            866-702-4402. AS MENTIONED ABOVE, FOR
SERIES II SHARES' INCEPTION DATE IS        SHARES.                                      THE MOST RECENT MONTH-END PERFORMANCE
APRIL 30, 2004. RETURNS SINCE THAT DATE                                                 INCLUDING VARIABLE PRODUCT CHARGES,
ARE HISTORICAL. ALL OTHER RETURNS ARE           AIM V.I. LEISURE FUND, A SERIES         PLEASE CONTACT YOUR VARIABLE PRODUCT
THE BLENDED RETURNS OF THE HISTORICAL      PORTFOLIO OF AIM VARIABLE INSURANCE          ISSUER OR FINANCIAL ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE      FUNDS, IS CURRENTLY OFFERED THROUGH
THEIR INCEPTION AND THE RESTATED           INSURANCE COMPANIES ISSUING VARIABLE              HAD THE ADVISOR NOT WAIVED FEES
HISTORICAL PERFORMANCE OF SERIES I         PRODUCTS. YOU CANNOT PURCHASE SHARES OF      AND/OR REIMBURSED EXPENSES, PERFORMANCE
SHARES (FOR PERIODS PRIOR TO INCEPTION     THE FUND DIRECTLY. PERFORMANCE FIGURES       WOULD HAVE BEEN LOWER.
OF SERIES II SHARES) ADJUSTED TO REFLECT   GIVEN REPRESENT THE FUND AND ARE NOT
THE RULE 12b-1 FEES APPLICABLE TO THE      INTENDED TO REFLECT ACTUAL VARIABLE
SERIES II SHARES. THE INCEPTION DATE OF    PRODUCT VALUES. THEY DO NOT REFLECT
SERIES I SHARES IS APRIL 30, 2002. THE
PERFORMANCE OF THE FUND'S SERIES I AND
SERIES II SHARE CLASSES WILL DIFFER
PRIMARILY DUE TO DIFFERENT CLASS
EXPENSES.


PRINCIPAL RISKS OF INVESTING IN THE FUND   ABOUT INDEXES USED IN THIS REPORT            to the net assets of the Fund at period
                                                                                        end for financial reporting purposes,
The Fund can invest up to 25% of its       The unmanaged STANDARD & POOR'S              and as such, the net asset values for
assets in foreign securities that          COMPOSITE INDEX OF 500 STOCKS (the S&P       shareholder transactions and the returns
involve risks not associated with          500--Registered Trademark-- Index) is an     based on those net asset values may
investing solely in the United States.     index of common stocks frequently used       differ from the net asset values and
These include risks relating to            as a general measure of U.S. stock           returns reported in the Financial
fluctuations in the value of the U.S.      market performance.                          Highlights. Additionally, the returns
dollar relative to the values of other                                                  and net asset values shown throughout
currencies, the custody arrangements            The Fund is not managed to track        this report are at the Fund level only
made for the Fund's foreign holdings,      the performance of any particular index,     and do not include variable product
differences in accounting, political       including the index defined here, and        issuer charges. If such charges were
risks and the lesser degree of public      consequently, the performance of the         included, the total returns would be
information required to be provided by     Fund may deviate significantly from the      lower.
non-U.S. companies.                        performance of the index.
                                                                                             Industry classifications used in
     Investing in a single-sector or            A direct investment cannot be made      this report are generally according to
single-region mutual fund involves         in an index. Unless otherwise indicated,     the Global Industry Classification
greater risk and potential reward than     index results include reinvested             Standard, which was developed by and is
investing in a more diversified fund.      dividends, and they do not reflect sales     the exclusive property and a service
                                           charges.                                     mark of Morgan Stanley Capital
     Investing in smaller companies                                                     International Inc. and Standard &
involves greater risk than investing in    OTHER INFORMATION                            Poor's.
more established companies, such as
business risk, significant stock price     The returns shown in the management's
fluctuations and illiquidity.              discussion of Fund performance are based
                                           on net asset values calculated for
                                           shareholder transactions. Generally
                                           accepted accounting principles require
                                           adjustments to be made

AIM V.I. LEISURE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                    ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                        cumulative total returns at net asset
As a shareholder of the Fund, you incur    The table below provides information         value after expenses for the six months
ongoing costs, including management        about actual account values and actual       ended June 30, 2006, appear in the table
fees; distribution and/or service fees     expenses. You may use the information in     "Fund vs. Indexes" on page 2.
(12b-1); and other Fund expenses. This     this table, together with the amount you
example is intended to help you            invested, to estimate the expenses that           THE HYPOTHETICAL ACCOUNT VALUES AND
understand your ongoing costs (in          you paid over the period. Simply divide      EXPENSES MAY NOT BE USED TO ESTIMATE THE
dollars) of investing in the Fund and to   your account value by $1,000 (for            ACTUAL ENDING ACCOUNT BALANCE OR
compare these costs with ongoing costs     example, an $8,600 account value divided     EXPENSES YOU PAID FOR THE PERIOD. YOU
of investing in other mutual funds. The    by $1,000 = 8.6), then multiply the          MAY USE THIS INFORMATION TO COMPARE THE
example is based on an investment of       result by the number in the table under      ONGOING COSTS OF INVESTING IN THE FUND
$1,000 invested at the beginning of the    the heading entitled "Actual Expenses        AND OTHER FUNDS. TO DO SO, COMPARE THIS
period and held for the entire period      Paid During Period" to estimate the          5% HYPOTHETICAL EXAMPLE WITH THE 5%
January 1, 2006, through June 30, 2006.    expenses you paid on your account during     HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
                                           this period.                                 SHAREHOLDER REPORTS OF THE OTHER FUNDS.
     The actual and hypothetical
expenses in the examples below do not      HYPOTHETICAL EXAMPLE FOR                          Please note that the expenses shown
represent the effect of any fees or        COMPARISON PURPOSES                          in the table are meant to highlight your
other expenses assessed in connection                                                   ongoing costs. Therefore, the
with a variable product; if they did,      The table below also provides                hypothetical information is useful in
the expenses shown would be higher while   information about hypothetical account       comparing ongoing costs only, and will
the ending account values shown would be   values and hypothetical expenses based       not help you determine the relative
lower.                                     on the Fund's actual expense ratio and       total costs of owning different funds.
                                           an assumed rate of return of 5% per year
                                           before expenses, which is not the Fund's

====================================================================================================================================

                                                    ACTUAL                           HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING            ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
  SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
  CLASS             (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)         RATIO
Series I           $1,000.00           $1,059.00              $5.16         $1,019.79            $5.06              1.01%
Series II           1,000.00            1,057.40               6.43          1,018.55             6.31              1.26


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. LEISURE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Variable      services to be provided by AIM under the     for the Fund, the Board concluded that
Insurance Funds (the "Board") oversees     Advisory Agreement was appropriate and       no changes should be made to the Fund
the management of AIM V.I. Leisure Fund    that AIM currently is providing services     and that it was not necessary to change
(the "Fund") and, as required by law,      in accordance with the terms of the          the Fund's portfolio management team at
determines annually whether to approve     Advisory Agreement.                          this time. However, due to the Fund's
the continuance of the Fund's advisory                                                  under-performance, the Board also
agreement with A I M Advisors, Inc.        o The quality of services to be provided     concluded that it would be appropriate
("AIM"). Based upon the recommendation     by AIM. The Board reviewed the               for the Board to continue to closely
of the Investments Committee of the        credentials and experience of the            monitor and review the performance of
Board, at a meeting held on June 27,       officers and employees of AIM who will       the Fund. Although the independent
2006, the Board, including all of the      provide investment advisory services to      written evaluation of the Fund's Senior
independent trustees, approved the         the Fund. In reviewing the                   Officer (discussed below) only
continuance of the advisory agreement      qualifications of AIM to provide             considered Fund performance through the
(the "Advisory Agreement") between the     investment advisory services, the Board      most recent calendar year, the Board
Fund and AIM for another year, effective   considered such issues as AIM's              also reviewed more recent Fund
July 1, 2006.                              portfolio and product review process,        performance, which did not change their
                                           various back office support functions        conclusions.
     The Board considered the factors      provided by AIM and AIM's equity and
discussed below in evaluating the          fixed income trading operations. Based       o Meetings with the Fund's portfolio
fairness and reasonableness of the         on the review of these and other             managers and investment personnel. With
Advisory Agreement at the meeting on       factors, the Board concluded that the        respect to the Fund, the Board is
June 27, 2006 and as part of the Board's   quality of services to be provided by        meeting periodically with such Fund's
ongoing oversight of the Fund. In their    AIM was appropriate and that AIM             portfolio managers and/or other
deliberations, the Board and the           currently is providing satisfactory          investment personnel and believes that
independent trustees did not identify      services in accordance with the terms of     such individuals are competent and able
any particular factor that was             the Advisory Agreement.                      to continue to carry out their
controlling, and each trustee attributed                                                responsibilities under the Advisory
different weights to the various           o The performance of the Fund relative       Agreement.
factors.                                   to comparable funds. The Board reviewed
                                           the performance of the Fund during the       o Overall performance of AIM. The Board
     One responsibility of the             past one and three calendar years            considered the overall performance of
independent Senior Officer of the Fund     against the performance of funds advised     AIM in providing investment advisory and
is to manage the process by which the      by other advisors with investment            portfolio administrative services to the
Fund's proposed management fees are        strategies comparable to those of the        Fund and concluded that such performance
negotiated to ensure that they are         Fund. The Board noted that the Fund's        was satisfactory.
negotiated in a manner which is at arms'   performance was above the median
length and reasonable. To that end, the    performance of such comparable funds for     o Fees relative to those of clients of
Senior Officer must either supervise a     the one year period and below such           AIM with comparable investment
competitive bidding process or prepare     median performance for the three year        strategies. The Board reviewed the
an independent written evaluation. The     period. The Board also noted that AIM        effective advisory fee rate (before
Senior Officer has recommended an          began serving as investment advisor to       waivers) for the Fund under the Advisory
independent written evaluation in lieu     the Fund in April 2004. Based on this        Agreement. The Board noted that this
of a competitive bidding process and,      review and after taking account of all       rate was (i) above the effective
upon the direction of the Board, has       of the other factors that the Board          advisory fee rate (before waivers) for
prepared such an independent written       considered in determining whether to         one mutual fund advised by AIM with
evaluation. Such written evaluation also   continue the Advisory Agreement for the      investment strategies comparable to
considered certain of the factors          Fund, the Board concluded that no            those of the Fund; (ii) the same as the
discussed below. In addition, as           changes should be made to the Fund and       effective advisory fee rates (before
discussed below, the Senior Officer made   that it was not necessary to change the      waivers) for three variable insurance
a recommendation to the Board in           Fund's portfolio management team at this     funds advised by AIM and offered to
connection with such written evaluation.   time. However, due to the Fund's             insurance company separate accounts with
                                           under-performance, the Board also            investment strategies comparable to
     The discussion below serves as a      concluded that it would be appropriate       those of the Fund; and (iii) above the
summary of the Senior Officer's            for the Board to continue to closely         effective sub-advisory fee rates for two
independent written evaluation and         monitor and review the performance of        offshore funds advised and sub-advised
recommendation to the Board in             the Fund. Although the independent           by AIM affiliates with investment
connection therewith, as well as a         written evaluation of the Fund's Senior      strategies comparable to those of the
discussion of the material factors and     Officer (discussed below) only               Fund, although the total advisory fees
the conclusions with respect thereto       considered Fund performance through the      for one such offshore fund were above
that formed the basis for the Board's      most recent calendar year, the Board         those for the Fund and the total
approval of the Advisory Agreement.        also reviewed more recent Fund               advisory fees for the other offshore
After consideration of all of the          performance, which did not change their      fund were comparable to those for the
factors below and based on its informed    conclusions.                                 Fund. The Board noted that AIM has
business judgment, the Board determined                                                 agreed to waive advisory fees of the
that the Advisory Agreement is in the      o The performance of the Fund relative       Fund and to limit the Fund's total
best interests of the Fund and its         to indices. The Board reviewed the           operating expenses, as discussed below.
shareholders and that the compensation     performance of the Fund during the past      Based on this review, the Board
to AIM under the Advisory Agreement is     one and three calendar years against the     concluded that the advisory fee rate for
fair and reasonable and would have been    performance of the S&P 500 Index. The        the Fund under the Advisory Agreement
obtained through arm's length              Board noted that the Fund's performance      was fair and reasonable.
negotiations.                              was below the performance of such Index
                                           for the one year period and comparable       o Fees relative to those of comparable
     Unless otherwise stated,              to such Index for the three year period.     funds with other advisors. The Board
information presented below is as of       The Board also noted that the                reviewed the advisory fee rate for the
June 27, 2006 and does not reflect any     performance of such Index does not           Fund under the Advisory Agreement. The
changes that may have occurred since       reflect fees, while the performance of       Board compared effective contractual
June 27, 2006, including but not limited   the Fund does reflect fees. The Board        advisory fee rates at a common asset
to changes to the Fund's performance,      also noted that AIM began serving as         level at the end of the past calendar
advisory fees, expense limitations         investment advisor to the Fund in April      year and noted that the Fund's rate was
and/or fee waivers.                        2004. Based on this review and after         below the median rate of the funds
                                           taking account of all of the other           advised by other advisors with
o The nature and extent of the advisory    factors that the Board considered in         investment strategies comparable to
services to be provided by AIM. The        determining whether to continue the          those of the Fund that the Board
Board reviewed the services to be          Advisory Agreement                           reviewed. The Board noted that AIM has
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of


                                                                                                                         (continued)

AIM V.I. LEISURE FUND

agreed to waive advisory fees of the       advised by AIM pursuant to the terms of      o Benefits of soft dollars to AIM. The
Fund and to limit the Fund's total         an SEC exemptive order. The Board found      Board considered the benefits realized
operating expenses, as discussed below.    that the Fund may realize certain            by AIM as a result of brokerage
Based on this review, the Board            benefits upon investing cash balances in     transactions executed through "soft
concluded that the advisory fee rate for   AIM advised money market funds,              dollar" arrangements. Under these
the Fund under the Advisory Agreement      including a higher net return, increased     arrangements, brokerage commissions paid
was fair and reasonable.                   liquidity, increased diversification or      by the Fund and/or other funds advised
                                           decreased transaction costs. The Board       by AIM are used to pay for research and
o Expense limitations and fee waivers.     also found that the Fund will not            execution services. This research may be
The Board noted that AIM has               receive reduced services if it invests       used by AIM in making investment
contractually agreed to waive advisory     its cash balances in such money market       decisions for the Fund. The Board
fees of the Fund through April 30, 2008    funds. The Board noted that, to the          concluded that such arrangements were
to the extent necessary so that the        extent the Fund invests uninvested cash      appropriate.
advisory fees payable by the Fund do not   in affiliated money market funds, AIM
exceed a specified maximum advisory fee    has voluntarily agreed to waive a            o AIM's financial soundness in light of
rate, which maximum rate includes          portion of the advisory fees it receives     the Fund's needs. The Board considered
breakpoints and is based on net asset      from the Fund attributable to such           whether AIM is financially sound and has
levels. The Board considered the           investment. The Board further determined     the resources necessary to perform its
contractual nature of this fee waiver      that the proposed securities lending         obligations under the Advisory
and noted that it remains in effect        program and related procedures with          Agreement, and concluded that AIM has
until April 30, 2008. The Board noted      respect to the lending Fund is in the        the financial resources necessary to
that AIM has contractually agreed to       best interests of the lending Fund and       fulfill its obligations under the
waive fees and/or limit expenses of the    its respective shareholders. The Board       Advisory Agreement.
Fund through April 30, 2008 in an amount   therefore concluded that the investment
necessary to limit total annual            of cash collateral received in               o Historical relationship between the
operating expenses to a specified          connection with the securities lending       Fund and AIM. In determining whether to
percentage of average daily net assets     program in the money market funds            continue the Advisory Agreement for the
for each class of the Fund. The Board      according to the procedures is in the        Fund, the Board also considered the
considered the contractual nature of       best interests of the lending Fund and       prior relationship between AIM and the
this fee waiver/expense limitation and     its respective shareholders.                 Fund, as well as the Board's knowledge
noted that it remains in effect until                                                   of AIM's operations, and concluded that
April 30, 2008. The Board considered the   o Independent written evaluation and         it was beneficial to maintain the
effect these fee waivers/expense           recommendations of the Fund's Senior         current relationship, in part, because
limitations would have on the Fund's       Officer. The Board noted that, upon          of such knowledge. The Board also
estimated expenses and concluded that      their direction, the Senior Officer of       reviewed the general nature of the
the levels of fee waivers/expense          the Fund, who is independent of AIM and      non-investment advisory services
limitations for the Fund were fair and     AIM's affiliates, had prepared an            currently performed by AIM and its
reasonable.                                independent written evaluation in order      affiliates, such as administrative,
                                           to assist the Board in determining the       transfer agency and distribution
o Breakpoints and economies of scale.      reasonableness of the proposed               services, and the fees received by AIM
The Board reviewed the structure of the    management fees of the AIM Funds,            and its affiliates for performing such
Fund's advisory fee under the Advisory     including the Fund. The Board noted that     services. In addition to reviewing such
Agreement, noting that it does not         the Senior Officer's written evaluation      services, the trustees also considered
include any breakpoints. The Board         had been relied upon by the Board in         the organizational structure employed by
considered whether it would be             this regard in lieu of a competitive         AIM and its affiliates to provide those
appropriate to add advisory fee            bidding process. In determining whether      services. Based on the review of these
breakpoints for the Fund or whether, due   to continue the Advisory Agreement for       and other factors, the Board concluded
to the nature of the Fund and the          the Fund, the Board considered the           that AIM and its affiliates were
advisory fee structures of comparable      Senior Officer's written evaluation and      qualified to continue to provide
funds, it was reasonable to structure      the recommendation made by the Senior        non-investment advisory services to the
the advisory fee without breakpoints.      Officer to the Board that the Board          Fund, including administrative, transfer
Based on this review, the Board            consider whether the advisory fee            agency and distribution services, and
concluded that it was not necessary to     waivers for certain equity AIM Funds,        that AIM and its affiliates currently
add advisory fee breakpoints to the        including the Fund, should be                are providing satisfactory
Fund's advisory fee schedule. The Board    simplified. The Board concluded that it      non-investment advisory services.
reviewed the level of the Fund's           would be advisable to consider this
advisory fees, and noted that such fees,   issue and reach a decision prior to the      o Other factors and current trends. The
as a percentage of the Fund's net          expiration date of such advisory fee         Board considered the steps that AIM and
assets, would remain constant under the    waivers.                                     its affiliates have taken over the last
Advisory Agreement because the Advisory                                                 several years, and continue to take, in
Agreement does not include any             o Profitability of AIM and its               order to improve the quality and
breakpoints. The Board noted that AIM      affiliates. The Board reviewed               efficiency of the services they provide
has contractually agreed to waive          information concerning the profitability     to the Funds in the areas of investment
advisory fees of the Fund through April    of AIM's (and its affiliates')               performance, product line
30, 2008 to the extent necessary so that   investment advisory and other activities     diversification, distribution, fund
the advisory fees payable by the Fund do   and its financial condition. The Board       operations, shareholder services and
not exceed a specified maximum advisory    considered the overall profitability of      compliance. The Board concluded that
fee rate, which maximum rate includes      AIM, as well as the profitability of AIM     these steps taken by AIM have improved,
breakpoints and is based on net asset      in connection with managing the Fund.        and are likely to continue to improve,
levels. The Board concluded that the       The Board noted that AIM's operations        the quality and efficiency of the
Fund's fee levels under the Advisory       remain profitable, although increased        services AIM and its affiliates provide
Agreement therefore would not reflect      expenses in recent years have reduced        to the Fund in each of these areas, and
economies of scale, although the           AIM's profitability. Based on the review     support the Board's approval of the
advisory fee waiver reflects economies     of the profitability of AIM's and its        continuance of the Advisory Agreement
of scale.                                  affiliates' investment advisory and          for the Fund.
                                           other activities and its financial
o Investments in affiliated money market   condition, the Board concluded that the
funds. The Board also took into account    compensation to be paid by the Fund to
the fact that uninvested cash and cash     AIM under its Advisory Agreement was not
collateral from securities lending         excessive.
arrangements, if any (collectively,
"cash balances") of the Fund may be
invested in money market funds

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES        VALUE
---------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-76.87%

ADVERTISING-6.42%

Harte-Hanks, Inc.                               12,077    $   309,654
---------------------------------------------------------------------
Omnicom Group Inc.                              33,324      2,968,835
=====================================================================
                                                            3,278,489
=====================================================================

APPAREL RETAIL-0.84%

Abercrombie & Fitch Co.-Class A                  7,722        428,030
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.79%

Carter's, Inc.(a)                               21,677        572,923
---------------------------------------------------------------------
Coach, Inc.(a)                                   8,810        263,419
---------------------------------------------------------------------
Polo Ralph Lauren Corp.                         19,986      1,097,232
=====================================================================
                                                            1,933,574
=====================================================================

BREWERS-1.09%

Anheuser-Busch Cos., Inc.                       12,233        557,703
=====================================================================

BROADCASTING & CABLE TV-12.04%

Cablevision Systems Corp.-Class A               47,570      1,020,376
---------------------------------------------------------------------
CBS Corp.-Class A                                4,181        113,138
---------------------------------------------------------------------
CBS Corp.-Class B                                4,181        113,096
---------------------------------------------------------------------
Clear Channel Communications, Inc.              19,915        616,369
---------------------------------------------------------------------
Comcast Corp.-Class A(a)                        31,034      1,016,053
---------------------------------------------------------------------
Discovery Holding Co.-Class A(a)                16,079        235,236
---------------------------------------------------------------------
EchoStar Communications Corp.-Class A(a)        21,940        675,971
---------------------------------------------------------------------
Liberty Global, Inc.-Class A(a)                 12,622        271,373
---------------------------------------------------------------------
Liberty Global, Inc.-Series C(a)                12,801        263,317
---------------------------------------------------------------------
Liberty Media Holding Corp.-Capital
  Group-Series A(a)                              6,689        560,338
---------------------------------------------------------------------
Liberty Media Holding Corp.-Capital
  Group-Series B(a)                                635         51,911
---------------------------------------------------------------------
NTL Inc.                                         9,075        225,968
---------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A                 8,650        373,161
---------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A          30,338        259,693
---------------------------------------------------------------------
Spanish Broadcasting System, Inc.-Class A(a)    16,433         83,973
---------------------------------------------------------------------
Univision Communications Inc.-Class A(a)         7,914        265,119
=====================================================================
                                                            6,145,092
=====================================================================

CASINOS & GAMING-9.64%

Aztar Corp.(a)                                   7,700        400,092
---------------------------------------------------------------------
Harrah's Entertainment, Inc.                    43,534      3,098,750
---------------------------------------------------------------------
International Game Technology                   21,570        818,366
---------------------------------------------------------------------
MGM MIRAGE(a)                                   14,778        602,942
=====================================================================
                                                            4,920,150
=====================================================================

CATALOG RETAIL-1.10%

Liberty Media Holding Corp.-Interactive
  Group- Series A(a)                            32,448        560,053
=====================================================================

                                               SHARES        VALUE
---------------------------------------------------------------------


DEPARTMENT STORES-0.62%

Kohl's Corp.(a)                                  5,311    $   313,986
=====================================================================

FOOTWEAR-0.74%

NIKE, Inc.-Class B                               4,677        378,837
=====================================================================

GENERAL MERCHANDISE STORES-0.87%

Target Corp.                                     9,120        445,694
=====================================================================

HOME ENTERTAINMENT SOFTWARE-0.31%

Electronic Arts Inc.(a)                          3,722        160,195
=====================================================================

HOME IMPROVEMENT RETAIL-1.38%

Home Depot, Inc. (The)                          19,625        702,379
=====================================================================

HOTELS, RESORTS & CRUISE LINES-13.05%

Carnival Corp.(b)                               38,113      1,590,837
---------------------------------------------------------------------
Hilton Hotels Corp.                             59,143      1,672,564
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,402      1,158,924
---------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                    15,442        590,656
---------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.       27,267      1,645,291
=====================================================================
                                                            6,658,272
=====================================================================

HYPERMARKETS & SUPER CENTERS-0.36%

Wal-Mart Stores, Inc.                            3,793        182,709
=====================================================================

INTERNET RETAIL-1.00%

Blue Nile, Inc.(a)                               8,919        286,835
---------------------------------------------------------------------
Expedia, Inc.(a)                                14,955        223,876
=====================================================================
                                                              510,711
=====================================================================

INTERNET SOFTWARE & SERVICES-2.23%

Yahoo! Inc.(a)                                  34,471      1,137,543
=====================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-2.17%

iShares Russell 3000 Index Fund                  5,000        368,550
---------------------------------------------------------------------
iShares S&P 500 Index Fund                       2,859        364,665
---------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1       2,920        371,658
=====================================================================
                                                            1,104,873
=====================================================================

LEISURE FACILITIES-0.26%

Cedar Fair, L.P.                                 5,012        133,019
=====================================================================

LEISURE PRODUCTS-0.42%

Marvel Entertainment, Inc.(a)                       20            400
---------------------------------------------------------------------
Polaris Industries Inc.                          4,900        212,170
=====================================================================
                                                              212,570
=====================================================================

MOVIES & ENTERTAINMENT-10.51%

News Corp.-Class A                             136,079      2,609,995
---------------------------------------------------------------------
Time Warner Inc.                                67,760      1,172,248
---------------------------------------------------------------------
Viacom Inc.-Class A(a)                           4,181        150,307
---------------------------------------------------------------------

                             AIM V.I. LEISURE FUND


                                               SHARES        VALUE
---------------------------------------------------------------------
MOVIES & ENTERTAINMENT-(CONTINUED)

Viacom Inc.-Class B(a)                           4,181    $   149,847
---------------------------------------------------------------------
Walt Disney Co. (The)                           42,777      1,283,310
=====================================================================
                                                            5,365,707
=====================================================================

PUBLISHING-3.13%

Belo Corp.-Class A                              22,316        348,130
---------------------------------------------------------------------
Gannett Co., Inc.                                6,421        359,126
---------------------------------------------------------------------
McClatchy Co. (The)-Class A                      8,696        348,883
---------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                    10,798        542,384
=====================================================================
                                                            1,598,523
=====================================================================

RESTAURANTS-2.36%

Burger King Holdings Inc.(a)                     9,818        154,633
---------------------------------------------------------------------
McDonald's Corp.                                11,000        369,600
---------------------------------------------------------------------
Ruth's Chris Steak House, Inc.(a)               16,797        342,995
---------------------------------------------------------------------
Yum! Brands, Inc.                                6,659        334,748
=====================================================================
                                                            1,201,976
=====================================================================

SOFT DRINKS-1.14%

PepsiCo, Inc.                                    9,700        582,388
=====================================================================

SPECIALTY STORES-1.40%

PetSmart, Inc.                                  27,959        715,750
=====================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $35,595,318)                  39,228,223
=====================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-21.93%

BELGIUM-5.27%

Compagnie Nationale a Portefeuille
  (Multi-Sector Holdings)                          692        238,838
---------------------------------------------------------------------
Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)(c)                                  18,984      1,988,921
---------------------------------------------------------------------
InBev N.V. (Brewers)                             9,369        459,636
=====================================================================
                                                            2,687,395
=====================================================================

BRAZIL-1.26%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                     17,566        642,915
=====================================================================

CANADA-1.09%

Intrawest Corp. (Hotels, Resorts & Cruise
  Lines)                                        17,422        555,065
=====================================================================

DENMARK-0.98%

Carlsberg A.S.-Class B (Brewers)(c)              6,860        500,911
=====================================================================

                                               SHARES        VALUE
---------------------------------------------------------------------


FRANCE-3.55%

Accor S.A. (Hotels, Resorts & Cruise Lines)     15,248    $   928,291
---------------------------------------------------------------------
JC Decaux S.A. (Advertising)                    13,923        367,975
---------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)       2,600        515,538
=====================================================================
                                                            1,811,804
=====================================================================

HONG KONG-0.17%

Television Broadcasts Ltd.-ADR (Broadcasting
  & Cable TV)(d)                                 6,976         86,223
=====================================================================

JAPAN-0.36%

Sony Corp.-ADR (Consumer Electronics)            4,141        182,370
=====================================================================

NETHERLANDS-1.52%

Jetix Europe N.V. (Broadcasting & Cable
  TV)(a)(c)                                     32,033        778,381
=====================================================================

SWITZERLAND-2.26%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)         13,214        605,284
---------------------------------------------------------------------
Pargesa Holding S.A. (Multi-Sector
  Holdings)(c)                                   5,800        549,332
=====================================================================
                                                            1,154,616
=====================================================================

UNITED KINGDOM-5.47%

Diageo PLC (Distillers & Vintners)(c)           56,273        945,537
---------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels,
  Resorts & Cruise Lines)(c)                    53,900        941,428
---------------------------------------------------------------------
WPP Group PLC (Advertising)                     74,907        906,650
=====================================================================
                                                            2,793,615
=====================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $7,475,604)                   11,193,295
=====================================================================

MONEY MARKET FUNDS-1.47%

Liquid Assets Portfolio-Institutional
  Class(e)                                     375,839        375,839
---------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       375,839        375,839
=====================================================================
    Total Money Market Funds
      (Cost $751,678)                                         751,678
=====================================================================
TOTAL INVESTMENTS-100.27%
  (Cost $43,822,600)                                       51,173,196
=====================================================================
OTHER ASSETS LESS LIABILITIES-(0.27)%                        (137,812)
=====================================================================
NET ASSETS-100.00%                                        $51,035,384
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Each unit represents one common share and one trust share.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $5,704,510, which represented 11.18% of the Fund's Net Assets. See Note 1A.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2006 represented 0.17% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $43,070,922)         $50,421,518
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $751,678)                                    751,678
============================================================
    Total investments (cost $43,822,600)          51,173,196
============================================================
Foreign currencies, at value (cost $52,749)           51,116
------------------------------------------------------------
Dividends receivable                                  53,659
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 6,536
============================================================
    Total assets                                  51,284,507
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                               17,334
------------------------------------------------------------
  Fund shares reacquired                             149,115
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              7,852
------------------------------------------------------------
Accrued administrative services fees                  33,377
------------------------------------------------------------
Accrued distribution fees-Series II                        7
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,299
------------------------------------------------------------
Accrued transfer agent fees                               91
------------------------------------------------------------
Accrued operating expenses                            40,048
============================================================
    Total liabilities                                249,123
============================================================
Net assets applicable to shares outstanding      $51,035,384
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $39,489,382
------------------------------------------------------------
Undistributed net investment income                  242,486
------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                3,954,131
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                7,349,385
============================================================
                                                 $51,035,384
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $51,023,704
____________________________________________________________
============================================================
Series II                                        $    11,680
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           4,062,114
____________________________________________________________
============================================================
Series II                                                933
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     12.56
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     12.52
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,357)                                        $  956,941
------------------------------------------------------------
Dividends from affiliated money market funds          31,112
============================================================
    Total investment income                          988,053
============================================================

EXPENSES:

Advisory fees                                        200,732
------------------------------------------------------------
Administrative services fees                          91,621
------------------------------------------------------------
Custodian fees                                         9,635
------------------------------------------------------------
Distribution fees-Series II                               14
------------------------------------------------------------
Transfer agent fees                                      505
------------------------------------------------------------
Trustees' and officer's fees and benefits              9,082
------------------------------------------------------------
Professional services fees                            20,955
------------------------------------------------------------
Other                                                  7,846
============================================================
    Total expenses                                   340,390
============================================================
Less: Fees waived                                    (70,080)
============================================================
    Net expenses                                     270,310
============================================================
Net investment income                                717,743
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                            1,438,208
------------------------------------------------------------
  Foreign currencies                                  12,004
============================================================
                                                   1,450,212
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                              953,126
------------------------------------------------------------
  Foreign currencies                                    (883)
============================================================
                                                     952,243
============================================================
Net gain from investment securities and
  foreign currencies                               2,402,455
============================================================
Net increase in net assets resulting from
  operations                                      $3,120,198
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. LEISURE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,       DECEMBER 31,
                                                                 2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   717,743      $   178,719
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  1,450,212        2,638,687
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  952,243       (3,487,830)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 3,120,198         (670,424)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --         (615,299)
--------------------------------------------------------------------------------------------
  Series II                                                            --             (115)
============================================================================================
    Total distributions from net investment income                     --         (615,414)
============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                             --       (1,042,369)
--------------------------------------------------------------------------------------------
  Series II                                                            --             (213)
============================================================================================
    Total distributions from net realized gains                        --       (1,042,582)
============================================================================================
    Decrease in net assets resulting from distributions                --       (1,657,996)
============================================================================================
Share transactions-net:
  Series I                                                     (6,287,408)         552,129
--------------------------------------------------------------------------------------------
  Series II                                                            --              328
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (6,287,408)         552,457
============================================================================================
    Net increase (decrease) in net assets                      (3,167,210)      (1,775,963)
============================================================================================

NET ASSETS:

  Beginning of period                                          54,202,594       55,978,557
============================================================================================
  End of period (including undistributed net investment
    income of $242,486 and $(475,257), respectively)          $51,035,384      $54,202,594
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                             AIM V.I. LEISURE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Leisure Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                             AIM V.I. LEISURE FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay

                             AIM V.I. LEISURE FUND
because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursement prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $70,080.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $66,826 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $505.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $14.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $       --        $  519,776        $  (143,937)         $   --          $375,839        $   166       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            1,045,340         6,719,241         (7,388,742)             --           375,839         30,946           --
==================================================================================================================================
    Total         $1,045,340        $7,239,017        $(7,532,679)         $   --          $751,678        $31,112       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities purchases of $162,180.

                             AIM V.I. LEISURE FUND

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,860 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $4,910,445 and $10,023,995, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 8,149,904
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,849,460)
===============================================================================
Net unrealized appreciation of investment securities               $ 6,300,444
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $44,872,752.

                             AIM V.I. LEISURE FUND

NOTE 9--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                 JUNE 30, 2006(a)            DECEMBER 31, 2005
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      95,358    $ 1,158,820     1,039,602    $ 12,511,490
-------------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --            --              --
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --       139,417       1,657,668
-------------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --            28             328
===================================================================================================================
Reacquired:
  Series I                                                    (602,952)    (7,446,228)   (1,128,588)    (13,617,029)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --            --              --
===================================================================================================================
                                                              (507,594)   $(6,287,408)       50,459    $    552,457
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 99.5% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                              ------------------------------------------------------------------
                                                                                                                 APRIL 30, 2002
                                                              SIX MONTHS                                        (DATE OPERATIONS
                                                                ENDED             YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        -----------------------------      DECEMBER 31,
                                                                 2006           2005       2004       2003            2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.86         $ 12.38    $ 10.96    $  8.52        $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.16            0.04       0.00      (0.00)         (0.00)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.54           (0.19)      1.47       2.44          (1.48)
================================================================================================================================
    Total from investment operations                              0.70           (0.15)      1.47       2.44          (1.48)
================================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.14)     (0.04)        --             --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.23)     (0.01)        --             --
================================================================================================================================
    Total distributions                                             --           (0.37)     (0.05)        --             --
================================================================================================================================
Net asset value, end of period                                 $ 12.56         $ 11.86    $ 12.38    $ 10.96        $  8.52
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   5.90%          (1.19)%    13.40%     28.64%        (14.80)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $51,024         $54,192    $55,967    $34,424        $ 6,097
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)        1.16%      1.29%      1.26%          1.29%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.27%(c)        1.31%      1.34%      1.64%          3.96%(d)
================================================================================================================================
Ratio of net investment income (loss) to average net assets       2.68%(c)        0.34%      0.00%     (0.14)%        (0.30)%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                           9%             32%        15%        22%            15%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.01) for the period April 30, 2002 (date operations commenced) to December 31, 2002.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $53,960,643.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                             AIM V.I. LEISURE FUND

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.84            $12.37           $11.09
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15              0.02            (0.02)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.53             (0.19)            1.35
=============================================================================================================
    Total from investment operations                              0.68             (0.17)            1.33
=============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.13)           (0.04)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.23)           (0.01)
=============================================================================================================
    Total distributions                                             --             (0.36)           (0.05)
=============================================================================================================
Net asset value, end of period                                  $12.52            $11.84           $12.37
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                   5.74%            (1.37)%          11.98%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   12            $   11           $   11
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(b)          1.36%            1.45%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.52%(b)          1.56%            1.60%(c)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       2.43%(b)          0.14%           (0.16)%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(d)                                           9%               32%              15%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $11,518.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

                             AIM V.I. LEISURE FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                             AIM V.I. LEISURE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                             AIM V.I. LEISURE FUND

                                               AIM V.I. MID CAP CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006

                    AIM V.I. MID CAP CORE EQUITY FUND seeks to provide long-term growth of capital.






          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.
================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. MID CAP CORE EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================     quality of the business and its
                                                                                          management. Both business and capital
PERFORMANCE SUMMARY                                                                       analysis serve as a basis to construct
                                             ========================================     the valuation models used to estimate a
For the six-month period ended June 30,                                                   company's value. The three primary
2006, AIM V.I. Mid Cap Core Equity Fund      FUND VS. INDEXES                             valuation techniques used include
produced a positive return but                                                            discounted cash flow, traditional
underperformed its style-specific            CUMULATIVE TOTAL RETURNS,                    valuation multiples and net asset value.
benchmark, the Russell Midcap Index.         12/31/05-6/30/06, EXCLUDING VARIABLE
Overall, positive performance was driven     PRODUCT ISSUER CHARGES.                          The components of our investment
primarily by investments in the consumer     IF VARIABLE PRODUCT ISSUER CHARGES WERE      process are the building blocks of our
staples and energy sectors. Relative         INCLUDED, RETURNS WOULD BE LOWER.            risk management framework. We diversify
underperformance was largely                                                              across industries and business themes
attributable to holdings in the              Series I Shares                    1.76%     and generally limit positions to less
financials and industrials sectors. The                                                   than 5% of the portfolio. We will
cash weighting of the Fund detracted         Series II Shares                   1.63      consider selling a stock when it exceeds
from performance during the market rally                                                  our target price, has not demonstrated
early in 2006, but benefited the Fund        Standard & Poor's Composite Index            an improvement in fundamentals or when
during the turbulent market environment      of 500 Stocks (S&P 500 Index)                there is a more compelling investment
toward the end of the reporting period.      (Broad Market Index)               2.71      opportunity.

                                             Russell Midcap Index                         MARKET CONDITIONS AND YOUR FUND
                                             (Style-Specific Index)             4.84
                                                                                          The first half of 2006 was the tale of
                                             Lipper Mid-Cap Core Fund Index               two markets but the defining macro
                                             (Peer Group Index)                 4.31      economic themes were the same. The year
                                                                                          started off on a positive note with most
                                             SOURCE: LIPPER INC.                          major market indexes posting respectable
                                             ========================================     gains. The market quickly turned as
                                                                                          investors became concerned over the
                                                 Your Fund's long-term performance        effects of higher interest rates and
                                             appears on page 4 of this report.            inflation pressures. During the
=====================================================================================     reporting period, the U.S. Federal
                                                                                          Reserve Board (the Fed) continued its
HOW WE INVEST                                    The phases of the investment process     tightening policy, raising the key
                                             include:                                     federal funds rate to 5.25% as Ben
We manage your Fund as a core fund,                                                       Bernanke settled into his new role as
seeking to provide upside potential as       o   Business analysis: competitive           Fed Chairman. The Fed has continued to
well as a measure of protection in               positioning                              raise interest rates due in part to
difficult markets. The Fund can be used                                                   inflation concerns. The Consumer Price
as a long-term allocation to mid-cap         o   Capital analysis: ROIC and capital       Index rose 5.2% at a seasonally adjusted
investments within your overall                  allocation                               annual rate for the first five months of
portfolio through a full market cycle.                                                    2006 compared to 3.4% for all of
                                             o   Valuation
    Through fundamental research we
attempt to gain a thorough understanding         The business analysis allows us to
of the prospects for each business, its      identify the key drivers of the company,
appreciation potential and its return on     understand industry challenges and
invested capital (ROIC).                     evaluate the sustainability of
                                             competitive advantages. Capital analysis
                                             provides vital insight into historical
                                             and potential ROIC, which are indicators
                                             of the

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                                                                 1.  Sigma-Aldrich Corp.             2.6%

Information Technology             14.0%     1. Specialty Chemicals              6.1%     2.  Cadbury Schweppes PLC
                                                                                              (United Kingdom)                2.4
Consumer Discretionary             13.6      2. Industrial Machinery             4.9
                                                                                          3.  Estee Lauder Cos. Inc. (The)
Industrials                        12.0      3. Life Sciences Tools &                         -Class A                        2.4
                                                Services                         4.4
Consumer Staples                   11.0                                                   4.  Xerox Corp.                     2.3
                                             4. Personal Products                4.3
Health Care                        10.7                                                   5.  Avon Products, Inc.             1.9
                                             5. Specialized Consumer
Materials                           8.4         Services                         4.2      6.  International Flavors &
                                                                                              Fragrances Inc.                 1.9
Financials                          7.8      TOTAL NET ASSETS          $620.5 MILLION
                                             TOTAL NUMBER OF HOLDINGS*             72     7.  Service Corp. International     1.8
Energy                              5.6
                                                                                          8.  PerkinElmer, Inc.               1.7
Utilities                           3.0
                                                                                          9.  Rentokil Initial PLC
Telecommunications Services         1.2                                                       (United Kingdom)                1.7

Money Market Funds                                                                        10. Pall Corp.                      1.7
Plus Other Assets Less Liabilities 12.7


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM V.I. MID CAP CORE EQUITY FUND

2005. Home sales, under the effects of       The company also announced plans to buy      THE VIEWS AND OPINIONS EXPRESSED IN
high interest rates, also showed signs       back up to one million of its                MANAGEMENT'S DISCUSSION OF FUND
of weakening.                                outstanding shares over the course of        PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             this year.                                   INC. THESE VIEWS AND OPINIONS ARE
    During the reporting period, Fund                                                     SUBJECT TO CHANGE AT ANY TIME BASED ON
performance benefited from an overweight         Consumer discretionary was one of        FACTORS SUCH AS MARKET AND ECONOMIC
in consumer staples as the markets           the poorer performing market sectors         CONDITIONS. THESE VIEWS AND OPINIONS MAY
tended to favor traditionally defensive      during the period as investors continued     NOT BE RELIED UPON AS INVESTMENT ADVICE
sectors toward the end of the period.        to express concerns over the                 OR RECOMMENDATIONS, OR AS AN OFFER FOR A
The Fund also benefited from strong          sustainability of consumer spending and      PARTICULAR SECURITY. THE INFORMATION IS
stock selection in the energy sector as      inflation pressures. One of the larger       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
it continued to produce strong gains         detractors from Fund performance was         OF ANY MARKET, COUNTRY, INDUSTRY,
relative to the broad market.                RADIOSHACK CORP. Share value of              SECURITY OR THE FUND. STATEMENTS OF FACT
Conversely, consumer discretionary and       RadioShack declined in response to           ARE FROM SOURCES CONSIDERED RELIABLE,
information technology were two of the       analyst downgrades for the second            BUT A I M ADVISORS, INC. MAKES NO
worst-performing sectors and detracted       quarter. The firm's profits have sagged      REPRESENTATION OR WARRANTY AS TO THEIR
from overall performance of the Fund.        since the company announced turnaround       COMPLETENESS OR ACCURACY. ALTHOUGH
                                             initiatives in February. Investors have      HISTORICAL PERFORMANCE IS NO GUARANTEE
    Consumer staples represented one of      remained skeptical of these initiatives      OF FUTURE RESULTS, THESE INSIGHTS MAY
the largest contributors to overall          and the likelihood of their successful       HELP YOU UNDERSTAND OUR INVESTMENT
performance due to holdings such as          implementation.                              MANAGEMENT PHILOSOPHY.
HEINEKEN NV. As one of the largest beer
producers in the world, Heineken has             During the reporting period, we took                     RONALD S. SLOAN,
been successful in purchasing smaller        advantage of the strength in various         [SLOAN          Chartered Financial
regional brewers in Europe. In February,     energy names by trimming the Fund's           PHOTO]         Analyst, senior
the company announced that revenues for      exposure to the sector based on                              portfolio manager, is
2005 increased by 7.3% and profit growth     valuation concerns. Some of these                            lead manager of AIM V.I.
increased by 18.5%. Heineken also            profits were invested in select consumer     Mid Cap Core Equity Fund. Mr. Sloan
announced a cost-cutting plan, which         staples and health care sector holdings      joined AIM in 1998 and has been in the
will extend through 2008, that may help      we believed offered a better risk/reward     investment industry since 1971. Mr.
to preserve operating margins if beer        profile. We also reduced exposure to the     Sloan attended the University of
consumption rates decline.                   financials sector as the management          Missouri where he earned both a B.S. in
                                             team's fundamental research raised           business administration and an M.B.A.
    Energy was one of the                    concerns over the prospects of various
best-performing sectors during the first     holdings in an increasing interest rate      Assisted by the Mid/Large Cap Core Team
half of 2006 as demand across the world      environment.
continued to be strong. A top
contributor within the sector was                At the end of the reporting period,
TENARIS SA, a producer of tubular steel      the impact of market movements and
products used in off-shore deep well         allocation decisions resulted in the
oil and gas drilling. The company has        portfolio being overweight primarily in
become the premier supplier of drilling      consumer staples and materials, while
pipe to the international exploration        financials and utilities represented the
and production community, partly due to      most significantly underweight sectors
its integrated steel production              versus the Russell Midcap Index.
facilities that allow for greater
quality control and customization.           IN CLOSING
Having this capability in-house, which
supports one of the fastest growing          We continually strive to provide a core
areas in energy production, has              portfolio holding that can add stability
permitted the company to grow its            and consistency to more aggressive
revenues and margins.                        equity investments. We believe we can
                                             provide shareholders this type of fund
    Overall, the industrials sector          by identifying stocks that are
benefited the Fund but select holdings       temporarily undervalued compared to
such as BRIGGS & STRATTON detracted from     long-term fundamentals and that have
relative performance. Briggs & Stratton      strong cash flow, clean balance sheets
is a leading producer of two and four        and management teams with successful                   [RIGHT ARROW GRAPHIC]
cycle engines for lawn and power             capital allocation practices. As always,
equipment. In mid-January, the company       we thank you for your continued              FOR A DISCUSSION OF THE RISKS OF
guided net income lower for the second       investment in AIM V.I. Mid Cap Core          INVESTING IN YOUR FUND, INDEXES USED IN
half of its fiscal year. This                Equity Fund.                                 THIS REPORT AND YOUR FUND'S LONG-TERM
disappointment was reflected in a                                                         PERFORMANCE, PLEASE TURN TO PAGE 4.
significant drop in the company's stock
price.

AIM V.I. MID CAP CORE EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================     THE MOST RECENT MONTH-END VARIABLE           REFLECT SALES CHARGES, EXPENSES AND FEES
AVERAGE ANNUAL TOTAL RETURNS                 PRODUCT PERFORMANCE. PERFORMANCE FIGURES     ASSESSED IN CONNECTION WITH A VARIABLE
As of 6/30/06                                REFLECT FUND EXPENSES, REINVESTED            PRODUCT. SALES CHARGES, EXPENSES AND
SERIES I SHARES                              DISTRIBUTIONS AND CHANGES IN NET ASSET       FEES, WHICH ARE DETERMINED BY THE
Inception (09/10/01)               9.03%     VALUE. INVESTMENT RETURN AND PRINCIPAL       VARIABLE PRODUCT ISSUERS, WILL VARY AND
 1 Year                            7.54      VALUE WILL FLUCTUATE SO THAT YOU MAY         WILL LOWER THE TOTAL RETURN.
                                             HAVE A GAIN OR LOSS WHEN YOU SELL
SERIES II SHARES                             SHARES.                                          PER NASD REQUIREMENTS, THE MOST
Inception (09/10/01)               8.77%                                                  RECENT MONTH-END PERFORMANCE DATA AT THE
 1 Year                            7.20          AIM V.I. MID CAP CORE EQUITY FUND, A     FUND LEVEL, EXCLUDING VARIABLE PRODUCT
========================================     SERIES PORTFOLIO OF AIM VARIABLE             CHARGES, IS AVAILABLE ON THIS AIM
                                             INSURANCE FUNDS, IS CURRENTLY OFFERED        AUTOMATED INFORMATION LINE,
THE PERFORMANCE OF THE FUND'S SERIES I       THROUGH INSURANCE COMPANIES ISSUING          866-702-4402. AS MENTIONED ABOVE, FOR
AND SERIES II SHARE CLASSES WILL DIFFER      VARIABLE PRODUCTS. YOU CANNOT PURCHASE       THE MOST RECENT MONTH-END PERFORMANCE
PRIMARILY DUE TO DIFFERENT CLASS             SHARES OF THE FUND DIRECTLY. PERFORMANCE     INCLUDING VARIABLE PRODUCT CHARGES,
EXPENSES.                                    FIGURES GIVEN REPRESENT THE FUND AND ARE     PLEASE CONTACT YOUR VARIABLE PRODUCT
                                             NOT INTENDED TO REFLECT ACTUAL VARIABLE      ISSUER OR FINANCIAL ADVISOR.
    THE PERFORMANCE DATA QUOTED              PRODUCT VALUES. THEY DO NOT
REPRESENT PAST PERFORMANCE AND CANNOT
GUARANTEE COMPARABLE FUTURE RESULTS;
CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER. PLEASE CONTACT YOUR VARIABLE
PRODUCT ISSUER OR FINANCIAL ADVISOR FOR



PRINCIPAL RISKS OF INVESTING IN THE FUND     core funds tracked by Lipper Inc., an        transactions. Generally accepted
                                             independent mutual fund performance          accounting principles require
The Fund may not reach its objective if      monitor.                                     adjustments to be made to the net assets
the manager chooses to maintain a                                                         of the Fund at period end for financial
significant amount of cash in a rising           The unmanaged RUSSELL                    reporting purposes, and as such, the net
market.                                      MIDCAP--Registered Trademark-- INDEX         asset values for shareholder
                                             represents the performance of the stocks     transactions and the returns based on
    Investing in smaller companies           of domestic mid-capitalization               those net asset values may differ from
involves greater risk than investing in      companies.                                   the net asset values and returns
more established companies, such as                                                       reported in the Financial Highlights.
business risk, significant stock price           The Fund is not managed to track the     Additionally, the returns and net asset
fluctuations and illiquidity.                performance of any particular index,         values shown throughout this report are
                                             including the indexes defined here, and      at the Fund level only and do not
    The Fund can invest up to 25% of its     consequently, the performance of the         include variable product issuer charges.
assets in foreign securities that            Fund may deviate significantly from the      If such charges were included, the total
involve risks not associated with            performance of the indexes.                  returns would be lower.
investing solely in the United States.
                                                 A direct investment cannot be made           Industry classifications used in
ABOUT INDEXES USED IN THIS REPORT            in an index. Unless otherwise indicated,     this report are generally according to
                                             index results include reinvested             the Global Industry Classification
The unmanaged STANDARD & POOR'S              dividends, and they do not reflect sales     Standard, which was developed by and is
COMPOSITE INDEX OF 500 STOCKS (the S&P       charges. Performance of an index of          the exclusive property and a service
500--Registered Trademark-- Index) is        funds reflects fund expenses;                mark of Morgan Stanley Capital
an index of common stocks frequently         performance of a market index does not.      International Inc. and Standard &
used as a general measure of U.S. stock                                                   Poor's.
market performance.                          OTHER INFORMATION

    The unmanaged LIPPER MID-CAP CORE        The returns shown in the management's
FUND INDEX represents an average of the      discussion of Fund performance are based
performance of the 30 largest                on net asset values calculated for
mid-capitalization                           shareholder

AIM V.I. MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information         cumulative total returns at net asset
ongoing costs, including management          about actual account values and actual       value after expenses for the six months
fees; distribution and/or service fees       expenses. You may use the information in     ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This       this table, together with the amount you     "Funds vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide          THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to     your account value by $1,000 (for            EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs       example, an $8,600 account value divided     ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of         result by the number in the table under      MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period        Paid During Period" to estimate the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.      expenses you paid on your account during     5% HYPOTHETICAL EXAMPLE WITH THE 5%
                                             this period.                                 HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
    The actual and hypothetical expenses                                                  SHAREHOLDER REPORTS OF THE OTHER FUNDS.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses     COMPARISON PURPOSES                              Please note that the expenses shown
assessed in connection with a variable                                                    in the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides                ongoing costs. Therefore, the
would be higher while the ending account     information about hypothetical account       hypothetical information is useful in
values shown would be lower.                 values and hypothetical expenses based       comparing ongoing costs, and will not
                                             on the Fund's actual expense ratio and       help you determine the relative total
                                             an assumed rate of return of 5% per          costs of owning different funds.


====================================================================================================================================

                                                   ACTUAL                        HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING             ENDING              EXPENSES        ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
 CLASS              (1/1/06)          (6/30/06)(1)          PERIOD(2)       (6/30/06)          PERIOD(2)           RATIO
Series I           $1,000.00           $1,017.60              $5.15         $1,019.69            $5.16              1.03%
Series II           1,000.00            1,016.30               6.40          1,018.45             6.41              1.28

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        services to be provided by AIM under the     other factors that the Board considered
Insurance Funds (the "Board") oversees       Advisory Agreement was appropriate and       in determining whether to continue the
the management of AIM V.I. Mid Cap Core      that AIM currently is providing services     Advisory Agreement for the Fund, the
Equity Fund (the "Fund") and, as             in accordance with the terms of the          Board concluded that no changes should
required by law, determines annually         Advisory Agreement.                          be made to the Fund and that it was not
whether to approve the continuance of                                                     necessary to change the Fund's portfolio
the Fund's advisory agreement with A I M     o The quality of services to be provided     management team at this time. However,
Advisors, Inc. ("AIM"). Based upon the       by AIM. The Board reviewed the               due to the Fund's under-performance, the
recommendation of the Investments            credentials and experience of the            Board also concluded that it would be
Committee of the Board, at a meeting         officers and employees of AIM who will       appropriate for the Board to continue to
held on June 27, 2006, the Board,            provide investment advisory services to      closely monitor and review the
including all of the independent             the Fund. In reviewing the                   performance of the Fund. Although the
trustees, approved the continuance of        qualifications of AIM to provide             independent written evaluation of the
the advisory agreement (the "Advisory        investment advisory services, the Board      Fund's Senior Officer (discussed below)
Agreement") between the Fund and AIM for     considered such issues as AIM's              only considered Fund performance through
another year, effective July 1, 2006.        portfolio and product review process,        the most recent calendar year, the Board
                                             various back office support functions        also reviewed more recent Fund
    The Board considered the factors         provided by AIM and AIM's equity and         performance, which did not change their
discussed below in evaluating the            fixed income trading operations. Based       conclusions.
fairness and reasonableness of the           on the review of these and other
Advisory Agreement at the meeting on         factors, the Board concluded that the        o Meetings with the Fund's portfolio
June 27, 2006 and as part of the Board's     quality of services to be provided by        managers and investment personnel. With
ongoing oversight of the Fund. In their      AIM was appropriate and that AIM             respect to the Fund, the Board is
deliberations, the Board and the             currently is providing satisfactory          meeting periodically with such Fund's
independent trustees did not identify        services in accordance with the terms of     portfolio managers and/or other
any particular factor that was               the Advisory Agreement.                      investment personnel and believes that
controlling, and each trustee attributed                                                  such individuals are competent and able
different weights to the various             o The performance of the Fund relative       to continue to carry out their
factors.                                     to comparable funds. The Board reviewed      responsibilities under the Advisory
                                             the performance of the Fund during the       Agreement.
    One responsibility of the                past one and three calendar years
independent Senior Officer of the Fund       against the performance of funds advised     o Overall performance of AIM. The Board
is to manage the process by which the        by other advisors with investment            considered the overall performance of
Fund's proposed management fees are          strategies comparable to those of the        AIM in providing investment advisory and
negotiated to ensure that they are           Fund. The Board noted that the Fund's        portfolio administrative services to the
negotiated in a manner which is at arms'     performance in such periods was below        Fund and concluded that such performance
length and reasonable. To that end, the      the median performance of such               was satisfactory.
Senior Officer must either supervise a       comparable funds. The Board also noted
competitive bidding process or prepare       that, in response to their request           o Fees relative to those of clients of
an independent written evaluation. The       regarding the Fund's under-performance,      AIM with comparable investment
Senior Officer has recommended an            management had agreed to undertake           strategies. The Board reviewed the
independent written evaluation in lieu       further study to ensure that the Fund's      effective advisory fee rate (before
of a competitive bidding process and,        investment philosophy is properly            waivers) for the Fund under the Advisory
upon the direction of the Board, has         positioned and marketed. Based on this       Agreement. The Board noted that this
prepared such an independent written         review and after taking account of all       rate was (i) below the effective
evaluation. Such written evaluation also     of the other factors that the Board          advisory fee rates (before waivers) for
considered certain of the factors            considered in determining whether to         two mutual funds advised by AIM with
discussed below. In addition, as             continue the Advisory Agreement for the      investment strategies comparable to
discussed below, the Senior Officer made     Fund, the Board concluded that no            those of the Fund and comparable to the
a recommendation to the Board in             changes should be made to the Fund and       effective advisory fee rate (before
connection with such written evaluation.     that it was not necessary to change the      waivers) for a third mutual fund advised
                                             Fund's portfolio management team at this     by AIM with investment strategies
    The discussion below serves as a         time. However, due to the Fund's             comparable to those of the Fund; (ii)
summary of the Senior Officer's              under-performance, the Board also            comparable to the effective advisory fee
independent written evaluation and           concluded that it would be appropriate       rate (before waivers) for a variable
recommendation to the Board in               for the Board to continue to closely         insurance fund advised by AIM and
connection therewith, as well as a           monitor and review the performance of        offered to insurance company separate
discussion of the material factors and       the Fund. Although the independent           accounts with investment strategies
the conclusions with respect thereto         written evaluation of the Fund's Senior      comparable to those of the Fund; (iii)
that formed the basis for the Board's        Officer (discussed below) only               above the effective sub-advisory fee
approval of the Advisory Agreement.          considered Fund performance through the      rate for one Canadian mutual fund
After consideration of all of the            most recent calendar year, the Board         advised by an AIM affiliate and
factors below and based on its informed      also reviewed more recent Fund               sub-advised by AIM with investment
business judgment, the Board determined      performance, which did not change their      strategies comparable to those of the
that the Advisory Agreement is in the        conclusions.                                 Fund, although the total advisory fees
best interests of the Fund and its                                                        for such Canadian mutual fund were above
shareholders and that the compensation       o The performance of the Fund relative       those for the Fund; (iv) above the
to AIM under the Advisory Agreement is       to indices. The Board reviewed the           effective sub-advisory fee rates for two
fair and reasonable and would have been      performance of the Fund during the past      variable insurance funds sub-advised by
obtained through arm's length                one and three calendar years against the     an AIM affiliate and offered to
negotiations.                                performance of the Lipper Variable           insurance company separate accounts with
                                             Underlying Fund Mid-Cap Core Index. The      investment strategies comparable to
    Unless otherwise stated, information     Board noted that the Fund's performance      those of the Fund, although the total
presented below is as of June 27, 2006       in such periods was below the                advisory fees for such variable
and does not reflect any changes that        performance of such Index. The Board         insurance funds were above those for the
may have occurred since June 27, 2006,       also noted that, in response to their        Fund; and (v) comparable to or below the
including but not limited to changes to      request regarding the Fund's                 total advisory fee rates for six
the Fund's performance, advisory fees,       under-performance, management had agreed     separately managed accounts/wrap
expense limitations and/or fee waivers.      to undertake further study to ensure         accounts managed by an AIM affiliate
                                             that the Fund's investment philosophy is     with investment strategies comparable to
o The nature and extent of the advisory      properly positioned and marketed. Based      those of the Fund and above the total
services to be provided by AIM. The          on this review and after taking account      advisory fee rates for 26 separately
Board reviewed the services to be            of all of the
provided by AIM under the Advisory                                                                                     (continued)
Agreement. Based on such review, the
Board concluded that the range of

AIM V.I. MID CAP CORE EQUITY FUND

managed accounts/wrap accounts managed       realize certain benefits upon investing      o AIM's financial soundness in light of
by an AIM affiliate with investment          cash balances in AIM advised money           the Fund's needs. The Board considered
strategies comparable to those of the        market funds, including a higher net         whether AIM is financially sound and has
Fund. The Board noted that AIM has           return, increased liquidity, increased       the resources necessary to perform its
agreed to limit the Fund's total             diversification or decreased transaction     obligations under the Advisory
operating expenses, as discussed below.      costs. The Board also found that the         Agreement, and concluded that AIM has
Based on this review, the Board              Fund will not receive reduced services       the financial resources necessary to
concluded that the advisory fee rate for     if it invests its cash balances in such      fulfill its obligations under the
the Fund under the Advisory Agreement        money market funds. The Board noted          Advisory Agreement.
was fair and reasonable.                     that, to the extent the Fund invests
                                             uninvested cash in affiliated money          o Historical relationship between the
o Fees relative to those of comparable       market funds, AIM has voluntarily agreed to  Fund and AIM. In determining whether to
funds with other advisors. The Board         waive a portion of the advisory fees it      continue the Advisory Agreement for the
reviewed the advisory fee rate for the       receives from the Fund attributable to       Fund, the Board also considered the
Fund under the Advisory Agreement. The       such investment. The Board further           prior relationship between AIM and the
Board compared effective contractual         determined that the proposed securities      Fund, as well as the Board's knowledge
advisory fee rates at a common asset         lending program and related procedures       of AIM's operations, and concluded that
level at the end of the calendar year        with respect to the lending Fund is in       it was beneficial to maintain the
and noted that the Fund's rate was           the best interests of the lending Fund       current relationship, in part, because of
comparable to the median rate of the         and its respective shareholders. The         such knowledge. The Board also reviewed
funds advised by other advisors with         Board therefore concluded that the           the general nature of the non-investment
investment strategies comparable to          investment of cash collateral received       advisory services currently performed by
those of the Fund that the Board             in connection with the securities            AIM and its affiliates, such as
reviewed. The Board noted that AIM has       lending program in the money market          administrative, transfer agency and
agreed to limit the Fund's total             funds according to the procedures is in      distribution services, and the fees
operating expenses, as discussed below.      the best interests of the lending Fund       received by AIM and its affiliates for
Based on this review, the Board              and its respective shareholders.             performing such services. In addition to
concluded that the advisory fee rate for                                                  reviewing such services, the trustees
the Fund under the Advisory Agreement        o Independent written evaluation and         also considered the organizational
was fair and reasonable.                     recommendations of the Fund's Senior         structure employed by AIM and its
                                             Officer. The Board noted that, upon          affiliates to provide those services.
o Expense limitations and fee waivers.       their direction, the Senior Officer of       Based on the review of these and other
The Board noted that AIM has                 the Fund, who is independent of AIM and      factors, the Board concluded that AIM
contractually agreed to waive fees           AIM's affiliates, had prepared an            and its affiliates were qualified to
and/or limit expenses of the Fund            independent written evaluation in order      continue to provide non-investment
through April 30, 2008 in an amount          to assist the Board in determining the       advisory services to the Fund, including
necessary to limit total annual              reasonableness of the proposed               administrative, transfer agency and
operating expenses to a specified            management fees of the AIM Funds,            distribution services, and that AIM and
percentage of average daily net assets       including the Fund. The Board noted that     its affiliates currently are providing
for each class of the Fund. The Board        the Senior Officer's written evaluation      satisfactory non-investment advisory
considered the contractual nature of         had been relied upon by the Board in         services.
this fee waiver/expense limitation and       this regard in lieu of a competitive
noted that it remains in effect until        bidding process. In determining whether      o Other factors and current trends. The
April 30, 2008. The Board considered the     to continue the Advisory Agreement for       Board considered the steps that AIM and
effect this fee waiver/expense               the Fund, the Board considered the           its affiliates have taken over the last
limitation would have on the Fund's          Senior Officer's written evaluation.         several years, and continue to take, in
estimated expenses and concluded that                                                     order to improve the quality and
the levels of fee waivers/expense            o Profitability of AIM and its               efficiency of the services they provide
limitations for the Fund were fair and       affiliates. The Board reviewed               to the Funds in the areas of investment
reasonable.                                  information concerning the profitability     performance, product line
                                             of AIM's (and its affiliates')               diversification, distribution, fund
o Breakpoints and economies of scale.        investment advisory and other activities     operations, shareholder services and
The Board reviewed the structure of the      and its financial condition. The Board       compliance. The Board concluded that
Fund's advisory fee under the Advisory       considered the overall profitability of      these steps taken by AIM have improved,
Agreement, noting that it includes three     AIM, as well as the profitability of AIM     and are likely to continue to improve,
breakpoints. The Board reviewed the          in connection with managing the Fund.        the quality and efficiency of the
level of the Fund's advisory fees, and       The Board noted that AIM's operations        services AIM and its affiliates provide
noted that such fees, as a percentage of     remain profitable, although increased        to the Fund in each of these areas, and
the Fund's net assets, have decreased as     expenses in recent years have reduced        support the Board's approval of the
net assets increased because the             AIM's profitability. Based on the review     continuance of the Advisory Agreement
Advisory Agreement includes breakpoints.     of the profitability of AIM's and its        for the Fund.
The Board noted that, due to the Fund's      affiliates' investment advisory and
asset levels at the end of the past          other activities and its financial
calendar year and the way in which the       condition, the Board concluded that the
advisory fee breakpoints have been           compensation to be paid by the Fund to
structured, the Fund has yet to fully        AIM under its Advisory Agreement was not
benefit from the breakpoints. The Board      excessive.
concluded that the Fund's fee levels
under the Advisory Agreement therefore       o Benefits of soft dollars to AIM. The
reflect economies of scale and that it       Board considered the benefits realized
was not necessary to change the advisory     by AIM as a result of brokerage
fee breakpoints in the Fund's advisory       transactions executed through "soft
fee schedule.                                dollar" arrangements. Under these
                                             arrangements, brokerage commissions paid
o Investments in affiliated money market     by the Fund and/or other funds advised
funds. The Board also took into account      by AIM are used to pay for research and
the fact that uninvested cash and cash       execution services. This research may be
collateral from securities lending           used by AIM in making investment
arrangements, if any (collectively,          decisions for the Fund. The Board
"cash balances") of the Fund may be          concluded that such arrangements were
invested in money market funds advised       appropriate.
by AIM pursuant to the terms of an SEC
exemptive order. The Board found that
the Fund may

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.56%

ADVERTISING-1.19%

Omnicom Group Inc.                                 82,719   $  7,369,436
========================================================================

AEROSPACE & DEFENSE-1.35%

Goodrich Corp.                                    208,178      8,387,492
========================================================================

APPAREL RETAIL-1.06%

Gap, Inc. (The)                                   377,528      6,568,987
========================================================================

APPLICATION SOFTWARE-2.21%

Cadence Design Systems, Inc.(a)                   489,265      8,390,895
------------------------------------------------------------------------
Fair Isaac Corp.                                  147,320      5,349,189
========================================================================
                                                              13,740,084
========================================================================

BIOTECHNOLOGY-0.61%

ImClone Systems Inc.(a)                            98,702      3,813,845
========================================================================

BROADCASTING & CABLE TV-1.39%

Scripps Co. (E.W.) (The)-Class A                  199,626      8,611,866
========================================================================

BUILDING PRODUCTS-1.62%

Masco Corp.                                       339,596     10,065,625
========================================================================

COAL & CONSUMABLE FUELS-0.79%

Massey Energy Co.                                 136,393      4,910,148
========================================================================

COMMUNICATIONS EQUIPMENT-1.13%

ADTRAN, Inc.                                      175,951      3,946,581
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         191,842      3,067,554
========================================================================
                                                               7,014,135
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.90%

RadioShack Corp.                                  399,279      5,589,906
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.22%

Sabre Holdings Corp.-Class A                      344,740      7,584,280
========================================================================

DISTRIBUTORS-1.12%

Genuine Parts Co.                                 166,715      6,945,347
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.31%

Mettler-Toledo International Inc.(a)              134,436      8,142,789
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-1.36%

Republic Services, Inc.                           209,873   $  8,466,277
========================================================================

FOOD RETAIL-1.23%

Kroger Co. (The)                                  349,908      7,648,989
========================================================================

GAS UTILITIES-1.65%

UGI Corp.                                         415,632   $ 10,232,860
========================================================================

GENERAL MERCHANDISE STORES-1.24%

99 Cents Only Stores(a)                           363,566      3,802,900
------------------------------------------------------------------------
Dollar General Corp.                              279,000      3,900,420
========================================================================
                                                               7,703,320
========================================================================

HEALTH CARE EQUIPMENT-2.11%

Biomet, Inc.                                      198,529      6,211,972
------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         155,417      6,861,661
========================================================================
                                                              13,073,633
========================================================================

HEALTH CARE FACILITIES-1.06%

Health Management Associates, Inc.-Class A        332,602      6,555,585
========================================================================

HOME IMPROVEMENT RETAIL-1.01%

Sherwin-Williams Co. (The)                        132,496      6,290,910
========================================================================

HOMEFURNISHING RETAIL-1.07%

Bed Bath & Beyond Inc.(a)                         200,211      6,640,999
========================================================================

INDUSTRIAL MACHINERY-4.88%

Briggs & Stratton Corp.                           206,087      6,411,366
------------------------------------------------------------------------
Dover Corp.                                       190,125      9,397,879
------------------------------------------------------------------------
Pall Corp.                                        367,642     10,293,976
------------------------------------------------------------------------
Parker Hannifin Corp.                              53,941      4,185,822
========================================================================
                                                              30,289,043
========================================================================

INSURANCE BROKERS-1.38%

Marsh & McLennan Cos., Inc.                       317,444      8,536,069
========================================================================

LIFE SCIENCES TOOLS & SERVICES-4.37%

PerkinElmer, Inc.                                 512,206     10,705,105
------------------------------------------------------------------------
Techne Corp.(a)                                   123,190      6,272,835
------------------------------------------------------------------------
Waters Corp.(a)                                   228,883     10,162,405
========================================================================
                                                              27,140,345
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------

METAL & GLASS CONTAINERS-1.32%

Pactiv Corp.(a)                                   331,061   $  8,193,760
========================================================================

MULTI-LINE INSURANCE-1.23%

Genworth Financial Inc.-Class A                   218,804      7,623,131
========================================================================

MULTI-UTILITIES-1.35%

Wisconsin Energy Corp.                            207,486      8,361,686
========================================================================

OFFICE ELECTRONICS-2.34%

Xerox Corp.(a)                                  1,042,343     14,498,991
========================================================================

OFFICE SERVICES & SUPPLIES-1.07%

Pitney Bowes Inc.                                 160,516      6,629,311
========================================================================

OIL & GAS DRILLING-0.84%

Noble Corp.                                        69,921      5,203,521
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.32%

FMC Technologies, Inc.(a)                         103,161      6,959,241
------------------------------------------------------------------------
Smith International, Inc.                         166,689      7,412,660
========================================================================
                                                              14,371,901
========================================================================

PAPER PRODUCTS-1.04%

MeadWestvaco Corp.                                229,994      6,423,732
========================================================================

PERSONAL PRODUCTS-4.33%

Avon Products, Inc.                               389,802     12,083,862
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              382,076     14,774,879
========================================================================
                                                              26,858,741
========================================================================

PHARMACEUTICALS-2.55%

Forest Laboratories, Inc.(a)                      256,382      9,919,419
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   252,910      5,887,745
========================================================================
                                                              15,807,164
========================================================================

PROPERTY & CASUALTY INSURANCE-2.54%

Axis Capital Holdings Ltd.                        235,245      6,730,359
------------------------------------------------------------------------
XL Capital Ltd.-Class A                           147,723      9,055,420
========================================================================
                                                              15,785,779
========================================================================

PUBLISHING-0.46%

McClatchy Co. (The)-Class A                        70,823      2,841,419
========================================================================

REGIONAL BANKS-1.55%

Marshall & Ilsley Corp.                           138,444      6,332,429
------------------------------------------------------------------------
SVB Financial Group(a)                             71,755      3,261,982
========================================================================
                                                               9,594,411
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SEMICONDUCTORS-3.54%

Analog Devices, Inc.                              190,836   $  6,133,469
------------------------------------------------------------------------
Linear Technology Corp.                           190,565      6,382,022
------------------------------------------------------------------------
Microchip Technology Inc.                         113,153      3,796,283
------------------------------------------------------------------------
Xilinx, Inc.                                      250,041      5,663,429
========================================================================
                                                              21,975,203
========================================================================

SPECIALIZED CONSUMER SERVICES-4.21%

H&R Block, Inc.                                   409,982      9,782,171
------------------------------------------------------------------------
Service Corp. International                     1,363,972     11,102,732
------------------------------------------------------------------------
ServiceMaster Co. (The)                           510,161      5,269,963
========================================================================
                                                              26,154,866
========================================================================

SPECIALTY CHEMICALS-6.07%

International Flavors & Fragrances Inc.           328,409     11,573,133
------------------------------------------------------------------------
Rohm and Haas Co.                                 194,893      9,768,037
------------------------------------------------------------------------
Sigma-Aldrich Corp.                               224,922     16,338,334
========================================================================
                                                              37,679,504
========================================================================

SYSTEMS SOFTWARE-0.54%

McAfee Inc.(a)                                    137,644      3,340,620
========================================================================
  Total Domestic Common Stocks (Cost
  $438,513,485)                                              462,665,710
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.37%

ARGENTINA-1.02%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       156,275      6,327,575
========================================================================

BELGIUM-1.08%

Groupe Bruxelles Lambert S.A. (Multi-Sector
  Holdings)(b)                                     64,167      6,722,666
========================================================================

FRANCE-0.88%

Business Objects S.A.-ADR (Application
  Software)(a)                                    199,359      5,422,565
========================================================================

JAPAN-1.49%

Japan Petroleum Exploration Co., Ltd. (Oil &
  Gas Exploration & Production)(b)                 62,400      3,962,425
------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                     31,200      5,253,286
========================================================================
                                                               9,215,711
========================================================================

NETHERLANDS-1.56%

Heineken N.V. (Brewers)(b)                        228,948      9,701,359
========================================================================

SOUTH KOREA-1.24%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                     329,365      7,713,728
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND


                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-4.10%

Cadbury Schweppes PLC (Packaged Foods &
  Meats)(b)                                     1,557,820   $ 14,999,162
------------------------------------------------------------------------
Rentokil Initial PLC (Environmental &
  Facilities Services)(b)                       3,621,120     10,446,337
========================================================================
                                                              25,445,499
========================================================================
  Total Foreign Stocks & Other Equity
  Interests (Cost $65,274,900)                                70,549,103
========================================================================

PREFERRED STOCKS-1.41%

HOUSEHOLD PRODUCTS-1.41%

Henkel KGaA-Pfd. (Germany)(b)                      76,809      8,770,405
========================================================================
  Total Preferred Stocks (Cost $9,076,159)                     8,770,405
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


MONEY MARKET FUNDS-12.91%

Liquid Assets Portfolio-Institutional
  Class(c)                                     40,045,212   $ 40,045,212
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       40,045,212     40,045,212
========================================================================
  Total Money Market Funds (Cost $80,090,424)                 80,090,424
========================================================================
TOTAL INVESTMENTS-100.25% (Cost $592,954,968)                622,075,642
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.25)%                         (1,527,857)
========================================================================
NET ASSETS-100.00%                                          $620,547,785
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $59,855,640, which represented 9.65% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $512,864,544)        $541,985,218
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $80,090,424)                               80,090,424
=============================================================
    Total investments (cost $592,954,968)         622,075,642
=============================================================
Foreign currencies, at value (cost $76,795)            77,245
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                    260,078
-------------------------------------------------------------
  Dividends                                           856,708
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,397
=============================================================
    Total assets                                  623,291,070
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               743,712
-------------------------------------------------------------
  Fund shares reacquired                            1,464,908
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              41,034
-------------------------------------------------------------
Accrued administrative services fees                  403,791
-------------------------------------------------------------
Accrued distribution fees -- Series II                 34,156
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                662
-------------------------------------------------------------
Accrued transfer agent fees                             1,959
-------------------------------------------------------------
Accrued operating expenses                             53,063
=============================================================
    Total liabilities                               2,743,285
=============================================================
Net assets applicable to shares outstanding      $620,547,785
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $515,800,129
-------------------------------------------------------------
Undistributed net investment income                 2,956,294
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                72,669,834
-------------------------------------------------------------
Undistributed unrealized appreciation of
  investment securities, foreign currencies and
  option contracts                                 29,121,528
=============================================================
                                                 $620,547,785
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $566,927,643
_____________________________________________________________
=============================================================
Series II                                        $ 53,620,142
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           40,946,940
_____________________________________________________________
=============================================================
Series II                                           3,902,264
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      13.85
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      13.74
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $48,453)                                       $  4,070,289
-------------------------------------------------------------
Dividends from affiliated money market funds        2,305,518
-------------------------------------------------------------
Interest                                               19,663
=============================================================
    Total investment income                         6,395,470
=============================================================

EXPENSES:

Advisory fees                                       2,321,984
-------------------------------------------------------------
Administrative services fees                          875,105
-------------------------------------------------------------
Custodian fees                                         53,567
-------------------------------------------------------------
Distribution fees -- Series II                         66,784
-------------------------------------------------------------
Transfer agent fees                                    15,080
-------------------------------------------------------------
Trustees' and officer's fees and benefits              16,421
-------------------------------------------------------------
Other                                                  66,950
=============================================================
    Total expenses                                  3,415,891
=============================================================
Less: Fees waived and expense offset
  arrangement                                         (10,264)
=============================================================
    Net expenses                                    3,405,627
=============================================================
Net investment income                               2,989,843
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of
    $1,532,225)                                    54,327,524
-------------------------------------------------------------
  Foreign currencies                                   48,998
=============================================================
                                                   54,376,522
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (46,817,032)
-------------------------------------------------------------
  Foreign currencies                                    1,172
-------------------------------------------------------------
  Option contracts written                            425,649
=============================================================
                                                  (46,390,211)
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                   7,986,311
=============================================================
Net increase in net assets resulting from
  operations                                     $ 10,976,154
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,989,843    $  2,801,650
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  54,376,522      28,846,914
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (46,390,211)     11,957,849
==========================================================================================
    Net increase in net assets resulting from operations        10,976,154      43,606,413
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (2,944,117)
------------------------------------------------------------------------------------------
  Series II                                                             --        (141,476)
==========================================================================================
    Total distributions from net investment income                      --      (3,085,593)
==========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                              --     (17,996,436)
------------------------------------------------------------------------------------------
  Series II                                                             --      (1,538,860)
==========================================================================================
    Total distributions from net realized gains                         --     (19,535,296)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (22,620,889)
==========================================================================================
Share transactions-net:
  Series I                                                     (28,179,381)     68,779,573
------------------------------------------------------------------------------------------
  Series II                                                      2,511,090      15,373,802
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,668,291)     84,153,375
==========================================================================================
    Net increase (decrease) in net assets                      (14,692,137)    105,138,899
==========================================================================================

NET ASSETS:

  Beginning of period                                          635,239,922     530,101,023
------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $2,956,294 and $(33,549), respectively)         $620,547,785    $635,239,922
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                       AIM V.I. MID CAP CORE EQUITY FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                       AIM V.I. MID CAP CORE EQUITY FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.725%
----------------------------------------------------------------------
Next $500 million                                               0.70%
----------------------------------------------------------------------
Next $500 million                                               0.675%
----------------------------------------------------------------------
Over $1.5 billion                                               0.65%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $9,827.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $79,216 for accounting and fund administrative services and reimbursed $795,889 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $15,080.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $66,784.

                       AIM V.I. MID CAP CORE EQUITY FUND

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                           CHANGE IN
                                                                           UNREALIZED
                              VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                         12/31/05       AT COST       FROM SALES     (DEPRECIATION)     06/30/06       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                    $38,264,645    $ 88,529,749   $ (86,749,182)      $   --       $40,045,212    $1,150,005     $   --
---------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institutional
  Class                             --      40,208,549        (163,337)          --        40,045,212        16,561         --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                     38,264,645      88,387,726    (126,652,371)          --                --     1,138,952         --
---------------------------------------------------------------------------------------------------------------------------------
  Total                    $76,529,290    $217,126,024   $(213,564,890)      $   --       $80,090,424    $2,305,518     $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $11,794,273, which resulted in net realized gains of $1,532,225 and securities purchases of $2,983,418.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $437.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,849 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

                       AIM V.I. MID CAP CORE EQUITY FUND

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                             6,280      $ 444,230
------------------------------------------------------------------------------------
Exercised                                                      (6,280)      (444,230)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $283,173,113 and $308,004,863, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 47,355,890
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (18,554,270)
==============================================================================
Net unrealized appreciation of investment securities             $ 28,801,620
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $593,274,022.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 11--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,131,162    $ 15,963,123     9,458,916    $125,305,035
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      574,461       8,033,242     2,245,440      29,655,326
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     1,516,110      20,907,159
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --       122,653       1,680,336
======================================================================================================================
Reacquired:
  Series I                                                    (3,157,312)    (44,142,504)   (5,875,151)    (77,432,621)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (397,468)     (5,522,152)   (1,212,147)    (15,961,860)
======================================================================================================================
                                                              (1,849,157)   $(25,668,291)    6,255,821    $ 84,153,375
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                                                                                                  SEPTEMBER 10,
                                                                                                                       2001
                                            SIX MONTHS                                                           (DATE OPERATIONS
                                              ENDED                    YEAR ENDED DECEMBER 31,                    COMMENCED) TO
                                             JUNE 30,        -------------------------------------------           DECEMBER 31,
                                               2006            2005        2004        2003       2002                 2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  13.61        $  13.11    $  12.06    $   9.53    $ 10.72              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.07            0.06        0.03(a)     0.00(a)   (0.02)(a)           (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.17            0.94        1.63        2.60      (1.17)               0.74
=================================================================================================================================
    Total from investment operations             0.24            1.00        1.66        2.60      (1.19)               0.74
=================================================================================================================================
Less distributions:
  Dividends from net investment income             --           (0.07)      (0.02)         --         --               (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --           (0.43)      (0.59)      (0.07)        --                  --
=================================================================================================================================
    Total distributions                            --           (0.50)      (0.61)      (0.07)        --               (0.02)
=================================================================================================================================
Net asset value, end of period               $  13.85        $  13.61    $  13.11    $  12.06    $  9.53              $10.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  1.76%           7.62%      13.82%      27.31%    (11.10)%              7.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $566,928        $584,860    $496,606    $293,162    $68,271              $9,500
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          1.04%(c)        1.03%       1.04%       1.07%      1.30%               1.27%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.95%(c)        0.50%       0.25%       0.01%     (0.22)%             (0.08)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         52%             70%         55%         37%        36%                 20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $597,195,158.
(d)  Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 5.16%.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                                               SERIES II
                                      -------------------------------------------------------------------------------------------
                                                                                                                  SEPTEMBER 10,
                                                                                                                       2001
                                      SIX MONTHS                                                                 (DATE OPERATIONS
                                        ENDED                       YEAR ENDED DECEMBER 31,                       COMMENCED) TO
                                       JUNE 30,        -------------------------------------------------           DECEMBER 31,
                                         2006           2005       2004            2003           2002                 2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $ 13.52         $ 13.04    $ 12.01         $ 9.51         $ 10.71              $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            0.05            0.03      (0.00)(a)      (0.03)(a)       (0.04)(a)           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        0.17            0.92       1.62           2.60           (1.16)               0.73
=================================================================================================================================
    Total from investment operations      0.22            0.95       1.62           2.57           (1.20)               0.72
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                  --           (0.04)     (0.00)            --              --               (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                   --           (0.43)     (0.59)         (0.07)             --                  --
=================================================================================================================================
    Total distributions                     --           (0.47)     (0.59)         (0.07)             --               (0.01)
=================================================================================================================================
Net asset value, end of period         $ 13.74         $ 13.52    $ 13.04         $12.01         $  9.51              $10.71
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                           1.63%           7.27%     13.57%         27.05%         (11.20)%              7.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $53,620         $50,380    $33,495         $4,874         $ 1,214              $  536
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                  1.29%(c)        1.28%      1.29%          1.32%           1.45%(d)            1.44%(d)(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets            0.70%(c)        0.25%     (0.00)%        (0.24)%         (0.37)%             (0.25)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                  52%             70%        55%            37%             36%                 20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $53,869,593.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% and 5.44%(annualized), for the year ended December 31, 2002 and the period September 10, 2001 (Date operations commenced) to December 31, 2001, respectively.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

                       AIM V.I. MID CAP CORE EQUITY FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. MID CAP CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                      AIM V.I. MONEY MARKET FUND
                               Semiannual Report to Shareholders o June 30, 2006

          AIM V.I. MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 -- REGISTERED TRADEMARK --                       -- REGISTERED TRADEMARK --




NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIM V.I. MONEY MARKET FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             YOUR FUND

====================================================================================    Regardless of economic conditions or Fed
PERFORMANCE SUMMARY                                                                     policy, your Fund continues to focus on
                                                                                        three objectives:
Yields on shares of AIM V.I. Money Market       Yields for the Fund's Series II
Fund rose steadily during the six months   shares rose from 3.62% at the start of       o Safety of principal
ended June 30, 2006. The seven-day SEC     the reporting period to 4.07% at its
yield on the Fund's Series I shares rose   close. As of June 30, 2006, the Fund's       o Liquidity
from 3.87% at the beginning of the         total net assets stood at $50.4 million
reporting period to 4.32% at its close.    and the Fund's weighted average maturity     o The highest possible yield consistent
                                           was 24 days.                                 with safety of principal

====================================================================================         Your Fund invests only in high
                                                                                        quality U.S. dollar denominated
MARKET CONDITIONS                          action, the Fed said that "some              short-term fixed-income obligations.
                                           inflation risks remain" even though it       Although a money market fund seeks to
The U.S. economy expanded briskly in the   was likely that a moderation in economic     maintain the value of your investment at
first quarter of 2006, according to        growth would likely limit inflation          $1.00 per share, it is possible to lose
government figures. Gross domestic         pressures over time. Historically, Fed       money by investing in the Fund.
product, the broadest measure of U.S.      rate increases are reflected fairly
economic activity, grew at an annualized   rapidly in the yields of short-term               Thank you for your continued
rate of 5.6% in the first quarter--the     securities such as money market funds,       investment in AIM V.I. Money Market
fastest pace in nearly three years.        and that was the case during the             Fund.
There was some concern that such robust    reporting period.
growth--together with a relatively weak                                                 THE VIEWS AND OPINIONS EXPRESSED IN
dollar, historically high oil prices            Strong economic growth and              MANAGEMENT'S DISCUSSION OF FUND
and, for most of the reporting period, a   corporate profits propelled the U.S.         PERFORMANCE ARE THOSE OF A I M ADVISORS,
continued strong housing market--could     stock market higher for the first four       INC. THESE VIEWS AND OPINIONS ARE
cause inflation to rise.                   months of the year; inflation concerns       SUBJECT TO CHANGE AT ANY TIME BASED ON
                                           caused it to falter in the final two         FACTORS SUCH AS MARKET AND ECONOMIC
     The U.S. Federal Reserve Board (the   months of the reporting period. For the      CONDITIONS. THESE VIEWS AND OPINIONS MAY
Fed) worked to prevent inflation from      reporting period, the S&P 500 Index,         NOT BE RELIED UPON AS INVESTMENT ADVICE
getting out of hand. At their June 28-29   which represents the performance of the      OR RECOMMENDATIONS, OR AS AN OFFER FOR A
 monetary policy meeting, Fed officials    broad U.S. stock market, rose 2.71%. The     PARTICULAR SECURITY. THE INFORMATION IS
raised the key federal funds target        Lehman Aggregate, which represents the       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
rate to 5.25%. It was the 17th             performance of U.S. investment-grade         OF ANY MARKET, COUNTRY, INDUSTRY,
consecutive rate increase over the past    fixed-income investments, declined 0.72%     SECURITY OR THE FUND. STATEMENTS OF FACT
two years, and the fourth consecutive      for the reporting period.                    ARE FROM SOURCES CONSIDERED RELIABLE,
rate increase during the reporting                                                      BUT A I M ADVISORS, INC. MAKES NO
period. In announcing its                                                               REPRESENTATION OR WARRANTY AS TO THEIR
                                                                                        COMPLETENESS OR ACCURACY. ALTHOUGH
                                                                                        HISTORICAL PERFORMANCE IS NO GUARANTEE
                                                                                        OF FUTURE RESULTS, THESE INSIGHTS MAY
                                                                                        HELP YOU UNDERSTAND OUR INVESTMENT
                                                                                        MANAGEMENT PHILOSOPHY.

                                                                                        Team Managed by A I M Advisors, Inc.

========================================

PORTFOLIO COMPOSITION BY MATURITY           The performance data quoted represent       directly. Performance figures given
                                            past performance and cannot guarantee       represent the Fund and are not intended
Maturity distribution of Fund holdings      comparable future results; current          to reflect actual variable product
In days, as of 6/30/06                      performance may be lower or higher.         values. They do not reflect sales
                                            Please see your variable product issuer     charges, expenses and fees assessed in
1-7                          69.3%          or financial advisor for the most recent    connection with a variable product.
                                            month-end variable product performance.     Sales charges, expenses and fees, which
8-30                         16.6           Performance figures reflect fund            are determined by the variable product
                                            expenses, reinvested distributions and      issuers, will vary and will lower the
31-90                         2.9           changes in net asset value. Investment      total return.
                                            return and principal value will
91-120                        0.0           fluctuate so that you may have a gain or         Per NASD requirements, the most
                                            loss when you sell shares.                  recent month-end performance data at the
121-180                      11.2                                                       Fund level, excluding variable product
                                                 AIM V.I. Money Market Fund, a          charges, is available on this AIM
181+                          0.0           series portfolio of AIM Variable            automated information line,
                                            Insurance Funds, is currently offered       866-702-4402. As mentioned above, for
The number of days to maturity of each      through insurance companies issuing         the most recent month-end performance
holding is determined in accordance with    variable products. You cannot purchase      including variable product charges,
the provisions of Rule 2a-7 of the          shares of the Fund                          please contact your variable product
Investment Company Act of 1940, as                                                      issuer or financial advisor.
amended.

========================================

AIM V.I. MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                    ACTUAL EXPENSES                              ratio and an assumed rate of return of
                                                                                        5% per year before expenses, which is
As a shareholder of the Fund, you incur    The table below provides information         not the Fund's actual return.
ongoing costs, including management        about actual account values and actual
fees; distribution and/or service fees     expenses. You may use the information in          THE HYPOTHETICAL ACCOUNT VALUES AND
(12b-1); and other Fund expenses. This     this table, together with the amount you     EXPENSES MAY NOT BE USED TO ESTIMATE THE
example is intended to help you            invested, to estimate the expenses that      ACTUAL ENDING ACCOUNT BALANCE OR
understand your ongoing costs (in          you paid over the period. Simply divide      EXPENSES YOU PAID FOR THE PERIOD. YOU
dollars) of investing in the Fund and to   your account value by $1,000 (for            MAY USE THIS INFORMATION TO COMPARE THE
compare these costs with ongoing costs     example, an $8,600 account value divided     ONGOING COSTS OF INVESTING IN THE FUND
of investing in other mutual funds. The    by $1,000 = 8.6), then multiply the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
example is based on an investment of       result by the number in the table under      5% HYPOTHETICAL EXAMPLE WITH THE 5%
$1,000 invested at the beginning of the    the heading entitled "Actual Expenses        HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
period and held for the entire period      Paid During Period" to estimate the          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
January 1, 2006, through June 30, 2006.    expenses you paid on your account during
                                           this period.                                      Please note that the expenses shown
     The actual and hypothetical                                                        in the table are meant to highlight your
expenses in the examples below do not      HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs. Therefore, the
represent the effect of any fees or        PURPOSES                                     hypothetical information is useful in
other expenses assessed in connection                                                   comparing ongoing costs, and will not
with a variable product; if they did,      The table below also provides                help you determine the relative total
the expenses shown would be higher while   information about hypothetical account       costs of owning different funds.
the ending account values shown would be   values and hypothetical expenses based
lower.                                     on the Fund's actual expense

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING            ENDING              EXPENSES        ENDING             EXPENSES         ANNUALIZED
     SHARE           ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
     CLASS             (1/1/06)          (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
   Series I           $1,000.00           $1,019.40              $4.51         $1,020.33            $4.51             0.90%
   Series II           1,000.00            1,018.10               5.75          1,019.09             5.76             1.15

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

     The returns and net asset values           The unmanaged STANDARD & POOR'S
shown in this report are at the Fund       COMPOSITE INDEX OF 500 STOCKS (the S&P
level only and do not include variable     500--Registered Trademark-- Index) is
product issuer charges. If such charges    an index of common stocks frequently
were included, the total returns would     used as a general measure of U.S. stock
be lower.                                  market performance.

     The unmanaged LEHMAN BROTHERS U.S.         A direct investment cannot be made
AGGREGATE BOND INDEX (the Lehman           in an index. Unless otherwise indicated,
Aggregate), which represents the U.S.      index results include reinvested
investment-grade fixed-rate bond market    dividends, and they do not reflect sales
(including government and corporate        charges.
securities, mortgage pass-through
securities and asset-backed securities),        The Fund is not managed to track
is compiled by Lehman Brothers, a global   the performance of any particular index,
investment bank.                           including the indexes defined here, and
                                           consequently, the performance of the
                                           Fund may deviate significantly from the
                                           performance of the indexes.

AIM V.I. MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable      o The nature and extent of the advisory      Board considered in determining whether
Insurance Funds (the "Board") oversees     services to be provided by AIM. The          to continue the Advisory Agreement for
the management of AIM V.I. Money Market    Board reviewed the services to be            the Fund, the Board concluded that no
Fund (the "Fund") and, as required by      provided by AIM under the Advisory           changes should be made to the Fund and
law, determines annually whether to        Agreement. Based on such review, the         that it was not necessary to change the
approve the continuance of the Fund's      Board concluded that the range of            Fund's portfolio management team at this
advisory agreement with A I M Advisors,    services to be provided by AIM under the     time. However, due to the Fund's
Inc. ("AIM"). Based upon the               Advisory Agreement was appropriate and       under-performance, the Board also
recommendation of the Investments          that AIM currently is providing services     concluded that it would be appropriate
Committee of the Board, at a meeting       in accordance with the terms of the          for the Board to continue to closely
held on June 27, 2006, the Board,          Advisory Agreement.                          monitor and review the performance of
including all of the independent                                                        the Fund. Although the independent
trustees, approved the continuance of      o The quality of services to be provided     written evaluation of the Fund's Senior
the advisory agreement (the "Advisory      by AIM. The Board reviewed the               Officer (discussed below) only
Agreement") between the Fund and AIM for   credentials and experience of the            considered Fund performance through the
another year, effective July 1, 2006.      officers and employees of AIM who will       most recent calendar year, the Board
                                           provide investment advisory services to      also reviewed more recent Fund
     The Board considered the factors      the Fund. In reviewing the                   performance, which did not change their
discussed below in evaluating the          qualifications of AIM to provide             conclusions.
fairness and reasonableness of the         investment advisory services, the Board
Advisory Agreement at the meeting on       considered such issues as AIM's              o Meetings with the Fund's portfolio
June 27, 2006 and as part of the Board's   portfolio and product review process,        managers and investment personnel. With
ongoing oversight of the Fund. In their    AIM's legal and compliance function,         respect to the Fund, the Board is
deliberations, the Board and the           AIM's use of technology, AIM's portfolio     meeting periodically with such Fund's
independent trustees did not identify      administration function and the quality      portfolio managers and/or other
any particular factor that was             of AIM's investment research. Based on       investment personnel and believes that
controlling, and each trustee attributed   the review of these and other factors,       such individuals are competent and able
different weights to the various           the Board concluded that the quality of      to continue to carry out their
factors.                                   services to be provided by AIM was           responsibilities under the Advisory
                                           appropriate and that AIM currently is        Agreement.
     One responsibility of the             providing satisfactory services in
independent Senior Officer of the Fund     accordance with the terms of the             o Overall performance of AIM. The Board
is to manage the process by which the      Advisory Agreement.                          considered the overall performance of
Fund's proposed management fees are                                                     AIM in providing investment advisory and
negotiated to ensure that they are         o The performance of the Fund relative       portfolio administrative services to the
negotiated in a manner which is at arms'   to comparable funds. The Board reviewed      Fund and concluded that such performance
length and reasonable. To that end, the    the performance of the Fund during the       was satisfactory.
Senior Officer must either supervise a     past one, three and five calendar years
competitive bidding process or prepare     against the performance of funds advised     o Fees relative to those of clients of
an independent written evaluation. The     by other advisors with investment            AIM with comparable investment
Senior Officer has recommended an          strategies comparable to those of the        strategies. The Board reviewed the
independent written evaluation in lieu     Fund. The Board noted that the Fund's        effective advisory fee rate (before
of a competitive bidding process and,      performance in such periods was below        waivers) for the Fund under the Advisory
upon the direction of the Board, has       the median performance of such               Agreement. The Board noted that this
prepared such an independent written       comparable funds. Based on this review       rate was (i) above the effective
evaluation. Such written evaluation also   and after taking account of all of the       advisory fee rate (before waivers) for a
considered certain of the factors          other factors that the Board considered      mutual fund advised by AIM with
discussed below. In addition, as           in determining whether to continue the       investment strategies comparable to
discussed below, the Senior Officer made   Advisory Agreement for the Fund, the         those of the Fund (which mutual fund has
a recommendation to the Board in           Board concluded that no changes should       an "all-in" fee structure whereby AIM
connection with such written evaluation.   be made to the Fund and that it was not      pays all of the fund's ordinary
                                           necessary to change the Fund's portfolio     operating expenses) and the same as the
     The discussion below serves as a      management team at this time. However,       effective advisory fee rate (before
summary of the Senior Officer's            due to the Fund's under-performance, the     waivers) for a second mutual fund
independent written evaluation and         Board also concluded that it would be        advised by AIM with investment
recommendation to the Board in             appropriate for the Board to continue to     strategies comparable to those of the
connection therewith, as well as a         closely monitor and review the               Fund; and (ii) above the effective
discussion of the material factors and     performance of the Fund. Although the        advisory and sub-advisory fee rates for
the conclusions with respect thereto       independent written evaluation of the        one Canadian mutual fund advised by an
that formed the basis for the Board's      Fund's Senior Officer (discussed below)      AIM affiliate and sub-advised by AIM
approval of the Advisory Agreement.        only considered Fund performance through     with investment strategies comparable to
After consideration of all of the          the most recent calendar year, the Board     those of the Fund. The Board noted that
factors below and based on its informed    also reviewed more recent Fund               AIM has agreed to limit the Fund's total
business judgment, the Board determined    performance, which did not change their      operating expenses, as discussed below.
that the Advisory Agreement is in the      conclusions.                                 Based on this review, the Board
best interests of the Fund and its                                                      concluded that the advisory fee rate for
shareholders and that the compensation     o The performance of the Fund relative       the Fund under the Advisory Agreement
to AIM under the Advisory Agreement is     to indices. The Board reviewed the           was fair and reasonable.
fair and reasonable and would have been    performance of the Fund during the past
obtained through arm's length              one, three and five calendar years           o Fees relative to those of comparable
negotiations.                              against the performance of the Lipper        funds with other advisors. The Board
                                           Variable Underlying Fund Money Market        reviewed the advisory fee rate for the
     Unless otherwise stated,              Index. The Board noted that the Fund's       Fund under the Advisory Agreement. The
information presented below is as of       performance in such periods was below        Board compared effective contractual
June 27, 2006 and does not reflect any     the performance of such Index. Based on      advisory fee rates at a common asset
changes that may have occurred since       this review and after taking account of      level at the end of the past calendar
June 27, 2006, including but not limited   all of the other factors that the            year and noted that the Fund's rate was
to changes to the Fund's performance,                                                   comparable to the median rate of the
advisory fees, expense limitations                                                      funds advised by
and/or fee waivers.
                                                                                                                         (continued)

AIM V.I. MONEY MARKET FUND

other advisors with investment             attributable to such investment. The         o Historical relationship between the
strategies comparable to those of the      Board further determined that the            Fund and AIM. In determining whether to
Fund that the Board reviewed. The Board    proposed securities lending program and      continue the Advisory Agreement for the
noted that AIM has agreed to limit the     related procedures with respect to the       Fund, the Board also considered the
Fund's total operating expenses, as        lending Fund is in the best interests of     prior relationship between AIM and the
discussed below. Based on this review,     the lending Fund and its respective          Fund, as well as the Board's knowledge
the Board concluded that the advisory      shareholders. The Board therefore            of AIM's operations, and concluded that
fee rate for the Fund under the Advisory   concluded that the investment of cash        it was beneficial to maintain the
Agreement was fair and reasonable.         collateral received in connection with       current relationship, in part, because
                                           the securities lending program in the        of such knowledge. The Board also
o Expense limitations and fee waivers.     money market funds according to the          reviewed the general nature of the
The Board noted that AIM has               procedures is in the best interests of       non-investment advisory services
contractually agreed to waive fees         the lending Fund and its respective          currently performed by AIM and its
and/or limit expenses of the Fund          shareholders.                                affiliates, such as administrative,
through April 30, 2008 so that total                                                    transfer agency and distribution
annual operating expenses are limited to   o Independent written evaluation and         services, and the fees received by AIM
a specified percentage of average daily    recommendations of the Fund's Senior         and its affiliates for performing such
net assets for each class of the Fund.     Officer. The Board noted that, upon          services. In addition to reviewing such
The Board considered the contractual       their direction, the Senior Officer of       services, the trustees also considered
nature of this fee waiver and noted that   the Fund, who is independent of AIM and      the organizational structure employed by
it remains in effect until April 30,       AIM's affiliates, had prepared an            AIM and its affiliates to provide those
2008. The Board considered the effect      independent written evaluation in order      services. Based on the review of these
this fee waiver/expense limitation would   to assist the Board in determining the       and other factors, the Board concluded
have on the Fund's estimated expenses      reasonableness of the proposed               that AIM and its affiliates were
and concluded that the levels of fee       management fees of the AIM Funds,            qualified to continue to provide
waivers/expense limitations for the Fund   including the Fund. The Board noted that     non-investment advisory services to the
were fair and reasonable.                  the Senior Officer's written evaluation      Fund, including administrative, transfer
                                           had been relied upon by the Board in         agency and distribution services, and
o Breakpoints and economies of scale.      this regard in lieu of a competitive         that AIM and its affiliates currently
The Board reviewed the structure of the    bidding process. In determining whether      are providing satisfactory
Fund's advisory fee under the Advisory     to continue the Advisory Agreement for       non-investment advisory services.
Agreement, noting that it includes one     the Fund, the Board considered the
breakpoint. The Board reviewed the level   Senior Officer's written evaluation.         o Other factors and current trends. The
of the Fund's advisory fees, and noted                                                  Board considered the steps that AIM and
that such fees, as a percentage of the     o Profitability of AIM and its               its affiliates have taken over the last
Fund's net assets, would decrease as net   affiliates. The Board reviewed               several years, and continue to take, in
assets increase because the Advisory       information concerning the profitability     order to improve the quality and
Agreement includes a breakpoint. The       of AIM's (and its affiliates')               efficiency of the services they provide
Board noted that, due to the Fund's        investment advisory and other activities     to the Funds in the areas of investment
asset levels at the end of the past        and its financial condition. The Board       performance, product line
calendar year and the way in which the     considered the overall profitability of      diversification, distribution, fund
advisory fee breakpoint has been           AIM, as well as the profitability of AIM     operations, shareholder services and
structured, the Fund has yet to benefit    in connection with managing the Fund.        compliance. The Board concluded that
from the breakpoint. The Board concluded   The Board noted that AIM's operations        these steps taken by AIM have improved,
that the Fund's fee levels under the       remain profitable, although increased        and are likely to continue to improve,
Advisory Agreement therefore would         expenses in recent years have reduced        the quality and efficiency of the
reflect economies of scale at higher       AIM's profitability. Based on the review     services AIM and its affiliates provide
asset levels and that it was not           of the profitability of AIM's and its        to the Fund in each of these areas, and
necessary to change the advisory fee       affiliates' investment advisory and          support the Board's approval of the
breakpoints in the Fund's advisory fee     other activities and its financial           continuance of the Advisory Agreement
schedule.                                  condition, the Board concluded that the      for the Fund.
                                           compensation to be paid by the Fund to
o Investments in affiliated money market   AIM under its Advisory Agreement was not
funds. The Board also took into account    excessive.
the fact that uninvested cash and cash
collateral from securities lending         o Benefits of soft dollars to AIM. The
arrangements, if any (collectively,        Board considered the benefits realized
"cash balances") of the Fund may be        by AIM as a result of brokerage
invested in money market funds advised     transactions executed through "soft
by AIM pursuant to the terms of an SEC     dollar" arrangements. Under these
exemptive order. The Board found that      arrangements, brokerage commissions paid
the Fund may realize certain benefits      by other funds advised by AIM are used
upon investing cash balances in AIM        to pay for research and execution
advised money market funds, including a    services. This research may be used by
higher net return, increased liquidity,    AIM in making investment decisions for
increased diversification or decreased     the Fund. The Board concluded that such
transaction costs. The Board also found    arrangements were appropriate.
that the Fund will not receive reduced
services if it invests its cash balances   o AIM's financial soundness in light of
in such money market funds. The Board      the Fund's needs. The Board considered
noted that, to the extent the Fund         whether AIM is financially sound and has
invests uninvested cash in affiliated      the resources necessary to perform its
money market funds, AIM has voluntarily    obligations under the Advisory
agreed to waive a portion of the           Agreement, and concluded that AIM has
advisory fees it receives from the Fund    the financial resources necessary to
                                           fulfill its obligations under the
                                           Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)         VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-27.63%(a)

ASSET-BACKED SECURITIES-FULLY BACKED-6.82%

Concord Minutemen Capital Co., LLC, Series A
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 03/08/06; Cost $487,474)
  4.88%(b)                                     09/11/06   $     500    $   495,260
----------------------------------------------------------------------------------
Crown Point Capital Co., LLC, Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  (Acquired 05/16/06; Cost $1,800,055)
  5.04%(b)(c)                                  07/07/06       1,813      1,811,985
----------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (CEP-Bank of
  America, N.A.) (Acquired 06/29/06; Cost
  $1,129,299)
  5.33%(b)                                     07/27/06       1,134      1,129,971
==================================================================================
                                                                         3,437,216
==================================================================================

ASSET-BACKED SECURITIES- MULTI-PURPOSE-6.44%

Jupiter Securitization Corp. (Acquired
  06/01/06; Cost $1,241,053)
  5.05%(b)                                     07/05/06       1,247      1,246,650
----------------------------------------------------------------------------------
Yorktown Capital LLC
  5.24%                                        07/19/06       2,000      1,995,342
==================================================================================
                                                                         3,241,992
==================================================================================

ASSET-BACKED SECURITIES-SECURITY INVESTMENT
  VEHICLES-10.97%

Grampian Funding Ltd./LLC, (Acquired
  05/11/06; Cost $974,500)
  5.10%(b)(c)                                  11/07/06       1,000        982,008
----------------------------------------------------------------------------------
  (Acquired 05/25/06; Cost $977,463)
  5.14%(b)(c)                                  10/30/06       1,000        983,026
----------------------------------------------------------------------------------
Sigma Finance Inc. (Acquired 04/03/06; Cost
  $982,370)
  4.92%(b)(c)                                  08/10/06       1,000        994,807
----------------------------------------------------------------------------------
Tierra Alta Funding, Ltd./Corp. (Acquired
  06/19/06; Cost $2,561,857
  5.25%(b)                                     07/25/06       2,575      2,562,732
==================================================================================
                                                                         5,522,573
==================================================================================

REGIONAL BANKS-3.40%

Bank of Ireland 5.17%(c)                       11/22/06       1,750      1,714,313
----------------------------------------------------------------------------------
    Total Commercial Paper (Cost $13,916,094)                           13,916,094
==================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)         VALUE
----------------------------------------------------------------------------------


VARIABLE RATE DEMAND NOTES-20.65%(D)

INSURED-0.46%(E)

Omaha (City of), Nebraska; Special Tax
  Redevelopment, Series 2002 B, Taxable RB
  (INS-Ambac Assurance Corp.)
  5.45%(f)(g)                                  02/01/13   $     230    $   230,000
==================================================================================

LETTER OF CREDIT ENHANCED-20.19%

Albany (City of), New York Industrial
  Development Agency
  (Albany Medical Center Hospital), Series
  2006 B, Taxable IDR
  (LOC-Citizens Bank N.A.)
  5.35%(f)(g)                                  05/01/35       1,000      1,000,000
----------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (Ktech
  Corp. Project), Series 2002, Taxable IDR
  (LOC-Wells Fargo Bank N.A.)
  5.37%(g)                                     11/01/22         700        700,000
----------------------------------------------------------------------------------
Corp. Finance Managers Inc., Floating Rate
  Notes
  (LOC-Wells Fargo Bank, N.A.)
  5.37%(f)(g)                                  02/02/43       1,825      1,825,000
----------------------------------------------------------------------------------
EPC Allentown, LLC, Series 2005, Floating
  Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.35%(f)(g)                                  07/01/30       2,000      2,000,000
----------------------------------------------------------------------------------
Folk Financial Services Inc., Series A,
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  5.49%(g)                                     10/15/27          35         35,000
----------------------------------------------------------------------------------
Lehigh (County of), Pennsylvania Industrial
  Development Authority (Bouras Industries),
  Series 2002 C, Taxable IDR
  (LOC-Wachovia Bank, N.A.)
  5.35%(f)(g)                                  11/01/13         635        635,000
----------------------------------------------------------------------------------
Moon (City of), Pennsylvania Industrial
  Development Authority (One Thorn Run
  Associates Project), Series 1995 B, Taxable
  IDR
  (LOC-National City Bank of Pennsylvania)
  5.45%(f)(g)                                  11/01/15         770        770,000
----------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte, Series
  2002, Floating Rate Bonds
  (LOC-Wachovia Bank, N.A.)
  5.35%(f)(g)                                  05/01/14       1,200      1,200,000
----------------------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND


                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)         VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Thomasville (City of), Georgia Payroll
  Development Authority
  (American Fresh Foods L.P.), Series 2005 B,
  Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.40%(f)(g)                                  09/01/17   $   2,000    $ 2,000,000
==================================================================================
                                                                        10,165,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $10,394,999)                                                      10,395,000
==================================================================================

MEDIUM-TERM NOTES-5.36%

Metropolitan Life Global Funding I, Floating
  Rate MTN (Acquired 11/10/04; Cost $700,525)
  5.44%(b)(h)                                  06/28/07         700        700,277
----------------------------------------------------------------------------------
Societe Generale S.A., Unsec. Floating Rate
  MTN (Acquired 10/26/05; Cost $2,000,000)
  5.08%(b)(c)(h)                               07/02/07       2,000      2,000,000
==================================================================================
    Total Medium-Term Notes (Cost $2,700,277)                            2,700,277
==================================================================================

CERTIFICATES OF DEPOSIT-3.97%

Svenska Handelsbanken A. B.
  4.77%                                        12/19/06       1,000      1,000,000
----------------------------------------------------------------------------------
UniCredito Italiano S.p.A.
  (United Kingdom)
  5.28%                                        11/24/06       1,000      1,000,000
==================================================================================
    Total Certificates of Deposit (Cost
      $2,000,000)                                                        2,000,000
==================================================================================

MASTER NOTE AGREEMENT-3.97%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 05/16/06; Cost $2,000,000)
  5.44%(b)(f)(i)                               07/19/06       2,000      2,000,000
==================================================================================

ASSET-BACKED SECURITIES-3.97%

FULLY BACKED-1.98%

RACERS Trust,-Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $1,000,000)
  5.31%(b)(h)                                  12/22/06       1,000      1,000,000
==================================================================================

STRUCTURED-1.99%

Permanent Financing PLC, Series 9A, Class 1A,
  Floating Rate Bonds (Acquired 03/15/06;
  Cost $1,000,000) 5.14%(b)(c)(j)              03/10/07       1,000      1,000,000
==================================================================================
    Total Asset-Backed Securities (Cost
      $2,000,000)                                                        2,000,000
==================================================================================

                                                          PRINCIPAL
                                                            AMOUNT
                                               MATURITY     (000)         VALUE
----------------------------------------------------------------------------------


FUNDING AGREEMENT-1.99%

New York Life Insurance Co. (Acquired
  04/05/07; Cost $1,000,000) 5.06%(b)(j)(k)    04/05/07   $   1,000    $ 1,000,000
==================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-67.54% (Cost $34,011,371)                                 34,011,371
==================================================================================


                                               REPURCHASE
                                                 AMOUNT
                                               ----------
REPURCHASE AGREEMENTS-33.16%(L)

Banc of America Securities LLC, Joint
  agreement dated 06/30/06, aggregate
  maturing value $1,000,437,500
  (collateralized by U.S. Government
  obligations valued at $1,020,000,000;
  5.50%, 12/01/34)5.25%, 07/03/06              2,000,875      2,000,000
-----------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
  06/30/06, aggregate maturing value
  $500,218,750 (collateralized by U.S.
  Government obligations valued at
  $510,000,001;
  0%-6.53%, 05/01/08-07/01/36)
  5.25%, 07/03/06                              2,000,875      2,000,000
-----------------------------------------------------------------------
Bear, Stearns & Co., Inc., Joint agreement
  dated 06/30/06, aggregate maturing value
  $250,109,583 (collateralized by U.S.
  Government obligations valued at
  $255,002,221;
  4.00%-9.50%, 01/01/14-07/01/36)
  5.26%, 07/03/06                              2,000,877      2,000,000
-----------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint
  agreement dated 06/30/06, aggregate
  maturing value $500,217,917 (collateralized
  by U.S. Government obligations valued at
  $510,000,001;
  3.73%-6.03%, 05/01/09-01/01/36)
  5.23%, 07/03/06                              2,000,872      2,000,000
-----------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 06/30/06, aggregate
  maturing value $800,354,000 (collateralized
  by U.S. Government obligations valued at
  $816,001,274;
  0%-7.39%, 08/09/06-03/15/31)
  5.31%, 07/03/06                              4,700,833      4,699,753
-----------------------------------------------------------------------
Morgan Stanley & Co., Joint agreement dated
  06/30/06, aggregate maturing value
  $500,218,750 (collateralized by U.S.
  Government obligations valued at
  $512,188,462;
  0%-6.50%, 05/01/34-07/01/36)
  5.25%, 07/03/06                              2,000,875      2,000,000
-----------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND

                                               REPURCHASE
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Capital Markets, LLC, Joint
  agreement dated 06/30/06, aggregate
  maturing value $250,109,583 (collateralized
  by U.S. Government obligations valued at
  $255,001,033;
  3.64%-7.82%, 06/01/07-11/15/42)
  5.26%, 07/03/06                              $2,000,877   $ 2,000,000
=======================================================================
    Total Repurchase Agreements (Cost
      $16,699,753)                                           16,699,753
=======================================================================
TOTAL INVESTMENTS(m)-100.70% (Cost
  $50,711,124)(m)(n)                                         50,711,124
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.70)%                          (353,349)
=======================================================================
NET ASSETS-100.00%                                          $50,357,775
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS
RB      - Revenue Bonds
INS     - Insurer
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $17,910,723, which represented 35.57% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 9.85%; other countries less than 5%: 10.97%.
(d) Demand security payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Principal and/or interest payments are secured by the bond insurance company listed.
(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2006.
(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on June 30, 2006.
(j) Interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2006.
(k) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2006 represented 1.99% of the Fund's Net Assets.
(l) Principal amount equals value at period end. See Note 1G.
(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                        PERCENTAGE
   --------------------------------------------------------------------------
   Wachovia Bank, N.A                                                 11.6%
   --------------------------------------------------------------------------
   Tierra Alta Funding, Ltd./Corp.                                     5.1
   --------------------------------------------------------------------------
   Wells Fargo Bank N.A                                                5.0
   --------------------------------------------------------------------------
   Other Entities Less than 5% each                                   45.8
   __________________________________________________________________________
   ==========================================================================

(n) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements,
  at value (cost $34,011,371)                   $34,011,371
-----------------------------------------------------------
Repurchase agreements (cost $16,699,753)         16,699,753
===========================================================
    Total investments (cost $50,711,124)         50,711,124
===========================================================
Interest receivable                                 115,510
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               47,351
===========================================================
    Total assets                                 50,873,985
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            420,256
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            53,397
-----------------------------------------------------------
Accrued administrative services fees                 22,576
-----------------------------------------------------------
Accrued distribution fees -- Series II                1,479
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              425
-----------------------------------------------------------
Accrued operating expenses                           18,077
===========================================================
    Total liabilities                               516,210
===========================================================
Net assets applicable to shares outstanding     $50,357,775
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $50,351,431
-----------------------------------------------------------
Undistributed net investment income                   6,344
===========================================================
                                                $50,357,775
___________________________________________________________
===========================================================

NET ASSETS:

Series I                                        $48,133,569
___________________________________________________________
===========================================================
Series II                                       $ 2,224,206
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                         48,132,225
___________________________________________________________
===========================================================
Series II                                         2,224,124
___________________________________________________________
===========================================================
Series I
  Net asset value per share                     $      1.00
___________________________________________________________
===========================================================
Series II
  Net asset value per share                     $      1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                         $1,132,390
===========================================================

EXPENSES:

Advisory fees                                        94,588
-----------------------------------------------------------
Administrative services fees                         69,311
-----------------------------------------------------------
Custodian fees                                        1,791
-----------------------------------------------------------
Distribution Fees -- Series II                        3,282
-----------------------------------------------------------
Transfer agent fees                                   3,038
-----------------------------------------------------------
Trustees' and officer's fees and benefits             8,133
-----------------------------------------------------------
Professional services fees                           24,907
-----------------------------------------------------------
Other                                                10,327
===========================================================
    Total expenses                                  215,377
===========================================================
Net investment income                               917,013
===========================================================
Net increase in net assets resulting from
  operations                                     $  917,013
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,       DECEMBER 31,
                                                                 2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   917,013     $  1,334,306
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (869,641)      (1,235,959)
--------------------------------------------------------------------------------------------
  Series II                                                       (47,372)         (98,347)
============================================================================================
  Decrease in net assets resulting from distributions            (917,013)      (1,334,306)
============================================================================================
Share transactions-net:
  Series I                                                      3,211,022       (9,084,618)
--------------------------------------------------------------------------------------------
  Series II                                                      (855,411)      (2,996,593)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         2,355,611      (12,081,211)
============================================================================================
    Net increase (decrease) in net assets                       2,355,611      (12,081,211)
============================================================================================

NET ASSETS:

  Beginning of period                                          48,002,164       60,083,375
============================================================================================
  End of period (including undistributed net investment
    income of $6,344 and $6,344, respectively)                $50,357,775     $ 48,002,164
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for

                           AIM V.I. MONEY MARKET FUND
     collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.40%
-------------------------------------------------------------------
Over $250 million                                             0.35%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $44,516 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $3,038.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $3,282.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

                           AIM V.I. MONEY MARKET FUND

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,852 for services to rendered by Kramer, Levin, Naaftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended June 30, 2006.


    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 6--SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30,                    DECEMBER 31,
                                                                       2006(a)                         2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     17,091,870    $17,091,870     55,383,109    $ 55,383,109
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                       485,276        485,276     10,356,640      10,356,640
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        869,590        869,590      1,235,959       1,235,959
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                        47,372         47,372         98,347          98,347
=======================================================================================================================
Reacquired:
  Series I                                                    (14,750,438)   (14,750,438)   (65,703,686)    (65,703,686)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                    (1,388,059)    (1,388,059)   (13,451,580)    (13,451,580)
=======================================================================================================================
                                                                2,355,611    $ 2,355,611    (12,081,211)   $(12,081,211)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 85% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 7--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                           AIM V.I. MONEY MARKET FUND

NOTE 8--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2006           2005       2004       2003        2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00         $  1.00    $  1.00    $  1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                          0.02            0.02       0.01       0.01        0.01        0.04
=================================================================================================================================
Less dividends from net investment income                     (0.02)          (0.02)     (0.01)     (0.01)      (0.01)      (0.04)
=================================================================================================================================
Net asset value, end of period                              $  1.00         $  1.00    $  1.00    $  1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                1.94%           2.51%      0.69%      0.58%       1.19%       3.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $48,134         $44,923    $54,008    $77,505    $119,536    $128,277
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        0.90%(b)        0.82%      0.75%      0.66%       0.67%       0.64%
=================================================================================================================================
Ratio of net investment income to average net assets           3.89%(b)        2.46%      0.67%      0.59%       1.18%       3.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $45,038,065.

                                                                                      SERIES II
                                                     ----------------------------------------------------------------------------
                                                                                                                DECEMBER 16, 2001
                                                     SIX MONTHS                                                    (DATE SALES
                                                       ENDED                 YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                      JUNE 30,        --------------------------------------      DECEMBER 31,
                                                        2006           2005      2004       2003       2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 1.00         $ 1.00    $  1.00    $  1.00    $ 1.00         $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02           0.02      0.004      0.003      0.01           0.001
=================================================================================================================================
Less dividends from net investment income               (0.02)         (0.02)    (0.004)    (0.003)    (0.01)         (0.001)
=================================================================================================================================
Net asset value, end of period                         $ 1.00         $ 1.00    $  1.00    $  1.00    $ 1.00         $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                          1.81%          2.26%      0.44%      0.33%     0.93%           0.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $2,224         $3,080    $ 6,076    $ 2,382    $7,831         $   997
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.15%(b)       1.07%      1.00%      0.91%     0.92%           0.89%(c)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 3.64%(b)       2.21%      0.42%      0.34%     0.93%           3.11%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $2,647,731.
(c)  Annualized.

NOTE 9--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at

                           AIM V.I. MONEY MARKET FUND
the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. MONEY MARKET FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary
Mark H. Williamson                 and Chief Legal Officer                      CUSTODIAN
                                                                                The Bank of New York
                                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President, Treasurer                     Brooklyn, NY 11217-1431
                                   and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                           AIM V.I. MONEY MARKET FUND

                                                       AIM V.I. REAL ESTATE FUND
                                Semiannual Report to Shareholders o June 30,2006


  EFFECTIVE JULY 3, 2006, AFTER THE CLOSE OF THE REPORTING PERIOD, AIM V.I. REAL
                       ESTATE FUND WAS RENAMED AIM V.I. GLOBAL REAL ESTATE FUND.





                   AIM V.I. REAL ESTATE FUND seeks to achieve high total return.


         Effective July 3, 2006, after the close of the reporting period, and in connection with the name change to AIM V.I. Global Real Estate Fund, the Fund seeks to achieve high total return through growth of capital and current income.





          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               MARKET CONDITIONS AND YOUR FUND

                                                                                          During the first four months of 2006,
PERFORMANCE SUMMARY                                                                       equity markets generated positive
                                             ========================================     returns. However, in May and June, the
We are pleased to report that AIM V.I.       FUND VS. INDEXES                             equity markets retreated as investors
Real Estate Fund outperformed all of its                                                  were concerned about persistently high
benchmark indexes and once again             CUMULATIVE TOTAL RETURNS,                    energy prices and rising interest rates
provided shareholders with positive          12/31/05-6/30/06, EXCLUDING VARIABLE         and the potential impact of both on
returns during the reporting period. The     PRODUCT ISSUER CHARGES.                      economic growth and inflation. During
Real Estate Investment Trust (REIT)          IF VARIABLE PRODUCT ISSUER CHARGES WERE      the reporting period, the U.S. Federal
market outperformed the broad market         INCLUDED, RETURNS WOULD BE LOWER.            Reserve Board (the Fed) continued its
index (S&P 500 Index) as real estate was                                                  tightening policy, raising the key
among the top performing markets for the     Series I Shares                   13.91%     federal funds target rate to 5.25%.
period. Favorable security selection
within the office and apartment sector       Series II Shares                  13.82         The REIT market was among the top
contributed most to the Fund's                                                            performing markets for the reporting
performance.                                 Standard & Poor's Composite Index            period, easily outpacing the broad
                                             of 500 Stocks (S&P 500 Index)                market as measured by the S&P 500 Index.
     Your Fund's long-term performance       (Broad Market Index)               2.71      REIT performance was positive during the
appears on page 4.                                                                        first quarter of 2006 but retreated in
                                             Morgan Stanley Capital International         April and May. The market rebounded in
                                             (MSCI) U.S. REIT Index                       June to end the period with solid
                                             (Style-Specific Index)            13.47      performance. The group's favorable
                                                                                          relative performance was driven by a
                                             Lipper Real Estate Fund Index                number of recurring themes, including
                                             (Peer Group Index)                11.49      ongoing REIT privatization activity;
                                                                                          improving real estate operating
                                             SOURCE: LIPPER INC., BLOOMBERG L.P.          fundamentals; inclusion of two large-cap
                                                                                          REIT names into the S&P 500 Index and
                                             ========================================     growing demand for stable,
                                                                                          income-producing assets and real estate
=====================================================================================     in general.

HOW WE INVEST                                o Attractive valuations relative to peer        Stock selection within the office
                                             investment alternatives.                     sector contributed the most to Fund
Your Fund holds primarily real                                                            performance. Our top contributor was SL
estate-oriented securities. We focus on         We attempt to control risk by             Green Realty Corp., which owns and
public companies whose value is driven       diversifying property types and              operates a portfolio of commercial
by tangible assets. Our goal is to           geographic location as well as limiting      office properties in Midtown Manhattan.
create a Fund focused on total return        the size of any one holding.                 SL Green Realty Corp. shares
that will perform at or above index
levels with a comparable level of risk.         We will consider selling a holding
We use a fundamentals-driven investment      when:
process, including property market cycle
analysis, property evaluation and            o Relative valuation falls below desired
management review to identify securities     levels.
with:
                                             o Risk/return relationships change
o Quality underlying properties.             significantly.

o Solid management teams.                    o Company fundamentals change (property
                                             type, geography or management changes).

                                             o A more attractive investment
                                             opportunity is identified.


========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 HOLDINGS*                             TOTAL NET ASSETS         $122.7 MILLION
                                                                                          TOTAL NUMBER OF HOLDINGS*            62
By property type                              1. Simon Property Group, Inc.      6.1%

Office                               23.6%    2. Vornado Realty Trust            5.4

Retail                               20.2     3. Host Hotels & Resorts Inc.      5.1

Diversified                          14.9     4. Equity Residential              4.7

Hotels                               11.0     5. Developers Diversified Realty
                                                  Corp.                          3.3
Residential                          12.6
                                              6. Equity Office Properties Trust  3.3
Industrials                          4.2
                                              7. SL Green Realty Corp.           3.0
Money Market Funds
Plus Other Assets Less Liabilities   13.5     8. Hilton Hotels Corp.             2.9

                                              9. ProLogis                        2.8

                                             10. Land Securities Group PLC
                                                 (United Kingdom)                2.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)

increased after the REIT announced plans     IN CLOSING                                               JOE V. RODRIGUEZ, JR.,
to sell some of its properties in New                                                     [RODRIGUEZ  Director of Securities
York City. Shares of another office          We were encouraged by the resiliency of         PHOTO]   Management, INVESCO Real
REIT, Chicago-based TRIZEC PROPERTIES,       the REIT market during the period. We                    Estate, is lead manager of
rose on news of its potential                believe REIT prices largely reflected        AIM V.I. Real Estate Fund. He oversees
acquisition by BROOKFIELD PROPERTIES         fair levels relative to the value of         all phases of the unit including
CORP. Once complete, the commercial          their underlying holdings. Although REIT     securities research and administration.
property deal could create one of North      prices increased, we believe occupancy       Mr. Rodriguez began his investment
America's largest office landlords.          and rental rates have supported that         career in 1983 and joined INVESCO in
                                             growth and that REIT fundamentals            1990. He has served on the editorial
   Also during the period, our positions     continued to improve. We believe future      boards of the National Association of
within the residential sector                improvement in share prices may be           Real Estate Investment Trusts (NAREIT)
contributed positively to Fund               dependent on the strength of gross           as well as the Institutional Real Estate
performance. ARCHSTONE-SMITH TRUST, a        domestic product expansion and its           Securities Newsletter. Mr. Rodriguez
company engaged in the development and       subsequent positive influence on real        earned his B.B.A. in economics and
operation of apartment communities in        estate fundamentals. Also important will     finance as well as his M.B.A. in finance
the United States, shares increased on       be investor sentiment toward the             from Baylor University
recent news of plans to expand into          interaction of economic growth against
Germany through the acquisition of           the backdrop of the Fed interest rate                    MARK D. BLACKBURN,
DEUTSCHE WOHNANLAGE. Select apartment        policy.                                      [BLACKBURN  Chartered Financial Analyst,
REITs also performed well, particularly                                                     PHOTO]    Director of Investments,
those that focused their operations in          We appreciate your continued                          INVESCO Real Estate, is
coastal, high barrier-to-entry markets.      participation in AIM V.I. Real Estate        manager of AIM V.I. Real Estate Fund. He
Apartment operating fundamentals have        Fund.                                        joined INVESCO in 1998 and has
improved as condo conversions reduce                                                      approximately 19 years of experience in
supply and landlords have gained modest      THE VIEWS AND OPINIONS EXPRESSED IN          institutional investing and risk
degrees of pricing power.                    MANAGEMENT'S DISCUSSION OF FUND              management. Mr. Blackburn earned a B.S.
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,     in accounting from Louisiana State
   Despite positive performance by the       INC. THESE VIEWS AND OPINIONS ARE            University and an M.B.A. from Southern
REIT market during the period, a few         SUBJECT TO CHANGE AT ANY TIME BASED ON       Methodist University. He is a certified
holdings detracted from our performance.     FACTORS SUCH AS MARKET AND ECONOMIC          public accountant.
U-STORE IT TRUST, a REIT that engages in     CONDITIONS. THESE VIEWS AND OPINIONS MAY
the development and operation of             NOT BE RELIED UPON AS INVESTMENT ADVICE                  JAMES COWEN, portfolio
self-storage facilities in the U.S.,         OR RECOMMENDATIONS, OR AS AN OFFER FOR A       [COWEN    manager, INVESCO Real
detracted the most from performance on       PARTICULAR SECURITY. THE INFORMATION IS        PHOTO]    Estate, is manager of AIM
news of a surprise fourth-quarter 2005       NOT A COMPLETE ANALYSIS OF EVERY ASPECT                  V.I. Real Estate Fund. He
loss. We sold our position during the        OF ANY MARKET, COUNTRY, INDUSTRY,            joined INVESCO in 2001. He has eight
reporting period. Another detractor from     SECURITY OR THE FUND. STATEMENTS OF FACT     years of real estate experience. Mr.
performance was GENERAL GROWTH               ARE FROM SOURCES CONSIDERED RELIABLE,        Cowen earned a B.A. in town and country
PROPERTIES, a REIT that operates in          BUT A I M ADVISORS, INC. MAKES NO            planning from The University of
retail regional malls and master planned     REPRESENTATION OR WARRANTY AS TO THEIR       Manchester and a master of philosophy
communities. Shares of General Growth        COMPLETENESS OR ACCURACY. ALTHOUGH           degree from the University of Cambridge.
Properties fell due to an over reaction      HISTORICAL PERFORMANCE IS NO GUARANTEE
to its relatively small community            OF FUTURE RESULTS, THESE INSIGHTS MAY                    JAMES W. TROWBRIDGE,
development business and its variable        HELP YOU UNDERSTAND OUR INVESTMENT           [TROWBRIDGE portfolio manager, INVESCO
interest rate exposure. We do not            MANAGEMENT PHILOSOPHY.                          PHOTO]   Real Estate, is manager of
believe that the U.S. consumer will                                                                   AIM V.I. Real Estate Fund.
materially alter their long-term retail                                                   Mr. Trowbridge joined INVESCO Real
spending habits and interest rate                                                         Estate in 1989. With 31 years of real
increases by the Fed may soon come to a                                                   estate investment experience for major
halt. We have trimmed our position in                                                     institutional investors, Mr. Trowbridge
General Growth Properties because of the     ========================================     is responsible for integrating his
current interest rate environment, but                                                    knowledge into INVESCO's publicly traded
have not altered our long-term view of       EFFECTIVE JULY 3, 2006, AIM V.I. REAL        REIT investments. Mr. Trowbridge earned
management's ability to add value.           ESTATE FUND CHANGED ITS NAME TO AIM V.I.     his B.S. in finance from Indiana
                                             GLOBAL REAL ESTATE FUND. IN CONNECTION       University.
   During the reporting period, there        WITH THIS NAME CHANGE, THE FUND'S
were no major changes to the portfolio       INVESTMENT OBJECTIVE CHANGED TO HIGH                     PING YING WANG, Chartered
or strategy. We remained well                TOTAL RETURN THROUGH GROWTH OF CAPITAL         [WANG     Financial Analyst, portfolio
diversified both by property type and        AND CURRENT INCOME.                            PHOTO]    manager, INVESCO Real
geographic location.                                                                                  Estate, is manager of AIM
                                             ========================================     V.I. Real Estate Fund. She has nine
                                                                                          years of real estate experience. She
                                                                                          earned a B.S. in international finance
                                             FOR A DISCUSSION OF THE RISKS OF             from the People's University of China
                                             INVESTING IN YOUR FUND, INDEXES USED IN      and a Ph.D. in finance from The
                                             THIS REPORT AND YOUR FUND'S LONG-TERM        University of Texas at Dallas.
                                             PERFORMANCE, PLEASE TURN TO PAGE 4.
                                                                                          Assisted by the Real Estate Team

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)


YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS                 SERIES I AND II SHARE CLASSES WILL           NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                             DIFFER PRIMARILY DUE TO DIFFERENT CLASS      PRODUCT VALUES. THEY DO NOT REFLECT
As of 6/30/06                                EXPENSES.                                    SALES CHARGES, EXPENSES AND FEES
                                                                                          ASSESSED IN CONNECTION WITH A VARIABLE
SERIES I SHARES                                 THE PERFORMANCE DATA QUOTED REPRESENT     PRODUCT. SALES CHARGES, EXPENSES AND
Inception (3/31/98)               13.43%     PAST PERFORMANCE AND CANNOT GUARANTEE        FEES, WHICH ARE DETERMINED BY THE
  5 Years                         21.03      COMPARABLE FUTURE RESULTS; CURRENT           VARIABLE PRODUCT ISSUERS, WILL VARY AND
  1 Year                          23.42      PERFORMANCE MAY BE LOWER OR HIGHER.          WILL LOWER THE TOTAL RETURN.
                                             PLEASE CONTACT YOUR VARIABLE PRODUCT
SERIES II SHARES                             ISSUER OR FINANCIAL ADVISOR FOR THE MOST        PER NASD REQUIREMENTS, THE MOST
Inception                         13.16%     RECENT MONTH-END VARIABLE PRODUCT            RECENT MONTH-END PERFORMANCE DATA AT THE
  5 Years                         20.75      PERFORMANCE. PERFORMANCE FIGURES REFLECT     FUND LEVEL, EXCLUDING VARIABLE PRODUCT
  1 Year                          23.13      FUND EXPENSES, REINVESTED DISTRIBUTIONS      CHARGES, IS AVAILABLE ON THIS AIM
                                             AND CHANGES IN NET ASSET VALUE.              AUTOMATED INFORMATION LINE,
========================================     INVESTMENT RETURN AND PRINCIPAL VALUE        866-702-4402. AS MENTIONED ABOVE, FOR
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A        THE MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES' INCEPTION DATE IS          GAIN OR LOSS WHEN YOU SELL SHARES.           INCLUDING VARIABLE PRODUCT CHARGES,
APRIL 30, 2004. RETURNS SINCE THAT DATE                                                   PLEASE CONTACT YOUR VARIABLE PRODUCT
ARE HISTORICAL. ALL OTHER RETURNS ARE           AIM V.I. REAL ESTATE FUND, A SERIES       ISSUER OR FINANCIAL ADVISOR.
THE BLENDED RETURNS OF THE HISTORICAL        PORTFOLIO OF AIM VARIABLE INSURANCE
PERFORMANCE OF SERIES II SHARES SINCE        FUNDS, IS CURRENTLY OFFERED THROUGH             HAD THE ADVISOR NOT WAIVED FEES
THEIR INCEPTION AND THE RESTATED             INSURANCE COMPANIES ISSUING VARIABLE         AND/OR REIMBURSED EXPENSES, PERFORMANCE
HISTORICAL PERFORMANCE OF SERIES I           PRODUCTS. YOU CANNOT PURCHASE SHARES OF      WOULD HAVE BEEN LOWER.
SHARES (FOR PERIODS PRIOR TO INCEPTION       THE FUND DIRECTLY. PERFORMANCE FIGURES
OF SERIES II SHARES) ADJUSTED TO REFLECT     GIVEN REPRESENT THE FUND AND ARE
THE RULE 12b-1 FEES APPLICABLE TO SERIES
II SHARES. THE INCEPTION DATE OF
SERIES I SHARES IS MARCH 31, 1998. THE
PERFORMANCE OF THE FUND'S



PRINCIPAL RISKS OF INVESTING IN THE FUND     and local economic conditions, changes       ABOUT INDEXES USED IN THIS REPORT
                                             in the climate for real estate,
Investing in emerging markets involves       increases in taxes, expenses and costs,      The unmanaged STANDARD & POOR'S
greater risk and potential reward than       changes in laws, casualty and                COMPOSITE INDEX OF 500 STOCKS (the S&P
investing in more established markets.       condemnation losses, rent control            500--Registered Trademark-- Index) is an
                                             limitation and increases in interest         index of common stocks frequently used
   Foreign securities have additional        rates.                                       as a general measure of U.S. stock
risks, including exchange rate changes,                                                   market performance.
political and economic developments, the        The values of the convertible
relative lack of information about these     securities will be affected by market           The MSCI U.S. REIT INDEX is a
companies, relatively low market             interest rates, and the value of the         total-return index composed of the most
liquidity and the potential lack of          underlying common stock into which these     actively traded real estate investment
strict financial and accounting controls     securities may be converted.                 trusts and is designed to be a measure
and standards.                                                                            of real estate equity performance. The
                                                The prices of securities held by the      index was developed with a base value of
   The Fund may invest a portion of its      Fund may decline in response to market       200 as of December 31, 1994. It is
assets in synthetic instruments, such as     risks, changes in interest rates,            compiled by Morgan Stanley Capital
warrants, futures, options, exchange         effective maturities and credit ratings      International.
traded funds and American Depository         of those securities.
Receipts, the value of which may not                                                         The unmanaged LIPPER REAL ESTATE FUND
correlate perfectly with the overall            If the seller of a repurchase             INDEX represents an average of the
securities market. Risks associated with     agreement in which the Fund invests          performance of the 30 largest real
synthetic instruments may include            defaults or declares bankruptcy, the         estate funds tracked by Lipper Inc., an
counter party risk and sensitivity to        Fund may experience delays in selling        independent mutual fund performance
interest rate changes and market price       the securities underlying the repurchase     monitor.
fluctuations. See the prospectus for         agreement. As a result, the Fund may
more details.                                experience losses, reduced levels of            The Fund is not managed to track the
                                             income and additional expenses.              performance of any particular index,
   Investing in a single-sector or                                                        including the indexes defined here, and
single-region mutual fund involves              The prices of initial public offering     consequently, the performance of the
greater risk and potential reward than       (IPO) securities may go up and down more     Fund may deviate significantly from the
investing in a more diversified fund.        than prices of equity securities of          performance of the indexes.
The Fund invests substantial assets in       companies with longer trading histories.
REITs that involve risks relating to         In addition, companies offering                 A direct investment cannot be made in
direct ownership in real estate,             securities in IPOs may have less             an index. Unless otherwise indicated,
including difficulties in valuing and        experienced management or limited            index results include reinvested
trading real estate, declines in value       operating histories. There can be no         dividends, and they do not reflect sales
of the properties, risks relating to         assurance that the Fund will have            charges. Performance of an index of
general                                      favorable IPO investment opportunities.      funds reflects fund expenses;
                                                                                          performance of a market index does not.

                                                                                          OTHER INFORMATION

                                                                                          The returns shown in management's
                                                                                          discussion of Fund performance are based
                                                                                          on net asset values calculated for
                                                                                          shareholder transactions. Generally
                                                                                          accepted accounting principles require
                                                                                          adjustments to be made to the net assets
                                                                                          of the Fund at period end for financial
                                                                                          reporting purposes, and as such, the net
                                                                                          asset values for shareholder
                                                                                          transactions and the returns based on
                                                                                          those net asset values may differ from
                                                                                          the net asset values and returns
                                                                                          reported in the Financial Highlights.
                                                                                          Additionally, the returns and net asset
                                                                                          values shown throughout this report are
                                                                                          at the Fund level only and do not
                                                                                          include variable product issuer charges.
                                                                                          If such charges were included, the total
                                                                                          returns would be lower.

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              5% per year before expenses, which is
                                                                                          not the Fund's actual return. The Fund's
As a shareholder of the Fund, you incur      The table below provides information         actual cumulative total returns at net
ongoing costs, including management          about actual account values and actual       asset value after expenses for the six
fees; distribution and/or service fees       expenses. You may use the information in     months ended June 30, 2006, appear in
(12b-1); and other Fund expenses. This       this table, together with the amount you     the table "Funds vs. Indexes" on page 2.
example is intended to help you              invested, to estimate the expenses that
understand your ongoing costs (in            you paid over the period. Simply divide         THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to     your account value by $1,000 (for            EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs       example, an $8,600 account value divided     ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of         result by the number in the table under      MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period        Paid During Period" to estimate the          AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.      expenses you paid on your account during     5% HYPOTHETICAL EXAMPLE WITH THE 5%
The actual and hypothetical expenses in      this period.                                 HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
the examples below do not represent the                                                   SHAREHOLDER REPORTS OF THE OTHER FUNDS.
effect of any fees or other expenses         HYPOTHETICAL EXAMPLE FOR COMPARISON
assessed in connection with a variable       PURPOSES                                        Please note that the expenses shown
product; if they did, the expenses shown                                                  in the table are meant to highlight your
would be higher while the ending account     The table below also provides                ongoing costs. Therefore, the
values shown would be lower.                 information about hypothetical account       hypothetical information is useful in
                                             values and hypothetical expenses based       comparing ongoing costs, and will not
                                             on the Fund's actual expense ratio and       help you determine the relative total
                                             an assumed rate of return of                 costs of owning different funds.

====================================================================================================================================
                                                   ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING             EXPENSES         ENDING               EXPENSES        ANNUALIZED
  SHARE          ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE         PAID DURING        EXPENSE
  CLASS            (1/1/06)           (6/30/06)(1)         PERIOD(2)      (6/30/06)              PERIOD(2)         RATIO
Series I          $1,000.00           $1,139.10             $6.15         $1,019.04               $5.81             1.16%
Series II          1,000.00            1,138.20              7.48          1,017.80                7.05             1.41


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================





Continued from page 4

   Property type classifications used in
this report are generally according to
the FTSE EPRA/NAREIT Global Real Estate
Index which is exclusively owned by the
FTSE group, the European Public Real
Estate Association (EPRA), National
Association of Real Estate Investment
Trusts (NAREIT) and Euronext Indices BV.

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        terms of the Advisory Agreement.             advisors. The Board reviewed the
Insurance Funds (the "Board") oversees                                                    advisory fee rate for the Fund under the
the management of AIM V.I. Global Real       o The performance of the Fund relative       Advisory Agreement. The Board compared
Estate Fund (formerly named "AIM V.I.        to comparable funds. The Board reviewed      effective contractual advisory fee rates
Real Estate Fund") (the "Fund") and, as      the performance of the Fund during the       at a common asset level at the end of
required by law, determines annually         past one, three and five calendar years      the past calendar year and noted that
whether to approve the continuance of        against the performance of funds advised     the Fund's rate was above the median
the Fund's advisory agreement with A I M     by other advisors with investment            rate of the funds advised by other
Advisors, Inc. ("AIM"). Based upon the       strategies comparable to those of the        advisors with investment strategies
recommendation of the Investments            Fund. The Board noted that the Fund's        comparable to those of the Fund that the
Committee of the Board, at a meeting         performance was below the median             Board reviewed. The Board noted that AIM
held on June 27, 2006, the Board,            performance of such comparable funds for     has agreed to waive advisory fees of the
including all of the independent             the one and five year periods and above      Fund and to limit the Fund's total
trustees, approved the continuance of        such median performance for the three        operating expenses, as discussed below.
the advisory agreement (the "Advisory        year period. The Board also noted that       Based on this review, the Board
Agreement") between the Fund and AIM for     AIM began serving as investment advisor      concluded that the advisory fee rate for
another year, effective July 1, 2006.        to the Fund in April 2004. Based on this     the Fund under the Advisory Agreement
                                             review and after taking account of all       was fair and reasonable.
   The Board considered the factors          of the other factors that the Board
discussed below in evaluating the            considered in determining whether to         o Expense limitations and fee waivers.
fairness and reasonableness of the           continue the Advisory Agreement for the      The Board noted that AIM has
Advisory Agreement at the meeting on         Fund, the Board concluded that no            contractually agreed to waive advisory
June 27, 2006 and as part of the Board's     changes should be made to the Fund and       fees of the Fund through April 30, 2008
ongoing oversight of the Fund. In their      that it was not necessary to change the      to the extent necessary so that the
deliberations, the Board and the             Fund's portfolio management team at this     advisory fees payable by the Fund do not
independent trustees did not identify        time. Although the independent written       exceed a specified maximum advisory fee
any particular factor that was               evaluation of the Fund's Senior Officer      rate, which maximum rate includes
controlling, and each trustee attributed     (discussed below) only considered Fund       breakpoints and is based on net asset
different weights to the various             performance through the most recent          levels. The Board considered the
factors.                                     calendar year, the Board also reviewed       contractual nature of this fee waiver
                                             more recent Fund performance, which did      and noted that it remains in effect
   One responsibility of the independent     not change their conclusions.                until April 30, 2008. The Board also
Senior Officer of the Fund is to manage                                                   noted that AIM has contractually agreed
the process by which the Fund's proposed     o The performance of the Fund relative       to waive fees and/or limit expenses of
management fees are negotiated to ensure     to indices. The Board reviewed the           the Fund through April 30, 2008 so that
that they are negotiated in a manner         performance of the Fund during the past      total annual operating expenses are
which is at arms' length and reasonable.     one, three and five calendar years           limited to a specified percentage of
To that end, the Senior Officer must         against the performance of the Lipper        average daily net assets for each class
either supervise a competitive bidding       Variable Underlying Fund Real Estate         of the Fund. The Board considered the
process or prepare an independent            Index. The Board noted that the Fund's       contractual nature of this fee
written evaluation. The Senior Officer       performance in such periods was              waiver/expense limitation and noted it
has recommended an independent written       comparable to the performance of such        remains in effect until April 30, 2008.
evaluation in lieu of a competitive          Index. The Board also noted that AIM         The Board considered the effect these
bidding process and, upon the direction      began serving as investment advisor to       fee waivers/expense reimbursements would
of the Board, has prepared such an           the Fund in April 2004. Based on this        have on the Fund's estimated expenses
independent written evaluation. Such         review and after taking account of all       and concluded that the levels of fee
written evaluation also considered           of the other factors that the Board          waivers/expense reimbursements for the
certain of the factors discussed below.      considered in determining whether to         Fund were fair and reasonable.
In addition, as discussed below, the         continue the Advisory Agreement for the
Senior Officer made a recommendation to      Fund, the Board concluded that no            o Breakpoints and economies of scale.
the Board in connection with such            changes should be made to the Fund and       The Board reviewed the structure of the
written evaluation.                          that it was not necessary to change the      Fund's advisory fee under the Advisory
                                             Fund's portfolio management team at this     Agreement, noting that it does not
   The discussion below serves as a          time. Although the independent written       include any breakpoints. The Board
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      considered whether it would be
independent written evaluation and           (discussed below) only considered Fund       appropriate to add advisory fee
recommendation to the Board in               performance through the most recent          breakpoints for the Fund or whether, due
connection therewith, as well as a           calendar year, the Board also reviewed       to the nature of the Fund and the
discussion of the material factors and       more recent Fund performance, which did      advisory fee structures of comparable
the conclusions with respect thereto         not change their conclusions.                funds, it was reasonable to structure
that formed the basis for the Board's                                                     the advisory fee without breakpoints.
approval of the Advisory Agreement.          o Meetings with the Fund's portfolio         Based on this review, the Board
After consideration of all of the            managers and investment personnel. With      concluded that it was not necessary to
factors below and based on its informed      respect to the Fund, the Board is            add advisory fee breakpoints to the
business judgment, the Board determined      meeting periodically with such Fund's        Fund's advisory fee schedule. The Board
that the Advisory Agreement is in the        portfolio managers and/or other              reviewed the level of the Fund's
best interests of the Fund and its           investment personnel and believes that       advisory fees, and noted that such fees,
shareholders and that the compensation       such individuals are competent and able      as a percentage of the Fund's net
to AIM under the Advisory Agreement is       to continue to carry out their               assets, would remain constant under the
fair and reasonable and would have been      responsibilities under the Advisory          Advisory Agreement because the Advisory
obtained through arm's length                Agreement.                                   Agreement does not include any
negotiations.                                                                             breakpoints. The Board noted that AIM
                                             o Overall performance of AIM. The Board      has contractually agreed to waive
   Unless otherwise stated, information      considered the overall performance of        advisory fees of the Fund through April
presented below is as of June 27, 2006       AIM in providing investment advisory and     30, 2008 to the extent necessary so that
and does not reflect any changes that        portfolio administrative services to the     the advisory fees payable by the Fund do
may have occurred since June 27, 2006,       Fund and concluded that such performance     not exceed a specified maximum advisory
including but not limited to changes to      was satisfactory.                            fee rate, which maximum rate includes
the Fund's performance, advisory fees,                                                    breakpoints and is based on net asset
expense limitations and/or fee waivers.      o Fees relative to those of client of        levels. The Board concluded that the
                                             AIM with comparable investment               Fund's fee levels under the Advisory
o The nature and extent of the advisory      strategies. The Board reviewed the           Agreement therefore would not reflect
services to be provided by AIM. The          effective advisory fee rate (before          economies of scale, although the
Board reviewed the services to be            waivers) for the Fund under the Advisory     advisory fee waiver reflects economies
provided by AIM under the Advisory           Agreement. The Board noted that this         of scale.
Agreement. Based on such review, the         rate was (i) the same as the effective
Board concluded that the range of            advisory fee rate (before waivers) for       o Investments in affiliated money market
services to be provided by AIM under the     one mutual fund advised by AIM with          funds. The Board also took into account
Advisory Agreement was appropriate and       investment strategies comparable to          the fact that uninvested cash and cash
that AIM currently is providing services     those of the Fund and above the              collateral from securities lending
in accordance with the terms of the          effective advisory fee rate (before          arrangements, if any (collectively,
Advisory Agreement.                          waivers) for a second mutual fund            "cash balances") of the Fund may be
                                             advised by AIM with investment               invested in money market funds advised
o The quality of services to be provided     strategies comparable to those of the        by AIM pursuant to the terms of an SEC
by AIM. The Board reviewed the               Fund; and (ii) above the effective           exemptive order. The Board found that
credentials and experience of the            sub-advisory fee rate for one variable       the Fund may realize certain benefits
officers and employees of AIM who will       insurance fund sub-advised by an AIM         upon investing cash balances in AIM
provide investment advisory services to      affiliate and offered to insurance           advised money market funds, including a
the Fund. In reviewing the                   company separate accounts with               higher net return, increased liquidity,
qualifications of AIM to provide             investment strategies comparable to          increased diversification or decreased
investment advisory services, the Board      those of the Fund. The Board noted that      transaction costs. The Board also found
considered such issues as AIM's              AIM has agreed to waive advisory fees of     that the Fund will not receive reduced
portfolio and product review process,        the Fund and to limit the Fund's total       services if it invests its cash balances
various back office support functions        operating expenses, as discussed below.      in such money market funds. The Board
provided by AIM and AIM's equity and         Based on this review, the Board              noted that, to the extent the Fund
fixed income trading operations. Based       concluded that the advisory fee rate for     invests uninvested cash in affiliated
on the review of these and other             the Fund under the Advisory Agreement        money market funds, AIM has voluntarily
factors, the Board concluded that the        was fair and reasonable.                     agreed to waive a portion of the
quality of services to be provided by                                                     advisory fees it receives from the Fund
AIM was appropriate and that AIM             o Fees relative to those of comparable       attributable to such investment. The
currently is providing satisfactory          funds with other                             Board further
services in accordance with the


                                                                                                                         (continued)

AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006,
AIM V.I. GLOBAL REAL ESTATE FUND)

determined that the proposed securities      Funds in the areas of investment             the Board also reviewed more recent Fund
lending program and related procedures       performance, product line                    performance, which did not change their
with respect to the lending Fund is in       diversification, distribution, fund          conclusions.
the best interests of the lending Fund       operations, shareholder services and
and its respective shareholders. The         compliance. The Board concluded that         o The performance of the Fund relative
Board therefore concluded that the           these steps taken by AIM have improved,      to indices. The Board reviewed the
investment of cash collateral received       and are likely to continue to improve,       performance of the Fund during the past
in connection with the securities            the quality and efficiency of the            one, three and five calendar years
lending program in the money market          services AIM and its affiliates provide      against the performance of the Lipper
funds according to the procedures is in      to the Fund in each of these areas, and      Variable Underlying Fund Real Estate
the best interests of the lending Fund       support the Board's approval of the          Index. The Board noted that the Fund's
and its respective shareholders.             continuance of the Advisory Agreement        performance in such periods was
                                             for the Fund.                                comparable to the performance of such
o Independent written evaluation and                                                      Index. The Board also noted that AIM
recommendations of the Fund's Senior         APPROVAL OF SUB-ADVISORY AGREEMENT           began serving as investment advisor to
Officer. The Board noted that, upon                                                       the Fund in April 2004. Based on this
their direction, the Senior Officer of       The Board oversees the management of the     review and after taking account of all
the Fund, who is independent of AIM and      Fund and, as required by law, determines     of the other factors that the Board
AIM's affiliates, had prepared an            annually whether to approve the              considered in determining whether to
independent written evaluation in order      continuance of the Fund's sub-advisory       continue the Advisory Agreement for the
to assist the Board in determining the       agreement. Based upon the recommendation     Fund, the Board concluded that no
reasonableness of the proposed               of the Investments Committee of the          changes should be made to the Fund and
management fees of the AIM Funds,            Board, at a meeting held on June 27,         that it was not necessary to change the
including the Fund. The Board noted that     2006, the Board, including all of the        Fund's portfolio management team at this
the Senior Officer's written evaluation      independent trustees, approved the           time. Although the independent written
had been relied upon by the Board in         continuance of the sub-advisory              evaluation of the Fund's Senior Officer
this regard in lieu of a competitive         agreement (the "Sub-Advisory Agreement")     (discussed below) only considered Fund
bidding process. In determining whether      between INVESCO Institutional (N.A.),        performance through the most recent
to continue the Advisory Agreement for       Inc. (the "Sub-Advisor") and AIM with        calendar year, the Board also reviewed
the Fund, the Board considered the           respect to the Fund for another year,        more recent Fund performance, which did
Senior Officer's written evaluation and      effective July 1, 2006.                      not change their conclusions.
the recommendation made by the Senior
Officer to the Board that the Board             The Board considered the factors          o Meetings with the Fund's portfolio
consider whether the advisory fee            discussed below in evaluating the            managers and investment personnel. The
waivers for certain equity AIM Funds,        fairness and reasonableness of the           Board is meeting periodically with the
including the Fund, should be                Sub-Advisory Agreement at the meeting on     Fund's portfolio managers and/or other
simplified. The Board concluded that it      June 27, 2006 and as part of the Board's     investment personnel and believes that
would be advisable to consider this          ongoing oversight of the Fund. In their      such individuals are competent and able
issue and reach a decision prior to the      deliberations, the Board and the             to continue to carry out their
expiration date of such advisory fee         independent trustees did not identify        responsibilities under the Sub-Advisory
waivers.                                     any particular factor that was               Agreement.
                                             controlling, and each trustee attributed
o Profitability of AIM and its               different weights to the various             o Overall performance of the
affiliates. The Board reviewed               factors.                                     Sub-Advisor. The Board considered the
information concerning the profitability                                                  overall performance of the Sub-Advisor
of AIM's (and its affiliates')                  The discussion below serves as a          in providing investment advisory
investment advisory and other activities     discussion of the material factors and       services to the Fund and concluded that
and its financial condition. The Board       the conclusions with respect thereto         such performance was satisfactory.
considered the overall profitability of      that formed the basis for the Board's
AIM, as well as the profitability of AIM     approval of the Sub-Advisory Agreement.      o Fees relative to those of clients of
in connection with managing the Fund.        After consideration of all of the            the Sub-Advisor with comparable
The Board noted that AIM's operations        factors below and based on its informed      investment strategies. The Board
remain profitable, although increased        business judgment, the Board determined      reviewed the sub-advisory fee rate for
expenses in recent years have reduced        that the Sub-Advisory Agreement is in        the Fund under the Sub-Advisory
AIM's profitability. Based on the review     the best interests of the Fund and its       Agreement and the sub-advisory fees paid
of the profitability of AIM's and its        shareholders and that the compensation       thereunder. The Board noted that this
affiliates' investment advisory and          to the Sub-Advisor under the                 rate was (i) the same as the
other activities and its financial           Sub-Advisory Agreement is fair and           sub-advisory fee rate for one mutual
condition, the Board concluded that the      reasonable.                                  fund sub-advised by the Sub-Advisor with
compensation to be paid by the Fund to                                                    investment strategies comparable to
AIM under its Advisory Agreement was not        Unless otherwise stated, information      those of the Fund and comparable to the
excessive.                                   presented below is as of June 27, 2006       sub-advisory fee rate for a second
                                             and does not reflect any changes that        mutual fund sub-advised by the
o Benefits of soft dollars to AIM. The       may have occurred since June 27, 2006,       Sub-Advisor with investment strategies
Board considered the benefits realized       including but not limited to changes to      comparable to those of the Fund; and
by AIM as a result of brokerage              the Fund's performance.                      (ii) below the sub-advisory fee rate for
transactions executed through "soft                                                       one variable insurance fund sub-advised
dollar" arrangements. Under these            o The nature and extent of the advisory      by the Sub-Advisor and offered to
arrangements, brokerage commissions paid     services to be provided by the               insurance company separate accounts with
by the Fund and/or other funds advised       Sub-Advisor. The Board reviewed the          investment strategies comparable to
by AIM are used to pay for research and      services to be provided by the               those of the Fund. The Board noted that
execution services. This research may be     Sub-Advisor under the Sub-Advisory           AIM has agreed to waive advisory fees of
used by AIM in making investment             Agreement. Based on such review, the         the Fund. The Board also considered the
decisions for the Fund. The Board            Board concluded that the range of            services to be provided by the
concluded that such arrangements were        services to be provided by the               Sub-Advisor pursuant to the Sub-Advisory
appropriate.                                 Sub-Advisor under the Sub-Advisory           Agreement and the services to be
                                             Agreement was appropriate and that the       provided by AIM pursuant to the Advisory
o AIM's financial soundness in light of      Sub-Advisor currently is providing           Agreement, as well as the allocation of
the Fund's needs. The Board considered       services in accordance with the terms of     fees between AIM and the Sub-Advisor
whether AIM is financially sound and has     the Sub-Advisory Agreement.                  pursuant to the Sub-Advisory Agreement.
the resources necessary to perform its                                                    The Board noted that the sub-advisory
obligations under the Advisory               o The quality of services to be              fees have no direct effect on the Fund
Agreement, and concluded that AIM has        provided by the Sub-Advisor. The Board       or its shareholders, as they are paid by
the financial resources necessary to         reviewed the credentials and experience      AIM to the Sub-Advisor, and that AIM and
fulfill its obligations under the            of the officers and employees of the         the Sub-Advisor are affiliates. Based on
Advisory Agreement.                          Sub-Advisor who will provide investment      this review, the Board concluded that
                                             advisory services to the Fund. Based on      the sub-advisory fee rate under the
o Historical relationship between the        the review of these and other factors,       Sub-Advisory Agreement was fair and
Fund and AIM. In determining whether to      the Board concluded that the quality of      reasonable.
continue the Advisory Agreement for the      services to be provided by the
Fund, the Board also considered the          Sub-Advisor was appropriate, and that        o Profitability of AIM and its
prior relationship between AIM and the       the Sub-Advisor currently is providing       affiliates. The Board reviewed
Fund, as well as the Board's knowledge       satisfactory services in accordance with     information concerning the profitability
of AIM's operations, and concluded that      the terms of the Sub-Advisory Agreement.     of AIM's (and its affiliates')
it was beneficial to maintain the                                                         investment advisory and other activities
current relationship, in part, because       o The performance of the Fund relative       and its financial condition. The Board
of such knowledge. The Board also            to comparable funds. The Board reviewed      considered the overall profitability of
reviewed the general nature of the           the performance of the Fund during the       AIM, as well as the profitability of AIM
non-investment advisory services             past one, three and five calendar years      in connection with managing the Fund.
currently performed by AIM and its           against the performance of funds advised     The Board noted that AIM's operations
affiliates, such as administrative,          by other advisors with investment            remain profitable, although increased
transfer agency and distribution             strategies comparable to those of the        expenses in recent years have reduced
services, and the fees received by AIM       Fund. The Board noted that the Fund's        AIM's profitability. Based on the review
and its affiliates for performing such       performance was below the median             of the profitability of AIM's and its
services. In addition to reviewing such      performance of such comparable funds for     affiliates' investment advisory and
services, the trustees also considered       the one and five year periods and above      other activities and its financial
the organizational structure employed by     such median performance for the three        condition, the Board concluded that the
AIM and its affiliates to provide those      year period. The Board also noted that       compensation to be paid by the Fund to
services. Based on the review of these       AIM began serving as investment advisor      AIM under its Advisory Agreement was not
and other factors, the Board concluded       to the Fund in April 2004. Based on this     excessive.
that AIM and its affiliates were             review and after taking account of all
qualified to continue to provide             of the other factors that the Board          o The Sub-Advisor's financial soundness
non-investment advisory services to the      considered in determining whether to         in light of the Fund's needs. The Board
Fund, including administrative, transfer     continue the Advisory Agreement for the      considered whether the Sub-Advisor is
agency and distribution services, and        Fund, the Board concluded that no            financially sound and has the resources
that AIM and its affiliates currently        changes should be made to the Fund and       necessary to perform its obligations
are providing satisfactory                   that it was not necessary to change the      under the Sub-Advisory Agreement, and
non-investment advisory services.            Fund's portfolio management team at this     concluded that the Sub-Advisor has the
                                             time. Although the independent written       financial resources necessary to fulfill
o Other factors and current trends. The      evaluation of the Fund's Senior Officer      its obligations under the Sub-Advisory
Board considered the steps that AIM and      (discussed below) only considered Fund       Agreement.
its affiliates have taken over the last      performance through the most recent
several years, and continue to take, in      calendar year,
order to improve the quality and
efficiency of the services they provide
to the

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-66.07%

DIVERSIFIED-4.79%

Colonial Properties Trust                         22,000   $  1,086,800
-----------------------------------------------------------------------
Public Storage, Inc.                              36,700      2,785,530
-----------------------------------------------------------------------
Ventas, Inc.                                      59,300      2,009,084
=======================================================================
                                                              5,881,414
=======================================================================

HOTELS-11.01%

DiamondRock Hospitality Co.                       38,100        564,261
-----------------------------------------------------------------------
Hilton Hotels Corp.                              127,700      3,611,356
-----------------------------------------------------------------------
Host Hotels & Resorts Inc.                       286,389      6,263,327
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         50,700      3,059,238
=======================================================================
                                                             13,498,182
=======================================================================

INDUSTRIALS-3.58%

AMB Property Corp.                                18,400        930,120
-----------------------------------------------------------------------
ProLogis                                          66,314      3,456,286
=======================================================================
                                                              4,386,406
=======================================================================

OFFICE-19.59%

Alexandria Real Estate Equities, Inc.              5,400        478,872
-----------------------------------------------------------------------
Boston Properties, Inc.                           27,800      2,513,120
-----------------------------------------------------------------------
Brandywine Realty Trust                           56,721      1,824,715
-----------------------------------------------------------------------
Equity Office Properties Trust                   109,500      3,997,845
-----------------------------------------------------------------------
Reckson Associates Realty Corp.                   64,400      2,664,872
-----------------------------------------------------------------------
SL Green Realty Corp.                             34,000      3,721,980
-----------------------------------------------------------------------
Trizec Properties, Inc.                           75,700      2,168,048
-----------------------------------------------------------------------
Vornado Realty Trust                              68,200      6,652,910
=======================================================================
                                                             24,022,362
=======================================================================

RESIDENTIAL-11.28%

Archstone-Smith Trust                             43,300      2,202,671
-----------------------------------------------------------------------
AvalonBay Communities, Inc.                       10,400      1,150,448
-----------------------------------------------------------------------
Camden Property Trust                             20,500      1,507,775
-----------------------------------------------------------------------
Equity Residential                               127,400      5,698,602
-----------------------------------------------------------------------
Essex Property Trust, Inc.                        24,300      2,713,338
-----------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           10,000        557,500
=======================================================================
                                                             13,830,334
=======================================================================

RETAIL-15.82%

CBL & Associates Properties, Inc.                 17,400        677,382
-----------------------------------------------------------------------
Developers Diversified Realty Corp.               77,600      4,049,168
-----------------------------------------------------------------------
Federal Realty Investment Trust                   15,600      1,092,000
-----------------------------------------------------------------------
General Growth Properties, Inc.                   35,400      1,595,124
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------

RETAIL-(CONTINUED)

Kimco Realty Corp.                                31,500   $  1,149,435
-----------------------------------------------------------------------
Macerich Co. (The)                                25,800      1,811,160
-----------------------------------------------------------------------
Regency Centers Corp.                             25,700      1,597,255
-----------------------------------------------------------------------
Simon Property Group, Inc.                        89,600      7,431,424
=======================================================================
                                                             19,402,948
=======================================================================
    Total Domestic Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $59,096,571)                           81,021,646
=======================================================================

FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-20.41%

AUSTRALIA-5.36%

CFS Retail Property Trust (Retail)               926,200      1,280,162
-----------------------------------------------------------------------
GPT Group (Diversified)(a)                       426,500      1,376,329
-----------------------------------------------------------------------
Stockland (Diversified)(a)                       528,400      2,758,606
-----------------------------------------------------------------------
Westfield Group (Retail)(a)                       89,600      1,153,309
=======================================================================
                                                              6,568,406
=======================================================================

CANADA-0.71%

Boardwalk Real Estate Investment Trust
  (Residential)                                   33,500        769,753
-----------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                         7,300        106,266
=======================================================================
                                                                876,019
=======================================================================

FINLAND-0.36%

Citycon Oyj (Retail)(a)                           96,300        444,420
=======================================================================

FRANCE-0.36%

Unibail (Diversified)                              2,500        435,904
=======================================================================

HONG KONG-4.70%

China Overseas Land & Investment Ltd.
  (Office)(a)                                    868,000        527,722
-----------------------------------------------------------------------
China Overseas Land & Investment Ltd.-Wts.,
  expiring 07/18/07 (Office)(b)(c)               108,500          3,143
-----------------------------------------------------------------------
Great Eagle Holdings Ltd. (Office)(a)            157,000        537,411
-----------------------------------------------------------------------
Hang Lung Properties Ltd. (Retail)(a)            122,000        219,011
-----------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(a)          621,000      2,277,065
-----------------------------------------------------------------------
Hysan Development Co. Ltd. (Diversified)(a)      400,000      1,133,630
-----------------------------------------------------------------------
Sino Land Co. Ltd. (Diversified)(a)              374,000        596,827
-----------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)(a)     46,000        468,945
=======================================================================
                                                              5,763,754
=======================================================================

JAPAN-1.08%

AEON Mall Co., Ltd. (Retail)                       3,900        163,941
-----------------------------------------------------------------------
Diamond City Co., Ltd (Retail)(a)                  4,200        166,707
-----------------------------------------------------------------------

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)


                                                SHARES        VALUE
-----------------------------------------------------------------------
JAPAN-(CONTINUED)

Sumitomo Realty & Development Co., Ltd.
  (Diversified)(a)                                 7,000   $    173,457
-----------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Diversified)(a)         76,000        819,179
=======================================================================
                                                              1,323,284
=======================================================================

SINGAPORE-1.31%

Ascendas Real Estate Investment Trust
  (Industrials)                                  115,000        139,491
-----------------------------------------------------------------------
Capitacommercial Trust (Office)                  135,900        142,520
-----------------------------------------------------------------------
Capitaland Ltd. (Residential)(a)                 126,000        359,322
-----------------------------------------------------------------------
CapitaMall Trust (Retail)                        293,000        392,419
-----------------------------------------------------------------------
Keppel Land Ltd. (Office)(a)                     143,000        363,790
-----------------------------------------------------------------------
Macquarie MEAG Prime REIT (Diversified)          365,000        210,989
=======================================================================
                                                              1,608,531
=======================================================================

UNITED KINGDOM-6.53%

British Land Co. PLC (Diversified)                64,900      1,515,847
-----------------------------------------------------------------------
Brixton PLC (Industrials)(a)                      61,600        545,146
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Capital & Regional PLC (Retail)                   81,100   $  1,517,030
-----------------------------------------------------------------------
Derwent Valley Holdings PLC (Office)              38,600      1,119,285
-----------------------------------------------------------------------
Land Securities Group PLC (Diversified)           99,900      3,314,326
=======================================================================
                                                              8,011,634
=======================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $24,625,857)                           25,031,952
=======================================================================

MONEY MARKET FUNDS-9.60%

Liquid Assets Portfolio-Institutional
  Class(d)                                     5,884,129      5,884,129
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       5,884,128      5,884,128
=======================================================================
    Total Money Market Funds (Cost
      $11,768,257)                                           11,768,257
=======================================================================
TOTAL INVESTMENTS-96.08% (Cost $95,490,685)                 117,821,855
=======================================================================
OTHER ASSETS LESS LIABILITIES-3.92%                           4,806,429
=======================================================================
NET ASSETS-100.00%                                         $122,628,284
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust
Wts.  - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $13,920,876, which represented 11.35% of the Fund's Net Assets. See Note 1A.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 0.00% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security acquired through a corporate action.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $83,722,428)         $106,053,598
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,768,257)                               11,768,257
=============================================================
    Total investments (cost $95,490,685)          117,821,855
=============================================================
Receivables for:
  Investments sold                                  4,221,565
-------------------------------------------------------------
  Fund shares sold                                    699,320
-------------------------------------------------------------
  Dividends                                           536,132
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                  8,240
=============================================================
    Total assets                                  123,287,112
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               445,246
-------------------------------------------------------------
  Fund shares reacquired                               67,554
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              10,455
-------------------------------------------------------------
Accrued administrative services fees                   85,611
-------------------------------------------------------------
Accrued distribution fees--Series II                       68
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                122
-------------------------------------------------------------
Accrued transfer agent fees                             1,715
-------------------------------------------------------------
Accrued operating expenses                             48,057
=============================================================
    Total liabilities                                 658,828
=============================================================
Net assets applicable to shares outstanding      $122,628,284
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 80,344,858
-------------------------------------------------------------
Undistributed net investment income                 2,186,931
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                17,761,472
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                22,335,023
=============================================================
                                                 $122,628,284
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $122,484,405
_____________________________________________________________
=============================================================
Series II                                        $    143,879
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            5,105,081
_____________________________________________________________
=============================================================
Series II                                               6,023
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      23.99
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      23.89
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $28,966)                                       $ 1,086,595
------------------------------------------------------------
Dividends from affiliated money market funds         105,405
============================================================
    Total investment income                        1,192,000
============================================================

EXPENSES:

Advisory fees                                        499,175
------------------------------------------------------------
Administrative services fees                         149,040
------------------------------------------------------------
Custodian fees                                        17,702
------------------------------------------------------------
Distribution fees--Series II                             122
------------------------------------------------------------
Transfer agent fees                                    7,592
------------------------------------------------------------
Trustees' and officer's fees and benefits              8,580
------------------------------------------------------------
Other                                                 42,350
============================================================
    Total expenses                                   724,561
============================================================
Less: Fees waived and expense offset
  arrangement                                        (84,369)
============================================================
    Net expenses                                     640,192
============================================================
Net investment income                                551,808
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                           11,551,621
------------------------------------------------------------
  Foreign currencies                                  17,240
============================================================
                                                  11,568,861
============================================================
Change in net unrealized appreciation of:
  Investment securities                            2,077,796
------------------------------------------------------------
  Foreign currencies                                   3,884
============================================================
                                                   2,081,680
============================================================
Net gain from investment securities and foreign
  currencies                                      13,650,541
============================================================
Net increase in net assets resulting from
  operations                                     $14,202,349
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    551,808     $  1,645,886
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  11,568,861        6,325,916
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            2,081,680        3,518,916
=============================================================================================
    Net increase in net assets resulting from operations        14,202,349       11,490,718
=============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --       (1,018,056)
---------------------------------------------------------------------------------------------
  Series II                                                             --             (468)
=============================================================================================
    Total distributions from net investment income                      --       (1,018,524)
=============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                              --       (2,594,476)
---------------------------------------------------------------------------------------------
  Series II                                                             --           (1,222)
=============================================================================================
    Total distributions from net realized gains                         --       (2,595,698)
=============================================================================================
    Decrease in net assets resulting from distributions                 --       (3,614,222)
=============================================================================================
Share transactions-net:
  Series I                                                       8,316,820       12,711,422
---------------------------------------------------------------------------------------------
  Series II                                                         70,277           46,237
=============================================================================================
    Net increase in net assets resulting from share
     transactions                                                8,387,097       12,757,659
=============================================================================================
    Net increase in net assets                                  22,589,446       20,634,155
=============================================================================================

NET ASSETS:

  Beginning of period                                          100,038,838       79,404,683
=============================================================================================
  End of period (including undistributed net investment
    income of $2,186,931 and $1,635,123, respectively)        $122,628,284     $100,038,838
_____________________________________________________________________________________________
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Real Estate Fund (effective July 3, 2006, AIM V.I. Global Real Estate
Fund) (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve high total return.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)
     day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Through April 30, 2008, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Next $250 million                                               0.74%
---------------------------------------------------------------------
Next $500 million                                               0.73%
---------------------------------------------------------------------
Next $1.5 billion                                               0.72%
---------------------------------------------------------------------
Next $2.5 billion                                               0.71%
---------------------------------------------------------------------
Next $2.5 billion                                               0.70%
---------------------------------------------------------------------
Next $2.5 billion                                               0.69%
---------------------------------------------------------------------
Over $10 billion                                                0.68%
 ____________________________________________________________________
=====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

    For the six months ended June 30, 2006, AIM waived fees of $83,584.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $124,246 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $7,592.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $122.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS, INVESCO and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                   CHANGE IN
                                                                   UNREALIZED                                  REALIZED
                 VALUE          PURCHASES         PROCEEDS        APPRECIATION        VALUE       DIVIDEND       GAIN
FUND            12/31/05         AT COST         FROM SALES      (DEPRECIATION)     06/30/06       INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid
  Assets
  Portfolio-
  Institutional
  Class        $       --      $ 5,884,129      $         --         $   --        $5,884,129     $  2,401      $   --
-----------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class         5,533,127       29,143,577       (28,792,576)            --         5,884,128      103,004          --
=======================================================================================================================
  Total        $5,533,127      $35,027,706      $(28,792,576)        $   --        $11,768,257    $105,405      $   --
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30 ,2006 the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $785.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,941 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $50,924,170 and $51,870,263, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $22,644,261
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (390,896)
===============================================================================
Net unrealized appreciation of investment securities               $22,253,365
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $95,568,490.

NOTE 9--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              -------------------------    --------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,079,714    $ 24,961,779     2,014,083    $ 39,818,911
---------------------------------------------------------------------------------------------------------------------
  Series II                                                       3,210          73,338         2,307          48,084
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --              --       171,210       3,612,532
---------------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --            81           1,690
=====================================================================================================================
Reacquired:
  Series I                                                     (722,424)    (16,644,959)   (1,587,102)    (30,720,021)
---------------------------------------------------------------------------------------------------------------------
  Series II                                                        (136)         (3,061)         (172)         (3,537)
=====================================================================================================================
                                                                360,364    $  8,387,097       600,407    $ 12,757,659
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are seven entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 78% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                              -------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        --------------------------------------------------
                                                                 2006           2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  21.06        $ 19.13    $ 14.34    $ 10.49    $  9.97    $10.15
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.11(a)        0.38(a)    0.32(a)    0.20       0.14      0.20
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    2.82           2.34       4.92       3.87       0.50     (0.28)
=================================================================================================================================
    Total from investment operations                               2.93           2.72       5.24       4.07       0.64     (0.08)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                               --          (0.22)     (0.14)     (0.22)     (0.12)    (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.57)     (0.31)        --         --        --
=================================================================================================================================
    Total distributions                                              --          (0.79)     (0.45)     (0.22)     (0.12)    (0.10)
=================================================================================================================================
Net asset value, end of period                                 $  23.99        $ 21.06    $ 19.13    $ 14.34    $ 10.49    $ 9.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   13.91%         14.24%     36.58%     38.82%      6.37%    (0.76)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $122,484        $99,977    $79,391    $26,087    $12,869    $4,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.16%(c)       1.21%      1.31%      1.35%      1.36%     1.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.31%(c)       1.36%      1.42%      1.62%      1.89%     2.70%
=================================================================================================================================
Ratio of net investment income to average net assets               1.00%(c)       1.91%      1.96%      3.02%      4.53%     4.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                           48%            51%        34%       126%       191%      163%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $111,749,148.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $20.98            $19.12           $13.96
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.08              0.34             0.20
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.83              2.31             5.41
=============================================================================================================
    Total from investment operations                              2.91              2.65             5.61
=============================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.22)           (0.14)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.57)           (0.31)
=============================================================================================================
    Total distributions                                             --             (0.79)           (0.45)
=============================================================================================================
Net asset value, end of period                                  $23.89            $20.98           $19.12
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  13.87%            13.85%           40.23%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  144            $   62           $   14
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.41%(c)          1.45%            1.45%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.56%(c)          1.61%            1.66%(d)
=============================================================================================================
Ratio of net investment income to average net assets              0.75%(c)          1.67%            1.82%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          48%               51%              34%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $98,027.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary
Mark H. Williamson                 and Chief Legal Officer                      CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                   and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                INVESCO Realty Advisors Division
                                                                                Three Galleria Tower
                                                                                Suite 500
                                                                                13155 Noel Road
                                                                                Dallas, TX 75240

 AIM V.I. REAL ESTATE FUND (EFFECTIVE JULY 3, 2006, AIM V.I. GLOBAL REAL ESTATE
                                     FUND)

                                                  AIM V.I. SMALL CAP EQUITY FUND
                                Semiannual Report to Shareholders o June 30,2006


AIM V.I. SMALL CAP EQUITY FUND seeks to provide long-term growth of capital.


         UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,2006,AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington,D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2006,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

                                                          [AIM INVESTMENTS LOGO]
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE   --Registered Trademark--

AIM V.I. SMALL CAP EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                   analysis to make sure there are no signs
OF FUND PERFORMANCE                                                                       of stock deterioration. This also serves
                                                                                          as a risk management measure that helps us
=======================================================================================   confirm our high conviction candidates.

PERFORMANCE SUMMARY                                                                          We consider selling or trimming a stock
                                             ==========================================   when:
For the six months ended June 30,2006, AIM
V.I. Small Cap Equity Fund had positive      FUND VS. INDEXES                             o The company's fundamental business
returns and, excluding variable product                                                   prospects deteriorate.
issuer charges, outperformed the broad       CUMULATIVE TOTAL RETURNS 12/31/05-6/30/06,
market, as measured by the S&P 500 Index,    EXCLUDING VARIABLE PRODUCT ISSUER CHARGES.   o A stock reaches its target price.
and the Fund's style-specific index, the     IF VARIABLE PRODUCT ISSUER CHARGES WERE
Russell 2000 Index.                          INCLUDED, RETURNS WOULD BE LOWER             o The company's technical profile
                                                                                          deteriorates.
   Solid stock selection and relatively      Series I Shares                      9.88%
strong performance by small-cap stocks                                                    MARKET CONDITIONS AND YOUR FUND
enabled the Fund to outperform the           Series II Shares                     9.69
large-cap-oriented S&P 500 Index. Stock                                                   After posting strong performance during
selection across sectors also enabled the    Standard & Poor's Composite Index            the first four months of 2006, domestic
Fund to outperform the Russell 2000 Index.   of 500 Stocks (The S&P 500)                  equities retreated over the last two
                                             (Broad Market Index)                 2.71    months and the reporting period largely
   Your Fund's long-term performance                                                      due to concerns about the sustainability
appears on page 4.                           Russell 2000 Index                           of corporate profits and fears that
                                             (Style-Specific Index)               8.21    inflation might lead the U.S. Federal
                                                                                          Reserve Board to continue raising interest
                                             Lipper Small-Cap Core Fund Index             rates. While small-cap stocks were the
                                             (Peer Group Index)                   6.30    hardest hit in May and June, they
                                                                                          outperformed large- and mid-cap stocks
                                             SOURCE: LIPPER INC.                          during the reporting period. Positive
                                                                                          performance was broad among the Russell
                                             ==========================================   2000 Index's economic sectors, with the
                                                                                          best returns found in the materials,
=======================================================================================   telecommunication services and energy
                                                                                          sectors.
HOW WE INVEST                                   STOCK SELECTION: We select stocks based
                                             on an analysis of individual companies.         The Fund benefited from positive
We focus on small-cap companies with         Our three-step selection process includes    absolute performance in all 10 economic
visible and long-term growth                                                              sectors, with the highest positive impact
opportunities, as demonstrated by            1. Fundamental analysis. Building            on performance coming from holdings in the
consistent and accelerating earnings         financial models and conducting in-depth     financials, industrials and energy
growth. Our investment philosophy            interviews with company management.          sectors. On a relative basis, the Fund
involves:                                                                                 outperformed the Russell 2000 Index in
                                             2. Valuation analysis. Identifying           seven out of 10 sectors, with the widest
   PORTFOLIO CONSTRUCTION: We align the      attractively valued stocks given their       margin of outperformance in the consumer
Fund with the S&P 600 Index, the benchmark   growth potential over a one- to two-year     discretionary, financials and energy
we believe represents the small-cap-core     horizon.                                     sectors.
asset class. We seek to control risk by
keeping the Fund's sector weightings in      3. Technical analysis. Identifying the
line with the benchmark by staying fully     "timeliness" of a stock purchase. We
diversified in all those sectors.            review trading volume characteristics and
                                             trend

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
Industrials                          21.6%    1. Regional Banks                    5.9%    1. Oceaneering International, Inc.   1.5%
Financials                           17.7     2. Property & Casualty Insurance     3.9     2. Genlyte Group Inc. (The)          1.3
Information Technology               14.7     3. Industrial Machinery              3.7     3. Transactions Systems
Health Care                          13.2     4. Oil & Gas Exploration &                      Architects, Inc.                  1.3
Consumer Discretionary                9.8         Production                       3.6     4. Wright Express Corp.              1.2
Energy                                7.2     5. Application Software              3.1     5. CyberSource Corp.                 1.1
Materials                             4.0                                                  6. Amedisys,Inc.                     1.1
Consumer Staples                      3.6                                                  7. NTELOS Holdings Corp.             1.1
Utilities                             1.7    TOTAL NET ASSETS            $68.7 MILLION     8. Penn Virginia Corp.               1.1
Telecommunication Services            1.1    TOTAL NUMBER OF HOLDINGS*             114     9. World Acceptance Corp.            1.1
Money Market Funds                                                                        10. Jones Lang LaSalle Inc.           1.1
Plus Other Assets Less Liabilities    5.4


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM V.I. SMALL CAP EQUITY FUND


   The Fund outperformed the Russell 2000    repair services. The stock price             THE VIEWS AND OPINIONS EXPRESSED IN
Index in the consumer discretionary sector   appreciated significantly during the         MANAGEMENT'S DISCUSSION OF FUND
primarily due to solid stock selection in    period as unprecedented growth in the        PERFORMANCE ARE THOSE OF A I M ADVISORS,
retailing stocks. Fund holding GYMBOREE, a   deepwater drilling markets led to strong     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
children's apparel retailer, was up more     revenue and earnings growth. FMC             TO CHANGE AT ANY TIME BASED ON FACTORS
than 50% during the reporting period as      TECHNOLOGIES, a company that also offers     SUCH AS MARKET AND ECONOMIC CONDITIONS.
the company's strategy to broaden its        underwater drilling products and services,   THESE VIEWS AND OPINIONS MAY NOT BE RELIED
assortment of merchandise led to strong      also performed well during the period.       UPON AS INVESTMENT ADVICE OR
sales growth. Other retailing holdings                                                    RECOMMENDATIONS, OR AS AN OFFER FOR A
that made key contributions included            The Fund underperformed relative to the   PARTICULAR SECURITY. THE INFORMATION IS
CHRISTOPHER & BANKS. An underweight          Russell 2000 Index in the information        NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
position in media stocks also drove          technology and materials sectors. In the     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
outperformance, as many broadcast and        information technology (IT) sector, Fund     THE FUND. STATEMENTS OF FACT ARE FROM
publishing stocks had negative returns       performance was hindered by several          SOURCES CONSIDERED RELIABLE, BUT A I M
during the period.                           software holdings, including INTERGRAPH,     ADVISORS, INC. MAKES NO REPRESENTATION OR
                                             EPICOR SOFTWARE and HYPERION SOLUTIONS.      WARRANTY AS TO THEIR COMPLETENESS OR
                                             After beginning to recover in early 2006     ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
          Oil prices reached new             following disappointing fourth quarter       IS NO GUARANTEE OF FUTURE RESULTS, THESE
          highs during the first             2005 results, the stock price of each of     INSIGHTS MAY HELP YOU UNDERSTAND OUR
            six months of 2006,              these companies began to fall when the       INVESTMENT MANAGEMENT PHILOSOPHY.
          driving the performance            small-cap market started to decline in
             of many holdings                early May.
           in the energy sector                                                                               JULIET ELLIS,
                                                In the materials sector,                        [ELLIS        Chartered Financial
                                             underperformance versus the Russell 2000           PHOTO]        Analyst, senior
   Solid stock selection in the financials   Index was largely due to an underweight                          portfolio manager, is
sector also drove outperformance relative    position in metals and mining stocks. Many                       lead manager of AIM
to the Russell 2000 Index. We had            of these stocks had strong performance       V.I. Small Cap Equity Fund. Ms. Ellis
particular success with a number of bank     during the reporting period.                 joined AIM in 2004. She previously served
stocks, including HANCOCK HOLDINGS, a                                                     as senior portfolio manager of two
leading provider of commercial and              Overall positioning of the Fund was       small-cap funds for another company and
consumer banking services along the Gulf     little changed during the period. Exposure   was responsible for the management of more
Coasts of Mississippi and Louisiana. This    was added to the industrials and health      than $2 billion in assets. Ms. Ellis began
bank has benefited from strong earnings      care sectors, and reduced in the IT and      her investment career in 1981 as a
growth as a result of increased deposits     financials sectors. All changes to the       financial consultant. She is a Cum Laude
associated with the rebuilding efforts       Fund were based on our bottom-up stock       and Phi Beta Kappa graduate of Indiana
along the Gulf Coast. Commercial real        selection process of identifying what we     University with a B.A. in economics and
estate services provider JONES LANG          consider high quality growth companies       political science.
LASALLE also made a significant              trading at what we believe are attractive
contribution to Fund performance. This       valuations.                                                      JUAN HARTSFIELD,
company delivered strong results in all                                                       [HARTSFIELD     Chartered Financial
business segments, exceeding sales and       IN CLOSING                                          PHOTO]       Analyst, portfolio
earnings expectations in the fourth                                                                           manager, is manager of
quarter of 2005 and the first quarter of     Although we are pleased to have provided                         AIM V.I. Small Cap
2006.                                        positive returns for our investors for the   Equity Fund. Prior to joining AIM in 2004,
                                             reporting period, we are always striving     he began his investment career in 2000 as
   Oil prices reached new highs during the   to improve performance and help you meet     an equity analyst and most recently served
first six months of 2006, driving the        your financial goals. We remain committed    as a portfolio manager. Mr. Hartsfield
performance of many holdings in the energy   to our investment process of focusing on     earned a B.S. in petroleum engineering
sector. Within this sector, several of the   the attractively priced stocks of            from The University of Texas and an M.B.A.
Fund's oil service holdings performed        small-cap companies with growing cash flow   from the University of Michigan.
well. The top contributor to Fund            and earnings.
performance during the reporting period                                                   Assisted by the Small Cap Core/Growth Team
was OCEANEERING INTERNATIONAL, a company        We thank you for your commitment to AIM
that provides offshore oil companies with    V.I. Small Cap Equity Fund.
underwater drilling support, construction,                                                           [RIGHT ARROW GRAPHIC]
inspection and
                                                                                          FOR A DISCUSSION OF THE RISKS OF INVESTING
                                                                                          IN YOUR FUND, INDEXES USED IN THIS REPORT
                                                                                          AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                                                                          PLEASE TURN TO PAGE 4.

AIM V.I. SMALL CAP EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   REINVESTED DISTRIBUTIONS AND CHANGES IN         PER NASD REQUIREMENTS, THE MOST RECENT
                                             NET ASSET VALUE. INVESTMENT RETURN AND       MONTH-END PERFORMANCE DATA AT THE FUND
AVERAGE ANNUAL TOTAL RETURNS                 PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES,
                                             MAY HAVE A GAIN OR LOSS WHEN YOU SELL        IS AVAILABLE ON THIS AIM AUTOMATED
As of 6/30/06                                SHARES.                                      INFORMATION LINE, 866-702-4402. AS
SERIES I SHARES                                                                           MENTIONED ABOVE, FOR THE MOST RECENT
Inception (8/29/03)                 14.81%      AIM V.I. SMALL CAP EQUITY FUND, A         MONTH-END PERFORMANCE INCLUDING VARIABLE
 1 Year                             18.41    SERIES PORTFOLIO OF AIM VARIABLE INSURANCE   PRODUCT CHARGES, PLEASE CONTACT YOUR
                                             FUNDS, IS CURRENTLY OFFERED THROUGH          VARIABLE PRODUCT ISSUER OR FINANCIAL
SERIES II SHARES                             INSURANCE COMPANIES ISSUING VARIABLE         ADVISOR.
Inception (8/29/03)                 14.60%   PRODUCTS. YOU CANNOT PURCHASE SHARES OF
 1 Year                             18.14    THE FUND DIRECTLY. PERFORMANCE FIGURES          HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             GIVEN REPRESENT THE FUND AND ARE NOT         REIMBURSED EXPENSES, PERFORMANCE WOULD
==========================================   INTENDED TO REFLECT ACTUAL VARIABLE          HAVE BEEN LOWER.
                                             PRODUCT VALUES. THEY DO NOT REFLECT SALES
THE PERFORMANCE OF THE FUND'S SERIES I AND   CHARGES, EXPENSES AND FEES ASSESSED IN
SERIES II SHARE CLASSES WILL DIFFER          CONNECTION WITH A VARIABLE PRODUCT. SALES
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   CHARGES, EXPENSES AND FEES, WHICH ARE
                                             DETERMINED BY THE VARIABLE PRODUCT
   THE PERFORMANCE DATA QUOTED REPRESENT     ISSUERS, WILL VARY AND WILL LOWER THE
PAST PERFORMANCE AND CANNOT GUARANTEE        TOTAL RETURN.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR
FINANCIAL ADVISOR FOR THE MOST RECENT
MONTH-END VARIABLE PRODUCT PERFORMANCE.
PERFORMANCE FIGURES REFLECT FUND EXPENSES,


PRINCIPAL RISKS OF INVESTING IN THE FUND     rate changes and market price                of an index of funds reflects fund
                                             fluctuations. See the prospectus for more    expenses; performance of a market index
Investing in smaller companies involves      details.                                     does not.
greater risk than investing in more
established companies, such as business         Although the Fund's return during         OTHER INFORMATION
risk, significant stock price fluctuations   certain periods was positively impacted by
and illiquidity.                             its investments in initial public            The returns shown in the management's
                                             offerings (IPOs), there can be no            discussion of Fund performance are based
   The Fund may invest up to 25% of its      assurance that the Fund will have            on net asset values calculated for
assets in the securities of non-U.S.         favorable IPO investment opportunities in    shareholder transactions. Generally
issuers. Securities of Canadian issuers      the future.                                  accepted accounting principles require
and American Depositary Receipts are not                                                  adjustments to be made to the net assets
subject to this 25% limitation.              ABOUT INDEXES USED IN THIS REPORT            of the Fund at period end for financial
International investing presents risks not                                                reporting purposes, and as such, the net
associated with investing solely in the      The unmanaged STANDARD & POOR'S COMPOSITE    asset value for shareholder transactions
United States. These include risks           INDEX OF 500 STOCKS (the S&P 500(R) Index)   and the returns based on those net asset
relating to the fluctuation in the value     is an index of common stocks frequently      values may differ from the net asset
of the U.S. dollar relative to the values    used as a general measure of U.S. stock      values and returns reported in the
of the currencies, the custody               market performance.                          Financial Highlights. Additionally, the
arrangements made for the Fund's foreign                                                  returns and net asset values shown
holdings, differences in accounting,            The unmanaged STANDARD & POOR'S           throughout this report are at the fund
political risks and the lesser degree of     COMPOSITE INDEX OF 600 STOCKS (the S&P 600   level only and do not include variable
public information required to be provided   Index) is an index of common stocks          product issuer charges. If such charges
by non-U.S. companies.                       frequently used as a general measure of      were included, the total returns would be
                                             the small company segment of the U.S.        lower.
   The Fund may invest a portion of its      stock market.
assets in synthetic instruments, such as                                                     Industry classifications used in this
warrants, futures, options, exchange            The unmanaged LIPPER SMALL-CAP CORE       report are generally according to the
traded funds and American Depositary         FUND INDEX represents an average of the      Global Industry Classification Standard,
Receipts, the value of which may not         performance of the 30 largest                which was developed by and is the
correlate perfectly with the overall         small-capitalization core funds tracked by   exclusive property and a service mark of
securities market. Risks associated with     Lipper, Inc., an independent mutual fund     Morgan Stanley Capital International Inc.
synthetic instruments may include counter    performance monitor.                         and Standard & Poor's.
party risk and sensitivity to interest
                                                The unmanaged RUSSELL 2000(R) INDEX
                                             represents the performance of the stocks
                                             of domestic small-capitalization
                                             companies.

                                                The Fund is not managed to track the
                                             performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the Fund
                                             may deviate significantly from the
                                             performance of the indexes.

                                                A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
                                             index results include reinvested
                                             dividends, and they do not reflect sales
                                             charges. Performance

AIM V.I. SMALL CAP EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              year before expenses, which is not the
                                                                                          Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur      The table below provides information about   cumulative total returns at net asset
ongoing costs, including management fees;    actual account values and actual expenses.   value after expenses for the six months
distribution and/or service fees (12b-1);    You may use the information in this table,   ended June 30, 2006, appear in the table
and other Fund expenses. This example is     together with the amount you invested, to    "Fund vs. Indexes" on page 2.
intended to help you understand your         estimate the expenses that you paid over
ongoing costs (in dollars) of investing in   the period. Simply divide your account          THE HYPOTHETICAL ACCOUNT VALUES AND
the Fund and to compare these costs with     value by $1,000 (for example, an $8,600      EXPENSES MAY NOT BE USED TO ESTIMATE THE
ongoing costs of investing in other mutual   account value divided by $1,000 = 8.6),      ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
funds. The example is based on an            then multiply the result by the number in    YOU PAID FOR THE PERIOD. YOU MAY USE THIS
investment of $1,000 invested at the         the table under the heading entitled         INFORMATION TO COMPARE THE ONGOING COSTS
beginning of the period and held for the     "Actual Expenses Paid During Period" to      OF INVESTING IN THE FUND AND OTHER FUNDS.
entire period January 1, 2006, through       estimate the expenses you paid on your       TO DO SO, COMPARE THIS 5% HYPOTHETICAL
June 30, 2006.                               account during this period.                  EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
                                                                                          THAT APPEAR IN THE SHAREHOLDER REPORTS OF
   The actual and hypothetical expenses in   HYPOTHETICAL EXAMPLE FOR COMPARISON          THE OTHER FUNDS.
the examples below do not represent the      PURPOSES
effect of any fees or other expenses                                                         Please note that the expenses shown in
assessed in connection with a variable       The table below also provides information    the table are meant to highlight your
product; if they did, the expenses shown     about hypothetical account values and        ongoing costs. Therefore, the hypothetical
would be higher while the ending account     hypothetical expenses based on the Fund's    information is useful in comparing ongoing
values shown would be lower.                 actual expense ratio and an assumed rate     costs, and will not help you determine the
                                             of return of 5% per                          relative total costs of owning different
                                                                                          funds.

====================================================================================================================================

                                                    ACTUAL                          HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING             EXPENSES            ENDING            EXPENSES        ANNUALIZED
  SHARE             ACCOUNT VALUE      ACCOUNT VALUE        PAID DURING       ACCOUNT VALUE       PAID DURING       EXPENSE
  CLASS               (1/1/06)         (6/30/06)(1)          PERIOD(2)          (6/30/06)          PERIOD(2)         RATIO
Series I             $1,000.00          $1,098.80             $5.98             $1,019.09           $5.76            1.15%
Series II             1,000.00           1,096.90              7.28              1,017.85            7.00            1.40


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. SMALL CAP EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        provided by AIM under the Advisory           Board also reviewed more recent Fund
Insurance Funds (the "Board") oversees the   Agreement. Based on such review, the Board   performance, which did not change their
management of AIM V.I. Small Cap Equity      concluded that the range of services to be   conclusions.
Fund (the "Fund") and, as required by law,   provided by AIM under the Advisory
determines annually whether to approve the   Agreement was appropriate and that AIM       o Meetings with the Fund's portfolio
continuance of the Fund's advisory           currently is providing services in           managers and investment personnel. With
agreement with A I M Advisors, Inc.          accordance with the terms of the Advisory    respect to the Fund, the Board is meeting
("AIM"). Based upon the recommendation of    Agreement.                                   periodically with such Fund's portfolio
the Investments Committee of the Board, at                                                managers and/or other investment personnel
a meeting held on June 27, 2006, the         o The quality of services to be provided     and believes that such individuals are
Board, including all of the independent      by AIM. The Board reviewed the credentials   competent and able to continue to carry
trustees, approved the continuance of the    and experience of the officers and           out their responsibilities under the
advisory agreement (the "Advisory            employees of AIM who will provide            Advisory Agreement.
Agreement") between the Fund and AIM for     investment advisory services to the Fund.
another year, effective July 1, 2006.        In reviewing the qualifications of AIM to    o Overall performance of AIM. The Board
                                             provide investment advisory services, the    considered the overall performance of AIM
    The Board considered the factors         Board considered such issues as AIM's        in providing investment advisory and
discussed below in evaluating the fairness   portfolio and product review process,        portfolio administrative services to the
and reasonableness of the Advisory           various back office support functions        Fund and concluded that such performance
Agreement at the meeting on June 27, 2006    provided by AIM and AIM's equity and fixed   was satisfactory.
and as part of the Board's ongoing           income trading operations. Based on the
oversight of the Fund. In their              review of these and other factors, the       o Fees relative to those of clients of AIM
deliberations, the Board and the             Board concluded that the quality of          with comparable investment strategies. The
independent trustees did not identify any    services to be provided by AIM was           Board reviewed the effective advisory fee
particular factor that was controlling,      appropriate and that AIM currently is        rate (before waivers) for the Fund under
and each trustee attributed different        providing satisfactory services in           the Advisory Agreement. The Board noted
weights to the various factors.              accordance with the terms of the Advisory    that this rate was (i) the same as the
                                             Agreement.                                   effective advisory fee rates (before
    One responsibility of the independent                                                 waivers) for two mutual funds advised by
Senior Officer of the Fund is to manage      o The performance of the Fund relative to    AIM with investment strategies comparable
the process by which the Fund's proposed     comparable funds. The Board reviewed the     to those of the Fund and below the
management fees are negotiated to ensure     performance of the Fund during the past      effective advisory fee rate (before
that they are negotiated in a manner which   calendar year against the performance of     waivers) for a third mutual fund advised
is at arms' length and reasonable. To that   funds advised by other advisors with         by AIM with investment strategies
end, the Senior Officer must either          investment strategies comparable to those    comparable to those of the Fund; and (ii)
supervise a competitive bidding process or   of the Fund. The Board noted that the        above the effective sub-advisory fee rate
prepare an independent written evaluation.   Fund's performance was above the median      for one Canadian mutual fund sub-advised
The Senior Officer has recommended an        performance of such comparable funds for     by an AIM affiliate with investment
independent written evaluation in lieu of    the one year period. Based on this review    strategies comparable to those of the
a competitive bidding process and, upon      and after taking account of all of the       Fund. The Board noted that AIM has agreed
the direction of the Board, has prepared     other factors that the Board considered in   to waive advisory fees of the Fund and to
such an independent written evaluation.      determining whether to continue the          limit the Fund's total operating expenses,
Such written evaluation also considered      Advisory Agreement for the Fund, the Board   as discussed below. Based on this review,
certain of the factors discussed below. In   concluded that no changes should be made     the Board concluded that the advisory fee
addition, as discussed below, the Senior     to the Fund and that it was not necessary    rate for the Fund under the Advisory
Officer made a recommendation to the Board   to change the Fund's portfolio management    Agreement was fair and reasonable.
in connection with such written              team at this time. Although the
evaluation.                                  independent written evaluation of the        o Fees relative to those of comparable
                                             Fund's Senior Officer (discussed below)      funds with other advisors. The Board
    The discussion below serves as a         only considered Fund performance through     reviewed the advisory fee rate for the
summary of the Senior Officer's              the most recent calendar year, the Board     Fund under the Advisory Agreement. The
independent written evaluation and           also reviewed more recent Fund               Board compared effective contractual
recommendation to the Board in connection    performance, which did not change their      advisory fee rates at a common asset level
therewith, as well as a discussion of the    conclusions.                                 at the end of the past calendar year and
material factors and the conclusions with                                                 noted that the Fund's rate was comparable
respect thereto that formed the basis for    o The performance of the Fund relative to    to the median rate of the funds advised by
the Board's approval of the Advisory         indices. The Board reviewed the              other advisors with investment strategies
Agreement. After consideration of all of     performance of the Fund during the past      comparable to those of the Fund that the
the factors below and based on its           calendar year against the performance of     Board reviewed. The Board noted that AIM
informed business judgment, the Board        the Lipper Variable Underlying Fund          has agreed to waive advisory fees of the
determined that the Advisory Agreement is    Small-Cap Core Index. The Board noted that   Fund and to limit the Fund's total
in the best interests of the Fund and its    the Fund's performance was above the         operating expenses, as discussed below.
shareholders and that the compensation to    performance of such Index for the one year   Based on this review, the Board concluded
AIM under the Advisory Agreement is fair     period. Based on this review and after       that the advisory fee rate for the Fund
and reasonable and would have been           taking account of all of the other factors   under the Advisory Agreement was fair and
obtained through arm's length                that the Board considered in determining     reasonable.
negotiations.                                whether to continue the Advisory Agreement
                                             for the Fund, the Board concluded that no    o Expense limitations and fee waivers. The
    Unless otherwise stated, information     changes should be made to the Fund and       Board noted that AIM has contractually
presented below is as of June 27, 2006 and   that it was not necessary to change the      agreed to waive advisory fees of the Fund
does not reflect any changes that may have   Fund's portfolio management team at this     through April 30, 2008 to the extent
occurred since June 27, 2006, including      time. Although the independent written       necessary so that the advisory fees
but not limited to changes to the Fund's     evaluation of the Fund's Senior Officer      payable by the Fund do not exceed a
performance, advisory fees, expense          (discussed below) only considered Fund       specified maximum advisory fee rate, which
limitations and/or fee waivers.              performance through the most recent          maximum rate includes breakpoints and is
                                             calendar year, the                           based on net asset levels. The Board
o The nature and extent of the advisory                                                   considered the contractual nature of this
services to be provided by AIM. The Board                                                 fee waiver and noted
reviewed the services to be
                                                                                                                         (continued)

AIM V.I.S MALL CAP EQUITY FUND


that it remains in effect until April 30,    of the advisory fees it receives from the    o AIM's financial soundness in light of
2008. The Board noted that AIM has           Fund attributable to such investment. The    the Fund's needs. The Board considered
contractually agreed to waive fees and/or    Board further determined that the proposed   whether AIM is financially sound and has
limit expenses of the Fund through April     securities lending program and related       the resources necessary to perform its
30, 2008 in an amount necessary to limit     procedures with respect to the lending       obligations under the Advisory Agreement,
total annual operating expenses to a         Fund is in the best interests of the         and concluded that AIM has the financial
specified percentage of average daily net    lending Fund and its respective              resources necessary to fulfill its
assets for each class of the Fund. The       shareholders. The Board therefore            obligations under the Advisory Agreement.
Board considered the contractual nature of   concluded that the investment of cash
this fee waiver/expense limitation and       collateral received in connection with the   o Historical relationship between the Fund
noted that it remains in effect until        securities lending program in the money      and AIM. In determining whether to
April 30, 2008. The Board considered the     market funds according to the procedures     continue the Advisory Agreement for the
effect these fee waivers/expense             is in the best interests of the lending      Fund, the Board also considered the prior
limitations would have on the Fund's         Fund and its respective shareholders.        relationship between AIM and the Fund, as
estimated expenses and concluded that the                                                 well as the Board's knowledge of AIM's
levels of fee waivers/expense limitations    o Independent written evaluation and         operations, and concluded that it was
for the Fund were fair and reasonable.       recommendations of the Fund's Senior         beneficial to maintain the current
                                             Officer. The Board noted that, upon their    relationship, in part, because of such
o Breakpoints and economies of scale. The    direction, the Senior Officer of the Fund,   knowledge. The Board also reviewed the
Board reviewed the structure of the Fund's   who is independent of AIM and AIM's          general nature of the non-investment
advisory fee under the Advisory Agreement,   affiliates, had prepared an independent      advisory services currently performed by
noting that it does not include any          written evaluation in order to assist the    AIM and its affiliates, such as
breakpoints. The Board considered whether    Board in determining the reasonableness of   administrative, transfer agency and
it would be appropriate to add advisory      the proposed management fees of the AIM      distribution services, and the fees
fee breakpoints for the Fund or whether,     Funds, including the Fund. The Board noted   received by AIM and its affiliates for
due to the nature of the Fund and the        that the Senior Officer's written            performing such services. In addition to
advisory fee structures of comparable        evaluation had been relied upon by the       reviewing such services, the trustees also
funds, it was reasonable to structure the    Board in this regard in lieu of a            considered the organizational structure
advisory fee without breakpoints. Based on   competitive bidding process. In              employed by AIM and its affiliates to
this review, the Board concluded that it     determining whether to continue the          provide those services. Based on the
was not necessary to add advisory fee        Advisory Agreement for the Fund, the Board   review of these and other factors, the
breakpoints to the Fund's advisory fee       considered the Senior Officer's written      Board concluded that AIM and its
schedule. The Board reviewed the level of    evaluation and the recommendation made by    affiliates were qualified to continue to
the Fund's advisory fees, and noted that     the Senior Officer to the Board that the     provide non-investment advisory services
such fees, as a percentage of the Fund's     Board consider whether the advisory fee      to the Fund, including administrative,
net assets, would remain constant under      waivers for certain equity AIM Funds,        transfer agency and distribution services,
the Advisory Agreement because the           including the Fund should be simplified.     and that AIM and its affiliates currently
Advisory Agreement does not include any      The Board concluded that it would be         are providing satisfactory non-investment
breakpoints. The Board noted that AIM has    advisable to consider this issue and reach   advisory services.
contractually agreed to waive advisory       a decision prior to the expiration date of
fees of the Fund through April 30, 2008 to   such advisory fee waivers.                   o Other factors and current trends. The
the extent necessary so that the advisory                                                 Board considered the steps that AIM and
fees payable by the Fund do not exceed a     o Profitability of AIM and its affiliates.   its affiliates have taken over the last
specified maximum advisory fee rate, which   The Board reviewed information concerning    several years, and continue to take, in
maximum rate includes breakpoints and is     the profitability of AIM's (and its          order to improve the quality and
based on net asset levels. The Board         affiliates') investment advisory and other   efficiency of the services they provide to
concluded that the Fund's fee levels under   activities and its financial condition.      the Funds in the areas of investment
the Advisory Agreement therefore would not   The Board considered the overall             performance, product line diversification,
reflect economies of scale, although the     profitability of AIM, as well as the         distribution, fund operations, shareholder
advisory fee waiver reflects economies of    profitability of AIM in connection with      services and compliance. The Board
scale.                                       managing the Fund. The Board noted that      concluded that these steps taken by AIM
                                             AIM's operations remain profitable,          have improved, and are likely to continue
o Investments in affiliated money market     although increased expenses in recent        to improve, the quality and efficiency of
funds. The Board also took into account      years have reduced AIM's profitability.      the services AIM and its affiliates
the fact that uninvested cash and cash       Based on the review of the profitability     provide to the Fund in each of these
collateral from securities lending           of AIM's and its affiliates' investment      areas, and support the Board's approval of
arrangements, if any (collectively, "cash    advisory and other activities and its        the continuance of the Advisory Agreement
balances") of the Fund may be invested in    financial condition, the Board concluded     for the Fund.
money market funds advised by AIM pursuant   that the compensation to be paid by the
to the terms of an SEC exemptive order.      Fund to AIM under its Advisory Agreement
The Board found that the Fund may realize    was not excessive.
certain benefits upon investing cash
balances in AIM advised money market         o Benefits of soft dollars to AIM. The
funds, including a higher net return,        Board considered the benefits realized by
increased liquidity, increased               AIM as a result of brokerage transactions
diversification or decreased transaction     executed through "soft dollar"
costs. The Board also found that the Fund    arrangements. Under these arrangements,
will not receive reduced services if it      brokerage commissions paid by the Fund
invests its cash balances in such money      and/or other funds advised by AIM are used
market funds. The Board noted that, to the   to pay for research and execution
extent the Fund invests uninvested cash in   services. This research may be used by AIM
affiliated money market funds, AIM has       in making investment decisions for the
voluntarily agreed to waive a portion        Fund. The Board concluded that such
                                             arrangements were appropriate.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                SHARES        VALUE
----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.57%

AEROSPACE & DEFENSE-0.93%

Curtiss-Wright Corp.                              20,698   $   639,154
======================================================================

AIR FREIGHT & LOGISTICS-0.74%

UTi Worldwide, Inc.                               20,241       510,680
======================================================================

APPAREL RETAIL-2.73%

Christopher & Banks Corp.                         22,371       648,759
----------------------------------------------------------------------
Gymboree Corp. (The)(a)                           19,038       661,761
----------------------------------------------------------------------
Stage Stores, Inc.                                17,086       563,838
======================================================================
                                                             1,874,358
======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.36%

Volcom, Inc.(a)                                    7,629       244,052
======================================================================

APPLICATION SOFTWARE-3.11%

Epicor Software Corp.(a)                          48,573       511,474
----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       15,210       419,796
----------------------------------------------------------------------
Intergraph Corp.(a)                               10,693       336,722
----------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)           20,809       867,527
======================================================================
                                                             2,135,519
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.82%

Affiliated Managers Group, Inc.(a)                 6,443       559,832
======================================================================

AUTOMOTIVE RETAIL-0.83%

Midas, Inc.(a)                                    31,160       573,344
======================================================================

BIOTECHNOLOGY-0.76%

Cubist Pharmaceuticals, Inc.(a)                   14,758       371,607
----------------------------------------------------------------------
CV Therapeutics, Inc.(a)                          10,857       151,672
======================================================================
                                                               523,279
======================================================================

BUILDING PRODUCTS-1.88%

Goodman Global, Inc.(a)                           38,742       588,103
----------------------------------------------------------------------
NCI Building Systems, Inc.(a)                     10,035       533,561
----------------------------------------------------------------------
Quixote Corp.                                      9,378       168,992
======================================================================
                                                             1,290,656
======================================================================

CASINOS & GAMING-0.69%

Pinnacle Entertainment, Inc.(a)                   15,506       475,259
======================================================================

CATALOG RETAIL-0.75%

PetMed Express, Inc.(a)                           46,673       512,003
======================================================================

COMMUNICATIONS EQUIPMENT-1.39%

Black Box Corp.                                   13,154       504,193
----------------------------------------------------------------------
Packeteer, Inc.(a)                                39,569       448,712
======================================================================
                                                               952,905
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-0.54%

Emulex Corp.(a)                                   22,956   $   373,494
======================================================================

CONSTRUCTION & ENGINEERING-2.13%

Infrasource Services Inc.(a)                      34,434       627,043
----------------------------------------------------------------------
URS Corp.(a)                                      14,699       617,358
----------------------------------------------------------------------
Williams Scotsman International Inc.(a)           10,022       218,881
======================================================================
                                                             1,463,282
======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.83%

Manitowoc Co., Inc. (The)                         12,807       569,912
======================================================================

CONSUMER FINANCE-1.11%

World Acceptance Corp.(a)                         21,371       759,098
======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.13%

BISYS Group, Inc. (The)(a)                        44,676       612,061
----------------------------------------------------------------------
Wright Express Corp.(a)                           29,587       850,331
======================================================================
                                                             1,462,392
======================================================================

DIVERSIFIED CHEMICALS-1.02%

FMC Corp.                                         10,885       700,885
======================================================================

DIVERSIFIED METALS & MINING-0.95%

Compass Minerals International, Inc.              26,240       654,688
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.01%

Genlyte Group Inc. (The)(a)                       12,131       878,649
----------------------------------------------------------------------
Hubbell Inc.-Class B                              10,568       503,565
======================================================================
                                                             1,382,214
======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.90%

Park Electrochemical Corp.                        24,119       621,064
======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.85%

Rollins, Inc.                                     31,435       617,383
----------------------------------------------------------------------
Waste Connections, Inc.(a)                        18,000       655,200
======================================================================
                                                             1,272,583
======================================================================

FOOD RETAIL-0.90%

Ruddick Corp.                                     25,173       616,990
======================================================================

GAS UTILITIES-1.06%

Energen Corp.                                     18,870       724,797
======================================================================

                         AIM V.I. SMALL CAP EQUITY FUND


                                                SHARES        VALUE
----------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.86%

Owens & Minor, Inc.                               20,630   $   590,018
======================================================================

HEALTH CARE EQUIPMENT-2.39%

STERIS Corp.                                      25,191       575,866
----------------------------------------------------------------------
Vital Signs, Inc.                                 13,975       692,182
----------------------------------------------------------------------
Volcano Corp.(a)                                  41,447       375,095
======================================================================
                                                             1,643,143
======================================================================

HEALTH CARE FACILITIES-1.07%

LCA-Vision Inc.                                   13,939       737,513
======================================================================

HEALTH CARE SERVICES-1.13%

Amedisys, Inc.(a)                                 20,505       777,140
======================================================================

HEALTH CARE SUPPLIES-2.03%

DJO Inc.(a)                                       19,625       722,789
----------------------------------------------------------------------
Haemonetics Corp.(a)                              14,435       671,372
======================================================================
                                                             1,394,161
======================================================================

HEALTH CARE TECHNOLOGY-1.77%

Computer Programs and Systems, Inc.               13,599       543,416
----------------------------------------------------------------------
Phase Forward Inc.(a)                             58,536       674,335
======================================================================
                                                             1,217,751
======================================================================

HOTELS, RESORTS & CRUISE LINES-0.97%

Red Lion Hotels Corp.(a)                          60,600       663,570
======================================================================

HOUSEHOLD APPLIANCES-1.03%

Snap-on Inc.                                      17,501       707,390
======================================================================

HOUSEHOLD PRODUCTS-0.76%

Central Garden & Pet Co.(a)                       12,097       520,776
======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.63%

Heidrick & Struggles International, Inc.(a)       19,539       661,200
----------------------------------------------------------------------
Kenexa Corp.(a)                                   14,292       455,200
======================================================================
                                                             1,116,400
======================================================================

INDUSTRIAL MACHINERY-3.67%

Kadant Inc.(a)                                    26,641       612,743
----------------------------------------------------------------------
Middleby Corp. (The)(a)                            8,065       698,106
----------------------------------------------------------------------
RBC Bearings Inc.(a)                              31,799       721,837
----------------------------------------------------------------------
Valmont Industries, Inc.                          10,477       487,076
======================================================================
                                                             2,519,762
======================================================================

INSURANCE BROKERS-0.84%

Hilb Rogal and Hobbs Co.                          15,555       579,735
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.12%

NTELOS Holdings Corp.(a)                          53,461       772,511
======================================================================

INTERNET SOFTWARE & SERVICES-1.63%

CyberSource Corp.(a)                              66,899       782,718
----------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                      15,323       338,792
======================================================================
                                                             1,121,510
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


INVESTMENT BANKING & BROKERAGE-0.34%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $20,000)(a)(b)(c)                   200   $     4,106
----------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)             12,199       231,903
======================================================================
                                                               236,009
======================================================================

LIFE SCIENCES TOOLS & SERVICES-1.59%

Dionex Corp.(a)                                   12,094       661,058
----------------------------------------------------------------------
ICON PLC-ADR (United Kingdom)(a)                   7,804       431,561
======================================================================
                                                             1,092,619
======================================================================

METAL & GLASS CONTAINERS-0.92%

AptarGroup, Inc.                                  12,718       630,940
======================================================================

MULTI-UTILITIES-0.59%

Avista Corp.                                      17,741       405,027
======================================================================

OFFICE REIT'S-0.95%

Alexandria Real Estate Equities, Inc.              7,318       648,960
======================================================================

OFFICE SERVICES & SUPPLIES-1.66%

Brady Corp.-Class A                               13,155       484,630
----------------------------------------------------------------------
PeopleSupport Inc.(a)                             48,506       652,891
======================================================================
                                                             1,137,521
======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.51%

FMC Technologies, Inc.(a)                         10,543       711,231
----------------------------------------------------------------------
Oceaneering International, Inc.(a)                22,076     1,012,184
======================================================================
                                                             1,723,415
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.63%

Berry Petroleum Co.-Class A                        9,249       306,604
----------------------------------------------------------------------
Comstock Resources, Inc.(a)                       23,706       707,861
----------------------------------------------------------------------
Penn Virginia Corp.                               10,871       759,666
----------------------------------------------------------------------
Warren Resources Inc.(a)                          49,849       715,832
======================================================================
                                                             2,489,963
======================================================================

OIL & GAS REFINING & MARKETING-1.09%

Alon USA Energy, Inc.                             23,678       745,147
======================================================================

PACKAGED FOODS & MEATS-1.95%

Flowers Foods, Inc.                               25,384       726,998
----------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                          25,659       612,993
======================================================================
                                                             1,339,991
======================================================================

PHARMACEUTICALS-1.52%

Aspreva Pharmaceuticals Corp. (Canada)(a)         22,351       606,606
----------------------------------------------------------------------
ViroPharma Inc.(a)                                50,678       436,845
======================================================================
                                                             1,043,451
======================================================================

                         AIM V.I. SMALL CAP EQUITY FUND


                                                SHARES        VALUE
----------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-3.92%

Assured Guaranty Ltd.                             26,580   $   674,335
----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                     17,294       670,142
----------------------------------------------------------------------
Ohio Casualty Corp.                               22,802       677,903
----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)        22,091       670,683
======================================================================
                                                             2,693,063
======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.10%

Jones Lang LaSalle Inc.                            8,628       755,381
======================================================================

REGIONAL BANKS-5.94%

Alabama National BanCorp.                          7,892       537,840
----------------------------------------------------------------------
Columbia Banking System, Inc.                     15,165       566,868
----------------------------------------------------------------------
Hancock Holding Co.                                9,948       557,088
----------------------------------------------------------------------
MB Financial, Inc.                                12,118       428,493
----------------------------------------------------------------------
Signature Bank(a)                                 14,773       478,350
----------------------------------------------------------------------
Sterling Bancshares, Inc.                         22,991       431,081
----------------------------------------------------------------------
Sterling Financial Corp.                          14,044       428,482
----------------------------------------------------------------------
United Community Banks, Inc.                      21,514       654,886
======================================================================
                                                             4,083,088
======================================================================

RESTAURANTS-2.48%

O'Charley's Inc.(a)                               39,605       673,285
----------------------------------------------------------------------
Papa John's International, Inc.(a)                17,590       583,988
----------------------------------------------------------------------
Steak n Shake Co. (The)(a)                        29,395       445,040
======================================================================
                                                             1,702,313
======================================================================

SEMICONDUCTOR EQUIPMENT-1.45%

ATMI, Inc.(a)                                     22,598       556,363
----------------------------------------------------------------------
Nextest Systems Corp.(a)                          27,196       440,847
======================================================================
                                                               997,210
======================================================================

SEMICONDUCTORS-2.68%

DSP Group, Inc.(a)                                23,621       586,982
----------------------------------------------------------------------
Hittite Microwave Corp.(a)                        15,570       563,011
----------------------------------------------------------------------
Micrel, Inc.(a)                                   45,308       453,533
----------------------------------------------------------------------
Semtech Corp.(a)                                  16,344       236,171
======================================================================
                                                             1,839,697
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


SPECIALIZED REIT'S-2.67%

Global Signal Inc.                                14,632   $   677,754
----------------------------------------------------------------------
LaSalle Hotel Properties                          15,650       724,595
----------------------------------------------------------------------
Universal Health Realty Income Trust              13,785       432,160
======================================================================
                                                             1,834,509
======================================================================

SPECIALTY CHEMICALS-1.10%

A. Schulman, Inc.                                 15,122       346,143
----------------------------------------------------------------------
H.B. Fuller Co.                                    9,470       412,608
======================================================================
                                                               758,751
======================================================================

TECHNOLOGY DISTRIBUTORS-0.89%

Agilysys, Inc.                                    34,065       613,170
======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.20%

H&E Equipment Services, Inc.(a)                   13,072       384,970
----------------------------------------------------------------------
UAP Holding Corp.                                 33,031       720,406
----------------------------------------------------------------------
Watsco, Inc.                                       6,779       405,520
======================================================================
                                                             1,510,896
======================================================================

TRUCKING-2.07%

Landstar System, Inc.                             14,468       683,323
----------------------------------------------------------------------
Marten Transport, Ltd.(a)                         34,047       740,182
======================================================================
                                                             1,423,505
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $57,991,472)                          64,958,446
======================================================================

MONEY MARKET FUNDS-5.41%

Liquid Assets Portfolio-Institutional
  Class(d)                                     1,856,776     1,856,776
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       1,856,776     1,856,776
======================================================================
    Total Money Market Funds (Cost
      $3,713,552)                                            3,713,552
======================================================================
TOTAL INVESTMENTS-99.98% (Cost $61,705,024)                 68,671,998
======================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                             15,249
======================================================================
NET ASSETS-100.00%                                         $68,687,247
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 0.01% of the Fund's Net Assets. See Note 1A.
(c)  Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.01% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $57,991,472)         $64,958,446
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,713,552)                                3,713,552
============================================================
    Total investments (cost $61,705,024)          68,671,998
============================================================
Receivables for:
  Investments sold                                   163,052
------------------------------------------------------------
  Fund shares sold                                 1,483,993
------------------------------------------------------------
  Dividends                                           39,571
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 6,480
============================================================
    Total assets                                  70,365,094
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,087,740
------------------------------------------------------------
  Fund shares reacquired                             509,173
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              7,033
------------------------------------------------------------
Accrued administrative services fees                  38,766
------------------------------------------------------------
Accrued distribution fees -- Series II                   352
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               377
------------------------------------------------------------
Accrued transfer agent fees                              427
------------------------------------------------------------
Accrued operating expenses                            33,979
============================================================
    Total liabilities                              1,677,847
============================================================
Net assets applicable to shares outstanding      $68,687,247
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $59,722,602
------------------------------------------------------------
Undistributed net investment income (loss)          (148,665)
------------------------------------------------------------
Undistributed net realized gain from investment
  securities                                       2,146,336
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       6,966,974
============================================================
                                                 $68,687,247
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $67,925,530
____________________________________________________________
============================================================
Series II                                        $   761,717
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           4,593,303
____________________________________________________________
============================================================
Series II                                             51,755
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     14.79
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     14.72
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends                                         $  190,007
------------------------------------------------------------
Dividends from affiliated money market funds          56,129
============================================================
    Total investment income                          246,136
============================================================

EXPENSES:

Advisory fees                                        236,664
------------------------------------------------------------
Administrative services fees                          93,602
------------------------------------------------------------
Custodian fees                                        11,263
------------------------------------------------------------
Distribution fees -- Series II                           923
------------------------------------------------------------
Transfer agent fees                                    2,273
------------------------------------------------------------
Trustees' and officer's fees and benefits              8,090
------------------------------------------------------------
Professional services fees                            20,660
------------------------------------------------------------
Other                                                  8,901
============================================================
    Total expenses                                   382,376
============================================================
Less: Fees waived and expense offset arrangement     (61,439)
============================================================
    Net expenses                                     320,937
============================================================
Net investment income (loss)                         (74,801)
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities
  (includes gains from securities sold to
  affiliates of $49,560)                           2,704,333
============================================================
Change in net unrealized appreciation of
  investment securities                            1,561,498
============================================================
Net gain from investment securities                4,265,831
============================================================
Net increase in net assets resulting from
  operations                                      $4,191,030
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (74,801)   $  (144,314)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  2,704,333        662,270
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  1,561,498      2,398,286
=========================================================================================
    Net increase in net assets resulting from operations        4,191,030      2,916,242
=========================================================================================
Share transactions-net:
  Series I                                                     21,048,825     13,921,136
-----------------------------------------------------------------------------------------
  Series II                                                        16,521          7,329
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              21,065,346     13,928,465
=========================================================================================
    Net increase in net assets                                 25,256,376     16,844,707
=========================================================================================

NET ASSETS:

  Beginning of period                                          43,430,871     26,586,164
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(148,665) and $(73,864), respectively)  $68,687,247    $43,430,871
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                         AIM V.I. SMALL CAP EQUITY FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets.

    Through April 30, 2008, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
 _____________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $61,124.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $68,807 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $2,273.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $923.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,164,526       $12,993,246       $(12,300,996)         $   --         $1,856,776       $27,990       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                   --         1,856,776                 --              --          1,856,776           687           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,164,526        12,460,323        (13,624,849)             --                 --        27,452           --
==================================================================================================================================
    Total         $2,329,052       $27,310,345       $(25,925,845)         $   --         $3,713,552       $56,129       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $306,329, which resulted in net realized gains of $49,560 and securities purchases of $3,499,995.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $315.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,845 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be

                         AIM V.I. SMALL CAP EQUITY FUND
compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2012                                               $492,385
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $39,178,058 and $19,146,382, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 9,123,541
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,267,877)
===============================================================================
Net unrealized appreciation of investment securities               $ 6,855,664
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $61,816,334.

NOTE 10--SHARE INFORMATION


                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                  JUNE 30, 2006(a)           DECEMBER 31, 2005
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,064,441    $30,496,556    1,778,336    $22,484,880
------------------------------------------------------------------------------------------------------------------
  Series II                                                       1,152         16,924          807         10,132
==================================================================================================================
Reacquired:
  Series I                                                     (646,716)    (9,447,731)    (688,338)    (8,563,744)
------------------------------------------------------------------------------------------------------------------
  Series II                                                         (28)          (403)        (224)        (2,803)
==================================================================================================================
                                                              1,418,849    $21,065,346    1,090,581    $13,928,465
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 96% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        SERIES I
                                                              -------------------------------------------------------------
                                                                                                           AUGUST 29, 2003
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED              DECEMBER 31,             COMMENCED) TO
                                                               JUNE 30,        ---------------------         DECEMBER 31,
                                                                 2006           2005          2004               2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.46         $ 12.45       $ 11.38            $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)       (0.06)(a)     (0.06)(a)         (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.35            1.07          1.13              1.41
===========================================================================================================================
    Total from investment operations                              1.33            1.01          1.07              1.40
===========================================================================================================================
Less distributions:
  Dividends from net investment income                              --              --         (0.00)            (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --              --            --             (0.01)
===========================================================================================================================
    Total distributions                                             --              --         (0.00)            (0.02)
===========================================================================================================================
Net asset value, end of period                                 $ 14.79         $ 13.46       $ 12.45            $11.38
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   9.88%           8.11%         9.41%            13.94%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $67,926         $42,752       $25,964            $2,231
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.15%(c)        1.22%         1.30%             1.32%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.37%(c)        1.57%         2.01%            12.86%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(c)      (0.44)%       (0.56)%           (0.44)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                          35%             70%          156%               26%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $55,402,930.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                         AIM V.I. SMALL CAP EQUITY FUND

                                                                                       SERIES II
                                                              -----------------------------------------------------------
                                                                                                         AUGUST 29, 2003
                                                              SIX MONTHS           YEAR ENDED            (DATE OPERATIONS
                                                                ENDED             DECEMBER 31,            COMMENCED) TO
                                                               JUNE 30,        -------------------         DECEMBER 31,
                                                                 2006           2005         2004              2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.41         $12.43       $11.38            $10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)(a)      (0.08)(a)    (0.08)(a)         (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.35           1.06         1.13              1.41
=========================================================================================================================
    Total from investment operations                              1.31           0.98         1.05              1.39
=========================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --        (0.00)            (0.00)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --           --             (0.01)
=========================================================================================================================
    Total distributions                                             --             --        (0.00)            (0.01)
=========================================================================================================================
Net asset value, end of period                                  $14.72         $13.41       $12.43            $11.38
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   9.77%          7.88%        9.23%            13.88%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  762         $  679       $  622            $  569
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.40%(c)       1.42%        1.45%             1.47%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.62%(c)       1.82%        2.26%            13.11%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.52)%(c)     (0.64)%      (0.71)%           (0.59)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          35%            70%         156%               26%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $744,174.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

                         AIM V.I. SMALL CAP EQUITY FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                         AIM V.I. SMALL CAP EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                         AIM V.I. SMALL CAP EQUITY FUND

                                              AIM V.I. SMALL COMPANY GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2006

                EFFECTIVE JULY 3, 2006, AFTER THE CLOSE OF THE REPORTING PERIOD, AIM V.I. SMALL COMPANY GROWTH FUND WAS RENAMED AIM V.I. SMALL CAP GROWTH FUND.







              AIM V.I. SMALL COMPANY GROWTH FUND seeks long-term capital growth.


          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               3. TECHNICAL ANALYSIS. Identifying the
======================================================================================    "timeliness" of a stock purchase. We
PERFORMANCE SUMMARY                                                                       review trading volume characteristics and
                                             =========================================    trend analysis to make sure there are no
For the six months ended June 30, 2006,      FUND VS. INDEXES                             signs of the stock deterioration. This
and excluding variable product issuer                                                     also serves as a risk management measure
charges, AIM V.I. Small Company Growth       CUMULATIVE TOTAL RETURNS                     that helps us confirm our high conviction
Fund had positive returns and                12/31/05-6/30/06, EXCLUDING VARIABLE         candidates.
outperformed the broad market index, as      PRODUCT ISSUER CHARGES. IF VARIABLE
measured by the S&P 500 Index, and the       PRODUCT ISSUER CHARGES WERE INCLUDED,           We consider selling or trimming a
Fund's style-specific index, the Russell     RETURNS WOULD BE LOWER.                      stock when:
2000 Growth Index.
                                             Series I Shares                     6.48%    o The company's fundamental business
   Solid stock selection and relatively                                                   prospects deteriorate.
strong performance by small-cap stocks       Series II Shares                    6.37
enabled the Fund to outperform the                                                        o A stock reaches its target price.
large-cap-oriented S&P 500 Index.            Standard & Poor's Composite
Favorable stock selection across sectors     Index Of 500 Stocks (S&P 500                 o The company's technical profile
also enabled the Fund to outperform the      Index) (Broad Market Index)         2.71     deteriorates.
Russell 2000 Growth Index.
                                             Russell 2000 Growth Index                    MARKET CONDITIONS AND YOUR FUND
   Your Fund's long-term performance         (Style-Specific Index)              6.07
appears on page 4.                                                                        After posting strong performance during
                                             Lipper Small-Cap Growth                      the first four months of 2006, domestic
                                             Fund Index (Peer Group Index)       4.71     equities retreated over the last two
                                                                                          months of the reporting period largely
                                             SOURCE: LIPPER INC.                          due to concerns about the sustainability
                                             =========================================    of corporate profits and fears that
                                                                                          inflation might lead the U.S. Federal
======================================================================================    Reserve Board to continue raising
                                                                                          interest rates. While small-cap stocks
HOW WE INVEST                                line with the benchmark by staying fully     were the hardest hit during this market
                                             diversified in all those sectors.            pullback, they generally outperformed
We focus on small-cap growth companies                                                    mid- and large-cap stocks during the
with visible and long-term growth               STOCK SELECTION: We select stocks         six-month reporting period. Positive
opportunities, as demonstrated by            based on an analysis of individual           performance was broad among the Russell
consistent and accelerating earnings         companies. Our three-step selection          2000 Growth Index's economic sectors,
growth. Our investment philosophy            process includes:                            with the best returns found in the
involves:                                                                                 telecommunication services, industrials,
                                             1. FUNDAMENTAL ANALYSIS. Building            consumer staples and energy sectors.
   PORTFOLIO CONSTRUCTION: We align the      financial models and conducting in-depth
Fund with the Russell 2000 Growth Index,     interviews with company management.             The Fund benefited from positive
the benchmark we believe represents the                                                   absolute performance in seven out of 10
small-cap-growth asset class. We seek to     2. VALUATION ANALYSIS. Identifying           economic sectors, with the highest
control risk by keeping the Fund's sector    attractively valued stocks given their       positive impact on performance coming
weightings in                                growth potential over a one- to two-year     from holdings in the
                                             horizon.
=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1.  Application Software             4.2%     1. SBA Communications Corp.
                                                                                              -Class A                         1.3%
Information Technology              22.4%    2.  Apparel Retail                   4.2
                                                                                           2. Regal-Beloit Corp.               1.2
Health Care                         19.0     3.  Oil & Gas Equipment &            4.2
                                                 Services                                  3. Polycom, Inc.                    1.2
Industrials                         16.7
                                             4.  Health Care Equipment            4.1      4. Euronet Worldwide, Inc.          1.2
Consumer Discretionary              14.0
                                             5.  Regional Banks                   4.0      5. WESCO International, Inc.        1.1
Energy                               9.1
                                                                                           6. Thomas & Betts Corp.             1.1
Financials                           9.0
                                             TOTAL NET ASSETS           $30.2 MILLION      7. VCA Antech, Inc.                 1.1
Consumer Staples                     3.1
                                             TOTAL NUMBER OF HOLDINGS*            134      8. Swift Transportation Co., Inc.   1.1
Telecommunication Services           2.2
                                                                                           9. FormFactor Inc.                  1.0
Materials                            2.1
                                                                                          10. Bill Barrett Corp.               1.0
Money Market Funds

Plus Other Assets Less Liabilities   2.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)

industrials, information technology and      contributions to returns included DIONEX     THE VIEWS AND OPINIONS EXPRESSED IN
energy sectors. On a relative basis, the     and DIGENE, both of which we subsequently    MANAGEMENT'S DISCUSSION OF FUND
Fund outperformed the Russell 2000 Growth    sold.                                        PERFORMANCE ARE THOSE OF A I M ADVISORS,
Index, with the widest margin of                                                          INC. THESE VIEWS AND OPINIONS ARE SUBJECT
outperformance in the industrials,              The Fund underperformed relative to       TO CHANGE AT ANY TIME BASED ON FACTORS
telecommunication services and health        the Russell 2000 Growth Index in the         SUCH AS MARKET AND ECONOMIC CONDITIONS.
care sectors.                                energy and financials sectors. In the        THESE VIEWS AND OPINIONS MAY NOT BE
                                             energy sector, an underweight position       RELIED UPON AS INVESTMENT ADVICE OR
                                             hurt the Fund's performance relative to      RECOMMENDATIONS, OR AS AN OFFER FOR A
           THE FUND BENEFITED                the Russell 2000 Growth Index as this was    PARTICULAR SECURITY. THE INFORMATION IS
            FROM STRONG STOCK                one of the top-performing areas of the       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
            SELECTION IN THE                 market. Several stocks also detracted        OF ANY MARKET, COUNTRY, INDUSTRY,
           INDUSTRIALS SECTOR                from returns, including BILL BARRETT, an     SECURITY OR THE FUND. STATEMENTS OF FACT
                                             oil and natural gas exploration and          ARE FROM SOURCES CONSIDERED RELIABLE, BUT
   The Fund benefited from strong stock      production company. The stock price of       A I M ADVISORS, INC. MAKES NO
selection in the industrials sector.         the company was negatively affected by       REPRESENTATION OR WARRANTY AS TO THEIR
Specific areas of strength included          falling natural gas prices, as the           COMPLETENESS OR ACCURACY. ALTHOUGH
capital goods and transportation             company has more than 90% of its reserves    HISTORICAL PERFORMANCE IS NO GUARANTEE OF
holdings. Within capital goods, holdings     in natural gas.                              FUTURE RESULTS, THESE INSIGHTS MAY HELP
that made significant contributions to                                                    YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
Fund performance included electrical            In the financials sector,                 PHILOSOPHY.
distributor WESCO INTERNATIONAL and          underperformance was driven by weak
construction equipment manufacturer          performance of several holdings, including                       JULIET ELLIS,
TEREX. Both companies benefited from an      NATIONAL FINANCIAL PARTNERS. National                            Chartered Financial
acceleration in non-residential              Financial Partners is a financial advisory                       Analyst, senior
construction activity and internal           and life insurance broker that                                   portfolio manager, is
programs to control costs and improve        underperformed due to concerns about                             lead manager of AIM
profit margins. We sold Terex. In the        slowing sales growth in the second half of        [ELLIS         V.I. Small Company
transportation industry, SWIFT               2006 and profit margin pressure from              PHOTO]         Growth Fund. Ms.
TRANSPORTATION, one of the largest           expansion of its lower margin wholesale                          Ellis joined AIM in
publicly held trucking companies in the      business. Other detractors included SVB                          2004. She previously
U.S., appreciated after reporting higher     FINANCIAL GROUP and GREENHILL & CO. We                           served as senior
than expected earnings. This company is      continued to own these three holdings.                           portfolio manager of
led by a new management team that                                                         two small-cap funds for another company
successfully implemented a strategy             Overall positioning of the Fund was       and was responsible for the management of
focused on improving profit margins and      little changed during the period.            more than $2 billion in assets. Ms. Ellis
earnings growth.                             Exposure was added to the health care,       began her investment career in 1981 as a
                                             energy, consumer discretionary and           financial consultant. She is a Cum Laude
   Solid stock selection in the              consumer staples sectors. These purchases    and Phi Beta Kappa graduate of Indiana
telecommunication services sector also       were funded by reducing exposure to the      University with a B.A. in economics and
drove outperformance versus the Russell      industrials and materials sectors. All       political science.
2000 Growth Index. Fund holding SBA          changes to the Fund were based on our
COMMUNICATIONS made a significant            bottom-up stock selection process of                             JUAN HARTSFIELD,
contribution to Fund performance. This       identifying what we consider high quality                        Chartered Financial
company is an independent owner and          growth companies trading at what we                              Analyst, portfolio
operator of wireless communications towers   believe are attractive valuations.                               manager, is manager
in the eastern third of the U.S. The stock                                                                    of AIM V.I. Small
price increased after the company reported   IN CLOSING                                      [HARTSFIELD      Company Growth Fund.
growth in revenue and earnings due to                                                           PHOTO]        Prior to joining AIM
strong leasing demand from wireless          Although we are pleased to have provided                         in 2004, he began his
service providers.                           positive returns for our investors for                           investment career in
                                             the reporting period, we are always                              2000 as an equity
   In the health care sector, the Fund       striving to improve performance and help                         analyst and most
benefited from an underweight position       you meet your financial goals. We remain                         recently served as a
relative to the Russell 2000 Growth Index    committed to our investment process of       portfolio manager. Mr. Hartsfield earned a
as many health care stocks struggled         focusing on attractively priced stocks of    B.S. in petroleum engineering from The
during the period. Additionally, stock       small-cap growth companies with growing      University of Texas and an M.B.A. from the
selection in the pharmaceuticals and         cash flow and earnings.                      University of Michigan.
biotechnology industries contributed to
performance. Holdings that made key             We thank you for your commitment to       Assisted by the Small Company Growth/Core
                                             AIM V.I. Small Company Growth Fund.          Team


                                                                                                  [RIGHT ARROW GRAPHIC]


                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                          THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                          PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 AND SERIES II SHARE CLASSES WILL DIFFER      SHARES OF THE FUND DIRECTLY. PERFORMANCE
As of 6/30/06                                PRIMARILY DUE TO DIFFERENT CLASS             FIGURES GIVEN REPRESENT THE FUND AND ARE
                                             EXPENSES.                                    NOT INTENDED TO REFLECT ACTUAL VARIABLE
SERIES I SHARES                                                                           PRODUCT VALUES. THEY DO NOT REFLECT SALES
Inception (8/22/97)                 6.79%       THE PERFORMANCE DATA QUOTED REPRESENT     CHARGES, EXPENSES AND FEES ASSESSED IN
 5 Years                            0.76     PAST PERFORMANCE AND CANNOT GUARANTEE        CONNECTION WITH A VARIABLE PRODUCT. SALES
 1 Year                            13.33     COMPARABLE FUTURE RESULTS; CURRENT           CHARGES, EXPENSES AND FEES, WHICH ARE
                                             PERFORMANCE MAY BE LOWER OR HIGHER.          DETERMINED BY THE VARIABLE PRODUCT
SERIES II SHARES                             PLEASE CONTACT YOUR VARIABLE PRODUCT         ISSUERS, WILL VARY AND WILL LOWER THE
Inception                           6.54%    ISSUER OR FINANCIAL ADVISOR FOR THE MOST     TOTAL RETURN.
 5 Years                            0.53     RECENT MONTH-END VARIABLE PRODUCT
 1 Year                            13.09     PERFORMANCE. PERFORMANCE FIGURES REFLECT        PER NASD REQUIREMENTS, THE MOST RECENT
=========================================    FUND EXPENSES, REINVESTED DISTRIBUTIONS      MONTH-END PERFORMANCE DATA AT THE FUND
                                             AND CHANGES IN NET ASSET VALUE.              LEVEL, EXCLUDING VARIABLE PRODUCT
SERIES II SHARES' INCEPTION DATE IS APRIL    INVESTMENT RETURN AND PRINCIPAL VALUE        CHARGES, IS AVAILABLE ON THIS AIM
30, 2004. RETURNS SINCE THAT DATE ARE        WILL FLUCTUATE SO THAT YOU MAY HAVE A        AUTOMATED INFORMATION LINE, 866-702-4402.
HISTORICAL. ALL OTHER RETURNS ARE THE        GAIN OR LOSS WHEN YOU SELL SHARES.           AS MENTIONED ABOVE, FOR THE MOST RECENT
BLENDED RETURNS OF THE HISTORICAL                                                         MONTH-END PERFORMANCE INCLUDING VARIABLE
PERFORMANCE OF SERIES II SHARES SINCE           AIM V.I. SMALL COMPANY GROWTH FUND, A     PRODUCT CHARGES, PLEASE CONTACT YOUR
THEIR INCEPTION AND THE RESTATED             SERIES PORTFOLIO OF AIM VARIABLE             VARIABLE PRODUCT ISSUER OR FINANCIAL
HISTORICAL PERFORMANCE OF SERIES I SHARES    INSURANCE FUNDS, IS CURRENTLY OFFERED        ADVISOR.
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    THROUGH INSURANCE COMPANIES ISSUING
II SHARES) ADJUSTED TO REFLECT THE RULE      VARIABLE PRODUCTS. YOU CANNOT PURCHASE
12b-1 FEES APPLICABLE TO THE SERIES II
SHARES. THE INCEPTION DATE OF SERIES I
SHARES IS AUGUST 22, 1997. THE
PERFORMANCE OF THE FUND'S SERIES I

PRINCIPAL RISKS OF INVESTING IN THE FUND     no assurance that the Fund will have            A direct investment cannot be made in
                                             favorable IPO investment opportunities in    an index. Unless otherwise indicated,
Investing in micro and small companies       the future. Moreover, the price of IPO       index results include reinvested
involves risks not associated with           securities may go up and down more than      dividends, and they do not reflect sales
investing in more established companies,     prices of equity securities of companies     charges. Performance of an index of funds
such as business risk, significant stock     with longer trading histories. In            reflects fund expenses; performance of a
price fluctuations and illiquidity.          addition, companies offering securities      market index does not.
                                             in IPOs may have less experienced
   The Fund may invest up to 25% of its      management or limited operating              OTHER INFORMATION
assets in the securities of non-U.S.         histories. For additional information
issuers. International investing presents    about the Fund's performance, please see     The returns shown in the Management's
risks not associated with investing solely   the Fund's prospectus.                       Discussion of Fund Performance are based
in the United States. These include risks                                                 on net asset values calculated for
relating to the fluctuation in the value     ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally
of the U.S. dollar relative to the values                                                 accepted accounting principles require
of the currencies, the custody               The unmanaged STANDARD & POOR'S COMPOSITE    adjustments to be made to the net assets
arrangements made for the Fund's foreign     INDEX OF 500 STOCKS (the S&P                 of the Fund at period end for financial
holdings, differences in accounting,         500--Registered Trademark-- Index) is an     reporting purposes, and as such, the net
political risks and the lesser degree of     index of common stocks frequently used as    asset value for shareholder transactions
public information required to be provided   a general measure of U.S. stock market       and the returns based on those net asset
by non-U.S. companies.                       performance.                                 values may differ from the net asset
                                                                                          values and returns reported in the
   Portfolio turnover is greater than           The unmanaged LIPPER SMALL-CAP GROWTH     Financial Highlights. Additionally, the
that of most funds, which may affect         FUND INDEX represents an average of the      returns and net asset values shown
performance.                                 performance of the 30 largest                throughout this report are at the Fund
                                             small-capitalization growth funds tracked    level only and do not include variable
   At any given time, the Fund may be        by Lipper Inc., an independent mutual        product issuer charges. If such charges
subject to sector risk, which means a        fund performance monitor.                    were included, the total returns would be
certain sector may underperform other                                                     lower.
sectors or the market as a whole. The Fund      The unmanaged RUSSELL 2000--Registered
is not limited with respect to the sectors   Trademark-- GROWTH INDEX is a subset of         Industry classifications used in this
in which it can invest.                      the unmanaged Russell 2000--Registered       report are generally according to the
                                             Trademark-- Index, which represents the      Global Industry Classification Standard,
   The Fund's return during certain          performance of the stocks of                 which was developed by and is the
periods was positively impacted by its       small-capitalization companies; the          exclusive property and a service mark of
investments in initial public offerings      Growth subset measures the performance of    Morgan Stanley Capital International Inc.
(IPOs). There can be                         Russell 2000 companies with higher price/    and Standard & Poor's.
                                             book ratios and higher forecasted growth
                                             values.

                                                The Fund is not managed to track the
                                             performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the Fund
                                             may deviate significantly from the
                                             performance of the indexes.

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              per year before expenses, which is not
                                                                                          the Fund's actual return. The Fund's
As a shareholder of the Fund, you incur      The table below provides information         actual cumulative total returns at net
ongoing costs, including management fees;    about actual account values and actual       asset value after expenses for the six
distribution and/or service fees (12b-1);    expenses. You may use the information in     months ended June 30, 2006, appear in the
and other Fund expenses. This example is     this table, together with the amount you     table "Fund vs. Indexes" on page 2.
intended to help you understand your         invested, to estimate the expenses that
ongoing costs (in dollars) of investing      you paid over the period. Simply divide         The hypothetical account values and
in the Fund and to compare these costs       your account value by $1,000 (for            expenses may not be used to estimate the
with ongoing costs of investing in other     example, an $8,600 account value divided     actual ending account balance or expenses
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          you paid for the period. You may use this
investment of $1,000 invested at the         result by the number in the table under      information to compare the ongoing costs
beginning of the period and held for the     the heading entitled "Actual Expenses        of investing in the Fund and other funds.
entire period January 1, 2006, through       Paid During Period" to estimate the          To do so, compare this 5% hypothetical
June 30, 2006.                               expenses you paid on your account during     example with the 5% hypothetical examples
                                             this period.                                 that appear in the shareholder reports of
   The actual and hypothetical expenses                                                   the other funds.
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON
the effect of any fees or other expenses     PURPOSES                                        Please note that the expenses shown in
assessed in connection with a variable                                                    the table are meant to highlight your
product; if they did, the expenses shown     The table below also provides information    ongoing costs. Therefore, the
would be higher while the ending account     about hypothetical account values and        hypothetical information is useful in
values shown would be lower.                 hypothetical expenses based on the Fund's    comparing ongoing costs, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
                                             of return of 5%                              costs of owning different funds.

====================================================================================================================================

                                                   ACTUAL                              HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING           ENDING             EXPENSES             ENDING              EXPENSES             ANNUALIZED
 SHARE            ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING        ACCOUNT VALUE        PAID DURING             EXPENSE
 CLASS              (1/1/06)          (6/30/06)(1)         PERIOD(2)           (6/30/06)            PERIOD(2)              RATIO

Series I           $1,000.00           $1,064.80           $6.14               $1,018.84            $6.01                  1.20%
Series II           1,000.00            1,063.70            7.42                1,017.60             7.25                  1.45


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable        on such review, the Board concluded that     results but need more time to be
Insurance Funds (the "Board") oversees       the range of services to be provided by      evaluated before a conclusion can be made
the management of AIM V.I. Small Cap         AIM under the Advisory Agreement was         that the changes have addressed the
Growth Fund (formerly named "AIM V.I.        appropriate and that AIM currently is        Fund's under-performance. Based on this
Small Company Growth Fund") (the "Fund")     providing services in accordance with the    review and after taking account of all of
and, as required by law, determines          terms of the Advisory Agreement.             the other factors that the Board
annually whether to approve the                                                           considered in determining whether to
continuance of the Fund's advisory           o The quality of services to be provided     continue the Advisory Agreement for the
agreement with A I M Advisors, Inc.          by AIM. The Board reviewed the               Fund, the Board concluded that no changes
("AIM"). Based upon the recommendation of    credentials and experience of the            should be made to the Fund and that it
the Investments Committee of the Board,      officers and employees of AIM who will       was not necessary to change the Fund's
at a meeting held on June 27, 2006, the      provide investment advisory services to      portfolio management team at this time.
Board, including all of the independent      the Fund. In reviewing the qualifications    Although the independent written
trustees, approved the continuance of the    of AIM to provide investment advisory        evaluation of the Fund's Senior Officer
advisory agreement (the "Advisory            services, the Board considered such          (discussed below) only considered Fund
Agreement") between the Fund and AIM for     issues as AIM's portfolio and product        performance through the most recent
another year, effective July 1, 2006.        review process, various back office          calendar year, the Board also reviewed
                                             support functions provided by AIM and        more recent Fund performance, which did
   The Board considered the factors          AIM's equity and fixed income trading        not change their conclusions.
discussed below in evaluating the            operations. Based on the review of these
fairness and reasonableness of the           and other factors, the Board concluded       o Meetings with the Fund's portfolio
Advisory Agreement at the meeting on June    that the quality of services to be           managers and investment personnel. With
27, 2006 and as part of the Board's          provided by AIM was appropriate and that     respect to the Fund, the Board is meeting
ongoing oversight of the Fund. In their      AIM currently is providing satisfactory      periodically with such Fund's portfolio
deliberations, the Board and the             services in accordance with the terms of     managers and/or other investment
independent trustees did not identify any    the Advisory Agreement.                      personnel and believes that such
particular factor that was controlling,                                                   individuals are competent and able to
and each trustee attributed different        o The performance of the Fund relative to    continue to carry out their
weights to the various factors.              comparable funds. The Board reviewed the     responsibilities under the Advisory
                                             performance of the Fund during the past      Agreement.
   One responsibility of the independent     one, three and five calendar years
Senior Officer of the Fund is to manage      against the performance of funds advised     o Overall performance of AIM. The Board
the process by which the Fund's proposed     by other advisors with investment            considered the overall performance of AIM
management fees are negotiated to ensure     strategies comparable to those of the        in providing investment advisory and
that they are negotiated in a manner         Fund. The Board noted that the Fund's        portfolio administrative services to the
which is at arms' length and reasonable.     performance in such periods was below the    Fund and concluded that such performance
To that end, the Senior Officer must         median performance of such comparable        was satisfactory.
either supervise a competitive bidding       funds. The Board also noted that AIM
process or prepare an independent written    began serving as investment advisor to       o Fees relative to those of clients of
evaluation. The Senior Officer has           the Fund in April 2004. The Board noted      AIM with comparable investment
recommended an independent written           that AIM has recently made changes to the    strategies. The Board reviewed the
evaluation in lieu of a competitive          Fund's portfolio management team, which      effective advisory fee rate (before
bidding process and, upon the direction      appear to be producing encouraging early     waivers) for the Fund under the Advisory
of the Board, has prepared such an           results but need more time to be             Agreement. The Board noted that this rate
independent written evaluation. Such         evaluated before a conclusion can be made    was (i) above the effective advisory fee
written evaluation also considered           that the changes have addressed the          rate (before waivers) for a mutual fund
certain of the factors discussed below.      Fund's under-performance. Based on this      advised by AIM with investment strategies
In addition, as discussed below, the         review and after taking account of all of    comparable to those of the Fund; and (ii)
Senior Officer made a recommendation to      the other factors that the Board             above the effective sub-advisory fee
the Board in connection with such written    considered in determining whether to         rates for four variable insurance funds
evaluation.                                  continue the Advisory Agreement for the      sub-advised by an AIM affiliate and
                                             Fund, the Board concluded that no changes    offered to insurance company separate
   The discussion below serves as a          should be made to the Fund and that it       accounts with investment strategies
summary of the Senior Officer's              was not necessary to change the Fund's       comparable to those of the Fund, although
independent written evaluation and           portfolio management team at this time.      the total advisory fees for such variable
recommendation to the Board in connection    Although the independent written             insurance funds were above those for the
therewith, as well as a discussion of the    evaluation of the Fund's Senior Officer      Fund. The Board noted that AIM has agreed
material factors and the conclusions with    (discussed below) only considered Fund       to waive advisory fees of the Fund and to
respect thereto that formed the basis for    performance through the most recent          limit the Fund's total operating
the Board's approval of the Advisory         calendar year, the Board also reviewed       expenses, as discussed below. Based on
Agreement. After consideration of all of     more recent Fund performance, which did      this review, the Board concluded that the
the factors below and based on its           not change their conclusions.                advisory fee rate for the Fund under the
informed business judgment, the Board                                                     Advisory Agreement was fair and
determined that the Advisory Agreement is    o The performance of the Fund relative to    reasonable.
in the best interests of the Fund and its    indices. The Board reviewed the
shareholders and that the compensation to    performance of the Fund during the past      o Fees relative to those of comparable
AIM under the Advisory Agreement is fair     one, three and five calendar years           funds with other advisors. The Board
and reasonable and would have been           against the performance of the Lipper        reviewed the advisory fee rate for the
obtained through arm's length                Variable Underlying Fund Small-Cap Growth    Fund under the Advisory Agreement. The
negotiations.                                Index. The Board noted that the Fund's       Board compared effective contractual
                                             performance in such periods was below the    advisory fee rates at a common asset
   Unless otherwise stated, information      performance of such Index. The Board also    level at the end of the past calendar
presented below is as of June 27, 2006       noted that AIM began serving as              year and noted that the Fund's rate was
and does not reflect any changes that may    investment advisor to the Fund in April      below the median rate of the funds
have occurred since June 27, 2006,           2004. The Board noted that AIM has           advised by other advisors with investment
including but not limited to changes to      recently made changes to the Fund's          strategies comparable to those of the
the Fund's performance, advisory fees,       portfolio management team, which appear      Fund that the Board reviewed. The Board
expense limitations and/or fee waivers.      to be producing encouraging early            noted that AIM has agreed to waive
                                                                                          advisory fees of the Fund and to limit
o The nature and extent of the advisory                                                   the Fund's total operating expenses, as
services to be provided by AIM. The Board                                                 discussed below. Based on this review,
reviewed the services to be provided by                                                   the Board concluded that the
AIM under the Advisory Agreement. Based

                                                                                                                         (continued)

AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP GROWTH FUND)

advisory fee rate for the Fund under the     advised by AIM pursuant to the terms of      Advisory Agreement was not excessive.
Advisory Agreement was fair and              an SEC exemptive order. The Board found
reasonable.                                  that the Fund may realize certain            o Benefits of soft dollars to AIM. The
                                             benefits upon investing cash balances in     Board considered the benefits realized by
o Expense limitations and fee waivers.       AIM advised money market funds, including    AIM as a result of brokerage transactions
The Board noted that AIM has                 a higher net return, increased liquidity,    executed through "soft dollar"
contractually agreed to waive advisory       increased diversification or decreased       arrangements. Under these arrangements,
fees of the Fund through April 30, 2008      transaction costs. The Board also found      brokerage commissions paid by the Fund
to the extent necessary so that the          that the Fund will not receive reduced       and/or other funds advised by AIM are
advisory fees payable by the Fund do not     services if it invests its cash balances     used to pay for research and execution
exceed a specified maximum advisory fee      in such money market funds. The Board        services. This research may be used by
rate, which maximum rate includes            noted that, to the extent the Fund           AIM in making investment decisions for
breakpoints and is based on net asset        invests uninvested cash in affiliated        the Fund. The Board concluded that such
levels. The Board considered the             money market funds, AIM has voluntarily      arrangements were appropriate.
contractual nature of this fee waiver and    agreed to waive a portion of the advisory
noted that it remains in effect until        fees it receives from the Fund               o AIM's financial soundness in light of
April 30, 2008. The Board noted that AIM     attributable to such investment. The         the Fund's needs. The Board considered
has contractually agreed to waive fees       Board further determined that the            whether AIM is financially sound and has
and/or limit expenses of the Fund through    proposed securities lending program and      the resources necessary to perform its
April 30, 2008 in an amount necessary to     related procedures with respect to the       obligations under the Advisory Agreement,
limit total annual operating expenses to     lending Fund is in the best interests of     and concluded that AIM has the financial
a specified percentage of average daily      the lending Fund and its respective          resources necessary to fulfill its
net assets for each class of the Fund.       shareholders. The Board therefore            obligations under the Advisory Agreement.
The Board considered the contractual         concluded that the investment of cash
nature of this fee waiver/expense            collateral received in connection with       o Historical relationship between the
limitation and noted that it remains in      the securities lending program in the        Fund and AIM. In determining whether to
effect until April 30, 2008. The Board       money market funds according to the          continue the Advisory Agreement for the
considered the effect these fee              procedures is in the best interests of       Fund, the Board also considered the prior
waivers/expense limitations would have on    the lending Fund and its respective          relationship between AIM and the Fund, as
the Fund's estimated expenses and            shareholders.                                well as the Board's knowledge of AIM's
concluded that the levels of fee                                                          operations, and concluded that it was
waivers/expense limitations for the Fund     o Independent written evaluation and         beneficial to maintain the current
were fair and reasonable.                    recommendations of the Fund's Senior         relationship, in part, because of such
                                             Officer. The Board noted that, upon their    knowledge. The Board also reviewed the
o Breakpoints and economies of scale. The    direction, the Senior Officer of the         general nature of the non-investment
Board reviewed the structure of the          Fund, who is independent of AIM and AIM's    advisory services currently performed by
Fund's advisory fee under the Advisory       affiliates, had prepared an independent      AIM and its affiliates, such as
Agreement, noting that it does not           written evaluation in order to assist the    administrative, transfer agency and
include any breakpoints. The Board           Board in determining the reasonableness      distribution services, and the fees
considered whether it would be               of the proposed management fees of the       received by AIM and its affiliates for
appropriate to add advisory fee              AIM Funds, including the Fund. The Board     performing such services. In addition to
breakpoints for the Fund or whether, due     noted that the Senior Officer's written      reviewing such services, the trustees
to the nature of the Fund and the            evaluation had been relied upon by the       also considered the organizational
advisory fee structures of comparable        Board in this regard in lieu of a            structure employed by AIM and its
funds, it was reasonable to structure the    competitive bidding process. In              affiliates to provide those services.
advisory fee without breakpoints. Based      determining whether to continue the          Based on the review of these and other
on this review, the Board concluded that     Advisory Agreement for the Fund, the         factors, the Board concluded that AIM and
it was not necessary to add advisory fee     Board considered the Senior Officer's        its affiliates were qualified to continue
breakpoints to the Fund's advisory fee       written evaluation and the recommendation    to provide non-investment advisory
schedule. The Board reviewed the level of    made by the Senior Officer to the Board      services to the Fund, including
the Fund's advisory fees, and noted that     that the Board consider whether the          administrative, transfer agency and
such fees, as a percentage of the Fund's     advisory fee waivers for certain equity      distribution services, and that AIM and
net assets, would remain constant under      AIM Funds, including the Fund, should be     its affiliates currently are providing
the Advisory Agreement because the           simplified. The Board concluded that it      satisfactory non-investment advisory
Advisory Agreement does not include any      would be advisable to consider this issue    services.
breakpoints. The Board noted that AIM has    and reach a decision prior to the
contractually agreed to waive advisory       expiration date of such advisory fee         o Other factors and current trends. The
fees of the Fund through April 30, 2008      waivers.                                     Board considered the steps that AIM and
to the extent necessary so that the                                                       its affiliates have taken over the last
advisory fees payable by the Fund do not     o Profitability of AIM and its               several years, and continue to take, in
exceed a specified maximum advisory fee      affiliates. The Board reviewed               order to improve the quality and
rate, which maximum rate includes            information concerning the profitability     efficiency of the services they provide
breakpoints and is based on net asset        of AIM's (and its affiliates') investment    to the Funds in the areas of investment
levels. The Board concluded that the         advisory and other activities and its        performance, product line
Fund's fee levels under the Advisory         financial condition. The Board considered    diversification, distribution, fund
Agreement therefore would not reflect        the overall profitability of AIM, as well    operations, shareholder services and
economies of scale, although the advisory    as the profitability of AIM in connection    compliance. The Board concluded that
fee waiver reflects economies of scale.      with managing the Fund. The Board noted      these steps taken by AIM have improved,
                                             that AIM's operations remain profitable,     and are likely to continue to improve,
o Investments in affiliated money market     although increased expenses in recent        the quality and efficiency of the
funds. The Board also took into account      years have reduced AIM's profitability.      services AIM and its affiliates provide
the fact that uninvested cash and cash       Based on the review of the profitability     to the Fund in each of these areas, and
collateral from securities lending           of AIM's and its affiliates' investment      support the Board's approval of the
arrangements, if any (collectively, "cash    advisory and other activities and its        continuance of the Advisory Agreement for
balances") of the Fund may be invested in    financial condition, the Board concluded     the Fund.
money market funds                           that the compensation to be paid by the
                                             Fund to AIM under its

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                               SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.55%

AEROSPACE & DEFENSE-1.31%

Ceradyne, Inc.(a)                               4,964    $   245,668
--------------------------------------------------------------------
United Industrial Corp.(b)                      3,295        149,099
====================================================================
                                                             394,767
====================================================================

AGRICULTURAL PRODUCTS-0.60%

Delta and Pine Land Co.                         6,157        181,016
====================================================================

AIR FREIGHT & LOGISTICS-1.54%

Forward Air Corp.                               6,838        278,512
--------------------------------------------------------------------
Hub Group, Inc.-Class A(a)                      7,560        185,447
====================================================================
                                                             463,959
====================================================================

APPAREL RETAIL-4.23%

Charlotte Russe Holding Inc.(a)                10,884        260,563
--------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(a)   3,826        229,751
--------------------------------------------------------------------
DSW Inc.-Class A(a)                             8,016        291,943
--------------------------------------------------------------------
Hot Topic, Inc.(a)                             19,956        229,693
--------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)                 3,652         87,502
--------------------------------------------------------------------
New York & Co., Inc.(a)                        17,967        175,538
====================================================================
                                                           1,274,990
====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.54%

Warnaco Group, Inc. (The)(a)                    8,792        164,235
====================================================================

APPLICATION SOFTWARE-4.23%

ANSYS, Inc.(a)                                  5,141        245,843
--------------------------------------------------------------------
Blackboard Inc.(a)                              8,696        251,836
--------------------------------------------------------------------
Epicor Software Corp.(a)                       13,759        144,882
--------------------------------------------------------------------
Informatica Corp.(a)                           15,669        206,204
--------------------------------------------------------------------
Kronos Inc.(a)                                  6,001        217,296
--------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)                   2,164        211,034
====================================================================
                                                           1,277,095
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.73%

Affiliated Managers Group, Inc.(a)              2,545        221,135
====================================================================

BIOTECHNOLOGY-3.14%

Alkermes, Inc.(a)                               9,121        172,569
--------------------------------------------------------------------
CV Therapeutics, Inc.(a)                        5,361         74,893
--------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------

BIOTECHNOLOGY-(CONTINUED)

Encysive Pharmaceuticals Inc.(a)               14,257    $    98,801
--------------------------------------------------------------------
Human Genome Sciences, Inc.(a)                 10,455        111,869
--------------------------------------------------------------------
Myogen, Inc.(a)                                 3,420         99,180
--------------------------------------------------------------------
Myriad Genetics, Inc.(a)                        6,966        175,892
--------------------------------------------------------------------
United Therapeutics Corp.(a)                    3,725        215,193
====================================================================
                                                             948,397
====================================================================

CATALOG RETAIL-0.73%

Coldwater Creek Inc.(a)                         8,282        221,626
====================================================================

COMMUNICATIONS EQUIPMENT-3.63%

F5 Networks, Inc.(a)                            4,566        244,190
--------------------------------------------------------------------
NETGEAR, Inc.(a)                               10,731        232,326
--------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(a)               9,344        262,940
--------------------------------------------------------------------
Polycom, Inc.(a)                               16,176        354,578
====================================================================
                                                           1,094,034
====================================================================

COMPUTER STORAGE & PERIPHERALS-0.91%

Emulex Corp.(a)                                16,810        273,499
====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.74%

JLG Industries, Inc.                            9,961        224,122
====================================================================

CONSTRUCTION MATERIALS-0.66%

Eagle Materials Inc.                            4,194        199,215
====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.77%

Euronet Worldwide, Inc.(a)                      9,219        353,733
--------------------------------------------------------------------
Global Payments Inc.                            3,696        179,441
====================================================================
                                                             533,174
====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.74%

Advisory Board Co. (The)(a)                     5,129        246,654
--------------------------------------------------------------------
CoStar Group Inc.(a)                            4,704        281,440
--------------------------------------------------------------------
Pike Electric Corp.(a)                         15,574        299,955
====================================================================
                                                             828,049
====================================================================

DRUG RETAIL-0.85%

Longs Drug Stores Corp.                         5,621        256,430
====================================================================

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)


                                               SHARES       VALUE
--------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-3.97%

Acuity Brands, Inc.                             5,713    $   222,293
--------------------------------------------------------------------
General Cable Corp.(a)                          8,178        286,230
--------------------------------------------------------------------
Regal-Beloit Corp.                              8,131        358,983
--------------------------------------------------------------------
Thomas & Betts Corp.(a)                         6,433        330,013
====================================================================
                                                           1,197,519
====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.54%

Aeroflex Inc.(a)                               19,833        231,451
--------------------------------------------------------------------
Cogent Inc.(a)                                  8,368        126,106
--------------------------------------------------------------------
Coherent, Inc.(a)                               7,439        250,917
--------------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)                      6,919        158,653
====================================================================
                                                             767,127
====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.89%

Trimble Navigation Ltd.(a)                      5,997        267,706
====================================================================

FOOD DISTRIBUTORS-0.85%

Performance Food Group Co.(a)                   8,411        255,526
====================================================================

HEALTH CARE EQUIPMENT-4.13%

American Medical Systems Holdings, Inc.(a)     12,106        201,565
--------------------------------------------------------------------
Cyberonics, Inc.(a)                             5,675        120,991
--------------------------------------------------------------------
Integra LifeSciences Holdings(a)                5,618        218,035
--------------------------------------------------------------------
Mentor Corp.                                    5,603        243,730
--------------------------------------------------------------------
NuVasive, Inc.(a)                              12,227        222,898
--------------------------------------------------------------------
Palomar Medical Technologies, Inc.(a)             838         38,238
--------------------------------------------------------------------
Wright Medical Group, Inc.(a)                   9,602        200,970
====================================================================
                                                           1,246,427
====================================================================

HEALTH CARE FACILITIES-3.00%

AmSurg Corp.(a)                                 6,055        137,751
--------------------------------------------------------------------
Genesis HealthCare Corp.(a)                     5,029        238,224
--------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                    6,255        200,973
--------------------------------------------------------------------
VCA Antech, Inc.(a)                            10,227        326,548
====================================================================
                                                             903,496
====================================================================

HEALTH CARE SERVICES-0.79%

Pediatrix Medical Group, Inc.(a)                5,242        237,463
====================================================================

HEALTH CARE SUPPLIES-0.71%

Gen-Probe Inc.(a)                               3,945        212,951
====================================================================

HEALTH CARE TECHNOLOGY-2.23%

Allscripts Healthcare Solutions, Inc.(a)       10,901        191,313
--------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------

HEALTH CARE TECHNOLOGY-(CONTINUED)

Eclipsys Corp.(a)                              11,762    $   213,598
--------------------------------------------------------------------
Merge Technologies Inc.(a)                      3,485         42,900
--------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                    8,951        225,386
====================================================================
                                                             673,197
====================================================================

HOME ENTERTAINMENT SOFTWARE-0.99%

THQ Inc.(a)                                    13,793        297,929
====================================================================

HOME FURNISHINGS-0.78%

Tempur-Pedic International Inc.(a)             17,398        235,047
====================================================================

HOTELS, RESORTS & CRUISE LINES-1.70%

Choice Hotels International, Inc.               4,247        257,368
--------------------------------------------------------------------
Four Seasons Hotels Inc. (Canada)               4,142        254,485
====================================================================
                                                             511,853
====================================================================

HOUSEHOLD PRODUCTS-0.77%

Church & Dwight Co., Inc.                       6,357        231,522
====================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.77%

Korn/Ferry International(a)                    11,789        230,946
====================================================================

INDUSTRIAL MACHINERY-1.40%

Actuant Corp.-Class A                           3,771        188,362
--------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                 3,756        235,313
====================================================================
                                                             423,675
====================================================================

INSURANCE BROKERS-1.81%

Hub International Ltd. (Canada)                10,990        288,048
--------------------------------------------------------------------
National Financial Partners Corp.               5,844        258,948
====================================================================
                                                             546,996
====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.85%

NeuStar, Inc.-Class A(a)                        7,644        257,985
====================================================================

INTERNET SOFTWARE & SERVICES-1.96%

aQuantive, Inc.(a)                             10,480        265,458
--------------------------------------------------------------------
Digitas Inc.(a)                                16,454        191,196
--------------------------------------------------------------------
ValueClick, Inc.(a)                             8,702        133,576
====================================================================
                                                             590,230
====================================================================

INVESTMENT BANKING & BROKERAGE-0.47%

Greenhill & Co., Inc.                           2,332        141,692
====================================================================

IT CONSULTING & OTHER SERVICES-0.69%

MPS Group, Inc.(a)                             13,744        206,985
====================================================================

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)


                                               SHARES       VALUE
--------------------------------------------------------------------

LEISURE PRODUCTS-1.47%

Marvel Entertainment, Inc.(a)                  10,484    $   209,680
--------------------------------------------------------------------
RC2 Corp.(a)                                    6,086        235,285
====================================================================
                                                             444,965
====================================================================

LIFE SCIENCES TOOLS & SERVICES-1.79%

Millipore Corp.(a)                              2,492        156,971
--------------------------------------------------------------------
Nektar Therapeutics(a)                          8,404        154,129
--------------------------------------------------------------------
Varian Inc.(a)                                  5,539        229,924
====================================================================
                                                             541,024
====================================================================

MANAGED HEALTH CARE-0.68%

Magellan Health Services, Inc.(a)               4,546        205,979
====================================================================

MARINE-0.70%

Kirby Corp.(a)                                  5,366        211,957
====================================================================

MULTI-LINE INSURANCE-0.59%

HCC Insurance Holdings, Inc.                    6,081        179,025
====================================================================

OFFICE REIT'S-0.54%

BioMed Realty Trust, Inc.                       5,468        163,712
====================================================================

OIL & GAS DRILLING-1.52%

Grey Wolf, Inc.(a)                             20,587        158,520
--------------------------------------------------------------------
Unit Corp.(a)                                   5,249        298,615
====================================================================
                                                             457,135
====================================================================

OIL & GAS EQUIPMENT & SERVICES-4.16%

Core Laboratories N.V. (Netherlands)(a)         3,670        224,017
--------------------------------------------------------------------
FMC Technologies, Inc.(a)                       4,023        271,392
--------------------------------------------------------------------
Hydril(a)                                       3,645        286,205
--------------------------------------------------------------------
Superior Energy Services, Inc.(a)               5,634        190,993
--------------------------------------------------------------------
Veritas DGC Inc.(a)                             5,444        280,801
====================================================================
                                                           1,253,408
====================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.45%

Bill Barrett Corp.(a)                          10,250        303,502
--------------------------------------------------------------------
Encore Acquisition Co.(a)                       7,673        205,867
--------------------------------------------------------------------
Range Resources Corp.                           9,521        258,876
--------------------------------------------------------------------
Whiting Petroleum Corp.(a)                      6,471        270,941
====================================================================
                                                           1,039,186
====================================================================

PHARMACEUTICALS-2.52%

Medicines Co. (The)(a)                          7,617        148,912
--------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)        10,437        250,488
--------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

MGI Pharma, Inc.(a)                             8,174    $   175,741
--------------------------------------------------------------------
Sciele Pharma, Inc.(a)                          7,937        184,059
====================================================================
                                                             759,200
====================================================================

PROPERTY & CASUALTY INSURANCE-0.81%

ProAssurance Corp.(a)                           5,046        243,116
====================================================================

REGIONAL BANKS-4.01%

East West Bancorp, Inc.                         6,869        260,404
--------------------------------------------------------------------
PrivateBancorp, Inc.                            3,859        159,801
--------------------------------------------------------------------
SVB Financial Group(a)                          4,764        216,572
--------------------------------------------------------------------
Texas Capital Bancshares, Inc.(a)               8,387        195,417
--------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A         4,708        178,527
--------------------------------------------------------------------
UCBH Holdings, Inc.                            12,094        200,035
====================================================================
                                                           1,210,756
====================================================================

RESTAURANTS-2.74%

Applebee's International, Inc.                 12,111        232,774
--------------------------------------------------------------------
Jack in the Box Inc.(a)                         5,170        202,664
--------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)              4,688        178,238
--------------------------------------------------------------------
RARE Hospitality International, Inc.(a)         7,365        211,817
====================================================================
                                                             825,493
====================================================================

SEMICONDUCTOR EQUIPMENT-2.30%

FormFactor Inc.(a)                              6,990        311,964
--------------------------------------------------------------------
Tessera Technologies Inc.(a)                    7,432        204,380
--------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                       5,473        178,474
====================================================================
                                                             694,818
====================================================================

SEMICONDUCTORS-1.88%

Cirrus Logic, Inc.(a)                          26,867        218,698
--------------------------------------------------------------------
Microsemi Corp.(a)                              8,387        204,475
--------------------------------------------------------------------
Power Integrations, Inc.(a)                     8,219        143,668
====================================================================
                                                             566,841
====================================================================

SPECIALIZED CONSUMER SERVICES-0.98%

Jackson Hewitt Tax Service Inc.                 9,466        296,759
====================================================================

SPECIALTY CHEMICALS-0.43%

Rockwood Holdings Inc.(a)                       5,678        130,651
====================================================================

SPECIALTY STORES-0.79%

Dick's Sporting Goods, Inc.(a)                  6,002        237,679
====================================================================

STEEL-1.01%

Carpenter Technology Corp.                      2,627        303,418
====================================================================

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)


                                               SHARES       VALUE
--------------------------------------------------------------------

SYSTEMS SOFTWARE-0.66%

MICROS Systems, Inc.(a)                         4,543    $   198,438
====================================================================

TRADING COMPANIES & DISTRIBUTORS-2.47%

TransDigm Group, Inc.(a)                        7,172        171,769
--------------------------------------------------------------------
United Rentals, Inc.(a)                         7,144        228,465
--------------------------------------------------------------------
WESCO International, Inc.(a)                    4,987        344,103
====================================================================
                                                             744,337
====================================================================

TRUCKING-1.08%

Swift Transportation Co., Inc.(a)              10,216        324,460
====================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.32%

SBA Communications Corp.-Class A(a)            15,223        397,939
====================================================================
  Total Common Stocks & Other Equity
  Interests (Cost $28,259,447)                            29,422,311
====================================================================

                                               SHARES       VALUE
--------------------------------------------------------------------


MONEY MARKET FUNDS-2.08%

Liquid Assets Portfolio-Institutional
  Class(c)                                     313,954   $   313,954
--------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       313,953       313,953
====================================================================
    Total Money Market Funds (Cost $627,907)                 627,907
====================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.63% (Cost
  $28,887,354)                                            30,050,218
====================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED
MONEY MARKET FUNDS-0.76%

Premier Portfolio-Institutional Class (Cost
  $228,653)(c)(d)                              228,654       228,653
====================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $228,653)                                        228,653
====================================================================
TOTAL INVESTMENTS-100.39% (Cost $29,116,007)              30,278,871
====================================================================
OTHER ASSETS LESS LIABILITIES-(0.39)%                       (116,949)
====================================================================
NET ASSETS-100.00%                                       $30,161,922
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $28,259,447)*        $29,422,311
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $856,560)                                    856,560
============================================================
    Total investments (cost $29,116,007)          30,278,871
============================================================
Receivables for:
  Investments sold                                   145,865
------------------------------------------------------------
  Fund shares sold                                    17,921
------------------------------------------------------------
  Dividends                                           14,049
------------------------------------------------------------
  Fund expenses absorbed                               8,060
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 8,219
============================================================
    Total assets                                  30,472,985
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               7,369
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              9,397
------------------------------------------------------------
  Collateral upon return of securities loaned        228,653
------------------------------------------------------------
Accrued administrative services fees                  29,051
------------------------------------------------------------
Accrued distribution fees -- Series II                    56
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               365
------------------------------------------------------------
Accrued transfer agent fees                              774
------------------------------------------------------------
Accrued operating expenses                            35,398
============================================================
    Total liabilities                                311,063
============================================================
Net assets applicable to shares outstanding      $30,161,922
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $26,331,651
------------------------------------------------------------
Undistributed net investment income (loss)          (124,955)
------------------------------------------------------------
Undistributed net realized gain from investment
  securities                                       2,792,362
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       1,162,864
============================================================
                                                 $30,161,922
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $30,059,944
____________________________________________________________
============================================================
Series II                                        $   101,978
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           1,741,100
____________________________________________________________
============================================================
Series II                                              5,932
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     17.26
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     17.19
____________________________________________________________
============================================================

* At June 30, 2006, securities with an aggregate value of $224,139 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $539)                                           $    42,321
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of $1,403,
  after compensation to counterparties of
  $8,565)                                              28,325
=============================================================
    Total investment income                            70,646
=============================================================

EXPENSES:

Advisory fees                                         118,569
-------------------------------------------------------------
Administrative services fees                           64,377
-------------------------------------------------------------
Custodian fees                                          6,376
-------------------------------------------------------------
Distribution fees -- Series II                             95
-------------------------------------------------------------
Transfer agent fees                                     4,248
-------------------------------------------------------------
Trustees' and officer's fees and benefits               7,770
-------------------------------------------------------------
Professional services fees                             23,447
-------------------------------------------------------------
Other                                                  10,510
=============================================================
    Total expenses                                    235,392
=============================================================
Less: Fees waived                                     (45,764)
=============================================================
    Net expenses                                      189,628
=============================================================
Net investment income (loss)                         (118,982)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities
  (includes gains from securities sold to
  affiliates of $479,403)                           3,208,234
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (1,013,606)
=============================================================
Net gain from investment securities                 2,194,628
=============================================================
Net increase in net assets resulting from
  operations                                      $ 2,075,646
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2006            2005
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (118,982)   $   (297,030)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts and option contracts                              3,208,234       4,994,360
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (1,013,606)     (2,857,252)
=========================================================================================
    Net increase in net assets resulting from operations        2,075,646       1,840,078
=========================================================================================
Share transactions-net:
  Series I                                                     (3,153,438)    (18,504,692)
-----------------------------------------------------------------------------------------
  Series II                                                        87,289           1,095
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (3,066,149)    (18,503,597)
=========================================================================================
    Net increase (decrease) in net assets                        (990,503)    (16,663,519)
=========================================================================================

NET ASSETS:

  Beginning of period                                          31,152,425      47,815,944
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(124,955) and $(5,973), respectively)   $30,161,922    $ 31,152,425
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Company Growth Fund (effective July 3, 2006, AIM V.I. Small Cap Growth Fund) (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek long-term capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    Through April 30, 2008, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.20% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $45,764.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $39,583 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $4,248.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $95.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $       --       $   313,954       $         --          $   --          $313,954        $   121       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            1,615,213        12,557,307        (13,858,567)             --           313,953         26,801           --
==================================================================================================================================
  Subtotal        $1,615,213       $12,871,261       $(13,858,567)         $   --          $627,907        $26,922       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $  233,040       $ 8,446,862       $ (8,451,249)         $   --          $228,653        $ 1,403       $   --
==================================================================================================================================
  Total           $1,848,253       $21,318,123       $(22,309,816)         $   --          $856,560        $28,325       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,613,182, which resulted in net realized gains of $479,403 and securities purchases of $414,215.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,822 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $224,139 were on loan to brokers. The loans were secured by cash collateral of $228,653 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $1,403 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                                 $372,789
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $21,749,741 and $23,701,240, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 2,988,520
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,837,940)
===============================================================================
Net unrealized appreciation of investment securities               $ 1,150,580
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $29,128,291.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

NOTE 10--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                YEAR ENDED
                                                                 JUNE 30, 2006(A)            DECEMBER 31, 2005
                                                              -----------------------    --------------------------
                                                               SHARES       AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     189,395    $ 3,308,904       513,619    $  7,854,216
-------------------------------------------------------------------------------------------------------------------
  Series II                                                      5,286         90,211            68           1,095
===================================================================================================================
Reacquired:
  Series I                                                    (369,183)    (6,462,342)   (1,694,646)    (26,358,908)
-------------------------------------------------------------------------------------------------------------------
  Series II                                                       (167)        (2,922)           --              --
===================================================================================================================
                                                              (174,669)   $(3,066,149)   (1,180,959)   $(18,503,597)
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they owns 85% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                SERIES I
                                               --------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                           YEAR ENDED DECEMBER 31,
                                                JUNE 30,        ---------------------------------------------------------
                                                  2006           2005          2004       2003       2002          2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 16.21         $ 15.41       $ 13.52    $ 10.14    $ 14.72       $ 18.07
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.07)(a)       (0.11)(a)     (0.14)     (0.08)     (0.00)(b)     (0.00)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.12            0.91          2.03       3.46      (4.58)        (3.35)
=========================================================================================================================
    Total from investment operations               1.05            0.80          1.89       3.38      (4.58)        (3.35)
=========================================================================================================================
Net asset value, end of period                  $ 17.26         $ 16.21       $ 15.41    $ 13.52    $ 10.14       $ 14.72
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                    6.48%           5.19%        13.98%     33.33%    (31.11)%      (18.54)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $30,060         $31,139       $47,804    $49,598    $32,990       $39,211
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.20%(d)        1.25%         1.28%      1.25%      1.25%         1.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.49%(d)        1.39%         1.36%      1.30%      1.31%         1.29%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.75)%(d)      (0.70)%       (0.96)%    (0.75)%    (0.87)%       (0.48)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                           71%            203%          198%       133%        95%           88%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09) and $(0.06) for the years ended December 31, 2002 and 2001, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $31,803,820.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

                                                                                  SERIES II
                                                              --------------------------------------------------
                                                                                                  APRIL 30, 2004
                                                              SIX MONTHS                           (DATE SALES
                                                                ENDED           YEAR ENDED        COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,        DECEMBER 31,
                                                                 2006              2005                2004
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $16.16            $15.40              $13.42
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)         (0.14)(a)           (0.10)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.12              0.90                2.08
================================================================================================================
    Total from investment operations                              1.03              0.76                1.98
================================================================================================================
Net asset value, end of period                                  $17.19            $16.16              $15.40
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                   6.37%             4.93%              14.75%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  102            $   13              $   11
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.45%(c)          1.45%               1.45%(d)
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.74%(c)          1.64%               1.61%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.00)%(c)        (0.90)%             (1.13)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                          71%              203%                198%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $76,579.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

 AIM V.I. SMALL COMPANY GROWTH FUND (EFFECTIVE JULY 3, 2006, AIM V.I. SMALL CAP
                                  GROWTH FUND)

                                                        AIM V.I. TECHNOLOGY FUND
                                Semiannual Report to Shareholders o June 30,2006










                                  AIM V.I. TECHNOLOGY FUND seeks capital growth.







  UNLESS OTHERWISE STATED INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,
                                         2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters ,the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters ,the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2006, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--






NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I.TECHNOLOGY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             focusing on company fundamentals and
                                                                                        growth prospects in industries such as
======================================================================================  hardware, software, semiconductors,
PERFORMANCE SUMMARY                                                                     telecommunications equipment and
                                          ============================================  services and service-related companies
For the six months ended June 30,2006,                                                  in the IT sector.
and excluding variable product issuer     FUND VS. INDEXES
charges, AIM V.I. Technology Fund posted                                                   We use our proprietary quantitative
slightly negative returns. Although the   CUMULATIVE TOTAL RETURNS, 12/31/05--6/30/06,  sector model to rank companies based on
Fund underperformed its broad market      EXCLUDING VARIABLE PRODUCT ISSUER CHARGES.    several factors, such as earnings
index, it held up significantly better    IF VARIABLE PRODUCT ISSUER CHARGES WERE       growth, cash flow sustainability,
than its style-specific index and peer    INCLUDED, RETURNS WOULD BE LOWER.             quality of financial metrics and
group indexes. The Fund underperformed                                                  valuation. The model serves both as a
the S&P 500 Index because the                                                           source of ideas and as a confirmation
information technology (IT) sector was    Series I Shares                       -0.32%  tool of our fundamental analysis.
the weakest-performing sector of the
broad market. The Fund held up better     Series II Shares                      -0.48      We then apply our valuation analysis,
than the Goldman Sachs Technology                                                       comparing a stock's current valuation to
Composite Index due to strong stock       Standard & Poor's Composite Index             its historical valuations as well as to
selection in the Internet software and    of 500 Stocks (S&P 500 Index)                 the valuations of its competitors.
services and semiconductors and           (Broad Market Index)                   2.71
semiconductor equipment industries.                                                        The Fund's portfolio normally
                                          Goldman Sachs Technology                      consists of approximately 65-85 stocks
                                          Composite Index                               and is constructed to take advantage of
                                          (Style-Specific Index)                 -5.47  both long- and short-term opportunities.
                                                                                        We typically invest 60-80% of the Fund's
                                          Lipper Science and Technology                 assets in core holdings--companies that
                                          Fund Index (Peer Group Index           -2.91  demonstrate both the fundamental and
                                                                                        quantitative stock selection
                                          SOURCES: LIPPER INC., BLOOMBERG L.P.          requirements. The tactical portion of
                                          ============================================  the portfolio typically represents
                                                                                        20-40% of the Fund's assets.
                                             Your Fund's long-term performance appears
                                          on page 4.                                       We manage risk through
                                                                                        diversification within the sector and by
======================================================================================  allocating a portion of assets to core holdings, which generally have more
HOW WE INVEST                             and the public.                               favorable return and valuation
                                                                                        characteristics.
We seek attractively valued,                 Within each industry, we look for:
well-managed companies in the IT sector                                                    We may reduce or eliminate exposure
with the potential to generate            o Companies addressing growing markets        to a stock when:
sustainable earnings and free cash flow   with unique product offerings.
growth that is not yet anticipated by                                                   o We identify a more attractive
the market. We begin by identifying       o Companies with strong and experienced       investment opportunity.
industries in the sector we believe may   management teams.
benefit over the next 12 to 24 months
from strong fundamentals, such as         o Companies that are profitable and that
increased demand, a new product cycle or  have, over time, grown their market
greater visibility among investors        share.

                                          o Companies with defensible business
                                          models.

                                             We use a bottom-up investment
                                          approach,

========================================  ============================================  ============================================

PORTFOLIO COMPOSITION                     TOP 10 EQUITY HOLDINGS*                       TOTAL NET ASSETS           $175.5 MILLION
                                                                                        TOTAL NUMBER OF HOLDINGS*              71
By industry                                1. Cisco Systems, Inc.                3.3%

Semiconductors                     18.4%   2. Hewlett-Packard Co.                3.0    The Fund's holdings are subject to
                                                                                        change, and there is no assurance that
Communications Equipment           15.6    3. Freescale Semiconductor                   the Fund will continue to hold any
                                              Inc.-Class B                       2.7    particular security.
Application Software               10.4
                                           4. Akamai Technologies, Inc.          2.4    *Excluding money market fund holdings.
Internet Software & Services        8.5
                                           5. Google Inc.-Class A                2.3
Computer Hardware                   6.5
                                           6. Oracle Corp.                       2.2
Data Processing &
Outsourced Services                 5.3    7. Adobe Systems Inc.                 2.2

Semiconductor Equipment             5.3    8. Accenture Ltd.-Class A             2.2

IT Consulting & Other Services      4.3    9. Cognizant Technology Solutions
                                              Corp.-Class A                      2.2
Systems Software                    4.3
                                          10. Amdocs Ltd.                        2.1
Computer Storage &
Peripherals                         4.2

Wireless Telecommunications
Services                            4.0

Seven Other Industries, Each with
Less Than 3% of Total Net Assets    7.5

Money Market Funds Plus
Other Assets Less Liabilities       5.7

========================================  ============================================  ============================================

AIM V.I.TECHNOLOGY FUND


o A company's fundamentals change.        financial, market and product positions.                          MICHELLE ESPELIEN
                                          Openwave Systems, which provides open                             FENTON, Chartered
o A catalyst does not materialize in the  standards software products and services          [ESPELIEN       Financial Analyst,
case of tactical holdings.                for the telecommunications industry,                PHOTO]        portfolio manager,
                                          declined as an expected deal failed to                            is manager of AIM
o A stock's price target has been met.    materialize and as the firm's aggressive                          V.I. Technology
                                          accounting practices came to light. As a                          Fund. She began her
MARKET CONDITIONS AND YOUR FUND           result, we sold the stock.                                        investment career
                                                                                        in 1995. Before joining the Fund's
After performing strongly during the         During the reporting period, we            advisor in 1998, she worked as an equity
first four months of 2006, the U.S.       increased our exposure to stocks that we      analyst at another investment firm. Ms.
stock market retreated over the last two  characterize as core holdings. We took        Fenton earned her B.A. in finance from
months of the reporting period largely    profits and trimmed our holdings in           Montana State University.
due to concerns about persistently high   Internet software and services stocks
energy prices and rising interest         and semiconductor stocks because we were      Assisted by the Technology Team
rates--and the potential impact of both   concerned inventory buildup in the
on economic growth and inflation. During  semiconductor industry. We used the           EFFECTIVE MAY 1, 2006, WILLIAM R.
the reporting period, the U.S. Federal    proceeds to increase the Fund's exposure      KEITHLER RETIRED FROM AIM. EFFECTIVE ON
Reserve Board continued its tightening    to software and IT services stocks.           THE SAME DATE, MICHELLE ESPELIEN FENTON,
policy, raising the key federal funds                                                   ASSISTED BY THE TECHNOLOGY TEAM, ASSUMED
target rate to 5.25%.                        Early in 2006, we made several             MANAGEMENT OF THE FUND.
                                          changes to our investment process. These
   Against this backdrop, energy and      changes included: refining our stock
telecommunication services were the       selection process by incorporating a
best-performing sectors of the S&P 500    proprietary quantitative sector model
Index. The IT sector struggled and was    and reducing the number of portfolio
the weakest sector of the broad market.   holdings and concentrating on those in
The sector's weakness can generally be    which we have greater conviction.
attributed to three main investor
concerns:                                 IN CLOSING

o Backdating of stock options to boost    During the reporting period, we
top executives' compensation              continued to see some positive trends in
                                          the IT sector, including the evolution
o Inventory buildup in the semiconductor  of new communication protocols, growth
and contract manufacturing industries     in both emerging and developed markets
                                          that may drive continued demand for
o Seasonally slow summer months           consumer electronics products, the
                                          launch of new game consoles and the
   Stocks that aided Fund performance     ongoing "digital consumer" movement.
included AKAMAI TECHNOLOGIES, FORMFACTOR
and CORNING. Akamai, a leading global        As always, we thank you for your
service provider for accelerating         continued investment in AIM V.I.
content and business processes online,    Technology Fund.
reported favorable financial results.
FormFactor, a manufacturer of             THE VIEWS AND OPINIONS EXPRESSED IN
semiconductor wafer cards, benefited      MANAGEMENT'S DISCUSSION OF FUND
from growth in FormFactor, a              PERFORMANCE ARE THOSE OF A I M ADVISORS,
manufacturer of semiconductor wafer       INC. THESE VIEWS AND OPINIONS ARE
cards, benefited from growth in dynamic   SUBJECT TO CHANGE AT ANY TIME BASED ON
random access memory (DRAM), the most     FACTORS SUCH AS MARKET AND ECONOMIC
common type of random access memory       CONDITIONS. THESE VIEWS AND OPINIONS MAY
(RAM) for personal computers and          NOT BE RELIED UPON AS INVESTMENT ADVICE
workstations. Corning, which              OR RECOMMENDATIONS, OR AS AN OFFER FOR A
manufactures flat-panel glass screens     PARTICULAR SECURITY. THE INFORMATION IS
for notebook computers and plasma         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
television screens, benefited from        OF ANY MARKET, COUNTRY, INDUSTRY,
increased consumer demand for those       SECURITY OR THE FUND. STATEMENTS OF FACT
products.                                 ARE FROM SOURCES CONSIDERED RELIABLE,
                                          BUT A I M ADVISORS, INC. MAKES NO
   Detractors from Fund performance       REPRESENTATION OR WARRANTY AS TO THEIR
included APPLE COMPUTER, YAHOO! and       COMPLETENESS OR ACCURACY. ALTHOUGH
OPENWAVE SYSTEMS. Shares of Apple         HISTORICAL PERFORMANCE IS NO GUARANTEE
Computer and Yahoo! declined after both   OF FUTURE RESULTS, THESE INSIGHTS MAY
companies reported disappointing          HELP YOU UNDERSTAND OUR INVESTMENT                     [RIGHT ARROW GRAPHIC]
financial results that were below         MANAGEMENT PHILOSOPHY.
analysts' estimates. At the close of the                                                FOR A DISCUSSION OF THE RISKS OF
reporting period, we still owned the                                                    INVESTING IN YOUR FUND, INDEXES USED IN
stocks as we continued to believe that                                                  THIS REPORT AND YOUR FUND'S LONG-TERM
these companies have strong                                                             PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I.TECHNOLOGY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS              SHARE CLASSES WILL DIFFER PRIMARILY DUE       NOT INTENDED TO REFLECT ACTUAL VARIABLE
                                          TO DIFFERENT CLASS EXPENSES.                  PRODUCT VALUES. THEY DO NOT REFLECT
As of 6/30/06                                                                           SALES CHARGES, EXPENSES AND FEES
                                             THE PERFORMANCE DATA QUOTED REPRESENT      ASSESSED IN CONNECTION WITH A VARIABLE
SERIES I SHARES                           PAST PERFORMANCE AND CANNOT GUARANTEE         PRODUCT. SALES CHARGES, EXPENSES AND
                                          COMPARABLE FUTURE RESULTS; CURRENT            FEES, WHICH ARE DETERMINED BY THE
Inception (5/20/97)                2.71%  PERFORMANCE MAY BE LOWER OR HIGHER.           VARIABLE PRODUCT ISSUERS, WILL VARY AND
 5 Years                          -8.05   PLEASE CONTACT YOUR VARIABLE PRODUCT          WILL LOWER THE TOTAL RETURN.
 1 Year                            8.68   ISSUER OR FINANCIAL ADVISOR FOR THE MOST
                                          RECENT MONTH-END VARIABLE PRODUCT                PER NASD REQUIREMENTS, THE MOST
SERIES II SHARES                          PERFORMANCE. PERFORMANCE FIGURES REFLECT      RECENT MONTH-END PERFORMANCE DATA AT THE
                                          FUND EXPENSES, REINVESTED DISTRIBUTIONS       FUND LEVEL, EXCLUDING VARIABLE PRODUCT
Inception                          2.43%  AND CHANGES IN NET ASSET VALUE.               CHARGES, IS AVAILABLE ON THIS AIM
 5 Years                          -8.32   INVESTMENT RETURN AND PRINCIPAL VALUE         AUTOMATED INFORMATION LINE,
 1 Year                            8.28   WILL FLUCTUATE SO THAT YOU MAY HAVE A         866-702-4402. AS MENTIONED ABOVE, FOR
                                          GAIN OR LOSS WHEN YOU SELL SHARES.            THE MOST RECENT MONTH-END PERFORMANCE
========================================                                                INCLUDING VARIABLE PRODUCT CHARGES,
                                             AIM V.I. TECHNOLOGY FUND, A SERIES         PLEASE CONTACT YOUR VARIABLE PRODUCT
SERIES II SHARES' INCEPTION DATE IS       PORTFOLIO OF AIM VARIABLE INSURANCE           ISSUER OR FINANCIAL ADVISOR.
APRIL 30, 2004. RETURNS SINCE THAT DATE   FUNDS, IS CURRENTLY OFFERED THROUGH
ARE HISTORICAL. ALL OTHER RETURNS ARE     INSURANCE COMPANIES ISSUING VARIABLE
THE BLENDED RETURNS OF THE HISTORICAL     PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE OF SERIES II SHARES SINCE     THE FUND DIRECTLY. PERFORMANCE FIGURES
THEIR INCEPTION AND THE RESTATED          GIVEN REPRESENT THE FUND AND ARE
HISTORICAL PERFORMANCE OF SERIES I
SHARES (FOR PERIODS PRIOR TO INCEPTION
OF SERIES II SHARES) ADJUSTED TO REFLECT
THE RULE 12b-1 FEES APPLICABLE TO SERIES
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS MAY 20, 1997. THE
PERFORMANCE OF THE FUND'S SERIES I AND
SERIES II


PRINCIPAL RISKS OF INVESTING IN THE FUND  Fund will have favorable IPO investment     reflect sales charges. Performance of an
                                          opportunities.                              index of funds reflects fund expenses;
The Fund can invest up to 25% of its                                                  performance of a market index does not.
assets in foreign securities that         ABOUT INDEXES USED IN THIS REPORT
involve risks not associated with                                                     OTHER INFORMATION
investing solely in the United States.    The GOLDMAN SACHS TECHNOLOGY COMPOSITE
These include risks relating to           INDEX is a modified                         The returns shown in the management's
fluctuations in the value of the U.S.     capitalization-weighted index composed      discussion of Fund performance are based
dollar relative to the values of other    of companies involved in the technology     on net asset values calculated for
currencies, the custody arrangements      industry. The index is rebalanced           shareholder transactions. Generally
made for the Fund's foreign holdings,     semiannually.                               accepted accounting principles require
differences in accounting, political                                                  adjustments to be made to the net assets
risks and the lesser degree of public        The unmanaged LIPPER SCIENCE AND         of the Fund at period end for financial
information required to be provided by    TECHNOLOGY FUND INDEX represents an         reporting purposes, and as such, the net
non-U.S. companies.                       average of the performance of the 30        asset values for shareholder
                                          largest science and technology funds        transactions and the returns based on
   Investing in a single-sector or        tracked by Lipper Inc., an independent      those net asset values may differ from
single-region mutual fund involves        mutual fund performance monitor.            the net asset values and returns
greater risk and potential reward than                                                reported in the Financial Highlights.
investing in a more diversified fund.        The unmanaged STANDARD & POOR'S          Additionally, the returns and net asset
                                          COMPOSITE INDEX of 500 STOCKS (the S&P      values shown throughout this report are
   Investing in smaller companies         500--Registered Trademark-- Index) is       at the Fund level only and do not
involves greater risk than investing in   an index of common stocks frequently        include variable product issuer charges.
more established companies, such as       used as a general measure of U.S. stock     If such charges were included, the total
business risk, significant stock price    market performance.                         returns would be lower.
fluctuations and illiquidity.
                                             The Fund is not managed to track the        Industry classifications used in this
   Portfolio turnover is greater than     performance of any particular index,        report are generally according to the
that of most funds, which may affect      including the indexes defined here, and     Global Industry Classification Standard,
performance.                              consequently, the performance of the        which was developed by and is the
                                          Fund may deviate significantly from the     exclusive property and a service mark of
   The prices of initial public offering  performance of the indexes.                 Morgan Stanley Capital International
(IPO) securities may go up and down more                                              Inc. and Standard & Poor's.
than prices of equity securities of          A direct investment cannot be made in
companies with longer trading histories.  an index. Unless otherwise indicated,
In addition, companies offering           index results include reinvested
securities in IPOs may have less          dividends, and they do not
experienced management or limited
operating histories. There can be no
assurance that the

AIM V.I.TECHNOLOGY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                   ACTUAL EXPENSES                               year before expenses, which is not the
                                                                                        Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur   The table below provides information          cumulative total returns at net asset
ongoing costs, including management       about actual account values and actual        value after expenses for the six months
fees; distribution and/or service fees    expenses. You may use the information in      ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This    this table, together with the amount you      "Funds vs. Indexes" on page 2.
example is intended to help you           invested, to estimate the expenses that
understand your ongoing costs (in         you paid over the period. Simply divide          THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to  your account value by $1,000 (for             EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs    example, an $8,600 account value divided      ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The   by $1,000 = 8.6), then multiply the           EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of      result by the number in the table under       MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the   the heading entitled "Actual Expenses         ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period     Paid During Period" to estimate the           AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.   expenses you paid on your account during      5% HYPOTHETICAL EXAMPLE WITH THE 5%
                                          this period.                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
   The actual and hypothetical expenses                                                 SHAREHOLDER REPORTS OF THE OTHER FUNDS.
in the examples below do not represent    HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses  COMPARISON PURPOSES                              Please note that the expenses shown
assessed in connection with a variable                                                  in the table are meant to highlight your
product; if they did, the expenses shown  The table below also provides                 ongoing costs. Therefore, the
would be higher while the ending account  information about hypothetical account        hypothetical information is useful in
values shown would be lower.              values and hypothetical expenses based        comparing ongoing costs, and will not
                                          on the Fund's actual expense ratio and        help you determine the relative total
                                          an assumed rate of return of 5% per           costs of owning different funds.


====================================================================================================================================

                                                  ACTUAL                     HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING            EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE          ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)        PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
Series I         $1,000.00            $996.80            $5.50         $1,019.29             $5.56            1.11%
Series II         1,000.00             995.20             6.73          1,018.05              6.80            1.36

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I.TECHNOLOGY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT



The Board of Trustees of AIM Variable     services to be provided by AIM under the      which need more time to be evaluated
Insurance Funds (the "Board") oversees    Advisory Agreement was appropriate and        before a conclusion can be made that the
the management of AIM V.I. Technology     that AIM currently is providing services      changes have addressed the Fund's
Fund (the "Fund") and, as required by     in accordance with the terms of the           under-performance. Based on this review
law, determines annually whether to       Advisory Agreement.                           and after taking account of all of the
approve the continuance of the Fund's                                                   other factors that the Board considered
advisory agreement with A I M Advisors,   o The quality of services to be provided      in determining whether to continue the
Inc. ("AIM"). Based upon the              by AIM. The Board reviewed the                Advisory Agreement for the Fund, the
recommendation of the Investments         credentials and experience of the             Board concluded that no changes should
Committee of the Board, at a meeting      officers and employees of AIM who will        be made to the Fund and that it was not
held on June 27, 2006, the Board,         provide investment advisory services to       necessary to change the Fund's portfolio
including all of the independent          the Fund. In reviewing the                    management team at this time. However,
trustees, approved the continuance of     qualifications of AIM to provide              due to the Fund's under-performance, the
the advisory agreement (the "Advisory     investment advisory services, the Board       Board also concluded that it would be
Agreement") between the Fund and AIM for  considered such issues as AIM's               appropriate for the Board to continue to
another year, effective July 1, 2006.     portfolio and product review process,         closely monitor and review the
                                          various back office support functions         performance of the Fund. Although the
   The Board considered the factors       provided by AIM and AIM's equity and          independent written evaluation of the
discussed below in evaluating the         fixed income trading operations. Based        Fund's Senior Officer (discussed below)
fairness and reasonableness of the        on the review of these and other              only considered Fund performance through
Advisory Agreement at the meeting on      factors, the Board concluded that the         the most recent calendar year, the Board
June 27, 2006 and as part of the Board's  quality of services to be provided by         also reviewed more recent Fund
ongoing oversight of the Fund. In their   AIM was appropriate and that AIM              performance, which did not change their
deliberations, the Board and the          currently is providing satisfactory           conclusions.
independent trustees did not identify     services in accordance with the terms of
any particular factor that was            the Advisory Agreement.                       o Meetings with the Fund's portfolio
controlling, and each trustee attributed                                                managers and investment personnel. With
different weights to the various          o The performance of the Fund relative        respect to the Fund, the Board is
factors.                                  to comparable funds. The Board reviewed       meeting periodically with such Fund's
                                          the performance of the Fund during the        portfolio managers and/or other
   One responsibility of the independent  past one, three and five calendar years       investment personnel and believes that
Senior Officer of the Fund is to manage   against the performance of funds advised      such individuals are competent and able
the process by which the Fund's proposed  by other advisors with investment             to continue to carry out their
management fees are negotiated to ensure  strategies comparable to those of the         responsibilities under the Advisory
that they are negotiated in a manner      Fund. The Board noted that the Fund's         Agreement.
which is at arms' length and reasonable.  performance in such periods was below
To that end, the Senior Officer must      the median performance of such                o Overall performance of AIM. The Board
either supervise a competitive bidding    comparable funds. The Board also noted        considered the overall performance of
process or prepare an independent         that AIM began serving as investment          AIM in providing investment advisory and
written evaluation. The Senior Officer    advisor to the Fund in April 2004. The        portfolio administrative services to the
has recommended an independent written    Board noted that AIM has recently made        Fund and concluded that such performance
evaluation in lieu of a competitive       changes to the Fund's portfolio               was satisfactory.
bidding process and, upon the direction   management team, which need more time to
of the Board, has prepared such an        be evaluated before a conclusion can be       o Fees relative to those of clients of
independent written evaluation. Such      made that the changes have addressed the      AIM with comparable investment
written evaluation also considered        Fund's under-performance. Based on this       strategies. The Board reviewed the
certain of the factors discussed below.   review and after taking account of all        effective advisory fee rate (before
In addition, as discussed below, the      of the other factors that the Board           waivers) for the Fund under the Advisory
Senior Officer made a recommendation to   considered in determining whether to          Agreement. The Board noted that this
the Board in connection with such         continue the Advisory Agreement for the       rate was (i) above the effective
written evaluation.                       Fund, the Board concluded that no             advisory fee rate (before waivers) for
                                          changes should be made to the Fund and        one mutual fund advised by AIM with
   The discussion below serves as a       that it was not necessary to change the       investment strategies comparable to
summary of the Senior Officer's           Fund's portfolio management team at this      those of the Fund; (ii) the same as the
independent written evaluation and        time. However, due to the Fund's              effective advisory fee rates (before
recommendation to the Board in            under-performance, the Board also             waivers) for three variable insurance
connection therewith, as well as a        concluded that it would be appropriate        funds advised by AIM and offered to
discussion of the material factors and    for the Board to continue to closely          insurance company separate accounts with
the conclusions with respect thereto      monitor and review the performance of         investment strategies comparable to
that formed the basis for the Board's     the Fund. Although the independent            those of the Fund; and (iii) above the
approval of the Advisory Agreement.       written evaluation of the Fund's Senior       effective sub-advisory fee rates for two
After consideration of all of the         Officer (discussed below) only                offshore funds advised and sub-advised
factors below and based on its informed   considered Fund performance through the       by AIM affiliates with investment
business judgment, the Board determined   most recent calendar year, the Board          strategies comparable to those of the
that the Advisory Agreement is in the     also reviewed more recent Fund                Fund, although the total advisory fees
best interests of the Fund and its        performance, which did not change their       for one such offshore fund were above
shareholders and that the compensation    conclusions.                                  those for the Fund and the total
to AIM under the Advisory Agreement is                                                  advisory fees for the other offshore
fair and reasonable and would have been   o The performance of the Fund relative        fund were comparable to those for the
obtained through arm's length             to indices. The Board reviewed the            Fund. The Board noted that AIM has
negotiations.                             performance of the Fund during the past       agreed to waive advisory fees of the
                                          one, three and five calendar years            Fund and to limit the Fund's total
   Unless otherwise stated, information   against the performance of the Lipper         operating expenses, as discussed below.
presented below is as of June 27, 2006    Science & Technology Fund Index. The          Based on this review, the Board
and does not reflect any changes that     Board noted that the Fund's performance       concluded that the advisory fee rate for
may have occurred since June 27, 2006,    in such periods was below the                 the Fund under the Advisory Agreement
including but not limited to changes to   performance of such Index. The Board          was fair and reasonable.
the Fund's performance, advisory fees,    also noted that AIM began serving as
expense limitations and/or fee waivers.   investment advisor to the Fund in April       o Fees relative to those of comparable
                                          2004. The Board noted that AIM has            funds with other advisors. The Board
o The nature and extent of the advisory   recently made changes to the Fund's           reviewed the advisory fee rate for the
services to be provided by AIM. The       portfolio management team,                    Fund under the Advisory Agreement. The
Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of



                                                                                                                     (continued)

AIM V.I.TECHNOLOGY FUND

Board compared effective contractual      o Investments in affiliated money market      financial condition, the Board concluded
advisory fee rates at a common asset      funds. The Board also took into account       that the compensation to be paid by the
level at the end of the past calendar     the fact that uninvested cash and cash        Fund to AIM under its Advisory Agreement
year and noted that the Fund's rate was   collateral from securities lending            was not excessive.
comparable to the median rate of the      arrangements, if any (collectively,
funds advised by other advisors with      "cash balances") of the Fund may be           o Benefits of soft dollars to AIM. The
investment strategies comparable to       invested in money market funds advised        Board considered the benefits realized
those of the Fund that the Board          by AIM pursuant to the terms of an SEC        by AIM as a result of brokerage
reviewed. The Board noted that AIM has    exemptive order. The Board found that         transactions executed through "soft
agreed to waive advisory fees of the      the Fund may realize certain benefits         dollar" arrangements. Under these
Fund and to limit the Fund's total        upon investing cash balances in AIM           arrangements, brokerage commissions paid
operating expenses, as discussed below.   advised money market funds, including a       by the Fund and/or other funds advised
Based on this review, the Board           higher net return, increased liquidity,       by AIM are used to pay for research and
concluded that the advisory fee rate for  increased diversification or decreased        execution services. This research may be
the Fund under the Advisory Agreement     transaction costs. The Board also found       used by AIM in making investment
was fair and reasonable.                  that the Fund will not receive reduced        decisions for the Fund. The Board
                                          services if it invests its cash balances      concluded that such arrangements were
o Expense limitations and fee waivers.    in such money market funds. The Board         appropriate.
The Board noted that AIM has              noted that, to the extent the Fund
contractually agreed to waive advisory    invests uninvested cash in affiliated         o AIM's financial soundness in light of
fees of the Fund through April 30, 2008   money market funds, AIM has voluntarily       the Fund's needs. The Board considered
to the extent necessary so that the       agreed to waive a portion of the              whether AIM is financially sound and has
advisory fees payable by the Fund do not  advisory fees it receives from the Fund       the resources necessary to perform its
exceed a specified maximum advisory fee   attributable to such investment. The          obligations under the Advisory
rate, which maximum rate includes         Board further determined that the             Agreement, and concluded that AIM has
breakpoints and is based on net asset     proposed securities lending program and       the financial resources necessary to
levels. The Board considered the          related procedures with respect to the        fulfill its obligations under the
contractual nature of this fee waiver     lending Fund is in the best interests of      Advisory Agreement.
and noted that it remains in effect       the lending Fund and its respective
until April 30, 2008. The Board noted     shareholders. The Board therefore             o Historical relationship between the
that AIM has contractually agreed to      concluded that the investment of cash         Fund and AIM. In determining whether to
waive fees and/or limit expenses of the   collateral received in connection with        continue the Advisory Agreement for the
Fund through April 30, 2008 in an amount  the securities lending program in the         Fund, the Board also considered the
necessary to limit total annual           money market funds according to the           prior relationship between AIM and the
operating expenses to a specified         procedures is in the best interests of        Fund, as well as the Board's knowledge
percentage of average daily net assets    the lending Fund and its respective           of AIM's operations, and concluded that
for each class of the Fund. The Board     shareholders.                                 it was beneficial to maintain the cur-
considered the contractual nature of                                                    rent relationship, in part, because of
this fee waiver/expense limitation and    o Independent written evaluation and          such knowledge. The Board also reviewed
noted that it remains in effect until     recommendations of the Fund's Senior          the general nature of the non-investment
April 30, 2008. The Board considered the  Officer. The Board noted that, upon           advisory services currently performed by
effect these fee waivers/expense          their direction, the Senior Officer of        AIM and its affiliates, such as
limitations would have on the Fund's      the Fund, who is independent of AIM and       administrative, transfer agency and
estimated expenses and concluded that     AIM's affiliates, had prepared an             distribution services, and the fees
the levels of fee waivers/expense         independent written evaluation in order       received by AIM and its affiliates for
limitations for the Fund were fair and    to assist the Board in determining the        performing such services. In addition to
reasonable.                               reasonableness of the proposed                reviewing such services, the trustees
                                          management fees of the AIM Funds,             also considered the organizational
o Breakpoints and economies of scale.     including the Fund. The Board noted that      structure employed by AIM and its
The Board reviewed the structure of the   the Senior Officer's written evaluation       affiliates to provide those services.
Fund's advisory fee under the Advisory    had been relied upon by the Board in          Based on the review of these and other
Agreement, noting that it does not        this regard in lieu of a competitive          factors, the Board concluded that AIM
include any breakpoints. The Board        bidding process. In determining whether       and its affiliates were qualified to
considered whether it would be            to continue the Advisory Agreement for        continue to provide non-investment
appropriate to add advisory fee           the Fund, the Board considered the            advisory services to the Fund, including
breakpoints for the Fund or whether, due  Senior Officer's written evaluation and       administrative, transfer agency and
to the nature of the Fund and the         the recommendation made by the Senior         distribution services, and that AIM and
advisory fee structures of comparable     Officer to the Board that the Board           its affiliates currently are providing
funds, it was reasonable to structure     consider whether the advisory fee             satisfactory non-investment advisory
the advisory fee without breakpoints.     waivers for certain equity AIM Funds,         services.
Based on this review, the Board           including the Fund, should be
concluded that it was not necessary to    simplified. The Board concluded that it       o Other factors and current trends. The
add advisory fee breakpoints to the       would be advisable to consider this           Board considered the steps that AIM and
Fund's advisory fee schedule. The Board   issue and reach a decision prior to the       its affiliates have taken over the last
reviewed the level of the Fund's          expiration date of such advisory fee          several years, and continue to take, in
advisory fees, and noted that such fees,  waivers.                                      order to improve the quality and
as a percentage of the Fund's net                                                       efficiency of the services they provide
assets, would remain constant under the   o Profitability of AIM and its                to the Funds in the areas of investment
Advisory Agreement because the Advisory   affiliates. The Board reviewed                performance, product line
Agreement does not include any            information concerning the profitability      diversification, distribution, fund
breakpoints. The Board noted that AIM     of AIM's (and its affiliates')                operations, shareholder services and
has contractually agreed to waive         investment advisory and other activities      compliance. The Board concluded that
advisory fees of the Fund through         and its financial condition. The Board        these steps taken by AIM have improved,
April 30, 2008 to the extent necessary    considered the overall profitability of       and are likely to continue to improve,
so that the advisory fees payable by the  AIM, as well as the profitability of AIM      the quality and efficiency of the
Fund do not exceed a specified maximum    in connection with managing the Fund.         services AIM and its affiliates provide
advisory fee rate, which maximum rate     The Board noted that AIM's operations         to the Fund in each of these areas, and
includes breakpoints and is based on net  remain profitable, although increased         support the Board's approval of the
asset levels. The Board concluded that    expenses in recent years have reduced         continuance of the Advisory Agreement
the Fund's fee levels under the Advisory  AIM's profitability. Based on the review      for the Fund.
Agreement therefore would not reflect     of the profitability of AIM's and its
economies of scale, although the          affiliates' investment advisory and
advisory fee waiver reflects economies    other activities and its
of scale.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-77.92%

ALTERNATIVE CARRIERS-0.89%

Time Warner Telecom Inc.-Class A(a)              105,840   $  1,571,724
=======================================================================

APPLICATION SOFTWARE-9.14%

Adobe Systems Inc.(a)                            127,649      3,875,424
-----------------------------------------------------------------------
Amdocs Ltd.(a)                                   101,685      3,721,671
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 36,147      1,245,625
-----------------------------------------------------------------------
BEA Systems, Inc.(a)                              66,118        865,485
-----------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  165,087      2,831,242
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           69,700      2,797,758
-----------------------------------------------------------------------
Quest Software, Inc.(a)                           19,953        280,140
-----------------------------------------------------------------------
Synchronoss Technologies, Inc.(a)(b)              48,369        419,843
=======================================================================
                                                             16,037,188
=======================================================================

COMMUNICATIONS EQUIPMENT-10.63%

Cisco Systems, Inc.(a)                           296,663      5,793,828
-----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      20,976        414,696
-----------------------------------------------------------------------
Corning Inc.(a)                                   96,351      2,330,731
-----------------------------------------------------------------------
Motorola, Inc.                                   151,293      3,048,554
-----------------------------------------------------------------------
QUALCOMM Inc.                                     62,537      2,505,858
-----------------------------------------------------------------------
Redback Networks Inc.(a)                          64,559      1,184,012
-----------------------------------------------------------------------
Tellabs, Inc.(a)                                 254,569      3,388,313
=======================================================================
                                                             18,665,992
=======================================================================

COMPUTER HARDWARE-5.32%

Apple Computer, Inc.(a)                           34,654      1,979,436
-----------------------------------------------------------------------
Hewlett-Packard Co.                              163,757      5,187,822
-----------------------------------------------------------------------
Palm, Inc.(a)(b)                                 134,429      2,164,307
=======================================================================
                                                              9,331,565
=======================================================================

COMPUTER STORAGE & PERIPHERALS-4.15%

EMC Corp.(a)                                     150,456      1,650,502
-----------------------------------------------------------------------
Network Appliance, Inc.(a)                        75,934      2,680,470
-----------------------------------------------------------------------
Rackable Systems Inc.(a)                          28,902      1,141,340
-----------------------------------------------------------------------
Seagate Technology(a)                             80,248      1,816,815
=======================================================================
                                                              7,289,127
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.33%

DST Systems, Inc.(a)                              46,409      2,761,336
-----------------------------------------------------------------------
First Data Corp.                                  70,670      3,182,977
-----------------------------------------------------------------------
VeriFone Holdings, Inc.(a)                       111,807      3,407,877
=======================================================================
                                                              9,352,190
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.88%

Amphenol Corp.-Class A                            27,671      1,548,469
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-8.45%

Akamai Technologies, Inc.(a)                     116,349   $  4,210,670
-----------------------------------------------------------------------
Digital River, Inc.(a)                            73,435      2,966,040
-----------------------------------------------------------------------
Google Inc.-Class A(a)                             9,650      4,046,535
-----------------------------------------------------------------------
Yahoo! Inc.(a)                                   109,333      3,607,989
=======================================================================
                                                             14,831,234
=======================================================================

IT CONSULTING & OTHER SERVICES-4.34%

Accenture Ltd.-Class A                           134,931      3,821,246
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class
  A(a)                                            56,394      3,799,264
=======================================================================
                                                              7,620,510
=======================================================================

MOVIES & ENTERTAINMENT-0.94%

News Corp.-Class A                                86,121      1,651,801
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.77%

BlueStream Ventures L.P. (Acquired
  08/03/00-06/23/06; Cost
  $2,744,655)(a)(c)(d)(e)                      2,868,750      1,344,239
=======================================================================

SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.                          110,995      1,806,999
-----------------------------------------------------------------------
FormFactor Inc.(a)                                74,288      3,315,473
-----------------------------------------------------------------------
Lam Research Corp.(a)                             48,157      2,245,079
=======================================================================
                                                              7,367,551
=======================================================================

SEMICONDUCTORS-15.48%

Analog Devices, Inc.                              39,583      1,272,198
-----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         42,972      1,291,309
-----------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)           11,207        325,003
-----------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)          159,394      4,686,184
-----------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            143,245      2,031,214
-----------------------------------------------------------------------
Intel Corp.                                      131,207      2,486,373
-----------------------------------------------------------------------
Intersil Corp.-Class A                            37,152        863,784
-----------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                  41,037      1,819,170
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   44,796      1,438,399
-----------------------------------------------------------------------
Microchip Technology Inc.                         95,880      3,216,774
-----------------------------------------------------------------------
National Semiconductor Corp.                      72,769      1,735,541
-----------------------------------------------------------------------
NVIDIA Corp.(a)                                   49,335      1,050,342
-----------------------------------------------------------------------
PMC-Sierra, Inc.(a)                              265,273      2,493,566
-----------------------------------------------------------------------
SiRF Technology Holdings, Inc.(a)                 22,875        737,032
-----------------------------------------------------------------------
Texas Instruments Inc.                            57,053      1,728,135
=======================================================================
                                                             27,175,024
=======================================================================

SYSTEMS SOFTWARE-4.35%

Microsoft Corp.                                   60,507      1,409,813
-----------------------------------------------------------------------
Oracle Corp.(a)                                  267,689      3,878,814
-----------------------------------------------------------------------
Red Hat, Inc.(a)                                 100,019      2,340,444
=======================================================================
                                                              7,629,071
=======================================================================

                            AIM V.I. TECHNOLOGY FUND

                                                SHARES        VALUE
-----------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.13%

Arrow Electronics, Inc.(a)                        61,369   $  1,976,082
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.92%

American Tower Corp.-Class A(a)                   29,100        905,592
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              43,851      2,472,319
=======================================================================
                                                              3,377,911
=======================================================================
    Total Domestic Common Stocks (Cost
      $127,033,332)                                         136,769,678
=======================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-16.38%

CANADA-1.47%

Telus Corp. (Integrated Telecommunication
  Services)                                       62,400      2,573,029
=======================================================================

FINLAND-1.99%

Nokia Oyj-ADR (Communications Equipment)         172,704      3,498,983
=======================================================================

FRANCE-1.14%

Silicon-On-Insulator Technologies
  (Semiconductors)(a)                             67,507      1,997,468
=======================================================================

GERMANY-1.22%

SAP A.G.-ADR (Application Software)               40,692      2,137,144
=======================================================================

ISRAEL-1.65%

NICE Systems Ltd.-ADR (Communications
  Equipment)(a)                                  102,884      2,895,156
=======================================================================

JAPAN-1.23%

Toshiba Corp. (Computer Hardware)(b)(f)          329,000      2,159,265
=======================================================================

MEXICO-2.07%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)          109,169      3,630,961
=======================================================================

NETHERLANDS-1.14%

ASML Holding N.V.-New York Shares
  (Semiconductor Equipment)(a)                    98,971      2,001,193
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

SOUTH KOREA-0.76%

Samsung Electronics Co., Ltd.
  (Semiconductors)(f)                              2,100   $  1,340,245
=======================================================================

SWEDEN-1.37%

Telefonaktiebolaget LM Ericsson-ADR
  (Communications Equipment)                      72,647      2,400,257
=======================================================================

SWITZERLAND-0.99%

STMicroelectronics N.V.-New York Shares
  (Semiconductors)                               108,662      1,746,198
=======================================================================

TAIWAN-1.35%

Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(f)         385,868      2,376,084
=======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $25,330,623)                    28,755,983
=======================================================================

MONEY MARKET FUNDS-3.53%

Liquid Assets Portfolio-Institutional
  Class(g)                                     3,097,360      3,097,360
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       3,097,361      3,097,361
=======================================================================
    Total Money Market Funds (Cost
  $6,194,721)                                                 6,194,721
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-97.83% (Cost
  $158,558,676)                                             171,720,382
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.03%

Premier Portfolio-Institutional Class(g)(h)    3,568,903      3,568,903
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,568,903)                                       3,568,903
=======================================================================
TOTAL INVESTMENTS-99.86% (Cost $162,127,579)                175,289,285
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                             246,513
=======================================================================
NET ASSETS-100.00%                                         $175,535,798
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.77% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15 % of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 0.77% of the Fund's Net Assets. See Note 1A.
(e) The Fund has a remaining commitment of $506,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $5,875,594, which represented 3.35% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $152,363,955)*       $165,525,661
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,763,624)                                 9,763,624
=============================================================
     Total investments (cost $162,127,579)        175,289,285
=============================================================
Foreign currencies, at value (cost $1,456,513)      1,466,376
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,892,160
-------------------------------------------------------------
  Fund shares sold                                    390,261
-------------------------------------------------------------
  Dividends                                            62,596
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 41,854
=============================================================
     Total assets                                 182,142,532
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                             2,641,414
-------------------------------------------------------------
  Fund shares reacquired                              117,476
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             50,287
-------------------------------------------------------------
  Collateral upon return of securities loaned       3,568,903
-------------------------------------------------------------
Accrued administrative services fees                  171,649
-------------------------------------------------------------
Accrued distribution fees--Series II                       94
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                481
-------------------------------------------------------------
Accrued transfer agent fees                             2,625
-------------------------------------------------------------
Accrued operating expenses                             53,805
=============================================================
     Total liabilities                              6,606,734
=============================================================
Net assets applicable to shares outstanding      $175,535,798
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $658,679,219
-------------------------------------------------------------
Undistributed net investment income (loss)           (533,971)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                               (495,780,982)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                13,171,532
=============================================================
                                                 $175,535,798
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $175,395,704
_____________________________________________________________
=============================================================
Series II                                        $    140,094
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           13,867,340
_____________________________________________________________
=============================================================
Series II                                              11,150
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.65
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.56
_____________________________________________________________
=============================================================

* At June 30, 2006, securities with an aggregate value of $3,171,302 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $34,919)                                       $    393,659
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $26,609, after compensation to counterparties
  of $132,191)                                        180,319
=============================================================
    Total investment income                           573,978
=============================================================

EXPENSES:

Advisory fees                                         718,241
-------------------------------------------------------------
Administrative services fees                          261,217
-------------------------------------------------------------
Custodian fees                                         26,997
-------------------------------------------------------------
Distribution fees--Series II                              187
-------------------------------------------------------------
Transfer agent fees                                    14,106
-------------------------------------------------------------
Trustees' and officer's fees and benefits               9,382
-------------------------------------------------------------
Other                                                  36,347
=============================================================
    Total expenses                                  1,066,477
=============================================================
Less: Fees waived and expense offset
  arrangement                                            (960)
=============================================================
    Net expenses                                    1,065,517
=============================================================
Net investment income (loss)                         (491,539)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS

Net realized gain from:
  Investment securities                            16,242,860
-------------------------------------------------------------
  Foreign currencies                                   19,177
-------------------------------------------------------------
  Option contracts written                             73,758
=============================================================
                                                   16,335,795
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (15,893,806)
-------------------------------------------------------------
  Foreign currencies                                    7,248
-------------------------------------------------------------
  Option contracts written                             85,597
=============================================================
                                                  (15,800,961)
=============================================================
Net gain from investment securities, foreign
  currencies and option contracts                     534,834
=============================================================
Net increase in net assets resulting from
  operations                                     $     43,295
_____________________________________________________________
=============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (491,539)   $ (1,077,606)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             16,335,795       7,137,416
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (15,800,961)     (2,919,636)
==========================================================================================
    Net increase in net assets resulting from operations            43,295       3,140,174
==========================================================================================
Share transactions-net:
  Series I                                                     (15,347,795)    (13,115,433)
------------------------------------------------------------------------------------------
  Series II                                                         (1,555)        (26,030)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (15,349,350)    (13,141,463)
==========================================================================================
    Net increase (decrease) in net assets                      (15,306,055)    (10,001,289)
==========================================================================================

NET ASSETS:

Beginning of period                                            190,841,853     200,843,142
==========================================================================================
End of period (including undistributed net investment income
  (loss) of $(533,971) and $(42,432), respectively)           $175,535,798    $190,841,853
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Securities for which market quotations are

                            AIM V.I. TECHNOLOGY FUND
     not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

                            AIM V.I. TECHNOLOGY FUND

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $713.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $236,422 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $14,106.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $187.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the

                            AIM V.I. TECHNOLOGY FUND
same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --       $ 3,399,564       $   (302,204)         $   --         $3,097,360      $  1,259       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            6,911,034        50,511,247        (54,324,920)             --          3,097,361       152,451           --
==================================================================================================================================
  Subtotal        $6,911,034       $53,910,811       $(54,627,124)         $   --         $6,194,721      $153,710       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class           $1,989,759       $ 47,363,744      $ (45,784,600)        $   --         $3,568,903      $ 26,609       $   --
==================================================================================================================================
  Total           $8,900,793       $101,274,555      $(100,411,724)        $   --         $9,763,624      $180,319       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities purchases of $1,793,269.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $247.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,097 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties

                            AIM V.I. TECHNOLOGY FUND
to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $3,171,302 were on loan to brokers. The loans were secured by cash collateral of $3,568,903 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $26,609 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                               165      $  39,473
------------------------------------------------------------------------------------
Written                                                         1,741        141,297
------------------------------------------------------------------------------------
Closed                                                            (66)       (15,971)
------------------------------------------------------------------------------------
Exercised                                                      (1,387)      (100,285)
------------------------------------------------------------------------------------
Expired                                                          (453)       (64,514)
====================================================================================
End of period                                                      --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $506,206,634 of capital loss carryforward in the fiscal year ended December 31, 2006.

                            AIM V.I. TECHNOLOGY FUND

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                               $ 64,729,977
-----------------------------------------------------------------------------
December 31, 2008                                                260,086,552
-----------------------------------------------------------------------------
December 31, 2009                                                153,547,080
-----------------------------------------------------------------------------
December 31, 2010                                                 33,793,498
=============================================================================
Total capital loss carryforward                                 $512,157,107
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 30, 2004, the date of the reorganization of AIM V.I. New Technology Fund and INVESCO
  VIF-Telecommunications Fund into the Fund, are realized on securities held in each fund as such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $102,120,879 and $120,312,218, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $    19,916,019
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (6,120,621)
===============================================================================
Net unrealized appreciation of investment securities            $    13,795,398
===============================================================================
Cost of investments for tax purposes is $161,493,887.


NOTE 12--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     1,097,751    $ 14,644,527     4,018,565    $ 48,024,772
----------------------------------------------------------------------------------------------------------------------
  Series II                                                          401           5,325        11,967         142,892
======================================================================================================================
Reacquired:
  Series I                                                    (2,258,603)    (29,992,322)   (5,144,542)    (61,140,205)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                         (529)         (6,880)      (14,093)       (168,922)
======================================================================================================================
                                                              (1,160,980)   $(15,349,350)   (1,128,103)   $(13,141,463)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 71% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                            AIM V.I. TECHNOLOGY FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             SERIES I
                                     ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                  YEAR ENDED DECEMBER 31,
                                      JUNE 30,        -----------------------------------------------------------------------
                                        2006            2005        2004             2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  12.69        $  12.42    $  11.87         $   8.17         $  15.37         $  28.37
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           (0.04)          (0.07)      (0.04)(a)        (0.08)           (0.00)(b)        (0.12)(c)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       (0.00)           0.34        0.59             3.78            (7.20)          (12.88)
=============================================================================================================================
    Total from investment
      operations                         (0.04)           0.27        0.55             3.70            (7.20)          (13.00)
=============================================================================================================================
Net asset value, end of period        $  12.65        $  12.69    $  12.42         $  11.87         $   8.17         $  15.37
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(d)                          (0.32)%          2.17%       4.63%           45.29%          (46.84)%         (45.82)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $175,396        $190,700    $200,556         $171,546         $105,508         $240,253
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net
  assets                                  1.11%(e)        1.12%       1.15%            1.10%            1.11%            1.07%
=============================================================================================================================
Ratio of net investment income
  (loss) to average net assets           (0.51)%(e)      (0.60)%     (0.39)%(a)       (0.85)%          (0.96)%          (0.66)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                  55%            114%        137%              89%              92%              88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.82)%, respectively.
(b) The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.12) for the year ended December 31, 2002.
(c)  Calculated using average shares outstanding.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e) Ratios are annualized and based on average daily net assets of $192,967,282.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                            AIM V.I. TECHNOLOGY FUND

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.62            $12.39           $11.09
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.11)           (0.05)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)             0.34             1.35
=============================================================================================================
    Total from investment operations                             (0.06)             0.23             1.30
=============================================================================================================
Net asset value, end of period                                  $12.56            $12.62           $12.39
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (0.48)%            1.86%           11.72%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  140            $  142           $  166
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                           1.36%(c)          1.37%            1.40%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.76)%(c)        (0.85)%          (0.64)%(a)(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          55%              114%             137%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (1.07)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $150,892.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

                            AIM V.I. TECHNOLOGY FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                            AIM V.I. TECHNOLOGY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                            AIM V.I. TECHNOLOGY FUND

                                                         AIM V.I. UTILITIES FUND
                               Semiannual Report to Shareholders o June 30, 2006










             AIM V.I. UTILITIES FUND seeks capital growth. It also seeks income.







          UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF
                                JUNE 30, 2006, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2006,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--






NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. UTILITIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                             greater growth potential, while
                                                                                        regulated firms provide more stable
======================================================================================  dividends and principal.
PERFORMANCE SUMMARY
                                          ============================================  o Generally avoiding excessive
An investor preference for                                                              concentration of assets in a small
dividend-paying equities boosted the      FUND VS. INDEXES                              number of stocks.
performance of utilities stocks, helping
the Fund post positive returns for the    CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,   o Maintaining a reasonable cash position
six-month period ended June               EXCLUDING VARIABLE PRODUCT ISSUER CHARGES.    to avoid having to sell stocks during
30,2006. Excluding variable product       IF VARIABLE PRODUCT ISSUER CHARGES WERE       market downturns.
issuer charges, the Fund outperformed     INCLUDED, RETURNS WOULD BE LOWER.
the S&P 500 Index due to strong stock                                                      We may sell a stock for any of the
selection particularly in electric        Series I Shares                        7.68%  following reasons:
utilities and diversified
telecommunication services. In addition,  Series II Shares                       7.60   o Earnings growth is threatened by
investors favored utilities stocks                                                      deterioration in the firm's fundamentals
because of their generally more           Standard & Poor's Composite Index             or change in the operating environment
defensive character and their tendency    of 500 Stocks (S&P 500 Index)
to pay dividends.                         (Broad-market index)                   2.71   o Valuation becomes too high

   Your Fund's long-term performance      Lipper Utility Fund Index                     o Corporate strategy changes
appears on page 4.                        (Peer Group Index)                     7.62
                                                                                        MARKET CONDITIONS AND YOUR FUND
                                          SOURCE: LIPPER INC.
                                                                                        After performing strongly during the
                                          ============================================  first four months of 2006, the U.S.
                                                                                        stock market retreated over the last two
======================================================================================  months of the reporting period, largely due to concerns about persistently high
HOW WE INVEST                             demand for certain products and               energy prices and rising interest
                                          deregulation of state markets, and that       rates--and the potential impact of both
We invest primarily in natural gas,       are attractively valued relative to the       on economic growth and inflation. During
electricity and telecommunication         rest of the market. We also monitor and       the reporting period, the U.S. Federal
services companies, selecting stocks      may adjust industry and position weights      Reserve Board (the Fed) continued its
based on our quantitative and             according to prevailing economic trends       tightening policy, raising the key
fundamental analysis of individual        such as gross domestic product (GDP)          federal funds target rate to 5.25%.
companies. Our quantitative analysis      growth and interest rate changes.
focuses on positive cash flows and                                                         Against this backdrop, energy and
predictable earnings. Our fundamental        We control risk by:                        telecommunication services were the
analysis seeks strong balance sheets,                                                   best-performing sectors of the S&P 500
competent management and sustainable      o Diversifying across most industries         Index. Although utilities stocks posted
dividends and distributions.              and sub-industries within the utilities       positive returns, it was one of the
                                          sector.                                       weaker performing sectors of the broad
   We look for companies that could                                                     market. Utilities stocks tend to be
potentially benefit from industry         o Owning both regulated and unregulated       sensitive to interest rate movements
trends, such as increased                 utilities-unregulated companies provide       because they generally pay dividends and
                                                                                        are particularly attractive

========================================  ============================================  ============================================

PORTFOLIO COMPOSITION                     TOTAL NET ASSETS           $110.9 MILLION     TOP 10 EQUITY HOLDINGS*
                                          TOTAL NUMBER OF HOLDINGS*              35
By industry                                                                              1.TXU Corp.                           5.7%

Electric Utilities                 29.4%                                                 2.Questar Corp.                       5.4

Multi-Utilities                    23.9                                                  3.Kinder Morgan, Inc.                 5.1

Independent Power Producers                                                              4.Exelon Corp.                        5.0
& Energy Traders                   12.8
                                                                                         5.Williams Cos., Inc. (The)           4.5
Gas Utilities                      10.9
                                                                                         6.NRG Energy, Inc.                    4.2
Integrated Telecommunication
Services                           10.4                                                  7.Verizon Communications Inc.         4.1

Oil & Gas Storage &                                                                      8.AT&T Inc.                           4.1
Transportation                      9.7
                                                                                         9.Sempra Energy                       4.0
Water Utilities                     2.0
                                                                                        10.Edison International                3.9
Money Market Funds
Plus Other Assets
Less Liabilities                    0.9


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================  ============================================  ============================================

AIM V.I. UTILITIES FUND


when interest rates are low. As the Fed   services primarily in the U.S. Shares of                          JOHN S. SEGNER,
continued its tight monetary policy, it   the stock declined after the company                              portfolio manager,
hurt the performance of utilities         reported lower financial results. We                [SEGNER       is lead manager of
stocks.                                   still own the stock as we believe the                PHOTO]       AIM V.I. Utilities
                                          company is making progress and acquiring                          Fund. Mr. Segner has
   For the reporting period, our          new water systems.                                                more than 20 years
holdings in electric utilities and                                                                          of experience in the
diversified telecommunication services       DOMINION RESOURCES also                                        energy and
companies had the most positive impact    underperformed during the period. In          investment industries. Before joining
on Fund performance. Rising energy        November, the company reported operating      the Fund's advisor in 1997, he was
prices had relatively little negative     earnings per share below guidance and         managing director and principal with an
effect on utilities, particularly those   analyst expectations. While not directly      investment management company that
that were relatively deregulated and had  affecting its utility operations,             focused exclusively on publicly-traded
the ability to pass on fuel costs to      hurricanes Katrina and Rita damaged the       energy stocks. Prior to that, he held
their customers. Indeed, companies with   company's exploration and production          positions with several energy companies.
this ability were among the better        downstream processing facilities. As          Mr. Segner earned a B.S. in civil
performing stocks for the Fund. One of    company management noted in a recent          engineering from the University of
these stocks was TXU CORPORATION, a       earnings conference call, the issue is a      Alabama and an M.B.A. with a
Texas-based power company and the Fund's  timing concern, as earnings lost in 2005      concentration in finance from The
top holding. TXU has made an impressive   have the potential to be offset in 2006       University of Texas at Austin.
turnaround through restructuring, going   when business interruption insurance
from unprofitable early in 2004 to        proceeds could be received.                   Assisted by the Energy/Gold/Utilities Team
profitable in 2005. TXU benefited from
the deregulation of the electric          IN CLOSING
industry in Texas, which enabled it to
increase its customer base.               During the reporting period, the 15% tax
                                          rate for qualified dividends, which has
           DURING THE PERIOD,             made utilities stocks attractive to
          THE 15% TAX RATE FOR            investors, was extended. However, we
          QUALIFIED DIVIDENDS,            remained modestly concerned about
             WHICH HAS MADE               interest rate and inflationary trends.
            UTILITIES STOCKS              We continued to maintain our focus on
        ATTRACTIVE TO INVESTORS,          holding the favorably priced stocks of
              WAS EXTENDED                strong companies with reasonable growth
                                          prospects and attractive dividend
   A number of the Fund's diversified     yields.
telecommunications holdings performed
well during the period; BELLSOUTH in         We thank you for your continued
particular was a notable contributor.     investment in AIM V.I. Utilities Fund.
The company provides phone and data
services in nine southeastern states,     THE VIEWS AND OPINIONS EXPRESSED IN
and it services about 22 million          MANAGEMENT'S DISCUSSION OF FUND
residential and business phone lines.     PERFORMANCE ARE THOSE OF A I M ADVISORS,
Recently, the company returned cash to    INC. THESE VIEWS AND OPINIONS ARE
shareholders through dividends and an     SUBJECT TO CHANGE AT ANY TIME BASED ON
aggressive share repurchase program. The  FACTORS SUCH AS MARKET AND ECONOMIC
firm recently announced it had already    CONDITIONS. THESE VIEWS AND OPINIONS MAY
completed $600 million of its $2 billion  NOT BE RELIED UPON AS INVESTMENT ADVICE
share repurchase plan. In addition, the   OR RECOMMENDATIONS, OR AS AN OFFER FOR A
company agreed to be bought by AT&T for   PARTICULAR SECURITY. THE INFORMATION IS
$67 billion in stock.                     NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                          OF ANY MARKET, COUNTRY, INDUSTRY,
   Detracting from Fund performance was   SECURITY OR THE FUND. STATEMENTS OF FACT
AQUA AMERICA, a holding company for       ARE FROM SOURCES CONSIDERED RELIABLE,
regulated utilities providing water or    BUT A I M ADVISORS, INC. MAKES NO
wastewater                                REPRESENTATION OR WARRANTY AS TO THEIR
                                          COMPLETENESS OR ACCURACY. ALTHOUGH                               [RIGHT ARROW GRAPHIC]
                                          HISTORICAL PERFORMANCE IS NO GUARANTEE
                                          OF FUTURE RESULTS, THESE INSIGHTS MAY
                                          HELP YOU UNDERSTAND OUR INVESTMENT            FOR A DISCUSSION OF THE RISKS OF
                                          MANAGEMENT PHILOSOPHY.                        INVESTING IN YOUR FUND, INDEXES USED IN
                                                                                        THIS REPORT AND YOUR FUND'S LONG-TERM
                                                                                        PERFORMANCE, PLEASE TURN TO PAGE 4.

AIM V.I. UTILITIES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS              AND SERIES II SHARE CLASSES WILL DIFFER       VARIABLE PRODUCT VALUES. THEY DO NOT
                                          PRIMARILY DUE TO DIFFERENT CLASS              REFLECT SALES CHARGES, EXPENSES AND FEES
As of 6/30/06                             EXPENSES.                                     ASSESSED IN CONNECTION WITH A VARIABLE
                                                                                        PRODUCT. SALES CHARGES, EXPENSES AND
SERIES I SHARES                              THE PERFORMANCE DATA QUOTED REPRESENT      FEES, WHICH ARE DETERMINED BY THE
Inception (12/30/94)               7.71%  PAST PERFORMANCE AND CANNOT GUARANTEE         VARIABLE PRODUCT ISSUERS, WILL VARY AND
10 Years                           7.12   COMPARABLE FUTURE RESULTS; CURRENT            WILL LOWER THE TOTAL RETURN.
 5 Years                           3.32   PERFORMANCE MAY BE LOWER OR HIGHER.
 1 Year                           13.98   PLEASE CONTACT YOUR VARIABLE PRODUCT             PER NASD REQUIREMENTS, THE MOST
                                          ISSUER OR FINANCIAL ADVISOR FOR THE MOST      RECENT MONTH-END PERFORMANCE DATA AT THE
SERIES II SHARES                          RECENT MONTH-END VARIABLE PRODUCT             FUND LEVEL, EXCLUDING VARIABLE PRODUCT
10 Years                           6.85%  PERFORMANCE. PERFORMANCE FIGURES REFLECT      CHARGES, IS AVAILABLE ON THIS AIM
 5 Years                           3.07   FUND EXPENSES, REINVESTED DISTRIBUTIONS       AUTOMATED INFORMATION LINE,
 1 Year                           13.66   AND CHANGES IN NET ASSET VALUE.               866-702-4402. AS MENTIONED ABOVE, FOR
                                          INVESTMENT RETURN AND PRINCIPAL VALUE         THE MOST RECENT MONTH-END PERFORMANCE
========================================  WILL FLUCTUATE SO THAT YOU MAY HAVE A         INCLUDING VARIABLE PRODUCT CHARGES,
                                          GAIN OR LOSS WHEN YOU SELL SHARES.            PLEASE CONTACT YOUR VARIABLE PRODUCT
SERIES II SHARES' INCEPTION DATE IS                                                     ISSUER OR FINANCIAL ADVISOR.
APRIL 30, 2004. RETURNS SINCE THAT DATE       AIM V.I. UTILITIES FUND, A SERIES
ARE HISTORICAL. ALL OTHER RETURNS ARE     PORTFOLIO OF AIM VARIABLE INSURANCE
THE BLENDED RETURNS OF THE HISTORICAL     FUNDS, IS CURRENTLY OFFERED THROUGH
PERFORMANCE OF SERIES II SHARES SINCE     INSURANCE COMPANIES ISSUING VARIABLE
THEIR INCEPTION AND THE RESTATED          PRODUCTS. YOU CANNOT PURCHASE SHARES
HISTORICAL PERFORMANCE OF SERIES I        OF THE FUND DIRECTLY. PERFORMANCE
SHARES (FOR PERIODS PRIOR TO INCEPTION    FIGURES GIVEN REPRESENT THE FUND AND
OF SERIES II SHARES) ADJUSTED TO REFLECT  ARE NOT INTENDED TO REFLECT ACTUAL
THE RULE 12b-1 FEES APPLICABLE TO SERIES
II SHARES. THE INCEPTION DATE OF SERIES
I SHARES IS DECEMBER 30, 1994. THE
PERFORMANCE OF THE FUND'S SERIES I

PRINCIPAL RISKS OF INVESTING IN THE FUND  ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

Investing in a single-sector or           The unmanaged STANDARD & POOR'S               The returns shown in management's
single-region mutual fund involves        COMPOSITE INDEX OF 500 STOCKS (the S&P        discussion of Fund performance are based
greater risk and potential reward than    500--Registered Trademark-- Index) is an      on net asset values calculated for
investing in a more diversified fund.     index of common stocks frequently used        shareholder transactions. Generally
                                          as a general measure of U.S. stock            accepted accounting principles require
   The Fund may invest up to 25% of its   market performance.                           adjustments to be made to the net assets
assets in the securities of non-U.S.                                                    of the Fund at period end for financial
issuers. Securities of Canadian issuers      The unmanaged LIPPER UTILITY FUND          reporting purposes, and as such, the net
and American Depositary Receipts are not  INDEX represents an average of the 30         asset values for shareholder
subject to this 25% limitation.           largest utility funds tracked by Lipper       transactions and the returns based on
International investing presents risks    Inc., an independent mutual fund              those net asset values may differ from
not associated with investing solely in   performance monitor.                          the net asset values and returns
the United States. These include risks                                                  reported in the Financial Highlights.
relating to the fluctuation in the value     The Fund is not managed to track the       Additionally, the returns and net asset
of the U.S. dollar relative to the        performance of any particular index,          values shown throughout this report are
values of the currencies, the custody     including the indexes defined here, and       at the Fund level only and do not
arrangements made for the Fund's foreign  consequently, the performance of the          include variable product issuer charges.
holdings, differences in accounting,      Fund may deviate significantly from the       If such charges were included, the total
political risks and the lesser degree of  performance of the indexes.                   returns would be lower.
public information required to be
provided by non-U.S. companies.              A direct investment cannot be made in         Industry classifications used in this
                                          an index. Unless otherwise indicated,         report are generally according to the
   Investing in smaller companies         index results include reinvested              Global Industry Classification Standard,
involves greater risk than investing in   dividends, and they do not reflect sales      which was developed by and is the
more established companies, such as       charges. Performance of an index of           exclusive property and a service mark of
business risk, significant stock price    funds reflects fund expenses;                 Morgan Stanley Capital International
fluctuations and illiquidity.             performance of a market index does not.       Inc. and Standard & Poor's.

   By concentrating on a small number of
holdings, the Fund carries greater risk
because each investment has a greater
effect on the Fund's overall
performance.

AIM V.I. UTILITIES FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                   ACTUAL EXPENSES                               year before expenses, which is not the
                                                                                        Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur   The table below provides information          cumulative total returns at net asset
ongoing costs, including management       about actual account values and actual        value after expenses for the six months
fees; distribution and/or service fees    expenses. You may use the information in      ended June 30, 2006, appear in the table
(12b-1); and other Fund expenses. This    this table, together with the amount you      "Fund vs. Indexes" on page 2.
example is intended to help you           invested, to estimate the expenses that
understand your ongoing costs (in         you paid over the period. Simply divide          THE HYPOTHETICAL ACCOUNT VALUES AND
dollars) of investing in the Fund and to  your account value by $1,000 (for             EXPENSES MAY NOT BE USED TO ESTIMATE THE
compare these costs with ongoing costs    example, an $8,600 account value divided      ACTUAL ENDING ACCOUNT BALANCE OR
of investing in other mutual funds. The   by $1,000 = 8.6), then multiply the           EXPENSES YOU PAID FOR THE PERIOD. YOU
example is based on an investment of      result by the number in the table under       MAY USE THIS INFORMATION TO COMPARE THE
$1,000 invested at the beginning of the   the heading entitled "Actual Expenses         ONGOING COSTS OF INVESTING IN THE FUND
period and held for the entire period     Paid During Period" to estimate the           AND OTHER FUNDS. TO DO SO, COMPARE THIS
January 1, 2006, through June 30, 2006.   expenses you paid on your account during      5% HYPOTHETICAL EXAMPLE WITH THE 5%
                                          this period.                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
   The actual and hypothetical expenses                                                 SHAREHOLDER REPORTS OF THE OTHER FUNDS.
in the examples below do not represent    HYPOTHETICAL EXAMPLE FOR
the effect of any fees or other expenses  COMPARISON PURPOSES                              Please note that the expenses shown
assessed in connection with a variable                                                  in the table are meant to highlight your
product; if they did, the expenses shown  The table below also provides                 ongoing costs. Therefore, the
would be higher while the ending account  information about hypothetical account        hypothetical information is useful in
values shown would be lower.              values and hypothetical expenses based        comparing ongoing costs, and will not
                                          on the Fund's actual expense ratio and        help you determine the relative total
                                          an assumed rate of return of 5% per           costs of owning different funds.

====================================================================================================================================


                                                  ACTUAL                     HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING            EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE          ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
 CLASS            (1/1/06)          (6/30/06)(1)        PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
Series I         $1,000.00            $1,076.80          $4.79         $1,020.18             $4.66            0.93%
Series II         1,000.00             1,076.00           6.07          1,018.94              5.91            1.18



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM V.I. UTILITIES FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Variable     o The nature and extent of the advisory       began serving as investment advisor to
Insurance Funds (the "Board") oversees    services to be provided by AIM. The           the Fund in April 2004. Based on this
the management of AIM V.I. Utilities      Board reviewed the services to be             review and after taking account of all
Fund (the "Fund") and, as required by     provided by AIM under the Advisory            of the other factors that the Board
law, determines annually whether to       Agreement. Based on such review, the          considered in determining whether to
approve the continuance of the Fund's     Board concluded that the range of             continue the Advisory Agreement for the
advisory agreement with A I M Advisors,   services to be provided by AIM under the      Fund, the Board concluded that no
Inc. ("AIM"). Based upon the              Advisory Agreement was appropriate and        changes should be made to the Fund and
recommendation of the Investments         that AIM currently is providing services      that it was not necessary to change the
Committee of the Board, at a meeting      in accordance with the terms of the           Fund's portfolio management team at this
held on June 27, 2006, the Board,         Advisory Agreement.                           time. Although the independent written
including all of the independent                                                        evaluation of the Fund's Senior Officer
trustees, approved the continuance of                                                   (discussed below) only considered Fund
the advisory agreement (the "Advisory     o The quality of services to be provided      performance through the most recent
Agreement") between the Fund and AIM for  by AIM. The Board reviewed the                calendar year, the Board also reviewed
another year, effective July 1, 2006.     credentials and experience of the             more recent Fund performance, which did
                                          officers and employees of AIM who will        not change their conclusions.
   The Board considered the factors       provide investment advisory services to
discussed below in evaluating the         the Fund. In reviewing the
fairness and reasonableness of the        qualifications of AIM to provide              o Meetings with the Fund's portfolio
Advisory Agreement at the meeting on      investment advisory services, the Board       managers and investment personnel. With
June 27, 2006 and as part of the Board's  considered such issues as AIM's               respect to the Fund, the Board is
ongoing oversight of the Fund. In their   portfolio and product review process,         meeting periodically with such Fund's
deliberations, the Board and the          various back office support functions         portfolio managers and/or other
independent trustees did not identify     provided by AIM and AIM's equity and          investment personnel and believes that
any particular factor that was            fixed income trading operations. Based        such individuals are competent and able
controlling, and each trustee attributed  on the review of these and other              to continue to carry out their
different weights to the various          factors, the Board concluded that the         responsibilities under the Advisory
factors.                                  quality of services to be provided by         Agreement.
                                          AIM was appropriate and that AIM
   One responsibility of the independent  currently is providing satisfactory
Senior Officer of the Fund is to manage   services in accordance with the terms of      o Overall performance of AIM. The Board
the process by which the Fund's proposed  the Advisory Agreement.                       considered the overall performance of
management fees are negotiated to ensure                                                AIM in providing investment advisory and
that they are negotiated in a manner                                                    portfolio administrative services to the
which is at arms' length and reasonable.  o The performance of the Fund relative        Fund and concluded that such performance
To that end, the Senior Officer must      to comparable funds. The Board reviewed       was satisfactory.
either supervise a competitive bidding    the performance of the Fund during the
process or prepare an independent         past one, three and five calendar years
written evaluation. The Senior Officer    against the performance of funds advised      o Fees relative to those of clients of
has recommended an independent written    by other advisors with investment             AIM with comparable investment
evaluation in lieu of a competitive       strategies comparable to those of the         strategies. The Board reviewed the
bidding process and, upon the direction   Fund. The Board noted that the Fund's         effective advisory fee rate (before
of the Board, has prepared such an        performance was above the median              waivers) for the Fund under the Advisory
independent written evaluation. Such      performance of such comparable funds for      Agreement. The Board noted that this
written evaluation also considered        the one year period and below such            rate was below the effective advisory
certain of the factors discussed below.   median performance for the three and          fee rate (before waivers) for one mutual
In addition, as discussed below, the      five year periods. The Board also noted       fund advised by AIM with investment
Senior Officer made a recommendation to   that AIM began serving as investment          strategies comparable to those of the
the Board in connection with such         advisor to the Fund in April 2004. Based      Fund. The Board noted that AIM has
written evaluation.                       on this review and after taking account       agreed to limit the Fund's total
                                          of all of the other factors that the          operating expenses, as discussed below.
   The discussion below serves as a       Board considered in determining whether       Based on this review, the Board
summary of the Senior Officer's           to continue the Advisory Agreement for        concluded that the advisory fee rate for
independent written evaluation and        the Fund, the Board concluded that no         the Fund under the Advisory Agreement
recommendation to the Board in            changes should be made to the Fund and        was fair and reasonable.
connection therewith, as well as a        that it was not necessary to change the
discussion of the material factors and    Fund's portfolio management team at this
the conclusions with respect thereto      time. Although the independent written        o Fees relative to those of comparable
that formed the basis for the Board's     evaluation of the Fund's Senior Officer       funds with other advisors. The Board
approval of the Advisory Agreement.       (discussed below) only considered Fund        reviewed the advisory fee rate for the
After consideration of all of the         performance through the most recent           Fund under the Advisory Agreement. The
factors below and based on its informed   calendar year, the Board also reviewed        Board compared effective contractual
business judgment, the Board determined   more recent Fund performance, which did       advisory fee rates at a common asset
that the Advisory Agreement is in the     not change their conclusions.                 level at the end of the past calendar
best interests of the Fund and its                                                      year and noted that the Fund's rate was
shareholders and that the compensation                                                  below the median rate of the funds
to AIM under the Advisory Agreement is    o The performance of the Fund relative        advised by other advisors with
fair and reasonable and would have been   to indices. The Board reviewed the            investment strategies comparable to
obtained through arm's length             performance of the Fund during the past       those of the Fund that the Board
negotiations.                             one, three and five calendar years            reviewed. The Board noted that AIM has
                                          against the performance of the Lipper         agreed to limit the Fund's total
   Unless otherwise stated, information   Variable Underlying Fund Utility Index.       operating expenses, as discussed below.
presented below is as of June 27, 2006    The Board noted that the Fund's               Based on this review, the Board
and does not reflect any changes that     performance was above the performance of      concluded that the advisory fee rate for
may have occurred since June 27, 2006,    such Index for the one year period,           the Fund under the Advisory Agreement
including but not limited to changes to   comparable to such Index for the three        was fair and reasonable.
the Fund's performance, advisory fees,    year period, and below such Index for
expense limitations and/or fee waivers.   the five year period. The Board also
                                          noted that AIM

                                                                                                                     (continued)

AIM V.I. UTILITIES FUND

o Expense limitations and fee waivers.    and its respective shareholders. The          o Historical relationship between the
The Board noted that AIM has              Board therefore concluded that the            Fund and AIM. In determining whether to
contractually agreed to waive fees        investment of cash collateral received        continue the Advisory Agreement for the
and/or limit expenses of the Fund         in connection with the securities             Fund, the Board also considered the
through April 30, 2008 in an amount       lending program in the money market           prior relationship between AIM and the
necessary to limit total annual           funds according to the procedures is in       Fund, as well as the Board's knowledge
operating expenses to a specified         the best interests of the lending Fund        of AIM's operations, and concluded that
percentage of average daily net assets    and its respective shareholders.              it was beneficial to maintain the
for each class of the Fund. The Board                                                   current relationship, in part, because
considered the contractual nature of      o Independent written evaluation and          of such knowledge. The Board also
this fee waiver/expense limitation and    recommendations of the Fund's Senior          reviewed the general nature of the
noted that it remains in effect until     Officer. The Board noted that, upon           non-investment advisory services
April 30, 2008. The Board considered the  their direction, the Senior Officer of        currently performed by AIM and its
effect this fee waiver/expense            the Fund, who is independent of AIM and       affiliates, such as administrative,
limitation would have on the Fund's       AIM's affiliates, had prepared an             transfer agency and distribution
estimated expenses and concluded that     independent written evaluation in order       services, and the fees received by AIM
the levels of fee waivers/expense         to assist the Board in determining the        and its affiliates for performing such
limitations for the Fund were fair and    reasonableness of the proposed                services. In addition to reviewing such
reasonable.                               management fees of the AIM Funds,             services, the trustees also considered
                                          including the Fund. The Board noted that      the organizational structure employed by
o Breakpoints and economies of scale.     the Senior Officer's written evaluation       AIM and its affiliates to provide those
The Board reviewed the structure of the   had been relied upon by the Board in          services. Based on the review of these
Fund's advisory fee under the Advisory    this regard in lieu of a competitive          and other factors, the Board concluded
Agreement, noting that it does not        bidding process. In determining whether       that AIM and its affiliates were
include any breakpoints. The Board        to continue the Advisory Agreement for        qualified to continue to provide
considered whether it would be            the Fund, the Board considered the            non-investment advisory services to the
appropriate to add advisory fee           Senior Officer's written evaluation.          Fund, including administrative, transfer
breakpoints for the Fund or whether, due                                                agency and distribution services, and
to the nature of the Fund and the         o Profitability of AIM and its                that AIM and its affiliates currently
advisory fee structures of comparable     affiliates. The Board reviewed                are providing satisfactory
funds, it was reasonable to structure     information concerning the profitability      non-investment advisory services.
the advisory fee without breakpoints.     of AIM's (and its affiliates')
Based on this review, the Board           investment advisory and other activities      o Other factors and current trends. The
concluded that it was not necessary to    and its financial condition. The Board        Board considered the steps that AIM and
add advisory fee breakpoints to the       considered the overall profitability of       its affiliates have taken over the last
Fund's advisory fee schedule. The Board   AIM, as well as the profitability of AIM      several years, and continue to take, in
reviewed the level of the Fund's          in connection with managing the Fund.         order to improve the quality and
advisory fees, and noted that such fees,  The Board noted that AIM's operations         efficiency of the services they provide
as a percentage of the Fund's net         remain profitable, although increased         to the Funds in the areas of investment
assets, would remain constant under the   expenses in recent years have reduced         performance, product line
Advisory Agreement because the Advisory   AIM's profitability. Based on the review      diversification, distribution, fund
Agreement does not include any            of the profitability of AIM's and its         operations, shareholder services and
breakpoints. The Board concluded that     affiliates' investment advisory and           compliance. The Board concluded that
the Fund's fee levels under the Advisory  other activities and its financial            these steps taken by AIM have improved,
Agreement therefore would not reflect     condition, the Board concluded that the       and are likely to continue to improve,
economies of scale, although the          compensation to be paid by the Fund to        the quality and efficiency of the
advisory fee waiver reflects economies    AIM under its Advisory Agreement was not      services AIM and its affiliates provide
of scale.                                 excessive.                                    to the Fund in each of these areas, and
                                                                                        support the Board's approval of the
o Investments in affiliated money market  o Benefits of soft dollars to AIM. The        continuance of the Advisory Agreement
funds. The Board also took into account   Board considered the benefits realized        for the Fund.
the fact that uninvested cash and cash    by AIM as a result of brokerage
collateral from securities lending        transactions executed through "soft
arrangements, if any (collectively,       dollar" arrangements. Under these
"cash balances") of the Fund may be       arrangements, brokerage commissions paid
invested in money market funds advised    by the Fund and/or other funds advised
by AIM pursuant to the terms of an SEC    by AIM are used to pay for research and
exemptive order. The Board found that     execution services. This research may be
the Fund may realize certain benefits     used by AIM in making investment
upon investing cash balances in AIM       decisions for the Fund. The Board
advised money market funds, including a   concluded that such arrangements were
higher net return, increased liquidity,   appropriate.
increased diversification or decreased
transaction costs. The Board also found   o AIM's financial soundness in light of
that the Fund will not receive reduced    the Fund's needs. The Board considered
services if it invests its cash balances  whether AIM is financially sound and has
in such money market funds. The Board     the resources necessary to perform its
noted that, to the extent the Fund        obligations under the Advisory
invests uninvested cash in affiliated     Agreement, and concluded that AIM has
money market funds, AIM has voluntarily   the financial resources necessary to
agreed to waive a portion of the          fulfill its obligations under the
advisory fees it receives from the Fund   Advisory Agreement.
attributable to such investment. The
Board further determined that the
proposed securities lending program and
related procedures with respect to the
lending Fund is in the best interests of
the lending Fund

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.14%

ELECTRIC UTILITIES-29.45%

E.ON A.G. (Germany)                                 25,000   $  2,878,952
-------------------------------------------------------------------------
Edison International                               110,000      4,290,000
-------------------------------------------------------------------------
Endesa, S.A. (Spain)(a)                             38,000      1,321,735
-------------------------------------------------------------------------
Enel S.p.A. (Italy)(a)                             198,000      1,704,849
-------------------------------------------------------------------------
Entergy Corp.                                       47,000      3,325,250
-------------------------------------------------------------------------
Exelon Corp.                                        98,000      5,569,340
-------------------------------------------------------------------------
FirstEnergy Corp.                                   67,000      3,632,070
-------------------------------------------------------------------------
FPL Group, Inc.                                     77,000      3,186,260
-------------------------------------------------------------------------
PPL Corp.                                          102,000      3,294,600
-------------------------------------------------------------------------
Southern Co. (The)                                  75,000      2,403,750
-------------------------------------------------------------------------
Westar Energy, Inc.                                 50,000      1,052,500
=========================================================================
                                                               32,659,306
=========================================================================

GAS UTILITIES-10.85%

AGL Resources Inc.                                  67,000      2,554,040
-------------------------------------------------------------------------
Equitable Resources, Inc.                           80,000      2,680,000
-------------------------------------------------------------------------
Peoples Energy Corp.                                21,000        754,110
-------------------------------------------------------------------------
Questar Corp.                                       75,000      6,036,750
=========================================================================
                                                               12,024,900
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-12.78%

Constellation Energy Group                          60,000      3,271,200
-------------------------------------------------------------------------
NRG Energy, Inc.(b)                                 96,000      4,625,280
-------------------------------------------------------------------------
TXU Corp.                                          105,000      6,277,950
=========================================================================
                                                               14,174,430
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-10.46%

Alaska Communications Systems Group Inc.           200,000      2,530,000
-------------------------------------------------------------------------
AT&T Inc.                                          162,000      4,518,180
-------------------------------------------------------------------------
Verizon Communications Inc.                        136,000      4,554,640
=========================================================================
                                                               11,602,820
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

MULTI-UTILITIES-23.91%

Ameren Corp.                                        45,000   $  2,272,500
-------------------------------------------------------------------------
Dominion Resources, Inc.                            32,000      2,393,280
-------------------------------------------------------------------------
Duke Energy Corp.                                  142,000      4,170,540
-------------------------------------------------------------------------
KeySpan Corp.                                       26,000      1,050,400
-------------------------------------------------------------------------
National Grid PLC (United Kingdom)(a)              118,000      1,275,480
-------------------------------------------------------------------------
OGE Energy Corp.                                    30,000      1,050,900
-------------------------------------------------------------------------
PG&E Corp.                                         107,000      4,202,960
-------------------------------------------------------------------------
PNM Resources Inc.                                  42,000      1,048,320
-------------------------------------------------------------------------
SCANA Corp.                                         28,000      1,080,240
-------------------------------------------------------------------------
Sempra Energy                                       98,000      4,457,040
-------------------------------------------------------------------------
Veolia Environnement (France)                       68,000      3,515,226
=========================================================================
                                                               26,516,886
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-9.67%

Kinder Morgan, Inc.                                 57,000   $  5,693,730
-------------------------------------------------------------------------
Williams Cos., Inc. (The)                          215,000      5,022,400
=========================================================================
                                                               10,716,130
=========================================================================

WATER UTILITIES-2.02%

Aqua America Inc.                                   98,000      2,233,420
=========================================================================
    Total Common Stocks (Cost $84,656,811)                    109,927,892
=========================================================================
MONEY MARKET FUNDS-0.76%

Liquid Assets Portfolio-Institutional
  Class(c)                                         423,048        423,048
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)           423,048        423,048
=========================================================================
    Total Money Market Funds (Cost $846,096)                      846,096
=========================================================================
TOTAL INVESTMENTS-99.90% (Cost $85,502,907)                   110,773,988
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.10%                               109,695
=========================================================================
NET ASSETS-100.00%                                           $110,883,683
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $4,302,064, which represented 3.88% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $84,656,811)         $109,927,892
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $846,096)                                     846,096
=============================================================
     Total investments (cost $85,502,907)         110,773,988
=============================================================
Foreign currencies, at value (cost $93,761)            94,731
-------------------------------------------------------------
Receivables for:
  Investments sold                                    296,669
-------------------------------------------------------------
  Fund shares sold                                     43,156
-------------------------------------------------------------
  Dividends                                           385,119
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 47,400
-------------------------------------------------------------
Other assets                                            2,822
=============================================================
     Total assets                                 111,643,885
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                               309,374
-------------------------------------------------------------
  Fund shares reacquired                              242,334
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             53,030
-------------------------------------------------------------
Accrued administrative services fees                  111,895
-------------------------------------------------------------
Accrued distribution fees-Series II                       932
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                397
-------------------------------------------------------------
Accrued transfer agent fees                             1,581
-------------------------------------------------------------
Accrued operating expenses                             40,659
=============================================================
     Total liabilities                                760,202
=============================================================
Net assets applicable to shares outstanding      $110,883,683
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 76,269,655
-------------------------------------------------------------
Undistributed net investment income                 5,867,799
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                 3,473,375
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                25,272,854
=============================================================
                                                 $110,883,683
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $109,238,208
_____________________________________________________________
=============================================================
Series II                                        $  1,645,475
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            5,689,619
_____________________________________________________________
=============================================================
Series II                                              86,114
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      19.20
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      19.11
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $65,514)                                        $2,000,050
------------------------------------------------------------
Dividends from affiliated money market funds          49,754
============================================================
     Total investment income                       2,049,804
============================================================

EXPENSES:

Advisory fees                                        334,134
------------------------------------------------------------
Administrative services fees                         148,288
------------------------------------------------------------
Custodian fees                                         9,074
------------------------------------------------------------
Distribution fees-Series II                            1,571
------------------------------------------------------------
Transfer agent fees                                    8,908
------------------------------------------------------------
Trustees' and officer's fees and benefits              8,920
------------------------------------------------------------
Other                                                 32,786
============================================================
     Total expenses                                  543,681
============================================================
Less: Fees waived                                    (24,119)
============================================================
     Net expenses                                    519,562
============================================================
Net investment income                              1,530,242
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES

Net realized (loss) from:

  Investment securities                            5,022,295
------------------------------------------------------------
  Foreign currencies                                  (9,570)
============================================================
                                                   5,012,725
============================================================
Change in net unrealized appreciation of:
  Investment securities                            1,791,872
------------------------------------------------------------
  Foreign currencies                                   5,489
============================================================
                                                   1,797,361
============================================================
Net gain from investment securities and foreign
  currencies                                       6,810,086
============================================================
Net increase in net assets resulting from
  operations                                      $8,340,328
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,       DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,530,242     $  4,326,573
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   5,012,725       33,099,707
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 1,797,361       (3,902,530)
=============================================================================================
    Net increase in net assets resulting from operations         8,340,328       33,523,750
=============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --       (2,617,447)
---------------------------------------------------------------------------------------------
  Series II                                                             --          (17,260)
=============================================================================================
    Decrease in net assets resulting from distributions                 --       (2,634,707)
=============================================================================================
Share transactions-net:
  Series I                                                     (13,113,487)     (76,258,358)
---------------------------------------------------------------------------------------------
  Series II                                                        752,250          118,284
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (12,361,237)     (76,140,074)
=============================================================================================
    Net increase (decrease) in net assets                       (4,020,909)     (45,251,031)
=============================================================================================

NET ASSETS:

  Beginning of period                                          114,904,592      160,155,623
=============================================================================================
  End of period (including undistributed net investment
    income of $5,867,799 and $4,337,557, respectively)        $110,883,683     $114,904,592
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
                            AIM V.I. UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-five separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek capital growth and current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
                            AIM V.I. UTILITIES FUND

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets, through April 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay
                            AIM V.I. UTILITIES FUND
because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $24,119.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2006, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,794 for accounting and fund administrative services and reimbursed $123,494 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. For the six months ended June 30, 2006, the Fund paid AIS $8,908.

    The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2006, the Series II shares paid $1,571.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --       $   647,698       $   (224,650)         $   --          $423,048        $   215       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            5,216,837        19,325,812        (24,119,601)             --           423,048         49,539           --
==================================================================================================================================
  Total           $5,216,837       $19,973,510       $(24,344,251)         $   --          $846,096        $49,754       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                            AIM V.I. UTILITIES FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $1,962 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $919,643 of capital loss carryforward in the fiscal year ended December 31, 2006.

  The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                  CAPITAL LOSS
EXPIRATION                        CARRYFORWARD*
-----------------------------------------------
December 31, 2008                  $  441,827
-----------------------------------------------
December 31, 2009                   3,236,744
===============================================
Total capital loss carryforward     3,678,571
_______________________________________________
===============================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 30, 2004, the date of the reorganization of AIM V.I. Global Utilities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

                            AIM V.I. UTILITIES FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $17,550,023 and $25,975,165, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $25,160,726
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (451,350)
===============================================================================
Net unrealized appreciation of investment securities               $24,709,376
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $86,064,612

NOTE 8--SHARE INFORMATION

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2006(A)               DECEMBER 31, 2005
                                                              --------------------------    -----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       732,760    $ 13,562,804       6,323,063    $ 104,776,537
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                       43,948         806,249          42,862          681,910
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --         144,530        2,617,447
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --             956           17,260
=========================================================================================================================
Reacquired:
  Series I                                                    (1,443,756)    (26,676,291)    (10,289,904)    (183,652,342)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                       (2,915)        (53,999)        (37,379)        (580,886)
=========================================================================================================================
                                                                (669,963)   $(12,361,237)     (3,815,872)   $ (76,140,074)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 62% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

                            AIM V.I. UTILITIES FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        ------------------------------------------------------
                                                             2006            2005        2004       2003       2002        2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  17.83        $  15.61    $  12.95    $ 11.16    $ 14.08    $  21.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.25(a)         0.42(a)     0.42(a)    0.33(a)    0.19        0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                1.12            2.21        2.57       1.60      (3.05)      (6.83)
=================================================================================================================================
  Total from investment operations                             1.37            2.63        2.99       1.93      (2.86)      (6.83)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           --           (0.41)      (0.33)     (0.14)     (0.06)      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --              --          --         --         --       (0.08)
=================================================================================================================================
  Total distributions                                            --           (0.41)      (0.33)     (0.14)     (0.06)      (0.15)
=================================================================================================================================
Net asset value, end of period                             $  19.20        $  17.83    $  15.61    $ 12.95    $ 11.16    $  14.08
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                7.68%          16.83%      23.65%     17.38%    (20.32)%    (32.41)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $109,238        $114,104    $159,554    $62,510    $31,204    $ 20,947
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        0.93%(c)(d)     0.93%(d)     1.01%     1.08%      1.15%       1.15%
=================================================================================================================================
Ratio of net investment income to average net assets           2.75%(c)        2.49%       3.09%      2.84%      2.59%       1.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                       16%             49%         52%        58%       102%         33%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $111,033,885.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.97% for the six months ended June 30, 2006 and 0.96% for the year ended December 31, 2005.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                            AIM V.I. UTILITIES FUND

                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED       COMMENCED)
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.76            $15.57           $12.63
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23(a)           0.38(a)          0.26(a)
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.12              2.20             2.68
=============================================================================================================
    Total from investment operations                              1.35              2.58             2.94
=============================================================================================================
Less dividends from net investment income                           --             (0.39)              --
=============================================================================================================
Net asset value, end of period                                  $19.11            $17.76           $15.57
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   7.60%            16.55%           23.28%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,645            $  801           $  602
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                           1.18%(c)(d)       1.18%(d)         1.28%(e)
=============================================================================================================
Ratio of net investment income to average net assets              2.50%(c)          2.24%            2.82%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                          16%               49%              52%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $1,266,998.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.22% for the six months ended June 30, 2006 and 1.21% for the year ended December 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

TERMS USED IN THE LEGAL PROCEEDINGS NOTE ARE DEFINED TERMS SOLELY FOR THE PURPOSE OF THIS NOTE.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further

                            AIM V.I. UTILITIES FUND
violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                            AIM V.I. UTILITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                            AIM V.I. UTILITIES FUND

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 25, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 25, 2006


By: /s/ Sidney M. Dilgren
    ----------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 25, 2006

                                  EXHIBIT INDEX

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.